UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of November 30, 2016

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2016.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 11.4%
5,162	ABFC Trust, Series 2005-AQ1, Class A4, SUB, 4.860%, 06/25/35	5,274
	Academic Loan Funding Trust,
4,298	Series 2012-1A, Class A1, VAR, 1.384%, 12/27/22 (e)	4,303
3,817	Series 2013-1A, Class A, VAR, 1.334%, 12/26/44 (e)	3,759
23,496	Ajax Mortgage Loan Trust, Series 2016-2, Class A, SUB, 4.125%, 10/25/56 (e)	23,496
	Ally Auto Receivables Trust,
1,074	Series 2013-2, Class A4, 1.240%, 11/15/18	1,074
1,074	Series 2014-SN2, Class A3, 1.030%, 09/20/17	1,074
3,835	Series 2015-SN1, Class A3, 1.210%, 12/20/17	3,836
4,639	Series 2016-1, Class A2A, 1.200%, 08/15/18	4,642
	American Credit Acceptance Receivables Trust,
225	Series 2014-2, Class B, 2.260%, 03/10/20 (e)	225
1,154	Series 2014-3, Class B, 2.430%, 06/10/20 (e)	1,155
882	Series 2015-1, Class A, 1.430%, 08/12/19 (e)	883
3,710	Series 2015-2, Class A, 1.570%, 06/12/19 (e)	3,711
8,997	Series 2015-2, Class C, 4.320%, 05/12/21 (e)	9,188
5,000	Series 2016-2, Class C, 6.090%, 05/12/22 (e)	5,218
7,797	Series 2016-3, Class A, 1.700%, 11/12/20 (e)	7,796
7,301	Series 2016-4, Class C, 2.910%, 02/13/23 (e)	7,265
17,165	Series 2016-1A, Class B, 4.240%, 06/13/22 (e)	17,523
	American Homes 4 Rent Trust,
4,000	Series 2014-SFR1, Class C, VAR, 2.300%, 06/17/31 (e)	3,985
12,060	Series 2014-SFR2, Class A, 3.786%, 10/17/36 (e)	12,471
2,400	Series 2014-SFR2, Class B, 4.290%, 10/17/36 (e)	2,497
4,000	Series 2014-SFR2, Class D, 5.149%, 10/17/36 (e)	4,215
7,300	Series 2014-SFR2, Class E, 6.231%, 10/17/36 (e)	7,746
9,666	Series 2014-SFR3, Class A, 3.678%, 12/17/36 (e)	9,958
3,750	Series 2014-SFR3, Class C, 4.596%, 12/17/36 (e)	3,908
16,970	Series 2014-SFR3, Class E, 6.418%, 12/17/36 (e)	18,219
17,725	Series 2015-SFR1, Class A, 3.467%, 04/17/52 (e)	17,978
7,420	Series 2015-SFR1, Class E, 5.639%, 04/17/52 (e)	7,562
1,415	Series 2015-SFR2, Class E, 6.070%, 10/17/45 (e)	1,483
	AmeriCredit Automobile Receivables Trust,
790	Series 2015-2, Class A2A, 0.830%, 09/10/18	790
6,357	Series 2016-1, Class A3, 1.810%, 10/08/20	6,377
17,976	Series 2016-2, Class A2A, 1.420%, 10/08/19	17,993
3,582	Series 2016-2, Class A3, 1.600%, 11/09/20	3,579
5,937	Series 2016-3, Class A3, 1.460%, 05/08/21	5,920
32	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-13, Class AF6, SUB, 4.965%, 01/25/34	33
49,800	Anchor Assets IX LLC, Series 2016-1, Class A, 5.125%, 02/15/20 (e)	49,800
24,709	ARLP Securitization Trust, Series 2015-1, Class A1, SUB, 3.967%, 05/25/55 (e)	24,756
	AXIS Equipment Finance Receivables III LLC,
7,868	Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	7,876
1,200	Series 2015-1A, Class C, 3.410%, 04/20/20 (e)	1,177
1,200	Series 2015-1A, Class D, 4.050%, 05/20/20 (e)	1,147
14,030	AXIS Equipment Finance Receivables IV LLC, Series 2016-1A, Class A, 2.210%, 11/20/21 (e)	13,992
	B2R Mortgage Trust,
9,311	Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	9,248
19,392	Series 2015-2, Class A, 3.336%, 11/15/48 (e)	19,614
9,300	BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	9,306

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
11,163	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e)	10,981
	BCC Funding Corp. X,
13,842	Series 2015-1, Class A2, 2.224%, 10/20/20 (e)	13,788
2,717	Series 2015-1, Class D, 4.544%, 12/21/20 (e)	2,726
406	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.962%, 04/25/36	395
1,850	Blue Elephant Loan Trust, Series 2015-1, Class B, 5.560%, 12/15/22 (e)	1,843
3,315	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	3,291
	Cabela’s Credit Card Master Note Trust,
6,816	Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	6,823
5,757	Series 2015-2, Class A1, 2.250%, 07/17/23	5,758
1,681	CAM Mortgage LLC, Series 2015-1, Class A, SUB, 3.500%, 07/15/64 (e)	1,681
41,600	Camillo Issuer LLC, Series 2016-SFR 1, 5.000%, 12/05/23	41,600
	Capital Auto Receivables Asset Trust,
18,072	Series 2016-1, Class A3, 1.730%, 04/20/20	18,098
4,276	Series 2016-2, Class A2A, 1.320%, 01/22/19	4,278
	CarFinance Capital Auto Trust,
263	Series 2013-1A, Class B, 2.750%, 11/15/18 (e)	264
2,237	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	2,247
6,458	Series 2014-2A, Class A, 1.440%, 11/16/20 (e)	6,458
4,964	Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	4,968
9,894	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.780%, 10/15/21 (e)	7,520
	CarMax Auto Owner Trust,
7,810	Series 2013-2, Class A4, 0.840%, 11/15/18	7,800
579	Series 2013-4, Class A3, 0.800%, 07/16/18	579
2,612	Series 2013-4, Class A4, 1.280%, 05/15/19	2,613
4,005	Series 2014-2, Class A3, 0.980%, 01/15/19	4,003
2,009	Series 2015-2, Class A2A, 0.820%, 06/15/18	2,008
1,317	Carnow Auto Receivables Trust, Series 2015-1A, Class A, 1.690%, 01/15/20 (e)	1,317
	Chase Funding Trust,
1,695	Series 2003-4, Class 1A5, SUB, 5.330%, 05/25/33	1,739
2,647	Series 2003-6, Class 1A5, SUB, 5.163%, 11/25/34	2,743
4,511	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	4,603
28,332	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A3, 1.770%, 10/15/20 (e)	28,383
	Citi Held For Asset Issuance,
1,179	Series 2015-PM1, Class A, 1.850%, 12/15/21 (e)	1,179
12,837	Series 2015-PM1, Class B, 2.930%, 12/15/21 (e)	12,775
17,603	Series 2016-MF1, Class A, 4.480%, 08/15/22 (e)	17,856
20,545	Series 2016-PM1, Class A, 4.650%, 04/15/25 (e)	20,850
950	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,260
238	Citigroup Global Markets Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	236
394	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.972%, 12/25/33	387
20,085	Colony American Finance Ltd., (Cayman Islands), Series 2016-1, Class A, 2.544%, 06/15/48 (e)	19,755
23,333	Colony American Homes, Series 2014-2A, Class A, VAR, 1.518%, 07/17/31 (e)	23,127
26,904	Concord Funding Co. LLC, Series 2012-2, Class A, 3.145%, 01/15/17 (e)	26,907
8,628	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 4.704%, 12/25/47 (d)	1,432
1,223	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	1,224

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
18,760	COOF Securitization Trust Ltd., Series 2014-1, Class A, IO, VAR, 3.033%, 06/25/40 (e)	2,115
	CPS Auto Receivables Trust,
2,268	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	2,274
1,938	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	1,932
310	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	310
648	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	648
1,813	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	1,812
6,350	Series 2014-B, Class C, 3.230%, 05/15/20 (e)	6,312
2,879	Series 2014-C, Class A, 1.310%, 02/15/19 (e)	2,879
4,347	Series 2014-C, Class C, 3.770%, 08/17/20 (e)	4,339
6,320	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	6,323
4,000	Series 2014-D, Class C, 4.350%, 11/16/20 (e)	4,029
6,367	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	6,369
2,900	Series 2015-A, Class C, 4.000%, 02/16/21 (e)	2,897
21,281	Series 2015-B, Class A, 1.650%, 11/15/19 (e)	21,297
16,500	Series 2015-B, Class C, 4.200%, 05/17/21 (e)	16,538
5,849	Series 2015-C, Class D, 4.630%, 08/16/21 (e)	5,868
12,038	Series 2016-A, Class A, 2.250%, 10/15/19 (e)	12,091
7,060	Series 2016-B, Class A, 2.070%, 11/15/19 (e)	7,086
2,456	Series 2016-B, Class B, 3.180%, 09/15/20 (e)	2,494
7,840	Series 2016-C, Class C, 3.270%, 06/15/22 (e)	7,858
	CPS Auto Trust,
1,751	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	1,752
1,026	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	1,026
	Credit Acceptance Auto Loan Trust,
5,453	Series 2014-1A, Class A, 1.550%, 10/15/21 (e)	5,453
17,727	Series 2015-2A, Class A, 2.400%, 02/15/23 (e)	17,827
2,605	Series 2015-2A, Class C, 3.760%, 02/15/24 (e)	2,590
	CWABS, Inc., Asset-Backed Certificates,
264	Series 2003-5, Class MF1, VAR, 5.374%, 01/25/34	263
10	Series 2004-1, Class 3A, VAR, 1.152%, 04/25/34	8
598	Series 2004-1, Class M1, VAR, 1.342%, 03/25/34	577
88	Series 2004-1, Class M2, VAR, 1.417%, 03/25/34	82
243	CWABS, Inc., Asset-Backed Certificates Trust, Series 2004-6, Class M1, VAR, 1.492%, 10/25/34	229
	Drive Auto Receivables Trust,
12,065	Series 2015-AA, Class D, 4.120%, 07/15/22 (e)	12,311
8,287	Series 2015-BA, Class B, 2.120%, 06/17/19 (e)	8,299
14,251	Series 2015-BA, Class D, 3.840%, 07/15/21 (e)	14,375
6,588	Series 2015-CA, Class D, 4.200%, 09/15/21 (e)	6,690
2,640	Series 2015-DA, Class D, 4.590%, 01/17/23 (e)	2,709
13,085	Series 2016-AA, Class B, 3.170%, 05/15/20 (e)	13,210
16,810	Series 2016-AA, Class C, 3.910%, 05/17/21 (e)	17,126
3,182	Series 2016-BA, Class B, 2.560%, 06/15/20 (e)	3,203
23,204	Series 2016-CA, Class D, 4.180%, 03/15/24 (e)	23,199
	DT Auto Owner Trust,
12,166	Series 2015-2A, Class D, 4.250%, 02/15/22 (e)	12,343
10,209	Series 2016-1A, Class A, 2.000%, 09/16/19 (e)	10,222
8,688	Series 2016-2A, Class A, 1.730%, 08/15/19 (e)	8,697
5,808	Series 2016-2A, Class C, 3.670%, 01/18/22 (e)	5,877
7,434	Series 2016-4A, Class B, 2.020%, 08/17/20 (e)	7,415
12,831	Series 2016-4A, Class D, 3.770%, 10/17/22 (e)	12,658

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
6,265	Engs Commercial Finance Trust, Series 2016-1A, Class A2, 2.630%, 02/22/22 (e)	6,264
	Exeter Automobile Receivables Trust,
2,595	Series 2014-2A, Class C, 3.260%, 12/16/19 (e)	2,611
1,379	Series 2014-3A, Class A, 1.320%, 01/15/19 (e)	1,378
5,389	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	5,404
3,487	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	3,486
9,000	Series 2015-1A, Class B, 2.840%, 03/16/20 (e)	9,032
6,733	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	6,735
9,526	Series 2015-3A, Class A, 2.000%, 03/16/20 (e)	9,538
12,469	Series 2016-2A, Class A, 2.210%, 07/15/20 (e)	12,504
7,800	Series 2016-2A, Class B, 3.640%, 02/15/22 (e)	7,892
8,037	Series 2016-3A, Class B, 2.840%, 08/16/21 (e)	7,990
1,302	Fifth Third Auto Trust, Series 2014-3, Class A3, 0.960%, 03/15/19	1,302
	First Investors Auto Owner Trust,
4,205	Series 2014-3A, Class A3, 1.670%, 11/16/20 (e)	4,208
1,616	Series 2015-1A, Class A2, 1.210%, 04/15/19 (e)	1,615
4,140	Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	4,139
2,933	Series 2015-2A, Class D, 4.220%, 12/15/21 (e)	2,986
14,562	Series 2016-1A, Class A1, 1.920%, 05/15/20 (e)	14,598
	FirstKey Lending Trust,
29,440	Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	29,349
11,055	Series 2015-SFR1, Class B, 3.417%, 03/09/47 (e)	11,036
	Flagship Credit Auto Trust,
782	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	783
996	Series 2014-1, Class A, 1.210%, 04/15/19 (e)	996
2,220	Series 2014-1, Class B, 2.550%, 02/18/20 (e)	2,224
5,032	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	5,031
7,359	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	7,390
3,958	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	3,968
9,364	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	9,336
15,006	Series 2015-3, Class A, 2.380%, 10/15/20 (e)	15,083
5,299	Series 2015-3, Class B, 3.680%, 03/15/22 (e)	5,397
5,163	Series 2015-3, Class C, 4.650%, 03/15/22 (e)	5,238
22,566	Series 2016-1, Class A, 2.770%, 12/15/20 (e)	22,773
3,150	Series 2016-2, Class B, 3.840%, 09/15/22 (e)	3,218
21,080	Series 2016-2, Class C, 6.220%, 09/15/22 (e)	22,403
90	Ford Credit Auto Lease Trust, Series 2014-B, Class A4, 1.100%, 11/15/17	90
7,756	Ford Credit Auto Owner Trust, Series 2016-B, Class A3, 1.330%, 10/15/20	7,746
1,129	Freedom Trust, Series 2012-2, Class A24, VAR, 6.000%, 10/26/42 (e)	1,138
17,448	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	17,469
395	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	330
	GLC II Trust,
2,887	Series 2014-A, Class A, 4.000%, 12/18/20 (e)	2,861
1,261	Series 2014-A, Class B, 6.000%, 12/18/20 (e)	1,233
	GLC Trust,
4,907	Series 2014-A, Class A, 3.000%, 07/15/21 (e)	4,829
409	Series 2014-A, Class B, 4.000%, 07/15/21 (e)	400
	GLS Auto Receivables Trust,
16,036	Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	16,041
9,473	Series 2015-1A, Class B, 4.430%, 12/15/20 (e)	9,632
26,362	Series 2016-1A, Class A, 2.730%, 10/15/20 (e)	26,363
8,500	Series 2016-1A, Class C, 6.900%, 10/15/21 (e)	8,949

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	GM Financial Automobile Leasing Trust,
4,093	Series 2015-1, Class A2, 1.100%, 12/20/17	4,092
10,058	Series 2015-1, Class A3, 1.530%, 09/20/18	10,074
4,191	Series 2015-1, Class A4, 1.730%, 06/20/19	4,203
3,079	GMAT Trust, Series 2013-1A, Class A, SUB, 6.967%, 11/25/43 (e)	3,085
	GO Financial Auto Securitization Trust,
694	Series 2015-1, Class A, 1.810%, 03/15/18 (e)	694
8,462	Series 2015-1, Class B, 3.590%, 10/15/20 (e)	8,420
7,650	Series 2015-2, Class A, 3.270%, 11/15/18 (e)	7,659
7,538	Gold Key Resorts LLC, Series 2014-A, Class A, 3.220%, 03/17/31 (e)	7,512
	Green Tree Agency Advance Funding Trust I,
8,846	Series 2016-T1, Class AT1, 2.380%, 10/15/48 (e)	8,797
12,823	Series 2016-T1, Class BT1, 3.122%, 10/15/48 (e)	12,752
13,999	HERO Funding Trust, Series 2016-3A, Class A1, 3.080%, 09/20/42 (e)	13,999
587	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.792%, 03/25/36	541
	Honda Auto Receivables Owner Trust,
694	Series 2013-4, Class A4, 1.040%, 02/18/20	694
2,343	Series 2014-2, Class A3, 0.770%, 03/19/18	2,340
	HSBC Home Equity Loan Trust USA,
129	Series 2007-1, Class AS, VAR, 0.762%, 03/20/36	128
2,200	Series 2007-3, Class APT, VAR, 1.762%, 11/20/36	2,196
	Hyundai Auto Receivables Trust,
3,456	Series 2014-B, Class A3, 0.900%, 12/17/18	3,453
955	Series 2015-B, Class A2A, 0.690%, 04/16/18	954
9,311	Series 2015-B, Class A3, 1.120%, 11/15/19	9,302
6,560	Series 2016-A, Class A3, 1.560%, 09/15/20	6,577
21,810	Invitation Homes Trust, Series 2014-SFR1, Class A, VAR, 1.550%, 06/17/31 (e)	21,728
10,270	Kabbage Funding Resecuritization Trust, Series 2014-1RT, Class A22, VAR, 3.287%, 03/08/18 (e)	10,165
	KGS-Alpha SBA COOF Trust,
72,945	Series 2012-2, Class A, IO, VAR, 0.822%, 08/25/38 (e)	1,938
19,159	Series 2012-3, Class A, IO, VAR, 0.000%, 09/25/26 (e)	353
101,929	Series 2012-4, Class A, IO, VAR, 1.075%, 09/25/37 (e)	3,408
45,205	Series 2012-6, Class A, IO, VAR, 0.575%, 05/25/39 (e)	833
52,089	Series 2013-2, Class A, IO, VAR, 1.577%, 03/25/39 (e)	2,409
44,741	Series 2014-1, Class A, IO, VAR, 0.000%, 10/25/32 (e)	1,636
15,495	Series 2014-2, Class A, IO, VAR, 2.799%, 04/25/40 (e)	1,781
19,244	Series 2015-2, Class A, IO, VAR, 2.700%, 07/25/41 (e)	2,520
	LendingClub Issuance Trust,
11,621	Series 2016-NP1, Class A, 3.750%, 06/15/22 (e)	11,662
11,607	Series 2016-NP2, Class A, 3.000%, 01/17/23 (e)	11,607
20,739	Lendmark Funding Trust, Series 2016-A, Class A, 4.820%, 08/21/23 (e)	21,229
	Long Beach Mortgage Loan Trust,
3,339	Series 2004-1, Class M1, VAR, 1.342%, 02/25/34	3,221
493	Series 2004-3, Class M1, VAR, 1.447%, 07/25/34	472
428	Series 2006-WL2, Class 2A3, VAR, 0.792%, 01/25/36	423
	LV Tower 52 Issuer LLC,
23,115	Series 2013-1, Class A, 5.500%, 07/15/19 (e)	22,870
6,716	Series 2013-1, Class M, 7.500%, 07/15/19 (e)	6,548
	MarketPlace Loan Trust,
2,598	Series 2015-OD3, Class B, 5.250%, 09/17/17 (e)	2,585
775	Series 2015-OD4, Class A, 3.250%, 12/18/17 (e)	775
7,249	Series 2015-OD4, Class B, 5.250%, 12/18/17 (e)	7,213

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
24,133	Marlette Funding Trust, Series 2016-1A, Class A, 3.060%, 01/17/23 (e)	24,137
7,762	Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A2A, 0.820%, 06/15/18	7,757
7,993	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	8,337
	Mid-State Capital Trust,
3,738	Series 2010-1, Class A, 3.500%, 12/15/45 (e)	3,823
6,728	Series 2010-1, Class M, 5.250%, 12/15/45 (e)	7,115
25,438	Murray Hill Marketplace Trust, Series 2016-LC1, Class A, 4.190%, 11/25/22 (e)	25,565
	Nationstar HECM Loan Trust,
821	Series 2015-2A, Class A, 2.883%, 11/25/25 (e)	821
6,500	Series 2016-1A, Class A, 2.981%, 02/25/26 (e)	6,492
8,828	Series 2016-1A, Class M1, 4.360%, 02/25/26 (e)	8,794
6,238	Series 2016-2A, Class A, 2.239%, 06/25/26 (e)	6,251
7,842	Series 2016-3A, Class A, 2.013%, 08/25/26 (e)	7,849
2,494	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.178%, 11/25/33	2,521
15,120	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class AT2, 2.575%, 10/15/49 (e)	15,074
	NRPL Trust,
14,269	Series 2015-1A, Class A1, SUB, 3.875%, 11/01/54 (e)	14,155
12,500	Series 2015-1A, Class A2, SUB, 3.875%, 11/01/54 (e)	12,441
32,955	Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	32,221
7,000	Series 2015-2A, Class A2, SUB, 3.750%, 10/25/57 (e)	6,690
14,811	NRZ Advance Receivables Trust, Series 2015-T2, Class DT2, 4.679%, 08/17/48 (e)	14,780
9,747	NRZ Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T1, Class AT1, 2.751%, 06/15/49 (e)	9,785
	Oak Hill Advisors Residential Loan Trust,
13,698	Series 2015-NPL2, Class A1, SUB, 3.721%, 07/25/55 (e)	13,733
5,128	Series 2015-NPL2, Class A2, SUB, 4.000%, 07/25/55 (e)	5,015
	Ocwen Master Advance Receivables Trust,
20,536	Series 2015-T3, Class AT3, 3.211%, 11/15/47 (e)	20,543
3,921	Series 2015-T3, Class BT3, 3.704%, 11/15/47 (e)	3,902
3,894	Series 2015-T3, Class CT3, 4.196%, 11/15/47 (e)	3,899
14,999	Series 2015-T3, Class DT3, 4.687%, 11/15/47 (e)	15,112
9,662	Series 2016-T1, Class AT1, 2.521%, 08/17/48 (e)	9,631
4,384	Series 2016-T1, Class DT1, 4.246%, 08/17/48 (e)	4,339
	OnDeck Asset Securitization Trust II LLC,
14,247	Series 2016-1A, Class A, 4.210%, 05/17/20 (e)	14,276
7,826	Series 2016-1A, Class B, 7.630%, 05/17/20 (e)	7,970
	OneMain Direct Auto Receivables Trust,
19,928	Series 2016-1A, Class A, 2.040%, 01/15/21 (e)	19,967
11,557	Series 2016-1A, Class C, 4.580%, 09/15/21 (e)	11,646
	OneMain Financial Issuance Trust,
13,484	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	13,489
3,571	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	3,574
29,072	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	29,092
11,466	Series 2014-2A, Class B, 3.020%, 09/18/24 (e)	11,440
28,767	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	28,991
10,800	Series 2015-1A, Class B, 3.850%, 03/18/26 (e)	10,749
56,051	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	56,015
11,620	Series 2015-2A, Class B, 3.100%, 07/18/25 (e)	11,503

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
21,450	Series 2016-1A, Class A, 3.660%, 02/20/29 (e)	21,789
12,500	Series 2016-1A, Class C, 6.000%, 02/20/29 (e)	12,713
5,675	Series 2016-2A, Class B, 5.940%, 03/20/28 (e)	6,003
30,435	Series 2016-2A, Class C, SUB, 5.670%, 03/20/28 (e)	31,044
	Oportun Funding II LLC,
29,486	Series 2016-A, Class A, 4.700%, 03/08/21 (e)	29,943
11,354	Series 2016-A, Class B, 6.410%, 03/08/21 (e)	11,347
	Oportun Funding III LLC,
24,511	Series 2016-B, Class A, 3.690%, 07/08/21 (e)	24,536
2,677	Series 2016-B, Class B, 5.160%, 07/08/21 (e)	2,676
133	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.432%, 02/25/33	127
1,788	PFS Tax Lien Trust, Series 2014-1, 1.440%, 05/15/29 (e)	1,776
	Progreso Receivables Funding III LLC,
24,831	Series 2015-A, Class A, 3.625%, 02/08/20 (e)	24,908
7,935	Series 2015-A, Class B, 5.500%, 02/08/20 (e)	7,955
	Progreso Receivables Funding IV LLC,
13,022	Series 2015-B, Class A, 3.000%, 07/28/20 (e)	13,012
6,046	Series 2015-B, Class B, 5.000%, 07/28/20 (e)	6,076
	Progress Residential Trust,
26,526	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	26,426
7,295	Series 2015-SFR2, Class B, 3.138%, 06/12/32 (e)	7,263
16,110	Series 2015-SFR2, Class C, 3.436%, 06/12/32 (e)	16,065
8,917	Series 2015-SFR2, Class E, 4.427%, 06/12/32 (e)	8,778
32,590	Series 2015-SFR3, Class A, 3.067%, 11/12/32 (e)	32,868
1,791	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	1,836
4,000	Series 2015-SFR3, Class E, 5.660%, 11/12/32 (e)	4,098
	Purchasing Power Funding LLC,
28,000	Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	28,000
7,130	Series 2015-A, Class B, 6.000%, 12/15/19 (e)	7,130
22,980	Series 2016-A, VAR, 02/27/19	22,980
	RAMP Trust,
769	Series 2004-RS11, Class M1, VAR, 1.522%, 11/25/34	769
4,055	Series 2006-RZ1, Class A3, VAR, 0.892%, 03/25/36	4,031
	RASC Trust,
40	Series 2002-KS4, Class AIIB, VAR, 1.092%, 07/25/32	36
45	Series 2003-KS5, Class AIIB, VAR, 1.172%, 07/25/33	40
54	Series 2003-KS9, Class A2B, VAR, 1.232%, 11/25/33	45
3,319	RBSHD Trust, Series 2013-1A, Class A, SUB, 7.685%, 10/25/47 (e)	3,319
97	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	45
64,500	Rice Park Financing Trust, Series 2016-A, Class A, 4.625%, 10/31/41 (e)	64,297
11,370	RMAT LLC, Series 2015-NPL1, Class A1, SUB, 3.750%, 05/25/55 (e)	11,286
	Santander Drive Auto Receivables Trust,
2,067	Series 2015-3, Class A3, 1.490%, 06/17/19	2,068
2,000	Series 2015-4, Class A3, 1.580%, 09/16/19	2,003
4,129	Series 2015-S1, Class R1, 1.930%, 09/17/19 (e)	4,127
1,612	Series 2015-S7, Class R1, 1.970%, 03/16/21 (e)	1,611
3,708	Series 2016-1, Class A2A, 1.410%, 07/15/19	3,712
8,849	Series 2016-1, Class A3, 1.620%, 03/16/20	8,853
887	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	895
650	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.397%, 01/25/36	484

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
2,320	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	2,318
3,795	Sierra Auto Receivables Securitization Trust, Series 2016-1A, Class A, 2.850%, 01/18/22 (e)	3,823
3,062	Skopos Auto Receivables Trust, Series 2015-2A, Class A, 3.550%, 02/15/20 (e)	3,062
17,104	SoFi Consumer Loan Program LLC, Series 2016-2A, Class A, 3.090%, 10/27/25 (e)	17,118
27,774	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.050%, 04/25/29 (e)	27,912
	Springleaf Funding Trust,
22,654	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	22,669
3,616	Series 2014-AA, Class B, 3.450%, 12/15/22 (e)	3,625
38,406	Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	38,666
8,805	Series 2015-AA, Class B, 3.620%, 11/15/24 (e)	8,715
13,869	Spruce ABS Trust, Series 2016-E1, Class A, 4.320%, 06/15/28 (e)	13,677
1,619	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2015-T3, Class CT3, 3.910%, 07/15/47 (e)	1,621
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
516	Series 2002-AL1, Class A2, 3.450%, 02/25/32	514
1,117	Series 2002-AL1, Class A3, 3.450%, 02/25/32	1,108
1,797	Series 2004-6XS, Class A5A, SUB, 6.030%, 03/25/34	1,799
1,438	Series 2004-6XS, Class A5B, SUB, 6.050%, 03/25/34	1,454
9,546	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	9,546
3,776	Tidewater Auto Receivables Trust, Series 2014-AA, Class C, 2.560%, 08/15/19 (e)	3,792
23,536	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.488%, 10/15/18 (e)	23,441
	Tricon American Homes Trust,
5,738	Series 2015-SFR1, Class A, VAR, 1.800%, 05/17/32 (e)	5,719
14,468	Series 2016-SFR1, Class A, 2.589%, 11/17/33 (e)	14,134
	U.S. Residential Opportunity Fund III Trust,
16,061	Series 2016-1III, Class A, SUB, 3.475%, 07/27/36 (e)	16,030
21,047	Series 2016-2III, Class A, SUB, 3.475%, 08/27/36 (e)	20,982
	United Auto Credit Securitization Trust,
5,000	Series 2016-1, Class B, 2.730%, 05/15/18 (e)	5,013
6,000	Series 2016-1, Class C, 3.550%, 08/15/19 (e)	6,054
12,741	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	12,724
2,394	Verizon Owner Trust, Series 2016-1A, Class A, 1.420%, 01/20/21 (e)	2,383
3,407	VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/27/54 (e)	3,398
203	Volkswagen Auto Lease Trust, Series 2015-A, Class A2A, 0.870%, 06/20/17	203
19,651	VOLT L LLC, Series 2016-NP10, Class A1, SUB, 3.500%, 09/25/46 (e)	19,672
3,248	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	3,252
	VOLT XIX LLC,
4,794	Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	4,817
2,600	Series 2014-NP11, Class A2, SUB, 5.000%, 04/25/55 (e)	2,551
11,529	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	11,620
6,397	VOLT XLV LLC, Series 2016-NPL5, Class A1, SUB, 4.000%, 05/25/46 (e)	6,440
16,468	VOLT XLVI LLC, Series 2016-NPL6, Class A1, SUB, 3.844%, 06/25/46 (e)	16,519
10,580	VOLT XLVII LLC, Series 2016-NPL7, Class A1, SUB, 3.750%, 06/25/46 (e)	10,594

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
		VOLT XXII LLC,
7,144		Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	7,150
6,160		Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	6,036
11,154		VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	11,132
39,368		VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	39,323
		VOLT XXVI LLC,
10,584		Series 2014-NPL6, Class A1, SUB, 3.125%, 09/25/43 (e)	10,563
9,201		Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	9,020
19,114		VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	19,123
10,725		VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	10,726
10,558		VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	10,586
10,952		VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	10,986
24,170		VOLT XXXIV LLC, Series 2015-NPL7, Class A1, SUB, 3.250%, 02/25/55 (e)	24,108
33,090		VOLT XXXV, Series 2016-NPL9, Class A1, SUB, 3.500%, 09/25/46 (e)	33,063
10,083		VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	10,085
		Westgate Resorts LLC,
2,207		Series 2013-1A, Class A, 2.250%, 08/20/25 (e)	2,208
2,891		Series 2015-1A, Class A, 2.750%, 05/20/27 (e)	2,868
15,571		Westlake Automobile Receivables Trust, Series 2016-2A, Class A2, 1.570%, 06/17/19 (e)	15,587
		World Omni Auto Receivables Trust,
349		Series 2013-B, Class A3, 0.830%, 08/15/18	349
1,398		Series 2013-B, Class A4, 1.320%, 01/15/20	1,399
64		Series 2015-A, Class A2A, 0.790%, 07/16/18	64

		Total Asset-Backed Securities (Cost $3,105,650)	3,104,800

Collateralized Mortgage Obligations — 14.8%
		Agency CMO — 12.7%
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
145		Series 8, Class ZA, 7.000%, 03/25/23	158
98		Series 24, Class ZE, 6.250%, 11/25/23	108
708		Series 29, Class L, 7.500%, 04/25/24	791
		Federal Home Loan Mortgage Corp. Reference REMIC,
4,891		Series R006, Class ZA, 6.000%, 04/15/36	5,620
6,792		Series R007, Class ZA, 6.000%, 05/15/36	7,628
		Federal Home Loan Mortgage Corp. REMIC,
2		Series 22, Class C, 9.500%, 04/15/20	2
5		Series 23, Class F, 9.600%, 04/15/20	5
1		Series 46, Class B, 7.800%, 09/15/20	1
1		Series 47, Class F, 10.000%, 06/15/20	1
–	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
4		Series 99, Class Z, 9.500%, 01/15/21	4
16		Series 114, Class H, 6.950%, 01/15/21	17
–	(h)	Series 204, Class E, HB, IF, 1,781.449%, 05/15/23	2
–	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
4		Series 1065, Class J, 9.000%, 04/15/21	4
1		Series 1079, Class S, HB, IF, 32.170%, 05/15/21	2
3		Series 1084, Class F, VAR, 1.488%, 05/15/21	3
2		Series 1084, Class S, HB, IF, 42.803%, 05/15/21	2
5		Series 1116, Class I, 5.500%, 08/15/21	5
23		Series 1144, Class KB, 8.500%, 09/15/21	26
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
–	(h)	Series 1196, Class B, HB, IF, 1,133.280%, 01/15/22	2
10		Series 1206, Class IA, 7.000%, 03/15/22	11
14		Series 1250, Class J, 7.000%, 05/15/22	15
43		Series 1343, Class LA, 8.000%, 08/15/22	48
17		Series 1343, Class LB, 7.500%, 08/15/22	19
30		Series 1370, Class JA, VAR, 1.688%, 09/15/22	31
29		Series 1455, Class WB, IF, 4.406%, 12/15/22	30
275		Series 1466, Class PZ, 7.500%, 02/15/23	302
4		Series 1470, Class F, VAR, 1.601%, 02/15/23	4
49		Series 1491, Class I, 7.500%, 04/15/23	54
159		Series 1498, Class I, VAR, 1.688%, 04/15/23	163
228		Series 1502, Class PX, 7.000%, 04/15/23	247
26		Series 1505, Class Q, 7.000%, 05/15/23	28
105		Series 1518, Class G, IF, 8.474%, 05/15/23	121
20		Series 1541, Class M, HB, IF, 25.112%, 07/15/23	30
95		Series 1541, Class O, VAR, 1.120%, 07/15/23	94
6		Series 1570, Class F, VAR, 2.101%, 08/15/23	6
200		Series 1573, Class PZ, 7.000%, 09/15/23	220
110		Series 1591, Class PV, 6.250%, 10/15/23	120
46		Series 1602, Class SA, HB, IF, 21.001%, 10/15/23	67
654		Series 1608, Class L, 6.500%, 09/15/23	739
257		Series 1642, Class PJ, 6.000%, 11/15/23	279
100		Series 1658, Class GZ, 7.000%, 01/15/24	111
14		Series 1671, Class L, 7.000%, 02/15/24	16
19		Series 1671, Class QC, IF, 10.000%, 02/15/24	26
11		Series 1686, Class SH, IF, 18.027%, 02/15/24	15
86		Series 1695, Class EB, 7.000%, 03/15/24	95
17		Series 1699, Class FC, VAR, 1.138%, 03/15/24	17
113		Series 1700, Class GA, PO, 02/15/24	108
459		Series 1706, Class K, 7.000%, 03/15/24	509
8		Series 1709, Class FA, VAR, 0.910%, 03/15/24	8
322		Series 1720, Class PL, 7.500%, 04/15/24	360
301		Series 1737, Class L, 6.000%, 06/15/24	343
62		Series 1745, Class D, 7.500%, 08/15/24	69
238		Series 1798, Class F, 5.000%, 05/15/23	253
4		Series 1807, Class G, 9.000%, 10/15/20	5
46		Series 1829, Class ZB, 6.500%, 03/15/26	50
301		Series 1863, Class Z, 6.500%, 07/15/26	341
52		Series 1865, Class D, PO, 02/15/24	46
45		Series 1890, Class H, 7.500%, 09/15/26	51
124		Series 1899, Class ZE, 8.000%, 09/15/26	141
281		Series 1927, Class PH, 7.500%, 01/15/27	317
213		Series 1927, Class ZA, 6.500%, 01/15/27	240
8		Series 1935, Class FL, VAR, 1.238%, 02/15/27	8
100		Series 1963, Class Z, 7.500%, 01/15/27	114
15		Series 1970, Class PG, 7.250%, 07/15/27	17
249		Series 1981, Class Z, 6.000%, 05/15/27	272
161		Series 1983, Class Z, 6.500%, 12/15/23	175
100		Series 1987, Class PE, 7.500%, 09/15/27	110

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
152	Series 2019, Class Z, 6.500%, 12/15/27	167
513	Series 2033, Class J, 5.600%, 06/15/23	540
57	Series 2033, Class SN, HB, IF, 28.731%, 03/15/24	25
164	Series 2038, Class PN, IO, 7.000%, 03/15/28	33
518	Series 2040, Class PE, 7.500%, 03/15/28	585
173	Series 2054, Class PV, 7.500%, 05/15/28	196
12	Series 2056, Class TD, 6.500%, 05/15/18	12
257	Series 2063, Class PG, 6.500%, 06/15/28	292
32	Series 2064, Class TE, 7.000%, 06/15/28	36
109	Series 2070, Class C, 6.000%, 07/15/28	119
521	Series 2075, Class PH, 6.500%, 08/15/28	572
558	Series 2075, Class PM, 6.250%, 08/15/28	614
106	Series 2086, Class GB, 6.000%, 09/15/28	119
206	Series 2089, Class PJ, IO, 7.000%, 10/15/28	23
461	Series 2095, Class PE, 6.000%, 11/15/28	527
904	Series 2106, Class ZD, 6.000%, 12/15/28	993
1,221	Series 2110, Class PG, 6.000%, 01/15/29	1,402
263	Series 2125, Class JZ, 6.000%, 02/15/29	293
1,361	Series 2126, Class CB, 6.250%, 02/15/29	1,520
36	Series 2132, Class SB, HB, IF, 28.242%, 03/15/29	61
11	Series 2134, Class PI, IO, 6.500%, 03/15/19	1
19	Series 2141, Class IO, IO, 7.000%, 04/15/29	2
84	Series 2163, Class PC, IO, 7.500%, 06/15/29	11
1,122	Series 2169, Class TB, 7.000%, 06/15/29	1,267
520	Series 2172, Class QC, 7.000%, 07/15/29	579
286	Series 2176, Class OJ, 7.000%, 08/15/29	328
1	Series 2196, Class TL, 7.500%, 11/15/29	2
244	Series 2201, Class C, 8.000%, 11/15/29	277
12	Series 2204, Class GB, VAR, 8.000%, 12/20/29	12
540	Series 2208, Class PG, 7.000%, 01/15/30	613
153	Series 2209, Class TC, 8.000%, 01/15/30	182
513	Series 2210, Class Z, 8.000%, 01/15/30	584
93	Series 2224, Class CB, 8.000%, 03/15/30	110
140	Series 2230, Class Z, 8.000%, 04/15/30	161
110	Series 2234, Class PZ, 7.500%, 05/15/30	125
102	Series 2247, Class Z, 7.500%, 08/15/30	117
275	Series 2256, Class MC, 7.250%, 09/15/30	312
351	Series 2259, Class ZM, 7.000%, 10/15/30	396
7	Series 2261, Class ZY, 7.500%, 10/15/30	8
33	Series 2262, Class Z, 7.500%, 10/15/30	37
417	Series 2271, Class PC, 7.250%, 12/15/30	473
311	Series 2283, Class K, 6.500%, 12/15/23	340
190	Series 2296, Class PD, 7.000%, 03/15/31	219
66	Series 2306, Class K, PO, 05/15/24	62
158	Series 2306, Class SE, IF, IO, 8.840%, 05/15/24	31
110	Series 2313, Class LA, 6.500%, 05/15/31	127
211	Series 2325, Class PM, 7.000%, 06/15/31	245
422	Series 2332, Class ZH, 7.000%, 07/15/31	476
97	Series 2333, Class HC, 6.000%, 07/15/31	94

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
2,490		Series 2344, Class ZD, 6.500%, 08/15/31	2,881
252		Series 2344, Class ZJ, 6.500%, 08/15/31	284
199		Series 2345, Class NE, 6.500%, 08/15/31	228
38		Series 2347, Class VP, 6.500%, 03/15/20	40
229		Series 2351, Class PZ, 6.500%, 08/15/31	260
435		Series 2359, Class ZB, 8.500%, 06/15/31	507
223		Series 2367, Class ME, 6.500%, 10/15/31	253
212		Series 2388, Class FB, VAR, 1.138%, 01/15/29	215
1		Series 2391, Class QR, 5.500%, 12/15/16	1
–	(h)	Series 2394, Class MC, 6.000%, 12/15/16	—	(h)
254		Series 2399, Class OH, 6.500%, 01/15/32	281
408		Series 2399, Class TH, 6.500%, 01/15/32	450
478		Series 2410, Class NG, 6.500%, 02/15/32	534
266		Series 2410, Class OE, 6.375%, 02/15/32	288
529		Series 2410, Class QS, IF, 18.101%, 02/15/32	810
195		Series 2410, Class QX, IF, IO, 8.112%, 02/15/32	52
551		Series 2412, Class SP, IF, 15.024%, 02/15/32	714
1,321		Series 2418, Class FO, VAR, 1.438%, 02/15/32	1,351
436		Series 2420, Class XK, 6.500%, 02/15/32	483
391		Series 2423, Class MC, 7.000%, 03/15/32	444
485		Series 2423, Class MT, 7.000%, 03/15/32	552
601		Series 2423, Class TB, 6.500%, 03/15/32	681
6		Series 2425, Class OB, 6.000%, 03/15/17	6
644		Series 2430, Class WF, 6.500%, 03/15/32	734
886		Series 2434, Class TC, 7.000%, 04/15/32	1,021
1,487		Series 2434, Class ZA, 6.500%, 04/15/32	1,696
997		Series 2435, Class CJ, 6.500%, 04/15/32	1,148
306		Series 2436, Class MC, 7.000%, 04/15/32	340
156		Series 2441, Class GF, 6.500%, 04/15/32	180
407		Series 2444, Class ES, IF, IO, 7.412%, 03/15/32	105
384		Series 2450, Class GZ, 7.000%, 05/15/32	433
266		Series 2450, Class SW, IF, IO, 7.462%, 03/15/32	61
531		Series 2455, Class GK, 6.500%, 05/15/32	605
–	(h)	Series 2458, Class QE, 5.500%, 06/15/17	—	(h)
432		Series 2458, Class ZM, 6.500%, 06/15/32	484
325		Series 2466, Class DH, 6.500%, 06/15/32	368
587		Series 2466, Class PH, 6.500%, 06/15/32	667
509		Series 2474, Class NR, 6.500%, 07/15/32	578
993		Series 2475, Class S, IF, IO, 7.462%, 02/15/32	248
686		Series 2484, Class LZ, 6.500%, 07/15/32	788
5		Series 2488, Class WS, IF, 15.536%, 08/15/17	5
733		Series 2500, Class MC, 6.000%, 09/15/32	831
26		Series 2508, Class AQ, 5.500%, 10/15/17	26
825		Series 2512, Class PG, 5.500%, 10/15/22	902
268		Series 2535, Class BK, 5.500%, 12/15/22	288
116		Series 2537, Class TE, 5.500%, 12/15/17	118
60		Series 2543, Class LX, 5.000%, 12/15/17	60
1,177		Series 2543, Class YX, 6.000%, 12/15/32	1,306

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
631	Series 2544, Class HC, 6.000%, 12/15/32	721
44	Series 2549, Class ZG, 5.000%, 01/15/18	45
812	Series 2552, Class ME, 6.000%, 01/15/33	934
588	Series 2567, Class QD, 6.000%, 02/15/33	672
682	Series 2571, Class FY, VAR, 1.288%, 12/15/32	689
84	Series 2571, Class SK, HB, IF, 32.179%, 09/15/23	138
402	Series 2571, Class SY, IF, 17.308%, 12/15/32	561
2,923	Series 2575, Class ME, 6.000%, 02/15/33	3,167
1,270	Series 2586, Class HD, 5.500%, 03/15/23	1,415
333	Series 2586, Class WI, IO, 6.500%, 03/15/33	63
1,273	Series 2595, Class HC, 5.500%, 04/15/23	1,425
516	Series 2596, Class QG, 6.000%, 03/15/33	558
77	Series 2611, Class UH, 4.500%, 05/15/18	79
114	Series 2626, Class NS, IF, IO, 6.012%, 06/15/23	4
1,091	Series 2631, Class SA, IF, 13.863%, 06/15/33	1,453
666	Series 2636, Class Z, 4.500%, 06/15/18	676
113	Series 2637, Class SA, IF, IO, 5.562%, 06/15/18	3
114	Series 2638, Class DS, IF, 8.062%, 07/15/23	126
4	Series 2642, Class SL, IF, 6.534%, 07/15/33	5
45	Series 2650, Class PO, PO, 12/15/32	44
368	Series 2650, Class SO, PO, 12/15/32	361
650	Series 2651, Class VZ, 4.500%, 07/15/18	669
8,897	Series 2653, Class PZ, 5.000%, 07/15/33	9,967
354	Series 2671, Class S, IF, 13.772%, 09/15/33	459
309	Series 2692, Class SC, IF, 12.210%, 07/15/33	343
3,099	Series 2709, Class PG, 5.000%, 11/15/23	3,333
751	Series 2710, Class HB, 5.500%, 11/15/23	822
315	Series 2720, Class PC, 5.000%, 12/15/23	340
2,486	Series 2722, Class PF, VAR, 1.138%, 12/15/33	2,502
9,421	Series 2733, Class SB, IF, 7.526%, 10/15/33	10,320
172	Series 2744, Class PE, 5.500%, 02/15/34	181
229	Series 2744, Class TU, 5.500%, 05/15/32	231
273	Series 2748, Class KO, PO, 10/15/23	268
335	Series 2758, Class AO, PO, 03/15/19	329
170	Series 2780, Class SY, IF, 15.316%, 11/15/33	234
2,512	Series 2802, Class OH, 6.000%, 05/15/34	2,707
87	Series 2835, Class QO, PO, 12/15/32	78
12	Series 2840, Class JO, PO, 06/15/23	12
901	Series 2903, Class Z, 5.000%, 12/15/24	975
643	Series 2929, Class MS, HB, IF, 25.792%, 02/15/35	944
1,767	Series 2934, Class EC, PO, 02/15/20	1,718
526	Series 2934, Class HI, IO, 5.000%, 02/15/20	30
307	Series 2934, Class KI, IO, 5.000%, 02/15/20	15
115	Series 2945, Class SA, IF, 11.325%, 03/15/20	122
255	Series 2967, Class S, HB, IF, 30.865%, 04/15/25	374
9,187	Series 2968, Class EH, 6.000%, 04/15/35	10,529
348	Series 2968, Class MD, 5.500%, 12/15/33	353
879	Series 2981, Class FA, VAR, 0.938%, 05/15/35	878
1,008	Series 2988, Class AF, VAR, 0.838%, 06/15/35	1,002
17	Series 2989, Class PO, PO, 06/15/23	17
506	Series 2990, Class GO, PO, 02/15/35	464
958	Series 2990, Class SL, HB, IF, 22.520%, 06/15/34	1,289

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
81	Series 2990, Class WP, IF, 15.640%, 06/15/35	95
82	Series 3014, Class OD, PO, 08/15/35	76
158	Series 3022, Class SX, IF, 15.530%, 08/15/25	194
442	Series 3029, Class SO, PO, 09/15/35	408
296	Series 3051, Class DP, HB, IF, 25.660%, 10/15/25	428
530	Series 3064, Class SG, IF, 18.206%, 11/15/35	738
12	Series 3068, Class AO, PO, 01/15/35	12
878	Series 3077, Class TO, PO, 04/15/35	787
914	Series 3085, Class WF, VAR, 1.338%, 08/15/35	933
2,094	Series 3101, Class UZ, 6.000%, 01/15/36	2,408
158	Series 3102, Class HS, HB, IF, 22.593%, 01/15/36	239
1,714	Series 3117, Class AO, PO, 02/15/36	1,578
405	Series 3117, Class EO, PO, 02/15/36	359
580	Series 3117, Class OG, PO, 02/15/36	535
350	Series 3117, Class OK, PO, 02/15/36	297
1,057	Series 3122, Class OH, PO, 03/15/36	973
984	Series 3122, Class OP, PO, 03/15/36	906
18	Series 3122, Class ZB, 6.000%, 03/15/36	22
114	Series 3134, Class PO, PO, 03/15/36	103
1,331	Series 3137, Class XP, 6.000%, 04/15/36	1,535
591	Series 3138, Class PO, PO, 04/15/36	516
2,012	Series 3147, Class PO, PO, 04/15/36	1,852
126	Series 3149, Class SO, PO, 05/15/36	102
494	Series 3151, Class PO, PO, 05/15/36	461
809	Series 3153, Class EO, PO, 05/15/36	701
280	Series 3164, Class MG, 6.000%, 06/15/36	315
1,879	Series 3171, Class MO, PO, 06/15/36	1,747
387	Series 3179, Class OA, PO, 07/15/36	349
1,712	Series 3181, Class AZ, 6.500%, 07/15/36	1,956
173	Series 3194, Class SA, IF, IO, 6.562%, 07/15/36	18
1,209	Series 3195, Class PD, 6.500%, 07/15/36	1,357
2,580	Series 3200, Class AY, 5.500%, 08/15/36	2,856
554	Series 3200, Class PO, PO, 08/15/36	489
8,062	Series 3202, Class HI, IF, IO, 6.112%, 08/15/36	1,427
323	Series 3213, Class OA, PO, 09/15/36	301
233	Series 3218, Class AO, PO, 09/15/36	198
325	Series 3218, Class BE, 6.000%, 09/15/35	327
1,122	Series 3219, Class DI, IO, 6.000%, 04/15/36	225
631	Series 3225, Class EO, PO, 10/15/36	557
700	Series 3232, Class ST, IF, IO, 6.162%, 10/15/36	112
166	Series 3233, Class OP, PO, 05/15/36	152
1,042	Series 3253, Class PO, PO, 12/15/21	1,027
301	Series 3256, Class PO, PO, 12/15/36	266
560	Series 3260, Class CS, IF, IO, 5.602%, 01/15/37	94
301	Series 3261, Class OA, PO, 01/15/37	279
1,194	Series 3274, Class B, 6.000%, 02/15/37	1,307
144	Series 3274, Class JO, PO, 02/15/37	131
688	Series 3275, Class FL, VAR, 0.978%, 02/15/37	688
4,300	Series 3284, Class CB, 5.000%, 03/15/22	4,476
281	Series 3286, Class PO, PO, 03/15/37	254
874	Series 3290, Class SB, IF, IO, 5.912%, 03/15/37	128
926	Series 3302, Class UT, 6.000%, 04/15/37	1,062
666	Series 3305, Class MG, IF, 2.758%, 07/15/34	704
2,109	Series 3315, Class HZ, 6.000%, 05/15/37	2,224
661	Series 3316, Class PO, PO, 05/15/37	613
38	Series 3318, Class AO, PO, 05/15/37	35
155	Series 3326, Class JO, PO, 06/15/37	142
809	Series 3329, Class JD, 6.000%, 06/15/36	832
347	Series 3331, Class PO, PO, 06/15/37	319
802	Series 3344, Class SL, IF, IO, 6.062%, 07/15/37	116
457	Series 3365, Class PO, PO, 09/15/37	424
247	Series 3371, Class FA, VAR, 1.138%, 09/15/37	248
394	Series 3373, Class TO, PO, 04/15/37	365
2,454	Series 3383, Class SA, IF, IO, 5.912%, 11/15/37	335

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
3,670	Series 3387, Class SA, IF, IO, 5.882%, 11/15/37	552
1,528	Series 3393, Class JO, PO, 09/15/32	1,374
51	Series 3398, Class PO, PO, 01/15/36	51
4,501	Series 3404, Class SC, IF, IO, 5.462%, 01/15/38	591
199	Series 3422, Class SE, IF, 16.105%, 02/15/38	257
4,433	Series 3423, Class PB, 5.500%, 03/15/38	4,939
1,863	Series 3424, Class PI, IF, IO, 6.262%, 04/15/38	262
259	Series 3443, Class SY, IF, 9.000%, 03/15/37	305
1,068	Series 3453, Class B, 5.500%, 05/15/38	1,152
1,979	Series 3455, Class SE, IF, IO, 5.662%, 06/15/38	289
265	Series 3461, Class LZ, 6.000%, 06/15/38	297
5,528	Series 3461, Class Z, 6.000%, 06/15/38	6,124
3,583	Series 3481, Class SJ, IF, IO, 5.312%, 08/15/38	315
2,805	Series 3501, Class CB, 5.500%, 01/15/39	3,169
821	Series 3510, Class OD, PO, 02/15/37	738
1,440	Series 3511, Class SA, IF, IO, 5.462%, 02/15/39	238
354	Series 3523, Class SD, IF, 18.183%, 06/15/36	475
1,790	Series 3531, Class SA, IF, IO, 5.762%, 05/15/39	201
1,021	Series 3531, Class SM, IF, IO, 5.562%, 05/15/39	104
1,416	Series 3546, Class A, VAR, 2.525%, 02/15/39	1,452
994	Series 3549, Class FA, VAR, 1.738%, 07/15/39	1,012
1,121	Series 3607, Class AO, PO, 04/15/36	1,027
2,055	Series 3607, Class BO, PO, 04/15/36	1,882
2,698	Series 3607, Class OP, PO, 07/15/37	2,340
3,449	Series 3607, Class PO, PO, 05/15/37	3,037
1,616	Series 3607, Class TO, PO, 10/15/39	1,380
1,841	Series 3608, Class SC, IF, IO, 5.712%, 12/15/39	277
1,770	Series 3611, Class PO, PO, 07/15/34	1,629
1,794	Series 3614, Class QB, 4.000%, 12/15/24	1,934
1,603	Series 3621, Class BO, PO, 01/15/40	1,422
4,125	Series 3632, Class BS, IF, 15.706%, 02/15/40	5,495
921	Series 3645, Class KZ, 5.500%, 08/15/36	989
6,098	Series 3654, Class DC, 5.000%, 04/15/30	6,889
2,488	Series 3659, Class VE, 5.000%, 03/15/26	2,643
9,902	Series 3680, Class MA, 4.500%, 07/15/39	10,542
6,278	Series 3684, Class CY, 4.500%, 06/15/25	6,853
1,101	Series 3688, Class CU, VAR, 6.754%, 11/15/21	1,149
11,245	Series 3688, Class GT, VAR, 7.287%, 11/15/46	12,910
24,312	Series 3704, Class CT, 7.000%, 12/15/36	28,259
9,889	Series 3704, Class DT, 7.500%, 11/15/36	11,628
8,401	Series 3704, Class ET, 7.500%, 12/15/36	10,093
4,613	Series 3710, Class FL, VAR, 1.038%, 05/15/36	4,637
8,432	Series 3740, Class SB, IF, IO, 5.462%, 10/15/40	1,465
6,959	Series 3740, Class SC, IF, IO, 5.462%, 10/15/40	1,094
7,477	Series 3747, Class HI, IO, 4.500%, 07/15/37	367
6,693	Series 3759, Class HI, IO, 4.000%, 08/15/37	400
3,849	Series 3760, Class GI, IO, 4.000%, 10/15/37	182
2,472	Series 3760, Class NI, IO, 4.000%, 10/15/37	84
3,757	Series 3779, Class IH, IO, 4.000%, 11/15/34	131
6,000	Series 3793, Class AB, 3.500%, 01/15/26	6,290
4,958	Series 3795, Class EI, IO, 5.000%, 10/15/39	791
73	Series 3798, Class BF, VAR, 0.838%, 06/15/24	73
2,476	Series 3800, Class AI, IO, 4.000%, 11/15/29	218

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,480	Series 3801, Class GB, 4.500%, 11/15/40	1,499
21,198	Series 3802, Class LS, IF, IO, 1.964%, 01/15/40	1,469
10,613	Series 3819, Class ZQ, 6.000%, 04/15/36	11,925
4,144	Series 3852, Class QN, IF, 5.500%, 05/15/41	4,271
11,401	Series 3852, Class TP, IF, 5.500%, 05/15/41	11,885
9,701	Series 3860, Class PZ, 5.000%, 05/15/41	11,335
1,472	Series 3895, Class WA, VAR, 5.695%, 10/15/38	1,659
4,094	Series 3920, Class LP, 5.000%, 01/15/34	4,466
9,827	Series 3957, Class B, 4.000%, 11/15/41	10,321
2,698	Series 3966, Class BF, VAR, 1.038%, 10/15/40	2,713
4,854	Series 3966, Class NA, 4.000%, 12/15/41	5,151
7,985	Series 3998, Class GF, VAR, 0.988%, 05/15/36	8,015
10,607	Series 4012, Class FN, VAR, 1.038%, 03/15/42	10,643
4,814	Series 4032, Class TO, PO, 07/15/37	4,411
10,921	Series 4048, Class FB, VAR, 0.938%, 10/15/41	10,899
17,817	Series 4048, Class FJ, VAR, 0.927%, 07/15/37	17,536
2,319	Series 4073, Class MF, VAR, 0.988%, 08/15/39	2,323
5,146	Series 4077, Class FB, VAR, 1.038%, 07/15/42	5,142
7,820	Series 4087, Class FA, VAR, 0.988%, 05/15/39	7,796
6,405	Series 4095, Class FB, VAR, 0.938%, 04/15/39	6,452
1,794	Series 4217, Class KY, 3.000%, 06/15/43	1,714
7,499	Series 4219, Class JA, 3.500%, 08/15/39	7,807
4,297	Series 4238, Class WY, 3.000%, 08/15/33	4,297
5,288	Series 4257, Class DZ, 2.500%, 10/15/43	4,448
22,409	Series 4374, Class NC, SUB, 2.750%, 02/15/46	23,138
	Federal Home Loan Mortgage Corp. STRIPS,
1	Series 134, Class B, IO, 9.000%, 04/01/22	—	(h)
910	Series 197, Class PO, PO, 04/01/28	781
1,937	Series 233, Class 11, IO, 5.000%, 09/15/35	349
1,633	Series 233, Class 12, IO, 5.000%, 09/15/35	276
3,066	Series 233, Class 13, IO, 5.000%, 09/15/35	563
5,832	Series 239, Class S30, IF, IO, 7.162%, 08/15/36	1,156
584	Series 243, Class 16, IO, 4.500%, 11/15/20	23
397	Series 243, Class 17, IO, 4.500%, 12/15/20	18
56,856	Series 262, Class 35, 3.500%, 07/15/42	58,552
28,039	Series 264, Class F1, VAR, 1.088%, 07/15/42	27,997
11,556	Series 270, Class F1, VAR, 1.038%, 08/15/42	11,507
6,127	Series 299, Class 300, 3.000%, 01/15/43	6,143
11,445	Series 310, Class PO, PO, 09/15/43	9,250
	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates,
662	Series T-41, Class 3A, VAR, 5.867%, 07/25/32	731
2,756	Series T-42, Class A5, 7.500%, 02/25/42	3,238
1,977	Series T-48, Class 1A, VAR, 5.380%, 07/25/33	2,274
435	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	519
2,673	Series T-54, Class 2A, 6.500%, 02/25/43	3,102
889	Series T-54, Class 3A, 7.000%, 02/25/43	1,030
6,369	Series T-56, Class A5, 5.231%, 05/25/43	6,931
655	Series T-57, Class 1A3, 7.500%, 07/25/43	787
257	Series T-57, Class 1AP, PO, 07/25/43	224
3,664	Series T-58, Class 4A, 7.500%, 09/25/43	4,244

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
298	Series T-58, Class APO, PO, 09/25/43	251
3,638	Series T-59, Class 1A2, 7.000%, 10/25/43	4,137
338	Series T-59, Class 1AP, PO, 10/25/43	274
6,313	Series T-62, Class 1A1, VAR, 1.723%, 10/25/44	6,463
16,965	Series T-76, Class 2A, VAR, 3.223%, 10/25/37	17,174
	Federal National Mortgage Association - ACES,
15,951	Series 2010-M1, Class A2, 4.450%, 09/25/19	16,981
6,370	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	6,778
5,243	Series 2010-M7, Class A2, 3.655%, 11/25/20	5,483
8,968	Series 2011-M1, Class A3, 3.763%, 06/25/21	9,536
7,770	Series 2011-M2, Class A2, 3.645%, 04/25/21	8,129
52,463	Series 2011-M2, Class A3, 3.764%, 04/25/21	55,619
28,877	Series 2011-M4, Class A2, 3.726%, 06/25/21	30,608
6,139	Series 2011-M8, Class A2, 2.922%, 08/25/21	6,295
6,457	Series 2012-M8, Class ASQ3, 1.801%, 12/25/19	6,485
4,505	Series 2012-M11, Class FA, VAR, 1.066%, 08/25/19	4,488
11,791	Series 2013-M7, Class A2, 2.280%, 12/27/22	11,660
11,658	Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	11,590
4,118	Series 2013-M13, Class A2, VAR, 2.624%, 04/25/23	4,125
16,876	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	17,705
24,000	Series 2014-M3, Class A2, VAR, 3.501%, 01/25/24	25,229
3,280	Series 2014-M9, Class A2, VAR, 3.103%, 07/25/24	3,350
25,000	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	25,447
11,740	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	11,932
12,039	Series 2015-M1, Class A2, 2.532%, 09/25/24	11,848
12,437	Series 2015-M2, Class A3, VAR, 3.150%, 12/25/24	12,676
30,000	Series 2015-M3, Class A2, 2.723%, 10/25/24	29,882
7,298	Series 2015-M7, Class A2, 2.590%, 12/25/24	7,222
10,000	Series 2015-M8, Class A2, VAR, 2.900%, 01/25/25	10,129
57,555	Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	57,782
64,822	Series 2016-M1, Class A2, VAR, 2.939%, 01/25/26	65,255
	Federal National Mortgage Association Grantor Trust,
1,024	Series 1999-T2, Class A1, VAR, 7.500%, 01/19/39	1,153
1,451	Series 2001-T3, Class A1, 7.500%, 11/25/40	1,712
1,505	Series 2002-T16, Class A2, 7.000%, 07/25/42	1,766
418	Series 2004-T1, Class 1A2, 6.500%, 01/25/44	487
3,097	Series 2004-T2, Class 1A4, 7.500%, 11/25/43	3,628
1,879	Series 2004-T2, Class 2A, VAR, 3.719%, 07/25/43	1,947
4,511	Series 2004-T3, Class 1A2, 6.500%, 02/25/44	5,004
1,773	Series 2004-T3, Class 1A3, 7.000%, 02/25/44	2,050
411	Series 2004-T3, Class PT1, VAR, 9.110%, 01/25/44	488
	Federal National Mortgage Association REMIC,
2	Series 1988-7, Class Z, 9.250%, 04/25/18	2
12	Series 1989-70, Class G, 8.000%, 10/25/19	13
7	Series 1989-78, Class H, 9.400%, 11/25/19	7
9	Series 1989-83, Class H, 8.500%, 11/25/19	9
4	Series 1989-89, Class H, 9.000%, 11/25/19	4
5	Series 1990-1, Class D, 8.800%, 01/25/20	5

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
2		Series 1990-7, Class B, 8.500%, 01/25/20	2
2		Series 1990-60, Class K, 5.500%, 06/25/20	2
3		Series 1990-63, Class H, 9.500%, 06/25/20	3
2		Series 1990-93, Class G, 5.500%, 08/25/20	2
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	—	(h)
25		Series 1990-102, Class J, 6.500%, 08/25/20	26
14		Series 1990-120, Class H, 9.000%, 10/25/20	15
2		Series 1990-134, Class SC, HB, IF, 20.724%, 11/25/20	3
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
4		Series 1991-24, Class Z, 5.000%, 03/25/21	5
3		Series 1991-42, Class S, IF, 16.653%, 05/25/21	4
1		Series 1992-101, Class J, 7.500%, 06/25/22	1
174		Series 1992-117, Class MA, 8.000%, 07/25/22	192
27		Series 1992-136, Class PK, 6.000%, 08/25/22	29
19		Series 1992-143, Class MA, 5.500%, 09/25/22	20
209		Series 1992-150, Class M, 8.000%, 09/25/22	229
68		Series 1992-163, Class M, 7.750%, 09/25/22	75
93		Series 1992-188, Class PZ, 7.500%, 10/25/22	103
44		Series 1993-21, Class KA, 7.700%, 03/25/23	49
101		Series 1993-25, Class J, 7.500%, 03/25/23	110
17		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	23
268		Series 1993-37, Class PX, 7.000%, 03/25/23	293
93		Series 1993-54, Class Z, 7.000%, 04/25/23	102
1,022		Series 1993-56, Class PZ, 7.000%, 05/25/23	1,127
45		Series 1993-62, Class SA, IF, 19.131%, 04/25/23	61
502		Series 1993-99, Class Z, 7.000%, 07/25/23	543
25		Series 1993-122, Class M, 6.500%, 07/25/23	27
519		Series 1993-136, Class ZB, VAR, 6.792%, 07/25/23	564
821		Series 1993-141, Class Z, 7.000%, 08/25/23	897
24		Series 1993-165, Class SD, IF, 13.582%, 09/25/23	30
30		Series 1993-165, Class SK, IF, 12.500%, 09/25/23	34
43		Series 1993-178, Class PK, 6.500%, 09/25/23	47
21		Series 1993-179, Class SB, HB, IF, 27.121%, 10/25/23	32
14		Series 1993-179, Class SC, IF, 10.500%, 10/25/23	17
657		Series 1993-183, Class KA, 6.500%, 10/25/23	746
291		Series 1993-189, Class PL, 6.500%, 10/25/23	320
39		Series 1993-205, Class H, PO, 09/25/23	37
63		Series 1993-225, Class UB, 6.500%, 12/25/23	70
19		Series 1993-230, Class FA, VAR, 1.184%, 12/25/23	19
53		Series 1993-247, Class FE, VAR, 1.584%, 12/25/23	53
64		Series 1993-247, Class SA, HB, IF, 28.350%, 12/25/23	100
24		Series 1993-247, Class SU, IF, 12.349%, 12/25/23	31
5		Series 1994-9, Class E, PO, 11/25/23	4
213		Series 1994-37, Class L, 6.500%, 03/25/24	234
1,177		Series 1994-40, Class Z, 6.500%, 03/25/24	1,275
1,719		Series 1994-62, Class PK, 7.000%, 04/25/24	1,892
770		Series 1994-63, Class PK, 7.000%, 04/25/24	857
42		Series 1995-2, Class Z, 8.500%, 01/25/25	49

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
243		Series 1995-19, Class Z, 6.500%, 11/25/23	276
411		Series 1996-14, Class SE, IF, IO, 8.990%, 08/25/23	79
–	(h)	Series 1996-27, Class FC, VAR, 1.084%, 03/25/17	—	(h)
424		Series 1996-48, Class Z, 7.000%, 11/25/26	466
35		Series 1996-59, Class J, 6.500%, 08/25/22	38
78		Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	3
253		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	8
71		Series 1997-27, Class J, 7.500%, 04/18/27	77
106		Series 1997-29, Class J, 7.500%, 04/20/27	123
258		Series 1997-32, Class PG, 6.500%, 04/25/27	293
428		Series 1997-39, Class PD, 7.500%, 05/20/27	498
22		Series 1997-42, Class ZC, 6.500%, 07/18/27	25
420		Series 1997-61, Class ZC, 7.000%, 02/25/23	465
108		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	12
15		Series 1998-4, Class C, PO, 04/25/23	15
150		Series 1998-36, Class ZB, 6.000%, 07/18/28	171
78		Series 1998-43, Class SA, IF, IO, 18.707%, 04/25/23	26
130		Series 1998-66, Class SB, IF, IO, 7.566%, 12/25/28	21
82		Series 1999-17, Class C, 6.350%, 04/25/29	91
335		Series 1999-18, Class Z, 5.500%, 04/18/29	371
28		Series 1999-38, Class SK, IF, IO, 7.466%, 08/25/23	2
38		Series 1999-52, Class NS, HB, IF, 21.744%, 10/25/23	56
121		Series 1999-62, Class PB, 7.500%, 12/18/29	140
663		Series 2000-2, Class ZE, 7.500%, 02/25/30	770
242		Series 2000-20, Class SA, IF, IO, 8.516%, 07/25/30	55
30		Series 2000-52, Class IO, IO, 8.500%, 01/25/31	7
156		Series 2001-4, Class PC, 7.000%, 03/25/21	166
91		Series 2001-7, Class PF, 7.000%, 03/25/31	103
245		Series 2001-30, Class PM, 7.000%, 07/25/31	276
441		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	100
474		Series 2001-36, Class DE, 7.000%, 08/25/31	545
611		Series 2001-44, Class MY, 7.000%, 09/25/31	692
120		Series 2001-44, Class PD, 7.000%, 09/25/31	134
105		Series 2001-44, Class PU, 7.000%, 09/25/31	119
905		Series 2001-48, Class Z, 6.500%, 09/25/21	993
100		Series 2001-49, Class Z, 6.500%, 09/25/31	114
78		Series 2001-52, Class KB, 6.500%, 10/25/31	86
789		Series 2001-60, Class PX, 6.000%, 11/25/31	900
336		Series 2001-60, Class QS, HB, IF, 22.455%, 09/25/31	575
775		Series 2001-61, Class Z, 7.000%, 11/25/31	866
27		Series 2001-72, Class SX, IF, 16.105%, 12/25/31	38
33		Series 2001-81, Class LO, PO, 01/25/32	31
349		Series 2002-1, Class G, 7.000%, 07/25/23	384
153		Series 2002-1, Class HC, 6.500%, 02/25/22	168
115		Series 2002-1, Class SA, HB, IF, 23.289%, 02/25/32	192
53		Series 2002-1, Class UD, HB, IF, 22.455%, 12/25/23	76
4		Series 2002-2, Class UC, 6.000%, 02/25/17	4
–	(h)	Series 2002-3, Class OG, 6.000%, 02/25/17	—	(h)
940		Series 2002-5, Class PK, 6.000%, 02/25/22	1,033

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
852		Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	46
13		Series 2002-13, Class ST, IF, 10.000%, 03/25/32	16
1,959		Series 2002-15, Class ZA, 6.000%, 04/25/32	2,239
2		Series 2002-16, Class PG, 6.000%, 04/25/17	2
1		Series 2002-19, Class PE, 6.000%, 04/25/17	1
25		Series 2002-21, Class LO, PO, 04/25/32	23
379		Series 2002-21, Class PE, 6.500%, 04/25/32	427
24		Series 2002-24, Class AJ, 6.000%, 04/25/17	25
771		Series 2002-28, Class PK, 6.500%, 05/25/32	851
16		Series 2002-31, Class S, IF, 17.918%, 05/25/17	17
295		Series 2002-37, Class Z, 6.500%, 06/25/32	338
–	(h)	Series 2002-38, Class QE, 6.000%, 06/25/17	—	(h)
877		Series 2002-48, Class GH, 6.500%, 08/25/32	1,009
1,161		Series 2002-54, Class PG, 6.000%, 09/25/22	1,281
5		Series 2002-57, Class AE, 5.500%, 09/25/17	5
20		Series 2002-63, Class KC, 5.000%, 10/25/17	20
195		Series 2002-71, Class AP, 5.000%, 11/25/32	210
135		Series 2002-77, Class S, IF, 13.412%, 12/25/32	166
1,988		Series 2002-78, Class Z, 5.500%, 12/25/32	2,117
452		Series 2002-83, Class CS, 6.881%, 08/25/23	495
714		Series 2002-90, Class A1, 6.500%, 06/25/42	832
283		Series 2003-9, Class NZ, 6.500%, 02/25/33	310
373		Series 2003-14, Class TI, IO, 5.000%, 03/25/33	56
2,023		Series 2003-17, Class EQ, 5.500%, 03/25/23	2,202
3,096		Series 2003-22, Class UD, 4.000%, 04/25/33	3,260
3,761		Series 2003-23, Class EQ, 5.500%, 04/25/23	4,107
93		Series 2003-32, Class KC, 5.000%, 05/25/18	94
1,313		Series 2003-33, Class IA, IO, 6.500%, 05/25/33	334
570		Series 2003-34, Class AX, 6.000%, 05/25/33	654
2,023		Series 2003-34, Class ED, 6.000%, 05/25/33	2,212
574		Series 2003-34, Class GB, 6.000%, 03/25/33	596
1,075		Series 2003-34, Class GE, 6.000%, 05/25/33	1,214
102		Series 2003-35, Class EA, PO, 05/25/33	91
141		Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	34
886		Series 2003-39, Class LW, 5.500%, 05/25/23	950
160		Series 2003-42, Class GB, 4.000%, 05/25/33	169
856		Series 2003-47, Class PE, 5.750%, 06/25/33	968
201		Series 2003-52, Class SX, HB, IF, 21.197%, 10/25/31	290
339		Series 2003-64, Class SX, IF, 12.418%, 07/25/33	424
947		Series 2003-71, Class DS, IF, 6.757%, 08/25/33	1,005
3,419		Series 2003-72, Class IE, IO, 5.500%, 08/25/33	638
1,571		Series 2003-73, Class HC, 5.500%, 08/25/33	1,766
81		Series 2003-74, Class SH, IF, 9.118%, 08/25/33	98
175		Series 2003-80, Class SY, IF, IO, 7.066%, 06/25/23	3
471		Series 2003-81, Class HC, 4.750%, 09/25/18	485
247		Series 2003-82, Class VB, 5.500%, 08/25/33	248
736		Series 2003-83, Class PG, 5.000%, 06/25/23	760
251		Series 2003-91, Class SD, IF, 11.526%, 09/25/33	301

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
11,125	Series 2003-105, Class AZ, 5.500%, 10/25/33	12,412
1,733	Series 2003-116, Class SB, IF, IO, 7.016%, 11/25/33	363
8,757	Series 2003-122, Class ZJ, 6.000%, 12/25/33	10,232
386	Series 2003-130, Class CS, IF, 12.932%, 12/25/33	415
97	Series 2003-130, Class SX, IF, 10.644%, 01/25/34	116
208	Series 2003-131, Class SK, IF, 15.032%, 01/25/34	258
96	Series 2003-132, Class OA, PO, 08/25/33	90
1,164	Series 2004-4, Class QI, IF, IO, 6.516%, 06/25/33	106
866	Series 2004-4, Class QM, IF, 13.032%, 06/25/33	981
546	Series 2004-10, Class SC, HB, IF, 26.263%, 02/25/34	642
2,839	Series 2004-17, Class H, 5.500%, 04/25/34	3,120
122	Series 2004-21, Class AE, 4.000%, 04/25/19	124
950	Series 2004-25, Class SA, IF, 17.918%, 04/25/34	1,340
1,586	Series 2004-28, Class PF, VAR, 0.984%, 03/25/34	1,587
3,488	Series 2004-36, Class FA, VAR, 0.984%, 05/25/34	3,486
367	Series 2004-36, Class PC, 5.500%, 02/25/34	381
1,491	Series 2004-36, Class SA, IF, 17.918%, 05/25/34	2,098
276	Series 2004-36, Class SN, IF, 13.032%, 07/25/33	305
1,729	Series 2004-46, Class EP, PO, 03/25/34	1,590
322	Series 2004-46, Class QB, HB, IF, 21.663%, 05/25/34	494
248	Series 2004-46, Class SK, IF, 14.893%, 05/25/34	311
6,056	Series 2004-50, Class VZ, 5.500%, 07/25/34	6,640
227	Series 2004-51, Class SY, IF, 13.072%, 07/25/34	298
219	Series 2004-53, Class NC, 5.500%, 07/25/24	236
165	Series 2004-59, Class BG, PO, 12/25/32	150
3,985	Series 2004-61, Class FH, VAR, 1.384%, 11/25/32	4,083
97	Series 2004-61, Class SH, HB, IF, 21.652%, 11/25/32	135
261	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	306
1,994	Series 2004-65, Class EY, 5.500%, 08/25/24	2,182
231	Series 2004-74, Class SW, IF, 14.391%, 11/25/31	324
653	Series 2004-79, Class S, IF, 18.193%, 08/25/32	744
277	Series 2004-79, Class SP, IF, 18.193%, 11/25/34	338
134	Series 2004-81, Class AC, 4.000%, 11/25/19	136
3,206	Series 2004-81, Class JG, 5.000%, 11/25/24	3,455
1,960	Series 2004-87, Class F, VAR, 1.334%, 01/25/34	2,000
1,604	Series 2005-25, Class PF, VAR, 0.934%, 04/25/35	1,601
147	Series 2005-42, Class PS, IF, 15.539%, 05/25/35	181
17	Series 2005-52, Class PA, 6.500%, 06/25/35	18
1,168	Series 2005-56, Class S, IF, IO, 6.126%, 07/25/35	212
535	Series 2005-56, Class TP, IF, 16.397%, 08/25/33	692
156	Series 2005-57, Class CD, HB, IF, 22.934%, 01/25/35	191
11	Series 2005-57, Class DC, IF, 19.876%, 12/25/34	12
513	Series 2005-59, Class SU, HB, IF, 22.579%, 06/25/35	759
411	Series 2005-66, Class SG, IF, 15.914%, 07/25/35	572
1,869	Series 2005-67, Class EY, 5.500%, 08/25/25	2,066
1,697	Series 2005-68, Class PG, 5.500%, 08/25/35	1,885
497	Series 2005-68, Class UC, 5.000%, 06/25/35	518
797	Series 2005-72, Class SB, IF, 15.414%, 08/25/35	1,050

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
593	Series 2005-73, Class PS, IF, 15.239%, 08/25/35	791
9,281	Series 2005-73, Class ZB, 5.500%, 08/25/35	9,678
445	Series 2005-74, Class CP, HB, IF, 22.608%, 05/25/35	613
1,940	Series 2005-74, Class CS, IF, 18.413%, 05/25/35	2,615
1,333	Series 2005-74, Class SK, IF, 18.523%, 05/25/35	1,802
200	Series 2005-75, Class SV, HB, IF, 21.863%, 09/25/35	296
1,683	Series 2005-84, Class XM, 5.750%, 10/25/35	1,806
702	Series 2005-90, Class ES, IF, 15.414%, 10/25/35	902
264	Series 2005-90, Class PO, PO, 09/25/35	251
1,118	Series 2005-93, Class MF, VAR, 0.834%, 08/25/34	1,117
3,412	Series 2005-106, Class US, HB, IF, 22.425%, 11/25/35	4,929
337	Series 2005-109, Class PC, 6.000%, 12/25/35	373
5,075	Series 2005-110, Class GL, 5.500%, 12/25/35	5,754
1,304	Series 2005-121, Class DX, 5.500%, 01/25/26	1,410
3,756	Series 2006-8, Class JZ, 5.500%, 03/25/36	4,233
9,476	Series 2006-8, Class WN, IF, IO, 6.116%, 03/25/36	1,906
2,584	Series 2006-8, Class WQ, PO, 03/25/36	2,240
230	Series 2006-11, Class PS, HB, IF, 22.425%, 03/25/36	344
3,541	Series 2006-12, Class BZ, 5.500%, 03/25/36	3,984
170	Series 2006-15, Class OT, PO, 01/25/36	164
1,426	Series 2006-16, Class HZ, 5.500%, 03/25/36	1,530
289	Series 2006-16, Class OA, PO, 03/25/36	262
883	Series 2006-22, Class AO, PO, 04/25/36	775
1,587	Series 2006-23, Class FK, VAR, 0.834%, 04/25/36	1,576
434	Series 2006-23, Class KO, PO, 04/25/36	386
995	Series 2006-27, Class OH, PO, 04/25/36	917
290	Series 2006-33, Class LS, HB, IF, 27.521%, 05/25/36	504
636	Series 2006-39, Class WC, 5.500%, 01/25/36	688
710	Series 2006-43, Class DO, PO, 06/25/36	661
241	Series 2006-43, Class PO, PO, 06/25/36	222
500	Series 2006-44, Class GO, PO, 06/25/36	456
1,301	Series 2006-44, Class P, PO, 12/25/33	1,193
567	Series 2006-46, Class FW, VAR, 0.984%, 06/25/36	567
91	Series 2006-46, Class SW, HB, IF, 22.057%, 06/25/36	130
866	Series 2006-46, Class UC, 5.500%, 12/25/35	929
1,686	Series 2006-50, Class JO, PO, 06/25/36	1,555
2,079	Series 2006-50, Class PS, PO, 06/25/36	1,902
2,095	Series 2006-53, Class US, IF, IO, 5.996%, 06/25/36	325
4,667	Series 2006-56, Class FC, VAR, 0.874%, 07/25/36	4,648
155	Series 2006-58, Class AP, PO, 07/25/36	143
500	Series 2006-58, Class FL, VAR, 1.044%, 07/25/36	496
820	Series 2006-58, Class IG, IF, IO, 5.936%, 07/25/36	159
309	Series 2006-58, Class PO, PO, 07/25/36	285
248	Series 2006-59, Class QO, PO, 01/25/33	245
272	Series 2006-60, Class AK, HB, IF, 26.463%, 07/25/36	482
1,055	Series 2006-60, Class DO, PO, 04/25/35	1,029
217	Series 2006-62, Class PS, HB, IF, 36.395%, 07/25/36	406
3,230	Series 2006-63, Class ZH, 6.500%, 07/25/36	3,754

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
572	Series 2006-65, Class QO, PO, 07/25/36	506
6,938	Series 2006-71, Class ZL, 6.000%, 07/25/36	7,799
1,030	Series 2006-72, Class GO, PO, 08/25/36	943
200	Series 2006-72, Class TO, PO, 08/25/36	186
2,467	Series 2006-77, Class PC, 6.500%, 08/25/36	2,804
472	Series 2006-78, Class BZ, 6.500%, 08/25/36	528
1,813	Series 2006-79, Class DF, VAR, 0.934%, 08/25/36	1,808
429	Series 2006-79, Class DO, PO, 08/25/36	391
549	Series 2006-79, Class OP, PO, 08/25/36	511
315	Series 2006-85, Class MZ, 6.500%, 09/25/36	351
554	Series 2006-86, Class OB, PO, 09/25/36	513
566	Series 2006-90, Class AO, PO, 09/25/36	521
250	Series 2006-94, Class GK, HB, IF, 30.329%, 10/25/26	402
350	Series 2006-95, Class SG, HB, IF, 23.863%, 10/25/36	525
148	Series 2006-109, Class PO, PO, 11/25/36	134
916	Series 2006-110, Class PO, PO, 11/25/36	842
390	Series 2006-111, Class EO, PO, 11/25/36	352
459	Series 2006-113, Class PO, PO, 07/25/36	444
108	Series 2006-115, Class ES, HB, IF, 24.223%, 12/25/36	157
473	Series 2006-115, Class OK, PO, 12/25/36	414
2,300	Series 2006-117, Class GS, IF, IO, 6.066%, 12/25/36	234
1,375	Series 2006-118, Class A1, VAR, 0.644%, 12/25/36	1,348
5,136	Series 2006-118, Class A2, VAR, 0.644%, 12/25/36	5,033
188	Series 2006-119, Class PO, PO, 12/25/36	172
744	Series 2006-128, Class BP, 5.500%, 01/25/37	791
446	Series 2006-128, Class PO, PO, 01/25/37	400
1,470	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	244
73	Series 2007-1, Class SD, HB, IF, 35.495%, 02/25/37	174
810	Series 2007-7, Class SG, IF, IO, 5.916%, 08/25/36	235
1,749	Series 2007-10, Class FD, VAR, 0.834%, 02/25/37	1,742
3,817	Series 2007-14, Class ES, IF, IO, 5.856%, 03/25/37	701
419	Series 2007-14, Class OP, PO, 03/25/37	374
372	Series 2007-15, Class NO, PO, 03/25/22	362
1,379	Series 2007-16, Class FC, VAR, 1.334%, 03/25/37	1,394
1,636	Series 2007-18, Class MZ, 6.000%, 03/25/37	1,790
167	Series 2007-22, Class SC, IF, IO, 5.496%, 03/25/37	25
1,344	Series 2007-28, Class EO, PO, 04/25/37	1,248
809	Series 2007-29, Class SG, HB, IF, 20.719%, 04/25/37	1,179
1,330	Series 2007-35, Class SI, IF, IO, 5.516%, 04/25/37	130
274	Series 2007-42, Class AO, PO, 05/25/37	261
4,083	Series 2007-42, Class B, 6.000%, 05/25/37	4,550
745	Series 2007-43, Class FL, VAR, 0.884%, 05/25/37	742
2,998	Series 2007-53, Class SH, IF, IO, 5.516%, 06/25/37	489
4,605	Series 2007-54, Class FA, VAR, 0.984%, 06/25/37	4,602
995	Series 2007-54, Class WI, IF, IO, 5.516%, 06/25/37	164
9,743	Series 2007-60, Class AX, IF, IO, 6.566%, 07/25/37	2,028
562	Series 2007-62, Class SE, IF, 15.039%, 07/25/37	724
822	Series 2007-64, Class FB, VAR, 0.954%, 07/25/37	823

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
3,190	Series 2007-65, Class KI, IF, IO, 6.036%, 07/25/37	435
947	Series 2007-67, Class PO, PO, 07/25/37	849
2,264	Series 2007-70, Class Z, 5.500%, 07/25/37	2,541
6,053	Series 2007-72, Class EK, IF, IO, 5.816%, 07/25/37	1,024
1,392	Series 2007-76, Class AZ, 5.500%, 08/25/37	1,501
1,636	Series 2007-76, Class ZG, 6.000%, 08/25/37	1,799
1,064	Series 2007-77, Class FG, VAR, 1.084%, 03/25/37	1,067
380	Series 2007-78, Class CB, 6.000%, 08/25/37	422
1,837	Series 2007-78, Class PE, 6.000%, 08/25/37	2,031
826	Series 2007-79, Class SB, HB, IF, 21.875%, 08/25/37	1,180
2,301	Series 2007-81, Class GE, 6.000%, 08/25/37	2,503
220	Series 2007-85, Class SL, IF, 14.689%, 09/25/37	293
2,993	Series 2007-88, Class VI, IF, IO, 5.956%, 09/25/37	548
3,255	Series 2007-91, Class ES, IF, IO, 5.876%, 10/25/37	429
448	Series 2007-92, Class YA, 6.500%, 06/25/37	497
746	Series 2007-92, Class YS, IF, IO, 5.196%, 06/25/37	88
544	Series 2007-97, Class FC, VAR, 1.084%, 07/25/37	546
2,171	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	273
346	Series 2007-98, Class FB, VAR, 1.034%, 06/25/37	359
3,033	Series 2007-100, Class SM, IF, IO, 5.866%, 10/25/37	529
10,488	Series 2007-101, Class A2, VAR, 0.749%, 06/27/36	10,232
1,183	Series 2007-106, Class A7, VAR, 6.151%, 10/25/37	1,313
194	Series 2007-108, Class SA, IF, IO, 5.776%, 12/25/37	28
3,786	Series 2007-109, Class AI, IF, IO, 5.816%, 12/25/37	588
2,689	Series 2007-112, Class MJ, 6.500%, 12/25/37	3,122
3,111	Series 2007-112, Class SA, IF, IO, 5.866%, 12/25/37	559
5,412	Series 2007-114, Class A6, VAR, 0.784%, 10/27/37	5,405
8,146	Series 2007-116, Class HI, IO, VAR, 1.714%, 01/25/38	570
3,475	Series 2008-1, Class BI, IF, IO, 5.326%, 02/25/38	544
5,847	Series 2008-4, Class SD, IF, IO, 5.416%, 02/25/38	968
877	Series 2008-10, Class XI, IF, IO, 5.646%, 03/25/38	114
902	Series 2008-16, Class IS, IF, IO, 5.616%, 03/25/38	149
727	Series 2008-18, Class FA, VAR, 1.484%, 03/25/38	739
378	Series 2008-18, Class SP, IF, 12.832%, 03/25/38	459
1,414	Series 2008-20, Class SA, IF, IO, 6.406%, 03/25/38	277
1,228	Series 2008-27, Class SN, IF, IO, 6.316%, 04/25/38	195
450	Series 2008-28, Class QS, IF, 18.947%, 04/25/38	617
799	Series 2008-32, Class SA, IF, IO, 6.266%, 04/25/38	110
353	Series 2008-42, Class AO, PO, 09/25/36	333
43	Series 2008-44, Class PO, PO, 05/25/38	40
3,397	Series 2008-46, Class HI, IO, VAR, 1.900%, 06/25/38	219
625	Series 2008-47, Class SI, IF, IO, 5.916%, 06/25/23	52
831	Series 2008-53, Class CI, IF, IO, 6.616%, 07/25/38	140
3,964	Series 2008-55, Class S, IF, IO, 7.016%, 07/25/28	632
695	Series 2008-56, Class AC, 5.000%, 07/25/38	751
788	Series 2008-60, Class JC, 5.000%, 07/25/38	861
1,478	Series 2008-61, Class BH, 4.500%, 07/25/23	1,567
433	Series 2008-76, Class GF, VAR, 1.242%, 09/25/23	434

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
3,055	Series 2008-80, Class SA, IF, IO, 5.266%, 09/25/38	412
1,705	Series 2008-81, Class SB, IF, IO, 5.266%, 09/25/38	236
188	Series 2009-4, Class BD, 4.500%, 02/25/39	197
2,046	Series 2009-6, Class GS, IF, IO, 5.966%, 02/25/39	417
893	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	55
3,547	Series 2009-11, Class NB, 5.000%, 03/25/29	3,838
586	Series 2009-15, Class MI, IO, 5.000%, 03/25/24	21
1,596	Series 2009-17, Class QS, IF, IO, 6.066%, 03/25/39	249
352	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	17
2,687	Series 2009-19, Class PW, 4.500%, 10/25/36	2,871
94	Series 2009-47, Class MT, 7.000%, 07/25/39	104
1,377	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	231
5,036	Series 2009-59, Class HB, 5.000%, 08/25/39	5,578
5,993	Series 2009-60, Class HT, 6.000%, 08/25/39	6,783
118	Series 2009-63, Class P, 5.000%, 03/25/37	127
3,900	Series 2009-65, Class MT, 5.000%, 09/25/39	4,147
2,487	Series 2009-69, Class WA, VAR, 6.036%, 09/25/39	2,837
1,406	Series 2009-70, Class CO, PO, 01/25/37	1,230
1,293	Series 2009-84, Class WS, IF, IO, 5.316%, 10/25/39	168
3,194	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	552
8,299	Series 2009-86, Class OT, PO, 10/25/37	7,296
1,506	Series 2009-99, Class SC, IF, IO, 5.596%, 12/25/39	219
3,877	Series 2009-99, Class WA, VAR, 6.296%, 12/25/39	4,405
5,904	Series 2009-103, Class MB, VAR, 2.945%, 12/25/39	6,279
2,431	Series 2009-112, Class ST, IF, IO, 5.666%, 01/25/40	362
751	Series 2009-113, Class AO, PO, 01/25/40	687
1,028	Series 2010-1, Class WA, VAR, 6.212%, 02/25/40	1,180
1,625	Series 2010-14, Class FJ, VAR, 1.184%, 03/25/40	1,645
3,147	Series 2010-16, Class WA, VAR, 6.437%, 03/25/40	3,652
2,891	Series 2010-16, Class WB, VAR, 6.236%, 03/25/40	3,305
2,085	Series 2010-35, Class SB, IF, IO, 5.836%, 04/25/40	274
2,236	Series 2010-35, Class SJ, IF, 15.719%, 04/25/40	3,139
367	Series 2010-39, Class OT, PO, 10/25/35	336
1,409	Series 2010-40, Class FJ, VAR, 1.184%, 04/25/40	1,419
1,182	Series 2010-42, Class S, IF, IO, 5.816%, 05/25/40	162
1,384	Series 2010-43, Class FD, VAR, 1.184%, 05/25/40	1,395
399	Series 2010-45, Class BD, 4.500%, 11/25/38	409
4,915	Series 2010-49, Class SC, IF, 11.492%, 03/25/40	6,117
8,753	Series 2010-58, Class MB, 5.500%, 06/25/40	9,380
1,224	Series 2010-63, Class AP, PO, 06/25/40	1,080
11,910	Series 2010-64, Class DM, 5.000%, 06/25/40	12,993
5,823	Series 2010-71, Class HJ, 5.500%, 07/25/40	6,400
1,794	Series 2010-102, Class PN, 5.000%, 09/25/40	2,025
1,468	Series 2010-103, Class SB, IF, IO, 5.516%, 11/25/49	209
5,945	Series 2010-111, Class AE, 5.500%, 04/25/38	6,078
17,488	Series 2010-111, Class AM, 5.500%, 10/25/40	19,821
11,885	Series 2010-125, Class SA, IF, IO, 3.856%, 11/25/40	1,039
9,650	Series 2010-147, Class SA, IF, IO, 5.946%, 01/25/41	2,117

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
2,175		Series 2010-148, Class MA, 4.000%, 02/25/39	2,227
1,793		Series 2011-2, Class WA, VAR, 5.827%, 02/25/51	1,949
423		Series 2011-17, Class EF, VAR, 0.884%, 07/25/25	423
4,409		Series 2011-19, Class ZY, 6.500%, 07/25/36	5,081
901		Series 2011-22, Class MA, 6.500%, 04/25/38	977
21,353		Series 2011-30, Class LS, IO, VAR, 1.869%, 04/25/41	1,557
9,416		Series 2011-31, Class DB, 3.500%, 04/25/31	9,895
5,678		Series 2011-39, Class ZA, 6.000%, 11/25/32	6,394
4,526		Series 2011-47, Class ZA, 5.500%, 07/25/38	4,934
632		Series 2011-58, Class WA, VAR, 5.450%, 07/25/51	697
3,388		Series 2011-75, Class FA, VAR, 1.134%, 08/25/41	3,429
3,105		Series 2011-101, Class FM, VAR, 1.134%, 01/25/41	3,118
1,644		Series 2011-111, Class DF, VAR, 0.984%, 12/25/38	1,647
18,596		Series 2011-118, Class LB, 7.000%, 11/25/41	21,835
24,508		Series 2011-118, Class MT, 7.000%, 11/25/41	28,770
21,065		Series 2011-118, Class NT, 7.000%, 11/25/41	24,846
1,077		Series 2011-149, Class EF, VAR, 1.084%, 07/25/41	1,079
3,838		Series 2011-149, Class MF, VAR, 1.084%, 11/25/41	3,836
3,609		Series 2012-14, Class FB, VAR, 1.034%, 08/25/37	3,621
36,867		Series 2012-47, Class HF, VAR, 0.984%, 05/25/27	36,845
5,681		Series 2012-87, Class KF, VAR, 1.034%, 09/25/37	5,712
4,192		Series 2012-89, Class FD, VAR, 1.034%, 04/25/39	4,217
10,451		Series 2012-97, Class FB, VAR, 1.084%, 09/25/42	10,301
4,619		Series 2012-99, Class FA, VAR, 1.034%, 09/25/42	4,667
2,827		Series 2012-101, Class FC, VAR, 1.084%, 09/25/42	2,818
9,286		Series 2012-108, Class F, VAR, 1.084%, 10/25/42	9,230
5,582		Series 2013-4, Class AJ, 3.500%, 02/25/43	5,684
6,000		Series 2013-81, Class TA, 3.000%, 02/25/43	5,763
15,936		Series 2013-92, Class PO, PO, 09/25/43	12,739
7,887		Series 2013-100, Class WB, 3.000%, 10/25/33	7,736
12,300		Series 2013-101, Class DO, PO, 10/25/43	9,751
26,624		Series 2013-128, Class PO, PO, 12/25/43	21,262
11,437		Series 2013-135, Class PO, PO, 01/25/44	9,579
4		Series G-14, Class L, 8.500%, 06/25/21	4
–	(h)	Series G-17, Class S, HB, VAR, 1,020.836%, 06/25/21	1
17		Series G-18, Class Z, 8.750%, 06/25/21	18
10		Series G-28, Class S, IF, 14.516%, 09/25/21	11
30		Series G-35, Class M, 8.750%, 10/25/21	33
5		Series G-51, Class SA, HB, IF, 25.505%, 12/25/21	6
–	(h)	Series G92-27, Class SQ, HB, IF, 11,313.926%, 05/25/22	4
153		Series G92-35, Class E, 7.500%, 07/25/22	169
–	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	1
14		Series G92-42, Class Z, 7.000%, 07/25/22	15
19		Series G92-44, Class ZQ, 8.000%, 07/25/22	19
11		Series G92-45, Class Z, 6.000%, 08/25/22	11
14		Series G92-52, Class FD, VAR, 0.605%, 09/25/22	14
143		Series G92-54, Class ZQ, 7.500%, 09/25/22	154
13		Series G92-59, Class F, VAR, 1.301%, 10/25/22	13

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
28		Series G92-61, Class Z, 7.000%, 10/25/22	31
21		Series G92-62, Class B, PO, 10/25/22	20
101		Series G93-1, Class KA, 7.900%, 01/25/23	114
41		Series G93-5, Class Z, 6.500%, 02/25/23	45
31		Series G93-14, Class J, 6.500%, 03/25/23	34
69		Series G93-17, Class SI, IF, 6.000%, 04/25/23	78
61		Series G93-27, Class FD, VAR, 1.464%, 08/25/23	62
15		Series G93-37, Class H, PO, 09/25/23	14
69		Series G95-1, Class C, 8.800%, 01/25/25	78
		Federal National Mortgage Association REMIC Trust,
1,306		Series 2003-W1, Class 1A1, VAR, 5.601%, 12/25/42	1,433
342		Series 2003-W1, Class 2A, VAR, 6.234%, 12/25/42	385
195		Series 2003-W4, Class 2A, VAR, 6.221%, 10/25/42	218
6,098		Series 2004-W10, Class A6, 5.750%, 08/25/34	6,758
1,083		Series 2004-W11, Class 1A1, 6.000%, 05/25/44	1,249
1,893		Series 2005-W1, Class 1A2, 6.500%, 10/25/44	2,178
1,803		Series 2006-W3, Class 2A, 6.000%, 09/25/46	1,997
571		Series 2007-W3, Class 1A3, 6.750%, 04/25/37	627
496		Series 2007-W5, Class PO, PO, 06/25/37	446
380		Series 2007-W7, Class 1A4, HB, IF, 35.675%, 07/25/37	565
251		Series 2007-W10, Class 2A, VAR, 6.344%, 08/25/47	279
9,110		Series 2009-W1, Class A, 6.000%, 12/25/49	10,323
		Federal National Mortgage Association STRIPS,
–	(h)	Series 23, Class 2, IO, 10.000%, 09/25/17	—	(h)
–	(h)	Series 50, Class 2, IO, 10.500%, 03/25/19	—	(h)
13		Series 218, Class 2, IO, 7.500%, 04/25/23	2
10		Series 265, Class 2, 9.000%, 03/25/24	12
1,014		Series 300, Class 1, PO, 09/25/24	887
142		Series 329, Class 1, PO, 01/25/33	127
159		Series 339, Class 18, IO, 4.500%, 07/25/18	4
223		Series 339, Class 21, IO, 4.500%, 08/25/18	5
103		Series 339, Class 28, IO, 5.500%, 08/25/18	2
184		Series 345, Class 6, IO, VAR, 5.000%, 12/25/33	36
752		Series 365, Class 8, IO, 5.500%, 05/25/36	162
45		Series 368, Class 3, IO, 4.500%, 11/25/20	2
487		Series 374, Class 5, IO, 5.500%, 08/25/36	111
513		Series 383, Class 33, IO, 6.000%, 01/25/38	97
206		Series 393, Class 6, IO, 5.500%, 04/25/37	38
25,934		Series 411, Class F1, VAR, 1.134%, 08/25/42	25,867
9,291		Series 412, Class F2, VAR, 1.084%, 08/25/42	9,238
		Federal National Mortgage Association Trust,
1,235		Series 2003-W2, Class 1A1, 6.500%, 07/25/42	1,402
704		Series 2003-W2, Class 2A9, 5.900%, 07/25/42	786
4,657		Series 2003-W6, Class 2A4, 5.204%, 09/25/42	5,270
2,008		Series 2003-W6, Class 3A, 6.500%, 09/25/42	2,285
2,478		Series 2003-W8, Class 2A, 7.000%, 10/25/42	2,898
447		Series 2003-W8, Class 3F1, VAR, 0.984%, 05/25/42	442
3,203		Series 2004-W1, Class 2A2, 7.000%, 12/25/33	3,695
737		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	850

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
748	Series 2004-W8, Class 3A, 7.500%, 06/25/44	859
2,052	Series 2004-W15, Class 2AF, VAR, 0.834%, 08/25/44	2,040
16,631	Series 2005-W3, Class 2AF, VAR, 0.804%, 03/25/45	16,192
910	Series 2005-W4, Class 1A1, 6.000%, 08/25/45	1,023
7,846	Series 2006-W2, Class 1AF1, VAR, 0.804%, 02/25/46	7,840
2,271	Series 2006-W2, Class 2A, VAR, 2.606%, 11/25/45	2,329
14,932	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, VAR, 0.844%, 11/25/46	14,960
	Government National Mortgage Association,
1,517	Series 1994-7, Class PQ, 6.500%, 10/16/24	1,713
1,424	Series 1999-4, Class ZB, 6.000%, 02/20/29	1,589
142	Series 1999-30, Class S, IF, IO, 8.058%, 08/16/29	32
161	Series 2000-9, Class Z, 8.000%, 06/20/30	189
1,689	Series 2000-9, Class ZJ, 8.500%, 02/16/30	1,977
1,504	Series 2000-21, Class Z, 9.000%, 03/16/30	1,808
243	Series 2000-31, Class Z, 9.000%, 10/20/30	279
149	Series 2000-35, Class ZA, 9.000%, 11/20/30	158
14	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	2
70	Series 2001-6, Class SD, IF, IO, 8.008%, 03/16/31	21
730	Series 2001-22, Class PS, IF, 19.578%, 03/17/31	1,154
184	Series 2001-35, Class SA, IF, IO, 7.708%, 08/16/31	57
169	Series 2001-36, Class S, IF, IO, 7.508%, 08/16/31	52
707	Series 2002-24, Class AG, IF, IO, 7.408%, 04/16/32	142
65	Series 2002-24, Class SB, IF, 11.112%, 04/16/32	81
79	Series 2002-31, Class S, IF, IO, 8.158%, 01/16/31	19
1,405	Series 2002-31, Class SE, IF, IO, 6.958%, 04/16/30	234
693	Series 2002-40, Class UK, 6.500%, 06/20/32	801
23	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	29
2,639	Series 2002-45, Class QE, 6.500%, 06/20/32	3,055
802	Series 2002-47, Class PG, 6.500%, 07/16/32	929
281	Series 2002-47, Class PY, 6.000%, 07/20/32	312
1,333	Series 2002-47, Class ZA, 6.500%, 07/20/32	1,541
911	Series 2002-52, Class GH, 6.500%, 07/20/32	1,070
104	Series 2002-70, Class PS, IF, IO, 7.138%, 08/20/32	2
1,265	Series 2002-75, Class PB, 6.000%, 11/20/32	1,445
700	Series 2003-11, Class SK, IF, IO, 7.158%, 02/16/33	118
311	Series 2003-12, Class SP, IF, IO, 7.138%, 02/20/33	78
112	Series 2003-24, Class PO, PO, 03/16/33	102
3,116	Series 2003-25, Class PZ, 5.500%, 04/20/33	3,532
2,719	Series 2003-40, Class TJ, 6.500%, 03/20/33	3,071
1,004	Series 2003-46, Class MG, 6.500%, 05/20/33	1,162
798	Series 2003-46, Class TC, 6.500%, 03/20/33	896
519	Series 2003-52, Class AP, PO, 06/16/33	438
1,447	Series 2003-58, Class BE, 6.500%, 01/20/33	1,635
1,812	Series 2003-75, Class ZX, 6.000%, 09/16/33	2,063
87	Series 2003-90, Class PO, PO, 10/20/33	78
1,222	Series 2003-97, Class SA, IF, IO, 6.008%, 11/16/33	183
1,074	Series 2003-112, Class SA, IF, IO, 6.008%, 12/16/33	216
195	Series 2003-114, Class SH, IF, 13.710%, 11/17/32	234

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
512	Series 2004-28, Class S, IF, 18.172%, 04/16/34	750
979	Series 2004-46, Class PO, PO, 06/20/34	901
3,517	Series 2004-49, Class Z, 6.000%, 06/20/34	3,970
449	Series 2004-71, Class SB, HB, IF, 26.706%, 09/20/34	734
449	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	493
524	Series 2004-73, Class AE, IF, 13.737%, 08/17/34	624
3,551	Series 2004-73, Class JL, IF, IO, 6.008%, 09/16/34	630
108	Series 2004-83, Class AP, IF, 13.085%, 10/16/34	127
144	Series 2004-87, Class SB, IF, 7.038%, 03/17/33	151
359	Series 2004-89, Class LS, HB, IF, 22.396%, 10/16/34	534
5,530	Series 2004-90, Class SI, IF, IO, 5.538%, 10/20/34	805
2,879	Series 2004-96, Class SC, IF, IO, 5.518%, 11/20/34	425
3,902	Series 2005-3, Class SK, IF, IO, 6.188%, 01/20/35	629
116	Series 2005-7, Class JM, IF, 15.527%, 05/18/34	142
758	Series 2005-35, Class FL, VAR, 0.912%, 03/20/32	758
162	Series 2005-44, Class SP, IF, 11.076%, 10/20/34	181
411	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	93
27	Series 2005-65, Class SA, HB, IF, 20.604%, 08/20/35	34
201	Series 2005-66, Class SP, IF, 19.027%, 08/16/35	287
1,750	Series 2005-68, Class DP, IF, 15.128%, 06/17/35	2,213
8,138	Series 2005-68, Class KI, IF, IO, 5.738%, 09/20/35	1,399
2,652	Series 2005-72, Class AZ, 5.500%, 09/20/35	2,930
466	Series 2005-82, Class PO, PO, 10/20/35	402
758	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	144
672	Series 2006-16, Class OP, PO, 03/20/36	620
601	Series 2006-20, Class QA, 5.750%, 02/20/36	646
917	Series 2006-22, Class AO, PO, 05/20/36	844
3,803	Series 2006-33, Class Z, 6.500%, 07/20/36	4,459
132	Series 2006-34, Class PO, PO, 07/20/36	121
145	Series 2006-38, Class SW, IF, IO, 5.938%, 06/20/36	16
5,024	Series 2006-38, Class ZK, 6.500%, 08/20/36	5,809
2,330	Series 2006-57, Class PZ, 5.565%, 10/20/36	2,563
1,241	Series 2006-59, Class SD, IF, IO, 6.138%, 10/20/36	192
1,993	Series 2006-65, Class SA, IF, IO, 6.238%, 11/20/36	382
1,944	Series 2007-9, Class CI, IF, IO, 5.638%, 03/20/37	346
3,156	Series 2007-17, Class JI, IF, IO, 6.268%, 04/16/37	602
1,225	Series 2007-17, Class JO, PO, 04/16/37	1,039
1,229	Series 2007-19, Class SD, IF, IO, 5.638%, 04/20/37	186
745	Series 2007-25, Class FN, VAR, 0.842%, 05/16/37	743
2,431	Series 2007-26, Class SC, IF, IO, 5.638%, 05/20/37	475
2,245	Series 2007-27, Class SD, IF, IO, 5.638%, 05/20/37	380
199	Series 2007-28, Class BO, PO, 05/20/37	171
3,275	Series 2007-35, Class PO, PO, 06/16/37	3,049
441	Series 2007-36, Class HO, PO, 06/16/37	404
1,891	Series 2007-36, Class SE, IF, IO, 5.928%, 06/16/37	344
1,944	Series 2007-36, Class SJ, IF, IO, 5.688%, 06/20/37	270
1,901	Series 2007-40, Class SD, IF, IO, 6.188%, 07/20/37	320
2,822	Series 2007-40, Class SN, IF, IO, 6.118%, 07/20/37	485

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,716	Series 2007-45, Class QA, IF, IO, 6.078%, 07/20/37	498
704	Series 2007-50, Class AI, IF, IO, 6.213%, 08/20/37	104
1,768	Series 2007-53, Class ES, IF, IO, 5.988%, 09/20/37	302
495	Series 2007-53, Class SW, IF, 18.520%, 09/20/37	680
2,666	Series 2007-57, Class PO, PO, 03/20/37	2,416
2,358	Series 2007-67, Class SI, IF, IO, 5.948%, 11/20/37	383
622	Series 2007-71, Class SB, IF, IO, 6.138%, 07/20/36	25
1,870	Series 2007-72, Class US, IF, IO, 5.988%, 11/20/37	323
2,121	Series 2007-73, Class MI, IF, IO, 5.438%, 11/20/37	320
1,916	Series 2007-74, Class SL, IF, IO, 5.998%, 11/16/37	296
4,086	Series 2007-76, Class SB, IF, IO, 5.938%, 11/20/37	703
2,955	Series 2007-79, Class SY, IF, IO, 5.988%, 12/20/37	522
142	Series 2008-1, Class PO, PO, 01/20/38	122
233	Series 2008-7, Class SK, IF, 18.265%, 11/20/37	343
329	Series 2008-7, Class SP, IF, 12.276%, 10/20/37	422
470	Series 2008-17, Class IO, IO, 5.500%, 02/20/38	82
466	Series 2008-20, Class PO, PO, 09/20/37	432
509	Series 2008-29, Class PO, PO, 02/17/33	481
3,244	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	419
1,082	Series 2008-33, Class XS, IF, IO, 7.158%, 04/16/38	232
5,381	Series 2008-36, Class AY, 5.000%, 04/16/23	5,551
2,932	Series 2008-36, Class SH, IF, IO, 5.738%, 04/20/38	452
9,058	Series 2008-40, Class SA, IF, IO, 5.858%, 05/16/38	1,648
80	Series 2008-43, Class NA, 5.500%, 11/20/37	82
1,493	Series 2008-50, Class KB, 6.000%, 06/20/38	1,678
734	Series 2008-55, Class SA, IF, IO, 5.638%, 06/20/38	132
2,638	Series 2008-60, Class CS, IF, IO, 5.588%, 07/20/38	358
202	Series 2008-60, Class PO, PO, 01/20/38	199
2,984	Series 2008-69, Class QD, 5.750%, 07/20/38	3,194
961	Series 2008-71, Class SC, IF, IO, 5.438%, 08/20/38	127
3,092	Series 2008-76, Class US, IF, IO, 5.338%, 09/20/38	422
2,042	Series 2008-79, Class CS, IF, 6.238%, 06/20/35	2,271
6,361	Series 2008-81, Class S, IF, IO, 5.638%, 09/20/38	942
3,190	Series 2008-93, Class AS, IF, IO, 5.138%, 12/20/38	443
5,773	Series 2008-95, Class DS, IF, IO, 6.738%, 12/20/38	1,116
1,831	Series 2008-96, Class SL, IF, IO, 5.438%, 12/20/38	259
1,444	Series 2009-6, Class SA, IF, IO, 5.558%, 02/16/39	248
1,591	Series 2009-6, Class SH, IF, IO, 5.478%, 02/20/39	248
2,700	Series 2009-10, Class SA, IF, IO, 5.388%, 02/20/39	363
647	Series 2009-10, Class SL, IF, IO, 5.958%, 03/16/34	22
2,183	Series 2009-11, Class SC, IF, IO, 5.608%, 02/16/39	274
832	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	197
1,818	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	459
4,909	Series 2009-22, Class SA, IF, IO, 5.708%, 04/20/39	723
1,197	Series 2009-24, Class DS, IF, IO, 5.738%, 03/20/39	88
1,349	Series 2009-25, Class SE, IF, IO, 7.038%, 09/20/38	261
2,818	Series 2009-31, Class TS, IF, IO, 5.738%, 03/20/39	320
599	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	110

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
794	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	160
946	Series 2009-35, Class SN, IF, IO, 5.858%, 12/16/38	52
12,000	Series 2009-35, Class ZB, 5.500%, 05/16/39	13,934
3,706	Series 2009-42, Class SC, IF, IO, 5.518%, 06/20/39	562
2,549	Series 2009-43, Class SA, IF, IO, 5.388%, 06/20/39	427
4,335	Series 2009-64, Class SN, IF, IO, 5.558%, 07/16/39	469
887	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	133
3,903	Series 2009-72, Class SM, IF, IO, 5.708%, 08/16/39	685
2,753	Series 2009-75, Class MN, 5.500%, 09/20/39	3,150
3,863	Series 2009-79, Class OK, PO, 11/16/37	3,552
6,157	Series 2009-81, Class SB, IF, IO, 5.528%, 09/20/39	916
5,048	Series 2009-102, Class SM, IF, IO, 5.858%, 06/16/39	380
2,133	Series 2009-104, Class AB, 7.000%, 08/16/39	2,367
5,239	Series 2009-106, Class AS, IF, IO, 5.858%, 11/16/39	831
18,201	Series 2009-106, Class ST, IF, IO, 5.438%, 02/20/38	3,117
2,728	Series 2009-121, Class VA, 5.500%, 11/20/20	2,835
1,258	Series 2010-14, Class AO, PO, 12/20/32	1,198
733	Series 2010-14, Class BO, PO, 11/20/35	638
2,411	Series 2010-14, Class CO, PO, 08/20/35	2,183
2,570	Series 2010-14, Class QP, 6.000%, 12/20/39	2,660
2,046	Series 2010-41, Class WA, VAR, 5.824%, 10/20/33	2,306
1,038	Series 2010-103, Class WA, VAR, 5.725%, 08/20/34	1,159
1,406	Series 2010-129, Class AW, VAR, 6.104%, 04/20/37	1,567
6,829	Series 2010-130, Class CP, 7.000%, 10/16/40	7,919
9,231	Series 2010-157, Class OP, PO, 12/20/40	7,715
25,630	Series 2010-H17, Class XQ, VAR, 5.239%, 07/20/60	26,877
688	Series 2011-22, Class WA, VAR, 5.942%, 02/20/37	762
5,465	Series 2011-43, Class ZQ, 5.500%, 01/16/33	6,084
4,674	Series 2011-75, Class SM, IF, IO, 6.038%, 05/20/41	963
2,410	Series 2011-97, Class WA, VAR, 6.110%, 11/20/38	2,704
3,344	Series 2011-137, Class WA, VAR, 5.542%, 07/20/40	3,732
1,500	Series 2011-157, Class UY, 3.000%, 12/20/41	1,457
8,178	Series 2011-163, Class WA, VAR, 5.859%, 12/20/38	9,243
2,568	Series 2011-H05, Class FB, VAR, 1.031%, 12/20/60	2,556
3,248	Series 2011-H06, Class FA, VAR, 0.981%, 02/20/61	3,228
3,507	Series 2011-H19, Class FA, VAR, 1.001%, 08/20/61	3,483
3,917	Series 2012-59, Class WA, VAR, 5.574%, 08/20/38	4,444
4,933	Series 2012-141, Class WA, VAR, 4.524%, 11/16/41	5,360
3,637	Series 2012-141, Class WB, VAR, 3.958%, 09/16/42	3,762
5,261	Series 2012-141, Class WC, VAR, 3.723%, 01/20/42	5,473
11,054	Series 2012-H08, Class FB, VAR, 1.131%, 03/20/62	11,041
7,790	Series 2012-H08, Class FS, VAR, 1.231%, 04/20/62	7,807
64,715	Series 2012-H10, Class FA, VAR, 1.081%, 12/20/61	64,532
4,832	Series 2012-H15, Class FA, VAR, 0.981%, 05/20/62	4,831
2,492	Series 2012-H18, Class NA, VAR, 1.051%, 08/20/62	2,484
23,036	Series 2012-H21, Class CF, VAR, 1.231%, 05/20/61	23,057
23,491	Series 2012-H21, Class DF, VAR, 1.181%, 05/20/61	23,501
26,268	Series 2012-H22, Class FD, VAR, 1.001%, 01/20/61	26,219

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
5,496	Series 2012-H24, Class FA, VAR, 0.981%, 03/20/60	5,494
7,992	Series 2012-H24, Class FD, VAR, 1.121%, 09/20/62	7,992
4,269	Series 2012-H24, Class FE, VAR, 1.131%, 10/20/62	4,251
13,491	Series 2012-H24, Class FG, VAR, 0.961%, 04/20/60	13,463
12,988	Series 2012-H26, Class JA, VAR, 1.081%, 10/20/61	13,006
17,775	Series 2012-H26, Class MA, VAR, 1.081%, 07/20/62	17,725
7,845	Series 2012-H27, Class FB, VAR, 1.031%, 10/20/62	7,825
29,715	Series 2012-H28, Class FA, VAR, 1.111%, 09/20/62	29,696
27,921	Series 2012-H29, Class FA, VAR, 1.046%, 10/20/62	27,807
3,637	Series 2012-H30, Class JA, VAR, 1.011%, 01/20/60	3,637
4,891	Series 2012-H30, Class PA, VAR, 0.981%, 11/20/59	4,890
25,361	Series 2012-H31, Class FD, VAR, 0.871%, 12/20/62	25,098
4,939	Series 2013-26, Class AK, VAR, 4.658%, 09/20/41	5,316
2,612	Series 2013-54, Class WA, VAR, 4.714%, 11/20/42	2,848
1,862	Series 2013-75, Class WA, VAR, 5.219%, 06/20/40	2,038
2,849	Series 2013-91, Class WA, VAR, 4.502%, 04/20/43	3,012
3,874	Series 2013-147, Class BE, 4.000%, 12/20/39	4,044
26,696	Series 2013-H01, Class FA, 1.650%, 01/20/63	26,665
11,921	Series 2013-H01, Class JA, VAR, 0.851%, 01/20/63	11,777
9,046	Series 2013-H01, Class TA, VAR, 1.031%, 01/20/63	9,054
1,087	Series 2013-H02, Class HF, VAR, 0.831%, 11/20/62	1,086
2,191	Series 2013-H03, Class FA, VAR, 0.831%, 08/20/60	2,190
36,011	Series 2013-H04, Class BA, 1.650%, 02/20/63	35,781
2,566	Series 2013-H04, Class SA, VAR, 0.951%, 02/20/63	2,538
3,398	Series 2013-H07, Class GA, VAR, 1.001%, 03/20/63	3,377
10,501	Series 2013-H07, Class HA, VAR, 0.941%, 03/20/63	10,412
9,090	Series 2013-H07, Class JA, 1.750%, 03/20/63	9,075
4,747	Series 2013-H07, Class MA, VAR, 1.081%, 04/20/62	4,755
14,429	Series 2013-H08, Class FC, VAR, 0.981%, 02/20/63	14,330
11,510	Series 2013-H09, Class HA, 1.650%, 04/20/63	11,399
3,202	Series 2013-H14, Class FC, VAR, 1.001%, 06/20/63	3,183
2,985	Series 2013-H14, Class FG, VAR, 1.001%, 05/20/63	2,968
7,659	Series 2014-6, Class W, VAR, 5.475%, 01/20/39	8,400
6,033	Series 2014-41, Class W, VAR, 4.632%, 10/20/42	6,464
5,294	Series 2014-188, Class W, VAR, 4.669%, 10/20/41	5,783
20,846	Series 2014-H01, Class FD, VAR, 1.181%, 01/20/64	20,860
14,908	Series 2014-H05, Class FA, VAR, 1.221%, 02/20/64	14,969
5,128	Series 2014-H06, Class HB, VAR, 1.181%, 03/20/64	5,134
15,027	Series 2014-H09, Class TA, VAR, 1.131%, 04/20/64	15,008
22,910	Series 2014-H10, Class TA, VAR, 1.131%, 04/20/64	22,850
25,161	Series 2014-H11, Class VA, VAR, 1.031%, 06/20/64	24,965
24,556	Series 2014-H15, Class FA, VAR, 1.031%, 07/20/64	24,367
18,174	Series 2014-H17, Class FC, VAR, 1.031%, 07/20/64	18,033
22,027	Series 2014-H19, Class FE, VAR, 1.001%, 09/20/64	21,829
9,933	Series 2014-H20, Class LF, VAR, 1.131%, 10/20/64	9,815
5,856	Series 2015-91, Class W, VAR, 5.238%, 05/20/40	6,461
7,648	Series 2015-137, Class WA, VAR, 5.480%, 01/20/38	8,541
12,564	Series 2015-H02, Class FB, VAR, 1.031%, 12/20/64	12,483

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
11,796	Series 2015-H03, Class FA, VAR, 1.031%, 12/20/64	11,739
39,706	Series 2015-H05, Class FC, VAR, 1.011%, 02/20/65	39,353
25,087	Series 2015-H06, Class FA, VAR, 1.011%, 02/20/65	24,905
18,153	Series 2015-H07, Class ES, VAR, 0.000%, 02/20/65	18,033
57,636	Series 2015-H08, Class FC, VAR, 1.003%, 03/20/65	57,128
46,421	Series 2015-H10, Class FC, VAR, 1.011%, 04/20/65	46,000
27,912	Series 2015-H12, Class FA, VAR, 1.011%, 05/20/65	27,666
12,536	Series 2015-H15, Class FD, VAR, 0.971%, 06/20/65	12,395
19,279	Series 2015-H15, Class FJ, VAR, 0.971%, 06/20/65	19,063
25,315	Series 2015-H16, Class FG, VAR, 0.971%, 07/20/65	25,052
29,834	Series 2015-H16, Class FL, VAR, 0.971%, 07/20/65	29,431
20,877	Series 2015-H18, Class FA, VAR, 0.981%, 06/20/65	20,693
21,544	Series 2015-H20, Class FA, VAR, 1.001%, 08/20/65	21,337
19,125	Series 2015-H23, Class FB, VAR, 1.051%, 09/20/65	18,994
6,076	Series 2015-H26, Class FG, VAR, 1.051%, 10/20/65	6,032
13,202	Series 2015-H32, Class FH, VAR, 1.191%, 12/20/65	13,207
60,856	Series 2016-H07, Class FA, VAR, 1.281%, 03/20/66	61,152
15,355	Series 2016-H07, Class FB, VAR, 1.281%, 03/20/66	15,429
27,918	Series 2016-H11, Class FD, VAR, 1.630%, 05/20/66	27,948
	NCUA Guaranteed Notes Trust,
15,660	Series 2010-R3, Class 1A, VAR, 1.092%, 12/08/20	15,682
2,502	Series 2010-R3, Class 3A, 2.400%, 12/08/20	2,507
	Vendee Mortgage Trust,
3,916	Series 1993-1, Class ZB, 7.250%, 02/15/23	4,339
991	Series 1994-1, Class 1, VAR, 5.509%, 02/15/24	1,065
3,000	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	3,311
1,482	Series 1996-1, Class 1Z, 6.750%, 02/15/26	1,680
663	Series 1996-2, Class 1Z, 6.750%, 06/15/26	747
2,029	Series 1997-1, Class 2Z, 7.500%, 02/15/27	2,333
1,355	Series 1998-1, Class 2E, 7.000%, 03/15/28	1,586

		3,472,359

	Non-Agency CMO — 2.1%
24,437	Access PT Funding Trust, Series 2016-1, 6.250%, 02/16/21	24,416
9,453	Ajax Mortgage Loan Trust, Series 2015-B, Class A, SUB, 3.875%, 07/25/60 (e)	9,454
	Alternative Loan Trust,
111	Series 2002-12, Class PO, PO, 11/25/32	84
8,494	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	8,442
2,454	Series 2005-1CB, Class 1A6, IF, IO, 6.508%, 03/25/35	495
7,950	Series 2005-20CB, Class 3A8, IF, IO, 4.158%, 07/25/35	940
7,724	Series 2005-22T1, Class A2, IF, IO, 4.478%, 06/25/35	1,172
3,375	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	3,255
104	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	77
27,206	Series 2005-37T1, Class A2, IF, IO, 4.458%, 09/25/35	4,265
3,491	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	3,239
13,796	Series 2005-54CB, Class 1A2, IF, IO, 4.258%, 11/25/35	1,714
44	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	45
1,428	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,319
2,559	Series 2005-J1, Class 1A4, IF, IO, 4.508%, 02/25/35	120
	American General Mortgage Loan Trust,
295	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	304

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
746	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	746
	Angel Oak Mortgage Trust LLC,
7,829	Series 2015-1, Class A, SUB, 4.500%, 11/25/45 (e)	7,878
4,533	Series 2015-1, Class M, SUB, 5.500%, 11/25/45 (e)	4,531
	ASG Resecuritization Trust,
453	Series 2009-1, Class A60, VAR, 2.565%, 06/26/37 (e)	451
7,120	Series 2009-3, Class A65, VAR, 2.450%, 03/26/37 (e)	7,086
1,886	Series 2010-2, Class A60, VAR, 2.064%, 01/28/37 (e)	1,871
3,952	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	3,298
3,086	Series 2011-1, Class 3A50, VAR, 3.295%, 11/28/35 (e)	3,048
	Banc of America Alternative Loan Trust,
3,122	Series 2003-11, Class 1A1, 6.000%, 01/25/34	3,196
2,339	Series 2003-11, Class 2A1, 6.000%, 01/25/34	2,398
356	Series 2003-11, Class PO, PO, 01/25/34	280
753	Series 2004-1, Class 1A1, 6.000%, 02/25/34	799
250	Series 2004-1, Class 5A1, 5.500%, 02/25/19	250
80	Series 2004-6, Class 15PO, PO, 07/25/19	75
500	Series 2004-8, Class 3A1, 5.500%, 09/25/19	491
564	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	526
1,698	Series 2005-9, Class CBIO, IO, 5.500%, 10/25/35	404
	Banc of America Funding Trust,
384	Series 2004-1, Class PO, PO, 03/25/34	304
536	Series 2004-2, Class 1CB1, 5.750%, 09/20/34	554
863	Series 2004-C, Class 1A1, VAR, 3.194%, 12/20/34	846
483	Series 2005-6, Class 2A7, 5.500%, 10/25/35	460
378	Series 2005-7, Class 30PO, PO, 11/25/35	290
139	Series 2005-8, Class 30PO, PO, 01/25/36	102
870	Series 2005-E, Class 4A1, VAR, 3.047%, 03/20/35	873
243	Series 2006-1, Class XPO, PO, 01/25/36	187
1,705	Series 2010-R11A, Class 1A6, VAR, 4.992%, 08/26/35 (e)	1,707
	Banc of America Mortgage Trust,
207	Series 2003-C, Class 3A1, VAR, 3.181%, 04/25/33	209
1,459	Series 2003-E, Class 2A2, VAR, 3.276%, 06/25/33	1,454
1	Series 2004-1, Class APO, PO, 02/25/34	1
315	Series 2004-3, Class 15IO, IO, VAR, 0.231%, 04/25/19	1
38	Series 2004-4, Class APO, PO, 05/25/34	32
551	Series 2004-5, Class 2A2, 5.500%, 06/25/34	557
95	Series 2004-5, Class 4A1, 4.750%, 06/25/19	95
246	Series 2004-9, Class 3A1, 6.500%, 09/25/32	255
3	Series 2004-9, Class 3PO, PO, 09/25/32	2
727	Series 2004-J, Class 3A1, VAR, 3.645%, 11/25/34	715
436	Series 2005-1, Class 2A1, 5.000%, 02/25/20	442
	BCAP LLC Trust,
1,671	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	1,715
683	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	682
1,875	Series 2009-RR14, Class 3A2, VAR, 2.902%, 08/26/35 (e)	1,877
565	Series 2010-RR5, Class 2A5, VAR, 5.402%, 04/26/37 (e)	566
308	Series 2010-RR7, Class 1A5, VAR, 3.046%, 04/26/35 (e)	307
10,760	Series 2010-RR7, Class 2A1, VAR, 2.625%, 07/26/45 (e)	10,680
3,184	Series 2010-RR8, Class 3A4, VAR, 3.086%, 05/26/35 (e)	3,149
392	Series 2010-RR12, Class 2A5, VAR, 2.931%, 01/26/36 (e)	389

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
460	Series 2010-RR12, Class 4A5, VAR, 3.231%, 10/26/36 (e)	458
576	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	577
4,601	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	4,630
1,052	Series 2011-RR5, Class 11A3, VAR, 0.684%, 05/28/36 (e)	1,049
3,735	Series 2011-RR10, Class 2A1, VAR, 1.399%, 09/26/37 (e)	3,623
1,477	Series 2012-RR1, Class 5A1, VAR, 8.104%, 07/26/37 (e)	1,530
3,814	Series 2012-RR3, Class 2A5, VAR, 2.445%, 05/26/37 (e)	3,805
1,324	Series 2012-RR4, Class 8A3, VAR, 0.756%, 06/26/47 (e)	1,306
2,734	Series 2012-RR10, Class 1A1, VAR, 0.764%, 02/26/37 (e)	2,661
1,828	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, VAR, 1.092%, 03/25/35	1,787
	Bear Stearns ARM Trust,
1,430	Series 2003-2, Class A5, VAR, 2.810%, 01/25/33 (e)	1,434
203	Series 2003-7, Class 3A, VAR, 2.930%, 10/25/33	199
823	Series 2004-2, Class 14A, VAR, 3.367%, 05/25/34	817
4,577	Series 2005-5, Class A1, VAR, 2.580%, 08/25/35	4,598
3,995	Series 2006-1, Class A1, VAR, 2.910%, 02/25/36	3,967
235	Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates, Series 2003-8, Class 1P, PO, 10/25/33	214
79	Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates, Series 2004-1, Class P, PO, 02/25/34	66
	Chase Mortgage Finance Trust,
809	Series 2007-A1, Class 1A3, VAR, 3.129%, 02/25/37	799
1,638	Series 2007-A1, Class 2A1, VAR, 3.086%, 02/25/37	1,635
227	Series 2007-A1, Class 7A1, VAR, 3.053%, 02/25/37	226
1,021	Series 2007-A1, Class 9A1, VAR, 3.035%, 02/25/37	1,011
651	Series 2007-A2, Class 1A1, VAR, 3.104%, 07/25/37	646
978	Series 2007-A2, Class 2A1, VAR, 3.113%, 07/25/37	972
	CHL Mortgage Pass-Through Trust,
153	Series 2002-18, Class PO, PO, 11/25/32	133
458	Series 2004-3, Class A26, 5.500%, 04/25/34	459
311	Series 2004-3, Class A4, 5.750%, 04/25/34	309
2,017	Series 2004-5, Class 1A4, 5.500%, 06/25/34	2,082
135	Series 2004-7, Class 2A1, VAR, 2.953%, 06/25/34	132
531	Series 2004-8, Class 2A1, 4.500%, 06/25/19	540
224	Series 2004-HYB1, Class 2A, VAR, 2.892%, 05/20/34	212
1,097	Series 2004-HYB3, Class 2A, VAR, 2.771%, 06/20/34	1,042
695	Series 2004-HYB6, Class A3, VAR, 3.092%, 11/20/34	666
61	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	62
336	Series 2005-14, Class A2, 5.500%, 07/25/35	322
170	Series 2005-16, Class A23, 5.500%, 09/25/35	160
2,617	Series 2005-22, Class 2A1, VAR, 3.159%, 11/25/35	2,148
	Citicorp Mortgage Securities Trust,
124	Series 2006-1, Class 2A1, 5.000%, 02/25/21	128
807	Series 2006-4, Class 1A2, 6.000%, 08/25/36	805
	Citigroup Global Markets Mortgage Securities VII, Inc.,
1,726	Series 2003-HYB1, Class A, VAR, 3.240%, 09/25/33	1,710
11	Series 2003-UP2, Class PO1, PO, 12/25/18	9
	Citigroup Mortgage Loan Trust,
4,213	Series 2008-AR4, Class 1A1A, VAR, 2.996%, 11/25/38 (e)	4,195
1,103	Series 2009-5, Class 8A1, 6.000%, 06/25/36 (e)	1,112
680	Series 2009-8, Class 4A1, 6.000%, 11/25/36 (e)	694

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
4,257	Series 2009-10, Class 1A1, VAR, 2.779%, 09/25/33 (e)	4,281
2,437	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	2,501
1,973	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	1,988
388	Series 2010-3, Class 4A1, VAR, 2.910%, 02/25/36 (e)	384
234	Series 2010-7, Class 10A1, VAR, 2.770%, 02/25/35 (e)	233
1,087	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	1,086
2,290	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	2,291
1,536	Series 2010-10, Class 2A1, VAR, 2.867%, 02/25/36 (e)	1,545
4,061	Series 2015-A, Class B2, VAR, 4.500%, 06/25/58 (e)	3,960
	Citigroup Mortgage Loan Trust, Inc.,
515	Series 2003-1, Class 2A5, 5.250%, 10/25/33	521
90	Series 2003-1, Class 2A6, PO, 10/25/33	82
77	Series 2003-1, Class PO2, PO, 10/25/33	63
81	Series 2003-1, Class PO3, PO, 09/25/33	72
72	Series 2003-UP3, Class A3, 7.000%, 09/25/33	73
158	Series 2003-UST1, Class A1, 5.500%, 12/25/18	158
35	Series 2003-UST1, Class PO1, PO, 12/25/18	33
14	Series 2003-UST1, Class PO3, PO, 12/25/18	13
483	Series 2004-UST1, Class A6, VAR, 2.796%, 08/25/34	464
304	Series 2005-1, Class 2A1A, VAR, 2.863%, 02/25/35	225
1,518	Series 2005-2, Class 2A11, 5.500%, 05/25/35	1,551
887	Series 2005-5, Class 1A2, VAR, 3.775%, 08/25/35	598
	Credit Suisse First Boston Mortgage Securities Corp.,
9	Series 1997-2, Class A, 7.500%, 06/25/20 (e)	9
1,070	Series 2003-1, Class DB1, VAR, 6.735%, 02/25/33	1,088
1,019	Series 2003-21, Class 1A4, 5.250%, 09/25/33	1,045
759	Series 2003-23, Class 1P, PO, 10/25/33	656
127	Series 2003-23, Class 2A5, 5.000%, 10/25/18	127
26	Series 2003-25, Class 2A1, 4.500%, 10/25/18	26
1,413	Series 2003-27, Class 5A3, 5.250%, 11/25/33	1,428
578	Series 2003-27, Class 5A4, 5.250%, 11/25/33	584
560	Series 2003-AR15, Class 3A1, VAR, 3.211%, 06/25/33	551
932	Series 2004-4, Class 2A4, 5.500%, 09/25/34	973
525	Series 2004-5, Class 3A1, 5.250%, 08/25/19	531
9	Series 2004-5, Class 5P, PO, 08/25/19	9
1,485	Series 2004-8, Class 1A4, 5.500%, 12/25/34	1,547
215	Series 2005-9, Class AP, PO, 10/25/35	155
3,233	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	144
157	Series 2005-10, Class AP, PO, 11/25/35	98
758	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	763
	CSMC,
21,493	Series 2010-11R, Class A6, VAR, 1.603%, 06/28/47 (e)	21,318
1,925	Series 2010-17R, Class 1A1, VAR, 2.893%, 06/26/36 (e)	1,939
2,799	Series 2011-16R, Class 7A3, VAR, 2.863%, 12/27/36 (e)	2,801
589	Series 2011-6R, Class 3A1, VAR, 3.237%, 07/28/36 (e)	591
1,578	Series 2012-2R, Class 2A1, VAR, 2.663%, 03/27/47 (e)	1,573
1,303	Series 2012-3R, Class 1A1, VAR, 2.755%, 07/27/37 (e)	1,305
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust,
519	Series 2005-1, Class 2A1, VAR, 5.864%, 02/25/20	525

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
683	Series 2005-3, Class 1A1, VAR, 4.965%, 06/25/20	682
12	Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 2APO, PO, 10/25/18	12
	First Horizon Alternative Mortgage Securities Trust,
1,298	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	1,107
10,859	Series 2007-FA4, Class 1A2, IF, IO, 5.058%, 08/25/37	2,238
	First Horizon Mortgage Pass-Through Trust,
568	Series 2004-AR2, Class 2A1, VAR, 3.072%, 05/25/34	561
302	Series 2004-AR7, Class 2A2, VAR, 2.709%, 02/25/35	301
1,741	Series 2005-AR1, Class 2A2, VAR, 2.935%, 04/25/35	1,736
	GMACM Mortgage Loan Trust,
4,026	Series 2003-AR1, Class A4, VAR, 3.624%, 10/19/33	3,982
2,977	Series 2003-AR2, Class 2A4, VAR, 3.593%, 12/19/33	2,939
110	Series 2003-J8, Class A, 5.250%, 12/25/33	112
1,497	Series 2004-J5, Class A7, 6.500%, 01/25/35	1,545
405	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	413
2,279	Series 2005-AR3, Class 3A4, VAR, 3.425%, 06/19/35	2,243
	GSMPS Mortgage Loan Trust,
652	Series 2004-4, Class 1AF, VAR, 0.992%, 06/25/34 (e)	581
1,198	Series 2005-RP2, Class 1AF, VAR, 0.942%, 03/25/35 (e)	1,059
7,278	Series 2005-RP3, Class 1AF, VAR, 0.942%, 09/25/35 (e)	6,255
5,365	Series 2005-RP3, Class 1AS, IO, VAR, 4.173%, 09/25/35 (e)	614
	GSR Mortgage Loan Trust,
410	Series 2003-3F, Class 4A3, 5.750%, 04/25/33	426
138	Series 2003-6F, Class A2, VAR, 0.992%, 09/25/32	131
1,140	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	1,167
1,235	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	1,270
714	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	758
411	Series 2005-5F, Class 8A3, VAR, 1.092%, 06/25/35	390
2,207	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	2,340
143	Series 2005-AR6, Class 3A1, VAR, 3.054%, 09/25/35	142
1,070	Series 2006-1F, Class 1A3, 5.500%, 02/25/36	1,005
4,511	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	3,939
3,413	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	3,271
7,384	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e)	7,329
1,458	Impac CMB Trust, Series 2005-4, Class 2A1, VAR, 1.184%, 05/25/35	1,400
	Impac Secured Assets CMN Owner Trust,
859	Series 2003-2, Class A1, 5.500%, 08/25/33	885
32	Series 2004-3, Class 1A4, VAR, 1.392%, 11/25/34	31
	Impac Secured Assets Trust,
4,578	Series 2006-1, Class 2A1, VAR, 0.942%, 05/25/36	4,111
4,059	Series 2006-2, Class 2A1, VAR, 0.942%, 08/25/36	3,991
	JP Morgan Mortgage Trust,
671	Series 2004-A3, Class 4A1, VAR, 3.211%, 07/25/34	688
763	Series 2004-A4, Class 1A1, VAR, 3.285%, 09/25/34	779
258	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	264
1,786	Series 2005-A1, Class 3A4, VAR, 3.148%, 02/25/35	1,819
10,409	Series 2006-A2, Class 4A1, VAR, 3.180%, 08/25/34	10,432
6,216	Series 2006-A2, Class 5A3, VAR, 3.144%, 11/25/33	6,301
1,490	Series 2006-A3, Class 6A1, VAR, 3.163%, 08/25/34	1,492

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,221	Series 2007-A1, Class 5A1, VAR, 3.090%, 07/25/35	1,220
488	Series 2007-A1, Class 5A2, VAR, 3.090%, 07/25/35	494
223	JP Morgan Resecuritization Trust, Series 2009-6, Class 4A1, VAR, 3.075%, 09/26/36 (e)	223
	Lehman Mortgage Trust,
798	Series 2006-2, Class 1A1, VAR, 5.909%, 04/25/36	714
601	Series 2007-6, Class 1A8, 6.000%, 07/25/37	537
3,822	Series 2008-2, Class 1A6, 6.000%, 03/25/38	2,753
	MASTR Adjustable Rate Mortgages Trust,
814	Series 2004-3, Class 4A2, VAR, 2.705%, 04/25/34	755
2,816	Series 2004-13, Class 2A1, VAR, 3.052%, 04/21/34	2,881
536	Series 2004-15, Class 3A1, VAR, 3.799%, 12/25/34	505
	MASTR Alternative Loan Trust,
866	Series 2003-9, Class 2A1, 6.000%, 12/25/33	896
250	Series 2003-9, Class 8A1, 6.000%, 01/25/34	258
681	Series 2004-3, Class 2A1, 6.250%, 04/25/34	709
2,362	Series 2004-3, Class 3A1, 6.000%, 04/25/34	2,474
405	Series 2004-6, Class 30PO, PO, 07/25/34	296
246	Series 2004-6, Class 7A1, 6.000%, 07/25/34	243
348	Series 2004-7, Class 30PO, PO, 08/25/34	274
376	Series 2004-8, Class 6A1, 5.500%, 09/25/19	383
128	Series 2004-10, Class 1A1, 4.500%, 09/25/19	129
574	Series 2005-6, Class 3A1, 5.500%, 11/25/20	559
	MASTR Asset Securitization Trust,
29	Series 2003-2, Class 1A1, 5.000%, 03/25/18	29
14	Series 2003-2, Class 2A1, 4.500%, 03/25/18	13
43	Series 2003-2, Class 2A10, 4.500%, 03/25/18	43
49	Series 2003-8, Class 1A1, 5.500%, 09/25/33	49
57	Series 2003-9, Class 15PO, PO, 10/25/18	55
115	Series 2003-9, Class 2A7, 5.500%, 10/25/33	114
37	Series 2003-11, Class 3A1, 4.500%, 12/25/18	37
64	Series 2003-12, Class 30PO, PO, 12/25/33	58
224	Series 2003-12, Class 6A1, 5.000%, 12/25/33	226
50	Series 2004-1, Class 30PO, PO, 02/25/34	39
1,540	Series 2004-4, Class 1A6, 5.250%, 12/26/33	1,594
8	Series 2004-4, Class 3A1, 4.500%, 04/25/19	8
32	Series 2004-6, Class 15PO, PO, 07/25/19	31
115	Series 2004-8, Class 1A1, 4.750%, 08/25/19	116
23	Series 2004-8, Class PO, PO, 08/25/19	22
213	Series 2004-9, Class 5A1, 5.250%, 09/25/19	216
715	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	743
	MASTR Reperforming Loan Trust,
9,914	Series 2005-2, Class 1A1F, VAR, 0.942%, 05/25/35 (e)	7,687
1,219	Series 2006-2, Class 1A1, VAR, 4.512%, 05/25/36 (e)	1,093
514	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	408
	Merrill Lynch Mortgage Investors Trust,
726	Series 2003-A5, Class 2A6, VAR, 2.931%, 08/25/33	730
1,454	Series 2003-E, Class A1, VAR, 1.212%, 10/25/28	1,385
3,102	Series 2003-F, Class A1, VAR, 1.232%, 10/25/28	3,029
1,520	Series 2004-1, Class 2A1, VAR, 2.759%, 12/25/34	1,521

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
619		Series 2004-A, Class A1, VAR, 1.052%, 04/25/29	592
1,266		Series 2004-A4, Class A2, VAR, 2.858%, 08/25/34	1,286
1,276		Series 2004-C, Class A2, VAR, 1.529%, 07/25/29	1,214
2,403		Series 2005-A2, Class A1, VAR, 2.651%, 02/25/35	2,344
2,547		Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-3, Class 1A3, VAR, 1.610%, 06/25/37	2,472
4		ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	4
		Morgan Stanley Mortgage Loan Trust,
2,811		Series 2004-3, Class 4A, VAR, 5.673%, 04/25/34	2,939
677		Series 2004-9, Class 4A, VAR, 4.904%, 10/25/19	664
–	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 14,730.830%, 04/20/21	—	(h)
1,021		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 1.232%, 02/25/35	982
		MRFC Mortgage Pass-Through Trust,
3,334		Series 2000-TBC2, Class A1, VAR, 1.018%, 06/15/30	3,159
709		Series 2000-TBC3, Class A1, VAR, 0.978%, 12/15/30	675
686		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	686
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
305		Series 2003-A1, Class A1, 5.500%, 05/25/33	310
197		Series 2003-A1, Class A2, 6.000%, 05/25/33	200
69		Series 2003-A1, Class A5, 7.000%, 04/25/33	71
3		Series 2003-A1, Class A7, 5.000%, 04/25/18	2
4		PaineWebber CMO Trust, Series P, Class 4, 8.500%, 08/01/19	4
1,160		Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	1,211
528		Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.931%, 05/25/35	509
		RALI Trust,
1		Series 2001-QS19, Class A2, 6.000%, 12/25/16	1
79		Series 2002-QS8, Class A5, 6.250%, 06/25/17	79
32		Series 2002-QS16, Class A3, IF, 15.385%, 10/25/17	33
97		Series 2003-QS3, Class A2, IF, 15.198%, 02/25/18	101
295		Series 2003-QS9, Class A3, IF, IO, 6.958%, 05/25/18	7
191		Series 2003-QS12, Class A2A, IF, IO, 7.008%, 06/25/18	6
58		Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	1
9,164		Series 2003-QS13, Class A2, 4.000%, 07/25/33	8,757
487		Series 2003-QS14, Class A1, 5.000%, 07/25/18	488
143		Series 2003-QS18, Class A1, 5.000%, 09/25/18	143
6,949		Series 2004-QS7, Class A4, 5.500%, 05/25/34	7,055
1,550		Series 2005-QA6, Class A32, VAR, 4.074%, 05/25/35	1,253
227		Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	202
		RBSSP Resecuritization Trust,
3,560		Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	3,777
847		Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	879
348		Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	349
3,780		Series 2009-12, Class 1A1, VAR, 5.846%, 11/25/33 (e)	3,907
724		Series 2010-9, Class 3A1, VAR, 5.000%, 10/26/34 (e)	730
1,377		Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	1,383
99		Reperforming Loan REMIC Trust, Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	81
		Residential Asset Securitization Trust,
190		Series 2003-A8, Class A5, 4.250%, 10/25/18	192
297		Series 2003-A13, Class A3, 5.500%, 01/25/34	303

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
13	Series 2003-A14, Class A1, 4.750%, 02/25/19	13
9,109	Series 2005-A2, Class A4, IF, IO, 4.458%, 03/25/35	1,126
875	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	805
	RFMSI Trust,
33	Series 2003-S14, Class A4, PO, 07/25/18	32
93	Series 2003-S16, Class A3, 5.000%, 09/25/18	93
177	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	178
143	Series 2004-S6, Class 2A6, PO, 06/25/34	111
774	Series 2005-SA4, Class 1A1, VAR, 3.239%, 09/25/35	642
	Sequoia Mortgage Trust,
1,537	Series 2004-8, Class A1, VAR, 1.262%, 09/20/34	1,458
2,225	Series 2004-8, Class A2, VAR, 1.950%, 09/20/34	2,137
679	Series 2004-10, Class A1A, VAR, 1.182%, 11/20/34	636
2,096	Series 2004-11, Class A1, VAR, 1.162%, 12/20/34	2,047
1,607	Series 2004-12, Class A3, VAR, 1.245%, 01/20/35	1,478
	Springleaf Mortgage Loan Trust,
7,319	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	7,290
7,808	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	7,835
335	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	334
10,968	Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	10,944
8	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 2.863%, 06/25/34	8
	Structured Asset Mortgage Investments II Trust,
1,925	Series 2004-AR5, Class 1A1, VAR, 1.222%, 10/19/34	1,835
6,530	Series 2005-AR5, Class A3, VAR, 0.812%, 07/19/35	6,307
	Structured Asset Securities Corp.,
2,157	Series 2003-37A, Class 2A, VAR, 2.908%, 12/25/33	2,142
2,312	Series 2004-4XS, Class 1A5, SUB, 5.600%, 02/25/34	2,376
912	Series 2005-RF3, Class 1A, VAR, 0.942%, 06/25/35 (e)	771
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
239	Series 2003-29, Class 1A1, 4.750%, 09/25/18	240
246	Series 2003-30, Class 1A1, 5.500%, 10/25/33	257
198	Series 2003-32, Class 1A1, VAR, 5.221%, 11/25/33	198
2,656	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	2,709
749	Series 2003-34A, Class 3A3, VAR, 3.006%, 11/25/33	736
4,936	Series 2004-5H, Class A4, 5.540%, 12/25/33	5,060
393	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	398
	Thornburg Mortgage Securities Trust,
4,820	Series 2003-4, Class A1, VAR, 1.232%, 09/25/43	4,637
3,420	Series 2004-4, Class 3A, VAR, 2.433%, 12/25/44	3,383
	WaMu Mortgage Pass-Through Certificates Trust,
1,231	Series 2003-AR7, Class A7, VAR, 2.674%, 08/25/33	1,233
6,734	Series 2003-AR9, Class 1A6, VAR, 2.779%, 09/25/33	6,776
1,211	Series 2003-AR9, Class 2A, VAR, 2.849%, 09/25/33	1,184
3,629	Series 2003-AR11, Class A6, VAR, 2.831%, 10/25/33	3,646
1,180	Series 2003-S1, Class A5, 5.500%, 04/25/33	1,211
299	Series 2003-S4, Class 2A10, IF, 15.834%, 06/25/33	355
217	Series 2003-S8, Class A5, 4.500%, 09/25/18	218
77	Series 2003-S8, Class A6, 4.500%, 09/25/18	78
4,538	Series 2003-S9, Class A8, 5.250%, 10/25/33	4,717
100	Series 2003-S9, Class P, PO, 10/25/33	86

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
46	Series 2003-S10, Class A2, 5.000%, 10/25/18	46
129	Series 2003-S13, Class 23A1, VAR, 1.142%, 12/25/18	126
1,712	Series 2004-AR3, Class A1, VAR, 2.792%, 06/25/34	1,717
2,200	Series 2004-AR3, Class A2, VAR, 2.792%, 06/25/34	2,207
378	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	381
437	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	443
713	Series 2004-RS2, Class A4, 5.000%, 11/25/33	723
4,028	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	4,169
837	Series 2004-S3, Class 1A5, 5.000%, 07/25/34	867
938	Series 2006-AR8, Class 1A2, VAR, 2.819%, 08/25/46	816
171	Series 2006-AR10, Class 2P, VAR, 2.888%, 09/25/36	146
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
1,544	Series 2005-1, Class 1A1, 5.500%, 03/25/35	1,521
149	Series 2005-1, Class CP, PO, 03/25/35	110
9,911	Series 2005-2, Class 1A4, IF, IO, 4.458%, 04/25/35	1,144
2,495	Series 2005-2, Class 2A3, IF, IO, 4.408%, 04/25/35	351
3,472	Series 2005-4, Class CB7, 5.500%, 06/25/35	3,203
3,269	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	658
681	Series 2005-6, Class 2A4, 5.500%, 08/25/35	625
272	Series 2006-1, Class 3A2, 5.750%, 02/25/36	255
	Washington Mutual MSC Mortgage Pass-Through Certificates Trust,
36	Series 2003-MS5, Class 1A4, VAR, 1.092%, 03/25/18	36
15	Series 2003-MS7, Class P, PO, 03/25/33	12
	Wells Fargo Alternative Loan Trust,
109	Series 2003-1, Class APO, PO, 09/25/33	98
356	Series 2007-PA3, Class 1A2, 5.750%, 07/25/37	315
	Wells Fargo Mortgage-Backed Securities Trust,
2,413	Series 2003-K, Class 1A1, VAR, 2.903%, 11/25/33	2,416
92	Series 2003-K, Class 1A2, VAR, 2.903%, 11/25/33	93
385	Series 2003-L, Class 2A1, VAR, 2.934%, 11/25/33	376
540	Series 2004-4, Class A9, 5.500%, 05/25/34	551
888	Series 2004-B, Class A1, VAR, 2.787%, 02/25/34	882
1,872	Series 2004-EE, Class 2A1, VAR, 3.033%, 12/25/34	1,885
1,273	Series 2004-EE, Class 2A2, VAR, 3.033%, 12/25/34	1,297
2,263	Series 2004-EE, Class 3A1, VAR, 3.185%, 12/25/34	2,333
739	Series 2004-EE, Class 3A2, VAR, 3.185%, 12/25/34	762
3,158	Series 2004-I, Class 1A1, VAR, 3.073%, 07/25/34	3,196
9,145	Series 2004-P, Class 2A1, VAR, 2.994%, 09/25/34	9,414
3,797	Series 2004-S, Class A1, VAR, 3.038%, 09/25/34	3,859
1,182	Series 2004-V, Class 1A1, VAR, 3.060%, 10/25/34	1,188
1,516	Series 2004-V, Class 1A2, VAR, 3.060%, 10/25/34	1,551
921	Series 2005-14, Class 1A1, 5.500%, 12/25/35	955
187	Series 2005-14, Class 2APO, PO, 12/25/35	168
16,007	Series 2005-AR3, Class 1A1, VAR, 3.075%, 03/25/35	16,324
1,866	Series 2005-AR8, Class 2A1, VAR, 3.035%, 06/25/35	1,899
405	Series 2007-7, Class A7, 6.000%, 06/25/37	396
2,363	Series 2007-11, Class A14, 6.000%, 08/25/37	2,330

		566,863

	Total Collateralized Mortgage Obligations (Cost $3,953,755)	4,039,222

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — 3.0%
	A10 Securitization LLC,
124	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	124
9,733	Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	9,694
4,310	Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	4,342
2,625	Series 2015-1, Class B, 4.120%, 04/15/34 (e)	2,619
	A10 Term Asset Financing LLC,
4,527	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	4,502
2,000	Series 2013-2, Class B, 4.380%, 11/15/27 (e)	1,976
2,442	Series 2013-2, Class C, 5.120%, 11/15/27 (e)	2,428
367	Series 2014-1, Class A1, 1.720%, 04/15/33 (e)	367
2,113	Series 2014-1, Class B, 3.870%, 04/15/33 (e)	2,104
1,785	ACRE Commercial Mortgage Trust, (Cayman Islands), Series 2014-FL2, Class D, VAR, 3.955%, 08/15/31 (e)	1,784
	BAMLL Commercial Mortgage Securities Trust,
7,026	Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	7,120
7,700	Series 2014-520M, Class C, VAR, 4.354%, 08/15/46 (e)	7,359
9,619	BAMLL Re-REMIC Trust, Series 2016-FR13, Class A, VAR, 1.736%, 08/27/45 (e)	7,916
	Banc of America Commercial Mortgage Trust,
225	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	224
21,504	Series 2006-5, Class XC, IO, VAR, 0.918%, 09/10/47 (e)	30
7,278	Series 2007-5, Class A4, 5.492%, 02/10/51	7,420
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
801	Series 2005-1, Class AJ, VAR, 5.527%, 11/10/42	800
1,387	Series 2005-3, Class AM, 4.727%, 07/10/43	1,389
42,089	Series 2005-5, Class XC, IO, VAR, 0.054%, 10/10/45 (e)	9
1,667	Banc of America Re-REMIC Trust, Series 2009-UB1, Class A4A, VAR, 5.856%, 06/24/50 (e)	1,677
	BB-UBS Trust,
23,898	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	24,392
4,949	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	4,906
	Bear Stearns Commercial Mortgage Securities Trust,
44,494	Series 2006-PW14, Class X1, IO, VAR, 0.751%, 12/11/38 (e)	40
389,633	Series 2007-T26, Class X1, IO, VAR, 0.299%, 01/12/45 (e)	198
70,607	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.554%, 12/11/49 (e)	35
29,615	CD Mortgage Trust, Series 2006-CD3, Class XS, IO, VAR, 0.756%, 10/15/48 (e)	398
4,653	CGBAM Commercial Mortgage Trust, Series 2014-HD, Class A, VAR, 1.338%, 02/15/31 (e)	4,627
3,488	Citigroup Commercial Mortgage Trust, Series 2013-SMP, Class A, 2.110%, 01/12/30 (e)	3,496
	COBALT CMBS Commercial Mortgage Trust,
678	Series 2006-C1, Class AM, 5.254%, 08/15/48	677
27,287	Series 2006-C1, Class IO, IO, VAR, 0.928%, 08/15/48	262
	COMM Mortgage Trust,
26,228	Series 2012-CR2, Class XA, IO, VAR, 1.892%, 08/15/45	1,945
4,484	Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	4,871
6,150	Series 2013-SFS, Class A2, VAR, 3.086%, 04/12/35 (e)	6,167
13,800	Series 2014-CR19, Class A5, 3.796%, 08/10/47	14,460
7,748	Series 2014-PAT, Class A, VAR, 1.338%, 08/13/27 (e)	7,724
10,196	Series 2014-TWC, Class A, VAR, 1.389%, 02/13/32 (e)	10,196
2,850	Series 2014-TWC, Class B, VAR, 2.203%, 02/13/32 (e)	2,847
9,250	Series 2015-CR24, Class A5, 3.696%, 08/10/48	9,621
17,593	Series 2015-CR25, Class A4, 3.759%, 08/10/48	18,354

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
1,164	Commercial Mortgage Trust, Series 2006-GG7, Class AM, VAR, 5.951%, 07/10/38	1,163
128,022	Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class AX, IO, VAR, 0.229%, 01/15/49 (e)	4
11,900	CSMC OA LLC, Series 2014-USA, Class D, 4.373%, 09/15/37 (e)	10,993
23,837	DBUBS Mortgage Trust, Series 2011-LC2A, Class XA, IO, VAR, 1.328%, 07/10/44 (e)	886
4,000	DBWF Mortgage Trust, Series 2015-LCM, Class A2, VAR, 3.535%, 06/10/34 (e)	3,906
6,267	FDIC Guaranteed Notes Trust, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	6,325
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
70,000	Series K037, Class A2, 3.490%, 01/25/24	74,194
20,914	Series K038, Class A2, 3.389%, 03/25/24	22,029
23,597	Series K052, Class A2, 3.151%, 11/25/25	24,271
6,102	Series KJ02, Class A2, 2.597%, 09/25/20	6,246
21,382	Series KJ09, Class A2, 2.838%, 09/25/22	21,784
36,100	Series KPLB, Class A, 2.770%, 05/25/25	35,807
14,000	Series KS01, Class A2, 2.522%, 01/25/23	14,050
41,500	Series KSMC, Class A2, 2.615%, 01/25/23	41,892
	FORT CRE LLC,
9,370	Series 2016-1A, Class B, VAR, 3.312%, 05/21/36 (e)	9,412
14,100	Series 2016-1A, Class C, VAR, 3.812%, 05/21/36 (e)	14,116
	FREMF Mortgage Trust,
5,000	Series 2015-K47, Class B, VAR, 3.724%, 06/25/48 (e)	4,792
8,451	Series 2016-K56, Class B, VAR, 3.936%, 06/25/49 (e)	7,823
11,070	Series 2016-K722, Class B, VAR, 3.835%, 07/25/49 (e)	10,698
	Government National Mortgage Association,
13,504	Series 2014-168, Class VA, VAR, 3.400%, 01/16/37	14,038
14,072	Series 2014-168, Class VB, VAR, 3.468%, 06/16/47	14,695
10,953	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	11,123
	GS Mortgage Securities Corp. Trust,
67,725	Series 2012-SHOP, Class XA, IO, VAR, 1.438%, 06/05/31 (e)	1,988
4,384	Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	4,406
	GS Mortgage Securities Trust,
22,929	Series 2006-GG8, Class X, IO, VAR, 0.932%, 11/10/39 (e)	1
1,600	Series 2011-GC5, Class D, VAR, 5.566%, 08/10/44 (e)	1,585
	JP Morgan Chase Commercial Mortgage Securities Trust,
72,113	Series 2005-CB11, Class X1, IO, VAR, 0.040%, 08/12/37 (e)	48
52,469	Series 2005-LDP5, Class X1, IO, VAR, 0.066%, 12/15/44 (e)	—	(h)
58,369	Series 2006-CB15, Class X1, IO, VAR, 0.479%, 06/12/43	88
1,685	Series 2006-LDP9, Class A3SF, VAR, 0.693%, 05/15/47	1,675
3,587	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	3,543
1,003	Series 2007-C1, Class A4, 5.716%, 02/15/51	1,025
228,826	Series 2007-LD12, Class X, IO, VAR, 0.194%, 02/15/51	69
8,924	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	9,106
	LB-UBS Commercial Mortgage Trust,
4,260	Series 2007-C1, Class AM, 5.455%, 02/15/40	4,275
2,397	Series 2007-C2, Class A3, 5.430%, 02/15/40	2,407
77,454	Series 2007-C2, Class XW, IO, VAR, 0.667%, 02/15/40	91
	ML-CFC Commercial Mortgage Trust,
36,291	Series 2006-4, Class XC, IO, VAR, 0.839%, 12/12/49 (e)	53
4,716	Series 2007-9, Class A4, 5.700%, 09/12/49	4,826

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
18,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	18,895
	Morgan Stanley Capital I Trust,
38,487	Series 2006-IQ12, Class X1, IO, VAR, 0.639%, 12/15/43 (e)	1
140,857	Series 2007-HQ11, Class X, IO, VAR, 0.461%, 02/12/44 (e)	13
62,039	Series 2007-HQ13, Class X1, IO, VAR, 0.632%, 12/15/44 (e)	146
171,064	Series 2007-IQ13, Class X, IO, VAR, 0.590%, 03/15/44 (e)	134
4,996	Series 2011-C3, Class A3, 4.054%, 07/15/49	5,210
7,174	Series 2012-C4, Class A3, 2.991%, 03/15/45	7,380
	Morgan Stanley Re-REMIC Trust,
6,287	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	6,257
6,669	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	6,644
10,268	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	9,131
2,519	NorthStar, (Cayman Islands), Series 2013-1A, Class B, VAR, 5.534%, 08/25/29 (e)	2,525
	PFP Ltd., (Cayman Islands),
11,006	Series 2015-2, Class A, VAR, 2.000%, 07/14/34 (e)	10,992
7,564	Series 2015-2, Class C, VAR, 3.800%, 07/14/34 (e)	7,402
4,646	Series 2015-2, Class D, VAR, 4.550%, 07/14/34 (e)	4,514
	RAIT Trust,
1,967	Series 2014-FL3, Class A, VAR, 1.788%, 12/15/31 (e)	1,951
8,939	Series 2014-FL3, Class AS, VAR, 2.338%, 12/15/31 (e)	8,863
4,676	Series 2014-FL3, Class B, VAR, 3.180%, 12/15/31 (e)	4,657
4,883	Series 2015-FL4, Class A, VAR, 1.888%, 12/15/31 (e)	4,885
9,668	Series 2015-FL4, Class AS, VAR, 2.288%, 12/15/31 (e)	9,731
12,154	Series 2015-FL5, Class B, VAR, 4.438%, 01/15/31 (e)	12,187
4,450	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	4,443
	Resource Capital Corp., Ltd., (Cayman Islands),
3,250	Series 2015-CRE4, Class A, VAR, 1.955%, 08/15/32 (e)	3,226
6,908	Series 2015-CRE4, Class B, VAR, 3.535%, 08/15/32 (e)	6,502
2,260	RREF LLC, Series 2015-LT7, Class A, 3.000%, 12/25/32 (e)	2,260
14,765	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.274%, 05/10/45 (e)	1,339
15,527	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	15,934
	UBS-Barclays Commercial Mortgage Trust,
9,327	Series 2012-C2, Class A4, 3.525%, 05/10/63	9,773
62,327	Series 2012-C2, Class XA, IO, VAR, 1.789%, 05/10/63 (e)	3,134
2,357	Series 2013-C6, Class A4, 3.244%, 04/10/46	2,414
	VNDO Mortgage Trust,
11,148	Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	11,318
30,750	Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	32,421
47,063	Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class XC, IO, VAR, 0.163%, 03/15/45 (e)	—	(h)
	Wells Fargo Commercial Mortgage Trust,
13,452	Series 2013-120B, Class A, VAR, 2.800%, 03/18/28 (e)	13,576
8,751	Series 2015-C30, Class A4, 3.664%, 09/15/58	9,056
	WFRBS Commercial Mortgage Trust,
9,206	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	9,933
9,327	Series 2012-C6, Class A4, 3.440%, 04/15/45	9,773
2,500	Series 2013-C11, Class D, VAR, 4.348%, 03/15/45 (e)	2,269

	Total Commercial Mortgage-Backed Securities (Cost $816,210)	823,422

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 24.8%
	Consumer Discretionary — 1.6%
	Automobiles — 0.3%
5,568	BMW U.S. Capital LLC, 2.250%, 09/15/23 (e)	5,310
	Daimler Finance North America LLC,
3,758	1.875%, 01/11/18 (e)	3,762
1,250	2.000%, 07/06/21 (e)	1,213
2,089	2.250%, 03/02/20 (e)	2,080
1,692	2.375%, 08/01/18 (e)	1,705
8,789	2.950%, 01/11/17 (e)	8,805
1,200	3.300%, 05/19/25 (e)	1,191
470	8.500%, 01/18/31	709
11,046	Ford Motor Co., 7.450%, 07/16/31	13,641
	General Motors Co.,
2,200	4.875%, 10/02/23	2,296
7,452	6.600%, 04/01/36	8,361
	Hyundai Capital America,
2,560	2.000%, 07/01/19 (e)	2,539
3,299	2.400%, 10/30/18 (e)	3,304
7,600	3.000%, 03/18/21 (e)	7,625
904	Kia Motors Corp., (South Korea), 2.625%, 04/21/21 (e)	900
	Nissan Motor Acceptance Corp.,
6,316	1.800%, 03/15/18 (e)	6,318
3,520	1.900%, 09/14/21 (e)	3,406

		73,165

	Hotels, Restaurants & Leisure — 0.0% (g)
6,540	McDonald’s Corp., 4.700%, 12/09/35	6,800
4,590	Starbucks Corp., 2.700%, 06/15/22	4,633

		11,433

	Internet & Direct Marketing Retail — 0.1%
	Amazon.com, Inc.,
8,688	3.800%, 12/05/24	9,093
8,677	4.800%, 12/05/34	9,416

		18,509

	Media — 1.0%
	21st Century Fox America, Inc.,
2,337	4.750%, 11/15/46 (e)	2,356
2,242	6.200%, 12/15/34	2,644
2,690	6.650%, 11/15/37	3,325
1,345	6.900%, 08/15/39	1,696
1,762	7.250%, 05/18/18	1,899
3,946	7.300%, 04/30/28	5,003
2,690	7.625%, 11/30/28	3,457
942	8.875%, 04/26/23	1,231
1,525	9.500%, 07/15/24	2,038
	CBS Corp.,
5,275	3.700%, 08/15/24	5,286
4,293	4.000%, 01/15/26	4,379
2,679	4.600%, 01/15/45	2,541
673	4.850%, 07/01/42	655
2,004	4.900%, 08/15/44	1,979
583	5.900%, 10/15/40	656
	Charter Communications Operating LLC/Charter Communications Operating Capital,
11,182	4.464%, 07/23/22 (e)	11,605
4,374	6.384%, 10/23/35 (e)	4,894
4,708	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	6,373
897	Comcast Cable Communications LLC, 8.875%, 05/01/17	926
1,614	Comcast Cable Holdings LLC, 10.125%, 04/15/22	2,093
	Comcast Corp.,
2,773	3.375%, 08/15/25	2,798
3,361	4.200%, 08/15/34	3,421
10,484	4.250%, 01/15/33	10,766
2,690	6.450%, 03/15/37	3,431
17,907	6.500%, 11/15/35	22,987
	Cox Communications, Inc.,
3,027	3.250%, 12/15/22 (e)	2,945
3,046	3.350%, 09/15/26 (e)	2,867
5,600	4.800%, 02/01/35 (e)	5,115
1,166	8.375%, 03/01/39 (e)	1,427
2,627	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	3,033
	Discovery Communications LLC,
6,532	4.375%, 06/15/21	6,888
5,069	4.950%, 05/15/42	4,529
	Grupo Televisa SAB, (Mexico),
1,494	4.625%, 01/30/26	1,497
1,332	6.125%, 01/31/46	1,313
3,018	Historic TW, Inc., 9.150%, 02/01/23	3,893
	NBCUniversal Media LLC,
6,080	4.375%, 04/01/21	6,556
4,575	5.950%, 04/01/41	5,560
3,233	6.400%, 04/30/40	4,146
1,654	Sky plc, (United Kingdom), 3.750%, 09/16/24 (e)	1,649

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
	Time Warner Cable LLC,
3,350	5.500%, 09/01/41	3,334
873	5.850%, 05/01/17	888
4,125	5.875%, 11/15/40	4,282
2,327	6.550%, 05/01/37	2,605
4,080	6.750%, 07/01/18	4,371
1,794	6.750%, 06/15/39	2,021
2,197	7.300%, 07/01/38	2,613
1,928	8.250%, 04/01/19	2,176
1,601	8.750%, 02/14/19	1,813
2,030	Time Warner Cos., Inc., 7.570%, 02/01/24	2,497
7,641	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	9,806
	Time Warner, Inc.,
7,000	3.550%, 06/01/24	6,957
10,400	3.600%, 07/15/25	10,272
5,085	4.750%, 03/29/21	5,471
1,573	5.375%, 10/15/41	1,642
2,802	6.200%, 03/15/40	3,175
1,474	6.250%, 03/29/41	1,697
2,238	6.500%, 11/15/36	2,699
3,430	7.625%, 04/15/31	4,527
3,225	7.700%, 05/01/32	4,251
	Viacom, Inc.,
1,440	2.750%, 12/15/19	1,450
2,489	3.125%, 06/15/22	2,472
599	3.250%, 03/15/23	583
5,046	3.875%, 04/01/24	5,051
6,243	4.375%, 03/15/43	5,449
1,813	4.500%, 02/27/42	1,609
1,559	4.850%, 12/15/34	1,488
3,978	6.875%, 04/30/36	4,514
	Walt Disney Co. (The),
3,829	1.850%, 07/30/26	3,423
1,190	3.000%, 07/30/46	986

		263,979

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
3,662	2.875%, 02/15/23	3,476
5,011	4.375%, 09/01/23	5,111
2,181	4.500%, 12/15/34	1,925
877	5.125%, 01/15/42	799
4,602	6.375%, 03/15/37	4,753
1,186	6.700%, 07/15/34	1,254
925	6.900%, 04/01/29	1,010
1,166	7.450%, 07/15/17	1,209
3,458	Nordstrom, Inc., 4.000%, 10/15/21	3,632
2,565	Target Corp., 2.500%, 04/15/26	2,434

		25,603

	Specialty Retail — 0.1%
3,013	Bed Bath & Beyond, Inc., 4.915%, 08/01/34	2,980
3,199	Gap, Inc. (The), 5.950%, 04/12/21	3,356
	Home Depot, Inc. (The),
2,345	2.125%, 09/15/26	2,157
7,447	2.625%, 06/01/22	7,467
2,897	3.000%, 04/01/26	2,875
1,673	3.500%, 09/15/56	1,453
5,037	4.200%, 04/01/43	5,106
	Lowe’s Cos., Inc.,
1,820	3.375%, 09/15/25	1,860
3,901	4.650%, 04/15/42	4,089
2,067	5.125%, 11/15/41	2,324
2,150	6.875%, 02/15/28	2,790
3,139	Series B, 7.110%, 05/15/37	4,117

		40,574

	Total Consumer Discretionary	433,263

	Consumer Staples — 1.3%
	Beverages — 0.5%
	Anheuser-Busch Cos. LLC,
897	5.500%, 01/15/18	934
986	5.750%, 04/01/36	1,149
	Anheuser-Busch InBev Finance, Inc.,
1,151	1.900%, 02/01/19	1,151
26,883	3.300%, 02/01/23	27,182
12,594	3.650%, 02/01/26	12,655
7,000	3.700%, 02/01/24	7,243
10,350	4.700%, 02/01/36	10,818
8,194	4.900%, 02/01/46	8,746
4,687	Brown-Forman Corp., 4.500%, 07/15/45	4,907
1,000	Coca-Cola Femsa SAB de CV, (Mexico), 3.875%, 11/26/23	1,011
	Diageo Capital plc, (United Kingdom),
3,524	1.500%, 05/11/17	3,531
2,493	4.828%, 07/15/20	2,714

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Beverages — continued
4,484	Diageo Investment Corp., 8.000%, 09/15/22	5,635
2,601	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	2,602
4,417	Molson Coors Brewing Co., 3.000%, 07/15/26	4,154
	PepsiCo, Inc.,
10,210	1.250%, 08/13/17	10,222
5,025	3.100%, 07/17/22	5,187
6,150	3.450%, 10/06/46	5,483
3,615	4.450%, 04/14/46	3,793
7,179	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	7,495

		126,612

	Food & Staples Retailing — 0.5%
	CK Hutchison International 16 Ltd., (Cayman Islands),
4,160	1.875%, 10/03/21 (e)	3,999
6,500	2.750%, 10/03/26 (e)	6,057
7,510	Costco Wholesale Corp., 2.250%, 02/15/22	7,456
	CVS Health Corp.,
15,135	2.125%, 06/01/21	14,830
7,492	2.875%, 06/01/26	7,084
5,196	4.000%, 12/05/23	5,413
2,155	5.300%, 12/05/43	2,394
5,675	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	6,502
	Kroger Co. (The),
2,093	4.000%, 02/01/24	2,178
829	5.400%, 07/15/40	900
1,794	6.150%, 01/15/20	1,991
12,466	6.900%, 04/15/38	15,703
11,049	7.500%, 04/01/31	14,843
1,861	Sysco Corp., 3.750%, 10/01/25	1,873
3,435	Walgreen Co., 4.400%, 09/15/42	3,257
	Walgreens Boots Alliance, Inc.,
15,024	3.100%, 06/01/23	14,818
4,311	3.800%, 11/18/24	4,378
2,517	4.500%, 11/18/34	2,488
2,700	4.800%, 11/18/44	2,692
	Wal-Mart Stores, Inc.,
1,076	5.000%, 10/25/40	1,225
942	6.200%, 04/15/38	1,238
628	7.550%, 02/15/30	895

		122,214

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
2,551	3.250%, 08/15/26	2,452
1,281	3.500%, 11/24/20	1,304
6,959	8.500%, 06/15/19	8,004
543	Bunge N.A. Finance LP, 5.900%, 04/01/17	551
	Cargill, Inc.,
6,950	3.300%, 03/01/22 (e)	7,140
2,443	4.307%, 05/14/21 (e)	2,611
1,390	6.000%, 11/27/17 (e)	1,454
2,556	7.350%, 03/06/19 (e)	2,854
6,900	Danone S.A., (France), 2.589%, 11/02/23 (e)	6,654
	Kellogg Co.,
2,278	1.750%, 05/17/17	2,284
2,036	3.250%, 05/21/18	2,080
	Kraft Heinz Foods Co.,
6,663	3.500%, 06/06/22	6,811
4,392	5.000%, 06/04/42	4,516
1,215	5.375%, 02/10/20	1,315
4,612	6.125%, 08/23/18	4,942
2,690	6.500%, 02/09/40	3,291
13,399	6.875%, 01/26/39	16,898
	Mead Johnson Nutrition Co.,
2,074	3.000%, 11/15/20	2,097
993	4.125%, 11/15/25	1,016
955	4.600%, 06/01/44	920
	Tyson Foods, Inc.,
4,951	3.950%, 08/15/24	5,058
7,255	4.875%, 08/15/34	7,431

		91,683

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
1,220	2.400%, 03/01/22	1,216
2,842	3.050%, 08/15/25	2,851
448	7.500%, 11/01/18	498
1,146	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	1,328

		5,893

	Total Consumer Staples	346,402

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Energy — 2.4%
	Energy Equipment & Services — 0.1%
3,802	Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	2,652
	Halliburton Co.,
2,882	3.500%, 08/01/23	2,896
3,583	4.850%, 11/15/35	3,655
673	6.150%, 09/15/19	742
4,529	7.450%, 09/15/39	5,962
2,242	7.600%, 08/15/96 (e)	2,670
	Nabors Industries, Inc.,
1,065	4.625%, 09/15/21	1,041
1,205	5.000%, 09/15/20	1,211
1,411	National Oilwell Varco, Inc., 1.350%, 12/01/17	1,406
2,931	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	3,016

		25,251

	Oil, Gas & Consumable Fuels — 2.3%
2,381	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	2,593
1,794	Anadarko Finance Co., (Canada), Series B, 7.500%, 05/01/31	2,222
1,480	Anadarko Holding Co., 7.150%, 05/15/28	1,739
3,226	Anadarko Petroleum Corp., 8.700%, 03/15/19	3,658
2,933	ANR Pipeline Co., 9.625%, 11/01/21	3,828
	Apache Corp.,
853	3.250%, 04/15/22	857
3,611	4.750%, 04/15/43	3,559
2,242	6.900%, 09/15/18	2,422
1,552	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	1,638
	Boardwalk Pipelines LP,
3,705	3.375%, 02/01/23	3,495
6,221	4.950%, 12/15/24	6,309
2,057	5.950%, 06/01/26	2,191
	BP Capital Markets plc, (United Kingdom),
1,987	1.375%, 11/06/17	1,987
5,991	1.846%, 05/05/17	6,006
5,200	2.237%, 05/10/19	5,226
3,779	2.750%, 05/10/23	3,688
3,258	3.017%, 01/16/27	3,116
3,479	3.119%, 05/04/26	3,371
2,273	3.245%, 05/06/22	2,316
4,509	3.506%, 03/17/25	4,541
7,135	3.814%, 02/10/24	7,370
	Buckeye Partners LP,
2,100	2.650%, 11/15/18	2,114
1,427	3.950%, 12/01/26	1,366
2,000	4.350%, 10/15/24	2,020
2,500	4.875%, 02/01/21	2,652
7,805	5.850%, 11/15/43	7,771
462	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	590
1,794	Burlington Resources, Inc., 8.200%, 03/15/25	2,312
	Canadian Natural Resources Ltd., (Canada),
3,463	3.900%, 02/01/25	3,397
121	5.850%, 02/01/35	123
359	5.900%, 02/01/18	375
4,152	6.250%, 03/15/38	4,520
1,300	6.450%, 06/30/33	1,402
1,794	6.750%, 02/01/39	1,996
359	7.200%, 01/15/32	404
	Cenovus Energy, Inc., (Canada),
1,599	3.000%, 08/15/22	1,514
2,695	4.450%, 09/15/42	2,217
5,616	6.750%, 11/15/39	5,898
	Chevron Corp.,
2,725	2.355%, 12/05/22	2,668
11,130	2.566%, 05/16/23	10,932
4,574	4.950%, 03/03/19	4,886
11,698	CNOOC Finance 2015 Australia Pty Ltd., (Australia), 2.625%, 05/05/20	11,639
11,233	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	11,536
471	Conoco Funding Co., (Canada), 7.250%, 10/15/31	597
1,300	ConocoPhillips, 6.500%, 02/01/39	1,591
	ConocoPhillips Co.,
9,861	3.350%, 11/15/24	9,680
6,328	4.200%, 03/15/21	6,711
	Devon Energy Corp.,
5,180	3.250%, 05/15/22	5,022
2,807	4.750%, 05/15/42	2,498
4,475	7.950%, 04/15/32	5,397

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Ecopetrol S.A., (Colombia),
3,333	4.125%, 01/16/25	3,013
5,409	5.375%, 06/26/26	5,206
2,575	5.875%, 09/18/23	2,658
3,980	Enbridge, Inc., (Canada), 5.500%, 12/01/46	4,057
	Encana Corp., (Canada),
2,090	6.500%, 05/15/19	2,243
1,027	6.500%, 08/15/34	1,052
	Energy Transfer Partners LP,
3,584	3.600%, 02/01/23	3,480
6,594	4.050%, 03/15/25	6,383
2,519	5.150%, 03/15/45	2,257
4,843	Eni S.p.A., (Italy), Series EX2, 5.700%, 10/01/40 (e)	4,804
	EnLink Midstream Partners LP,
1,145	2.700%, 04/01/19	1,137
5,421	4.150%, 06/01/25	5,128
3,250	5.050%, 04/01/45	2,741
	Enterprise Products Operating LLC,
3,040	3.700%, 02/15/26	2,997
2,600	3.750%, 02/15/25	2,598
2,687	3.900%, 02/15/24	2,742
2,705	3.950%, 02/15/27	2,715
1,251	4.850%, 03/15/44	1,194
1,189	4.950%, 10/15/54	1,095
1,758	5.100%, 02/15/45	1,739
1,259	5.950%, 02/01/41	1,367
900	7.550%, 04/15/38	1,120
515	Series H, 6.650%, 10/15/34	589
1,100	Series J, 5.750%, 03/01/35	1,160
	EOG Resources, Inc.,
2,164	2.625%, 03/15/23	2,091
4,753	4.100%, 02/01/21	5,005
4,120	5.100%, 01/15/36	4,438
1,614	6.875%, 10/01/18	1,754
	Exxon Mobil Corp.,
3,874	2.397%, 03/06/22	3,843
3,126	2.726%, 03/01/23	3,118
7,398	3.043%, 03/01/26	7,323
2,726	4.114%, 03/01/46	2,726
	Gulf South Pipeline Co. LP,
4,598	4.000%, 06/15/22	4,599
920	6.300%, 08/15/17 (e)	948
1,036	Husky Energy, Inc., (Canada), 6.150%, 06/15/19	1,129
	Kerr-McGee Corp.,
1,103	6.950%, 07/01/24	1,280
11,707	7.875%, 09/15/31	14,364
	Magellan Midstream Partners LP,
2,338	3.200%, 03/15/25	2,249
2,987	4.250%, 09/15/46	2,698
7,133	5.150%, 10/15/43	7,182
1,794	6.550%, 07/15/19	1,986
	Marathon Oil Corp.,
6,517	2.800%, 11/01/22	6,006
2,528	5.900%, 03/15/18	2,640
2,511	6.000%, 10/01/17	2,591
3,980	Marathon Petroleum Corp., 3.625%, 09/15/24	3,820
	Noble Energy, Inc.,
2,200	5.050%, 11/15/44	2,084
5,216	5.625%, 05/01/21	5,409
2,610	6.000%, 03/01/41	2,733
	Occidental Petroleum Corp.,
3,457	3.400%, 04/15/26	3,454
6,636	3.500%, 06/15/25	6,699
	ONEOK Partners LP,
3,960	3.200%, 09/15/18	4,046
1,164	3.375%, 10/01/22	1,158
13,625	4.900%, 03/15/25	14,361
2,576	5.000%, 09/15/23	2,730
1,825	6.650%, 10/01/36	1,997
3,000	8.625%, 03/01/19	3,385
	Petro-Canada, (Canada),
2,286	6.050%, 05/15/18	2,417
3,677	6.800%, 05/15/38	4,564
	Petroleos Mexicanos, (Mexico),
4,433	4.250%, 01/15/25	3,923
6,403	4.500%, 01/23/26	5,678
9,775	4.625%, 09/21/23 (e)	9,100
2,165	4.875%, 01/18/24	2,023
1,565	5.500%, 06/27/44	1,210
4,042	5.625%, 01/23/46	3,122
4,385	6.375%, 02/04/21 (e)	4,615
4,650	6.375%, 01/23/45	3,947
4,700	6.625%, 06/15/35	4,300
12,012	6.750%, 09/21/47 (e)	10,476

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
3,644	6.875%, 08/04/26 (e)	3,731
	Phillips 66,
2,099	2.950%, 05/01/17	2,114
1,181	4.300%, 04/01/22	1,271
	Phillips 66 Partners LP,
1,453	3.550%, 10/01/26	1,384
3,078	4.900%, 10/01/46	2,867
	Plains All American Pipeline LP/PAA Finance Corp.,
1,938	2.600%, 12/15/19	1,940
7,000	3.600%, 11/01/24	6,603
16,535	4.650%, 10/15/25	16,623
9,221	4.900%, 02/15/45	8,083
	Schlumberger Holdings Corp.,
6,120	3.625%, 12/21/22 (e)	6,342
740	4.000%, 12/21/25 (e)	767
4,132	Sinopec Group Overseas Development 2013 Ltd., (United Kingdom), 4.375%, 10/17/23 (e)	4,354
	Spectra Energy Capital LLC,
6,334	3.300%, 03/15/23	6,061
2,197	5.650%, 03/01/20	2,327
2,233	7.500%, 09/15/38	2,627
4,475	8.000%, 10/01/19	5,075
	Spectra Energy Partners LP,
2,658	2.950%, 09/25/18	2,697
4,750	3.500%, 03/15/25	4,601
1,866	4.500%, 03/15/45	1,707
1,801	5.950%, 09/25/43	1,974
	Statoil ASA, (Norway),
2,646	1.150%, 05/15/18	2,632
1,917	1.200%, 01/17/18	1,910
2,430	2.450%, 01/17/23	2,373
5,765	2.650%, 01/15/24	5,624
3,320	3.150%, 01/23/22	3,399
3,461	3.250%, 11/10/24	3,503
1,673	4.250%, 11/23/41	1,634
3,318	5.250%, 04/15/19	3,571
	Suncor Energy, Inc., (Canada),
2,152	5.950%, 12/01/34	2,444
1,704	6.100%, 06/01/18	1,805
	Sunoco Logistics Partners Operations LP,
4,366	3.900%, 07/15/26	4,151
1,814	4.250%, 04/01/24	1,810
5,160	4.400%, 04/01/21	5,446
600	4.650%, 02/15/22	632
1,840	5.300%, 04/01/44	1,712
6,969	5.350%, 05/15/45	6,477
5,495	6.100%, 02/15/42	5,549
6,209	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	6,019
	Tosco Corp.,
3,408	7.800%, 01/01/27	4,218
3,139	8.125%, 02/15/30	4,083
5,675	Total Capital Canada Ltd., (Canada), 2.750%, 07/15/23	5,592
	Total Capital International S.A., (France),
5,044	1.550%, 06/28/17	5,050
1,256	2.700%, 01/25/23	1,242
5,000	2.750%, 06/19/21	5,058
1,989	3.750%, 04/10/24	2,080
	TransCanada PipeLines Ltd., (Canada),
4,155	4.875%, 01/15/26	4,569
6,345	6.200%, 10/15/37	7,618
1,704	6.500%, 08/15/18	1,831
2,377	7.125%, 01/15/19	2,604
1,883	7.250%, 08/15/38	2,528
	Western Gas Partners LP,
3,421	4.650%, 07/01/26	3,461
607	5.375%, 06/01/21	648
1,855	5.450%, 04/01/44	1,805

		630,882

	Total Energy	656,133

	Financials — 9.7%
	Banks — 4.4%
	ABN AMRO Bank N.V., (Netherlands),
9,759	1.800%, 06/04/18 (e)	9,742
3,394	2.500%, 10/30/18 (e)	3,426
3,079	4.750%, 07/28/25 (e)	3,109
3,800	4.800%, 04/18/26 (e)	3,852
	ANZ New Zealand International Ltd., (New Zealand),
5,200	2.600%, 09/23/19 (e)	5,250
3,016	2.850%, 08/06/20 (e)	3,052

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	Australia & New Zealand Banking Group Ltd., (Australia),
5,560	1.450%, 05/15/18	5,535
1,834	4.400%, 05/19/26 (e)	1,844
2,571	4.875%, 01/12/21 (e)	2,788
	Bank of America Corp.,
14,852	2.000%, 01/11/18	14,883
12,693	3.300%, 01/11/23	12,702
7,598	3.500%, 04/19/26	7,508
24,248	3.875%, 08/01/25	24,652
3,403	4.000%, 04/01/24	3,514
12,373	4.000%, 01/22/25	12,349
530	4.100%, 07/24/23	554
1,890	4.125%, 01/22/24	1,968
5,998	4.200%, 08/26/24	6,090
6,055	4.250%, 10/22/26	6,089
5,041	4.450%, 03/03/26	5,172
11,565	5.000%, 05/13/21	12,559
15,875	5.625%, 07/01/20	17,481
7,155	5.650%, 05/01/18	7,519
4,155	5.750%, 12/01/17	4,317
2,960	5.875%, 01/05/21	3,307
19,000	6.400%, 08/28/17	19,666
11,523	6.875%, 04/25/18	12,294
3,140	7.625%, 06/01/19	3,535
10,870	Series L, 2.250%, 04/21/20	10,770
2,530	Series L, 2.650%, 04/01/19	2,556
8,782	Series L, 3.950%, 04/21/25	8,696
	Bank of Montreal, (Canada),
5,996	1.400%, 09/11/17	6,000
6,305	2.375%, 01/25/19	6,356
7,632	2.550%, 11/06/22	7,532
	Bank of Nova Scotia (The), (Canada),
7,533	1.450%, 04/25/18	7,507
13,000	1.700%, 06/11/18	13,001
4,470	1.875%, 09/20/21 (e)	4,357
8,518	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 2.350%, 02/23/17 (e)	8,536
	Banque Federative du Credit Mutuel S.A., (France),
8,000	1.700%, 01/20/17 (e)	8,006
1,977	2.000%, 04/12/19 (e)	1,969
	Barclays Bank plc, (United Kingdom),
2,392	2.250%, 05/10/17 (e)	2,399
3,318	6.050%, 12/04/17 (e)	3,439
	Barclays plc, (United Kingdom),
8,888	3.200%, 08/10/21	8,741
15,214	3.650%, 03/16/25	14,504
2,993	4.375%, 01/12/26	2,988
2,605	5.250%, 08/17/45	2,711
	BB&T Corp.,
3,334	1.600%, 08/15/17	3,339
2,200	2.050%, 05/10/21	2,161
6,000	2.625%, 06/29/20	6,045
2,466	5.250%, 11/01/19	2,666
1,480	6.850%, 04/30/19	1,646
	BNP Paribas S.A., (France),
3,000	4.375%, 09/28/25 (e)	2,957
4,000	4.375%, 05/12/26 (e)	3,927
	BNZ International Funding Ltd., (New Zealand),
4,300	2.100%, 09/14/21 (e)	4,177
3,708	2.350%, 03/04/19 (e)	3,723
	Canadian Imperial Bank of Commerce, (Canada),
2,740	1.600%, 09/06/19	2,713
12,882	2.250%, 07/21/20 (e)	12,927
18,804	Capital One Bank USA N.A., 3.375%, 02/15/23	18,651
	Capital One N.A./Mclean V.A.,
5,909	2.350%, 08/17/18	5,946
4,190	2.400%, 09/05/19	4,205
	Citigroup, Inc.,
7,450	1.700%, 04/27/18	7,432
5,000	1.750%, 05/01/18	4,992
5,915	1.800%, 02/05/18	5,913
7,940	2.050%, 12/07/18	7,943
7,289	2.150%, 07/30/18	7,315
2,309	2.350%, 08/02/21	2,264
5,000	2.400%, 02/18/20	4,987
8,395	2.700%, 03/30/21	8,384
6,100	3.400%, 05/01/26	5,922
12,625	3.700%, 01/12/26	12,581
3,077	3.875%, 03/26/25	3,051
6,441	4.125%, 07/25/28	6,322
6,200	4.300%, 11/20/26	6,245
2,450	4.400%, 06/10/25	2,499
3,750	4.650%, 07/30/45	3,857

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
6,570	4.750%, 05/18/46	6,463
905	5.300%, 05/06/44	958
4,296	5.500%, 09/13/25	4,698
1,842	5.875%, 01/30/42	2,180
3,363	6.625%, 01/15/28	4,014
1,424	8.125%, 07/15/39	2,086
1,590	Citizens Financial Group, Inc., 2.375%, 07/28/21	1,552
1,250	Comerica Bank, 5.200%, 08/22/17	1,281
	Comerica, Inc.,
2,140	2.125%, 05/23/19	2,141
1,148	3.800%, 07/22/26	1,128
	Commonwealth Bank of Australia, (Australia),
4,035	2.000%, 09/06/21 (e)	3,927
7,264	2.250%, 03/16/17 (e)	7,287
4,920	4.500%, 12/09/25 (e)	5,021
	Cooperatieve Rabobank UA, (Netherlands),
5,500	2.500%, 01/19/21	5,499
2,243	3.375%, 01/19/17	2,250
11,498	3.875%, 02/08/22	12,147
7,438	4.375%, 08/04/25	7,566
3,139	5.800%, 09/30/10[1] (e)	3,492
9,100	Credit Agricole S.A., (France), 4.375%, 03/17/25 (e)	8,931
	Credit Suisse Group Funding Guernsey Ltd., (United Kingdom),
1,764	2.750%, 03/26/20	1,740
3,278	3.125%, 12/10/20	3,238
2,109	3.450%, 04/16/21	2,108
2,429	3.750%, 03/26/25	2,327
2,746	3.800%, 09/15/22	2,745
8,035	3.800%, 06/09/23	7,873
5,016	4.550%, 04/17/26	5,085
3,089	4.875%, 05/15/45	3,081
4,287	Danske Bank A/S, (Denmark), 2.000%, 09/08/21 (e)	4,175
	Discover Bank,
2,185	3.100%, 06/04/20	2,208
6,500	3.200%, 08/09/21	6,542
7,685	4.200%, 08/08/23	7,972
	Fifth Third Bancorp,
7,022	2.875%, 07/27/20	7,092
1,300	5.450%, 01/15/17	1,305
	Fifth Third Bank,
6,100	2.375%, 04/25/19	6,153
2,846	2.875%, 10/01/21	2,883
	HSBC Bank plc, (United Kingdom),
8,206	1.500%, 05/15/18 (e)	8,162
5,346	4.125%, 08/12/20 (e)	5,602
8,968	4.750%, 01/19/21 (e)	9,616
	HSBC Holdings plc, (United Kingdom),
930	2.650%, 01/05/22	905
16,403	3.600%, 05/25/23	16,461
12,977	4.000%, 03/30/22	13,420
2,932	4.250%, 08/18/25	2,916
3,162	4.375%, 11/23/26	3,140
6,457	6.100%, 01/14/42	8,008
	Huntington Bancshares, Inc.,
10,169	2.300%, 01/14/22	9,881
2,357	3.150%, 03/14/21	2,386
	Huntington National Bank (The),
709	2.000%, 06/30/18	711
6,583	2.875%, 08/20/20	6,656
	Industrial & Commercial Bank of China Ltd., (China),
4,225	2.351%, 11/13/17	4,234
6,900	2.452%, 10/20/21	6,734
4,225	KeyBank N.A., 3.180%, 05/22/22	4,251
	KeyCorp,
2,136	2.900%, 09/15/20	2,160
2,200	5.100%, 03/24/21	2,411
2,688	Lloyds Banking Group plc, (United Kingdom), 3.100%, 07/06/21	2,707
4,036	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	4,233
	Mitsubishi UFJ Financial Group, Inc., (Japan),
3,463	2.527%, 09/13/23	3,339
4,906	2.950%, 03/01/21	4,930
	Mizuho Bank Ltd., (Japan),
3,021	1.800%, 03/26/18 (e)	3,016
3,167	2.650%, 09/25/19 (e)	3,196
4,462	Mizuho Financial Group, Inc., (Japan), 2.632%, 04/12/21 (e)	4,419
3,242	MUFG Americas Holdings Corp., 2.250%, 02/10/20	3,211
17,936	National Australia Bank Ltd., (Australia), 2.000%, 06/20/17 (e)	18,017

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
3,587	National City Bank, 5.800%, 06/07/17	3,665
	Nordea Bank AB, (Sweden),
2,242	1.625%, 05/15/18 (e)	2,237
13,766	3.125%, 03/20/17 (e)	13,847
6,408	4.250%, 09/21/22 (e)	6,704
	PNC Bank N.A.,
2,855	1.950%, 03/04/19	2,862
2,000	6.875%, 04/01/18	2,131
	PNC Financial Services Group, Inc. (The),
1,500	3.900%, 04/29/24	1,538
5,904	4.375%, 08/11/20	6,300
5,112	5.125%, 02/08/20	5,535
1,103	5.625%, 02/01/17	1,110
1,839	6.700%, 06/10/19	2,051
5,000	SUB, 2.854%, 11/09/22	4,983
6,594	Regions Financial Corp., 3.200%, 02/08/21	6,705
	Royal Bank of Canada, (Canada),
6,315	1.200%, 09/19/17	6,314
8,000	1.875%, 02/05/20	7,953
10,700	2.000%, 10/01/18	10,763
3,885	2.000%, 12/10/18	3,899
1,345	2.200%, 07/27/18	1,356
6,150	Royal Bank of Scotland Group plc, (United Kingdom), 3.875%, 09/12/23	5,809
	Santander UK Group Holdings plc, (United Kingdom),
1,200	2.875%, 10/16/20	1,184
5,000	2.875%, 08/05/21	4,882
3,011	3.125%, 01/08/21	2,991
6,414	Santander UK plc, (United Kingdom), 2.500%, 03/14/19	6,447
2,594	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	2,591
6,000	Societe Generale S.A., (France), 2.500%, 04/08/21 (e)	5,965
2,197	SouthTrust Bank, 7.690%, 05/15/25	2,710
10,603	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	10,501
5,938	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	5,911
	Standard Chartered plc, (United Kingdom),
8,631	4.050%, 04/12/26 (e)	8,536
5,291	5.200%, 01/26/24 (e)	5,433
	Sumitomo Mitsui Financial Group, Inc., (Japan),
3,620	2.442%, 10/19/21	3,554
6,102	2.632%, 07/14/26	5,665
2,517	3.010%, 10/19/26	2,402
4,262	Series 5FXD, 2.058%, 07/14/21	4,126
	SunTrust Banks, Inc.,
3,062	2.700%, 01/27/22	3,061
2,637	2.900%, 03/03/21	2,671
897	6.000%, 09/11/17	927
505	7.250%, 03/15/18	538
	Toronto-Dominion Bank (The), (Canada),
12,555	1.500%, 03/13/17 (e)	12,571
4,828	1.750%, 07/23/18	4,835
1,487	1.800%, 07/13/21	1,445
1,501	1.950%, 01/22/19	1,504
1,501	2.125%, 04/07/21	1,482
4,063	2.250%, 11/05/19	4,089
5,021	VAR, 3.625%, 09/15/31	4,827
	U.S. Bancorp,
5,036	1.650%, 05/15/17	5,047
3,289	3.000%, 03/15/22	3,358
3,191	4.125%, 05/24/21	3,430
1,256	7.500%, 06/01/26	1,630
9,800	Series V, 2.375%, 07/22/26	9,097
6,833	U.S. Bank N.A., 2.800%, 01/27/25	6,684
	Wachovia Corp.,
2,735	5.750%, 06/15/17	2,798
29,966	5.750%, 02/01/18	31,327
	Wells Fargo & Co.,
10,110	2.100%, 07/26/21	9,884
10,156	2.600%, 07/22/20	10,201
6,811	3.000%, 02/19/25	6,590
3,843	3.000%, 04/22/26	3,681
10,308	3.300%, 09/09/24	10,238
8,071	3.500%, 03/08/22	8,322
4,357	4.100%, 06/03/26	4,427
4,489	4.300%, 07/22/27	4,633
7,623	4.600%, 04/01/21	8,219
6,442	4.650%, 11/04/44	6,399
2,755	5.606%, 01/15/44	3,138
8,237	5.625%, 12/11/17	8,572
7,300	Series N, 2.150%, 01/30/20	7,250

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
13,622	Wells Fargo Bank N.A., 6.000%, 11/15/17	14,185
	Westpac Banking Corp., (Australia),
6,405	2.000%, 03/03/20 (e)	6,387
9,606	4.875%, 11/19/19	10,324
2,045	VAR, 4.322%, 11/23/31	2,023

		1,197,939

	Capital Markets — 2.1%
	Ameriprise Financial, Inc.,
8,146	2.875%, 09/15/26	7,782
5,650	4.000%, 10/15/23	5,931
	Bank of New York Mellon Corp. (The),
2,020	2.050%, 05/03/21	1,983
4,310	2.200%, 03/04/19	4,342
3,110	2.200%, 08/16/23	2,953
8,088	2.600%, 08/17/20	8,155
1,043	2.800%, 05/04/26	1,005
3,800	3.250%, 09/11/24	3,829
3,089	3.550%, 09/23/21	3,220
3,363	4.600%, 01/15/20	3,583
3,335	Series 0012, 3.650%, 02/04/24	3,452
1,667	Series G, 2.200%, 05/15/19	1,678
	BlackRock, Inc.,
4,287	3.375%, 06/01/22	4,469
3,515	3.500%, 03/18/24	3,652
4,145	4.250%, 05/24/21	4,478
4,190	Series 2, 5.000%, 12/10/19	4,559
	Blackstone Holdings Finance Co. LLC,
3,107	4.450%, 07/15/45 (e)	2,842
12,555	5.875%, 03/15/21 (e)	14,187
2,690	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	2,882
1,435	Charles Schwab Corp. (The), 3.225%, 09/01/22	1,471
	CME Group, Inc.,
9,865	3.000%, 09/15/22	10,106
5,537	3.000%, 03/15/25	5,546
1,004	5.300%, 09/15/43	1,166
	Credit Suisse AG, (Switzerland),
2,955	1.750%, 01/29/18	2,951
3,733	2.300%, 05/28/19	3,740
1,626	3.000%, 10/29/21	1,630
2,700	3.625%, 09/09/24	2,711
	Deutsche Bank AG, (Germany),
4,299	1.875%, 02/13/18	4,244
3,849	2.950%, 08/20/20	3,716
6,151	3.375%, 05/12/21	5,948
7,819	6.000%, 09/01/17	8,007
2,242	FMR LLC, 6.450%, 11/15/39 (e)	2,727
	Goldman Sachs Group, Inc. (The),
5,530	2.350%, 11/15/21	5,369
6,428	2.600%, 04/23/20	6,434
4,682	2.625%, 01/31/19	4,731
2,045	2.625%, 04/25/21	2,032
2,975	2.750%, 09/15/20	2,988
5,930	2.875%, 02/25/21	5,948
4,008	3.500%, 01/23/25	3,985
5,000	3.500%, 11/16/26	4,886
2,287	3.625%, 01/22/23	2,336
2,971	3.750%, 05/22/25	2,991
2,665	3.750%, 02/25/26	2,674
6,898	3.850%, 07/08/24	7,056
12,326	4.000%, 03/03/24	12,744
10,573	4.250%, 10/21/25	10,686
3,501	5.250%, 07/27/21	3,852
14,150	5.375%, 03/15/20	15,370
6,753	5.750%, 01/24/22	7,621
8,939	5.950%, 01/18/18	9,340
1,435	6.750%, 10/01/37	1,762
29,379	7.500%, 02/15/19	32,709
13,156	Series D, 6.000%, 06/15/20	14,638
	ING Bank N.V., (Netherlands),
6,000	1.650%, 08/15/19 (e)	5,919
9,890	3.750%, 03/07/17 (e)	9,953
	Intercontinental Exchange, Inc.,
2,108	2.500%, 10/15/18	2,139
5,021	4.000%, 10/15/23	5,328
	Invesco Finance plc, (United Kingdom),
2,510	3.750%, 01/15/26	2,544
3,914	4.000%, 01/30/24	4,097
	Jefferies Group LLC,
2,466	5.125%, 04/13/18	2,550
5,022	6.450%, 06/08/27	5,425
8,295	6.875%, 04/15/21	9,446
6,482	Legg Mason, Inc., 4.750%, 03/15/26	6,692

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
	Macquarie Bank Ltd., (Australia),
19,160	1.600%, 10/27/17 (e)	19,163
7,499	2.600%, 06/24/19 (e)	7,564
6,300	2.850%, 07/29/20 (e)	6,341
6,300	4.000%, 07/29/25 (e)	6,421
	Macquarie Group Ltd., (Australia),
4,125	6.000%, 01/14/20 (e)	4,479
9,649	6.250%, 01/14/21 (e)	10,721
	Morgan Stanley,
7,500	2.500%, 04/21/21	7,413
4,100	2.650%, 01/27/20	4,123
13,243	2.800%, 06/16/20	13,351
2,254	3.125%, 07/27/26	2,151
7,335	3.700%, 10/23/24	7,425
6,405	3.875%, 01/27/26	6,480
19,814	4.000%, 07/23/25	20,249
9,880	4.100%, 05/22/23	10,116
1,640	4.350%, 09/08/26	1,674
9,322	5.000%, 11/24/25	9,949
3,130	5.500%, 07/24/20	3,429
4,701	5.500%, 07/28/21	5,226
12,752	5.625%, 09/23/19	13,852
6,509	5.750%, 01/25/21	7,236
960	5.950%, 12/28/17	1,003
8,631	6.625%, 04/01/18	9,159
7,533	7.300%, 05/13/19	8,416
2,610	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	2,925
	State Street Corp.,
3,191	3.100%, 05/15/23	3,185
17,629	3.550%, 08/18/25	18,090
5,771	3.700%, 11/20/23	6,027
2,279	TD Ameritrade Holding Corp., 2.950%, 04/01/22	2,306
	Thomson Reuters Corp., (Canada),
3,119	3.850%, 09/29/24	3,172
8,115	3.950%, 09/30/21	8,438
2,716	4.500%, 05/23/43	2,536
1,928	4.700%, 10/15/19	2,050

		587,860

	Consumer Finance — 1.0%
4,394	American Express Centurion Bank, 6.000%, 09/13/17	4,547
2,466	American Express Co., 7.000%, 03/19/18	2,629
	American Express Credit Corp.,
7,553	1.800%, 07/31/18	7,563
7,225	1.875%, 11/05/18	7,249
10,951	2.250%, 05/05/21	10,832
7,590	2.375%, 05/26/20	7,597
	American Honda Finance Corp.,
3,696	2.125%, 02/28/17 (e)	3,706
3,055	2.125%, 10/10/18	3,080
598	2.250%, 08/15/19	603
1,185	2.300%, 09/09/26	1,105
1,335	7.625%, 10/01/18 (e)	1,475
	Capital One Financial Corp.,
3,175	3.200%, 02/05/25	3,083
10,432	3.500%, 06/15/23	10,439
1,939	3.750%, 04/24/24	1,973
7,424	3.750%, 07/28/26	7,141
7,925	4.200%, 10/29/25	7,925
	Caterpillar Financial Services Corp.,
3,879	1.931%, 10/01/21 (e)	3,752
3,353	2.250%, 12/01/19	3,373
5,040	2.400%, 08/09/26	4,725
3,873	2.850%, 06/01/22	3,903
538	7.150%, 02/15/19	599
	Ford Motor Credit Co. LLC,
5,190	1.684%, 09/08/17	5,191
2,690	2.145%, 01/09/18	2,692
6,244	2.240%, 06/15/18	6,255
2,196	2.375%, 03/12/19	2,191
10,210	3.000%, 06/12/17	10,286
3,709	3.096%, 05/04/23	3,569
6,991	3.336%, 03/18/21	7,012
7,923	4.134%, 08/04/25	7,833
1,200	4.250%, 02/03/17	1,206
3,446	4.250%, 09/20/22	3,562
8,535	4.375%, 08/06/23	8,748
	General Motors Financial Co., Inc.,
3,163	3.100%, 01/15/19	3,190
7,227	3.200%, 07/13/20	7,218
5,107	3.200%, 07/06/21	5,045
8,201	3.700%, 05/09/23	8,058
2,200	4.000%, 01/15/25	2,135
10,273	4.000%, 10/06/26	9,775

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
276	HSBC Finance Corp., 7.350%, 11/27/32	338
	HSBC USA, Inc.,
6,681	1.625%, 01/16/18	6,675
7,174	2.350%, 03/05/20	7,104
7,405	2.750%, 08/07/20	7,398
	John Deere Capital Corp.,
4,869	1.200%, 10/10/17	4,875
1,073	1.700%, 01/15/20	1,059
3,237	2.800%, 01/27/23	3,222
6,356	2.800%, 03/06/23	6,324
2,234	3.150%, 10/15/21	2,298
2,915	Series 0014, 2.450%, 09/11/20	2,917
	PACCAR Financial Corp.,
2,175	1.300%, 05/10/19	2,153
4,103	1.400%, 05/18/18	4,102
3,536	1.600%, 03/15/17	3,542
14,832	Synchrony Financial, 3.700%, 08/04/26	14,227
	Toyota Motor Credit Corp.,
3,498	1.375%, 01/10/18	3,497
5,109	1.450%, 01/12/18	5,108
4,484	1.750%, 05/22/17	4,500
2,179	1.900%, 04/08/21	2,142

		272,746

	Diversified Financial Services — 1.0%
6,654	Bank of America N.A., 5.300%, 03/15/17	6,727
	Berkshire Hathaway, Inc.,
2,326	3.000%, 02/11/23	2,353
18,815	3.400%, 01/31/22	19,701
5,254	3.750%, 08/15/21	5,595
	GE Capital International Funding Co., Unlimited Co., (Ireland),
44,099	2.342%, 11/15/20	44,063
17,059	3.373%, 11/15/25	17,255
10,575	4.418%, 11/15/35	10,987
2,242	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	2,259
1,933	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	2,243
	Nationwide Building Society, (United Kingdom),
2,635	2.450%, 07/27/21 (e)	2,609
5,460	4.000%, 09/14/26 (e)	5,121
	Private Export Funding Corp.,
10,700	Series EE, 2.800%, 05/15/22	11,031
12,505	Series KK, 3.550%, 01/15/24	13,326
8,428	Series Z, 4.375%, 03/15/19	9,003
9,040	Protective Life Global Funding, 1.999%, 09/14/21 (e)	8,753
	Shell International Finance B.V., (Netherlands),
4,381	1.125%, 08/21/17	4,380
8,042	2.125%, 05/11/20	8,012
19,688	2.875%, 05/10/26	18,927
19,323	4.000%, 05/10/46	17,881
7,389	4.125%, 05/11/35	7,357
2,690	4.300%, 09/22/19	2,854
7,695	4.375%, 03/25/20	8,278
5,381	6.375%, 12/15/38	6,755
	Siemens Financieringsmaatschappij N.V., (Netherlands),
6,000	2.350%, 10/15/26 (e)	5,551
4,371	2.900%, 05/27/22 (e)	4,412
6,050	3.300%, 09/15/46 (e)	5,221
3,421	4.400%, 05/27/45 (e)	3,560
	UBS Group Funding Jersey Ltd., (Jersey),
7,735	2.650%, 02/01/22 (e)	7,509
2,500	4.125%, 09/24/25 (e)	2,517
6,471	4.125%, 04/15/26 (e)	6,522
4,230	Voya Financial, Inc., 3.650%, 06/15/26	4,079

		274,841

	Insurance — 1.1%
2,948	Aflac, Inc., 6.900%, 12/17/39	3,859
8,295	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	10,486
3,650	Allstate Corp. (The), 3.150%, 06/15/23	3,709
	American International Group, Inc.,
2,671	3.750%, 07/10/25	2,680
3,407	3.875%, 01/15/35	3,173
5,758	4.125%, 02/15/24	5,985
6,665	4.700%, 07/10/35	6,882
1,496	Aon Corp., 6.250%, 09/30/40	1,775
3,083	Aon plc, (United Kingdom), 3.875%, 12/15/25	3,149
	Arch Capital Finance LLC,
459	4.011%, 12/15/26	459
2,660	5.031%, 12/15/46	2,669
	Berkshire Hathaway Finance Corp.,
870	1.300%, 05/15/18	868

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
2,795	4.300%, 05/15/43	2,851
13,241	4.400%, 05/15/42	13,665
10,493	5.400%, 05/15/18	11,067
1,166	5.750%, 01/15/40	1,420
1,013	Chubb Corp. (The), 5.750%, 05/15/18	1,073
	Chubb INA Holdings, Inc.,
2,420	2.300%, 11/03/20	2,416
3,418	2.875%, 11/03/22	3,446
	CNA Financial Corp.,
2,633	3.950%, 05/15/24	2,662
1,921	4.500%, 03/01/26	1,982
	Jackson National Life Global Funding,
3,581	1.875%, 10/15/18 (e)	3,590
4,774	3.050%, 04/29/26 (e)	4,561
2,690	4.700%, 06/01/18 (e)	2,801
	Liberty Mutual Group, Inc.,
3,049	4.950%, 05/01/22 (e)	3,304
6,000	6.500%, 03/15/35 (e)	7,140
	Liberty Mutual Insurance Co.,
620	7.875%, 10/15/26 (e)	759
700	8.500%, 05/15/25 (e)	862
	Lincoln National Corp.,
1,925	4.000%, 09/01/23	2,011
3,761	4.200%, 03/15/22	3,985
1,670	6.150%, 04/07/36	1,863
	Marsh & McLennan Cos., Inc.,
5,001	2.350%, 03/06/20	5,003
1,991	3.300%, 03/14/23	2,017
	Massachusetts Mutual Life Insurance Co.,
1,767	5.375%, 12/01/41 (e)	1,958
1,070	8.875%, 06/01/39 (e)	1,581
	MassMutual Global Funding II,
14,348	2.100%, 08/02/18 (e)	14,512
3,346	2.500%, 10/17/22 (e)	3,279
	MetLife, Inc.,
2,027	4.050%, 03/01/45	1,938
2,000	4.875%, 11/13/43	2,145
731	Series A, 6.817%, 08/15/18	791
	Metropolitan Life Global Funding I,
12,099	1.500%, 01/10/18 (e)	12,106
18,348	2.300%, 04/10/19 (e)	18,434
12,858	3.875%, 04/11/22 (e)	13,654
11,147	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	16,644
	New York Life Global Funding,
1,806	1.950%, 02/11/20 (e)	1,790
29,382	2.150%, 06/18/19 (e)	29,559
3,587	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	3,647
6,984	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	10,159
1,343	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	1,342
794	Principal Financial Group, Inc., 3.125%, 05/15/23	782
1,200	Principal Life Global Funding II, 2.375%, 11/21/21 (e)	1,189
7,544	Progressive Corp. (The), 2.450%, 01/15/27	7,004
7,284	Prudential Financial, Inc., 5.750%, 07/15/33	8,238
10,349	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	13,465
	Reliance Standard Life Global Funding II,
660	2.500%, 01/15/20 (e)	655
2,597	3.050%, 01/20/21 (e)	2,623
3,653	Teachers Insurance & Annuity Association of America, 4.900%, 09/15/44 (e)	3,888
960	Travelers Cos., Inc. (The), 5.800%, 05/15/18	1,018

		296,573

	Thrifts & Mortgage Finance — 0.1%
	BPCE S.A., (France),
5,650	1.625%, 01/26/18	5,638
4,230	3.375%, 12/02/26	4,189
6,100	4.625%, 07/11/24 (e)	5,950
5,500	5.700%, 10/22/23 (e)	5,743

		21,520

	Total Financials	2,651,479

	Health Care — 1.5%
	Biotechnology — 0.5%
	AbbVie, Inc.,
7,526	2.000%, 11/06/18	7,541
7,466	2.500%, 05/14/20	7,445
2,980	2.850%, 05/14/23	2,889
8,491	2.900%, 11/06/22	8,369

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Biotechnology — continued
5,328	3.200%, 11/06/22	5,324
1,796	3.600%, 05/14/25	1,770
2,129	4.300%, 05/14/36	2,024
17,314	4.500%, 05/14/35	16,885
	Amgen, Inc.,
1,066	2.125%, 05/01/20	1,060
3,005	3.625%, 05/22/24	3,057
6,278	3.875%, 11/15/21	6,583
1,000	4.400%, 05/01/45	951
20,892	4.663%, 06/15/51 (e)	20,282
4,336	4.950%, 10/01/41	4,419
1,771	5.700%, 02/01/19	1,909
	Baxalta, Inc.,
3,356	3.600%, 06/23/22	3,398
1,096	5.250%, 06/23/45	1,154
	Biogen, Inc.,
5,466	3.625%, 09/15/22	5,629
1,383	5.200%, 09/15/45	1,480
	Celgene Corp.,
5,762	2.875%, 08/15/20	5,824
8,865	3.250%, 08/15/22	8,957
6,875	3.625%, 05/15/24	6,911
4,195	5.000%, 08/15/45	4,313
	Gilead Sciences, Inc.,
7,464	2.500%, 09/01/23	7,178
3,850	3.650%, 03/01/26	3,881
1,150	3.700%, 04/01/24	1,180
1,725	4.000%, 09/01/36	1,644
4,758	4.600%, 09/01/35	4,880

		146,937

	Health Care Equipment & Supplies — 0.1%
5,609	Abbott Laboratories, 3.400%, 11/30/23	5,540
	Becton, Dickinson & Co.,
1,030	2.675%, 12/15/19	1,048
1,537	3.734%, 12/15/24	1,572
628	5.000%, 05/15/19	671
2,500	Danaher Corp., 2.400%, 09/15/20	2,504
	Medtronic, Inc.,
2,676	3.125%, 03/15/22	2,741
2,530	3.150%, 03/15/22	2,592
6,075	4.375%, 03/15/35	6,284
	Stryker Corp.,
904	3.500%, 03/15/26	906
910	4.100%, 04/01/43	834

		24,692

	Health Care Providers & Services — 0.4%
	Aetna, Inc.,
3,654	2.800%, 06/15/23	3,567
2,752	4.250%, 06/15/36	2,725
1,777	4.500%, 05/15/42	1,769
2,959	6.750%, 12/15/37	3,844
	Anthem, Inc.,
2,511	2.300%, 07/15/18	2,525
4,210	3.125%, 05/15/22	4,202
2,354	3.300%, 01/15/23	2,343
3,477	4.625%, 05/15/42	3,432
3,394	4.650%, 01/15/43	3,368
4,149	4.650%, 08/15/44	4,085
	Cardinal Health, Inc.,
3,693	2.400%, 11/15/19	3,720
4,500	3.750%, 09/15/25	4,613
	Express Scripts Holding Co.,
3,693	3.000%, 07/15/23	3,580
6,120	3.500%, 06/15/24	6,067
1,904	4.800%, 07/15/46	1,823
3,409	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	3,429
2,975	Mayo Clinic, 4.128%, 11/15/52	2,930
3,335	Memorial Sloan-Kettering Cancer Center, 4.200%, 07/01/55	3,268
2,942	Providence St Joseph Health Obligated Group, Series H, 2.746%, 10/01/26	2,794
1,684	Quest Diagnostics, Inc., 3.450%, 06/01/26	1,657
4,275	Texas Health Resources, 4.330%, 11/15/55	4,238
	UnitedHealth Group, Inc.,
3,636	1.700%, 02/15/19	3,627
1,615	2.750%, 02/15/23	1,606
2,690	2.875%, 03/15/23	2,696
4,726	3.100%, 03/15/26	4,678
4,532	3.350%, 07/15/22	4,669
5,955	3.375%, 11/15/21	6,206
6,229	4.625%, 07/15/35	6,696
4,888	6.625%, 11/15/37	6,406

		106,563

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Life Sciences Tools & Services — 0.1%
	Thermo Fisher Scientific, Inc.,
3,564	2.950%, 09/19/26	3,362
2,501	3.000%, 04/15/23	2,466
1,947	3.150%, 01/15/23	1,933
1,048	3.600%, 08/15/21	1,087
1,946	4.150%, 02/01/24	2,030

		10,878

	Pharmaceuticals — 0.4%
	Actavis Funding SCS, (Luxembourg),
3,041	3.450%, 03/15/22	3,086
18,027	4.550%, 03/15/35	17,663
2,354	Actavis, Inc., 3.250%, 10/01/22	2,354
	Allergan, Inc.,
1,600	2.800%, 03/15/23	1,536
3,111	3.375%, 09/15/20	3,175
2,991	Bayer U.S. Finance LLC, 2.375%, 10/08/19 (e)	3,001
5,743	Forest Laboratories LLC, 5.000%, 12/15/21 (e)	6,199
2,780	GlaxoSmithKline Capital plc, (United Kingdom), 2.850%, 05/08/22	2,796
1,883	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	2,469
3,771	Johnson & Johnson, 3.550%, 03/01/36	3,739
	Merck & Co., Inc.,
933	1.300%, 05/18/18	932
6,011	2.350%, 02/10/22	5,978
3,268	2.400%, 09/15/22	3,241
3,139	2.800%, 05/18/23	3,129
2,100	3.700%, 02/10/45	1,991
	Mylan N.V., (Netherlands),
4,153	3.950%, 06/15/26 (e)	3,888
2,870	5.250%, 06/15/46 (e)	2,630
	Mylan, Inc.,
7,886	3.125%, 01/15/23 (e)	7,449
2,300	5.400%, 11/29/43	2,189
3,294	Novartis Capital Corp., 3.400%, 05/06/24	3,397
	Pfizer, Inc.,
3,901	3.000%, 06/15/23	3,969
9,150	3.000%, 12/15/26	8,998
4,909	Shire Acquisitions Investments Ireland DAC, (Ireland), 2.875%, 09/23/23	4,665
6,266	Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/36	7,071
	Teva Pharmaceutical Finance Netherlands III B.V., (Netherlands),
2,321	2.200%, 07/21/21	2,221
6,637	2.800%, 07/21/23	6,265
844	4.100%, 10/01/46	724
708	Wyeth LLC, 6.450%, 02/01/24	867
	Zoetis, Inc.,
1,869	1.875%, 02/01/18	1,866
1,115	4.700%, 02/01/43	1,064

		118,552

	Total Health Care	407,622

	Industrials — 1.9%
	Aerospace & Defense — 0.3%
3,267	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	3,231
	BAE Systems Holdings, Inc.,
9,772	3.800%, 10/07/24 (e)	10,014
2,107	6.375%, 06/01/19 (e)	2,304
4,778	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	5,390
	Boeing Co. (The),
448	4.875%, 02/15/20	488
1,076	7.950%, 08/15/24	1,419
1,705	L-3 Communications Corp., 3.850%, 12/15/26	1,701
	Lockheed Martin Corp.,
937	3.100%, 01/15/23	947
4,010	4.070%, 12/15/42	3,914
897	4.250%, 11/15/19	957
10,790	4.500%, 05/15/36	11,453
1,569	4.850%, 09/15/41	1,689
1,753	Series B, 6.150%, 09/01/36	2,170
5,364	Northrop Grumman Corp., 3.200%, 02/01/27	5,329
1,794	Northrop Grumman Systems Corp., 7.750%, 02/15/31	2,498
8,650	Precision Castparts Corp., 3.250%, 06/15/25	8,743
2,180	Raytheon Co., 3.150%, 12/15/24	2,214
	United Technologies Corp.,
1,777	1.800%, 06/01/17	1,783
4,552	3.100%, 06/01/22	4,668
4,246	4.150%, 05/15/45	4,224
6,022	4.500%, 06/01/42	6,326
701	6.700%, 08/01/28	909

		82,371

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Air Freight & Logistics — 0.0% (g)
1,670	Federal Express Corp. 1998 Pass-Through Trust, 6.720%, 01/15/22	1,849
	FedEx Corp.,
2,678	3.250%, 04/01/26	2,655
2,232	3.900%, 02/01/35	2,111
	United Parcel Service of America, Inc.,
2,107	8.375%, 04/01/20	2,513
717	SUB, 8.375%, 04/01/30	993
1,621	United Parcel Service, Inc., 2.450%, 10/01/22	1,612

		11,733

	Airlines — 0.2%
2,965	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	3,096
894	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	948
3,082	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	3,302
1,887	American Airlines 2016-2 Class A Pass-Through Trust, 3.650%, 06/15/28	1,880
18,429	American Airlines 2016-3 Class AA Pass-Through Trust, 3.000%, 10/15/28	17,749
261	Continental Airlines 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	279
2,943	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	3,237
1,616	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	1,672
1,823	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	1,914
710	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	753
2,407	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	2,552
6,874	United Airlines 2016-1 Class A Pass-Through Trust, 3.450%, 07/07/28	6,943

		44,325

	Building Products — 0.1%
	Johnson Controls, Inc.,
4,124	3.750%, 12/01/21	4,293
2,991	4.250%, 03/01/21	3,178
3,676	4.950%, 07/02/64	3,417
6,278	5.250%, 12/01/41	6,799

		17,687

	Commercial Services & Supplies — 0.1%
1,525	Pitney Bowes, Inc., 5.600%, 03/15/18	1,588
8,351	President & Fellows of Harvard College, 3.300%, 07/15/56	7,415
	Republic Services, Inc.,
2,099	2.900%, 07/01/26	2,007
4,309	3.550%, 06/01/22	4,466
	Waste Management, Inc.,
3,635	2.400%, 05/15/23	3,525
1,062	3.900%, 03/01/35	1,047
1,690	4.750%, 06/30/20	1,827

		21,875

	Construction & Engineering — 0.0% (g)
	ABB Finance USA, Inc.,
1,504	1.625%, 05/08/17	1,507
2,092	2.875%, 05/08/22	2,115
928	4.375%, 05/08/42	969
4,910	Fluor Corp., 3.375%, 09/15/21	5,042

		9,633

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
1,418	1.500%, 11/02/17	1,420
1,247	4.000%, 11/02/32	1,234
2,377	5.600%, 05/15/18	2,507
1,794	7.625%, 04/01/24	2,162

		7,323

	Industrial Conglomerates — 0.4%
	General Electric Co.,
2,854	1.600%, 11/20/17	2,864
1,318	2.100%, 12/11/19	1,325
6,863	2.300%, 04/27/17	6,897
1,523	2.700%, 10/09/22	1,530
1,718	3.100%, 01/09/23	1,747
4,815	3.150%, 09/07/22	4,941
5,886	3.375%, 03/11/24	6,069
3,698	4.375%, 09/16/20	3,984
4,892	4.650%, 10/17/21	5,390

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Industrial Conglomerates — continued
459	5.300%, 02/11/21	510
1,345	5.400%, 02/15/17	1,357
5,046	5.500%, 01/08/20	5,570
6,636	5.625%, 09/15/17	6,866
20,649	5.625%, 05/01/18	21,858
720	5.875%, 01/14/38	898
1,361	6.000%, 08/07/19	1,509
3,139	VAR, 1.076%, 02/15/17	3,140
2,373	Series A, 6.750%, 03/15/32	3,125
3,907	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	3,967
2,860	Ingersoll-Rand Global Holding Co., Ltd., 4.250%, 06/15/23	3,021
	Koninklijke Philips N.V., (Netherlands),
7,508	3.750%, 03/15/22	7,885
1,494	5.750%, 03/11/18	1,567
	Pentair Finance S.A., (Luxembourg),
6,588	2.900%, 09/15/18	6,657
3,000	4.650%, 09/15/25	3,081
1,261	Roper Technologies, Inc., 3.000%, 12/15/20	1,275
1,540	Tyco International Finance S.A., (Luxembourg), 5.125%, 09/14/45	1,654

		108,687

	Machinery — 0.1%
	Caterpillar, Inc.,
1,676	1.500%, 06/26/17	1,679
1,913	2.600%, 06/26/22	1,911
	Deere & Co.,
5,382	2.600%, 06/08/22	5,383
2,386	3.900%, 06/09/42	2,388
15,246	Illinois Tool Works, Inc., 3.900%, 09/01/42	15,210
695	Ingersoll-Rand Co., 6.391%, 11/15/27	804
	Parker-Hannifin Corp.,
3,759	4.450%, 11/21/44	4,033
695	5.500%, 05/15/18	735
	Xylem, Inc.,
1,420	3.250%, 11/01/26	1,372
1,912	4.375%, 11/01/46	1,828

		35,343

	Professional Services — 0.0% (g)
2,538	Equifax, Inc., 2.300%, 06/01/21	2,489

	Road & Rail — 0.6%
	Burlington Northern Santa Fe LLC,
1,794	3.000%, 03/15/23	1,815
3,821	3.050%, 03/15/22	3,910
1,865	3.450%, 09/15/21	1,947
1,272	3.600%, 09/01/20	1,324
2,365	3.750%, 04/01/24	2,486
4,018	4.375%, 09/01/42	4,079
3,010	4.400%, 03/15/42	3,067
3,150	4.700%, 09/01/45	3,378
3,380	5.150%, 09/01/43	3,812
9,266	5.400%, 06/01/41	10,743
1,502	5.750%, 03/15/18	1,583
3,244	5.750%, 05/01/40	3,888
538	6.700%, 08/01/28	689
1,166	7.290%, 06/01/36	1,595
	Canadian Pacific Railway Co., (Canada),
4,200	4.500%, 01/15/22	4,528
10,026	6.125%, 09/15/15[2]	11,531
1,345	7.125%, 10/15/31	1,779
	CSX Corp.,
3,200	3.400%, 08/01/24	3,268
2,659	3.950%, 05/01/50	2,363
1,781	4.250%, 06/01/21	1,904
1,516	4.750%, 05/30/42	1,550
3,498	5.500%, 04/15/41	3,949
3,587	7.900%, 05/01/17	3,684
	ERAC USA Finance LLC,
3,010	2.600%, 12/01/21 (e)	2,971
3,474	4.500%, 08/16/21 (e)	3,715
2,388	5.250%, 10/01/20 (e)	2,594
3,104	5.625%, 03/15/42 (e)	3,384
359	6.375%, 10/15/17 (e)	373
4,417	6.700%, 06/01/34 (e)	5,348
425	7.000%, 10/15/37 (e)	535
	Norfolk Southern Corp.,
2,558	2.903%, 02/15/23	2,539
4,957	3.250%, 12/01/21	5,098
2,888	3.950%, 10/01/42	2,699
51	5.590%, 05/17/25	58
3,049	6.000%, 03/15/05[3]	3,282
9,412	6.000%, 05/23/11[4]	10,156
121	7.700%, 05/15/17	124

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Road & Rail — continued
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
3,744	2.875%, 07/17/18 (e)	3,792
5,795	3.375%, 02/01/22 (e)	5,850
	Ryder System, Inc.,
1,432	2.500%, 03/01/17	1,431
1,435	2.500%, 03/01/18	1,448
4,930	2.500%, 05/11/20	4,924
3,451	2.875%, 09/01/20	3,479
	Union Pacific Corp.,
1,297	2.950%, 01/15/23	1,308
1,230	3.646%, 02/15/24	1,286
1,010	3.799%, 10/01/51 (e)	927
3,935	4.163%, 07/15/22	4,266
1,435	4.300%, 06/15/42	1,457
186	Union Pacific Railroad Co. 2003 Pass-Through Trust, Series 03-1, 4.698%, 01/02/24	200
3,380	Union Pacific Railroad Co. 2015-1 Pass-Through Trust, 2.695%, 05/12/27	3,251

		155,367

	Trading Companies & Distributors — 0.1%
	Air Lease Corp.,
9,395	2.125%, 01/15/20	9,244
6,266	3.000%, 09/15/23	5,980
4,000	3.875%, 04/01/21	4,160
3,367	International Lease Finance Corp., 5.875%, 08/15/22	3,679
	WW Grainger, Inc.,
2,178	3.750%, 05/15/46	2,016
4,364	4.600%, 06/15/45	4,617

		29,696

	Total Industrials	526,529

	Information Technology — 1.5%
	Communications Equipment — 0.2%
	Cisco Systems, Inc.,
3,488	2.600%, 02/28/23	3,444
1,479	2.900%, 03/04/21	1,511
1,822	2.950%, 02/28/26	1,801
6,539	3.000%, 06/15/22	6,672
4,500	3.625%, 03/04/24	4,700
4,179	5.500%, 01/15/40	5,054
4,475	5.900%, 02/15/39	5,627
	Harris Corp.,
7,570	3.832%, 04/27/25	7,659
1,918	4.854%, 04/27/35	1,946

		38,414

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
1,712	3.000%, 03/01/18	1,730
1,595	4.500%, 03/01/23	1,629
4,157	6.000%, 04/01/20	4,508
2,421	6.875%, 06/01/18	2,581
11,025	7.500%, 01/15/27	13,013

		23,461

	Internet Software & Services — 0.1%
	eBay, Inc.,
9,053	2.600%, 07/15/22	8,740
4,006	3.450%, 08/01/24	3,913
1,851	4.000%, 07/15/42	1,542

		14,195

	IT Services — 0.2%
2,170	HP Enterprise Services LLC, 7.450%, 10/15/29	2,542
	International Business Machines Corp.,
4,972	1.800%, 05/17/19	4,991
23,206	2.250%, 02/19/21	23,151
683	4.000%, 06/20/42	662
592	6.220%, 08/01/27	732
7,578	7.625%, 10/15/18	8,404
2,620	Total System Services, Inc., 3.750%, 06/01/23	2,621
	Xerox Corp.,
1,759	2.950%, 03/15/17	1,766
2,370	5.625%, 12/15/19	2,546
2,870	6.750%, 02/01/17	2,891

		50,306

	Semiconductors & Semiconductor Equipment — 0.1%
	Analog Devices, Inc.,
2,317	3.125%, 12/05/23	2,309
1,642	4.500%, 12/05/36	1,631
	Intel Corp.,
2,105	3.100%, 07/29/22	2,163
2,274	3.300%, 10/01/21	2,366
4,598	3.700%, 07/29/25	4,836

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — continued
8,173	4.000%, 12/15/32	8,241
3,089	4.900%, 07/29/45	3,419
7,430	National Semiconductor Corp., 6.600%, 06/15/17	7,648
3,769	Texas Instruments, Inc., 1.650%, 08/03/19	3,762

		36,375

	Software — 0.4%
3,121	Intuit, Inc., 5.750%, 03/15/17	3,161
	Microsoft Corp.,
3,037	2.125%, 11/15/22	2,964
4,650	2.375%, 02/12/22	4,633
10,221	2.375%, 05/01/23	10,016
3,459	3.500%, 02/12/35	3,302
7,202	3.625%, 12/15/23	7,567
3,620	4.000%, 02/12/55	3,338
3,974	4.200%, 11/03/35	4,134
1,089	4.500%, 10/01/40	1,145
4,348	4.750%, 11/03/55	4,628
	Oracle Corp.,
4,115	1.900%, 09/15/21	4,017
5,728	2.400%, 09/15/23	5,533
14,625	2.950%, 05/15/25	14,358
1,295	3.625%, 07/15/23	1,349
11,695	3.850%, 07/15/36	11,381
4,170	3.900%, 05/15/35	4,059
4,885	4.300%, 07/08/34	5,012
14,500	4.375%, 05/15/55	14,108
4,753	5.000%, 07/08/19	5,131
3,049	5.750%, 04/15/18	3,227
2,300	6.125%, 07/08/39	2,863
1,749	6.500%, 04/15/38	2,279

		118,205

	Technology Hardware, Storage & Peripherals — 0.4%
	Apple, Inc.,
12,381	2.150%, 02/09/22	12,156
15,286	2.400%, 05/03/23	14,891
5,261	2.450%, 08/04/26	4,935
13,459	2.850%, 05/06/21	13,752
12,828	3.200%, 05/13/25	12,907
798	3.250%, 02/23/26	802
4,375	3.450%, 02/09/45	3,834
3,512	3.850%, 08/04/46	3,289
4,257	4.500%, 02/23/36	4,568
6,866	VAR, 1.131%, 05/03/18	6,882
1,704	Dell, Inc., 7.100%, 04/15/28	1,764
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
4,134	4.420%, 06/15/21 (e)	4,252
6,612	5.450%, 06/15/23 (e)	6,890
5,662	6.020%, 06/15/26 (e)	5,928
	HP, Inc.,
3,233	4.300%, 06/01/21	3,392
2,541	4.375%, 09/15/21	2,669
2,837	4.650%, 12/09/21	3,017
6,352	6.000%, 09/15/41	6,223

		112,151

	Total Information Technology	393,107

	Materials — 0.7%
	Chemicals — 0.4%
	Agrium, Inc., (Canada),
3,196	3.375%, 03/15/25	3,103
3,557	4.125%, 03/15/35	3,256
4,962	5.250%, 01/15/45	5,057
4,179	Air Liquide Finance S.A., (France), 2.250%, 09/27/23 (e)	3,997
	CF Industries, Inc.,
7,166	4.500%, 12/01/26 (e)	7,026
9,510	7.125%, 05/01/20	10,291
4,530	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 3.400%, 12/01/26 (e)	4,494
	Dow Chemical Co. (The),
7,954	3.000%, 11/15/22	7,954
5,750	3.500%, 10/01/24	5,822
4,058	4.125%, 11/15/21	4,295
1,727	5.250%, 11/15/41	1,830
1,206	7.375%, 11/01/29	1,569
875	8.550%, 05/15/19	1,005
	E.I. du Pont de Nemours & Co.,
1,396	4.900%, 01/15/41	1,446
1,345	5.600%, 12/15/36	1,499
	Ecolab, Inc.,
3,672	1.450%, 12/08/17	3,671
3,636	3.250%, 01/14/23	3,686

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
897	5.500%, 12/08/41	1,044
2,459	Monsanto Co., 4.700%, 07/15/64	2,153
	Mosaic Co. (The),
9,054	4.250%, 11/15/23	9,024
449	4.875%, 11/15/41	386
5,054	5.450%, 11/15/33	4,810
5,233	5.625%, 11/15/43	4,912
	Potash Corp. of Saskatchewan, Inc., (Canada),
2,326	3.000%, 04/01/25	2,181
269	3.250%, 12/01/17	273
3,408	6.500%, 05/15/19	3,734
	PPG Industries, Inc.,
1,026	5.500%, 11/15/40	1,170
972	6.650%, 03/15/18	1,029
1,883	9.000%, 05/01/21	2,341
2,612	Praxair, Inc., 2.650%, 02/05/25	2,534
	Union Carbide Corp.,
5,426	7.500%, 06/01/25	6,561
5,919	7.750%, 10/01/96	7,082

		119,235

	Construction Materials — 0.0% (g)
	CRH America, Inc.,
2,811	3.875%, 05/18/25 (e)	2,864
6,052	5.125%, 05/18/45 (e)	6,291

		9,155

	Containers & Packaging — 0.1%
	International Paper Co.,
6,472	3.000%, 02/15/27	6,044
1,670	5.000%, 09/15/35	1,718
3,945	7.300%, 11/15/39	4,917

		12,679

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
6,613	3.850%, 09/30/23	6,985
1,600	5.000%, 09/30/43	1,775
1,435	5.400%, 03/29/17	1,454
2,466	6.500%, 04/01/19	2,718
	Freeport-McMoRan, Inc.,
8,701	2.150%, 03/01/17	8,679
6,296	3.875%, 03/15/23	5,883
7,646	5.400%, 11/14/34	6,690
2,271	5.450%, 03/15/43	1,942
	Nucor Corp.,
3,284	4.000%, 08/01/23	3,414
470	6.400%, 12/01/37	579
1,767	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	1,875
711	Rio Tinto Finance USA Ltd., (Australia), 9.000%, 05/01/19	825
1,199	TCI Communications, Inc., 7.125%, 02/15/28	1,574

		44,393

	Total Materials	185,462

	Real Estate — 0.7%
	Equity Real Estate Investment Trusts (REITs) — 0.7%
	American Tower Corp.,
4,378	3.375%, 10/15/26	4,138
5,919	3.500%, 01/31/23	5,934
4,305	5.000%, 02/15/24	4,630
260	5.900%, 11/01/21	293
	American Tower Trust #1,
3,439	1.551%, 03/15/18 (e)	3,438
6,220	3.070%, 03/15/23 (e)	6,135
	AvalonBay Communities, Inc.,
8,971	2.850%, 03/15/23	8,799
1,074	3.900%, 10/15/46	983
	Boston Properties LP,
3,702	2.750%, 10/01/26	3,401
3,155	3.125%, 09/01/23	3,097
3,157	3.650%, 02/01/26	3,139
4,550	Brixmor Operating Partnership LP, 3.850%, 02/01/25	4,455
	Crown Castle International Corp.,
3,703	2.250%, 09/01/21	3,572
7,500	4.875%, 04/15/22	8,084
2,900	5.250%, 01/15/23	3,153
1,814	Duke Realty LP, 3.250%, 06/30/26	1,753
	Equity Commonwealth,
6,287	5.875%, 09/15/20	6,735
3,489	6.650%, 01/15/18	3,578
	ERP Operating LP,
3,210	2.850%, 11/01/26	3,024
7,000	3.000%, 04/15/23	6,889
2,255	4.625%, 12/15/21	2,449
7,843	GAIF Bond Issuer Pty Ltd., (Australia), 3.400%, 09/30/26 (e)	7,495

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Equity Real Estate Investment Trusts (REITs) — continued
	HCP, Inc.,
2,651	3.400%, 02/01/25	2,533
8,366	3.875%, 08/15/24	8,292
1,349	4.200%, 03/01/24	1,367
6,353	4.250%, 11/15/23	6,476
2,330	Liberty Property LP, 3.250%, 10/01/26	2,218
5,043	National Retail Properties, Inc., 4.000%, 11/15/25	5,159
	Prologis LP,
2,653	3.750%, 11/01/25	2,726
2,987	4.250%, 08/15/23	3,176
5,243	Realty Income Corp., 3.000%, 01/15/27	4,929
4,610	Scentre Group Trust 1/Scentre Group Trust 2, (Australia), 3.500%, 02/12/25 (e)	4,565
	Simon Property Group LP,
8,221	2.150%, 09/15/17	8,261
3,410	3.375%, 10/01/24	3,448
2,090	3.750%, 02/01/24	2,166
3,838	4.125%, 12/01/21	4,094
3,138	4.375%, 03/01/21	3,360
3,081	UDR, Inc., 2.950%, 09/01/26	2,907
	Ventas Realty LP,
1,350	3.125%, 06/15/23	1,323
1,929	3.500%, 02/01/25	1,900
2,382	3.750%, 05/01/24	2,402
2,746	4.125%, 01/15/26	2,808
11,595	VEREIT Operating Partnership LP, 4.600%, 02/06/24	11,844
	Welltower, Inc.,
650	3.750%, 03/15/23	661
7,824	4.000%, 06/01/25	7,989
4,002	4.500%, 01/15/24	4,207

	Total Real Estate	193,985

	Telecommunication Services — 1.5%
	Diversified Telecommunication Services — 1.3%
	AT&T, Inc.,
16,862	3.000%, 06/30/22	16,535
7,297	3.400%, 05/15/25	7,012
26,452	3.600%, 02/17/23	26,464
9,257	3.800%, 03/15/22	9,445
2,086	3.875%, 08/15/21	2,159
2,245	3.950%, 01/15/25	2,243
9,748	4.300%, 12/15/42	8,501
4,439	4.350%, 06/15/45	3,875
2,235	4.550%, 03/09/49 (e)	1,983
5,022	4.600%, 02/15/21	5,316
3,777	4.750%, 05/15/46	3,518
12,806	5.350%, 09/01/40	12,946
4,722	5.500%, 02/01/18	4,915
11,179	6.000%, 08/15/40	12,260
1,015	6.150%, 09/15/34	1,102
6,457	6.300%, 01/15/38	7,248
2,861	6.375%, 03/01/41	3,284
1,091	6.500%, 09/01/37	1,235
15,000	BellSouth LLC, 6.550%, 06/15/34	16,399
	British Telecommunications plc, (United Kingdom),
2,203	2.350%, 02/14/19	2,217
2,511	5.950%, 01/15/18	2,626
879	9.375%, 12/15/30	1,336
4,036	Centel Capital Corp., 9.000%, 10/15/19	4,601
	Deutsche Telekom International Finance B.V., (Netherlands),
1,100	1.950%, 09/19/21 (e)	1,059
2,291	2.250%, 03/06/17 (e)	2,296
2,087	4.875%, 03/06/42 (e)	2,210
1,816	6.000%, 07/08/19	1,993
5,201	8.750%, 06/15/30	7,578
	GTP Acquisition Partners I LLC,
10,038	2.350%, 06/15/20 (e)	9,851
11,667	3.482%, 06/16/25 (e)	12,030
2,063	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	2,064
6,382	Orange S.A., (France), 9.000%, 03/01/31	9,579
7,308	Qwest Corp., 6.750%, 12/01/21	7,922
	Telefonica Emisiones S.A.U., (Spain),
1,916	3.192%, 04/27/18	1,945
150	4.570%, 04/27/23	157
4,358	5.134%, 04/27/20	4,659
2,025	5.462%, 02/16/21	2,204
	Verizon Communications, Inc.,
1,790	2.625%, 02/21/20	1,802
10,870	2.625%, 08/15/26	10,011
4,647	3.450%, 03/15/21	4,789
6,192	3.500%, 11/01/21	6,372
15,346	3.500%, 11/01/24	15,404

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
11,683	4.150%, 03/15/24	12,235
3,373	4.272%, 01/15/36	3,213
13,420	4.400%, 11/01/34	13,069
4,647	4.500%, 09/15/20	4,960
3,993	4.522%, 09/15/48	3,778
5,210	4.672%, 03/15/55	4,864
28,901	4.862%, 08/21/46	28,971
3,895	5.012%, 08/21/54	3,830
16,811	5.150%, 09/15/23	18,595
4,094	5.850%, 09/15/35	4,631

		359,291

	Wireless Telecommunication Services — 0.2%
	America Movil S.A.B. de C.V., (Mexico),
3,250	3.125%, 07/16/22	3,188
2,457	6.125%, 03/30/40	2,763
	Rogers Communications, Inc., (Canada),
8,302	4.100%, 10/01/23	8,728
2,242	8.750%, 05/01/32	3,067
19,015	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.360%, 09/20/21 (e)	19,062
	Vodafone Group plc, (United Kingdom),
10,583	1.500%, 02/19/18	10,544
3,676	1.625%, 03/20/17	3,678
675	2.950%, 02/19/23	657

		51,687

	Total Telecommunication Services	410,978

	Utilities — 2.0%
	Electric Utilities — 1.3%
	Alabama Power Co.,
1,644	3.750%, 03/01/45	1,563
769	6.000%, 03/01/39	939
1,904	6.125%, 05/15/38	2,349
2,134	American Electric Power Co., Inc., Series E, 1.650%, 12/15/17	2,136
3,740	Appalachian Power Co., Series P, 6.700%, 08/15/37	4,744
	Arizona Public Service Co.,
748	2.200%, 01/15/20	749
1,923	4.500%, 04/01/42	2,019
3,036	5.050%, 09/01/41	3,380
	Baltimore Gas & Electric Co.,
4,419	2.800%, 08/15/22	4,447
3,755	3.500%, 08/15/46	3,381
	Cleveland Electric Illuminating Co. (The),
840	5.950%, 12/15/36	927
3,094	Series D, 7.880%, 11/01/17	3,265
4,791	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	4,863
3,615	Commonwealth Edison Co., 3.650%, 06/15/46	3,376
830	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	879
1,687	DTE Electric Co., 2.650%, 06/15/22	1,696
	Duke Energy Carolinas LLC,
1,228	4.250%, 12/15/41	1,244
1,786	4.300%, 06/15/20	1,916
1,256	5.100%, 04/15/18	1,315
1,397	6.000%, 01/15/38	1,733
	Duke Energy Corp.,
1,382	2.650%, 09/01/26	1,281
2,660	3.550%, 09/15/21	2,761
	Duke Energy Florida LLC,
1,009	5.650%, 06/15/18	1,070
628	6.400%, 06/15/38	816
	Duke Energy Indiana LLC,
3,462	3.750%, 07/15/20	3,632
4,500	3.750%, 05/15/46	4,203
2,780	6.350%, 08/15/38	3,570
3,297	Duke Energy Ohio, Inc., 3.700%, 06/15/46	3,048
	Duke Energy Progress LLC,
2,911	2.800%, 05/15/22	2,951
3,230	3.000%, 09/15/21	3,322
2,985	3.250%, 08/15/25	3,036
1,616	3.700%, 10/15/46	1,493
1,886	4.100%, 05/15/42	1,850
1,569	4.100%, 03/15/43	1,546
2,258	4.150%, 12/01/44	2,234
1,794	5.300%, 01/15/19	1,925
	Electricite de France S.A., (France),
3,961	2.150%, 01/22/19 (e)	3,976
6,600	6.000%, 01/22/14[5] (e)	6,458

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
	Enel Finance International N.V., (Netherlands),
5,408	5.125%, 10/07/19 (e)	5,810
897	6.000%, 10/07/39 (e)	998
2,631	Entergy Arkansas, Inc., 3.500%, 04/01/26	2,700
2,469	Entergy Corp., 2.950%, 09/01/26	2,319
	Entergy Louisiana LLC,
4,979	2.400%, 10/01/26	4,637
4,606	3.050%, 06/01/31	4,364
1,551	3.250%, 04/01/28	1,531
3,688	Entergy Mississippi, Inc., 2.850%, 06/01/28	3,510
2,674	Exelon Corp., 3.400%, 04/15/26	2,621
	Florida Power & Light Co.,
493	5.625%, 04/01/34	592
897	5.950%, 02/01/38	1,131
	Fortis, Inc., (Canada),
445	2.100%, 10/04/21 (e)	431
20,000	3.055%, 10/04/26 (e)	18,726
359	Georgia Power Co., 5.950%, 02/01/39	430
4,351	Great Plains Energy, Inc., 4.850%, 06/01/21	4,643
	Hydro-Quebec, (Canada),
1,614	9.400%, 02/01/21	2,021
7,174	Series HY, 8.400%, 01/15/22	9,008
2,642	Series IO, 8.050%, 07/07/24	3,461
	Indiana Michigan Power Co.,
973	7.000%, 03/15/19	1,075
8,609	Series J, 3.200%, 03/15/23	8,686
269	Jersey Central Power & Light Co., 7.350%, 02/01/19	296
3,968	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	4,151
	Kansas City Power & Light Co.,
3,255	3.150%, 03/15/23	3,235
8,968	5.300%, 10/01/41	9,527
2,759	Louisville Gas & Electric Co., Series 25, 3.300%, 10/01/25	2,786
4,957	Massachusetts Electric Co., 4.004%, 08/15/46 (e)	4,701
628	MidAmerican Energy Co., 5.300%, 03/15/18	658
	Nevada Power Co.,
329	5.375%, 09/15/40	378
3,354	5.450%, 05/15/41	3,871
2,018	6.500%, 08/01/18	2,178
1,637	7.125%, 03/15/19	1,828
700	Series N, 6.650%, 04/01/36	907
	NextEra Energy Capital Holdings, Inc.,
2,651	2.400%, 09/15/19	2,670
1,076	6.000%, 03/01/19	1,165
	Niagara Mohawk Power Corp.,
3,051	3.508%, 10/01/24 (e)	3,096
1,457	4.881%, 08/15/19 (e)	1,558
2,242	Northern States Power Co., 6.250%, 06/01/36	2,902
780	Ohio Edison Co., 6.875%, 07/15/36	966
	Ohio Power Co.,
1,390	6.050%, 05/01/18	1,470
560	Series M, 5.375%, 10/01/21	626
	Oncor Electric Delivery Co. LLC,
5,515	6.800%, 09/01/18	5,992
1,076	7.000%, 09/01/22	1,317
	Pacific Gas & Electric Co.,
5,047	2.450%, 08/15/22	5,001
3,349	2.950%, 03/01/26	3,280
1,265	3.250%, 09/15/21	1,300
1,794	3.250%, 06/15/23	1,829
5,781	3.500%, 06/15/25	5,923
1,681	4.450%, 04/15/42	1,744
6,511	4.500%, 12/15/41	6,765
650	4.600%, 06/15/43	687
1,776	5.625%, 11/30/17	1,850
399	6.050%, 03/01/34	495
673	8.250%, 10/15/18	751
	PacifiCorp,
897	2.950%, 02/01/22	912
2,765	3.600%, 04/01/24	2,870
224	5.500%, 01/15/19	240
2,556	5.650%, 07/15/18	2,722
	PECO Energy Co.,
5,022	2.375%, 09/15/22	4,946
807	5.350%, 03/01/18	845
807	Pennsylvania Electric Co., 6.050%, 09/01/17	832
1,184	Potomac Electric Power Co., 6.500%, 11/15/37	1,548

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
1,543	PPL Electric Utilities Corp., 2.500%, 09/01/22	1,524
	Progress Energy, Inc.,
3,380	3.150%, 04/01/22	3,429
3,388	4.400%, 01/15/21	3,601
2,600	7.000%, 10/30/31	3,253
1,327	7.750%, 03/01/31	1,773
	Public Service Co. of Colorado,
1,821	2.250%, 09/15/22	1,796
1,040	3.200%, 11/15/20	1,074
1,175	3.550%, 06/15/46	1,082
247	5.800%, 08/01/18	264
	Public Service Co. of Oklahoma,
1,761	4.400%, 02/01/21	1,876
1,242	5.150%, 12/01/19	1,339
3,901	Series G, 6.625%, 11/15/37	4,887
	Public Service Electric & Gas Co.,
6,334	3.000%, 05/15/25	6,353
1,021	5.375%, 11/01/39	1,186
740	Series I, 1.800%, 06/01/19	738
387	South Carolina Electric & Gas Co., 4.500%, 06/01/64	365
	Southern California Edison Co.,
1,928	1.845%, 02/01/22	1,896
886	3.875%, 06/01/21	942
3,408	3.900%, 12/01/41	3,323
1,256	5.500%, 08/15/18	1,341
895	6.000%, 01/15/34	1,105
2,197	6.050%, 03/15/39	2,769
578	Series 08-A, 5.950%, 02/01/38	733
2,854	Series C, 3.500%, 10/01/23	2,973
	Southwestern Public Service Co.,
2,700	4.500%, 08/15/41	2,808
3,049	Series G, 8.750%, 12/01/18	3,453
2,095	State Grid Overseas Investment 2013 Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	2,089
2,482	Three Gorges Finance I Cayman Islands Ltd., (Cayman Islands), 3.150%, 06/02/26 (e)	2,383
5,800	Toledo Edison Co. (The), 6.150%, 05/15/37	6,719
	Virginia Electric & Power Co.,
696	2.950%, 01/15/22	708
1,280	3.450%, 02/15/24	1,318
4,842	5.400%, 04/30/18	5,093
2,100	Series A, 6.000%, 05/15/37	2,596
234	Wisconsin Electric Power Co., 2.950%, 09/15/21	239
	Xcel Energy, Inc.,
3,656	3.300%, 06/01/25	3,657
539	4.700%, 05/15/20	575
829	4.800%, 09/15/41	877
6,254	6.500%, 07/01/36	7,857

		365,599

	Gas Utilities — 0.1%
	Atmos Energy Corp.,
1,750	4.125%, 10/15/44	1,706
7,215	4.150%, 01/15/43	7,038
619	8.500%, 03/15/19	708
2,201	Boston Gas Co., 4.487%, 02/15/42 (e)	2,229
1,372	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	1,438
2,214	Dominion Gas Holdings LLC, 2.800%, 11/15/20	2,236
4,242	KeySpan Gas East Corp., 2.742%, 08/15/26 (e)	4,040
4,862	Korea Gas Corp., (South Korea), 1.875%, 07/18/21 (e)	4,681
3,595	Southwest Gas Corp., 3.800%, 09/29/46	3,231

		27,307

	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
2,100	2.950%, 01/15/20	2,127
2,307	4.000%, 10/01/20	2,397
3,074	4.250%, 06/15/22	3,195
1,665	5.750%, 10/01/41	1,550
	PSEG Power LLC,
2,879	4.150%, 09/15/21	2,987
2,456	4.300%, 11/15/23	2,540
1,125	8.625%, 04/15/31	1,353
	Southern Power Co.,
3,108	4.150%, 12/01/25	3,202
7,079	5.150%, 09/15/41	7,118
3,222	Tri-State Generation & Transmission Association, Inc., 4.250%, 06/01/46	3,110

		29,579

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multi-Utilities — 0.4%
1,457	Berkshire Hathaway Energy Co., 5.750%, 04/01/18	1,535
3,390	CenterPoint Energy, Inc., 6.500%, 05/01/18	3,597
	CMS Energy Corp.,
2,426	2.950%, 02/15/27	2,300
3,458	3.000%, 05/15/26	3,304
2,400	3.875%, 03/01/24	2,480
2,760	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	3,309
	Consumers Energy Co.,
1,343	2.850%, 05/15/22	1,367
2,150	3.250%, 08/15/46	1,901
1,256	5.650%, 04/15/20	1,388
1,478	Delmarva Power & Light Co., 4.000%, 06/01/42	1,422
	Dominion Resources, Inc.,
1,076	7.000%, 06/15/38	1,375
1,840	Series C, 4.900%, 08/01/41	1,904
1,927	Series D, 2.850%, 08/15/26	1,801
5,067	Series F, 5.250%, 08/01/33	5,388
	DTE Energy Co.,
6,150	3.300%, 06/15/22	6,278
2,000	6.375%, 04/15/33	2,428
1,400	Series F, 3.850%, 12/01/23	1,452
2,326	New York State Electric & Gas Corp., 3.250%, 12/01/26 (e)	2,310
	NiSource Finance Corp.,
2,457	3.850%, 02/15/23	2,534
6,726	5.800%, 02/01/42	7,842
	San Diego Gas & Electric Co.,
2,690	3.950%, 11/15/41	2,678
1,852	6.000%, 06/01/26	2,263
973	Series FFF, 6.125%, 09/15/37	1,243
	Sempra Energy,
3,139	2.875%, 10/01/22	3,128
3,827	3.550%, 06/15/24	3,877
2,348	4.050%, 12/01/23	2,456
1,345	6.000%, 10/15/39	1,587
2,063	6.150%, 06/15/18	2,190
7,309	9.800%, 02/15/19	8,508
	Southern Co. Gas Capital Corp.,
1,889	2.450%, 10/01/23	1,792
1,690	3.250%, 06/15/26	1,651
4,609	3.500%, 09/15/21	4,751
2,136	3.950%, 10/01/46	1,954
1,392	4.400%, 06/01/43	1,367
10,518	5.875%, 03/15/41	12,092
7,009	WEC Energy Group, Inc., 3.550%, 06/15/25	7,130

		114,582

	Water Utilities — 0.1%
	American Water Capital Corp.,
5,248	3.400%, 03/01/25	5,382
2,241	4.000%, 12/01/46	2,239
3,354	6.593%, 10/15/37	4,428

		12,049

	Total Utilities	549,116

	Total Corporate Bonds (Cost $6,697,561)	6,754,076

Foreign Government Securities — 1.0%
	Israel Government AID Bond, (Israel),
3,000	Zero Coupon, 11/01/19	2,836
3,587	Zero Coupon, 11/01/23	2,970
21,968	Zero Coupon, 11/01/24	17,562
7,240	5.500%, 12/04/23	8,670
7,330	5.500%, 04/26/24	8,828
6,771	5.500%, 09/18/33	8,827
5,000	Series 1, Zero Coupon, 11/01/24	4,002
32,746	Series 2, Zero Coupon, 11/01/24	26,208
5,200	Series 6-Z, Zero Coupon, 08/15/22	4,500
10,000	Series 8-Z, Zero Coupon, 02/15/24	8,202
3,305	Series 8-Z, Zero Coupon, 08/15/24	2,663
23,876	Series 8-Z, Zero Coupon, 08/15/25	18,357
17,300	Series 8-Z, Zero Coupon, 08/15/26	12,770
18,575	Series 9-Z, Zero Coupon, 05/15/24	15,101
2,517	Series 9-Z, Zero Coupon, 11/15/24	2,012
14,763	Series 9-Z, Zero Coupon, 05/15/25	11,456
14,275	Series 9-Z, Zero Coupon, 11/15/25	10,873
6,000	Series 11-Z, Zero Coupon, 11/15/25	4,570
2,242	Series 11-Z, Zero Coupon, 11/15/26	1,634
11,427	Province of Ontario, (Canada), 1.650%, 09/27/19	11,376
502	Province of Quebec, (Canada), Series A, SUB, 7.365%, 03/06/26	663
	Republic of Colombia, (Colombia),
3,137	4.000%, 02/26/24	3,125
3,811	4.500%, 01/28/26	3,872
3,979	5.000%, 06/15/45	3,670

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Foreign Government Securities — continued
941	5.625%, 02/26/44	939
	Republic of Panama, (Panama),
2,796	3.750%, 03/16/25	2,793
2,371	4.000%, 09/22/24	2,421
737	Republic of Peru, (Peru), 5.625%, 11/18/50	840
	Republic of Poland, (Poland),
1,797	3.250%, 04/06/26	1,739
6,568	4.000%, 01/22/24	6,751
	Republic of South Africa, (South Africa),
8,616	5.375%, 07/24/44	8,401
3,502	5.875%, 09/16/25	3,747
	United Mexican States, (Mexico),
11,021	3.500%, 01/21/21	11,175
7,166	3.600%, 01/30/25	6,861
7,316	4.000%, 10/02/23	7,298
7,300	4.125%, 01/21/26	7,209
4,228	4.350%, 01/15/47	3,520
2,862	4.600%, 01/23/46	2,483
3,906	4.750%, 03/08/44	3,467
12,227	5.550%, 01/21/45	12,166
5,118	5.750%, 10/12/10[1]	4,593

	Total Foreign Government Securities (Cost $284,987)	281,150

Mortgage Pass-Through Securities — 16.8%
	Federal Home Loan Mortgage Corp.,
9	ARM, 2.500%, 07/01/19	9
74	ARM, 2.591%, 01/01/27	78
324	ARM, 2.597%, 08/01/36	338
1,181	ARM, 2.600%, 05/01/37	1,225
341	ARM, 2.605%, 12/01/33	362
39	ARM, 2.625%, 07/01/26	39
2,106	ARM, 2.626%, 01/01/35	2,225
1,461	ARM, 2.626%, 11/01/36	1,535
854	ARM, 2.637%, 08/01/36	894
677	ARM, 2.639%, 01/01/35	716
4,478	ARM, 2.645%, 08/01/36	4,705
161	ARM, 2.650%, 12/01/36	170
169	ARM, 2.652%, 02/01/37	179
672	ARM, 2.658%, 11/01/36	711
36	ARM, 2.678%, 04/01/30	38
706	ARM, 2.687%, 07/01/36	741
1,006	ARM, 2.715%, 06/01/37	1,060
4,596	ARM, 2.736%, 12/01/36	4,823
602	ARM, 2.737%, 04/01/37	633
2,925	ARM, 2.744%, 10/01/36	3,055
937	ARM, 2.760%, 05/01/36	992
4,273	ARM, 2.768%, 12/01/36	4,529
482	ARM, 2.772%, 07/01/36	511
2,033	ARM, 2.774%, 05/01/33	2,141
136	ARM, 2.778%, 02/01/37	143
2,341	ARM, 2.784%, 11/01/36	2,482
1,268	ARM, 2.789%, 02/01/36	1,349
604	ARM, 2.793%, 07/01/36	627
1,369	ARM, 2.816%, 05/01/36	1,441
230	ARM, 2.822%, 08/01/35	243
715	ARM, 2.845%, 10/01/36	758
302	ARM, 2.851%, 02/01/36	319
849	ARM, 2.853%, 01/01/37	901
1,373	ARM, 2.855%, 10/01/36	1,455
1,397	ARM, 2.857%, 09/01/34	1,479
386	ARM, 2.879%, 11/01/36	411
4,217	ARM, 2.882%, 03/01/37	4,410
704	ARM, 2.886%, 09/01/32 - 04/01/34	746
421	ARM, 2.910%, 10/01/36	436
146	ARM, 2.915%, 01/01/37	152
1,732	ARM, 2.921%, 12/01/36	1,850
1,556	ARM, 2.938%, 10/01/36	1,623
85	ARM, 2.955%, 04/01/37	88
1,165	ARM, 2.960%, 05/01/38	1,231
1,347	ARM, 2.983%, 02/01/37	1,430
1,811	ARM, 3.005%, 09/01/36	1,919
692	ARM, 3.015%, 11/01/36	736
798	ARM, 3.016%, 10/01/36	844
710	ARM, 3.019%, 12/01/35	754
1,673	ARM, 3.024%, 09/01/36	1,772
3,938	ARM, 3.068%, 06/01/36	4,174
2,399	ARM, 3.076%, 02/01/37	2,526
1,325	ARM, 3.076%, 05/01/37	1,393
2,876	ARM, 3.103%, 05/01/37	3,060
2,179	ARM, 3.104%, 11/01/37 - 04/01/38	2,318
599	ARM, 3.117%, 07/01/37	631
1,295	ARM, 3.121%, 06/01/36	1,369
623	ARM, 3.133%, 03/01/37	653
1,457	ARM, 3.138%, 03/01/36	1,545
585	ARM, 3.165%, 05/01/37	622
1,195	ARM, 3.200%, 04/01/37	1,260
321	ARM, 3.258%, 02/01/37	344

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
431	ARM, 3.278%, 05/01/37	460
1,831	ARM, 3.322%, 05/01/37	1,950
351	ARM, 3.380%, 03/01/37	373
203	ARM, 3.431%, 12/01/36	219
323	ARM, 3.439%, 05/01/36	344
959	ARM, 3.491%, 10/01/36	1,019
1,345	ARM, 3.557%, 03/01/36	1,420
1,140	ARM, 3.587%, 07/01/40	1,186
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
13	4.000%, 06/01/18	14
210	4.500%, 08/01/18 - 10/01/18	216
649	5.000%, 10/01/17 - 12/01/18	666
925	5.500%, 06/01/17 - 02/01/24	955
849	6.000%, 04/01/17 - 03/01/22	868
119	6.500%, 11/01/17 - 03/01/22	122
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
10,736	3.500%, 01/01/32 - 03/01/32	11,140
77	6.000%, 12/01/22	88
480	6.500%, 01/01/28	549
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
34,052	3.000%, 08/01/43	34,160
28,287	4.500%, 05/01/41	30,633
29,063	5.000%, 01/01/34 - 08/01/40	31,958
5,261	5.500%, 01/01/33 - 03/01/40	5,929
842	6.000%, 10/01/29 - 12/01/36	973
5,229	6.500%, 08/01/29 - 03/01/38	6,028
1,436	7.000%, 04/01/26 - 02/01/37	1,650
1,735	7.500%, 08/01/25 - 09/01/38	2,006
14	8.000%, 07/01/20 - 11/01/24	16
42	8.500%, 07/01/28	51
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
5,831	7.500%, 01/01/32 - 12/01/36	6,776
1,518	10.000%, 10/01/30	1,650
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
70,585	3.500%, 02/01/33 - 06/01/43	72,921
125,047	4.000%, 06/01/42 - 01/01/46	132,720
37,557	4.500%, 01/01/46	41,241
845	5.500%, 04/01/18	864
1,362	6.000%, 02/01/33 - 11/01/36	1,507
12,786	6.500%, 12/01/35 - 06/01/37	14,388
9	7.000%, 07/01/29	10
251	10.000%, 03/17/26	258
	Federal National Mortgage Association,
2	ARM, 1.943%, 01/01/19	2
350	ARM, 2.176%, 08/01/34	360
30	ARM, 2.280%, 01/01/34	30
1,116	ARM, 2.286%, 07/01/37	1,158
4	ARM, 2.287%, 03/01/19	4
541	ARM, 2.299%, 09/01/33	561
837	ARM, 2.375%, 01/01/37	872
2,761	ARM, 2.390%, 09/01/36	2,856
1,186	ARM, 2.394%, 02/01/37	1,236
140	ARM, 2.451%, 01/01/35	148
234	ARM, 2.471%, 02/01/35	244
3,539	ARM, 2.484%, 01/01/35	3,699
555	ARM, 2.501%, 07/01/35	588
141	ARM, 2.504%, 11/01/34	149
499	ARM, 2.506%, 03/01/35	524
63	ARM, 2.517%, 09/01/27	66
1,416	ARM, 2.532%, 01/01/36	1,481
401	ARM, 2.539%, 05/01/35	422
181	ARM, 2.547%, 01/01/34	191
60	ARM, 2.597%, 07/01/34	64
821	ARM, 2.623%, 11/01/37	868
607	ARM, 2.627%, 08/01/36	643
107	ARM, 2.635%, 08/01/35	113
662	ARM, 2.674%, 01/01/36	699
4,453	ARM, 2.690%, 12/01/37	4,730
403	ARM, 2.713%, 09/01/37	423
656	ARM, 2.714%, 09/01/36	686
75	ARM, 2.716%, 07/01/37	78
249	ARM, 2.734%, 10/01/34	265
446	ARM, 2.743%, 01/01/37	472
630	ARM, 2.767%, 04/01/35	665
275	ARM, 2.785%, 01/01/38	287
2,368	ARM, 2.787%, 11/01/37	2,480
59	ARM, 2.816%, 09/01/34	62
2,549	ARM, 2.839%, 04/01/37	2,687
416	ARM, 2.845%, 08/01/33	436
91	ARM, 2.845%, 05/01/35	95
1,357	ARM, 2.852%, 12/01/36	1,437
767	ARM, 2.861%, 09/01/36	806
313	ARM, 2.866%, 09/01/35	327
1	ARM, 2.875%, 08/01/19	1
285	ARM, 2.904%, 08/01/34	299

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
509	ARM, 2.904%, 10/01/34	539
2,196	ARM, 2.908%, 06/01/34 - 02/01/37	2,319
420	ARM, 2.928%, 06/01/36	443
569	ARM, 2.946%, 08/01/36	581
2,497	ARM, 2.949%, 12/01/36	2,635
308	ARM, 2.963%, 05/01/36	326
2,990	ARM, 2.972%, 07/01/37	3,190
439	ARM, 2.989%, 11/01/33	465
2,268	ARM, 2.990%, 08/01/36	2,394
972	ARM, 3.020%, 07/01/36	1,031
96	ARM, 3.033%, 09/01/37	98
1,754	ARM, 3.044%, 09/01/36	1,853
863	ARM, 3.048%, 10/01/35	918
1,096	ARM, 3.057%, 09/01/37	1,160
1,058	ARM, 3.063%, 07/01/37	1,119
2,168	ARM, 3.074%, 06/01/36	2,310
702	ARM, 3.083%, 11/01/36	741
268	ARM, 3.094%, 11/01/34	285
203	ARM, 3.100%, 09/01/33	216
1,432	ARM, 3.113%, 10/01/36	1,519
193	ARM, 3.125%, 08/01/36	201
598	ARM, 3.171%, 06/01/36	634
871	ARM, 3.195%, 09/01/36	919
127	ARM, 3.248%, 09/01/37	130
33	ARM, 3.250%, 01/01/36	34
2,543	ARM, 3.353%, 10/01/36	2,692
1,138	ARM, 3.363%, 10/01/36	1,211
5,490	ARM, 3.451%, 03/01/36	5,797
307	ARM, 3.464%, 02/01/36	325
2,483	ARM, 3.605%, 08/01/37	2,645
584	ARM, 3.616%, 11/01/36	625
38	ARM, 3.863%, 03/01/29	41
252	ARM, 6.042%, 09/01/37	266
	Federal National Mortgage Association, 15 Year, Single Family,
140	3.500%, 04/01/19	146
1,310	4.500%, 05/01/18 - 12/01/19	1,349
3,418	5.000%, 04/01/18 - 08/01/24	3,542
3,025	5.500%, 02/01/18 - 07/01/20	3,114
7,826	6.000%, 08/01/17 - 07/01/24	8,412
1,277	6.500%, 03/01/17 - 02/01/24	1,381
15	7.000%, 03/01/17 - 11/01/17	15
	Federal National Mortgage Association, 20 Year, Single Family,
12,960	3.500%, 07/01/32 - 08/01/32	13,489
26,401	4.000%, 01/01/35	28,341
897	5.500%, 07/01/25	1,000
5,680	6.000%, 07/01/26 - 09/01/29	6,449
1,763	6.500%, 05/01/22 - 08/01/26	1,997
	Federal National Mortgage Association, 30 Year, FHA/VA,
138	6.000%, 09/01/33	152
189	6.500%, 03/01/29	214
15	7.000%, 02/01/33	17
42	8.000%, 06/01/28	47
13	8.500%, 02/01/30	13
1	9.000%, 05/01/18	1
5	9.500%, 12/01/18	5
	Federal National Mortgage Association, 30 Year, Single Family,
29,905	3.000%, 06/01/43	29,947
156,148	3.500%, 06/01/43 - 01/01/46	161,645
20,031	4.000%, 12/01/33 - 06/01/42	21,350
18,939	4.500%, 11/01/33 - 09/01/43	20,488
23,500	5.000%, 06/01/33 - 08/01/40	25,929
15,225	5.500%, 11/01/32 - 12/01/39	17,153
12,454	6.000%, 12/01/28 - 11/01/38	14,290
24,202	6.500%, 11/01/29 - 10/01/38	27,640
12,523	7.000%, 01/01/24 - 01/01/39	14,884
8,572	7.500%, 11/01/22 - 04/01/39	10,415
671	8.000%, 03/01/21 - 01/01/38	790
14	8.500%, 07/01/24 - 05/01/25	16
11	9.500%, 07/01/28	11
5	10.000%, 02/01/24	5
	Federal National Mortgage Association, Other,
37,642	ARM, 0.881%, 01/01/23	37,507
10,000	ARM, 0.901%, 12/01/24	10,033
9,865	ARM, 0.911%, 02/01/23	9,902
6,264	ARM, 0.911%, 03/01/25	6,218
6,691	ARM, 0.921%, 01/01/23	6,736
15,000	ARM, 0.961%, 07/01/24	14,955
7,085	ARM, 0.991%, 11/01/23	7,086
3,871	ARM, 1.001%, 08/01/22	3,873
8,132	ARM, 1.331%, 03/01/22	8,178
81	ARM, 3.000%, 08/01/34	86
6,929	1.470%, 12/01/19	6,861
8,968	1.690%, 12/01/19	8,929
11,166	1.940%, 07/01/19	11,213
13,452	2.000%, 12/01/20	13,451

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
80,712	2.010%, 06/01/20	80,981
2,083	2.030%, 08/01/19	2,112
16,999	2.140%, 04/01/19	17,180
4,239	2.150%, 01/01/23	4,197
8,213	2.190%, 05/01/19	8,310
6,236	2.200%, 07/01/19	6,296
5,625	2.240%, 12/01/22	5,597
8,925	2.280%, 12/01/22	8,900
3,307	2.320%, 12/01/22	3,306
14,910	2.330%, 01/01/23	14,902
32,469	2.340%, 12/01/22 - 01/01/23	32,477
27,170	2.370%, 07/01/19 - 01/01/23	27,442
7,518	2.380%, 11/01/22	7,540
14,815	2.390%, 10/01/22 - 12/01/22	14,866
9,659	2.395%, 01/01/22	9,742
49,875	2.400%, 12/01/22 - 05/01/26	49,602
5,206	2.410%, 11/01/22	5,224
18,026	2.420%, 12/01/22 - 06/01/23	18,055
15,742	2.440%, 11/01/22 - 01/01/23	15,816
43,494	2.450%, 06/01/19 - 02/01/23	43,756
7,787	2.470%, 09/01/22 - 11/01/22	7,823
28,934	2.490%, 03/01/23 - 05/01/26	28,409
22,555	2.500%, 04/01/23 - 10/01/31	21,888
8,251	2.510%, 01/01/23	8,292
37,147	2.520%, 10/01/22 - 05/01/23	37,239
2,690	2.540%, 05/01/23	2,697
14,377	2.550%, 11/01/22	14,532
5,237	2.570%, 10/01/22	5,300
7,740	2.590%, 06/01/28	7,484
14,055	2.600%, 06/01/22 - 01/01/23	14,245
18,708	2.610%, 07/01/22 - 06/01/26	18,544
5,201	2.620%, 10/01/17	5,227
22,410	2.630%, 09/01/21 - 06/01/25	22,669
5,828	2.635%, 10/01/22	5,911
24,512	2.640%, 04/01/23 - 06/01/26	24,158
8,968	2.650%, 08/01/22	9,098
17,730	2.660%, 12/01/22	18,174
31,679	2.670%, 07/01/22 - 07/01/31	31,183
14,967	2.680%, 05/01/25 - 06/01/27	14,836
11,996	2.690%, 10/01/17 - 07/01/22	12,168
23,887	2.700%, 04/01/22 - 04/01/25	24,121
5,271	2.705%, 04/01/23	5,359
10,000	2.730%, 07/01/28	9,661
8,228	2.750%, 03/01/22	8,403
13,945	2.760%, 06/01/22	14,243
17,727	2.766%, 06/01/23	18,024
22,420	2.770%, 05/01/22 - 06/01/23	22,846
4,281	2.780%, 06/01/27	4,235
8,000	2.790%, 05/01/27	7,902
14,914	2.810%, 05/01/27 - 08/01/31	14,692
9,426	2.820%, 07/01/22	9,655
39,974	2.830%, 05/01/27 - 06/01/27	39,541
44,394	2.840%, 01/01/25 - 04/01/26	44,689
19,382	2.860%, 05/01/22 - 01/01/25	19,793
8,500	2.890%, 05/01/27	8,487
24,616	2.900%, 05/01/22 - 06/01/31	24,770
6,000	2.910%, 03/01/27	5,997
56,820	2.920%, 12/01/24 - 05/01/30	56,658
34,177	2.940%, 05/01/22 - 05/01/30	34,355
23,615	2.960%, 01/01/25 - 06/01/30	23,673
44,272	2.970%, 01/01/22 - 06/01/30	44,956
19,730	2.980%, 07/01/22	20,355
17,461	2.990%, 02/01/22 - 01/01/25	17,852
51,831	3.000%, 06/01/27 - 02/01/43	51,825
9,711	3.020%, 05/01/22 - 06/01/25	9,983
56,686	3.030%, 12/01/21 - 04/01/30	57,132
10,762	3.040%, 12/01/18	11,061
13,179	3.050%, 04/01/22 - 01/01/25	13,584
7,497	3.060%, 02/01/22	7,766
28,024	3.080%, 03/01/22 - 04/01/30	28,476
11,457	3.090%, 01/01/22	11,876
37,962	3.100%, 05/01/22 - 05/01/30	38,506
25,303	3.110%, 12/01/24	25,974
49,412	3.120%, 01/01/22 - 06/01/35	49,468
47,234	3.130%, 04/01/30 - 06/01/30	47,094
45,594	3.140%, 02/01/22 - 12/01/26	46,974
9,471	3.150%, 07/01/30	9,529
13,200	3.170%, 08/01/25 - 02/01/30	13,417
18,724	3.180%, 01/01/26 - 06/01/30	19,047
17,000	3.190%, 12/01/26	17,402
7,174	3.200%, 01/01/22	7,468
23,090	3.210%, 03/01/22 - 03/01/31	23,597
14,047	3.220%, 12/01/26 - 04/01/30	14,276
5,012	3.230%, 11/01/20	5,219
20,000	3.240%, 12/01/26	20,503
18,110	3.250%, 09/01/26 - 07/01/27	18,616
8,000	3.260%, 12/01/26	8,238
6,729	3.270%, 11/01/20	7,027

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
61,305	3.290%, 10/01/20 - 11/01/26	63,347
15,564	3.300%, 12/01/26 - 07/01/30	15,916
3,311	3.310%, 12/01/21	3,462
8,500	3.320%, 05/01/24	8,870
10,000	3.330%, 09/01/27	10,312
16,000	3.340%, 02/01/27	16,554
11,776	3.350%, 09/01/30	12,077
7,054	3.360%, 10/01/20	7,381
7,864	3.370%, 09/01/30	8,079
12,018	3.380%, 01/01/18 - 12/01/23	12,278
2,381	3.390%, 08/01/17	2,395
2,996	3.400%, 10/01/21	3,143
16,596	3.430%, 09/01/20 - 11/01/21	17,411
12,726	3.440%, 12/01/21 - 10/01/26	13,322
32,277	3.450%, 01/01/24 - 04/01/35	33,659
7,523	3.480%, 12/01/20	7,899
206,862	3.500%, 10/01/20 - 01/01/44	213,824
9,000	3.510%, 08/01/23	9,494
5,396	3.520%, 01/01/18	5,472
8,609	3.540%, 10/01/20	9,054
7,363	3.543%, 12/01/20	7,736
13,000	3.550%, 02/01/30	13,612
3,629	3.563%, 01/01/21	3,829
19,117	3.570%, 11/01/34	19,694
22,783	3.590%, 10/01/20 - 08/01/23	24,081
1,629	3.600%, 09/01/20	1,718
9,200	3.610%, 11/01/34	9,455
9,474	3.630%, 01/01/18 - 10/01/35	9,782
4,911	3.640%, 01/01/25	5,201
42,150	3.670%, 07/01/23	44,839
3,220	3.700%, 12/01/20	3,401
15,422	3.738%, 06/01/18	15,730
9,754	3.740%, 07/01/20 - 07/01/23	10,351
3,853	3.760%, 12/01/35	3,986
27,400	3.765%, 12/01/25	29,235
34,324	3.770%, 01/01/21 - 09/01/21	36,479
4,906	3.800%, 03/01/18	5,003
21,149	3.830%, 12/01/20 - 12/01/21	22,559
22,091	3.850%, 09/01/20 - 09/01/21	23,486
8,218	3.860%, 07/01/21	8,772
10,103	3.870%, 01/01/21	10,750
14,760	3.881%, 09/01/21	15,762
30,845	3.890%, 08/01/20 - 09/01/21	32,881
5,955	3.915%, 10/01/20	6,328
5,636	3.920%, 09/01/21	6,025
16,044	3.930%, 07/01/20 - 01/01/21	17,032
8,968	3.940%, 07/01/21	9,600
13,244	3.950%, 07/01/20	14,065
8,414	3.960%, 08/01/20	8,951
5,426	3.970%, 06/01/21	5,812
4,572	3.990%, 07/01/21	4,903
143,994	4.000%, 04/01/20 - 03/01/46	152,798
6,009	4.020%, 06/01/21	6,444
5,707	4.050%, 01/01/21 - 08/01/21	6,119
8,629	4.060%, 07/01/21	9,282
26,809	4.066%, 07/01/20	28,580
15,413	4.070%, 10/01/21	16,577
5,839	4.100%, 06/01/21	6,283
14,324	4.130%, 11/01/19 - 08/01/21	15,296
14,716	4.160%, 03/01/21	15,813
16,281	4.180%, 12/01/19 - 09/01/23	17,621
4,689	4.190%, 06/01/21	5,060
17,654	4.240%, 11/01/19 - 06/01/21	19,026
15,784	4.250%, 04/01/21	17,079
27,524	4.260%, 12/01/19 - 07/01/21	29,646
6,211	4.263%, 06/01/21	6,669
15,875	4.281%, 01/01/20	16,750
6,075	4.283%, 01/01/21	6,515
4,763	4.295%, 06/01/21	5,170
6,612	4.300%, 08/01/20 - 04/01/21	6,875
7,757	4.313%, 07/01/21	8,439
10,462	4.330%, 02/01/21 - 04/01/21	11,292
16,142	4.340%, 06/01/21	17,526
12,649	4.350%, 04/01/20	13,535
12,992	4.360%, 05/01/21	14,099
9,771	4.369%, 02/01/20	10,426
14,215	4.381%, 04/01/20	15,198
6,540	4.390%, 05/01/21	7,096
55,153	4.399%, 02/01/20	59,088
2,511	4.400%, 02/01/20	2,686
3,628	4.450%, 01/01/21	3,928
8,071	4.480%, 06/01/21	8,801
98,312	4.500%, 08/01/21 - 03/01/44	107,852
15,232	4.503%, 12/01/19	16,202
5,234	4.540%, 01/01/20 - 07/01/26	5,723
8,990	4.552%, 08/01/26	9,965
10,832	4.640%, 01/01/21	11,796
9,922	4.662%, 12/01/26	11,139

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
9,126		4.762%, 08/01/26	10,237
5,808		4.766%, 08/01/26	6,517
1,517		5.000%, 04/01/31 - 12/01/32	1,684
7,583		5.240%, 05/01/17	7,585
1,613		5.500%, 03/01/17 - 06/01/39	1,730
6,990		5.823%, 10/01/17	7,186
2,282		6.000%, 02/01/36 - 11/01/48	2,563
1,710		6.500%, 04/01/36 - 05/01/37	1,877
1,368		7.000%, 02/01/36 - 01/01/38	1,538
145		8.000%, 11/01/37	161
23		10.500%, 04/15/19	24
		Government National Mortgage Association II, 30 Year, Single Family,
3,302		3.750%, 07/20/45	3,470
8,570		4.250%, 12/20/44	9,308
2,076		5.500%, 09/20/39	2,355
11,233		6.000%, 03/20/28 - 08/20/39	12,802
984		6.500%, 07/20/29	1,136
439		7.000%, 08/20/38	507
83		7.500%, 02/20/28 - 09/20/28	99
157		8.000%, 12/20/25 - 09/20/28	182
78		8.500%, 03/20/25 - 05/20/25	87
		Government National Mortgage Association II, Other,
3,121		3.750%, 09/20/38 - 01/20/39	3,302
4,561		4.465%, 05/20/63	4,864
70		6.000%, 11/20/38	75
		Government National Mortgage Association, 15 Year, Single Family,
3		6.000%, 10/15/17	3
8		6.500%, 06/15/17	8
		Government National Mortgage Association, 30 Year, Single Family,
3,784		5.500%, 04/15/33 - 09/15/34	4,301
104		6.000%, 11/15/28	119
2,443		6.500%, 01/15/24 - 12/15/35	2,817
4,864		7.000%, 08/15/23 - 04/15/37	5,727
577		7.500%, 11/15/22 - 10/15/37	655
16		8.000%, 07/15/22 - 08/15/28	17
–	(h)	8.500%, 03/15/17 - 11/15/17	1
11		9.000%, 02/15/20 - 11/15/24	12
426		9.500%, 09/15/18 - 12/15/25	459

		Total Mortgage Pass-Through Securities (Cost $4,527,275)	4,571,994

Municipal Bonds — 0.3% (t)
		California — 0.0% (g)
3,060		Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	3,915
2,400		State of California, Various Purpose, GO, 7.300%, 10/01/39	3,384

			7,299

		Illinois — 0.0% (g)
4,890		State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	4,379

		New York — 0.2%
2,240		New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series D, Rev., 5.600%, 03/15/40	2,772
		Port Authority of New York & New Jersey, Consolidated,
10,965		Series 164, Rev., 5.647%, 11/01/40	13,219
17,925		Series 174, Rev., 4.458%, 10/01/62	18,019
3,780		Port Authority of New York & New Jersey, Consolidated 165, Rev., 5.647%, 11/01/40	4,563

			38,573

		Ohio — 0.1%
11,725		American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	16,339
		Ohio State University, General Receipts,
1,000		Rev., 5.590%, 12/01/14[5]	1,048
3,478		Series A, Rev., 4.048%, 12/01/56	3,438
9,576		Series A, Rev., 4.800%, 06/01/11[4]	9,459

			30,284

		Total Municipal Bonds (Cost $73,108)	80,535

Preferred Security — 0.0% (g) (x)
		Financials — 0.0% (g)
		Insurance — 0.0% (g)
9,929		Dai-ichi Life Insurance Co., Ltd. (The), (Japan), VAR, 4.000%, 07/24/26 (e) (Cost $9,929)	9,358

Supranational — 0.1%
23,640		African Development Bank, 8.800%, 09/01/19 (Cost $27,194)	28,007

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 2.6%
2,986	Federal Farm Credit Bank, 5.125%, 11/15/18	3,210
9,865	Federal Home Loan Bank, 5.500%, 07/15/36	13,018
23,765	Federal National Mortgage Association, 4.102%, 06/01/17 (n)	23,665
8,071	Federal National Mortgage Association STRIPS, 3.746%, 05/15/30 (n)	5,162
	Financing Corp. STRIPS,
59,680	1.286%, 05/11/18 (n)	58,661
3,506	1.604%, 11/30/17 (n)	3,469
1,795	2.142%, 03/07/19 (n)	1,738
1,688	2.205%, 04/06/18 (n)	1,658
11,944	Government Trust Certificate, Series 1-Z, Zero Coupon, 04/01/19	11,480
	Residual Funding Corp. STRIPS,
47,400	1.534%, 01/15/21 (n)	43,641
166,149	1.612%, 10/15/19 (n)	158,975
225,211	1.852%, 07/15/20 (n)	210,641
50,759	1.917%, 10/15/20 (n)	47,160
30,700	2.752%, 01/15/30 (n)	20,068
18,250	2.981%, 04/15/30 (n)	11,874
	Resolution Funding Corp. Interest STRIPS,
12,675	0.000%, 01/15/26 (n)	9,786
11,275	4.616%, 10/15/25 (n)	8,888
	Tennessee Valley Authority,
4,129	4.250%, 09/15/65	4,248
2,632	4.625%, 09/15/60	2,926
14,269	5.250%, 09/15/39	17,815
493	5.500%, 06/15/38	634
7,668	5.880%, 04/01/36	10,196
	Tennessee Valley Authority STRIPS,
3,711	2.141%, 12/15/17 (n)	3,663
3,500	3.264%, 12/15/28 (n)	2,285
17,495	3.638%, 11/01/25 (n)	13,350
2,242	4.292%, 06/15/35 (n)	1,103
10,762	4.434%, 05/01/19 (n)	10,312
3,119	4.657%, 07/15/28 (n)	2,099

	Total U.S. Government Agency Securities (Cost $703,313)	701,725

U.S. Treasury Obligations — 23.4%
	U.S. Treasury Bonds,
25,000	2.875%, 05/15/43	24,252
26,500	3.500%, 02/15/39	29,109
38,050	4.250%, 05/15/39	46,405
73,390	4.375%, 02/15/38	91,600
76,320	4.375%, 11/15/39	94,631
134,780	4.375%, 05/15/40	167,169
7,861	4.500%, 05/15/38	9,974
71,284	4.500%, 08/15/39	89,899
31,370	4.750%, 02/15/37	40,984
583	5.250%, 11/15/28	746
29,475	8.000%, 11/15/21	37,975
14,932	8.125%, 05/15/21	18,965
17,000	8.750%, 05/15/20	21,103
54,785	8.750%, 08/15/20	68,836
	U.S. Treasury Coupon STRIPS,
72,700	1.812%, 11/15/19 (n)	69,661
123,537	1.909%, 05/15/21 (n)	113,710
17,000	1.934%, 08/15/25 (n)	13,747
212,665	2.088%, 02/15/21 (n)	197,107
113,900	2.154%, 11/15/23 (n)	97,292
63,421	2.235%, 05/15/25 (n)	51,665
106,435	2.308%, 08/15/23 (n)	91,653
59,076	2.355%, 02/15/24 (n)	50,052
25,842	2.412%, 02/15/20 (n)	24,608
149,456	2.437%, 05/15/22 (n)	133,572
105,800	2.501%, 08/15/22 (n)	93,947
204,956	2.584%, 02/15/22 (n)	184,574
171,800	2.675%, 11/15/22 (n)	151,331
108,421	2.698%, 08/15/21 (n)	99,062
248,580	2.750%, 05/15/23 (n)	215,505
51,591	2.762%, 08/15/24 (n)	43,042
121,891	2.853%, 02/15/34 (n)	73,613
54,049	2.865%, 05/15/28 (n)	39,813
97,800	2.869%, 08/15/32 (n)	62,516
71,937	2.901%, 08/15/18 (n)	70,606
172,788	3.029%, 11/15/32 (n)	109,194
229,322	3.032%, 02/15/23 (n)	200,606
103,866	3.099%, 02/15/32 (n)	67,407
14,870	3.112%, 05/15/29 (n)	10,596
78,371	3.164%, 11/15/21 (n)	71,103
17,278	3.190%, 05/15/24 (n)	14,528
72,532	3.218%, 08/15/28 (n)	52,902
189,907	3.223%, 08/15/20 (n)	178,610
7,608	3.266%, 08/15/26 (n)	5,947
221,297	3.269%, 05/15/32 (n)	142,257
16,680	3.334%, 05/15/35 (n)	9,639

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
93,350	3.356%, 05/15/31 (n)	62,236
133,709	3.359%, 11/15/33 (n)	81,647
59,956	3.386%, 11/15/29 (n)	41,973
36,300	3.386%, 02/15/33 (n)	22,812
14,106	3.393%, 05/15/18 (n)	13,885
38,512	3.395%, 08/15/29 (n)	27,267
143,105	3.414%, 05/15/33 (n)	88,769
21,613	3.438%, 11/15/34 (n)	12,689
347,451	3.446%, 05/15/20 (n)	328,796
135,684	3.452%, 02/15/27 (n)	104,394
81,052	3.480%, 02/15/29 (n)	58,282
87,828	3.483%, 11/15/26 (n)	68,158
84,028	3.557%, 11/15/27 (n)	62,923
180,863	3.594%, 08/15/19 (n)	174,231
98,421	3.596%, 11/15/31 (n)	64,385
25,155	3.659%, 08/15/34 (n)	14,923
122,874	3.688%, 05/15/19 (n)	119,049
25,906	3.730%, 02/15/35 (n)	15,100
28,525	3.767%, 05/15/34 (n)	17,058
89,733	3.889%, 08/15/30 (n)	61,375
50,188	3.954%, 08/15/31 (n)	33,200
72,252	4.003%, 02/15/31 (n)	48,699
57,436	4.016%, 11/15/30 (n)	38,902
46,760	4.130%, 11/15/28 (n)	33,849
33,200	4.179%, 11/15/24 (n)	27,448
31,792	4.237%, 02/15/18 (n)	31,415
67,515	4.372%, 02/15/28 (n)	50,123
6,700	4.443%, 02/15/26 (n)	5,322
75,636	4.497%, 05/15/30 (n)	52,115
45,886	4.562%, 08/15/27 (n)	34,791
24,999	4.567%, 05/15/26 (n)	19,691
24,963	4.740%, 08/15/33 (n)	15,406
82,771	5.030%, 11/15/17 (n)	82,049
1,525	5.158%, 08/15/35 (n)	877
111,213	5.197%, 02/15/30 (n)	77,168
6,601	5.385%, 02/15/25 (n)	5,420
17,309	6.151%, 05/15/27 (n)	13,189
1,054	6.352%, 05/15/36 (n)	590
	U.S. Treasury Inflation Indexed Bonds,
2,100	1.750%, 01/15/28	2,716
3,587	2.500%, 01/15/29	4,892
9,066	3.625%, 04/15/28	17,895
	U.S. Treasury Inflation Indexed Notes,
10,000	0.125%, 04/15/18	10,513
22,231	0.125%, 01/15/22	23,742
2,584	1.375%, 01/15/20	3,029
	U.S. Treasury Notes,
7,600	0.750%, 02/15/19	7,530
69,175	0.875%, 10/15/17	69,197
10,788	1.000%, 11/30/19	10,661
16,770	1.250%, 10/31/18	16,812
79,091	1.250%, 11/30/18	79,279
18,500	1.250%, 02/29/20	18,361
16,278	1.375%, 12/31/18	16,354
13,000	1.375%, 02/28/19	13,051
10,000	1.375%, 05/31/20	9,932
11,860	1.500%, 05/31/19	11,927
8,000	1.625%, 07/31/19	8,062
5,000	1.750%, 10/31/20	5,013
2,500	2.000%, 11/30/20	2,527
15,000	2.000%, 02/28/21	15,141
10,000	2.125%, 08/31/20	10,169
35,000	2.125%, 09/30/21	35,369
1,794	2.250%, 11/30/17	1,818
23,317	2.625%, 01/31/18	23,764
90,991	2.625%, 08/15/20	94,176
34,504	2.625%, 11/15/20	35,717
12,681	2.750%, 12/31/17	12,928
52,451	2.875%, 03/31/18	53,748
52,041	3.125%, 04/30/17	52,595
103,518	3.125%, 05/15/19	108,136
25,000	3.125%, 05/15/21	26,397
1,535	3.250%, 12/31/16	1,539
47,007	3.500%, 02/15/18	48,421
17,039	3.625%, 02/15/21	18,332
11,647	4.250%, 11/15/17	12,017
8,520	4.625%, 02/15/17	8,593

	Total U.S. Treasury Obligations (Cost $6,215,342)	6,382,072

Loan Assignment — 0.1%
	Consumer Discretionary — 0.1%
	Hotels, Restaurants & Leisure — 0.1%
36,597	Lila Mexican Holdings LLC, Tranche B, VAR, 3.538%, 08/11/22 (Cost $35,513)	35,859

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.5%
	Investment Company — 1.5%
399,931	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.690% (b) (l) (Cost $399,954)	400,051

	Total Investments — 99.8% (Cost $26,849,791)	27,212,271
	Other Assets in Excess of Liabilities — 0.2%	52,915

	NET ASSETS — 100.0%	$27,265,186

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2016.
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
CSMC	—	Credit Suisse Mortgage Trust
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2016. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2016.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2016.

(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of November 30, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2016.

[1]	—	Security matures in 2110.
[2]	—	Security matures in 2115.
[3]	—	Security matures in 2105.
[4]	—	Security matures in 2111.
[5]	—	Security matures in 2114.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$592,681
Aggregate gross unrealized depreciation	(230,201)

Net unrealized appreciation/depreciation	$362,480

Federal income tax cost of investments	$26,849,791

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$2,224,303	$880,497	$3,104,800
Collateralized Mortgage Obligations
Agency CMO	—	3,472,347	12	3,472,359
Non-Agency CMO	—	498,497	68,366	566,863

Total Collateralized Mortgage Obligations	—	3,970,844	68,378	4,039,222

Commercial Mortgage-Backed Securities	—	751,938	71,484	823,422
Corporate Bonds
Consumer Discretionary	—	433,263	—	433,263
Consumer Staples	—	346,402	—	346,402
Energy	—	656,133	—	656,133
Financials	—	2,651,479	—	2,651,479
Health Care	—	407,622	—	407,622
Industrials	—	526,529	—	526,529
Information Technology	—	393,107	—	393,107
Materials	—	185,462	—	185,462
Real Estate	—	193,985	—	193,985
Telecommunication Services	—	410,978	—	410,978
Utilities	—	549,116	—	549,116

Total Corporate Bonds	—	6,754,076	—	6,754,076

Foreign Government Securities	—	281,150	—	281,150
Mortgage Pass-Through Securities	—	4,571,994	—	4,571,994
Municipal Bonds	—	80,535	—	80,535
Preferred Security
Financials	—	9,358	—	9,358
Supranational	—	28,007	—	28,007
U.S. Government Agency Securities	—	701,725	—	701,725
U.S. Treasury Obligations	—	6,382,072	—	6,382,072
Loan Assignment
Consumer Discretionary	—	35,859	—	35,859
Short-Term Investment
Investment Company	400,051	—	—	400,051

Total Investments in Securities	$400,051	$25,791,861	$1,020,359	$27,212,271

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers between level 1 and level 2 during the period ended November 30, 2016.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Core Bond Fund	Balance as of February 29, 2016	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2016
Investments in Securities
Asset-Backed Securities	$291,801	$208	$3,950	$(3,618)	$256,500	$(245,413)	$628,449	$(51,380)	$880,497
Collateralized Mortgage Obligations - Agency CMO	—	—	12	—	—	—	—	—	12
Collateralized Mortgage Obligations - Non-Agency CMO	67,974	—	(5,363)	(473)	32,002	(34,699)	10,114	(1,189)	68,366
Commercial Mortgage-Backed Securities	106,750	—	(1,431)	(9,191)	—	(16,136)	—	(8,508)	71,484
Loan Assignment - Financials	10,289	—	52	—	995	(11,336)	—	—	—

Total	$476,814	$208	$(2,780)	$(13,282)	$289,497	$(307,584)	$638,563	$(61,077)	$1,020,359

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

Transfers from level 2 to level 3 or from level 3 to level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price for the period ended November 30, 2016.

The change in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2016, which were valued using significant unobservable inputs (level 3) amounted to approximately $(861,000).

Core Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$496,511	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (3.81%)
			Constant Default Rate	0.00% - 50.00% (12.99%)
			Yield (Discount Rate of Cash Flows)	1.50% - 25.00% (4.19%)
			Projected Principal Writedown	83.00% (83.00%)
Asset-Backed Securities	496,511

	59,738	Discounted Cash Flow	PSA Prepayment Model	320.00% (320.00%)
			Constant Prepayment Rate	2.00% - 37.14% (13.40%)
			Constant Default Rate	0.00% - 9.64% (1.96%)
			Yield (Discount Rate of Cash Flows)	0.61% - 199.00% (6.93%)

Collateralized Mortgage Obligations	59,738
	41,137	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (27.25%)
			Yield (Discount Rate of Cash Flows)	0.91% - 8.21% (4.88%)

Commercial Mortgage-Backed Securities	41,137

Total	$597,386

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2016, the value of these investments was approximately $422,973,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 12.5%
412	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 1.384%, 12/27/22 (e)	413
	Accredited Mortgage Loan Trust,
170	Series 2006-1, Class A3, VAR, 0.714%, 04/25/36	170
209	Series 2006-2, Class A3, VAR, 0.742%, 09/25/36	208
1,200	Ajax Mortgage Loan Trust, Series 2016-2, Class A, SUB, 4.125%, 10/25/56 (e)	1,200
1,297	Ally Auto Receivables Trust, Series 2015-SN1, Class A3, 1.210%, 12/20/17	1,298
	American Credit Acceptance Receivables Trust,
5,000	Series 2013-2, Class D, 5.920%, 08/17/20 (e)	5,084
10,000	Series 2016-2, Class C, 6.090%, 05/12/22 (e)	10,436
6,975	Series 2016-3, Class C, 4.260%, 08/12/22 (e)	6,927
6,956	Series 2016-4, Class C, 2.910%, 02/13/23 (e)	6,921
	American Homes 4 Rent Trust,
5,000	Series 2014-SFR3, Class D, 5.040%, 12/17/36 (e)	5,233
1,445	Series 2014-SFR3, Class E, 6.418%, 12/17/36 (e)	1,551
1,250	Series 2015-SFR1, Class E, 5.639%, 04/17/52 (e)	1,274
	AmeriCredit Automobile Receivables Trust,
2,263	Series 2015-1, Class A3, 1.260%, 11/08/19	2,263
4,580	Series 2015-2, Class A3, 1.270%, 01/08/20	4,580
5,317	Series 2016-3, Class B, 1.800%, 10/08/21	5,271
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
226	Series 2003-5, Class A6, SUB, 4.297%, 04/25/33	228
35	Series 2003-13, Class AF6, SUB, 4.965%, 01/25/34	36
	AMSR Trust,
3,007	Series 2016-SFR1, Class E, VAR, 3.700%, 11/17/33 (e)	3,021
3,007	Series 2016-SFR1, Class F, VAR, 4.450%, 11/17/33 (e)	3,007
	Anchor Assets IX LLC,
10,000	Series 2016-1, Class A, 5.125%, 02/15/20 (e)	10,000
7,100	Series 2016-1, Class B, 6.250%, 02/15/20 (e)	7,100
5,516	ARLP Securitization Trust, Series 2015-1, Class A1, SUB, 3.967%, 05/25/55 (e)	5,526
	B2R Mortgage Trust,
3,657	Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	3,632
4,477	Series 2016-1, Class A, 2.567%, 06/15/49 (e)	4,409
2	BankBoston Home Equity Loan Trust, Series 1998-1, Class A6, 6.350%, 07/25/28	2
4,444	BCC Funding XIII LLC, Series 2016-1, Class A2, 2.200%, 12/20/21 (e)	4,427
	Bear Stearns Asset-Backed Securities Trust,
313	Series 2003-SD2, Class 2A, VAR, 3.289%, 06/25/43	293
396	Series 2006-SD1, Class A, VAR, 0.962%, 04/25/36	385
	Blue Elephant Loan Trust,
514	Series 2015-1, Class A, 3.120%, 12/15/22 (e)	513
1,850	Series 2015-1, Class B, 5.560%, 12/15/22 (e)	1,843
556	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	552
1,895	California Republic Auto Receivables Trust, Series 2016-2, Class A3, 1.560%, 07/15/20	1,894
10,000	CAM Mortgage LLC, Series 2015-1, Class M, VAR, 4.750%, 07/15/64 (e)	9,881
6,772	CAM Mortgage Trust, Series 2016-2, Class A1, SUB, 3.250%, 06/15/57 (e)	6,728
9,980	Camillo Issuer LLC, Series 2016-SFR, Class 1A1, 5.000%, 12/05/23	9,980
4,116	Capital Auto Receivables Asset Trust, Series 2015-1, Class A2, 1.420%, 06/20/18	4,117
	CarFinance Capital Auto Trust,
294	Series 2013-1A, Class B, 2.750%, 11/15/18 (e)	294
2,500	Series 2014-1A, Class C, 3.450%, 04/15/20 (e)	2,535
3,193	Series 2014-2A, Class B, 2.640%, 11/16/20 (e)	3,203
2,750	Series 2014-2A, Class C, 3.240%, 11/16/20 (e)	2,752
4,000	Series 2014-2A, Class D, 4.280%, 11/16/20 (e)	3,998
5,400	Series 2015-1A, Class C, 4.660%, 06/15/21 (e)	5,399

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
3,900	Series 2015-1A, Class D, 3.580%, 06/15/21 (e)	3,906
1,070	Series 2015-1A, Class E, 5.490%, 01/18/22 (e)	1,079
2,006	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.780%, 10/15/21 (e)	1,524
	Centex Home Equity Loan Trust,
108	Series 2001-B, Class A6, 6.360%, 07/25/32	109
191	Series 2002-C, Class AF4, SUB, 4.980%, 06/25/31	193
132	Series 2003-B, Class AF4, SUB, 3.735%, 02/25/32	132
36	Series 2004-D, Class AF4, SUB, 5.180%, 06/25/32	36
3,000	Citi Held For Asset Issuance 2016-PM1, Series 2016-PM1, Class B, 7.670%, 04/15/25 (e)	3,176
1,372	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,820
186	Citigroup Global Markets Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	184
	Colony American Finance Ltd., (Cayman Islands),
3,293	Series 2016-1, Class A, 2.544%, 06/15/48 (e)	3,239
10,056	Series 2016-2, Class A, 2.554%, 11/15/48 (e)	9,859
5,000	Conix Mortgage Asset Trust, Series 2013-1, Class M1, VAR, 5.000%, 12/25/47 (d) (e)	285
2,597	Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.210%, 03/15/21 (e)	2,603
14,159	COOF Securitization Trust Ltd., Series 2014-1, Class A, IO, VAR, 3.033%, 06/25/40 (e)	1,597
126	Countrywide Asset-Backed Certificates, Series 2004-13, Class MV8, VAR, 3.084%, 01/25/35	2
	CPS Auto Receivables Trust,
613	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	615
192	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	191
2,099	Series 2016-B, Class B, 3.180%, 09/15/20 (e)	2,131
12,600	Series 2016-C, Class C, 3.270%, 06/15/22 (e)	12,630
	CPS Auto Trust,
221	Series 2012-C, Class B, 2.280%, 12/16/19 (e)	221
138	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	138
6,048	Credit Acceptance Auto Loan Trust, Series 2016-3A, Class C, 3.600%, 04/15/25 (e)	5,964
69	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, SUB, 5.510%, 08/25/32	75
	CWABS, Inc. Asset-Backed Certificates Trust,
297	Series 2004-1, Class 3A, VAR, 1.152%, 04/25/34	250
305	Series 2004-1, Class M1, VAR, 1.342%, 03/25/34	294
45	Series 2004-1, Class M2, VAR, 1.417%, 03/25/34	41
689	Series 2004-6, Class M1, VAR, 1.492%, 10/25/34	649
	Drive Auto Receivables Trust,
2,943	Series 2015-AA, Class D, 4.120%, 07/15/22 (e)	3,003
5,900	Series 2015-DA, Class D, 4.590%, 01/17/23 (e)	6,054
5,829	Series 2016-CA, Class D, 4.180%, 03/15/24 (e)	5,828
	DT Auto Owner Trust,
5,727	Series 2015-1A, Class D, 4.260%, 02/15/22 (e)	5,817
5,000	Series 2016-1A, Class D, 4.660%, 12/15/22 (e)	5,089
974	Series 2016-2A, Class C, 3.670%, 01/18/22 (e)	986
10,965	Series 2016-3A, Class B, 2.650%, 07/15/20 (e)	11,032
6,000	Series 2016-3A, Class C, 3.150%, 03/15/22 (e)	6,011
1,713	Series 2016-4A, Class B, 2.020%, 08/17/20 (e)	1,709
2,962	Series 2016-4A, Class D, 3.770%, 10/17/22 (e)	2,922
340	Equity One Mortgage Pass-Through Trust, Series 2003-2, Class M1, VAR, 5.050%, 09/25/33	343
	Exeter Automobile Receivables Trust,
1,125	Series 2014-2A, Class C, 3.260%, 12/16/19 (e)	1,132
5,555	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	5,570

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
2,150	Series 2015-2A, Class D, 5.790%, 05/16/22 (e)	2,157
6,884	Series 2015-3A, Class C, 4.830%, 08/16/21 (e)	7,043
445	Series 2016-1A, Class C, 5.520%, 10/15/21 (e)	461
4,721	Series 2016-3A, Class A, 1.840%, 11/16/20 (e)	4,716
3,480	Series 2016-3A, Class B, 2.840%, 08/16/21 (e)	3,460
	First Investors Auto Owner Trust,
2,673	Series 2013-1A, Class C, 2.020%, 01/15/19 (e)	2,674
5,000	Series 2016-2A, Class B, 2.210%, 07/15/22 (e)	4,943
5,000	Series 2016-2A, Class C, 2.530%, 07/15/22 (e)	4,928
3,500	Series 2016-2A, Class D, 3.350%, 11/15/22 (e)	3,444
7,788	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	7,764
	Flagship Credit Auto Trust,
3,827	Series 2013-1, Class C, 3.590%, 03/15/19 (e)	3,852
4,000	Series 2014-1, Class C, 3.340%, 04/15/20 (e)	4,015
4,460	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	4,479
4,337	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	4,348
6,000	Series 2016-2, Class C, 6.220%, 09/15/22 (e)	6,377
2,404	Ford Credit Auto Owner Trust, Series 2015-A, Class A3, 1.280%, 09/15/19	2,406
8,933	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	8,944
595	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class A6, VAR, 6.700%, 04/25/29	638
	GLC II Trust,
379	Series 2014-A, Class A, 4.000%, 12/18/20 (e)	376
3,064	Series 2014-A, Class B, 6.000%, 12/18/20 (e)	2,996
	GLC Trust,
1,363	Series 2014-A, Class A, 3.000%, 07/15/21 (e)	1,341
682	Series 2014-A, Class B, 4.000%, 07/15/21 (e)	667
5,000	GLS Auto Receivables Trust, Series 2016-1A, Class C, 6.900%, 10/15/21 (e)	5,264
	GMAT Trust,
408	Series 2013-1A, Class A, SUB, 6.967%, 11/25/43 (e)	409
5,000	Series 2013-1A, Class M, VAR, 5.000%, 11/25/43 (e)	4,761
	GO Financial Auto Securitization Trust,
9,400	Series 2015-1, Class C, 5.760%, 03/15/21 (e)	9,349
4,227	Series 2015-2, Class A, 3.270%, 11/15/18 (e)	4,232
4,250	Golden Bear LLC, Series 2016-R, Class R, 5.650%, 09/20/47 (e)	4,250
1,997	Goodgreen Trust, Series 2016-1A, Class B, 5.240%, 10/15/52 (e)	1,983
	Green Tree Agency Advance Funding Trust I,
2,965	Series 2016-T1, Class BT1, 3.122%, 10/15/48 (e)	2,949
3,842	Series 2016-T1, Class DT1, 4.058%, 10/15/48 (e)	3,821
3,669	HERO Funding Trust, Series 2016-3A, Class A1, 3.080%, 09/20/42 (e)	3,669
107	Home Loan Trust, Series 2003-HI2, Class A6, SUB, 5.260%, 07/25/28	107
4,553	Honda Auto Receivables Owner Trust, Series 2015-1, Class A3, 1.050%, 10/15/18	4,550
200	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, VAR, 1.762%, 11/20/36	200
1,902	Hyundai Auto Receivables Trust, Series 2015-A, Class A3, 1.050%, 04/15/19	1,901
5,000	Kabbage Funding Resecuritization Trust, Series 2014-1RT, Class A22, VAR, 3.287%, 03/08/18 (e)	4,949
	KGS-Alpha SBA COOF Trust,
20,158	Series 2012-2, Class A, IO, VAR, 0.822%, 08/25/38 (e)	536
21,602	Series 2012-4, Class A, IO, VAR, 1.075%, 09/25/37 (e)	722
15,397	Series 2013-2, Class A, IO, VAR, 1.577%, 03/25/39 (e)	712
	LendingClub Issuance Trust,
2,656	Series 2016-NP1, Class A, 3.750%, 06/15/22 (e)	2,665
3,132	Series 2016-NP2, Class A, 3.000%, 01/17/23 (e)	3,132
5,625	Lendmark Funding Trust, Series 2016-2A, Class B, 4.660%, 04/21/25 (e)	5,558

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	Long Beach Mortgage Loan Trust,
81	Series 2004-1, Class M3, VAR, 1.642%, 02/25/34	78
2	Series 2004-5, Class M6, VAR, 3.092%, 09/25/34	1
	LV Tower 52 Issuer LLC,
7,705	Series 2013-1, Class A, 5.500%, 07/15/19 (e)	7,624
7,179	Series 2013-1, Class M, 7.500%, 07/15/19 (e)	6,999
	MarketPlace Loan Trust,
436	Series 2015-OD4, Class A, 3.250%, 12/18/17 (e)	436
2,537	Series 2015-OD4, Class B, 5.250%, 12/18/17 (e)	2,524
	Marlette Funding Trust,
5,183	Series 2016-1A, Class A, 3.060%, 01/17/23 (e)	5,184
6,741	Series 2016-1A, Class B, 4.780%, 10/15/21 (e)	6,697
	Mid-State Capital Corp. Trust,
161	Series 2005-1, Class A, 5.745%, 01/15/40	173
3,837	Series 2005-1, Class M1, 6.106%, 01/15/40	4,127
1,838	Series 2006-1, Class A, 5.787%, 10/15/40 (e)	1,961
2,230	Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	2,327
891	Series 2006-1, Class M2, 6.742%, 10/15/40 (e)	943
379	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-SD1, Class M1, VAR, 2.842%, 03/25/33	356
24,753	Murray Hill Marketplace Trust, Series 2016-LC1, Class A, 4.190%, 11/25/22 (e)	24,876
	Nationstar HECM Loan Trust,
3,032	Series 2016-2A, Class A, 2.239%, 06/25/26 (e)	3,038
6,299	Series 2016-2A, Class M1, 3.598%, 06/25/26 (e)	6,317
9,502	Series 2016-3A, Class M1, 3.147%, 08/25/26 (e)	9,475
	New Century Home Equity Loan Trust,
695	Series 2003-5, Class AI6, SUB, 5.178%, 11/25/33	703
610	Series 2005-1, Class M1, VAR, 1.267%, 03/25/35	573
10,000	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class AT2, 2.575%, 10/15/49 (e)	9,970
	NRPL Trust,
9,307	Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	9,099
3,278	Series 2015-2A, Class A2, SUB, 3.750%, 10/25/57 (e)	3,133
2,635	NRZ Advance Receivables Trust Advance Receivables Backed, Series 2016-T1, Class CT1, 3.836%, 06/15/49 (e)	2,593
10,150	NRZ Advance Receivables Trust Advance Receivables Backed Notes, Series 2015-T4, Class DT4, 4.671%, 11/15/47 (e)	10,157
5,257	Oak Hill Advisors Residential Loan Trust, Series 2015-NPL2, Class A2, SUB, 4.000%, 07/25/55 (e)	5,141
	Ocwen Master Advance Receivables Trust,
1,338	Series 2015-T3, Class CT3, 4.196%, 11/15/47 (e)	1,340
9,984	Series 2015-T3, Class DT3, 4.687%, 11/15/47 (e)	10,059
6,725	Series 2016-T2, Class DT2, 4.446%, 08/16/49 (e)	6,706
1,823	OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class B, 7.630%, 05/17/20 (e)	1,857
	OneMain Direct Auto Receivables Trust,
7,033	Series 2016-1A, Class A, 2.040%, 01/15/21 (e)	7,047
10,000	Series 2016-1A, Class C, 4.580%, 09/15/21 (e)	10,078
	OneMain Financial Issuance Trust,
4,267	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	4,268
4,502	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	4,506
314	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	314
3,944	Series 2014-2A, Class C, 4.330%, 09/18/24 (e)	3,917
5,267	Series 2014-2A, Class D, 5.310%, 09/18/24 (e)	5,303
7,020	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	7,075
7,435	Series 2015-1A, Class C, 5.120%, 03/18/26 (e)	7,443
6,120	Series 2015-2A, Class C, 4.320%, 07/18/25 (e)	6,027

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
4,970	Series 2016-1A, Class A, 3.660%, 02/20/29 (e)	5,049
4,000	Series 2016-1A, Class B, 4.570%, 02/20/29 (e)	4,057
7,400	Series 2016-1A, Class C, 6.000%, 02/20/29 (e)	7,526
6,535	Series 2016-2A, Class C, SUB, 5.670%, 03/20/28 (e)	6,666
	Oportun Funding II LLC,
4,738	Series 2016-A, Class A, 4.700%, 03/08/21 (e)	4,811
1,622	Series 2016-A, Class B, 6.410%, 03/08/21 (e)	1,621
2,394	Oportun Funding III LLC, Series 2016-B, Class B, 5.160%, 07/08/21 (e)	2,393
2,171	Oportun Funding IV LLC, Series 2016-C, Class B, 4.850%, 11/08/21 (e)	2,161
211	PFS Tax Lien Trust, Series 2014-1, 1.440%, 05/15/29 (e)	210
4,452	Prestige Auto Receivables Trust, Series 2016-2A, Class D, 3.910%, 11/15/22 (e)	4,378
	Progreso Receivables Funding III LLC,
5,885	Series 2015-A, Class A, 3.625%, 02/08/20 (e)	5,904
4,531	Series 2015-A, Class B, 5.500%, 02/08/20 (e)	4,542
	Progress Residential Trust,
10,751	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	10,711
5,000	Series 2015-SFR2, Class D, 3.684%, 06/12/32 (e)	4,962
3,602	Series 2015-SFR2, Class E, 4.427%, 06/12/32 (e)	3,546
3,154	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	3,233
5,580	Series 2015-SFR3, Class E, 5.660%, 11/12/32 (e)	5,716
2,012	Series 2016-SFR1, Class C, VAR, 3.050%, 09/17/33 (e)	2,034
6,147	Series 2016-SFR1, Class E, VAR, 4.400%, 09/17/33 (e)	6,200
	Purchasing Power Funding LLC,
9,400	Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	9,400
1,070	Series 2015-A, Class B, 6.000%, 12/15/19 (e)	1,070
10,250	Series 2016-A, VAR, 0.000%, 02/27/19	10,250
17,385	Rice Park Financing Trust, Series 2016-A, Class A, 4.625%, 10/31/41 (e)	17,330
236	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.397%, 01/25/36	175
184	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	184
2,745	Sierra Auto Receivables Securitization Trust, Series 2016-1A, Class A, 2.850%, 01/18/22 (e)	2,765
1,700	SNAAC Auto Receivables Trust, Series 2014-1A, Class E, 4.580%, 04/15/21 (e)	1,686
3,677	SoFi Consumer Loan Program LLC, Series 2016-2A, Class A, 3.090%, 10/27/25 (e)	3,681
1,370	Soundview Home Loan Trust, Series 2007-OPT1, Class 2A1, VAR, 0.672%, 06/25/37	912
	Springleaf Funding Trust,
6,000	Series 2014-AA, Class C, 4.450%, 12/15/22 (e)	6,017
5,808	Series 2015-AA, Class C, 5.040%, 11/15/24 (e)	5,670
5,800	Series 2015-AA, Class D, 6.310%, 11/15/24 (e)	5,813
9,290	Spruce ABS Trust, Series 2016-E1, Class B, 6.900%, 06/15/28 (e)	9,247
8	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-OSI, Class A2, VAR, 0.682%, 06/25/37	7
2,012	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	2,012
4,678	Tidewater Auto Receivables Trust, Series 2014-AA, Class D, 3.570%, 05/15/21 (e)	4,708
4,195	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class B, VAR, 2.788%, 10/15/21 (e)	4,169
3,083	Tricon American Homes Trust, Series 2016-SFR1, Class C, 3.487%, 11/17/33 (e)	3,026
	U.S. Residential Opportunity Fund III Trust,
3,449	Series 2016-1III, Class A, SUB, 3.475%, 07/27/36 (e)	3,442
13,633	Series 2016-2III, Class A, SUB, 3.475%, 08/27/36 (e)	13,591
369	Unipac IX LLC, 13.000%, 12/31/20	341
	United Auto Credit Securitization Trust,
6,000	Series 2016-1, Class D, 4.680%, 07/15/20 (e)	6,114
3,750	Series 2016-1, Class E, 7.100%, 05/16/22 (e)	3,795
4,776	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	4,770

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
14,383		VOLT L LLC, Series 2016-NP10, Class A1, SUB, 3.500%, 09/25/46 (e)	14,398
11,799		VOLT LI LLC, Series 2016-NP11, Class A1, SUB, 3.500%, 10/25/46 (e)	11,783
20,805		VOLT LII LLC, Series 2016-NP12, Class A1, SUB, 3.625%, 11/26/46 (e)	20,744
1,177		VOLT XIX LLC, Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	1,182
6,710		VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	6,763
2,024		VOLT XLV LLC, Series 2016-NPL5, Class A1, SUB, 4.000%, 05/25/46 (e)	2,038
10,726		VOLT XLVI LLC, Series 2016-NPL6, Class A1, SUB, 3.844%, 06/25/46 (e)	10,759
5,774		VOLT XLVII LLC, Series 2016-NPL7, Class A1, SUB, 3.750%, 06/25/46 (e)	5,781
4,702		VOLT XLVIII LLC, Series 2016-NPL8, Class A1, SUB, 3.500%, 07/25/46 (e)	4,691
17,745		VOLT XXII LLC, Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	17,390
3,640		VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	3,633
5,163		VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	5,157
10,294		VOLT XXVII LLC, Series 2014-NPL7, Class A2, SUB, 4.750%, 08/27/57 (e)	10,113
3,968		VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	3,969
1,760		VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	1,765
6,790		VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	6,811
20,147		VOLT XXXV, Series 2016-NPL9, Class A1, SUB, 3.500%, 09/25/46 (e)	20,131
		Westgate Resorts LLC,
1,350		Series 2014-1A, Class C, 5.500%, 12/20/26 (e)	1,355
3,834		Series 2015-1A, Class B, 3.500%, 05/20/27 (e)	3,812
		Westlake Automobile Receivables Trust,
2,321		Series 2014-2A, Class D, 2.860%, 07/15/21 (e)	2,332
3,260		Series 2016-1A, Class E, 6.520%, 06/15/22 (e)	3,303
3,937		Series 2016-2A, Class C, 2.830%, 05/17/21 (e)	3,952

		Total Asset-Backed Securities (Cost $976,289)	972,973

Collateralized Mortgage Obligations — 7.0%
		Agency CMO — 6.0%
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
68		Series 23, Class KZ, 6.500%, 11/25/23	75
459		Series 24, Class J, 6.250%, 11/25/23	509
78		Series 31, Class Z, 8.000%, 04/25/24	89
		Federal Home Loan Mortgage Corp. REMIC,
3		Series 38, Class D, 9.500%, 05/15/20	3
1		Series 81, Class A, 8.125%, 11/15/20	1
3		Series 84, Class F, 9.200%, 10/15/20	3
2		Series 109, Class I, 9.100%, 01/15/21	2
–	(h)	Series 198, Class Z, 8.500%, 09/15/22	—	(h)
44		Series 1316, Class Z, 8.000%, 06/15/22	48
14		Series 1343, Class LB, 7.500%, 08/15/22	16
–	(h)	Series 1351, Class TF, HB, 1,010.000%, 08/15/22	6
29		Series 1456, Class Z, 7.500%, 01/15/23	32
201		Series 1543, Class VN, 7.000%, 07/15/23	221
181		Series 1577, Class PV, 6.500%, 09/15/23	198
338		Series 1608, Class L, 6.500%, 09/15/23	382
334		Series 1611, Class Z, 6.500%, 11/15/23	368
287		Series 1628, Class LZ, 6.500%, 12/15/23	312
133		Series 1630, Class PK, 6.000%, 11/15/23	144
379		Series 1671, Class I, 7.000%, 02/15/24	409
16		Series 1671, Class QC, IF, 10.000%, 02/15/24	22
28		Series 1695, Class G, HB, IF, 28.731%, 03/15/24	44
18		Series 1710, Class GB, HB, IF, 43.287%, 04/15/24	34
70		Series 1911, Class SD, IF, IO, 10.169%, 07/15/23	16
38		Series 2022, Class PE, 6.500%, 01/15/28	43
273		Series 2033, Class K, 6.050%, 08/15/23	297
226		Series 2036, Class PG, 6.500%, 01/15/28	252
39		Series 2089, Class PJ, IO, 7.000%, 10/15/28	4
649		Series 2091, Class PG, 6.000%, 11/15/28	703
147		Series 2116, Class ZA, 6.000%, 01/15/29	164
41		Series 2148, Class ZA, 6.000%, 04/15/29	46
124		Series 2201, Class C, 8.000%, 11/15/29	141
26		Series 2261, Class ZY, 7.500%, 10/15/30	30
246		Series 2293, Class ZA, 6.000%, 03/15/31	284
35		Series 2310, Class Z, 6.000%, 04/15/31	40
16		Series 2313, Class LA, 6.500%, 05/15/31	19

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
121		Series 2325, Class JO, PO, 06/15/31	106
372		Series 2330, Class PE, 6.500%, 06/15/31	407
–	(h)	Series 2394, Class MC, 6.000%, 12/15/16	—	(h)
1		Series 2399, Class PG, 6.000%, 01/15/17	1
300		Series 2410, Class QB, 6.250%, 02/15/32	323
1,119		Series 2427, Class GE, 6.000%, 03/15/32	1,284
925		Series 2430, Class WF, 6.500%, 03/15/32	1,055
182		Series 2466, Class DH, 6.500%, 06/15/32	206
634		Series 2530, Class SK, IF, IO, 7.562%, 06/15/29	138
63		Series 2534, Class SI, IF, 19.661%, 02/15/32	98
481		Series 2543, Class YX, 6.000%, 12/15/32	533
321		Series 2557, Class HL, 5.300%, 01/15/33	351
558		Series 2586, Class IO, IO, 6.500%, 03/15/33	62
153		Series 2594, Class IV, IO, 7.000%, 03/15/32	19
364		Series 2610, Class UI, IO, 6.500%, 05/15/33	64
224		Series 2636, Class Z, 4.500%, 06/15/18	228
34		Series 2643, Class SA, HB, IF, 42.002%, 03/15/32	61
12		Series 2650, Class PO, PO, 12/15/32	12
21		Series 2650, Class SO, PO, 12/15/32	20
198		Series 2656, Class AC, 6.000%, 08/15/33	222
189		Series 2656, Class PE, 4.500%, 07/15/18	192
565		Series 2699, Class W, 5.500%, 11/15/33	608
705		Series 2733, Class SB, IF, 7.526%, 10/15/33	772
243		Series 2756, Class NA, 5.000%, 02/15/24	261
69		Series 2764, Class S, IF, 12.405%, 07/15/33	84
23		Series 2801, Class JN, 5.000%, 06/15/33	23
501		Series 2845, Class QH, 5.000%, 08/15/34	549
396		Series 2864, Class NS, IF, IO, 6.562%, 09/15/34	30
1,502		Series 2912, Class EH, 5.500%, 01/15/35	1,663
52		Series 2980, Class QB, 6.500%, 05/15/35	59
428		Series 2989, Class TG, 5.000%, 06/15/25	463
80		Series 2990, Class SL, HB, IF, 22.520%, 06/15/34	108
645		Series 2994, Class SC, IF, IO, 5.062%, 02/15/33	20
209		Series 2995, Class FT, VAR, 0.788%, 05/15/29	207
760		Series 3005, Class ED, 5.000%, 07/15/25	823
30		Series 3005, Class PV, IF, 11.883%, 10/15/33	35
57		Series 3028, Class ME, 5.000%, 02/15/34	57
403		Series 3031, Class BN, IF, 19.749%, 08/15/35	704
148		Series 3059, Class B, 5.000%, 02/15/35	150
84		Series 3064, Class OG, 5.500%, 06/15/34	86
2		Series 3068, Class AO, PO, 01/15/35	2
226		Series 3117, Class EO, PO, 02/15/36	200
78		Series 3134, Class PO, PO, 03/15/36	71
87		Series 3138, Class PO, PO, 04/15/36	76
427		Series 3152, Class MO, PO, 03/15/36	378
486		Series 3184, Class YO, PO, 03/15/36	445
2,131		Series 3187, Class Z, 5.000%, 07/15/36	2,345
593		Series 3201, Class IN, IF, IO, 5.712%, 08/15/36	80
1,685		Series 3202, Class HI, IF, IO, 6.112%, 08/15/36	298
50		Series 3219, Class PD, 6.000%, 11/15/35	50
325		Series 3274, Class B, 6.000%, 02/15/37	355
153		Series 3292, Class DO, PO, 03/15/37	141
705		Series 3305, Class IW, IF, IO, 5.912%, 04/15/37	94
42		Series 3306, Class TB, IF, 3.288%, 04/15/37	44
37		Series 3306, Class TC, IF, 2.748%, 04/15/37	39
97		Series 3331, Class PO, PO, 06/15/37	89
173		Series 3383, Class OP, PO, 11/15/37	161
3,314		Series 3409, Class DB, 6.000%, 01/15/38	3,637
228		Series 3531, Class SM, IF, IO, 5.562%, 05/15/39	23
51		Series 3542, Class TN, IF, 6.000%, 07/15/36	59
215		Series 3546, Class A, VAR, 2.525%, 02/15/39	221
345		Series 3572, Class JS, IF, IO, 6.262%, 09/15/39	49
1,086		Series 3605, Class NC, 5.500%, 06/15/37	1,210
1,122		Series 3609, Class SA, IF, IO, 5.802%, 12/15/39	226
370		Series 3610, Class CA, 4.500%, 12/15/39	400
132		Series 3611, Class PO, PO, 07/15/34	121
1,301		Series 3648, Class CY, 4.500%, 03/15/30	1,395
293		Series 3653, Class HJ, 5.000%, 04/15/40	313
4,891		Series 3677, Class PB, 4.500%, 05/15/40	5,260
539		Series 3737, Class DG, 5.000%, 10/15/30	587

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
445	Series 3747, Class HI, IO, 4.500%, 07/15/37	22
540	Series 3827, Class BD, 4.000%, 08/15/39	557
618	Series 3852, Class TP, IF, 5.500%, 05/15/41	644
433	Series 3855, Class AM, 6.500%, 11/15/36	476
338	Series 3890, Class ET, 5.500%, 11/15/23	364
3,285	Series 4030, Class IL, IO, 3.500%, 04/15/27	346
4,000	Series 4060, Class TB, 2.500%, 06/15/27	3,824
7,892	Series 4146, Class KI, IO, 3.000%, 12/15/32	1,051
7,836	Series 4374, Class NC, SUB, 2.750%, 02/15/46	8,091
	Federal Home Loan Mortgage Corp. STRIPS,
246	Series 186, Class PO, PO, 08/01/27	199
7,114	Series 262, Class 35, 3.500%, 07/15/42	7,326
2,698	Series 279, Class 35, 3.500%, 09/15/42	2,812
8,251	Series 323, Class 300, 3.000%, 01/15/44	8,272
6,824	Series 334, Class 300, 3.000%, 08/15/44	6,847
620	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-76, Class 2A, VAR, 3.223%, 10/25/37	628
	Federal National Mortgage Association - ACES,
2,270	Series 2011-M2, Class A2, 3.645%, 04/25/21	2,375
1,680	Series 2011-M4, Class A2, 3.726%, 06/25/21	1,781
631	Series 2011-M8, Class A2, 2.922%, 08/25/21	647
3,259	Series 2013-M7, Class A2, 2.280%, 12/27/22	3,223
14,450	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	14,708
8,909	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	9,054
8,935	Series 2014-M3, Class A2, VAR, 3.501%, 01/25/24	9,392
12,965	Series 2015-M1, Class A2, 2.532%, 09/25/24	12,759
8,528	Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	8,562
1,808	Series 2015-M13, Class A2, VAR, 2.801%, 06/25/25	1,795
20,568	Series 2015-M2, Class A3, VAR, 3.150%, 12/25/24	20,964
10,000	Series 2015-M3, Class A2, 2.723%, 10/25/24	9,961
21,229	Series 2015-M5, Class A1, VAR, 2.964%, 03/25/25	21,550
12,398	Series 2015-M7, Class A2, 2.590%, 12/25/24	12,269
11,700	Series 2015-M8, Class A2, VAR, 2.900%, 01/25/25	11,851
9,100	Series 2016-M6, Class A2, 2.488%, 05/25/26	8,804
10,328	Series 2016-M7, Class A2, 2.499%, 09/25/26	9,863
	Federal National Mortgage Association Grantor Trust,
24,875	Series 2001-T12, Class IO, IO, VAR, 0.518%, 08/25/41	520
821	Series 2002-T16, Class A2, 7.000%, 07/25/42	963
669	Series 2002-T19, Class A1, 6.500%, 07/25/42	764
554	Series 2002-T4, Class A2, 7.000%, 12/25/41	630
985	Series 2002-T4, Class A4, 9.500%, 12/25/41	1,149
49,375	Series 2002-T4, Class IO, IO, VAR, 0.407%, 12/25/41	447
468	Series 2004-T1, Class 1A1, 6.000%, 01/25/44	525
335	Series 2004-T2, Class 1A3, 7.000%, 11/25/43	376
392	Series 2004-T2, Class 1A4, 7.500%, 11/25/43	459
6,702	Series 2004-T3, Class 1IO4, IO, VAR, 0.578%, 02/25/44	71
	Federal National Mortgage Association REMIC,
1	Series 1988-13, Class C, 9.300%, 05/25/18	1
13	Series 1989-72, Class E, 9.350%, 10/25/19	14
1	Series 1989-98, Class H, 11.500%, 12/25/19	1
2	Series 1990-1, Class D, 8.800%, 01/25/20	2
1	Series 1990-110, Class H, 8.750%, 09/25/20	2
2	Series 1990-117, Class E, 8.950%, 10/25/20	2
23	Series 1991-141, Class PZ, 8.000%, 10/25/21	25

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
9	Series 1992-31, Class M, 7.750%, 03/25/22	10
11	Series 1992-79, Class Z, 9.000%, 06/25/22	12
9	Series 1992-101, Class J, 7.500%, 06/25/22	10
123	Series 1992-200, Class SK, HB, IF, 24.297%, 11/25/22	178
10	Series 1993-23, Class PZ, 7.500%, 03/25/23	11
72	Series 1993-56, Class PZ, 7.000%, 05/25/23	79
40	Series 1993-60, Class Z, 7.000%, 05/25/23	43
76	Series 1993-79, Class PL, 7.000%, 06/25/23	83
137	Series 1993-141, Class Z, 7.000%, 08/25/23	150
64	Series 1993-149, Class M, 7.000%, 08/25/23	72
155	Series 1993-160, Class ZA, 6.500%, 09/25/23	167
24	Series 1993-165, Class SA, IF, 18.371%, 09/25/23	32
3	Series 1993-205, Class H, PO, 09/25/23	3
21	Series 1993-247, Class SM, HB, IF, 28.172%, 12/25/23	30
26	Series 1993-255, Class E, 7.100%, 12/25/23	28
231	Series 1994-29, Class Z, 6.500%, 02/25/24	256
35	Series 1994-65, Class PK, PO, 04/25/24	33
143	Series 1995-4, Class Z, 7.500%, 10/25/22	157
473	Series 1995-19, Class Z, 6.500%, 11/25/23	536
42	Series 1997-11, Class E, 7.000%, 03/18/27	46
176	Series 1997-20, Class D, 7.000%, 03/17/27	202
18	Series 1997-27, Class J, 7.500%, 04/18/27	20
401	Series 1997-37, Class SM, IF, IO, 7.416%, 12/25/22	43
271	Series 1997-42, Class EG, 8.000%, 07/18/27	307
211	Series 1997-63, Class ZA, 6.500%, 09/18/27	240
208	Series 1998-66, Class FB, VAR, 0.934%, 12/25/28	209
425	Series 1999-47, Class JZ, 8.000%, 09/18/29	480
180	Series 2000-8, Class Z, 7.500%, 02/20/30	213
130	Series 2001-4, Class PC, 7.000%, 03/25/21	138
192	Series 2001-14, Class Z, 6.000%, 05/25/31	211
255	Series 2001-16, Class Z, 6.000%, 05/25/31	291
212	Series 2001-36, Class ST, IF, IO, 7.916%, 11/25/30	47
584	Series 2001-72, Class SB, IF, IO, 6.916%, 12/25/31	121
1,127	Series 2001-81, Class HE, 6.500%, 01/25/32	1,278
89	Series 2002-19, Class SC, IF, 13.212%, 03/17/32	118
3	Series 2002-55, Class QE, 5.500%, 09/25/17	3
1,241	Series 2002-56, Class PE, 6.000%, 09/25/32	1,423
19	Series 2002-63, Class KC, 5.000%, 10/25/17	19
7	Series 2002-73, Class AN, 5.000%, 11/25/17	7
829	Series 2002-86, Class PG, 6.000%, 12/25/32	951
72	Series 2003-14, Class EH, IF, IO, 7.016%, 03/25/18	3
496	Series 2003-17, Class EQ, 5.500%, 03/25/23	540
71	Series 2003-18, Class GT, 5.000%, 03/25/18	72
594	Series 2003-22, Class Z, 6.000%, 04/25/33	652
2,760	Series 2003-25, Class KP, 5.000%, 04/25/33	3,035
703	Series 2003-47, Class PE, 5.750%, 06/25/33	795
77	Series 2003-64, Class KS, IF, 8.958%, 07/25/18	79
51	Series 2003-64, Class SX, IF, 12.418%, 07/25/33	63
13	Series 2003-91, Class SD, IF, 11.526%, 09/25/33	16
234	Series 2004-72, Class F, VAR, 1.084%, 09/25/34	234
3,000	Series 2005-19, Class PB, 5.500%, 03/25/35	3,462

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
28	Series 2005-42, Class PS, IF, 15.539%, 05/25/35	34
24	Series 2005-51, Class MO, PO, 06/25/35	23
1,344	Series 2005-53, Class CS, IF, IO, 6.116%, 06/25/35	171
157	Series 2005-65, Class KO, PO, 08/25/35	136
777	Series 2005-72, Class WS, IF, IO, 6.166%, 08/25/35	114
313	Series 2005-84, Class XM, 5.750%, 10/25/35	336
127	Series 2005-90, Class ES, IF, 15.414%, 10/25/35	163
593	Series 2005-97, Class B, 5.500%, 11/25/35	607
127	Series 2005-106, Class US, HB, IF, 22.425%, 11/25/35	184
516	Series 2006-9, Class KZ, 6.000%, 03/25/36	586
512	Series 2006-20, Class IB, IF, IO, 6.006%, 04/25/36	82
274	Series 2006-22, Class AO, PO, 04/25/36	240
1,543	Series 2006-27, Class OB, PO, 04/25/36	1,312
157	Series 2006-27, Class OH, PO, 04/25/36	145
77	Series 2006-59, Class QO, PO, 01/25/33	75
64	Series 2006-61, Class AP, 6.000%, 08/25/35	65
655	Series 2006-77, Class PC, 6.500%, 08/25/36	744
277	Series 2006-110, Class PO, PO, 11/25/36	254
226	Series 2006-128, Class PO, PO, 01/25/37	203
207	Series 2007-10, Class Z, 6.000%, 02/25/37	224
223	Series 2007-22, Class SC, IF, IO, 5.496%, 03/25/37	34
8,123	Series 2007-54, Class IB, IF, IO, 5.826%, 06/25/37	1,073
97	Series 2007-68, Class IA, IO, 6.500%, 06/25/37	14
247	Series 2007-71, Class GZ, 6.000%, 07/25/47	273
4,071	Series 2007-109, Class YI, IF, IO, 5.866%, 12/25/37	561
1,546	Series 2008-62, Class SM, IF, IO, 5.616%, 07/25/38	218
1,746	Series 2008-91, Class SI, IF, IO, 5.416%, 03/25/38	219
244	Series 2008-93, Class AM, 5.500%, 06/25/37	257
51	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	1
134	Series 2009-17, Class AI, IO, 5.000%, 03/25/24	6
355	Series 2009-23, Class MI, IO, 4.500%, 04/25/24	16
720	Series 2009-29, Class LA, VAR, 1.436%, 05/25/39	669
602	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	101
1,772	Series 2009-89, Class A1, 5.410%, 05/25/35	1,834
1,045	Series 2009-112, Class ST, IF, IO, 5.666%, 01/25/40	155
687	Series 2009-112, Class SW, IF, IO, 5.666%, 01/25/40	108
1,381	Series 2010-10, Class NT, 5.000%, 02/25/40	1,546
1,340	Series 2010-35, Class SB, IF, IO, 5.836%, 04/25/40	176
180	Series 2010-43, Class CI, IO, 4.500%, 02/25/25	6
481	Series 2010-49, Class SC, IF, 11.492%, 03/25/40	599
1,593	Series 2010-70, Class SA, IF, IO, 6.000%, 04/25/38	284
179	Series 2010-111, Class AE, 5.500%, 04/25/38	183
3,385	Series 2010-129, Class PZ, 4.500%, 11/25/40	3,416
504	Series 2011-19, Class ZY, 6.500%, 07/25/36	580
663	Series 2011-22, Class MA, 6.500%, 04/25/38	719
11,439	Series 2011-126, Class KB, 4.000%, 12/25/41	12,149
4,600	Series 2012-46, Class KI, IO, 3.500%, 05/25/27	553
9,128	Series 2012-148, Class IE, IO, 3.000%, 01/25/33	1,348
14,533	Series 2013-13, Class IK, IO, 2.500%, 03/25/28	1,228
26,071	Series 2016-33, Class JA, 3.000%, 07/25/45	26,652
19,262	Series 2016-38, Class NA, 3.000%, 01/25/46	19,626
10	Series G-29, Class O, 8.500%, 09/25/21	11
3	Series G92-30, Class Z, 7.000%, 06/25/22	3
13	Series G92-62, Class B, PO, 10/25/22	12

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
	Federal National Mortgage Association REMIC Trust,
374	Series 2001-W3, Class A, VAR, 6.492%, 09/25/41	412
5,083	Series 2002-W10, Class IO, IO, VAR, 0.934%, 08/25/42	178
9,914	Series 2002-W7, Class IO1, IO, VAR, 0.927%, 06/25/29	292
154	Series 2003-W4, Class 2A, VAR, 6.221%, 10/25/42	172
20,577	Series 2004-W11, Class 1IO1, IO, VAR, 0.360%, 05/25/44	262
270	Series 2004-W6, Class 3A4, 6.500%, 07/25/34	275
	Federal National Mortgage Association STRIPS,
1,163	Series 203, Class 2, IO, 8.000%, 02/25/23	248
191	Series 266, Class 2, IO, 7.500%, 08/25/24	25
1,234	Series 313, Class 1, PO, 06/25/31	1,034
127	Series 348, Class 30, IO, 5.500%, 12/25/18	5
119	Series 348, Class 31, IO, VAR, 5.500%, 12/25/18	5
149	Series 356, Class 42, IO, 5.500%, 12/25/19	8
328	Series 380, Class S36, IF, IO, 7.316%, 07/25/37	77
195	Series 383, Class 68, IO, 6.500%, 09/25/37	40
288	Series 383, Class 69, IO, VAR, 6.500%, 10/25/37	60
105	Series 383, Class 86, IO, VAR, 7.000%, 09/25/37	25
	Federal National Mortgage Association Trust,
19	Series 2003-W3, Class 2A5, 5.356%, 06/25/42	21
254	Series 2003-W6, Class 1A41, 5.398%, 10/25/42	281
375	Series 2004-W2, Class 1A, 6.000%, 02/25/44	404
111	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	127
280	Series 2004-W8, Class 3A, 7.500%, 06/25/44	322
617	Series 2004-W9, Class 1A3, 6.050%, 02/25/44	717
437	Series 2005-W4, Class 1A1, 6.000%, 08/25/45	491
	Government National Mortgage Association,
72	Series 1997-7, Class ZA, 9.000%, 05/16/27	83
149	Series 2000-9, Class Z, 8.000%, 06/20/30	176
1,212	Series 2002-4, Class TD, 7.000%, 01/20/32	1,434
712	Series 2002-13, Class QA, IF, IO, 7.508%, 02/16/32	150
21	Series 2002-47, Class HM, 6.000%, 07/16/32	24
2,048	Series 2002-68, Class SC, IF, IO, 5.158%, 10/16/32	308
1,020	Series 2002-84, Class PH, 6.000%, 11/16/32	1,147
1,059	Series 2003-18, Class PG, 5.500%, 03/20/33	1,180
114	Series 2003-52, Class SB, IF, 10.601%, 06/16/33	140
73	Series 2003-79, Class PV, 5.500%, 10/20/23	73
1,867	Series 2003-101, Class SK, IF, IO, 6.018%, 10/17/33	363
239	Series 2004-2, Class SA, IF, 18.580%, 01/16/34	399
3,765	Series 2004-19, Class KE, 5.000%, 03/16/34	4,148
20	Series 2004-73, Class AE, IF, 13.737%, 08/17/34	24
995	Series 2004-86, Class SP, IF, IO, 5.538%, 09/20/34	125
740	Series 2004-90, Class SI, IF, IO, 5.538%, 10/20/34	108
1,626	Series 2004-105, Class SN, IF, IO, 5.538%, 12/20/34	214
123	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	28
1,129	Series 2006-23, Class S, IF, IO, 5.938%, 01/20/36	73
1,306	Series 2006-26, Class S, IF, IO, 5.938%, 06/20/36	272
361	Series 2006-33, Class PK, 6.000%, 07/20/36	413
1,844	Series 2007-7, Class EI, IF, IO, 5.638%, 02/20/37	278
928	Series 2007-9, Class CI, IF, IO, 5.638%, 03/20/37	165
1,383	Series 2007-16, Class KU, IF, IO, 6.088%, 04/20/37	242
127	Series 2007-17, Class JO, PO, 04/16/37	108

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,076	Series 2007-22, Class PK, 5.500%, 04/20/37	1,214
1,811	Series 2007-24, Class SA, IF, IO, 5.948%, 05/20/37	347
425	Series 2007-26, Class SC, IF, IO, 5.638%, 05/20/37	83
368	Series 2007-67, Class SI, IF, IO, 5.948%, 11/20/37	60
79	Series 2008-29, Class PO, PO, 02/17/33	75
226	Series 2008-34, Class OC, PO, 06/20/37	182
683	Series 2008-40, Class PS, IF, IO, 5.958%, 05/16/38	103
1,336	Series 2008-40, Class SA, IF, IO, 5.858%, 05/16/38	243
32	Series 2008-43, Class NA, 5.500%, 11/20/37	33
1,657	Series 2008-49, Class PH, 5.250%, 06/20/38	1,831
2,775	Series 2008-50, Class SA, IF, IO, 5.668%, 06/20/38	406
1,892	Series 2008-55, Class PL, 5.500%, 06/20/38	2,086
851	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	199
1,750	Series 2009-16, Class SJ, IF, IO, 6.238%, 05/20/37	287
760	Series 2009-72, Class SM, IF, IO, 5.708%, 08/16/39	133
293	Series 2009-75, Class IY, IO, 5.500%, 06/20/39	73
954	Series 2009-77, Class CS, IF, IO, 6.458%, 06/16/38	92
314	Series 2009-79, Class OK, PO, 11/16/37	289
263	Series 2009-81, Class A, 5.750%, 09/20/36	293
782	Series 2009-106, Class XL, IF, IO, 6.188%, 06/20/37	92
798	Series 2010-4, Class SB, IF, IO, 5.958%, 08/16/39	60
78	Series 2010-14, Class QP, 6.000%, 12/20/39	80
475	Series 2010-31, Class SK, IF, IO, 5.538%, 11/20/34	68
810	Series 2010-61, Class PC, 4.500%, 02/20/37	815
753	Series 2010-157, Class OP, PO, 12/20/40	629
9,369	Series 2012-H11, Class FA, VAR, 1.231%, 02/20/62	9,390
2,399	Series 2012-H18, Class FA, VAR, 1.081%, 08/20/62	2,393
4,580	Series 2013-H04, Class BA, 1.650%, 02/20/63	4,550
7,683	Series 2013-H20, Class FB, VAR, 1.531%, 08/20/63	7,782
9,436	Series 2013-H23, Class FA, VAR, 1.831%, 09/20/63	9,662
4,242	Series 2014-60, Class W, VAR, 4.329%, 02/20/29	4,447
2,207	Series 2015-157, Class GA, 3.000%, 01/20/45	2,223
8,957	Series 2015-H02, Class HA, 2.500%, 01/20/65	8,848
11,187	Series 2015-H04, Class FL, VAR, 1.001%, 02/20/65	11,094
8,989	Series 2015-H23, Class FB, VAR, 1.051%, 09/20/65	8,927
7,859	Series 2015-H32, Class FH, VAR, 1.191%, 12/20/65	7,862
13,019	Series 2016-H16, Class FD, VAR, 1.615%, 06/20/66	13,012
7,978	Series 2016-H17, Class FC, VAR, 1.361%, 08/20/66	7,978
130	NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.400%, 12/08/20	131
	Vendee Mortgage Trust,
533	Series 1996-2, Class 1Z, 6.750%, 06/15/26	601
1,402	Series 1998-1, Class 2E, 7.000%, 03/15/28	1,642
202	Series 1999-1, Class 2Z, 6.500%, 01/15/29	226

		467,611

	Non-Agency CMO — 1.0%
3,654	Access PT Funding Trust, Series 2016-1, 6.250%, 02/16/21	3,651
121	Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21, VAR, 0.822%, 09/25/35	119
	Alternative Loan Trust,
80	Series 2003-J3, Class 2A1, 6.250%, 12/25/33	82
913	Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	976
461	Series 2005-23CB, Class A2, 5.500%, 07/25/35	434
2,302	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	2,136

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
789		Series 2005-86CB, Class A11, 5.500%, 02/25/36	679
47		Series 2005-J6, Class 2A1, 5.500%, 07/25/25	46
223		Series 2006-26CB, Class A9, 6.500%, 09/25/36	188
		American General Mortgage Loan Trust,
132		Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	136
55		Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	55
		Angel Oak Mortgage Trust LLC,
4,556		Series 2015-1, Class A, SUB, 4.500%, 11/25/45 (e)	4,584
800		Series 2015-1, Class M, SUB, 5.500%, 11/25/45 (e)	800
		Banc of America Alternative Loan Trust,
236		Series 2003-11, Class 2A1, 6.000%, 01/25/34	242
453		Series 2004-1, Class 1A1, 6.000%, 02/25/34	481
121		Series 2004-6, Class 4A1, 5.000%, 07/25/19	122
		Banc of America Funding Trust,
1,500		Series 2005-5, Class 3A5, 5.500%, 08/25/35	1,413
109		Series 2005-7, Class 30PO, PO, 11/25/35	84
549		Series 2005-E, Class 4A1, VAR, 3.047%, 03/20/35	550
		Banc of America Mortgage Trust,
65		Series 2004-2, Class 2A4, 5.500%, 03/25/34	64
95		Series 2004-5, Class 3A3, 5.000%, 06/25/19	96
27		Series 2004-5, Class 4A1, 4.750%, 06/25/19	27
–	(h)	Series 2004-11, Class 15PO, PO, 01/25/20	—	(h)
251		Series 2004-F, Class 1A1, VAR, 3.167%, 07/25/34	255
19		Series 2005-1, Class 15PO, PO, 02/25/20	18
249		Series 2005-1, Class 1A17, 5.500%, 02/25/35	230
119		Series 2005-1, Class 2A1, 5.000%, 02/25/20	121
19		Series 2005-10, Class 15PO, PO, 11/25/20	18
22		Series 2005-11, Class 15PO, PO, 12/25/20	21
		BCAP LLC Trust,
75		Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	77
564		Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	567
151		Bear Stearns ARM Trust, Series 2003-7, Class 3A, VAR, 2.930%, 10/25/33	148
3		Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, VAR, 6.294%, 03/25/31	3
1,855		Chase Mortgage Finance Trust, Series 2007-A2, Class 2A1, VAR, 3.113%, 07/25/37	1,844
		CHL Mortgage Pass-Through Trust,
280		Series 2004-3, Class A25, 5.750%, 04/25/34	272
357		Series 2004-5, Class 2A9, 5.250%, 05/25/34	358
158		Series 2004-8, Class 2A1, 4.500%, 06/25/19	161
111		Series 2004-J1, Class 2A1, 4.750%, 01/25/19	112
537		Series 2004-J7, Class 2A2, 4.500%, 08/25/19	542
571		Series 2005-22, Class 2A1, VAR, 3.159%, 11/25/35	469
62		Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.000%, 02/25/21	63
		Citigroup Mortgage Loan Trust,
1,379		Series 2009-3, Class 5A2, 6.000%, 02/25/37 (e)	1,372
20		Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	20
38		Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	38
		Citigroup Mortgage Loan Trust, Inc.,
4		Series 2003-UST1, Class PO3, PO, 12/25/18	4
144		Series 2004-HYB4, Class AA, VAR, 0.922%, 12/25/34	127
219		Series 2004-UST1, Class A3, VAR, 2.910%, 08/25/34	219
		Credit Suisse First Boston Mortgage Securities Corp.,
80		Series 2003-29, Class 8A1, 6.000%, 11/25/18	82
635		Series 2004-4, Class 5A4, IF, IO, 6.958%, 08/25/34	41
303		Series 2005-1, Class 1A16, 5.500%, 02/25/35	306

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
50	Series 2005-7, Class 5A1, 4.750%, 08/25/20	50
279	Series 2005-10, Class 10A4, 6.000%, 11/25/35	172
494	Series 2005-10, Class 6A13, 5.500%, 11/25/35	409
59	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	59
1,449	CSMC Trust, Series 2010-11R, Class A6, VAR, 1.603%, 06/28/47 (e)	1,437
58	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-3, Class 4APO, PO, 06/25/35	43
277	DLJ Mortgage Acceptance Corp., Series 1993-19, Class A7, 6.750%, 01/25/24	279
537	First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1, VAR, 2.759%, 09/25/34	522
	First Horizon Mortgage Pass-Through Trust,
429	Series 2004-AR6, Class 2A1, VAR, 3.013%, 12/25/34	428
169	Series 2004-AR7, Class 2A2, VAR, 2.709%, 02/25/35	168
	GMACM Mortgage Loan Trust,
147	Series 2003-J10, Class A1, 4.750%, 01/25/19	146
140	Series 2004-J5, Class A7, 6.500%, 01/25/35	145
267	Series 2005-AR3, Class 3A4, VAR, 3.425%, 06/19/35	262
	GSR Mortgage Loan Trust,
174	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	177
251	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	258
222	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	236
153	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	156
47	Series 2005-5F, Class 8A1, VAR, 1.092%, 06/25/35	45
27	Series 2005-5F, Class 8A3, VAR, 1.092%, 06/25/35	26
239	Series 2007-2F, Class 2A7, 5.750%, 02/25/37	233
2,051	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e)	2,036
	Impac CMB Trust,
750	Series 2004-10, Class 3A1, VAR, 1.292%, 03/25/35	674
465	Series 2004-10, Class 3A2, VAR, 1.392%, 03/25/35	402
12	Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A1, 5.500%, 08/25/33	12
	JP Morgan Mortgage Trust,
519	Series 2004-S1, Class 3A1, 5.500%, 09/25/34	518
692	Series 2004-S2, Class 4A5, 6.000%, 11/25/34	695
297	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	296
480	Series 2006-A2, Class 4A1, VAR, 3.180%, 08/25/34	481
377	Series 2006-A2, Class 5A3, VAR, 3.144%, 11/25/33	382
136	Series 2007-A1, Class 5A2, VAR, 3.090%, 07/25/35	138
117	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 3.052%, 04/21/34	120
	MASTR Alternative Loan Trust,
74	Series 2003-7, Class 4A3, 8.000%, 11/25/18	76
93	Series 2003-8, Class 3A1, 5.500%, 12/25/33	97
90	Series 2003-9, Class 5A1, 4.500%, 12/25/18	91
657	Series 2004-6, Class 6A1, 6.500%, 07/25/34	662
549	Series 2004-6, Class 7A1, 6.000%, 07/25/34	541
74	Series 2004-7, Class 30PO, PO, 08/25/34	58
48	Series 2004-7, Class 3A1, 6.500%, 08/25/34	50
126	Series 2004-8, Class 6A1, 5.500%, 09/25/19	128
201	Series 2004-10, Class 1A1, 4.500%, 09/25/19	202
63	Series 2004-11, Class 8A3, 5.500%, 10/25/19	63
12	Series 2005-1, Class 5A1, 5.500%, 01/25/20	13
	MASTR Asset Securitization Trust,
25	Series 2003-6, Class 8A1, 5.500%, 07/25/33	25

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
90	Series 2003-10, Class 3A1, 5.500%, 11/25/33	92
10	Series 2003-11, Class 10A1, 5.000%, 12/25/18	10
27	Series 2003-11, Class 3A1, 4.500%, 12/25/18	27
8	Series 2004-6, Class 15PO, PO, 07/25/19	8
70	Series 2004-6, Class 3A1, 5.250%, 07/25/19	71
32	Series 2004-6, Class 4A1, 5.000%, 07/25/19	32
13	Series 2004-8, Class PO, PO, 08/25/19	12
21	Series 2004-10, Class 1A1, 4.500%, 10/25/19	22
298	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	310
64	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	51
	Merrill Lynch Mortgage Investors Trust,
325	Series 2004-C, Class A2, VAR, 1.529%, 07/25/29	309
294	Series 2004-D, Class A3, VAR, 2.668%, 09/25/29	292
	Morgan Stanley Mortgage Loan Trust,
501	Series 2004-3, Class 4A, VAR, 5.673%, 04/25/34	524
230	Series 2004-7AR, Class 2A6, VAR, 2.962%, 09/25/34	234
	MortgageIT Trust,
2,971	Series 2004-2, Class A1, VAR, 1.332%, 12/25/34	2,926
201	Series 2005-1, Class 1A1, VAR, 1.232%, 02/25/35	194
189	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	189
3,128	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-2, Class AI3, VAR, 0.912%, 04/25/35	3,093
373	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	376
235	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	245
	RALI Trust,
95	Series 2003-QS14, Class A1, 5.000%, 07/25/18	96
211	Series 2004-QS3, Class CB, 5.000%, 03/25/19	210
2,787	Series 2005-QS5, Class A4, 5.750%, 04/25/35	2,610
	Residential Asset Securitization Trust,
124	Series 2003-A8, Class A1, 3.750%, 10/25/18	125
165	Series 2006-A6, Class 2A13, 6.000%, 07/25/36	140
	RFMSI Trust,
64	Series 2004-S4, Class 2A7, 4.500%, 04/25/19	64
216	Series 2005-SA4, Class 1A1, VAR, 3.239%, 09/25/35	179
1,631	Series 2006-S1, Class 1A8, 5.750%, 01/25/36	1,521
45	SACO I, Inc., Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	46
843	Sequoia Mortgage Trust, Series 2004-8, Class A2, VAR, 1.950%, 09/20/34	810
	Springleaf Mortgage Loan Trust,
2,084	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	2,092
5,050	Series 2013-2A, Class M2, VAR, 4.480%, 12/25/65 (e)	5,065
391	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 1A, VAR, 3.201%, 10/25/34	395
	Structured Asset Securities Corp.,
1,563	Series 2003-37A, Class 1A, VAR, 3.099%, 12/25/33	1,540
196	Series 2003-37A, Class 2A, VAR, 2.908%, 12/25/33	194
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
2,326	Series 2003-26A, Class 3A5, VAR, 2.968%, 09/25/33	2,277
265	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	271
126	Series 2004-7, Class 2A1, VAR, 5.514%, 05/25/24	128
	WaMu Mortgage Pass-Through Certificates Trust,
18	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	18
348	Series 2003-AR8, Class A, VAR, 2.693%, 08/25/33	352
223	Series 2003-AR9, Class 1A6, VAR, 2.779%, 09/25/33	224
1	Series 2003-S4, Class 3A, 5.500%, 06/25/33	1

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
787	Series 2004-AR11, Class A, VAR, 2.839%, 10/25/34	790
95	Series 2004-AR3, Class A1, VAR, 2.792%, 06/25/34	96
881	Series 2004-AR3, Class A2, VAR, 2.792%, 06/25/34	884
102	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	104
111	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	114
809	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	838
99	Series 2005-AR2, Class 2A21, VAR, 0.922%, 01/25/45	93
920	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB7, 5.500%, 06/25/35	848
507	Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2004-RA1, Class 2A, 7.000%, 03/25/34	551
	Wells Fargo Mortgage-Backed Securities Trust,
353	Series 2003-D, Class A1, VAR, 2.757%, 02/25/33	348
163	Series 2003-M, Class A1, VAR, 2.992%, 12/25/33	164
118	Series 2004-B, Class A1, VAR, 2.787%, 02/25/34	118
119	Series 2004-DD, Class 2A8, VAR, 2.854%, 01/25/35	113
137	Series 2004-EE, Class 3A1, VAR, 3.185%, 12/25/34	142
189	Series 2004-EE, Class 3A2, VAR, 3.185%, 12/25/34	195
415	Series 2004-K, Class 1A2, VAR, 3.110%, 07/25/34	414
45	Series 2004-Q, Class 1A3, VAR, 3.003%, 09/25/34	45
120	Series 2004-Q, Class 2A2, VAR, 3.009%, 09/25/34	118
667	Series 2004-U, Class A1, VAR, 3.115%, 10/25/34	663
2,175	Series 2005-9, Class 2A10, 5.250%, 10/25/35	2,181
594	Series 2005-AR16, Class 2A1, VAR, 2.955%, 02/25/34	602
2,993	Series 2005-AR3, Class 1A1, VAR, 3.071%, 03/25/35	3,052

		77,312

	Total Collateralized Mortgage Obligations (Cost $542,541)	544,923

Commercial Mortgage-Backed Securities — 5.8%
	A10 Securitization LLC,
29	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	29
3,000	Series 2013-1, Class B, 4.120%, 11/15/25 (e)	3,001
7,664	Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	7,721
3,000	Series 2015-1, Class B, 4.120%, 04/15/34 (e)	2,993
	A10 Term Asset Financing LLC,
1,000	Series 2013-2, Class D, 6.230%, 11/15/27 (e)	999
6,021	Series 2014-1, Class A2, 3.020%, 04/15/33 (e)	5,972
1,171	Series 2014-1, Class C, 4.570%, 04/15/33 (e)	1,163
2,168	ACRE Commercial Mortgage Trust, (Cayman Islands), Series 2014-FL2, Class D, VAR, 3.955%, 08/15/31 (e)	2,167
	BAMLL Commercial Mortgage Securities Trust,
2,985	Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	3,025
8,400	Series 2016-FR14, Class A, VAR, 3.139%, 02/27/48 (e)	7,674
16,500	BAMLL Re-REMIC Trust, Series 2016-FR13, Class A, VAR, 1.736%, 08/27/45 (e)	13,579
	Banc of America Commercial Mortgage Trust,
45	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	45
4,000	Series 2007-2, Class AM, VAR, 5.810%, 04/10/49	4,023
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
309	Series 2005-1, Class AJ, VAR, 5.527%, 11/10/42	309
146	Series 2005-3, Class AM, 4.727%, 07/10/43	146
98	Banc of America Re-REMIC Trust, Series 2009-UB1, Class A4A, VAR, 5.856%, 06/24/50 (e)	98
9,400	BBCCRE Trust, Series 2015-GTP, Class A, 3.966%, 08/10/33 (e)	9,652

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
	BB-UBS Trust,
12,692	Series 2012-SHOW, Class E, VAR, 4.160%, 11/05/36 (e)	12,369
972	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	964
	Bear Stearns Commercial Mortgage Securities Trust,
4,000	Series 2007-PW16, Class AM, VAR, 5.900%, 06/11/40	4,068
5,700	Series 2007-PW17, Class AMFL, VAR, 1.228%, 06/11/50 (e)	5,629
5,000	BWAY Mortgage Trust, Series 2013-1515, Class F, VAR, 4.058%, 03/10/33 (e)	4,676
15,799	Capmark Mortgage Securities, Inc., Series 1998-C2, Class X, IO, VAR, 1.238%, 05/15/35	200
28,120	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.554%, 12/11/49 (e)	14
5,000	CFCRE Commercial Mortgage Trust, Series 2011-C2, Class D, VAR, 5.933%, 12/15/47 (e)	5,245
604	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class AM, 5.254%, 08/15/48	603
	COMM Mortgage Trust,
22,956	Series 2012-CR2, Class XA, IO, VAR, 1.892%, 08/15/45	1,702
7,000	Series 2013-CR9, Class D, VAR, 4.398%, 07/10/45 (e)	6,101
6,100	Series 2013-WWP, Class A2, 3.424%, 03/10/31 (e)	6,297
8,032	Series 2015-CR24, Class A5, 3.696%, 08/10/48	8,354
6,856	Series 2015-CR25, Class A4, 3.759%, 08/10/48	7,153
3,202	Commercial Mortgage Trust, Series 2006-GG7, Class AM, VAR, 5.951%, 07/10/38	3,200
75,924	Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class AX, IO, VAR, 0.229%, 01/15/49 (e)	2
167	Credit Suisse First Boston Mortgage Securities Corp., Series 1998-C2, Class F, VAR, 6.750%, 11/15/30 (e)	167
12,304	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.718%, 08/15/48	12,811
15,200	CSMC OA LLC, Series 2014-USA, Class D, 4.373%, 09/15/37 (e)	14,042
12,223	DBUBS Mortgage Trust, Series 2011-LC2A, Class XA, IO, VAR, 1.328%, 07/10/44 (e)	454
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
15,000	Series K037, Class A2, 3.490%, 01/25/24	15,899
3,429	Series K038, Class A2, 3.389%, 03/25/24	3,612
13,500	Series K048, Class A2, VAR, 3.284%, 06/25/25	14,047
3,791	Series K052, Class A2, 3.151%, 11/25/25	3,899
8,843	Series K152, Class A2, 3.080%, 01/25/31	8,726
70,134	Series K708, Class X1, IO, VAR, 1.593%, 01/25/19	1,863
25,000	Series KJ06, Class A, 2.272%, 01/25/23	24,606
20,000	Series KJ07, Class A2, 2.312%, 12/25/22	19,726
5,555	Series KJ08, Class A2, 2.356%, 08/25/22	5,544
5,121	Series KJ09, Class A2, 2.838%, 09/25/22	5,217
10,080	Series KS06, Class A2, 2.720%, 07/25/26	9,843
21,600	Series KS07, Class A2, 2.735%, 09/25/25	21,142
17,000	FORT CRE LLC, Series 2016-1A, Class D, VAR, 6.412%, 05/21/36 (e)	17,000
	FREMF Mortgage Trust,
4,156	Series 2013-K25, Class C, VAR, 3.743%, 11/25/45 (e)	4,000
4,750	Series 2014-K38, Class C, VAR, 4.790%, 06/25/47 (e)	4,703
7,000	Series 2014-K39, Class C, VAR, 4.282%, 08/25/47 (e)	6,644
4,500	Series 2014-K40, Class C, VAR, 4.209%, 11/25/47 (e)	4,228
2,750	Series 2015-K51, Class B, VAR, 4.088%, 10/25/48 (e)	2,643
9,580	Series 2015-K720, Class B, VAR, 3.506%, 07/25/22 (e)	9,367
10,000	Series 2016-K55, Class B, VAR, 4.294%, 04/25/49 (e)	9,728
2,049	Series 2016-K56, Class B, VAR, 3.936%, 06/25/49 (e)	1,897
4,714	Series 2016-K59, Class B, VAR, 3.575%, 11/25/49 (e)	4,236
8,010	Series 2016-K722, Class B, VAR, 3.835%, 07/25/49 (e)	7,740
20,000	GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Class XA, IO, VAR, 1.438%, 06/05/31 (e)	587
5,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, VAR, 5.566%, 08/10/44 (e)	4,953
	JP Morgan Chase Commercial Mortgage Securities Trust,
25,791	Series 2005-CB11, Class X1, IO, VAR, 0.040%, 08/12/37 (e)	17

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
25,245	Series 2005-LDP5, Class X1, IO, VAR, 0.066%, 12/15/44 (e)	—	(h)
13,017	Series 2006-CB15, Class X1, IO, VAR, 0.479%, 06/12/43	20
2,196	Series 2006-LDP8, Class X, IO, VAR, 0.448%, 05/15/45	2
2,000	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	1,975
7,512	Series 2010-C2, Class XA, IO, VAR, 1.803%, 11/15/43 (e)	309
10,922	JPMCC Re-REMIC Trust, Series 2014-FRR1, Class B702, 4.234%, 04/27/44 (e)	10,676
	LB-UBS Commercial Mortgage Trust,
3,030	Series 2007-C1, Class AM, 5.455%, 02/15/40	3,041
2,023	Series 2007-C2, Class A3, 5.430%, 02/15/40	2,031
2,735	Series 2007-C7, Class A3, VAR, 5.866%, 09/15/45	2,810
	ML-CFC Commercial Mortgage Trust,
10,947	Series 2006-4, Class XC, IO, VAR, 0.839%, 12/12/49 (e)	16
9,448	Series 2007-9, Class A4, 5.700%, 09/12/49	9,667
	Morgan Stanley Capital I Trust,
1,503	Series 2006-IQ12, Class AM, 5.370%, 12/15/43	1,503
1,228	Series 2006-IQ12, Class AMFX, 5.370%, 12/15/43	1,227
33,150	Series 2007-HQ11, Class X, IO, VAR, 0.461%, 02/12/44 (e)	3
638	Series 2011-C3, Class A3, 4.054%, 07/15/49	665
	Morgan Stanley Re-REMIC Trust,
1,211	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	1,205
186	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	185
1,500	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,334
1,108	NorthStar, (Cayman Islands), Series 2013-1A, Class B, VAR, 5.534%, 08/25/29 (e)	1,111
3,451	PFP Ltd., (Cayman Islands), Series 2015-2, Class D, VAR, 4.550%, 07/14/34 (e)	3,353
	RAIT Trust,
4,904	Series 2014-FL3, Class B, VAR, 3.180%, 12/15/31 (e)	4,885
1,885	Series 2015-FL5, Class B, VAR, 4.438%, 01/15/31 (e)	1,890
	UBS Commercial Mortgage Trust,
9,459	Series 2012-C1, Class D, VAR, 5.731%, 05/10/45 (e)	9,436
7,713	Series 2012-C1, Class XA, IO, VAR, 2.274%, 05/10/45 (e)	700
2,191	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	2,248
	UBS-Barclays Commercial Mortgage Trust,
1,560	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,635
16,311	Series 2012-C2, Class XA, IO, VAR, 1.789%, 05/10/63 (e)	820
5,291	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	5,372
42,976	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class XC, IO, VAR, 0.501%, 12/15/43 (e)	26
7,598	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, 3.664%, 09/15/58	7,863
	WFRBS Commercial Mortgage Trust,
2,500	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	2,698
6,640	Series 2013-C11, Class D, VAR, 4.348%, 03/15/45 (e)	6,025

	Total Commercial Mortgage-Backed Securities (Cost $462,324)	453,245

Convertible Bonds — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Automobiles — 0.0% (g)
120	Motors Liquidation Co., 03/06/32	—	(h)

	Specialty Retail — 0.0% (g)
799	Nebraska Book Holdings, Inc., 2.000%, (PIK), 04/01/26 (e) (v)	125

	Total Convertible Bonds (Cost $125)	125

Corporate Bonds — 25.4%
	Consumer Discretionary — 2.9%
	Auto Components — 0.2%
	American Axle & Manufacturing, Inc.,
300	6.250%, 03/15/21	306
1,425	6.625%, 10/15/22	1,432
483	Cooper-Standard Automotive, Inc., 5.625%, 11/15/26 (e)	470
	Goodyear Tire & Rubber Co. (The),
900	5.000%, 05/31/26	893
570	5.125%, 11/15/23	582

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Auto Components — continued
1,175	7.000%, 05/15/22	1,233
2,025	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 03/15/19	2,040
	IHO Verwaltungs GmbH, (Germany),
350	4.125%, (cash), 09/15/21 (e) (v)	354
350	4.500%, (cash), 09/15/23 (e) (v)	341
350	4.750%, (cash), 09/15/26 (e) (v)	333
250	MPG Holdco I, Inc., 7.375%, 10/15/22	256
1,748	Tenneco, Inc., 5.375%, 12/15/24	1,800
	ZF North America Capital, Inc.,
1,000	4.000%, 04/29/20 (e)	1,035
576	4.500%, 04/29/22 (e)	595
841	4.750%, 04/29/25 (e)	843

		12,513

	Automobiles — 0.2%
1,750	BMW U.S. Capital LLC, 1.850%, 09/15/21 (e)	1,693
	Daimler Finance North America LLC,
1,000	2.700%, 08/03/20 (e)	1,007
1,500	2.875%, 03/10/21 (e)	1,513
500	3.300%, 05/19/25 (e)	496
195	8.500%, 01/18/31	294
	Fiat Chrysler Automobiles N.V., (Netherlands),
1,470	4.500%, 04/15/20	1,488
708	5.250%, 04/15/23	702
	Ford Motor Co.,
3,500	6.625%, 10/01/28	4,127
500	7.450%, 07/16/31	617
	General Motors Co.,
1,425	5.000%, 04/01/35	1,367
1,425	5.200%, 04/01/45	1,348
595	6.600%, 04/01/36	668
	Jaguar Land Rover Automotive plc, (United Kingdom),
992	4.125%, 12/15/18 (e)	1,012
657	4.250%, 11/15/19 (e)	673
150	5.625%, 02/01/23 (e)	155
	Motors Liquidation Co.,
385	0.000%, 07/15/33	—	(h)
21	0.000%, 04/15/41	—	(h)
1	0.000%, 07/15/41	—
55	0.000%, 05/15/48	—	(h)
1	0.000%, 10/01/51	—
42	0.000%, 02/15/52	—	(h)
2,500	7.700%, 04/15/16 (d)	—	(h)
538	Nissan Motor Acceptance Corp., 2.125%, 03/03/20 (e)	532

		17,692

	Distributors — 0.0% (g)
1,000	Performance Food Group, Inc., 5.500%, 06/01/24 (e)	1,002

	Diversified Consumer Services — 0.1%
	Service Corp. International,
1,180	5.375%, 05/15/24	1,227
963	7.625%, 10/01/18	1,069
2,300	8.000%, 11/15/21	2,691

		4,987

	Hotels, Restaurants & Leisure — 0.5%
500	1011778 B.C. ULC/New Red Finance, Inc., (Canada), 4.625%, 01/15/22 (e)	508
196	CCM Merger, Inc., 9.125%, 05/01/19 (e)	203
548	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (d) (e)	225
	GLP Capital LP/GLP Financing II, Inc.,
50	4.375%, 04/15/21	51
4,455	5.375%, 11/01/23	4,656
220	5.375%, 04/15/26	225
3,120	Hilton Domestic Operating Co., Inc., 4.250%, 09/01/24 (e)	3,058
615	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.125%, 12/01/24 (e)	632
430	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	444
	International Game Technology plc, (United Kingdom),
2,845	6.250%, 02/15/22 (e)	3,023
1,580	6.500%, 02/15/25 (e)	1,678
200	King Power Capital Ltd., (United Kingdom), Reg. S, 5.625%, 11/03/24	220
3,600	McDonald’s Corp., 2.750%, 12/09/20	3,640
	MGM Resorts International,
754	4.625%, 09/01/26	718
4,995	6.000%, 03/15/23	5,370
4,005	6.625%, 12/15/21	4,375
565	Royal Caribbean Cruises Ltd., (Liberia), 5.250%, 11/15/22	606
	Sabre GLBL, Inc.,
190	5.250%, 11/15/23 (e)	192

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
408	5.375%, 04/15/23 (e)	414
1,465	Scientific Games International, Inc., 7.000%, 01/01/22 (e)	1,546
1,960	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	1,931
875	Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	902
895	Speedway Motorsports, Inc., 5.125%, 02/01/23	895
1,573	Starbucks Corp., 2.700%, 06/15/22	1,588
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
925	5.375%, 03/15/22	939
1,290	5.500%, 03/01/25 (e)	1,272
1,000	Yum! Brands, Inc., 3.875%, 11/01/23	955

		40,266

	Household Durables — 0.1%
	CalAtlantic Group, Inc.,
800	5.875%, 11/15/24	822
790	8.375%, 01/15/21	918
	Lennar Corp.,
210	4.500%, 06/15/19	216
286	4.500%, 11/15/19	296
1,500	4.750%, 05/30/25	1,436
500	4.750%, 11/15/22	508
595	M/I Homes, Inc., 6.750%, 01/15/21	619
552	Meritage Homes Corp., 7.000%, 04/01/22	600
1,740	PulteGroup, Inc., 5.500%, 03/01/26	1,725
	Tempur Sealy International, Inc.,
700	5.500%, 06/15/26	697
300	5.625%, 10/15/23	306
	Toll Brothers Finance Corp.,
420	4.375%, 04/15/23	419
565	4.875%, 11/15/25	556
130	5.625%, 01/15/24	134
879	5.875%, 02/15/22	954

		10,206

	Internet & Direct Marketing Retail — 0.1%
	Amazon.com, Inc.,
500	3.300%, 12/05/21	517
1,523	4.800%, 12/05/34	1,653
1,000	QVC, Inc., 4.450%, 02/15/25	951

		3,121

	Media — 1.2%
	21st Century Fox America, Inc.,
600	6.750%, 01/09/38	709
800	7.750%, 01/20/24	977
200	7.850%, 03/01/39	264
147	8.875%, 04/26/23	192
	Altice U.S. Finance I Corp.,
935	5.375%, 07/15/23 (e)	945
1,172	5.500%, 05/15/26 (e)	1,159
1,710	AMC Networks, Inc., 5.000%, 04/01/24	1,714
1,178	CBS Corp., 3.700%, 08/15/24	1,181
	Charter Communications Operating LLC/Charter Communications Operating Capital,
1,992	4.464%, 07/23/22 (e)	2,067
10,242	4.908%, 07/23/25 (e)	10,677
240	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	325
	Comcast Corp.,
1,290	1.625%, 01/15/22	1,233
4,200	2.350%, 01/15/27	3,873
3,000	3.375%, 08/15/25	3,028
2,819	4.200%, 08/15/34	2,869
2,405	4.600%, 08/15/45	2,483
240	6.300%, 11/15/17	251
435	6.500%, 11/15/35	558
177	6.550%, 07/01/39	230
	CSC Holdings LLC,
1,372	5.500%, 04/15/27 (e)	1,362
1,290	6.750%, 11/15/21	1,356
946	Discovery Communications LLC, 4.950%, 05/15/42	845
	DISH DBS Corp.,
2,362	5.875%, 07/15/22	2,445
10,204	6.750%, 06/01/21	10,969
130	7.750%, 07/01/26	144
2,131	7.875%, 09/01/19	2,360
1,000	Historic TW, Inc., 9.150%, 02/01/23	1,290
2,012	Hughes Satellite Systems Corp., 5.250%, 08/01/26 (e)	1,904
	iHeartCommunications, Inc.,
890	9.000%, 12/15/19	701
950	9.000%, 03/01/21	700
	Lamar Media Corp.,
1,250	5.000%, 05/01/23	1,272
190	5.375%, 01/15/24	196

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
510	5.750%, 02/01/26	538
470	Liberty Interactive LLC, 8.250%, 02/01/30	498
810	NBCUniversal Media LLC, 5.950%, 04/01/41	984
	Nielsen Finance LLC/Nielsen Finance Co.,
655	4.500%, 10/01/20	666
2,352	5.000%, 04/15/22 (e)	2,399
265	Quebecor, Inc., (Canada), 9.750%, 01/15/16 (d)	—
450	Sinclair Television Group, Inc., 5.625%, 08/01/24 (e)	444
	Sirius XM Radio, Inc.,
3,755	4.625%, 05/15/23 (e)	3,689
1,930	5.250%, 08/15/22 (e)	2,017
900	5.375%, 04/15/25 (e)	903
1,231	5.375%, 07/15/26 (e)	1,222
1,015	Starz LLC/Starz Finance Corp., 5.000%, 09/15/19	1,029
	TEGNA, Inc.,
1,184	5.125%, 07/15/20	1,223
1,085	5.500%, 09/15/24 (e)	1,101
1,875	6.375%, 10/15/23	1,972
335	Time Warner Cable LLC, 7.300%, 07/01/38	398
660	Time Warner Cos., Inc., 7.570%, 02/01/24	812
1,860	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	2,387
	Time Warner, Inc.,
3,430	3.550%, 06/01/24	3,409
182	5.375%, 10/15/41	190
	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany),
755	5.000%, 01/15/25 (e)	742
900	5.500%, 01/15/23 (e)	924
500	Univision Communications, Inc., 5.125%, 02/15/25 (e)	474
70	Viacom, Inc., 4.375%, 03/15/43	61
2,247	Videotron Ltd., (Canada), 5.375%, 06/15/24 (e)	2,293
	Walt Disney Co. (The),
389	1.850%, 07/30/26	348
500	Series B, 5.875%, 12/15/17	524
755	Series B, 7.000%, 03/01/32	1,014
750	WMG Acquisition Corp., 5.000%, 08/01/23 (e)	750

		93,290

	Multiline Retail — 0.1%
4,782	Dollar Tree, Inc., 5.750%, 03/01/23	5,081
1,000	J.C. Penney Corp., Inc., 5.875%, 07/01/23 (e)	1,025
475	Macy’s Retail Holdings, Inc., 6.900%, 04/01/29	519

		6,625

	Specialty Retail — 0.4%
220	AutoNation, Inc., 5.500%, 02/01/20	237
2,000	Caleres, Inc., 6.250%, 08/15/23	2,090
1,470	Claire’s Stores, Inc., 9.000%, 03/15/19 (e)	715
500	CST Brands, Inc., 5.000%, 05/01/23	517
410	Group 1 Automotive, Inc., 5.250%, 12/15/23 (e)	401
	Home Depot, Inc. (The),
444	2.125%, 09/15/26	408
734	2.625%, 06/01/22	736
2,751	3.000%, 04/01/26	2,731
2,800	3.500%, 09/15/56	2,432
	L Brands, Inc.,
400	5.625%, 02/15/22	424
3,500	5.625%, 10/15/23	3,723
650	6.750%, 07/01/36	642
1,575	6.875%, 11/01/35	1,575
500	8.500%, 06/15/19	574
	Lowe’s Cos., Inc.,
665	3.125%, 09/15/24	670
1,262	3.375%, 09/15/25	1,289
5,000	3.700%, 04/15/46	4,556
116	5.125%, 11/15/41	131
951	Series B, 7.110%, 05/15/37	1,247
1,002	Penske Automotive Group, Inc., 5.500%, 05/15/26	966
435	Radio Systems Corp., 8.375%, 11/01/19 (e)	451
	Sally Holdings LLC/Sally Capital, Inc.,
500	5.500%, 11/01/23	520
1,317	5.625%, 12/01/25	1,367
1,500	5.750%, 06/01/22	1,554

		29,956

	Textiles, Apparel & Luxury Goods — 0.0% (g)
	Hanesbrands, Inc.,
274	4.625%, 05/15/24 (e)	274
774	4.875%, 05/15/26 (e)	772
470	Levi Strauss & Co., 5.000%, 05/01/25	469

		1,515

	Total Consumer Discretionary	221,173

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Consumer Staples — 1.7%
	Beverages — 0.6%
	Anheuser-Busch Cos. LLC,
325	5.500%, 01/15/18	338
550	5.750%, 04/01/36	641
280	7.550%, 10/01/30	381
	Anheuser-Busch InBev Finance, Inc.,
50	1.900%, 02/01/19	50
2,551	3.300%, 02/01/23	2,579
9,750	3.650%, 02/01/26	9,797
1,225	3.700%, 02/01/24	1,267
3,990	4.700%, 02/01/36	4,171
5,415	4.900%, 02/01/46	5,780
2,360	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 01/15/20	2,575
1,000	Coca-Cola Co. (The), 2.250%, 09/01/26	931
	Constellation Brands, Inc.,
608	3.750%, 05/01/21	632
216	4.250%, 05/01/23	225
396	4.750%, 11/15/24	425
932	4.750%, 12/01/25	1,002
1,165	6.000%, 05/01/22	1,326
	Diageo Investment Corp.,
1,000	7.450%, 04/15/35	1,393
365	8.000%, 09/15/22	459
507	Dr. Pepper Snapple Group, Inc., 2.550%, 09/15/26	471
575	DS Services of America, Inc., 10.000%, 09/01/21 (e)	633
677	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	677
	PepsiCo, Inc.,
2,500	2.150%, 10/14/20	2,496
850	2.375%, 10/06/26	799
572	3.100%, 07/17/22	591
6,030	3.450%, 10/06/46	5,376
1,845	3.500%, 07/17/25	1,908
730	4.450%, 04/14/46	766

		47,689

	Food & Staples Retailing — 0.3%
	CVS Health Corp.,
2,460	2.800%, 07/20/20	2,490
1,659	4.000%, 12/05/23	1,728
1,845	Ingles Markets, Inc., 5.750%, 06/15/23	1,887
	Kroger Co. (The),
215	6.400%, 08/15/17	223
1,162	7.500%, 04/01/31	1,561
900	Series B, 7.700%, 06/01/29	1,186
430	New Albertsons, Inc., 8.700%, 05/01/30	430
1,125	SUPERVALU, Inc., 7.750%, 11/15/22	1,114
	Sysco Corp.,
1,575	2.500%, 07/15/21	1,562
1,517	2.600%, 06/12/22	1,502
700	U.S. Foods, Inc., 5.875%, 06/15/24 (e)	718
	Walgreens Boots Alliance, Inc.,
527	3.100%, 06/01/23	520
4,337	3.450%, 06/01/26	4,242
	Wal-Mart Stores, Inc.,
300	2.550%, 04/11/23	297
160	5.000%, 10/25/40	182
1,000	6.200%, 04/15/38	1,314
260	7.550%, 02/15/30	371

		21,327

	Food Products — 0.5%
1,650	Archer-Daniels-Midland Co., Class C, 2.500%, 08/11/26	1,553
326	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	322
	Bunge Ltd. Finance Corp.,
675	3.250%, 08/15/26	649
305	3.500%, 11/24/20	310
655	8.500%, 06/15/19	753
148	Bunge N.A. Finance LP, 5.900%, 04/01/17	150
	Cargill, Inc.,
350	1.900%, 03/01/17 (e)	351
800	3.300%, 03/01/22 (e)	822
470	4.760%, 11/23/45 (e)	496
200	6.000%, 11/27/17 (e)	209
1,000	7.350%, 03/06/19 (e)	1,117
	Conagra Brands, Inc.,
135	3.250%, 09/15/22	135
180	6.625%, 08/15/39	193
2,560	Darling Ingredients, Inc., 5.375%, 01/15/22	2,666
610	FAGE International S.A./FAGE USA Dairy Industry, Inc., (Luxembourg), 5.625%, 08/15/26 (e)	610
	JBS USA LUX S.A./JBS USA Finance, Inc.,
793	5.750%, 06/15/25 (e)	777
1,868	5.875%, 07/15/24 (e)	1,856
3,447	7.250%, 06/01/21 (e)	3,529

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Food Products — continued
1,430	8.250%, 02/01/20 (e)	1,466
	Kraft Heinz Foods Co.,
429	3.500%, 06/06/22	438
6,960	4.375%, 06/01/46	6,591
488	5.000%, 06/04/42	502
946	5.200%, 07/15/45	1,005
599	6.125%, 08/23/18	642
153	6.375%, 07/15/28	181
200	6.500%, 02/09/40	245
277	6.750%, 03/15/32	336
575	6.875%, 01/26/39	725
	Lamb Weston Holdings, Inc.,
711	4.625%, 11/01/24 (e)	709
711	4.875%, 11/01/26 (e)	708
497	Mead Johnson Nutrition Co., 4.125%, 11/15/25	509
1,130	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	1,127
475	Post Holdings, Inc., 6.750%, 12/01/21 (e)	506
	Smithfield Foods, Inc.,
265	5.250%, 08/01/18 (e)	268
1,511	5.875%, 08/01/21 (e)	1,569
1,000	6.625%, 08/15/22	1,054
102	7.750%, 07/01/17	105
435	TreeHouse Foods, Inc., 6.000%, 02/15/24 (e)	452
	Tyson Foods, Inc.,
700	3.950%, 08/15/24	715
700	5.150%, 08/15/44	722

		37,073

	Household Products — 0.0% (g)
600	Kimberly-Clark Corp., 2.400%, 06/01/23	588
458	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	531
	Spectrum Brands, Inc.,
525	6.125%, 12/15/24	557
1,219	6.625%, 11/15/22	1,292

		2,968

	Personal Products — 0.0% (g)
	Revlon Consumer Products Corp.,
725	5.750%, 02/15/21	720
237	6.250%, 08/01/24 (e)	234

		954

	Tobacco — 0.3%
	Altria Group, Inc.,
7,500	2.625%, 01/14/20	7,589
9,585	3.875%, 09/16/46	8,840
5,000	Philip Morris International, Inc., 4.125%, 03/04/43	4,792
3,575	Reynolds American, Inc., 5.850%, 08/15/45	4,223

		25,444

	Total Consumer Staples	135,455

	Energy — 2.9%
	Energy Equipment & Services — 0.3%
280	Archrock Partners LP/Archrock Partners Finance Corp., 6.000%, 10/01/22	265
303	Baker Hughes, Inc., 5.125%, 09/15/40	328
1,310	Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	914
825	Ensco plc, (United Kingdom), 5.200%, 03/15/25	668
	Halliburton Co.,
680	4.850%, 11/15/35	694
250	7.450%, 09/15/39	329
275	7.600%, 08/15/96 (e)	327
700	8.750%, 02/15/21	855
1,418	Noble Holding International Ltd., (Cayman Islands), 8.200%, 04/01/45	945
255	Parker Drilling Co., 6.750%, 07/15/22	206
	Precision Drilling Corp., (Canada),
1,113	5.250%, 11/15/24	991
378	6.500%, 12/15/21	374
	Schlumberger Investment S.A., (Luxembourg),
640	2.400%, 08/01/22 (e)	627
219	3.300%, 09/14/21 (e)	225
11,210	3.650%, 12/01/23	11,625
1,557	Sea Trucks Group Ltd., (United Kingdom), Reg. S, 9.000%, 03/26/18 (d) (e)	483
2,994	Transocean, Inc., (Cayman Islands), 9.000%, 07/15/23 (e)	3,024
630	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	620
582	Unit Corp., 6.625%, 05/15/21	530
	Weatherford International Ltd., (Bermuda),
372	4.500%, 04/15/22	323
1,675	6.750%, 09/15/40	1,294
978	7.750%, 06/15/21	956
199	8.250%, 06/15/23	195

		26,798

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — 2.6%
175	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	191
278	Anadarko Holding Co., 7.150%, 05/15/28	327
	Anadarko Petroleum Corp.,
350	6.950%, 06/15/19	386
100	7.950%, 06/15/39	119
225	8.700%, 03/15/19	255
250	ANR Pipeline Co., 9.625%, 11/01/21	326
	Antero Resources Corp.,
2,825	5.125%, 12/01/22	2,867
2,837	5.375%, 11/01/21	2,926
450	6.000%, 12/01/20	464
775	Apache Corp., 6.900%, 09/15/18	837
	Baytex Energy Corp., (Canada),
300	5.125%, 06/01/21 (e)	259
300	5.625%, 06/01/24 (e)	251
632	Boardwalk Pipelines LP, 5.950%, 06/01/26	673
	BP Capital Markets plc, (United Kingdom),
206	1.375%, 11/06/17	206
589	1.375%, 05/10/18	587
1,545	2.750%, 05/10/23	1,508
325	3.017%, 01/16/27	311
385	3.245%, 05/06/22	392
1,800	3.535%, 11/04/24	1,814
7,815	3.723%, 11/28/28	7,834
612	3.814%, 02/10/24	632
515	4.750%, 03/10/19	546
210	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	268
815	Burlington Resources, Inc., 8.200%, 03/15/25	1,050
	California Resources Corp.,
38	6.000%, 11/15/24	24
1,414	8.000%, 12/15/22 (e)	1,138
	Canadian Natural Resources Ltd., (Canada),
1,035	3.900%, 02/01/25	1,016
330	6.250%, 03/15/38	359
	Cenovus Energy, Inc., (Canada),
123	3.000%, 08/15/22	116
294	4.450%, 09/15/42	242
4,871	6.750%, 11/15/39	5,116
715	Cheniere Corpus Christi Holdings LLC, 7.000%, 06/30/24 (e)	766
1,076	Chesapeake Energy Corp., 8.000%, 12/15/22 (e)	1,114
	Chevron Corp.,
540	2.355%, 12/05/22	529
7,000	2.411%, 03/03/22	6,947
1,750	2.419%, 11/17/20	1,761
2,500	2.566%, 05/16/23	2,455
1,550	2.954%, 05/16/26	1,519
1,059	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	1,075
1,243	CNOOC Finance 2015 USA LLC, 3.500%, 05/05/25	1,215
1,026	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	1,054
	Concho Resources, Inc.,
450	5.500%, 10/01/22	466
945	6.500%, 01/15/22	981
215	Conoco Funding Co., (Canada), 7.250%, 10/15/31	272
	ConocoPhillips,
750	6.500%, 02/01/39	918
410	7.000%, 03/30/29	492
1,775	ConocoPhillips Co., 4.200%, 03/15/21	1,882
300	ConocoPhillips Holding Co., 6.950%, 04/15/29	367
1,756	Continental Resources, Inc., 5.000%, 09/15/22	1,752
2,035	DCP Midstream LLC, 4.750%, 09/30/21 (e)	2,066
	DCP Midstream Operating LP,
2,140	3.875%, 03/15/23	2,053
227	4.950%, 04/01/22	231
236	Devon Energy Corp., 3.250%, 05/15/22	229
270	Devon Financing Corp. LLC, 7.875%, 09/30/31	329
	Ecopetrol S.A., (Colombia),
469	5.375%, 06/26/26	451
523	5.875%, 05/28/45	424
125	Enbridge, Inc., (Canada), 5.500%, 12/01/46	127
	Encana Corp., (Canada),
150	6.500%, 05/15/19	161
148	6.625%, 08/15/37	153
	Energy Transfer Equity LP,
495	5.500%, 06/01/27	485
2,470	5.875%, 01/15/24	2,550
1,680	7.500%, 10/15/20	1,878
1,080	Energy Transfer Partners LP, 2.500%, 06/15/18	1,081

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
1,210	Eni S.p.A., (Italy), Series EX2, 5.700%, 10/01/40 (e)	1,200
	EnLink Midstream Partners LP,
841	2.700%, 04/01/19	835
922	4.150%, 06/01/25	872
	Enterprise Products Operating LLC,
1,252	3.350%, 03/15/23	1,250
1,026	3.700%, 02/15/26	1,011
6,559	3.750%, 02/15/25	6,555
330	4.950%, 10/15/54	304
333	5.950%, 02/01/41	361
	EOG Resources, Inc.,
472	2.625%, 03/15/23	456
1,700	4.100%, 02/01/21	1,790
200	6.875%, 10/01/18	218
	EP Energy LLC/Everest Acquisition Finance, Inc.,
1,522	8.000%, 11/29/24 (e)	1,568
2,629	9.375%, 05/01/20	2,202
	Exxon Mobil Corp.,
1,737	2.397%, 03/06/22	1,723
1,403	2.726%, 03/01/23	1,400
1,736	3.043%, 03/01/26	1,718
1,045	Gulf South Pipeline Co. LP, 4.000%, 06/15/22	1,045
	Hilcorp Energy I LP/Hilcorp Finance Co.,
2,782	5.000%, 12/01/24 (e)	2,810
1,500	5.750%, 10/01/25 (e)	1,522
	Holly Energy Partners LP/Holly Energy Finance Corp.,
336	6.000%, 08/01/24 (e)	349
397	6.500%, 03/01/20	407
	KazMunayGas National Co. JSC, (Kazakhstan),
200	Reg. S, 4.400%, 04/30/23	191
300	Reg. S, 6.375%, 04/09/21	317
605	Reg. S, 7.000%, 05/05/20	653
200	Reg. S, 9.125%, 07/02/18	216
800	Kerr-McGee Corp., 7.875%, 09/15/31	982
	Marathon Oil Corp.,
1,976	2.800%, 11/01/22	1,821
410	6.000%, 10/01/17	423
101	MEG Energy Corp., (Canada), 7.000%, 03/31/24 (e)	88
1,000	Murphy Oil USA, Inc., 6.000%, 08/15/23	1,043
	Newfield Exploration Co.,
475	5.375%, 01/01/26	483
575	5.625%, 07/01/24	593
1,264	5.750%, 01/30/22	1,308
	Noble Energy, Inc.,
583	3.900%, 11/15/24	579
286	5.050%, 11/15/44	271
1,500	5.250%, 11/15/43	1,455
	NuStar Logistics LP,
1,614	4.800%, 09/01/20	1,622
1,046	6.750%, 02/01/21	1,125
	Occidental Petroleum Corp.,
504	2.700%, 02/15/23	494
2,300	3.400%, 04/15/26	2,298
	ONEOK Partners LP,
2,350	4.900%, 03/15/25	2,477
875	6.650%, 10/01/36	957
1,321	ONEOK, Inc., 4.250%, 02/01/22	1,291
8,004	Pacific Exploration & Production Corp., (Canada), Series AI, 10.000%, (cash), 11/02/21 (v)	8,654
533	PBF Holding Co. LLC/PBF Finance Corp., 7.000%, 11/15/23 (e)	509
	Penn Virginia Corp.,
2,000	7.250%, 04/15/19 (d)	39
1,000	8.500%, 05/01/20 (d)	20
	Pertamina Persero PT, (Indonesia),
400	5.250%, 05/23/21 (e)	420
200	Reg. S, 6.000%, 05/03/42	195
200	Reg. S, 6.450%, 05/30/44	206
200	Reg. S, 6.500%, 05/27/41	207
230	Petrobras Argentina S.A., (Argentina), 7.375%, 07/21/23 (e)	223
	Petrobras Global Finance B.V., (Netherlands),
1,110	5.375%, 01/27/21	1,081
400	8.375%, 05/23/21	429
360	8.750%, 05/23/26	386
	Petro-Canada, (Canada),
1,215	6.800%, 05/15/38	1,508
335	7.875%, 06/15/26	420
	Petroleos de Venezuela S.A., (Venezuela),
970	Reg. S, 5.375%, 04/12/27	345
868	Reg. S, 6.000%, 11/15/26	314
184	Reg. S, 9.000%, 11/17/21	88

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
60	Reg. S, 9.750%, 05/17/35	27
	Petroleos Mexicanos, (Mexico),
10	3.500%, 07/18/18	10
80	3.500%, 07/23/20	77
1,103	4.500%, 01/23/26	978
333	4.625%, 09/21/23 (e)	310
50	5.500%, 06/27/44	39
942	5.625%, 01/23/46	728
140	6.375%, 02/04/21 (e)	147
400	6.375%, 01/23/45	340
315	6.625%, 06/15/35	288
951	6.750%, 09/21/47 (e)	829
1,040	Reg. S, 6.375%, 02/04/21	1,095
590	Reg. S, 6.875%, 08/04/26	604
30	VAR, 2.902%, 07/18/18	30
150	Petroleum Co. of Trinidad & Tobago Ltd., (Trinidad and Tobago), Reg. S, 9.750%, 08/14/19	162
400	Petroliam Nasional Bhd, (Malaysia), Reg. S, 7.625%, 10/15/26	527
1,000	Phillips 66, 4.650%, 11/15/34	1,013
330	Phillips 66 Partners LP, 4.900%, 10/01/46	307
	Plains All American Pipeline LP/PAA Finance Corp.,
519	2.600%, 12/15/19	519
3,740	4.650%, 10/15/25	3,760
	QEP Resources, Inc.,
286	5.250%, 05/01/23	277
796	5.375%, 10/01/22	776
1,219	6.875%, 03/01/21	1,259
	Range Resources Corp.,
391	5.000%, 03/15/23 (e)	375
200	5.750%, 06/01/21 (e)	202
2,875	Rockies Express Pipeline LLC, 6.000%, 01/15/19 (e)	2,990
200	Sinopec Group Overseas Development 2013 Ltd., (United Kingdom), Reg. S, 5.375%, 10/17/43	227
200	Sinopec Group Overseas Development 2015 Ltd., (United Kingdom), Reg. S, 4.100%, 04/28/45	186
	SM Energy Co.,
589	5.000%, 01/15/24	555
752	5.625%, 06/01/25	722
427	6.500%, 11/15/21	432
3	6.500%, 01/01/23	3
340	Southern Star Central Corp., 5.125%, 07/15/22 (e)	342
	Spectra Energy Capital LLC,
145	7.500%, 09/15/38	171
1,500	8.000%, 10/01/19	1,701
1,140	Spectra Energy Partners LP, 4.500%, 03/15/45	1,043
400	State Oil Co. of the Azerbaijan Republic, (Azerbaijan), 6.950%, 03/18/30	401
	Statoil ASA, (Norway),
263	2.450%, 01/17/23	257
2,179	2.650%, 01/15/24	2,125
790	3.150%, 01/23/22	809
585	7.150%, 11/15/25	752
26	Stone Energy Corp., 7.500%, 11/15/22	14
2,000	Suncor Energy, Inc., (Canada), 3.600%, 12/01/24	2,001
	Sunoco Logistics Partners Operations LP,
464	4.250%, 04/01/24	463
1,146	4.400%, 04/01/21	1,209
2,000	5.350%, 05/15/45	1,859
	Sunoco LP/Sunoco Finance Corp.,
1,442	5.500%, 08/01/20	1,449
664	6.250%, 04/15/21	671
920	6.375%, 04/01/23	923
495	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.500%, 09/15/24 (e)	490
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
1,585	4.250%, 11/15/23	1,494
1,875	5.125%, 02/01/25 (e)	1,850
1,960	5.250%, 05/01/23	1,965
140	5.375%, 02/01/27 (e)	138
300	6.375%, 08/01/22	309
164	Tesoro Corp., 5.125%, 04/01/24	170
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
715	5.250%, 01/15/25	725
129	5.500%, 10/15/19	137
1,712	5.875%, 10/01/20	1,767
1,680	6.125%, 10/15/21	1,757
412	6.250%, 10/15/22	441
435	6.375%, 05/01/24	469
640	Tosco Corp., 8.125%, 02/15/30	832

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
3,165	Total Capital International S.A., (France), 2.750%, 06/19/21	3,201
	TransCanada PipeLines Ltd., (Canada),
256	1.875%, 01/12/18	256
285	2.500%, 08/01/22	278
340	3.750%, 10/16/23	351
1,000	6.200%, 10/15/37	1,200
606	7.250%, 08/15/38	814
	Western Gas Partners LP,
590	4.650%, 07/01/26	597
841	5.375%, 06/01/21	897
338	Western Refining, Inc., 6.250%, 04/01/21	352
1,730	Whiting Petroleum Corp., 5.000%, 03/15/19	1,708
	Williams Cos., Inc. (The),
2,245	3.700%, 01/15/23	2,116
1,035	5.750%, 06/24/44	981
918	7.750%, 06/15/31	1,023
132	Series A, 7.500%, 01/15/31	145
	WPX Energy, Inc.,
655	5.250%, 09/15/24	638
1,846	6.000%, 01/15/22	1,891
	YPF S.A., (Argentina),
160	8.500%, 03/23/21 (e)	168
200	Reg. S, 8.500%, 03/23/21	211
471	Reg. S, 8.750%, 04/04/24	485

		201,990

	Total Energy	228,788

	Financials — 6.5%
	Banks — 2.8%
	ABN AMRO Bank N.V., (Netherlands),
501	4.750%, 07/28/25 (e)	506
400	4.800%, 04/18/26 (e)	405
	Banco Nacional de Comercio Exterior SNC, (Mexico),
200	4.375%, 10/14/25 (e)	194
200	VAR, 3.800%, 08/11/26 (e)	187
	Bank of America Corp.,
1,825	2.000%, 01/11/18	1,829
143	3.300%, 01/11/23	143
3,150	3.500%, 04/19/26	3,112
960	4.000%, 04/01/24	991
5,277	4.000%, 01/22/25	5,267
2,400	4.200%, 08/26/24	2,437
473	4.250%, 10/22/26	476
1,294	4.450%, 03/03/26	1,328
1,540	5.000%, 05/13/21	1,672
1,275	5.625%, 07/01/20	1,404
695	5.650%, 05/01/18	730
500	6.400%, 08/28/17	518
1,710	6.875%, 04/25/18	1,824
1,500	Series F, 6.975%, 03/07/37	1,812
2,515	Series L, 2.250%, 04/21/20	2,492
1,326	Series L, 3.950%, 04/21/25	1,313
200	Bank of Ceylon, (Sri Lanka), 6.875%, 05/03/17 (e)	202
	Bank of Montreal, (Canada),
623	1.400%, 09/11/17	624
653	1.500%, 07/18/19	644
2,000	1.750%, 06/15/22 (e)	1,942
655	2.375%, 01/25/19	660
	Bank of Nova Scotia (The), (Canada),
880	1.450%, 04/25/18	877
1,000	1.650%, 06/14/19	990
1,725	1.850%, 04/14/20	1,711
500	1.875%, 09/20/21 (e)	487
	Barclays Bank plc, (United Kingdom),
200	2.250%, 05/10/17 (e)	200
980	6.050%, 12/04/17 (e)	1,016
2,508	7.625%, 11/21/22	2,753
	Barclays plc, (United Kingdom),
1,405	3.650%, 03/16/25	1,340
478	5.250%, 08/17/45	497
	BB&T Corp.,
783	1.600%, 08/15/17	784
1,500	2.625%, 06/29/20	1,511
500	5.250%, 11/01/19	541
150	6.850%, 04/30/19	167
250	BBVA Bancomer S.A., (Mexico), Reg. S, 6.750%, 09/30/22	267
1,000	BNZ International Funding Ltd., (New Zealand), 2.100%, 09/14/21 (e)	971
650	Caixa Economica Federal, (Brazil), Reg. S, 4.500%, 10/03/18	655
3,319	Canadian Imperial Bank of Commerce, (Canada), 2.250%, 07/21/20 (e)	3,331
2,500	Capital One N.A., 1.500%, 03/22/18	2,489
	CIT Group, Inc.,
2,970	5.000%, 08/15/22	3,092
5,458	5.375%, 05/15/20	5,772

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
1,295	5.500%, 02/15/19 (e)	1,367
1,397	6.625%, 04/01/18 (e)	1,462
	Citigroup, Inc.,
1,394	1.800%, 02/05/18	1,394
2,500	4.300%, 11/20/26	2,518
5,000	4.600%, 03/09/26	5,146
838	6.625%, 01/15/28	1,000
645	6.875%, 06/01/25	772
1,115	7.000%, 12/01/25	1,339
NOK 16,500	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), 3.500%, 04/18/17	1,954
	Cooperatieve Rabobank UA, (Netherlands),
2,000	2.500%, 01/19/21	1,999
1,045	3.875%, 02/08/22	1,104
6,500	Credit Agricole S.A., (France), 2.375%, 07/01/21 (e)	6,396
250	Credit Suisse Group Funding Guernsey Ltd., (United Kingdom), 2.750%, 03/26/20	247
7,000	Danske Bank A/S, (Denmark), 2.000%, 09/08/21 (e)	6,817
	Fifth Third Bancorp,
625	2.875%, 07/27/20	631
500	5.450%, 01/15/17	502
234	Fifth Third Bank, 3.850%, 03/15/26	235
	HSBC Bank plc, (United Kingdom),
474	1.500%, 05/15/18 (e)	471
927	4.125%, 08/12/20 (e)	972
650	4.750%, 01/19/21 (e)	697
395	HSBC Bank USA N.A., 4.875%, 08/24/20	420
	HSBC Holdings plc, (United Kingdom),
15,869	3.400%, 03/08/21	16,058
5,845	3.600%, 05/25/23	5,866
506	3.900%, 05/25/26	503
1,371	4.000%, 03/30/22	1,418
733	4.250%, 08/18/25	729
1,069	4.300%, 03/08/26	1,096
	Huntington Bancshares, Inc.,
1,084	2.300%, 01/14/22	1,054
846	3.150%, 03/14/21	856
1,155	Huntington National Bank (The), 2.875%, 08/20/20	1,168
200	IDBI Bank Ltd., (India), Reg. S, 3.750%, 01/25/19	202
400	Industrial & Commercial Bank of China Ltd., (China), 2.452%, 10/20/21	390
1,621	KeyBank N.A., 3.180%, 05/22/22	1,631
605	KeyCorp, 2.900%, 09/15/20	612
1,250	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,311
200	MFB Magyar Fejlesztesi Bank Zrt, (Hungary), Reg. S, 6.250%, 10/21/20	221
423	Mitsubishi UFJ Financial Group, Inc., (Japan), 2.527%, 09/13/23	408
1,750	Mizuho Bank Ltd., (Japan), 1.700%, 09/25/17 (e)	1,751
	National Australia Bank Ltd., (Australia),
875	2.000%, 06/20/17 (e)	879
448	2.500%, 07/12/26	418
200	National Savings Bank, (Sri Lanka), Reg. S, 8.875%, 09/18/18	212
886	Nordea Bank AB, (Sweden), 4.250%, 09/21/22 (e)	927
655	PNC Bank N.A., 2.150%, 04/29/21	646
	PNC Financial Services Group, Inc. (The),
1,057	4.375%, 08/11/20	1,128
625	5.625%, 02/01/17	629
	Royal Bank of Canada, (Canada),
1,419	1.200%, 09/19/17	1,419
1,380	1.500%, 07/29/19	1,362
2,960	1.875%, 02/05/20	2,943
743	2.000%, 10/01/18	747
620	2.000%, 12/10/18	622
	Royal Bank of Scotland Group plc, (United Kingdom),
4,840	6.100%, 06/10/23	4,913
8,935	6.125%, 12/15/22	9,251
200	Russian Agricultural Bank OJSC Via RSHB Capital S.A., (Luxembourg), Reg. S, 7.750%, 05/29/18	212
1,697	Santander UK plc, (United Kingdom), 2.500%, 03/14/19	1,706
200	Sberbank of Russia Via SB Capital S.A., (Luxembourg), Reg. S, 6.125%, 02/07/22	215
897	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	896
1,545	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	1,530
2,600	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	2,588
2,500	SunTrust Banks, Inc., 6.000%, 02/15/26	2,822
	Toronto-Dominion Bank (The), (Canada),
570	1.500%, 03/13/17 (e)	571

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
2,852	1.750%, 07/23/18	2,856
712	1.950%, 01/22/19	713
453	2.250%, 11/05/19	456
372	VAR, 3.625%, 09/15/31	358
320	Turkiye Garanti Bankasi AS, (Turkey), Reg. S, 5.250%, 09/13/22	308
320	Turkiye Is Bankasi, (Turkey), 5.500%, 04/21/22 (e)	300
320	Turkiye Vakiflar Bankasi TAO, (Turkey), 5.500%, 10/27/21 (e)	303
	U.S. Bancorp,
2,000	7.500%, 06/01/26	2,596
1,700	Series V, 2.375%, 07/22/26	1,578
2,225	U.S. Bank N.A., 1.350%, 01/26/18	2,224
200	Ukreximbank Via Biz Finance plc, (United Kingdom), Reg. S, 9.750%, 01/22/25	181
	Vnesheconombank Via VEB Finance plc, (Ireland),
200	Reg. S, 4.224%, 11/21/18	201
200	Reg. S, 5.375%, 02/13/17	202
500	Reg. S, 5.942%, 11/21/23	506
200	Reg. S, 6.025%, 07/05/22	206
	Wachovia Corp.,
1,555	5.750%, 02/01/18	1,626
515	SUB, 7.574%, 08/01/26	642
	Wells Fargo & Co.,
1,200	2.100%, 07/26/21	1,173
1,607	2.550%, 12/07/20	1,609
613	2.600%, 07/22/20	616
3,475	3.000%, 04/22/26	3,329
10,235	3.000%, 10/23/26	9,768
7,565	3.300%, 09/09/24	7,513
576	4.300%, 07/22/27	594
853	5.606%, 01/15/44	972
1,665	5.625%, 12/11/17	1,733
750	Wells Fargo Bank N.A., 6.000%, 11/15/17	781
	Westpac Banking Corp., (Australia),
356	1.600%, 08/19/19	352
1,281	2.000%, 03/03/20 (e)	1,277
942	4.875%, 11/19/19	1,013

		217,502

	Capital Markets — 1.3%
508	Ameriprise Financial, Inc., 2.875%, 09/15/26	485
	Bank of New York Mellon Corp. (The),
510	2.200%, 03/04/19	514
940	2.450%, 11/27/20	943
1,291	2.600%, 08/17/20	1,302
530	4.600%, 01/15/20	564
	BlackRock, Inc.,
381	3.375%, 06/01/22	397
315	3.500%, 03/18/24	327
485	4.250%, 05/24/21	524
493	Series 2, 5.000%, 12/10/19	537
	Blackstone Holdings Finance Co. LLC,
159	4.450%, 07/15/45 (e)	145
1,000	5.875%, 03/15/21 (e)	1,130
750	Charles Schwab Corp. (The), 3.225%, 09/01/22	769
950	CME Group, Inc., 3.000%, 09/15/22	973
	Credit Suisse AG, (Switzerland),
889	1.750%, 01/29/18	888
775	3.000%, 10/29/21	777
7,121	3.625%, 09/09/24	7,151
	Deutsche Bank AG, (Germany),
347	2.950%, 08/20/20	335
1,603	3.375%, 05/12/21	1,550
	E*TRADE Financial Corp.,
1,483	4.625%, 09/15/23	1,506
1,360	5.375%, 11/15/22	1,441
	Goldman Sachs Group, Inc. (The),
1,997	2.600%, 04/23/20	1,999
704	2.625%, 01/31/19	711
1,792	2.750%, 09/15/20	1,800
950	2.875%, 02/25/21	953
666	3.500%, 01/23/25	662
5,000	3.750%, 02/25/26	5,017
3,565	3.850%, 07/08/24	3,647
1,224	4.000%, 03/03/24	1,266
364	4.250%, 10/21/25	368
692	5.250%, 07/27/21	761
1,104	5.375%, 03/15/20	1,199
2,165	5.750%, 01/24/22	2,443
1,430	5.950%, 01/18/18	1,494
965	6.750%, 10/01/37	1,185
205	7.500%, 02/15/19	228
102	Series D, 6.000%, 06/15/20	114
761	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	766

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Capital Markets — continued
565	Intercontinental Exchange, Inc., 2.500%, 10/15/18	573
	Invesco Finance plc, (United Kingdom),
390	3.750%, 01/15/26	395
1,162	4.000%, 01/30/24	1,217
	Jefferies Group LLC,
950	6.250%, 01/15/36	928
140	6.450%, 06/08/27	151
880	6.875%, 04/15/21	1,002
	Legg Mason, Inc.,
222	4.750%, 03/15/26	229
275	5.625%, 01/15/44	264
	Lehman Brothers Holdings, Inc.,
1,000	0.000%, 05/17/49 (d)	59
235	3.600%, 12/30/16 (d)	14
295	8.500%, 02/01/16 (d)	17
995	Macquarie Bank Ltd., (Australia), 1.600%, 10/27/17 (e)	995
639	Macquarie Group Ltd., (Australia), 6.250%, 01/14/21 (e)	710
	Morgan Stanley,
1,932	2.650%, 01/27/20	1,943
5,285	3.125%, 07/27/26	5,043
3,467	3.700%, 10/23/24	3,509
1,368	3.875%, 01/27/26	1,384
660	4.000%, 07/23/25	675
5,117	4.300%, 01/27/45	5,069
867	5.000%, 11/24/25	925
113	5.500%, 07/24/20	124
2,779	5.500%, 07/28/21	3,089
310	5.625%, 09/23/19	337
1,050	5.750%, 01/25/21	1,167
320	5.950%, 12/28/17	334
1,250	6.625%, 04/01/18	1,327
965	MSCI, Inc., 5.250%, 11/15/24 (e)	998
193	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	216
740	Northern Trust Co. (The), 6.500%, 08/15/18	799
	State Street Corp.,
700	2.650%, 05/19/26	666
459	3.100%, 05/15/23	458
996	3.300%, 12/16/24	1,006
1,364	3.550%, 08/18/25	1,400
935	3.700%, 11/20/23	977
953	TD Ameritrade Holding Corp., 2.950%, 04/01/22	964
	Thomson Reuters Corp., (Canada),
1,960	3.950%, 09/30/21	2,038
280	4.700%, 10/15/19	298
200	6.500%, 07/15/18	214
10,000	UBS AG, (Switzerland), 2.375%, 08/14/19	10,053

		98,438

	Consumer Finance — 0.8%
5,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland), 3.950%, 02/01/22	5,063
	Ally Financial, Inc.,
839	3.600%, 05/21/18	843
5,895	4.125%, 03/30/20	5,895
6,621	4.625%, 05/19/22	6,598
580	4.750%, 09/10/18	596
1,500	6.250%, 12/01/17	1,553
2,370	8.000%, 11/01/31	2,690
276	American Express Co., 3.625%, 12/05/24	276
	American Express Credit Corp.,
1,448	2.125%, 03/18/19	1,453
2,000	2.250%, 08/15/19	2,009
405	2.250%, 05/05/21	401
1,452	Series F, 2.600%, 09/14/20	1,463
	American Honda Finance Corp.,
1,130	1.500%, 03/13/18	1,130
453	1.600%, 02/16/18 (e)	454
200	2.125%, 02/28/17 (e)	201
320	2.300%, 09/09/26	298
835	7.625%, 10/01/18 (e)	923
	Capital One Financial Corp.,
533	3.500%, 06/15/23	533
840	3.750%, 07/28/26	808
1,356	4.200%, 10/29/25	1,356
	Caterpillar Financial Services Corp.,
2,000	1.700%, 08/09/21	1,925
850	1.931%, 10/01/21 (e)	822
1,242	2.100%, 06/09/19	1,246
581	2.850%, 06/01/22	585
866	FirstCash, Inc., 6.750%, 04/01/21	896
	Ford Motor Credit Co. LLC,
1,592	2.145%, 01/09/18	1,593
476	2.551%, 10/05/18	479
687	3.219%, 01/09/22	680

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Consumer Finance — continued
	General Motors Financial Co., Inc.,
171	3.700%, 05/09/23	168
616	4.000%, 10/06/26	586
640	4.250%, 05/15/23	642
400	HSBC Finance Corp., 7.350%, 11/27/32	489
	HSBC USA, Inc.,
2,340	1.625%, 01/16/18	2,338
2,913	2.750%, 08/07/20	2,910
	John Deere Capital Corp.,
483	1.350%, 01/16/18	483
418	1.550%, 12/15/17	420
630	1.600%, 07/13/18	630
290	1.700%, 01/15/20	286
870	2.050%, 03/10/20	866
610	2.450%, 09/11/20	610
1,000	2.650%, 06/10/26	962
150	2.800%, 03/06/23	149
559	3.350%, 06/12/24	573
515	5.350%, 04/03/18	541
5,660	Navient Corp., 8.450%, 06/15/18	6,099
555	PACCAR Financial Corp., 1.600%, 03/15/17	556
834	Synchrony Financial, 3.700%, 08/04/26	800
	Toyota Motor Credit Corp.,
2,580	1.450%, 01/12/18	2,579
400	1.550%, 10/18/19	396

		65,852

	Diversified Financial Services — 0.8%
4,529	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	3,397
900	AIG Global Funding, 1.900%, 10/06/21 (e)	870
200	Banque Centrale de Tunisie International Bond, (Tunisia), Reg. S, 5.750%, 01/30/25	183
	Berkshire Hathaway, Inc.,
1,221	2.750%, 03/15/23	1,216
475	3.000%, 02/11/23	480
1,500	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	1,196
200	Export-Import Bank of India, (India), 4.000%, 01/14/23	203
200	Fondo MIVIVIENDA S.A., (Peru), Reg. S, 3.500%, 01/31/23	197
	GE Capital International Funding Co., Unlimited Co., (Ireland),
2,126	2.342%, 11/15/20	2,124
6,041	3.373%, 11/15/25	6,111
7,934	4.418%, 11/15/35	8,243
	National Rural Utilities Cooperative Finance Corp.,
2,675	3.050%, 02/15/22	2,741
170	10.375%, 11/01/18	197
8,095	Nationwide Building Society, (United Kingdom), 2.450%, 07/27/21 (e)	8,016
790	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	822
600	Petronas Capital Ltd., (Malaysia), Reg. S, 3.500%, 03/18/25	596
	Shell International Finance B.V., (Netherlands),
425	1.125%, 08/21/17	425
2,545	2.125%, 05/11/20	2,535
1,098	2.500%, 09/12/26	1,020
246	2.875%, 05/10/26	236
3,130	3.750%, 09/12/46	2,801
4,355	4.000%, 05/10/46	4,030
2,500	4.300%, 09/22/19	2,653
	Siemens Financieringsmaatschappij N.V., (Netherlands),
2,150	2.000%, 09/15/23 (e)	2,021
5,900	2.350%, 10/15/26 (e)	5,459
756	2.900%, 05/27/22 (e)	763
300	6.125%, 08/17/26 (e)	370
140	Sinochem Overseas Capital Co., Ltd., (United Kingdom), Reg. S, 4.500%, 11/12/20	147
1,500	Speedy Cash Intermediate Holdings Corp., 10.750%, 05/15/18 (e)	1,414

		60,466

	Insurance — 0.7%
651	Allstate Corp. (The), 3.150%, 06/15/23	662
	American International Group, Inc.,
1,500	2.300%, 07/16/19	1,507
1,241	3.875%, 01/15/35	1,156
3,750	4.800%, 07/10/45	3,838
240	Aon Corp., 6.250%, 09/30/40	285
	Arch Capital Finance LLC,
386	4.011%, 12/15/26	386
918	5.031%, 12/15/46	921
	Berkshire Hathaway Finance Corp.,
1,000	5.400%, 05/15/18	1,055
500	5.750%, 01/15/40	609
315	Chubb Corp. (The), 5.750%, 05/15/18	334

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Insurance — continued
2,067	Chubb INA Holdings, Inc., 2.875%, 11/03/22	2,084
	CNA Financial Corp.,
373	3.950%, 05/15/24	377
271	4.500%, 03/01/26	280
	CNO Financial Group, Inc.,
1,156	4.500%, 05/30/20	1,186
1,255	5.250%, 05/30/25	1,254
771	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	763
1,775	Jackson National Life Global Funding, 1.875%, 10/15/18 (e)	1,779
	Liberty Mutual Group, Inc.,
375	6.500%, 05/01/42 (e)	442
920	7.800%, 03/15/37 (e)	1,030
1,100	Lincoln National Corp., 3.350%, 03/09/25	1,087
2,684	Manulife Financial Corp., (Canada), 4.150%, 03/04/26	2,804
1,271	Marsh & McLennan Cos., Inc., 2.350%, 03/06/20	1,272
152	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	168
2,085	MassMutual Global Funding II, 2.500%, 10/17/22 (e)	2,043
	MetLife, Inc.,
1,592	3.600%, 11/13/25	1,627
869	4.050%, 03/01/45	831
	Metropolitan Life Global Funding I,
924	1.500%, 01/10/18 (e)	925
400	2.300%, 04/10/19 (e)	402
1,820	3.000%, 01/10/23 (e)	1,826
649	3.875%, 04/11/22 (e)	689
	Nationwide Mutual Insurance Co.,
1,465	7.875%, 04/01/33 (e)	1,906
1,000	9.375%, 08/15/39 (e)	1,493
	New York Life Global Funding,
1,600	1.700%, 09/14/21 (e)	1,546
968	1.950%, 02/11/20 (e)	959
2,039	2.150%, 06/18/19 (e)	2,052
3,500	2.350%, 07/14/26 (e)	3,258
303	New York Life Insurance Co., 6.750%, 11/15/39 (e)	398
400	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	407
1,105	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	1,607
	Pricoa Global Funding I,
1,337	1.450%, 09/13/19 (e)	1,319
1,489	1.600%, 05/29/18 (e)	1,489
	Principal Life Global Funding II,
744	2.250%, 10/15/18 (e)	751
586	3.000%, 04/18/26 (e)	569
205	Prudential Financial, Inc., 5.375%, 06/21/20	224
150	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	195
500	Teachers Insurance & Annuity Association of America, 4.900%, 09/15/44 (e)	532
1,475	Travelers Cos., Inc. (The), 5.800%, 05/15/18	1,564
700	Travelers Property Casualty Corp., 7.750%, 04/15/26	924

		54,815

	Thrifts & Mortgage Finance — 0.1%
	BPCE S.A., (France),
2,145	1.625%, 01/26/18	2,140
250	3.375%, 12/02/26	248
3,444	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	3,306
1,869	Radian Group, Inc., 7.000%, 03/15/21	2,035

		7,729

	Total Financials	504,802

	Health Care — 2.0%
	Biotechnology — 0.4%
	AbbVie, Inc.,
1,523	2.000%, 11/06/18	1,526
205	2.300%, 05/14/21	201
653	3.200%, 11/06/22	653
600	3.200%, 05/14/26	570
158	4.300%, 05/14/36	150
1,630	4.450%, 05/14/46	1,523
2,532	4.500%, 05/14/35	2,469
	Amgen, Inc.,
1,700	3.625%, 05/22/24	1,729
640	3.875%, 11/15/21	671
558	4.563%, 06/15/48 (e)	541
1,914	4.663%, 06/15/51 (e)	1,858
150	5.700%, 02/01/19	162
1,333	Baxalta, Inc., 3.600%, 06/23/22	1,350
	Biogen, Inc.,
700	2.900%, 09/15/20	709
1,320	5.200%, 09/15/45	1,413
	Celgene Corp.,
1,456	3.625%, 05/15/24	1,464

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Biotechnology — continued
1,400	4.625%, 05/15/44	1,360
	Gilead Sciences, Inc.,
1,727	2.500%, 09/01/23	1,661
1,546	3.650%, 03/01/26	1,558
500	3.700%, 04/01/24	513
4,850	4.150%, 03/01/47	4,539
1,700	4.400%, 12/01/21	1,836

		28,456

	Health Care Equipment & Supplies — 0.2%
	Becton, Dickinson & Co.,
2,377	2.675%, 12/15/19	2,419
352	3.734%, 12/15/24	360
750	3.875%, 05/15/24	773
100	5.000%, 05/15/19	107
400	6.000%, 05/15/39	460
1,600	Covidien International Finance S.A., (Luxembourg), 4.200%, 06/15/20	1,704
2,195	Danaher Corp., 3.350%, 09/15/25	2,249
435	Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (e)	448
1,707	Hologic, Inc., 5.250%, 07/15/22 (e)	1,771
	Mallinckrodt International Finance S.A., (Luxembourg),
240	3.500%, 04/15/18	239
228	4.750%, 04/15/23	192
1,039	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg), 5.625%, 10/15/23 (e)	940
	Medtronic, Inc.,
1,000	3.500%, 03/15/25	1,025
2,001	4.375%, 03/15/35	2,070
217	4.625%, 03/15/45	228
350	Stryker Corp., 4.625%, 03/15/46	348
	Teleflex, Inc.,
659	4.875%, 06/01/26	652
1,270	5.250%, 06/15/24	1,288

		17,273

	Health Care Providers & Services — 0.8%
	Aetna, Inc.,
546	2.800%, 06/15/23	533
245	4.250%, 06/15/36	243
224	4.500%, 05/15/42	223
420	AMN Healthcare, Inc., 5.125%, 10/01/24 (e)	416
180	Amsurg Corp., 5.625%, 11/30/20	185
	Anthem, Inc.,
577	3.125%, 05/15/22	576
1,505	3.300%, 01/15/23	1,498
687	Ascension Health, 3.945%, 11/15/46	659
815	Cardinal Health, Inc., 2.400%, 11/15/19	821
	Centene Corp.,
1,884	4.750%, 05/15/22	1,856
1,430	4.750%, 01/15/25	1,369
2,025	5.625%, 02/15/21	2,086
1,960	6.125%, 02/15/24	1,991
	CHS/Community Health Systems, Inc.,
342	5.125%, 08/15/18	334
1,775	5.125%, 08/01/21	1,605
	DaVita, Inc.,
970	5.000%, 05/01/25	946
999	5.125%, 07/15/24	986
	Express Scripts Holding Co.,
198	3.000%, 07/15/23	192
1,250	3.500%, 06/15/24	1,239
	Fresenius Medical Care U.S. Finance II, Inc.,
660	4.125%, 10/15/20 (e)	675
690	4.750%, 10/15/24 (e)	690
346	5.625%, 07/31/19 (e)	368
1,314	5.875%, 01/31/22 (e)	1,452
1,250	6.500%, 09/15/18 (e)	1,325
1,000	6.875%, 07/15/17	1,025
750	Fresenius Medical Care U.S. Finance, Inc., 5.750%, 02/15/21 (e)	810
	HCA, Inc.,
947	3.750%, 03/15/19	970
1,050	4.250%, 10/15/19	1,082
1,420	4.500%, 02/15/27	1,338
1,176	4.750%, 05/01/23	1,185
2,050	5.000%, 03/15/24	2,055
950	5.250%, 04/15/25	957
725	5.250%, 06/15/26	726
1,352	5.375%, 02/01/25	1,323
2,557	5.875%, 03/15/22	2,746
2,810	6.500%, 02/15/20	3,059
2,065	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	1,807
400	Kaiser Foundation Hospitals, 3.500%, 04/01/22	413

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care Providers & Services — continued
1,265	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	1,272
	LifePoint Health, Inc.,
319	5.375%, 05/01/24 (e)	308
1,216	5.500%, 12/01/21	1,243
	Memorial Sloan-Kettering Cancer Center,
225	4.125%, 07/01/52	218
785	4.200%, 07/01/55	769
363	Providence St Joseph Health Obligated Group, Series H, 2.746%, 10/01/26	345
174	Quest Diagnostics, Inc., 3.450%, 06/01/26	171
	Tenet Healthcare Corp.,
2,103	4.375%, 10/01/21	2,016
2,617	4.500%, 04/01/21	2,538
210	4.750%, 06/01/20	208
1,962	6.000%, 10/01/20	1,995
1,050	6.250%, 11/01/18	1,095
500	VAR, 4.350%, 06/15/20	500
1,075	Texas Health Resources, 4.330%, 11/15/55	1,066
	UnitedHealth Group, Inc.,
2,500	2.875%, 12/15/21	2,542
125	3.350%, 07/15/22	129
806	3.375%, 11/15/21	840
98	4.625%, 07/15/35	105
1,390	6.000%, 02/15/18	1,461

		60,585

	Health Care Technology — 0.0% (g)
	Quintiles IMS, Inc.,
980	4.875%, 05/15/23 (e)	999
1,385	5.000%, 10/15/26 (e)	1,364

		2,363

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
834	2.950%, 09/19/26	787
628	3.600%, 08/15/21	651

		1,438

	Pharmaceuticals — 0.6%
	Actavis Funding SCS, (Luxembourg),
542	3.450%, 03/15/22	550
6,552	4.550%, 03/15/35	6,420
300	Actavis, Inc., 3.250%, 10/01/22	300
1,100	Bayer U.S. Finance LLC, 2.375%, 10/08/19 (e)	1,104
	Concordia International Corp., (Canada),
1,870	7.000%, 04/15/23 (e)	710
538	9.000%, 04/01/22 (e)	495
	GlaxoSmithKline Capital, Inc.,
400	5.375%, 04/15/34	469
920	6.375%, 05/15/38	1,207
2,000	Johnson & Johnson, 2.450%, 03/01/26	1,914
	Merck & Co., Inc.,
1,953	2.350%, 02/10/22	1,942
562	2.800%, 05/18/23	560
	Mylan N.V., (Netherlands),
1,000	3.150%, 06/15/21 (e)	984
1,000	5.250%, 06/15/46 (e)	916
2,705	Novartis Capital Corp., 3.400%, 05/06/24	2,790
	Pfizer, Inc.,
1,500	2.750%, 06/03/26	1,453
800	3.000%, 06/15/23	814
745	Pharmacia LLC, 6.600%, 12/01/28	955
450	Roche Holdings, Inc., 2.250%, 09/30/19 (e)	455
1,057	Shire Acquisitions Investments Ireland DAC, (Ireland), 2.875%, 09/23/23	1,004
	Teva Pharmaceutical Finance Netherlands III B.V., (Netherlands),
8,145	2.800%, 07/21/23	7,689
10,458	3.150%, 10/01/26	9,626
	Valeant Pharmaceuticals International, Inc., (Canada),
400	5.375%, 03/15/20 (e)	335
35	5.500%, 03/01/23 (e)	26
2,443	5.875%, 05/15/23 (e)	1,806
135	6.375%, 10/15/20 (e)	114
1,446	6.750%, 08/15/21 (e)	1,207
1,412	7.250%, 07/15/22 (e)	1,158

		47,003

	Total Health Care	157,118

	Industrials — 2.0%
	Aerospace & Defense — 0.4%
589	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	583
	Arconic, Inc.,
2,820	5.125%, 10/01/24	2,876
1,581	5.400%, 04/15/21	1,670
940	5.720%, 02/23/19	992
3,364	5.870%, 02/23/22	3,570
639	6.150%, 08/15/20	689
1,072	6.750%, 01/15/28	1,141

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Aerospace & Defense — continued
	BAE Systems Holdings, Inc.,
1,350	3.800%, 10/07/24 (e)	1,383
145	6.375%, 06/01/19 (e)	159
400	Boeing Co. (The), 6.125%, 02/15/33	512
	Bombardier, Inc., (Canada),
953	4.750%, 04/15/19 (e)	950
217	5.500%, 09/15/18 (e)	232
575	5.750%, 03/15/22 (e)	503
500	7.750%, 03/15/20 (e)	504
750	8.750%, 12/01/21 (e)	744
308	General Dynamics Corp., 1.875%, 08/15/23	293
960	Huntington Ingalls Industries, Inc., 5.000%, 12/15/21 (e)	998
2,720	L-3 Communications Corp., 3.850%, 12/15/26	2,713
	Lockheed Martin Corp.,
600	3.800%, 03/01/45	557
1,311	4.070%, 12/15/42	1,280
155	Series B, 6.150%, 09/01/36	192
997	Orbital ATK, Inc., 5.250%, 10/01/21	1,028
3,035	Precision Castparts Corp., 3.250%, 06/15/25	3,068
	Raytheon Co.,
280	3.150%, 12/15/24	284
730	4.875%, 10/15/40	821
700	Triumph Group, Inc., 4.875%, 04/01/21	640
2,471	United Technologies Corp., 4.500%, 06/01/42	2,596

		30,978

	Air Freight & Logistics — 0.0% (g)
669	FedEx Corp., 3.900%, 02/01/35	633
235	United Parcel Service of America, Inc., SUB, 8.375%, 04/01/30	325
534	United Parcel Service, Inc., 2.450%, 10/01/22	531

		1,489

	Airlines — 0.1%
854	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	892
1,114	Air Canada 2015-1 Class A Pass-Through Trust, (Canada), 3.600%, 03/15/27 (e)	1,116
1,055	American Airlines 2016-2 Class A Pass-Through Trust, 3.650%, 06/15/28	1,051
1,375	American Airlines Group, Inc., 5.500%, 10/01/19 (e)	1,404
429	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	443
277	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	295
189	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	208
504	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	534
222	Delta Air Lines 2009-1 Series B Pass-Through Trust, 9.750%, 12/17/16	223
205	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	217
237	Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	255
86	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	97
875	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	905
	UAL 2007-1 Pass-Through Trust,
1,172	6.636%, 07/02/22	1,245
401	Series B, 7.336%, 07/02/19	421
348	United Airlines 2016-1 Class A Pass-Through Trust, 3.450%, 07/07/28	352
336	United Airlines 2016-1 Class AA Pass-Through Trust, 3.100%, 07/07/28	329

		9,987

	Building Products — 0.2%
	Johnson Controls, Inc.,
323	3.625%, 07/02/24	332
1,180	4.950%, 07/02/64	1,097
890	5.700%, 03/01/41	1,010
	Masco Corp.,
839	4.450%, 04/01/25	852
2,982	5.950%, 03/15/22	3,323
95	7.125%, 03/15/20	107
700	Masonite International Corp., (Canada), Class C, 5.625%, 03/15/23 (e)	712
	Standard Industries, Inc.,
382	5.125%, 02/15/21 (e)	397
1,965	5.375%, 11/15/24 (e)	1,999
639	5.500%, 02/15/23 (e)	657
1,820	6.000%, 10/15/25 (e)	1,893
643	USG Corp., 5.500%, 03/01/25 (e)	660

		13,039

	Commercial Services & Supplies — 0.3%
941	ACCO Brands Corp., 6.750%, 04/30/20	986

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Commercial Services & Supplies — continued
	ADT Corp. (The),
1,750	3.500%, 07/15/22	1,647
5,313	4.125%, 06/15/23	5,047
350	5.250%, 03/15/20	373
195	Aramark Services, Inc., 5.125%, 01/15/24	200
	Covanta Holding Corp.,
750	5.875%, 03/01/24	731
1,730	6.375%, 10/01/22	1,717
5,494	ILFC E-Capital Trust I, VAR, 4.000%, 12/21/65 (e)	4,780
600	ILFC E-Capital Trust II, VAR, 4.250%, 12/21/65 (e)	492
429	President & Fellows of Harvard College, 3.300%, 07/15/56	381
	Quebecor World Capital Corp., (Canada),
1,145	6.125%, 01/15/16 (d)	—	(h)
1,160	6.500%, 08/01/27 (d)	—	(h)
	Republic Services, Inc.,
245	2.900%, 07/01/26	234
348	3.550%, 06/01/22	361
190	4.750%, 05/15/23	207
	Waste Management, Inc.,
248	2.400%, 05/15/23	241
936	3.125%, 03/01/25	934
535	3.500%, 05/15/24	549
294	3.900%, 03/01/35	290
702	West Corp., 4.750%, 07/15/21 (e)	716

		19,886

	Construction & Engineering — 0.1%
	ABB Finance USA, Inc.,
75	1.625%, 05/08/17	75
303	2.875%, 05/08/22	306
326	4.375%, 05/08/42	341
	AECOM,
1,200	5.750%, 10/15/22	1,257
3,150	5.875%, 10/15/24	3,300
360	Fluor Corp., 3.375%, 09/15/21	370
2,600	MasTec, Inc., 4.875%, 03/15/23	2,541
1,216	Tutor Perini Corp., 7.625%, 11/01/18	1,216

		9,406

	Electrical Equipment — 0.1%
	Eaton Corp.,
900	2.750%, 11/02/22	889
550	5.600%, 05/15/18	580
425	Emerson Electric Co., 5.250%, 11/15/39	481
1,432	EnerSys, 5.000%, 04/30/23 (e)	1,436
	Power Sector Assets & Liabilities Management Corp., (Philippines),
100	7.390%, 12/02/24 (e)	129
100	Reg. S, 7.390%, 12/02/24	130
	Sensata Technologies B.V., (Netherlands),
1,000	4.875%, 10/15/23 (e)	1,027
554	5.000%, 10/01/25 (e)	546
170	5.625%, 11/01/24 (e)	177

		5,395

	Industrial Conglomerates — 0.2%
200	CITIC Ltd., (Hong Kong), Reg. S, 6.800%, 01/17/23	234
	General Electric Co.,
436	1.600%, 11/20/17	438
629	2.200%, 01/09/20	631
4,671	2.300%, 04/27/17	4,694
251	2.700%, 10/09/22	252
215	3.150%, 09/07/22	221
250	3.375%, 03/11/24	258
85	5.300%, 02/11/21	94
94	5.500%, 01/08/20	104
1,110	5.875%, 01/14/38	1,384
100,000	Series 15BR, 2.215%, 11/20/20	939
315	Series A, 6.750%, 03/15/32	415
	Hutchison Whampoa International 12 II Ltd., (Cayman Islands),
437	2.000%, 11/08/17 (e)	438
257	3.250%, 11/08/22 (e)	261
2,037	Pentair Finance S.A., (Luxembourg), 2.900%, 09/15/18	2,058
453	Tyco International Finance S.A., (Luxembourg), 3.900%, 02/14/26	468

		12,889

	Machinery — 0.1%
565	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	542
1,000	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	600
1,910	Briggs & Stratton Corp., 6.875%, 12/15/20	2,096
	Caterpillar, Inc.,
198	2.600%, 06/26/22	198
680	3.803%, 08/15/42	655
	CNH Industrial Capital LLC,
850	3.375%, 07/15/19	848
655	3.625%, 04/15/18	659

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Machinery — continued
2,104	Illinois Tool Works, Inc., 3.900%, 09/01/42	2,099
135	Ingersoll-Rand Co., 7.200%, 06/01/25	153
	Oshkosh Corp.,
700	5.375%, 03/01/22	730
220	5.375%, 03/01/25	226
	Parker-Hannifin Corp.,
438	3.300%, 11/21/24	445
440	6.250%, 05/15/38	563

		9,814

	Marine — 0.0% (g)
1,750	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	1,422
1,138	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21 (d)	227

		1,649

	Professional Services — 0.0% (g)
244	FTI Consulting, Inc., 6.000%, 11/15/22	254
2,110	IHS Markit Ltd., (Bermuda), 5.000%, 11/01/22 (e)	2,165

		2,419

	Road & Rail — 0.3%
	Ashtead Capital, Inc.,
725	5.625%, 10/01/24 (e)	754
1,058	6.500%, 07/15/22 (e)	1,107
239	Burlington Northern and Santa Fe Railway Co. 2000-2 Pass-Through Trust, Series 00-2, Class TR, 7.908%, 01/15/20	255
	Burlington Northern Santa Fe LLC,
162	3.000%, 03/15/23	164
2,500	3.050%, 09/01/22	2,555
510	4.375%, 09/01/42	518
1,630	4.700%, 09/01/45	1,748
220	5.650%, 05/01/17	224
1,150	6.700%, 08/01/28	1,472
927	Canadian National Railway Co., (Canada), 6.375%, 11/15/37	1,215
	Canadian Pacific Railway Co., (Canada),
1,680	4.500%, 01/15/22	1,811
1,456	6.125%, 09/15/15[1]	1,675
165	7.250%, 05/15/19	185
280	9.450%, 08/01/21	353
	CSX Corp.,
875	2.600%, 11/01/26	819
284	3.950%, 05/01/50	252
	ERAC USA Finance LLC,
470	2.700%, 11/01/23 (e)	450
200	3.300%, 10/15/22 (e)	200
250	6.375%, 10/15/17 (e)	260
800	6.700%, 06/01/34 (e)	969
200	Georgian Railway JSC, (Georgia), Reg. S, 7.750%, 07/11/22	211
400	Kazakhstan Temir Zholy Finance B.V., (Netherlands), Reg. S, 6.950%, 07/10/42	375
	Norfolk Southern Corp.,
462	2.903%, 02/15/23	459
1,415	3.250%, 12/01/21	1,455
506	6.000%, 05/23/11[2]	546
1,767	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 02/01/22 (e)	1,784
	Ryder System, Inc.,
500	2.450%, 11/15/18	504
325	2.450%, 09/03/19	327
840	2.650%, 03/02/20	843
200	Transnet SOC Ltd., (South Africa), Reg. S, 4.000%, 07/26/22	185
	Union Pacific Corp.,
225	2.250%, 02/15/19	227
341	4.163%, 07/15/22	370
283	4.300%, 06/15/42	287
3,220	Union Pacific Railroad Co. 2015-1 Pass-Through Trust, 2.695%, 05/12/27	3,098

		27,657

	Trading Companies & Distributors — 0.2%
870	Ahern Rentals, Inc., 7.375%, 05/15/23 (e)	692
	Air Lease Corp.,
445	2.125%, 01/15/20	438
242	3.000%, 09/15/23	231
	Aircastle Ltd., (Bermuda),
1,196	5.000%, 04/01/23	1,203
647	5.125%, 03/15/21	681
475	5.500%, 02/15/22	499
213	6.250%, 12/01/19	230
1,885	7.625%, 04/15/20	2,118
200	Fly Leasing Ltd., (Bermuda), 6.750%, 12/15/20	208
	United Rentals North America, Inc.,
2,178	4.625%, 07/15/23	2,244
305	5.500%, 07/15/25	307
1,220	5.750%, 11/15/24	1,263

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Trading Companies & Distributors — continued
355	5.875%, 09/15/26	363
1,500	6.125%, 06/15/23	1,577
680	WESCO Distribution, Inc., 5.375%, 06/15/24 (e)	680
	WW Grainger, Inc.,
436	3.750%, 05/15/46	403
791	4.600%, 06/15/45	837

		13,974

	Transportation Infrastructure — 0.0% (g)
150	DP World Ltd., (United Arab Emirates), Reg. S, 6.850%, 07/02/37	153

	Total Industrials	158,735

	Information Technology — 1.9%
	Communications Equipment — 0.3%
3,170	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	3,321
	Avaya, Inc.,
3,650	7.000%, 04/01/19 (e)	3,175
1,914	10.500%, 03/01/21	900
	Cisco Systems, Inc.,
1,780	1.850%, 09/20/21	1,732
6,500	2.200%, 02/28/21	6,462
149	2.900%, 03/04/21	152
3,751	3.000%, 06/15/22	3,827
500	5.500%, 01/15/40	605
375	5.900%, 02/15/39	472
	CommScope, Inc.,
602	4.375%, 06/15/20 (e)	616
100	5.500%, 06/15/24 (e)	102
1,868	Goodman Networks, Inc., 12.125%, 07/01/18	766
	Nokia OYJ, (Finland),
783	5.375%, 05/15/19	820
1,048	6.625%, 05/15/39	1,085
930	Plantronics, Inc., 5.500%, 05/31/23 (e)	932

		24,967

	Electronic Equipment, Instruments & Components — 0.1%
1,380	Anixter, Inc., 5.500%, 03/01/23	1,425
	Arrow Electronics, Inc.,
653	4.000%, 04/01/25	633
250	6.000%, 04/01/20	271
100	7.500%, 01/15/27	118
	CDW LLC/CDW Finance Corp.,
1,000	5.000%, 09/01/23	1,005
292	6.000%, 08/15/22	309

		3,761

	Internet Software & Services — 0.1%
	eBay, Inc.,
2,491	2.600%, 07/15/22	2,405
1,742	3.450%, 08/01/24	1,701
	Match Group, Inc.,
280	6.375%, 06/01/24	296
500	6.750%, 12/15/22	525
166	VeriSign, Inc., 5.250%, 04/01/25	172

		5,099

	IT Services — 0.1%
450	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	430
491	Black Knight InfoServ LLC/Black Knight Lending Solutions, Inc., 5.750%, 04/15/23	513
	First Data Corp.,
2,061	5.000%, 01/15/24 (e)	2,079
419	5.375%, 08/15/23 (e)	434
2,134	6.750%, 11/01/20 (e)	2,214
	International Business Machines Corp.,
720	4.000%, 06/20/42	698
770	5.875%, 11/29/32	961
650	7.000%, 10/30/25	835
1,350	Visa, Inc., Series 7YR, 2.800%, 12/14/22	1,359

		9,523

	Semiconductors & Semiconductor Equipment — 0.3%
	Analog Devices, Inc.,
366	3.125%, 12/05/23	365
5,010	3.500%, 12/05/26	4,978
283	4.500%, 12/05/36	281
	Intel Corp.,
825	2.600%, 05/19/26	797
565	2.700%, 12/15/22	568
605	3.100%, 07/29/22	622
634	3.300%, 10/01/21	660
326	3.700%, 07/29/25	343
	Micron Technology, Inc.,
1,154	5.250%, 08/01/23 (e)	1,139
626	5.250%, 01/15/24 (e)	612
1,334	5.500%, 02/01/25	1,311
583	5.625%, 01/15/26 (e)	568
332	5.875%, 02/15/22	344
946	7.500%, 09/15/23 (e)	1,041

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — continued
	NXP B.V./NXP Funding LLC, (Netherlands),
1,298	4.125%, 06/15/20 (e)	1,350
2,086	4.125%, 06/01/21 (e)	2,174
1,485	4.625%, 06/15/22 (e)	1,570
500	5.750%, 02/15/21 (e)	519
500	5.750%, 03/15/23 (e)	529
1,307	Qorvo, Inc., 6.750%, 12/01/23	1,410
978	Sensata Technologies UK Financing Co. plc, (United Kingdom), 6.250%, 02/15/26 (e)	1,024
462	Texas Instruments, Inc., 1.650%, 08/03/19	461
1,180	Versum Materials, Inc., 5.500%, 09/30/24 (e)	1,204

		23,870

	Software — 0.4%
655	Intuit, Inc., 5.750%, 03/15/17	663
	Microsoft Corp.,
519	2.125%, 11/15/22	506
25	2.375%, 02/12/22	25
30	2.375%, 05/01/23	29
5,265	2.650%, 11/03/22	5,273
2,000	3.450%, 08/08/36	1,889
545	3.625%, 12/15/23	573
2,575	4.450%, 11/03/45	2,703
595	4.500%, 10/01/40	625
	Open Text Corp., (Canada),
287	5.625%, 01/15/23 (e)	292
399	5.875%, 06/01/26 (e)	415
	Oracle Corp.,
787	1.900%, 09/15/21	769
495	2.400%, 09/15/23	478
1,821	2.500%, 10/15/22	1,798
1,500	3.900%, 05/15/35	1,460
9,500	4.000%, 07/15/46	9,005
780	4.300%, 07/08/34	800
5,215	4.375%, 05/15/55	5,074
241	5.375%, 07/15/40	276
1,030	6.500%, 04/15/38	1,342

		33,995

	Technology Hardware, Storage & Peripherals — 0.6%
	Apple, Inc.,
2,348	2.150%, 02/09/22	2,305
1,648	2.400%, 05/03/23	1,605
1,000	2.500%, 02/09/25	957
2,580	2.700%, 05/13/22	2,594
1,270	2.850%, 05/06/21	1,298
372	3.250%, 02/23/26	374
7,945	3.850%, 08/04/46	7,441
1,123	4.500%, 02/23/36	1,205
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
5	3.480%, 06/01/19 (e)	5
411	4.420%, 06/15/21 (e)	423
2,119	5.450%, 06/15/23 (e)	2,208
1,660	5.875%, 06/15/21 (e)	1,749
5,489	6.020%, 06/15/26 (e)	5,748
1,680	7.125%, 06/15/24 (e)	1,834
167	8.100%, 07/15/36 (e)	189
238	8.350%, 07/15/46 (e)	277
531	Diebold, Inc., 8.500%, 04/15/24	555
	EMC Corp.,
2,190	2.650%, 06/01/20	2,098
2,910	3.375%, 06/01/23	2,625
	HP, Inc.,
524	4.300%, 06/01/21	550
290	4.375%, 09/15/21	304
141	6.000%, 09/15/41	138
	NCR Corp.,
343	5.000%, 07/15/22	343
419	5.875%, 12/15/21	437
522	6.375%, 12/15/23	550
	Western Digital Corp.,
1,680	7.375%, 04/01/23 (e)	1,814
2,168	10.500%, 04/01/24 (e)	2,510

		42,136

	Total Information Technology	143,351

	Materials — 1.7%
	Chemicals — 0.6%
	Agrium, Inc., (Canada),
511	4.125%, 03/15/35	468
1,875	5.250%, 01/15/45	1,911
	Air Liquide Finance S.A., (France),
1,325	1.750%, 09/27/21 (e)	1,277
7,795	2.250%, 09/27/23 (e)	7,456
1,675	Ashland LLC, 4.750%, 08/15/22	1,723
410	Axalta Coating Systems LLC, 4.875%, 08/15/24 (e)	408

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Chemicals — continued
370	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e)	478
	Blue Cube Spinco, Inc.,
1,843	9.750%, 10/15/23	2,166
3,334	10.000%, 10/15/25	3,967
1,520	Celanese U.S. Holdings LLC, 4.625%, 11/15/22	1,615
	CF Industries, Inc.,
473	3.400%, 12/01/21 (e)	469
1,140	3.450%, 06/01/23	1,029
897	4.500%, 12/01/26 (e)	879
368	4.950%, 06/01/43	292
845	5.150%, 03/15/34	710
477	5.375%, 03/15/44	380
	Dow Chemical Co. (The),
121	3.000%, 11/15/22	121
121	4.125%, 11/15/21	128
	E.I. du Pont de Nemours & Co.,
851	4.900%, 01/15/41	882
625	6.500%, 01/15/28	765
	Ecolab, Inc.,
363	1.450%, 12/08/17	363
892	2.250%, 01/12/20	890
1,027	3.250%, 01/14/23	1,041
179	GCP Applied Technologies, Inc., 9.500%, 02/01/23 (e)	203
4,122	Hexion, Inc., 6.625%, 04/15/20	3,545
705	Monsanto Co., 4.700%, 07/15/64	617
	Mosaic Co. (The),
783	4.250%, 11/15/23	781
429	4.875%, 11/15/41	369
364	5.450%, 11/15/33	346
100	5.625%, 11/15/43	94
	NOVA Chemicals Corp., (Canada),
372	5.000%, 05/01/25 (e)	363
1,255	5.250%, 08/01/23 (e)	1,258
240	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	245
200	OCP S.A., (Morocco), Reg. S, 6.875%, 04/25/44	197
1,123	PolyOne Corp., 5.250%, 03/15/23	1,117
685	Praxair, Inc., 2.650%, 02/05/25	664
1,305	Union Carbide Corp., 7.750%, 10/01/96	1,561
140	Valvoline, Inc., 5.500%, 07/15/24 (e)	145
	W.R. Grace & Co.-Conn,
300	5.125%, 10/01/21 (e)	315
100	5.625%, 10/01/24 (e)	106
1,500	Westlake Chemical Corp., 4.875%, 05/15/23 (e)	1,558

		42,902

	Construction Materials — 0.1%
	Cemex S.A.B. de C.V., (Mexico),
1,260	5.700%, 01/11/25 (e)	1,219
5,950	7.250%, 01/15/21 (e)	6,337
1,249	CRH America, Inc., 5.125%, 05/18/45 (e)	1,298
400	Lafarge S.A., (France), 7.125%, 07/15/36	477
700	U.S. Concrete, Inc., 6.375%, 06/01/24	730

		10,061

	Containers & Packaging — 0.2%
	Ball Corp.,
550	4.000%, 11/15/23	539
900	4.375%, 12/15/20	947
1,150	5.000%, 03/15/22	1,210
1,690	5.250%, 07/01/25	1,759
710	Cascades, Inc., (Canada), 5.500%, 07/15/22 (e)	720
480	Constar International, Inc., 11.000%, 12/31/17 (d)	50
966	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.500%, 01/15/23	978
1,850	Crown Americas LLC/Crown Americas Capital Corp. V, 4.250%, 09/30/26 (e)	1,767
	Graphic Packaging International, Inc.,
576	4.750%, 04/15/21	606
975	4.875%, 11/15/22	1,007
1,071	International Paper Co., 3.000%, 02/15/27	1,000
	Sealed Air Corp.,
515	4.875%, 12/01/22 (e)	527
2,365	5.125%, 12/01/24 (e)	2,400
1,250	5.250%, 04/01/23 (e)	1,294
800	5.500%, 09/15/25 (e)	826
275	6.500%, 12/01/20 (e)	311
826	Silgan Holdings, Inc., 5.500%, 02/01/22	860

		16,801

	Metals & Mining — 0.8%
1,799	Alcoa Nederland Holding B.V., (Netherlands), 6.750%, 09/30/24 (e)	1,930
	Anglo American Capital plc, (United Kingdom),
1,160	4.125%, 04/15/21 (e)	1,163

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Metals & Mining — continued
2,600	4.450%, 09/27/20 (e)	2,658
2,704	4.875%, 05/14/25 (e)	2,745
	ArcelorMittal, (Luxembourg),
1,945	6.125%, 06/01/25	2,120
1,340	6.250%, 08/05/20	1,450
7,915	7.250%, 02/25/22	8,882
426	8.000%, 10/15/39	450
	BHP Billiton Finance USA Ltd., (Australia),
1,000	5.000%, 09/30/43	1,109
575	5.400%, 03/29/17	583
120	6.500%, 04/01/19	132
645	BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, (Australia), 6.500%, 05/15/21 (e)	679
200	Cia Minera Milpo SAA, (Peru), Reg. S, 4.625%, 03/28/23	196
1,229	Commercial Metals Co., 4.875%, 05/15/23	1,231
	Corp. Nacional del Cobre de Chile, (Chile),
200	Reg. S, 3.875%, 11/03/21	202
200	Reg. S, 4.500%, 08/13/23	206
950	Reg. S, 4.500%, 09/16/25	955
	Freeport-McMoRan, Inc.,
1,010	2.150%, 03/01/17	1,007
2,045	3.100%, 03/15/20	2,009
1,030	3.550%, 03/01/22	976
4,300	3.875%, 03/15/23	4,018
3,310	4.000%, 11/14/21	3,244
4,900	5.450%, 03/15/43	4,190
100	Glencore Finance Canada Ltd., (Canada), 6.900%, 11/15/37 (e)	107
1,126	Kaiser Aluminum Corp., 5.875%, 05/15/24	1,163
1,245	Lundin Mining Corp., (Canada), 7.500%, 11/01/20 (e)	1,327
	Nucor Corp.,
1,000	4.000%, 08/01/23	1,040
1,510	6.400%, 12/01/37	1,858
660	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	701
199	Rio Tinto Finance USA Ltd., (Australia), 9.000%, 05/01/19	231
	Southern Copper Corp.,
239	5.875%, 04/23/45	228
	Steel Dynamics, Inc.,
390	5.000%, 12/15/26 (e)	392
1,432	5.125%, 10/01/21	1,493
420	5.250%, 04/15/23	436
870	5.500%, 10/01/24	920
885	6.125%, 08/15/19	915
795	6.375%, 08/15/22	836
	Teck Resources Ltd., (Canada),
415	3.000%, 03/01/19	412
1,001	3.750%, 02/01/23	956
1,085	8.000%, 06/01/21 (e)	1,191
434	8.500%, 06/01/24 (e)	506

		56,847

	Paper & Forest Products — 0.0% (g)
	Clearwater Paper Corp.,
1,145	4.500%, 02/01/23	1,116
750	5.375%, 02/01/25 (e)	745
395	Hardwoods Acquisition, Inc., 7.500%, 08/01/21 (e)	309

		2,170

	Total Materials	128,781

	Real Estate — 0.4%
	Equity Real Estate Investment Trusts (REITs) — 0.4%
2,730	American Tower Corp., 3.375%, 10/15/26	2,580
	American Tower Trust #1,
723	1.551%, 03/15/18 (e)	723
200	3.070%, 03/15/23 (e)	197
	AvalonBay Communities, Inc.,
385	2.900%, 10/15/26	364
94	3.900%, 10/15/46	86
	Boston Properties LP,
1,278	3.650%, 02/01/26	1,271
1,302	3.800%, 02/01/24	1,322
800	5.625%, 11/15/20	884
984	Communications Sales & Leasing, Inc./CSL Capital LLC, 6.000%, 04/15/23 (e)	1,021
	Duke Realty LP,
180	3.250%, 06/30/26	174
1,519	3.875%, 10/15/22	1,582
1,100	DuPont Fabros Technology LP, 5.625%, 06/15/23	1,158
	Equinix, Inc.,
1,000	4.875%, 04/01/20	1,025
208	5.375%, 01/01/22	217
3,395	5.750%, 01/01/25	3,501
266	5.875%, 01/15/26	276
	Equity Commonwealth,
1,865	5.875%, 09/15/20	1,998
300	6.650%, 01/15/18	308

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Equity Real Estate Investment Trusts (REITs) — continued
735	ERP Operating LP, 2.850%, 11/01/26	692
	HCP, Inc.,
500	3.875%, 08/15/24	495
564	4.250%, 11/15/23	575
2,000	Iron Mountain, Inc., 5.750%, 08/15/24	2,030
	Prologis LP,
1,236	3.750%, 11/01/25	1,270
350	4.250%, 08/15/23	372
2,018	Realty Income Corp., 3.875%, 07/15/24	2,059
	Simon Property Group LP,
492	4.375%, 03/01/21	527
415	6.750%, 02/01/40	554
2,328	Series 5YR, 2.500%, 07/15/21	2,326
	Ventas Realty LP,
448	3.500%, 02/01/25	441
588	3.750%, 05/01/24	593
304	4.125%, 01/15/26	311
	VEREIT Operating Partnership LP,
345	4.125%, 06/01/21	354
76	4.875%, 06/01/26	78

		31,364

	Real Estate Management & Development — 0.0% (g)
200	Franshion Development Ltd., (United Kingdom), Reg. S, 6.750%, 04/15/21	227
420	Kennedy-Wilson, Inc., 5.875%, 04/01/24	423
200	Shimao Property Holdings Ltd., (Cayman Islands), Reg. S, 8.375%, 02/10/22	222

		872

	Total Real Estate	32,236

	Telecommunication Services — 1.8%
	Diversified Telecommunication Services — 1.4%
1,160	Altice Financing S.A., (Luxembourg), 7.500%, 05/15/26 (e)	1,179
	AT&T, Inc.,
996	3.000%, 06/30/22	977
1,260	3.600%, 02/17/23	1,260
530	3.800%, 03/15/22	541
225	3.875%, 08/15/21	233
2,202	3.950%, 01/15/25	2,200
1,543	4.300%, 12/15/42	1,346
466	4.350%, 06/15/45	407
407	4.750%, 05/15/46	379
4,200	4.800%, 06/15/44	3,931
1,030	5.350%, 09/01/40	1,041
610	5.500%, 02/01/18	635
580	6.000%, 08/15/40	636
1,500	6.300%, 01/15/38	1,683
600	Bellsouth Capital Funding Corp., 7.875%, 02/15/30	757
2,025	BellSouth LLC, 6.875%, 10/15/31	2,313
	CCO Holdings LLC/CCO Holdings Capital Corp.,
1,000	5.125%, 05/01/23 (e)	1,025
576	5.250%, 03/15/21	597
696	5.375%, 05/01/25 (e)	707
1,860	5.500%, 05/01/26 (e)	1,879
167	5.750%, 09/01/23	175
6,455	5.750%, 02/15/26 (e)	6,632
5,135	5.875%, 04/01/24 (e)	5,437
592	5.875%, 05/01/27 (e)	602
655	6.625%, 01/31/22	680
	Deutsche Telekom International Finance B.V., (Netherlands),
100	6.750%, 08/20/18	108
1,000	8.750%, 06/15/30	1,457
12,444	Embarq Corp., 7.995%, 06/01/36	11,947
	Frontier Communications Corp.,
1,895	6.250%, 09/15/21	1,778
2,050	8.500%, 04/15/20	2,129
1,840	9.000%, 08/15/31	1,546
6,283	9.250%, 07/01/21	6,440
3,469	10.500%, 09/15/22	3,573
2,562	11.000%, 09/15/25	2,568
1,000	GTE Corp., 6.940%, 04/15/28	1,252
2,515	Intelsat Jackson Holdings S.A., (Luxembourg), 8.000%, 02/15/24 (e)	2,534
255	Intelsat Luxembourg S.A., (Luxembourg), 7.750%, 06/01/21	88
	Level 3 Financing, Inc.,
4,747	5.250%, 03/15/26 (e)	4,664
1,162	5.375%, 01/15/24	1,168
1,114	5.625%, 02/01/23	1,130
763	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	763
1,190	Qwest Capital Funding, Inc., 7.750%, 02/15/31	1,128
330	Qwest Corp., 7.250%, 09/15/25	355
400	Sprint Capital Corp., 8.750%, 03/15/32	420
190	Telecom Italia Capital S.A., (Luxembourg), 7.721%, 06/04/38	199

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
	Telefonica Emisiones S.A.U., (Spain),
82	5.134%, 04/27/20	88
138	5.462%, 02/16/21	150
1,250	UPCB Finance IV Ltd., (Cayman Islands), 5.375%, 01/15/25 (e)	1,232
	Verizon Communications, Inc.,
776	2.625%, 08/15/26	715
934	3.450%, 03/15/21	963
590	3.500%, 11/01/24	592
1,300	3.850%, 11/01/42	1,120
2,102	4.150%, 03/15/24	2,201
482	4.400%, 11/01/34	469
934	4.500%, 09/15/20	997
646	4.522%, 09/15/48	611
2,071	4.672%, 03/15/55	1,934
9,486	4.862%, 08/21/46	9,509
257	5.012%, 08/21/54	253
1,152	5.150%, 09/15/23	1,274
350	Virgin Media Finance plc, (United Kingdom), 5.750%, 01/15/25 (e)	347
395	Virgin Media Secured Finance plc, (United Kingdom), 5.250%, 01/15/26 (e)	382
1,287	Wind Acquisition Finance S.A., (Luxembourg), 4.750%, 07/15/20 (e)	1,287

		106,623

	Wireless Telecommunication Services — 0.4%
	America Movil S.A.B. de C.V., (Mexico),
1,266	3.125%, 07/16/22	1,242
300	6.125%, 03/30/40	337
200	Bharti Airtel International Netherlands B.V., (Netherlands), Reg. S, 5.125%, 03/11/23	209
	Crown Castle Towers LLC,
1,110	3.663%, 05/15/25 (e)	1,130
1,220	6.113%, 01/15/20 (e)	1,340
240	Rogers Communications, Inc., (Canada), 6.800%, 08/15/18	260
3,329	SoftBank Group Corp., (Japan), 4.500%, 04/15/20 (e)	3,396
	Sprint Communications, Inc.,
2,225	7.000%, 03/01/20 (e)	2,393
2,160	7.000%, 08/15/20	2,241
1,669	9.000%, 11/15/18 (e)	1,832
	Sprint Corp.,
110	7.125%, 06/15/24	109
88	7.250%, 09/15/21	90
189	7.875%, 09/15/23	195
888	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.360%, 09/20/21 (e)	890
	T-Mobile USA, Inc.,
277	5.250%, 09/01/18	281
806	6.000%, 03/01/23	844
418	6.000%, 04/15/24	439
867	6.125%, 01/15/22	908
5,676	6.250%, 04/01/21	5,917
1,460	6.375%, 03/01/25	1,560
188	6.464%, 04/28/19	191
146	6.500%, 01/15/24	156
1,262	6.500%, 01/15/26	1,363
305	6.625%, 11/15/20	312
1,294	6.625%, 04/01/23	1,371
265	6.633%, 04/28/21	277
1,803	6.731%, 04/28/22	1,884
159	6.836%, 04/28/23	169
	Vodafone Group plc, (United Kingdom),
587	1.500%, 02/19/18	585
573	1.625%, 03/20/17	573

		32,494

	Total Telecommunication Services	139,117

	Utilities — 1.6%
	Electric Utilities — 0.8%
	Alabama Power Co.,
234	3.750%, 03/01/45	223
1,250	5.500%, 03/15/41	1,461
891	6.125%, 05/15/38	1,099
589	Arizona Public Service Co., 2.200%, 01/15/20	590
1,016	Baltimore Gas & Electric Co., 2.800%, 08/15/22	1,022
	DTE Electric Co.,
340	3.900%, 06/01/21	361
381	3.950%, 06/15/42	375
	Duke Energy Carolinas LLC,
3,005	4.300%, 06/15/20	3,224
200	5.250%, 01/15/18	209
1,100	6.050%, 04/15/38	1,374
361	Duke Energy Corp., 2.650%, 09/01/26	335
115	Duke Energy Florida LLC, 5.650%, 06/15/18	122
280	Duke Energy Indiana LLC, 3.750%, 07/15/20	294

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Electric Utilities — continued
	Duke Energy Progress LLC,
607	2.800%, 05/15/22	615
200	3.250%, 08/15/25	203
305	4.100%, 05/15/42	299
90	5.300%, 01/15/19	97
500	6.300%, 04/01/38	642
526	Electricite de France S.A., (France), 2.150%, 01/22/19 (e)	528
1,200	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	1,289
782	Entergy Corp., 2.950%, 09/01/26	735
3,000	Entergy Louisiana LLC, 3.050%, 06/01/31	2,842
	Eskom Holdings SOC Ltd., (South Africa),
200	Reg. S, 6.750%, 08/06/23	196
300	Reg. S, 7.125%, 02/11/25	294
1,355	Exelon Corp., 4.450%, 04/15/46	1,310
140	Georgia Power Co., 5.950%, 02/01/39	168
200	Hrvatska Elektroprivreda, (Croatia), Reg. S, 5.875%, 10/23/22	211
	Hydro-Quebec, (Canada),
1,028	9.400%, 02/01/21	1,287
1,000	Series HK, 9.375%, 04/15/30	1,547
842	Series HY, 8.400%, 01/15/22	1,057
453	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	474
988	Massachusetts Electric Co., 5.900%, 11/15/39 (e)	1,173
	MidAmerican Energy Co.,
1,046	3.500%, 10/15/24	1,086
860	5.300%, 03/15/18	901
	Nevada Power Co.,
446	5.375%, 09/15/40	512
600	7.125%, 03/15/19	670
398	NextEra Energy Capital Holdings, Inc., 2.400%, 09/15/19	401
300	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	321
	Northern States Power Co.,
173	5.350%, 11/01/39	205
765	6.250%, 06/01/36	990
	Pacific Gas & Electric Co.,
1,000	3.250%, 06/15/23	1,020
898	3.500%, 06/15/25	920
214	3.750%, 08/15/42	199
267	4.500%, 12/15/41	277
1,010	5.625%, 11/30/17	1,052
	PacifiCorp,
700	2.950%, 02/01/22	712
880	5.750%, 04/01/37	1,058
250	Series F, 7.240%, 08/16/23	304
	PECO Energy Co.,
880	2.375%, 09/15/22	867
1,880	5.350%, 03/01/18	1,967
200	Perusahaan Listrik Negara PT, (Indonesia), Reg. S, 5.500%, 11/22/21	216
360	Potomac Electric Power Co., 6.500%, 11/15/37	471
929	PPL Electric Utilities Corp., 2.500%, 09/01/22	918
	Public Service Co. of Colorado,
312	2.250%, 09/15/22	308
198	3.200%, 11/15/20	204
35	6.500%, 08/01/38	46
202	Public Service Co. of New Hampshire, 3.500%, 11/01/23	207
	Public Service Co. of Oklahoma,
88	5.150%, 12/01/19	95
1,100	Series G, 6.625%, 11/15/37	1,378
	Public Service Electric & Gas Co.,
7,914	2.250%, 09/15/26	7,388
416	5.375%, 11/01/39	483
155	Series I, 1.800%, 06/01/19	155
104	South Carolina Electric & Gas Co., 4.500%, 06/01/64	98
	Southern California Edison Co.,
674	1.845%, 02/01/22	663
450	Series 06-E, 5.550%, 01/15/37	536
285	Series 08-A, 5.950%, 02/01/38	361
842	Southwestern Electric Power Co., Series J, 3.900%, 04/01/45	775
	Texas Competitive Electric Holdings Co. LLC,
4,117	8.500%, 05/01/20 (d)	153
2,117	8.500%, 05/01/20 (d)	78
120	Union Electric Co., 8.450%, 03/15/39	185
	Virginia Electric & Power Co.,
900	2.750%, 03/15/23	893
490	3.450%, 02/15/24	504
235	6.350%, 11/30/37	300
670	8.875%, 11/15/38	1,064
73	Wisconsin Electric Power Co., 2.950%, 09/15/21	75

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Electric Utilities — continued
	Xcel Energy, Inc.,
985	3.300%, 06/01/25	985
36	4.800%, 09/15/41	38

		57,695

	Gas Utilities — 0.3%
405	AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	425
	AmeriGas Partners LP/AmeriGas Finance Corp.,
1,830	5.625%, 05/20/24	1,807
1,475	5.875%, 08/20/26	1,467
582	Atmos Energy Corp., 4.150%, 01/15/43	568
369	Boston Gas Co., 4.487%, 02/15/42 (e)	374
570	CenterPoint Energy Resources Corp., 6.625%, 11/01/37	689
470	Dominion Gas Holdings LLC, 2.800%, 11/15/20	475
793	KeySpan Gas East Corp., 2.742%, 08/15/26 (e)	755
	Sabine Pass Liquefaction LLC,
578	5.625%, 03/01/25	603
2,228	5.625%, 02/01/21	2,367
5,105	5.625%, 04/15/23	5,360
2,500	5.750%, 05/15/24	2,637
830	5.875%, 06/30/26 (e)	875
5,791	6.250%, 03/15/22	6,240
1,100	Southern California Gas Co., Series TT, 2.600%, 06/15/26	1,057

		25,699

	Independent Power & Renewable Electricity Producers — 0.3%
	AES Corp.,
240	4.875%, 05/15/23	233
275	5.500%, 03/15/24	271
615	5.500%, 04/15/25	598
500	6.000%, 05/15/26	491
3,500	7.375%, 07/01/21	3,868
486	VAR, 3.931%, 06/01/19	482
	Calpine Corp.,
950	5.250%, 06/01/26 (e)	929
2,066	5.875%, 01/15/24 (e)	2,161
1,000	6.000%, 01/15/22 (e)	1,044
960	Exelon Generation Co. LLC, 2.950%, 01/15/20	972
3,070	GenOn Energy, Inc., 9.875%, 10/15/20	2,057
	NRG Energy, Inc.,
200	6.250%, 07/15/22	201
425	6.250%, 05/01/24	411
4,143	6.625%, 03/15/23	4,122
1,173	6.625%, 01/15/27 (e)	1,085
530	7.250%, 05/15/26 (e)	518
1,032	NRG REMA LLC, Series B, 9.237%, 07/02/17	826
440	NRG Yield Operating LLC, 5.000%, 09/15/26 (e)	417
1,121	PSEG Power LLC, 4.150%, 09/15/21	1,163
491	Southern Power Co., 1.850%, 12/01/17	493
	Talen Energy Supply LLC,
1,763	4.625%, 07/15/19 (e)	1,677
937	6.500%, 06/01/25	740
	TerraForm Power Operating LLC,
354	SUB, 6.375%, 02/01/23 (e)	362
188	SUB, 6.625%, 06/15/25 (e)	195

		25,316

	Multi-Utilities — 0.2%
1,037	Berkshire Hathaway Energy Co., 3.500%, 02/01/25	1,054
	Consolidated Edison Co. of New York, Inc.,
400	Series 06-E, 5.700%, 12/01/36	472
300	Series 09-C, 5.500%, 12/01/39	351
	Consumers Energy Co.,
491	4.350%, 08/31/64	492
925	6.700%, 09/15/19	1,044
	Dominion Resources, Inc.,
400	7.000%, 06/15/38	511
803	Series C, 2.000%, 08/15/21	779
46	Series C, 4.900%, 08/01/41	47
785	Series F, 5.250%, 08/01/33	835
434	DTE Energy Co., 2.400%, 12/01/19	437
585	NiSource Finance Corp., 6.400%, 03/15/18	618
555	NRG Yield Operating LLC, 5.375%, 08/15/24	552
	San Diego Gas & Electric Co.,
249	4.500%, 08/15/40	267
685	6.000%, 06/01/26	837
500	6.000%, 06/01/39	650
	Sempra Energy,
406	3.550%, 06/15/24	411
255	6.150%, 06/15/18	271

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Multi-Utilities — continued
	589	9.800%, 02/15/19	686
	493	Southern Co. Gas Capital Corp., 3.250%, 06/15/26	482

			10,796

		Water Utilities — 0.0% (g)
		American Water Capital Corp.,
	622	Class C, 3.400%, 03/01/25	638
	680	3.850%, 03/01/24	718

			1,356

		Total Utilities	120,862

		Total Corporate Bonds (Cost $1,965,311)	1,970,418

	Foreign Government Securities — 0.9%
	540	Arab Republic of Egypt, (Egypt), Reg. S, 5.875%, 06/11/25	492
	200	Corp. Financiera de Desarrollo S.A., (Peru), Reg. S, 4.750%, 07/15/25	208
		Federative Republic of Brazil, (Brazil),
	200	4.875%, 01/22/21	206
BRL	732	6.000%, 04/07/26	765
	1,730	8.250%, 01/20/34	2,011
	400	Government of Bermuda, (Bermuda), 3.717%, 01/25/27 (e)	380
		Government of Dominican Republic, (Dominican Republic),
	500	Reg. S, 5.500%, 01/27/25	480
	140	Reg. S, 5.875%, 04/18/24	140
	100	Reg. S, 6.600%, 01/28/24	104
	450	Reg. S, 6.875%, 01/29/26	467
	1,050	Reg. S, 7.450%, 04/30/44	1,058
		Government of Jamaica, (Jamaica),
	600	6.750%, 04/28/28	638
	200	7.875%, 07/28/45	211
	240	8.000%, 03/15/39	260
	100	9.250%, 10/17/25	125
		Government of Mongolia, (Mongolia),
	200	Reg. S, 5.125%, 12/05/22	163
	200	Reg. S, 10.875%, 04/06/21	201
	200	Instituto Costarricense de Electricidad, (Costa Rica), Reg. S, 6.375%, 05/15/43	172
	2,000	Israel Government AID Bond, (Israel), 5.500%, 09/18/33	2,607
		Kingdom of Jordan, (Jordan),
	250	5.750%, 01/31/27 (e)	236
	200	6.125%, 01/29/26 (e)	202
	200	Kingdom of Morocco, (Morocco), Reg. S, 4.250%, 12/11/22	203
	1,250	Province of Manitoba Canada, (Canada), 2.125%, 06/22/26	1,170
	655	Province of Nova Scotia, (Canada), 9.250%, 03/01/20	787
		Province of Quebec, (Canada),
	300	Series A, 6.350%, 01/30/26	373
	2,220	Series NN, 7.125%, 02/09/24	2,779
		Provincia de Buenos Aires, (Argentina),
	200	Reg. S, 9.375%, 09/14/18	213
	500	Reg. S, 9.950%, 06/09/21	549
	150	Provincia de Cordoba, (Argentina), Reg. S, 7.125%, 06/10/21	150
AUD	1,400	Queensland Treasury Corp., (Australia), Series 18, 6.000%, 02/21/18	1,085
	600	Republic of Angola, (Angola), Reg. S, 9.500%, 11/12/25	557
	172	Republic of Angola Via Northern Lights III B.V., (Netherlands), Reg. S, 7.000%, 08/16/19	171
		Republic of Argentina, (Argentina),
	580	SUB, 2.500%, 12/31/38	342
	950	Reg. S, 6.250%, 04/22/19	994
	200	6.250%, 04/22/19 (e)	209
	157	6.875%, 04/22/21 (e)	164
	1,100	Reg. S, 6.875%, 04/22/21	1,147
	500	7.500%, 04/22/26 (e)	504
	715	8.280%, 12/31/33	731
	400	Republic of Armenia International Bond, (Armenia), Reg. S, 7.150%, 03/26/25	408
	440	Republic of Azerbaijan, (Azerbaijan), Reg. S, 4.750%, 03/18/24	435
	300	Republic of Belarus, (Belarus), 8.950%, 01/26/18	312
	81	Republic of Belize, (Belize), Reg. S, SUB, 5.000%, 02/20/38	31
	200	Republic of Cameroon, (Cameroon), Reg. S, 9.500%, 11/19/25	211
		Republic of Colombia, (Colombia),
	200	2.625%, 03/15/23	185
	200	4.500%, 01/28/26	203
	599	5.000%, 06/15/45	553

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
200	5.625%, 02/26/44	199
150	6.125%, 01/18/41	158
340	7.375%, 09/18/37	404
240	8.125%, 05/21/24	297
370	10.375%, 01/28/33	541
	Republic of Costa Rica, (Costa Rica),
200	Reg. S, 4.250%, 01/26/23	183
200	Reg. S, 5.625%, 04/30/43	161
730	Reg. S, 7.000%, 04/04/44	673
200	Reg. S, 7.158%, 03/12/45	187
	Republic of Croatia, (Croatia),
700	Reg. S, 5.500%, 04/04/23	736
200	6.375%, 03/24/21 (e)	217
300	Reg. S, 6.625%, 07/14/20	325
300	Reg. S, 6.750%, 11/05/19	325
	Republic of Ecuador, (Ecuador),
950	Reg. S, 7.950%, 06/20/24	867
400	10.500%, 03/24/20 (e)	418
400	Reg. S, 10.750%, 03/28/22	417
	Republic of El Salvador, (El Salvador),
310	Reg. S, 5.875%, 01/30/25	271
120	Reg. S, 6.375%, 01/18/27	106
289	Reg. S, 7.650%, 06/15/35	252
230	Reg. S, 7.750%, 01/24/23	231
190	Reg. S, 8.250%, 04/10/32	188
400	Republic of Gabonese, (Gabon), Reg. S, 6.375%, 12/12/24	351
	Republic of Ghana, (Ghana),
200	Reg. S, 8.125%, 01/18/26	184
400	Reg. S, 10.750%, 10/14/30	449
400	Republic of Honduras, (Honduras), Reg. S, 8.750%, 12/16/20	437
	Republic of Hungary, (Hungary),
600	5.375%, 02/21/23	653
670	5.375%, 03/25/24	733
340	5.750%, 11/22/23	379
	Republic of Indonesia, (Indonesia),
400	Reg. S, 4.125%, 01/15/25	404
100	Reg. S, 5.875%, 03/13/20	109
200	Reg. S, 5.875%, 01/15/24	224
230	Reg. S, 5.950%, 01/08/46	261
500	Reg. S, 6.625%, 02/17/37	598
400	Reg. S, 6.750%, 01/15/44	495
250	Republic of Iraq, (Iraq), Reg. S, 5.800%, 01/15/28	199
	Republic of Ivory Coast, (Ivory Coast),
200	Reg. S, 5.375%, 07/23/24	192
198	Reg. S, SUB, 5.750%, 12/31/32	183
400	Reg. S, 6.375%, 03/03/28	388
	Republic of Kazakhstan, (Kazakhstan),
200	Reg. S, 3.875%, 10/14/24	200
200	Reg. S, 5.125%, 07/21/25	212
240	5.125%, 07/21/25 (e)	254
200	Reg. S, 6.500%, 07/21/45	221
400	Republic of Kenya, (Kenya), Reg. S, 6.875%, 06/24/24	381
	Republic of Lebanon, (Lebanon),
232	5.450%, 11/28/19	226
1,050	6.375%, 03/09/20	1,038
450	6.600%, 11/27/26	417
440	6.650%, 02/26/30	400
635	Reg. S, 8.250%, 04/12/21	665
250	9.000%, 03/20/17	251
200	Republic of Namibia, (Namibia), Reg. S, 5.500%, 11/03/21	208
	Republic of Oman, (Oman),
400	4.750%, 06/15/26 (e)	389
200	Reg. S, 4.750%, 06/15/26	195
	Republic of Pakistan, (Pakistan),
500	Reg. S, 7.250%, 04/15/19	525
200	Reg. S, 8.250%, 04/15/24	216
	Republic of Panama, (Panama),
600	3.875%, 03/17/28	592
400	4.000%, 09/22/24	408
430	6.700%, 01/26/36	528
420	8.875%, 09/30/27	580
226	9.375%, 04/01/29	321
	Republic of Paraguay, (Paraguay),
400	Reg. S, 4.625%, 01/25/23	398
400	5.000%, 04/15/26 (e)	402
	Republic of Peru, (Peru),
1,270	5.625%, 11/18/50	1,448
PEN 1,342	6.350%, 08/12/28 (e)	389
	Republic of Philippines, (Philippines),
200	3.700%, 03/01/41	196
200	4.200%, 01/21/24	217
590	7.750%, 01/14/31	838
100	9.500%, 02/02/30	158
310	10.625%, 03/16/25	481

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — continued
		Republic of Poland, (Poland),
	100	3.250%, 04/06/26	97
	720	4.000%, 01/22/24	740
		Republic of Romania, (Romania),
	430	Reg. S, 4.375%, 08/22/23	442
	342	Reg. S, 4.875%, 01/22/24	364
	162	Reg. S, 6.750%, 02/07/22	185
	200	Republic of Senegal, (Senegal), Reg. S, 6.250%, 07/30/24	199
		Republic of Serbia, (Serbia),
	400	Reg. S, 4.875%, 02/25/20	407
	300	5.250%, 11/21/17 (e)	307
	900	Reg. S, 7.250%, 09/28/21	1,004
		Republic of South Africa, (South Africa),
	200	4.665%, 01/17/24	201
	400	5.375%, 07/24/44	390
	500	5.500%, 03/09/20	529
ZAR	13,700	Series R207, 7.250%, 01/15/20	946
		Republic of Sri Lanka, (Sri Lanka),
	400	Reg. S, 5.875%, 07/25/22	398
	400	Reg. S, 6.250%, 10/04/20	415
	200	Reg. S, 6.250%, 07/27/21	204
	300	6.825%, 07/18/26 (e)	300
	200	6.850%, 11/03/25 (e)	200
		Republic of Turkey, (Turkey),
	200	4.875%, 04/16/43	159
	400	5.625%, 03/30/21	410
	560	5.750%, 03/22/24	565
	285	6.000%, 01/14/41	261
	300	6.625%, 02/17/45	297
	200	7.000%, 06/05/20	215
	245	7.375%, 02/05/25	270
		Republic of Ukraine, (Ukraine),
	200	Reg. S, 7.750%, 09/01/19	194
	400	Reg. S, 7.750%, 09/01/20 (e)	379
	600	7.750%, 09/01/21 (e)	563
	100	Reg. S, 7.750%, 09/01/22	93
	380	7.750%, 09/01/22 (e)	352
	100	Reg. S, 7.750%, 09/01/24	90
	300	Reg. S, 7.750%, 09/01/25	269
	500	Reg. S, 7.750%, 09/01/27	444
		Republic of Uruguay, (Uruguay),
	330	5.100%, 06/18/50	295
	379	7.625%, 03/21/36	477
	65	7.875%, 01/15/33	83
		Republic of Venezuela, (Venezuela),
	350	Reg. S, 7.000%, 03/31/38	143
	80	Reg. S, 7.650%, 04/21/25	34
	280	Reg. S, 7.750%, 10/13/19	139
	120	Reg. S, 8.250%, 10/13/24	51
	87	Reg. S, 9.000%, 05/07/23	38
	190	9.250%, 09/15/27	92
	190	Reg. S, 9.250%, 05/07/28	83
	206	9.375%, 01/13/34	91
	150	Reg. S, 11.750%, 10/21/26	80
	200	Reg. S, 11.950%, 08/05/31	106
	300	Reg. S, 12.750%, 08/23/22	172
	750	Republic of Zambia, (Zambia), Reg. S, 8.970%, 07/30/27	705
		Russian Federation, (Russia),
	1,000	Reg. S, 4.875%, 09/16/23	1,051
	200	Reg. S, 5.000%, 04/29/20	211
	200	Reg. S, 5.625%, 04/04/42	211
	200	Reg. S, 5.875%, 09/16/43	217
AUD	1,500	South Australian Government Financing Authority, (Australia), Series 17, 5.750%, 09/20/17	1,142
		United Mexican States, (Mexico),
EUR	140	3.375%, 02/23/31	148
	1,585	3.600%, 01/30/25	1,518
	300	4.000%, 10/02/23	299
	1,050	5.550%, 01/21/45	1,045

		Total Foreign Government Securities (Cost $74,315)	72,061

	Mortgage Pass-Through Securities — 15.6%
		Federal Home Loan Mortgage Corp.,
	29	ARM, 2.625%, 08/01/36	29
	62	ARM, 2.742%, 05/01/37	66
	168	ARM, 2.847%, 10/01/36	177
	394	ARM, 3.057%, 10/01/37	419
	116	ARM, 3.138%, 03/01/36	123
	200	ARM, 3.557%, 03/01/36	212
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
	1,811	4.000%, 02/01/26	1,918
	75	4.500%, 10/01/18	77
	6	5.000%, 05/01/18	6
	1,080	5.500%, 01/01/21 - 12/01/24	1,150
	58	6.000%, 11/01/21	61

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Mortgage Pass-Through Securities — continued
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
5,552	4.000%, 01/01/32	5,911
1,244	6.000%, 02/01/28	1,413
209	7.000%, 01/01/27	231
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
14,228	3.000%, 12/01/42 - 02/01/43	14,193
58,745	3.500%, 12/01/45 - 09/01/46	60,283
13,773	4.000%, 09/01/33 - 09/01/46	14,504
3,866	4.500%, 05/01/41 - 02/01/42	4,202
52,065	5.000%, 02/01/34 - 07/01/35 (w)	57,625
20	6.000%, 02/01/29	22
331	6.500%, 01/01/24 - 11/01/36	382
341	7.000%, 09/01/24 - 10/01/36	382
16	7.500%, 10/01/19 - 02/01/27	17
56	8.000%, 08/01/27	67
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
988	7.500%, 01/01/32 - 12/01/36	1,149
102	10.000%, 10/01/30	111
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
18,507	3.500%, 09/01/32 - 07/01/46	19,135
10,435	4.000%, 06/01/42 - 01/01/46	11,077
20,541	4.500%, 09/01/42 - 02/01/44	22,505
4,907	5.000%, 09/01/43	5,504
	Federal National Mortgage Association,
96	ARM, 2.286%, 07/01/37	99
67	ARM, 2.539%, 04/01/37	70
135	ARM, 2.547%, 01/01/34	142
184	ARM, 2.611%, 07/01/37	193
282	ARM, 2.819%, 04/01/37	298
152	ARM, 2.845%, 05/01/35	159
249	ARM, 2.851%, 03/01/37	261
20	ARM, 3.500%, 10/01/33	21
	Federal National Mortgage Association, 15 Year, Single Family,
69	4.000%, 07/01/18	70
607	5.000%, 05/01/18 - 07/01/25	640
9	5.500%, 08/01/17	9
180	6.000%, 09/01/19 - 08/01/22	192
	Federal National Mortgage Association, 20 Year, Single Family,
474	3.500%, 12/01/30	490
91	6.500%, 11/01/18	103
	Federal National Mortgage Association, 30 Year, Single Family,
60,000	TBA, 3.500%, 12/25/46 (w)	61,556
14,306	3.000%, 01/01/43 - 02/01/43	14,288
36,066	3.500%, 05/01/46 - 10/01/46	37,036
70,128	4.000%, 06/01/42 - 06/01/46	74,406
12,366	4.500%, 12/01/39 - 09/01/40	13,357
17,799	5.000%, 10/01/39 - 06/01/44	19,600
479	5.500%, 12/01/28 - 09/01/34	538
2,282	6.000%, 03/01/34 - 08/01/37	2,631
344	6.500%, 04/01/28 - 10/01/38	390
510	7.000%, 03/01/28 - 04/01/37	600
138	7.500%, 10/01/26 - 11/01/38	167
2,396	8.000%, 08/01/22 - 12/01/36	2,841
19	8.500%, 10/01/25 - 12/01/25	21
2	9.000%, 01/01/19 - 04/01/25	2
	Federal National Mortgage Association, Other,
3,682	ARM, 0.881%, 01/01/23	3,669
1,763	2.140%, 04/01/19	1,782
3,985	2.230%, 04/01/24	3,909
3,733	2.410%, 01/01/23	3,743
14,388	2.440%, 02/01/23 - 10/01/28	13,976
10,050	2.480%, 02/01/25	9,927
10,000	2.490%, 05/01/26	9,749
12,340	2.500%, 10/01/31	11,522
3,915	2.510%, 01/01/23	3,947
6,198	2.530%, 07/01/26	6,085
24,202	2.610%, 06/01/26 - 11/01/28	23,288
5,954	2.620%, 05/01/26	5,889
18,777	2.640%, 06/01/25	18,578
3,900	2.650%, 03/01/23	3,923
28,945	2.730%, 04/01/25 - 07/01/28	28,437
1,413	2.750%, 03/01/22	1,443
4,432	2.766%, 06/01/23	4,506
7,000	2.780%, 04/01/26	6,964
22,640	2.810%, 04/01/25 - 05/01/26	22,685
5,890	2.840%, 01/01/25	5,932
9,748	2.870%, 08/01/31	9,508
11,707	2.880%, 07/01/27	11,645
19,249	2.900%, 12/01/24 - 05/01/29	19,386
10,000	2.920%, 01/01/25	10,115
4,267	2.930%, 01/01/25	4,338
5,000	2.950%, 11/01/25	5,051
31,595	2.965%, 12/01/24	32,111
11,110	2.970%, 12/01/24 - 04/01/28	11,159

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Mortgage Pass-Through Securities — continued
3,657	2.990%, 05/01/31	3,606
2,035	3.010%, 06/01/31	2,019
5,000	3.030%, 06/01/31	4,950
11,233	3.050%, 09/01/24	11,517
29,120	3.070%, 02/01/25	29,890
9,067	3.074%, 12/01/24	9,337
8,720	3.130%, 02/01/26	8,897
4,273	3.340%, 11/01/30	4,376
1,721	3.370%, 11/01/20	1,809
1,680	3.380%, 01/01/18	1,702
5,203	3.450%, 01/01/24	5,468
161,686	3.500%, 05/01/32 - 07/01/46	167,215
15,000	3.510%, 08/01/23	15,822
1,497	3.590%, 10/01/20	1,580
4,913	3.640%, 12/01/23	5,216
1,522	3.660%, 12/01/21	1,613
1,303	3.738%, 06/01/18	1,329
5,300	3.760%, 03/01/24	5,653
1,000	3.770%, 09/01/21	1,063
81,168	4.000%, 06/01/42 - 05/01/46	86,318
1,269	4.060%, 07/01/21	1,365
1,970	4.180%, 12/01/19	2,087
3,584	4.260%, 12/01/19	3,805
5,922	4.340%, 06/01/21	6,425
2,270	4.369%, 02/01/20	2,422
3,000	4.399%, 02/01/20	3,214
16,813	4.500%, 01/01/20 - 12/01/43	18,453
1,858	4.640%, 01/01/21	2,024
20	5.000%, 12/01/32	21
35	5.500%, 09/01/17	36
34	6.500%, 04/01/36 - 07/01/36	36
	Government National Mortgage Association II, 30 Year, Single Family,
5,797	3.500%, 06/20/46 - 07/20/46	6,040
6,385	3.750%, 06/20/46 - 07/20/46	6,716
1,731	4.000%, 06/20/46	1,846
3,130	6.000%, 11/20/32 - 09/20/38	3,597
730	6.500%, 02/20/29 - 10/20/39	854
2,271	7.000%, 06/20/32 - 01/20/39	2,628
234	7.500%, 08/20/25 - 05/20/32	268
501	8.000%, 08/20/26 - 09/20/31	586
164	Government National Mortgage Association, 15 Year, Single Family, 6.500%, 10/15/23	176
	Government National Mortgage Association, 30 Year, Single Family,
21,802	4.000%, 07/15/46 - 08/15/46	23,373
3,128	4.500%, 05/15/46	3,467
6,235	6.000%, 08/15/36	7,272
166	6.500%, 02/15/28 - 10/15/29	190
57	7.000%, 02/15/24 - 11/15/27	61
50	7.250%, 09/15/21 - 01/15/28	51
31	7.500%, 10/15/22 - 02/15/27	32
1	7.750%, 02/15/27	1
1	8.500%, 11/15/25	1
21	9.000%, 12/15/16 - 11/15/24	22
1	10.000%, 11/15/20	1

	Total Mortgage Pass-Through Securities (Cost $1,227,109)	1,212,848

Municipal Bonds — 0.2% (t)
	California — 0.1%
200	Alameda County Joint Powers Authority, Multiple Capital Projects, Series A, Rev., 7.046%, 12/01/44	271
1,000	Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	1,279
1,980	State of California, Various Purpose, GO, 7.350%, 11/01/39	2,809
774	University of California, Series AD, Rev., 4.858%, 05/15/12[3]	740

		5,099

	District of Columbia — 0.0% (g)
345	District of Columbia Water & Sewer Authority, Public Utility, Senior Lien, Series A, Rev., 4.814%, 10/01/14[4]	348

	Illinois — 0.0% (g)
725	Chicago Transit Authority, Sales & Transfer Tax Receipts-Retiree Health, Series B, Rev., 6.899%, 12/01/40	899
1,960	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	1,755

		2,654

	New York — 0.1%
	New York State Dormitory Authority, State Personal Income Tax, General Purpose,
560	Series H, Rev., 5.289%, 03/15/33	658
1,165	Series H, Rev., 5.389%, 03/15/40	1,410
1,450	Port Authority of New York & New Jersey, Consolidated 164, Rev., 5.647%, 11/01/40	1,748

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	New York — continued
155	Port Authority of New York & New Jersey, Consolidated 165, Rev., 5.647%, 11/01/40	187
740	Port Authority of New York & New Jersey, Consolidated 174, Rev., 4.458%, 10/01/62	744

		4,747

	Ohio — 0.0% (g)
1,040	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	1,449
1,563	Ohio State University, General Receipts, Series A, Rev., 4.800%, 06/01/11[2]	1,544

		2,993

	Total Municipal Bonds (Cost $14,993)	15,841

Preferred Securities — 0.2% (x)
	Financials — 0.2%
	Banks — 0.1%
2,097	Bank of America Corp., Series AA, VAR, 6.100%, 03/17/25	2,098
	Citigroup, Inc.,
2,062	Series O, VAR, 5.875%, 03/27/20	2,062
430	Series P, VAR, 5.950%, 05/15/25	422
1,545	Series Q, VAR, 5.950%, 08/15/20	1,553
581	VAR, 5.950%, 01/30/23	582
813	Series M, VAR, 6.300%, 05/15/24	804
626	Credit Agricole S.A., (France), VAR, 8.125%, 12/23/25 (e)	648
1,450	Lloyds Banking Group plc, (United Kingdom), Reg. S, VAR, 6.375%, 06/27/20	1,510
255	Societe Generale S.A., (France), VAR, 7.375%, 09/13/21 (e)	245

		9,924

	Capital Markets — 0.1%
	Goldman Sachs Group, Inc. (The),
215	Series O, VAR, 5.300%, 11/10/26	208
3,308	Series M, VAR, 5.375%, 05/10/20	3,279
1,500	Series L, VAR, 5.700%, 05/10/19	1,513
	Morgan Stanley,
1,500	Series H, VAR, 5.450%, 07/15/19	1,470
940	Series J, VAR, 5.550%, 07/15/20	941

		7,411

	Total Preferred Securities (Cost $17,673)	17,335

Supranational — 0.0% (g)
1,000	African Development Bank, 8.800%, 09/01/19	1,185
NZD 1,500	International Finance Corp., 3.500%, 09/05/17	1,071

	Total Supranational (Cost $2,364)	2,256

U.S. Government Agency Securities — 0.5%
	Federal National Mortgage Association,
7,360	06/01/17	7,329
1,500	5.625%, 07/15/37	2,014
385	6.250%, 05/15/29	516
1,275	Federal National Mortgage Association STRIPS, 3.871%, 05/15/30 (n)	815
	Financing Corp. STRIPS,
3,100	1.411%, 11/30/17 (n)	3,067
1,000	1.562%, 05/11/18 (n)	983
212	New Valley Generation II, 5.572%, 05/01/20	230
421	New Valley Generation V, 4.929%, 01/15/21	453
	Residual Funding Corp. STRIPS,
1,850	1.351%, 01/15/21 (n)	1,703
2,770	1.824%, 10/15/20 (n)	2,574
12,080	2.323%, 07/15/20 (n)	11,298
	Resolution Funding Corp. Interest STRIPS,
495	0.000%, 01/15/26 (n)	382
440	4.618%, 10/15/25 (n)	347
	Tennessee Valley Authority,
902	4.625%, 09/15/60	1,003
2,103	5.250%, 09/15/39	2,625
1,610	5.880%, 04/01/36	2,141
500	Tennessee Valley Authority STRIPS, 6.660%, 11/01/25 (n)	382

	Total U.S. Government Agency Securities (Cost $36,836)	37,862

U.S. Treasury Obligations — 22.4%
	U.S. Treasury Bonds,
39,408	2.500%, 02/15/45	35,226
20,000	2.500%, 02/15/46	17,823
9,677	2.500%, 05/15/46	8,620
50,000	2.875%, 08/15/45	48,274
19,000	3.000%, 05/15/42	18,936
64,035	3.000%, 11/15/44	63,517
42,260	3.000%, 05/15/45	41,849
42,852	3.000%, 11/15/45	42,403
85	3.500%, 02/15/39	93

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
U.S. Treasury Obligations — continued
9,250		3.625%, 08/15/43	10,308
44,972		3.750%, 11/15/43	51,238
8,674		4.375%, 05/15/40	10,759
37,318		4.375%, 05/15/41	46,389
3,890		4.500%, 05/15/38	4,935
8,400		5.000%, 05/15/37	11,326
2,500		5.250%, 02/15/29	3,211
21,000		5.500%, 08/15/28	27,339
2,625		7.875%, 02/15/21	3,276
7,920		8.000%, 11/15/21	10,204
13,600		8.125%, 05/15/21	17,273
10,000		8.125%, 08/15/21	12,816
5,000		8.500%, 02/15/20	6,099
6,000		8.750%, 08/15/20	7,539
		U.S. Treasury Coupon STRIPS,
48,829		1.802%, 08/15/28 (n)	35,614
15		1.944%, 08/15/23 (n)	13
67,000		2.075%, 05/15/29 (n)	47,744
6,495		2.216%, 02/15/21 (n)	6,020
16,318		2.268%, 05/15/32 (n)	10,490
7,390		2.273%, 05/15/22 (n)	6,605
7,251		2.302%, 05/15/20 (n)	6,862
15,000		2.358%, 05/15/21 (n)	13,807
640		2.554%, 02/15/22 (n)	576
60,000		2.650%, 08/15/40 (n)	28,422
225		2.731%, 02/15/23 (n)	197
24,375		3.141%, 08/15/41 (n)	11,103
11,239		3.142%, 08/15/17 (n)	11,176
48,800		3.193%, 11/15/41 (n)	22,054
185		3.225%, 08/15/19 (n)	178
6,916		3.443%, 02/15/17 (n)	6,909
14,565		3.600%, 11/15/17 (n)	14,438
14,610		3.692%, 11/15/21 (n)	13,255
5,000		3.740%, 08/15/22 (n)	4,440
5,000		3.938%, 11/15/22 (n)	4,404
42,000		4.490%, 11/15/33 (n)	25,647
1,606		4.500%, 08/15/18 (n)	1,576
4,000		4.512%, 02/15/18 (n)	3,952
2,615		5.146%, 02/15/28 (n)	1,941
1,000		U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28	1,974
		U.S. Treasury Notes,
75		0.500%, 03/31/17	75
7,740		0.625%, 08/31/17	7,731
10,300		0.875%, 07/31/19 (k)	10,179
149,100		1.000%, 12/15/17	149,234
119,000		1.000%, 03/15/18	119,028
64,000		1.000%, 05/31/18	63,972
85,296		1.375%, 06/30/18	85,732
2,000		1.375%, 01/31/20	1,994
27,565		1.500%, 08/31/18	27,756
30,644		1.500%, 12/31/18	30,867
4,750		1.500%, 05/31/19	4,777
164,545		1.500%, 05/31/20	164,050
22,879		1.625%, 12/31/19 (k)	23,008
2,000		2.125%, 08/15/21	2,022
11,000		2.250%, 11/30/17	11,145
209,142		2.625%, 11/15/20	216,495
4,115		2.875%, 03/31/18	4,217
3,954		3.125%, 05/15/19	4,130
1,250		3.250%, 03/31/17	1,261
25,192		3.500%, 05/15/20	26,820
8,000		4.250%, 11/15/17	8,254

		Total U.S. Treasury Obligations (Cost $1,771,699)	1,741,597

SHARES
Common Stocks — 0.2%
		Consumer Discretionary — 0.0% (g)
		Media — 0.0% (g)
–	(h)	New Cotai LLC/New Cotai Capital Corp., Class B (a) (e)	24

		Specialty Retail — 0.0% (g)
40		Nebraska Book Holdings, Inc. (a)	2

		Total Consumer Discretionary	26

		Energy — 0.1%
		Oil, Gas & Consumable Fuels — 0.1%
200		Pacific Exploration & Production Corp., (Canada) (a)	7,820
41		Penn Virginia Corp. (a)	1,763

		Total Energy	9,583

		Financials — 0.0% (g)
		Insurance — 0.0% (g)
1,551		ACC Claims Holdings LLC (a)	16

		Materials — 0.0% (g)
		Containers & Packaging — 0.0% (g)
9		Constar International, Inc., Class A (a)	—	(h)

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	Telecommunication Services — 0.0% (g)
	Wireless Telecommunication Services — 0.0% (g)
68	NII Holdings, Inc. (a)	115

	Utilities — 0.1%
	Electric Utilities — 0.1%
152	Vistra Energy Corp. (a)	2,114

	Independent Power & Renewable Electricity Producers — 0.0% (g)
4	Dynegy, Inc. (a)	34

	Total Utilities	2,148

	Total Common Stocks (Cost $12,105)	11,888

Preferred Stocks — 0.0% (g)
	Financials — 0.0% (g)
	Insurance — 0.0% (g)
11	Hartford Financial Services Group, Inc. (The), VAR, 7.875%, 04/15/42 ($25 par value)	317
2	XLIT Ltd., (Cayman Islands), Series D, VAR, 4.000%, 01/03/17 ($1,000 par value) @	1,886

	Total Financials	2,203

	Materials — 0.0%
	Containers & Packaging — 0.0%
1	Constar International, Inc., Class A	—

	Total Preferred Stocks (Cost $2,464)	2,203

PRINCIPAL AMOUNT
Loan Assignments — 0.6%
	Consumer Discretionary — 0.3%
	Automobiles — 0.0% (g)
507	Chrysler Group LLC, Term Loan B, VAR, 3.500%, 05/24/17	507

	Hotels, Restaurants & Leisure — 0.2%
191	Intrawest Operations Group LLC, Initial Term Loan, VAR, 4.500%, 12/09/20	193
13,159	Lila Mexican Holdings LLC, Tranche B, VAR, 3.538%, 08/11/22	12,893

		13,086

	Media — 0.0% (g)
200	Gray Television, Inc., Initial Term Loan, VAR, 3.938%, 06/13/21	201
749	iHeartCommunications, Inc., Term Loan D, VAR, 7.356%, 01/30/19	580
596	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 8.106%, 07/30/19	461
184	Media General, Inc., Term B Loan, VAR, 4.000%, 07/31/20	184
500	MTL Publishing LLC, Term B-3 Loan, VAR, 08/19/22	501
192	MTL Publishing LLC, Term B-4 Loan, VAR, 3.282%, 08/22/22	192
508	Tribune Media Co., Term Loan B, VAR, 3.750%, 12/27/20	509
2,993	Vertis, Inc., 1st Lien Term Loan, VAR, 12.000%, 12/21/15 (d)	—	(h)

		2,628

	Specialty Retail — 0.1%
1,372	Harbor Freight Tools USA, Inc., 1st Lien Term Loan, VAR, 4.137%, 08/11/23	1,382
1,298	PetSmart, Inc., Term Loan B, VAR, 4.000%, 03/11/22	1,302

		2,684

	Total Consumer Discretionary	18,905

	Consumer Staples — 0.1%
	Food & Staples Retailing — 0.1%
1,537	Albertson’s LLC, 2016-1 Term Loan B-4, VAR, 4.500%, 08/25/21	1,538
1,237	Albertson’s LLC, 2016-1 Term Loan B-5, VAR, 4.750%, 12/21/22	1,240
1,181	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	1,187
1,685	SUPERVALU, Inc., Term Loan B, VAR, 5.500%, 03/21/19	1,690

		5,655

	Food Products — 0.0%(g)
550	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.610%, 11/01/18	551
397	Pinnacle Foods Finance LLC, Fourth Amendment Tranche I Term Loan, VAR, 3.334%, 01/13/23	400

		951

	Total Consumer Staples	6,606

	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
3,300	Gulf Finance LLC, 1st Lien Term Loan B, VAR, 6.250%, 07/27/23	3,245
546	MEG Energy Corp., Incremental Term Loan, (Canada), VAR, 3.750%, 03/31/20	513

	Total Energy	3,758

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Financials — 0.0% (g)
	Consumer Finance — 0.0% (g)
1,120	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	1,092

	Health Care — 0.0% (g)
	Health Care Equipment & Supplies — 0.0% (g)
400	Halyard Health, Inc., Term Loan, VAR, 4.000%, 11/01/21	401

	Health Care Providers & Services — 0.0% (g)
218	Acadia Healthcare Co., Inc., Tranche B-2 Term Loan, VAR, 3.750%, 02/16/23	219

	Pharmaceuticals — 0.0% (g)
150	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.250%, 10/21/21	125
472	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), VAR, 5.500%, 04/01/22	467

		592

	Total Health Care	1,212

	Industrials — 0.0% (g)
	Air Freight & Logistics — 0.0% (g)
859	XPO Logistics, Inc., Term loan, VAR, 4.250%, 10/31/21	867

	Information Technology — 0.1%
	Communications Equipment — 0.0% (g)
170	Avaya, Inc., Term Loan B-3 Extending Tranche, VAR, 5.390%, 10/26/17	150
375	Avaya, Inc., Term Loan B-6, VAR, 6.500%, 03/31/18	327

		477

	IT Services — 0.0% (g)
1,059	First Data Corp., 2022 New Dollar Term Loan, VAR, 4.334%, 07/08/22	1,063

	Semiconductors & Semiconductor Equipment — 0.1%
1,396	Avago Technologies, Term A-2 Loan, (Singapore), VAR, 3.538%, 02/01/23	1,409
406	Microsemi Corp., Closing Date Term B Loan, VAR, 3.750%, 01/15/23	408
158	NXP B.V./NXP Funding LLC, Tranche F Loan, (Netherlands), VAR, 3.405%, 12/07/20	158
393	ON Semiconductor Corp., 1st Lien Term Loan B, VAR, 3.783%, 03/31/23	396

		2,371

	Total Information Technology	3,911

	Materials — 0.0% (g)
	Chemicals — 0.0% (g)
388	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20	389

	Containers & Packaging — 0.0% (g)
200	Berry Plastics Corp., Term Loan G, VAR, 3.500%, 01/06/21	201
750	Berry Plastics Corp., Term Loan H, VAR, 3.750%, 10/01/22	754

		955

	Total Materials	1,344

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
803	Cincinnati Bell, Inc., Term Loan, VAR, 4.000%, 09/10/20	805
1,187	UPC Financing Partnership, Senior Secured Term Loan AN, VAR, 4.080%, 08/31/24	1,192

	Total Telecommunication Services	1,997

	Utilities — 0.0% (g)
	Electric Utilities — 0.0% (g)
217	Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.250%, 06/30/17	218
927	Texas Competitive Electric Holdings Co. LLC, Term Loan, VAR, 5.000%, 08/04/23 ^	935
211	Texas Competitive Electric Holdings Co. LLC, Term Loan C, VAR, 5.000%, 08/04/23	213

		1,366

	Independent Power & Renewable Electricity Producers — 0.0% (g)
1,415	Dynegy, Inc., 1st Lien Term Loan C, VAR, 5.000%, 06/27/23	1,421

	Total Utilities	2,787

	Total Loan Assignments (Cost $45,070)	42,479

NUMBER OF CONTRACTS
Option Purchased — 0.0% (g)
	Call Option Purchased: — 0.0% (g)
9	10 Year U.S. Treasury Note, expiring 12/23/16 at $126.50, American Style (Cost $1,335)	1,315

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE
Warrants — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
9	Nebraska Book Co., Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—	(h)
4	Nebraska Book Holdings, Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—

	Total Warrants (Cost $– (h))	—	(h)

SHARES
Short-Term Investment — 5.7%
	Investment Company — 5.7%
437,980	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.690% (b) (l) (Cost $437,997)	438,111

	Total Investments — 97.0% (Cost $7,590,550)	7,537,480
	Other Assets in Excess of Liabilities — 3.0%	236,598

	NET ASSETS — 100.0%	$7,774,078

Percentages indicated are based on net assets.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT NOVEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1,047	U.S. Treasury Long Bond	03/22/17	USD	158,391	(171)
795	2 Year U.S. Treasury Note	03/31/17	USD	172,366	4
	Short Futures Outstanding
(773)	10 Year U.S. Treasury Note	03/22/17	USD	(96,250)	202
(542)	Ultra 10 Year U.S. Treasury Note	03/22/17	USD	(72,865)	307
(84)	Ultra Long Term U.S. Treasury Bond	03/22/17	USD	(13,558)	26
(154)	5 Year U.S. Treasury Note	03/31/17	USD	(18,148)	(3)

					365

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
911	BRL	BNP Paribas†	12/30/16	265	267	2
5,078	BRL	Citibank, N.A.†	12/30/16	1,551	1,489	(62)
1,575	BRL	Deutsche Bank AG†	12/30/16	460	462	2
2,849	BRL	HSBC Bank, N.A.†	12/30/16	841	835	(6)

39	EUR	Goldman Sachs International	12/30/16	42	41	(1)

1,216	TRY	Barclays Bank plc	12/30/16	398	351	(47)
1,216	TRY	Citibank, N.A.	12/30/16	393	352	(41)

				3,950	3,797	(153)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,100	AUD	State Street Corp.	12/09/16	2,362	2,288	74

5,335	BRL	Citibank, N.A.†	12/30/16	1,624	1,564	60
5,078	BRL	Credit Suisse International†	12/30/16	1,549	1,488	61

1,378	EUR	HSBC Bank, N.A.	12/09/16	1,544	1,461	83
163	EUR	Citibank, N.A.	12/30/16	184	173	11

104,000	JPY	State Street Corp.	12/09/16	1,011	910	101

2,431	TRY	Citibank, N.A.	12/30/16	797	703	94

13,167	ZAR	State Street Corp.	12/09/16	910	934	(24)

				9,981	9,521	460

Centrally Cleared Credit Default Swaps - Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
CDX.EM.25-V1	1.000% quarterly	06/20/21	2.747%	50,000	3,480	(3,678)
CDX.NA.HY.26-V1	5.000% quarterly	06/20/21	3.582%	16,100	(1,068)	820

					2,412	(2,858)

Centrally Cleared Credit Default Swap - Sell Protection [2]

Credit Indices:

REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
CDX.NA.HY.27-V1	5.000% quarterly	12/20/21	3.884%	140,000	8,102	(6,583)

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2016.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CMBS	—	Commercial Mortgage-Backed Security
CMO	—	Collateralized Mortgage Obligation
CSMC	—	Credit Suisse Mortgage Trust
ESOP	—	Employee Stock Ownership Program
EUR	—	Euro
FHA	—	Federal Housing Administration
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2016. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Sol
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2016.
TBA	—	To Be Announced

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

TRY	—	Turkish Lira
USD	—	United States Dollar
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2016.
ZAR	—	South African Rand
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of November 30, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of November 30, 2016.
@	—	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of November 30, 2016.
^	—	All or a portion of the security is unsettled as of November 30, 2016. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
†	—	Non-deliverable forward.
[1]	—	Security matures in 2115.
[2]	—	Security matures in 2111.
[3]	—	Security matures in 2112.
[4]	—	Security matures in 2114.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	87,955
Aggregate gross unrealized depreciation	(141,025)

Net unrealized appreciation/depreciation	(53,070)

Federal income tax cost of investments	7,590,550

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$26		$26
Energy	9,583	—	—		9,583
Financials	—	—	16		16
Materials	—	—	—	(a)	—	(a)
Telecommunication Services	115	—	—		115
Utilities	2,148	—	—		2,148

Total Common Stocks	11,846	—	42		11,888

Preferred Stocks
Financials	317	—	1,886		2,203
Materials	—	—	—	(b)	—	(b)

Total Preferred Stocks	317	—	1,886		2,203

Debt Securities
Asset-Backed Securities	—	602,409	370,564		972,973
Collateralized Mortgage Obligations
Agency CMO	—	467,611	—		467,611
Non-Agency CMO	—	65,092	12,220		77,312

Total Collateralized Mortgage Obligations	—	532,703	12,220		544,923

Commercial Mortgage-Backed Securities	—	376,556	76,689		453,245
Convertible Bonds
Consumer Discretionary	—	—	125		125
Corporate Bonds
Consumer Discretionary	—	220,948	225		221,173
Consumer Staples	—	135,455	—		135,455
Energy	—	228,199	589		228,788
Financials	—	504,802	—		504,802
Health Care	—	157,118	—		157,118
Industrials	—	158,508	227		158,735
Information Technology	—	143,351	—		143,351
Materials	—	128,731	50		128,781
Real Estate	—	32,236	—		32,236
Telecommunication Services	—	139,029	88		139,117
Utilities	—	120,631	231		120,862

Total Corporate Bonds	—	1,969,008	1,410		1,970,418

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Foreign Government Securities	—	72,061	—		72,061
Mortgage Pass-Through Securities	—	1,212,848	—		1,212,848
Municipal Bonds	—	15,841	—		15,841
Preferred Securities
Financials	—	17,335	—		17,335
Supranational	—	2,256	—		2,256
U.S. Government Agency Securities	—	37,862	—		37,862
U.S. Treasury Obligations	—	1,741,597	—		1,741,597
Loan Assignments
Consumer Discretionary	—	18,905	—	(a)	18,905
Consumer Staples	—	6,606	—		6,606
Energy	—	3,758	—		3,758
Financials	—	1,092	—		1,092
Health Care	—	1,212	—		1,212
Industrials	—	867	—		867
Information Technology	—	3,911	—		3,911
Materials	—	1,344	—		1,344
Telecommunication Services	—	1,997	—		1,997
Utilities	—	2,787	—		2,787

Total Loan Assignments	—	42,479	—	(a)	42,479

Option Purchased	1,315	—	—		1,315
Warrants
Consumer Discretionary	—	—	—	(a)	— (a)
Short-Term Investment
Investment Company	438,111	—	—		438,111

Total Investments in Securities	$451,589	$6,622,955	$462,936		$7,537,480

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$488	$—		$488
Futures Contracts	539	—	—		539
Swaps	—	1,519	—		1,519

Total Appreciation in Other Financial Instruments	$539	$2,007	$—		$2,546

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(181)	$—		$(181)
Futures Contracts	(174)	—	—		(174)
Swaps	—	(446)	—		(446)

Total Depreciation in Other Financial Instruments	$(174)	$(627)	$—		$(801)

(a)	Amount rounds to less than 500.
(b)	Value is Zero.

There were no transfers between levels 1 and 2 during the period ended November 30, 2016.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

Core Plus Bond Fund	Balance as of February 29, 2016		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2016
Investments in Securities:
Asset-Backed Securities	$106,212		$—	$2,169	$(866)	$156,508		$(82,076)	$194,516	$(5,899)	370,564
Collateralized Mortgage Obligations — Non-Agency CMO	12,664		— (a)	(230)	6	4,831		(8,002)	2,951	—	12,220
Commercial Mortgage-Backed Securities	66,932		33	1,311	(1,799)	19,734		(8,702)	—	(820)	76,689
Common Stocks — Consumer Discretionary	76		—	(50)	—	—		—	—	—	26
Common Stocks — Financials	165		44	(59)	—	528		(662)	—	—	16
Common Stocks — Materials	—	(a)	—	—	—	—		—	—	—	—	(a)
Convertible Bonds — Consumer Discretionary	—	(b)	(104)	104	—	125		— (a)	—	—	125
Convertible Bonds — Utilities	511		247	(245)	—	—		(513)	—	—	—
Corporate Bonds — Consumer Discretionary	1,165		(539)	(135)	2	—	(a)	(610)	342	—	225
Corporate Bonds — Energy	—		(274)	748	(4)	38		(584)	665	—	589
Corporate Bonds — Industrials	596		—	11	—	—		—	—	(380)	227
Corporate Bonds — Materials	538		(85)	131	(2)	—		(532)	—	—	50
Corporate Bonds — Telecommunication Services	—		—	10	1	—		—	77	—	88
Corporate Bonds — Utilities	—		—	231	—	—		—	—	—	231
Loan Assignment — Consumer Discretionary	—	(a)	—	—	—	—		—	—	—	—	(a)
Preferred Stocks — Financials	—		—	(53)	—	—		—	1,939	—	1,886
Preferred Stocks — Materials	—	(b)	—	—	—	—		—	—	—	—	(b)
Warrants — Consumer Discretionary	—	(a)	—	—	—	—		—	—	—	—	(a)
Warrants — Energy	—	(a)	— (a)	— (a)	—	—		— (a)	—	—	—

	$188,859		$(678)	$3,943	$(2,662)	$181,764		$(101,681)	$200,490	$(7,099)	$462,936

¹	Purchases include all purchases of securities and securities received in corporate actions.
²	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than 500.
(b)	Value is zero.

Transfers into, and out of, level 3 are valued utilizing values as of the beginning of the period.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine the price for the period ended November 30, 2016.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2016, which were valued using significant unobservable inputs (level 3) amounted to approximately $4,745,000.

Core Plus Bond Fund

Quantitative Information about Level 3 Fair Value Measurements # (Amounts in thousands)

	Fair Value at November 30, 2016		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$16		Terms of Exchange Offer	Expected Recovery	$0.01 ($0.01)
	—	(a)	Pending Distribution Amount	Discount for potential outcome (b)	100.00% (100.00%)

Common Stocks	16
	1,886		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.97% (4.97%)
	—	(c)	Pending Distribution Amount	Discount for potential outcome (b)	100.00% (100.00%)

Preferred Stocks	1,886
	618		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	9.13% - 40.45% (13.61%)
	125		Market Comparable Companies	EBITDA Multiple (d)	1.0x (1.0x)
	50		Pending Distribution Amount	Discount for potential outcome (b)	15.00 - 100.00% (25.86%)

Corporate Bonds	793
	210,971		Discounted Cash Flow	Liquidity Discount	4.50% (4.50%)
				Implied Spread to Index	4.00% (4.00%)
				Constant Prepayment Rate	0.00% - 40.00% (8.03%)
				Constant Default Rate	0.00% - 50.00% (11.84%)
				Yield (Discount Rate of Cash Flows)	1.49% - 12.00% (4.37%)
	341		Pending Distribution Amount	Projected Principal Writedown	94.00% (94.00%)

Asset-Backed Securities	211,312
	9,824		Discounted Cash Flow	Constant Prepayment Rate	5.00% - 30.57% (11.36%)
				Constant Default Rate	0.00% - 7.99% (1.67%)
				Yield (Discount Rate of Cash Flows)	2.43% - 13.40% (5.07%)

Collateralized Mortgage Obligations	9,824
	72,355		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (7.32%)
				Yield (Discount Rate of Cash Flows)	0.97% - 30.76% (5.11%)

Collateralized Mortgage-Backed Securities	72,355
	—	(a)	Discounted Cash Flow	Projected Principal Writedown	100.00% (100.00%)

Loan Assignments	—	(a)
Total	$296,186

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2016, the value of these investments was approximately $166,750,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Amount rounds to less than 500.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Value is zero.
(d)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement. A significant change in broker pricing information could result in a significantly higher or lower value in such level 3 instruments.

B. Derivatives — The Fund used derivative instruments including options, futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.
Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

(2). Futures Contracts — The Fund used treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of November 30, 2016, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions, including credit default swaps, to manage credit risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 37.1%
	Agency CMO — 37.1%
	Federal Home Loan Mortgage Corp. REMIC,
28	Series 1343, Class LA, 8.000%, 08/15/22	31
188	Series 1367, Class K, 5.500%, 09/15/22	201
33	Series 1591, Class E, 10.000%, 10/15/23	35
288	Series 1633, Class Z, 6.500%, 12/15/23	312
231	Series 1694, Class PK, 6.500%, 03/15/24	253
1,711	Series 1785, Class A, 6.000%, 10/15/23	1,855
97	Series 1999, Class PU, 7.000%, 10/15/27	109
195	Series 2031, Class PG, 7.000%, 02/15/28	224
560	Series 2035, Class PC, 6.950%, 03/15/28	632
373	Series 2064, Class PD, 6.500%, 06/15/28	420
303	Series 2095, Class PE, 6.000%, 11/15/28	347
150	Series 2152, Class BD, 6.500%, 05/15/29	158
739	Series 2162, Class TH, 6.000%, 06/15/29	853
423	Series 2367, Class ME, 6.500%, 10/15/31	479
471	Series 2480, Class EJ, 6.000%, 08/15/32	524
351	Series 2562, Class PG, 5.000%, 01/15/18	356
3,923	Series 2611, Class QZ, 5.000%, 05/15/33	4,317
193	Series 2647, Class A, 3.250%, 04/15/32	197
215	Series 2651, Class VZ, 4.500%, 07/15/18	221
656	Series 2656, Class BG, 5.000%, 10/15/32	664
549	Series 2688, Class DG, 4.500%, 10/15/23	584
1,041	Series 2773, Class TB, 4.000%, 04/15/19	1,063
1,470	Series 2841, Class AT, 4.000%, 08/15/19	1,502
764	Series 2882, Class QD, 4.500%, 07/15/34	809
4,175	Series 2915, Class MU, 5.000%, 01/15/35	4,497
843	Series 2927, Class GA, 5.500%, 10/15/34	902
1,388	Series 2931, Class QD, 4.500%, 02/15/20	1,431
570	Series 3085, Class VS, HB, IF, 26.567%, 12/15/35	957
1,931	Series 3181, Class OP, PO, 07/15/36	1,703
1,937	Series 3188, Class GE, 6.000%, 07/15/26	2,202
6,090	Series 3325, Class JL, 5.500%, 06/15/37	6,583
4,277	Series 3341, Class PE, 6.000%, 07/15/37	4,742
1,202	Series 3413, Class B, 5.500%, 04/15/37	1,324
4,000	Series 3699, Class QH, 5.500%, 07/15/40	4,332
4,319	Series 3737, Class DG, 5.000%, 10/15/30	4,699
6,929	Series 3798, Class AY, 3.500%, 01/15/26	7,261
5,000	Series 3809, Class BC, 3.500%, 02/15/26	5,180
6,351	Series 3926, Class MW, 4.500%, 09/15/26	6,912
3,970	Series 3927, Class PC, 4.500%, 09/15/41	4,468
16,932	Series 3981, Class PA, 3.000%, 04/15/31	17,108
13,775	Series 4002, Class MV, 4.000%, 01/15/30	14,191
13,189	Series 4039, Class SA, IF, IO, 5.962%, 05/15/42	2,618
12,000	Series 4047, Class PB, 3.500%, 01/15/41	12,533
5,000	Series 4050, Class VE, 4.000%, 01/15/29	5,322
4,651	Series 4066, Class VB, 3.500%, 01/15/29	4,868
3,035	Series 4181, Class VA, 3.000%, 05/15/26	3,101
20,901	Series 4186, Class JE, 2.000%, 03/15/33	20,425
13,308	Series 4188, Class JG, 2.000%, 04/15/33	13,040
10,055	Series 4206, Class DA, 2.000%, 05/15/33	9,912

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,450	Series 4314, Class DY, 3.500%, 03/15/29	1,494
2,624	Series 4336, Class YB, 3.000%, 05/15/29	2,655
5,917	Series 4365, Class HZ, 3.000%, 01/15/40	5,497
10,000	Series 4458, Class BW, 3.000%, 04/15/35	9,695
5,118	Series 4594, Class GN, 2.500%, 02/15/45	5,153
	Federal Home Loan Mortgage Corp. STRIPS,
28	Series 155, Class IO, IO, 7.000%, 11/01/23	5
16,631	Series 264, Class 30, 3.000%, 07/15/42	16,625
9,831	Series 267, Class 30, 3.000%, 08/15/42	9,789
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
1,499	Series T-51, Class 1A, VAR, 6.500%, 09/25/43	1,727
1,721	Series T-54, Class 2A, 6.500%, 02/25/43	1,997
775	Series T-56, Class APO, PO, 05/25/43	694
	Federal National Mortgage Association - ACES,
4,464	Series 2015-M13, Class A2, VAR, 2.801%, 06/25/25	4,433
19,357	Series 2016-M1, Class A2, VAR, 2.939%, 01/25/26	19,486
574	Federal National Mortgage Association Grantor Trust, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	668
	Federal National Mortgage Association REMIC,
4	Series 1988-16, Class B, 9.500%, 06/25/18	5
88	Series 1993-110, Class H, 6.500%, 05/25/23	98
68	Series 1993-146, Class E, PO, 05/25/23	65
1,132	Series 1993-155, Class PJ, 7.000%, 09/25/23	1,263
13	Series 1993-205, Class H, PO, 09/25/23	12
19	Series 1993-217, Class H, PO, 08/25/23	18
15	Series 1993-228, Class G, PO, 09/25/23	14
381	Series 1994-37, Class L, 6.500%, 03/25/24	419
1,442	Series 1994-51, Class PV, 6.000%, 03/25/24	1,566
688	Series 1998-58, Class PC, 6.500%, 10/25/28	760
240	Series 2000-8, Class Z, 7.500%, 02/20/30	284
384	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	87
2	Series 2002-2, Class UC, 6.000%, 02/25/17	2
1	Series 2002-3, Class PG, 5.500%, 02/25/17	1
190	Series 2002-73, Class OE, 5.000%, 11/25/17	192
491	Series 2002-92, Class FB, VAR, 1.234%, 04/25/30	500
3,371	Series 2003-21, Class PZ, 4.500%, 03/25/33	3,560
139	Series 2003-67, Class SA, HB, IF, 41.703%, 10/25/31	224
331	Series 2003-81, Class MC, 5.000%, 12/25/32	332
2,273	Series 2003-128, Class DY, 4.500%, 01/25/24	2,419
937	Series 2004-46, Class QD, HB, IF, 21.663%, 03/25/34	1,282
1,374	Series 2004-54, Class FL, VAR, 0.984%, 07/25/34	1,375
1,216	Series 2004-60, Class PA, 5.500%, 04/25/34	1,259
6,268	Series 2005-22, Class EH, 5.000%, 04/25/35	6,695
1,071	Series 2005-58, Class EP, 5.500%, 07/25/35	1,163
1,123	Series 2005-62, Class DX, 5.000%, 05/25/34	1,151
1,341	Series 2005-83, Class LA, 5.500%, 10/25/35	1,476
5,116	Series 2005-116, Class PC, 6.000%, 01/25/36	5,710
3,921	Series 2006-3, Class SB, IF, IO, 6.116%, 07/25/35	561
6,487	Series 2006-51, Class FP, VAR, 0.934%, 03/25/36	6,479
82	Series 2006-81, Class FA, VAR, 0.934%, 09/25/36	82

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
852	Series 2006-110, Class PO, PO, 11/25/36	783
2,825	Series 2007-76, Class PE, 6.000%, 08/25/37	3,119
709	Series 2009-89, Class A1, 5.410%, 05/25/35	734
46	Series 2010-4, Class SL, IF, 10.273%, 02/25/40	55
1,199	Series 2010-11, Class CB, 4.500%, 02/25/40	1,274
6,000	Series 2010-47, Class MB, 5.000%, 09/25/39	6,574
4,721	Series 2010-68, Class EP, 4.500%, 12/25/39	4,989
5,000	Series 2010-117, Class DY, 4.500%, 10/25/25	5,397
4,274	Series 2010-155, Class B, 3.500%, 01/25/26	4,487
11,500	Series 2011-145, Class PB, 3.500%, 01/25/32	11,983
11,253	Series 2012-47, Class QE, 4.000%, 05/25/38	11,897
5,566	Series 2012-50, Class HY, 4.000%, 05/25/42	5,724
6,737	Series 2012-60, Class EP, 3.000%, 04/25/42	6,792
17,416	Series 2012-63, Class VA, 4.000%, 08/25/23	18,327
1,400	Series 2012-141, Class PB, 2.500%, 12/25/42	1,269
5,300	Series 2013-106, Class PY, 3.000%, 10/25/33	5,315
3,699	Series 2013-130, Class GY, 3.500%, 01/25/34	3,826
6,000	Series 2015-11, Class AQ, 3.000%, 03/25/35	5,753
4,000	Series 2015-28, Class GB, 3.500%, 05/25/35	4,083
4,653	Series 2015-41, Class AY, 3.000%, 06/25/35	4,503
11,897	Series 2015-48, Class DE, 3.000%, 10/25/44	11,780
4,491	Series 2016-28, Class DW, 3.500%, 05/25/36	4,611
18,993	Series 2016-38, Class NA, 3.000%, 01/25/46	19,352
15,690	Series 2016-45, Class PC, 3.000%, 09/25/45	15,995
8	Series G92-35, Class EB, 7.500%, 07/25/22	9
4	Series G92-44, Class ZQ, 8.000%, 07/25/22	4
	Federal National Mortgage Association REMIC Trust,
151	Series 1999-W4, Class A9, 6.250%, 02/25/29	165
1,658	Series 2002-W7, Class A4, 6.000%, 06/25/29	1,861
714	Series 2003-W1, Class 1A1, VAR, 5.601%, 12/25/42	784
379	Series 2003-W1, Class 2A, VAR, 6.234%, 12/25/42	426
2,382	Series 2005-W1, Class 1A2, 6.500%, 10/25/44	2,742
1,513	Series 2009-W1, Class A, 6.000%, 12/25/49	1,714
	Federal National Mortgage Association STRIPS,
1,639	Series 278, Class 1, VAR, 1.589%, 08/25/25	1,668
534	Series 278, Class 3, VAR, 1.730%, 11/25/23	539
172	Series 343, Class 23, IO, 4.000%, 10/25/18	4
	Government National Mortgage Association,
3,285	Series 2004-27, Class PD, 5.500%, 04/20/34	3,666
827	Series 2008-15, Class NB, 4.500%, 02/20/38	883
4,430	Series 2008-40, Class SA, IF, IO, 5.858%, 05/16/38	806
16,343	Series 2009-42, Class TX, 4.500%, 06/20/39	17,409
4,346	Series 2009-69, Class WM, 5.500%, 08/20/39	4,650
13,323	Series 2011-29, Class Z, 5.000%, 05/20/40	15,203

	Total Collateralized Mortgage Obligations (Cost $503,171)	506,584

Commercial Mortgage-Backed Securities — 1.7%
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
6,026	Series K046, Class A2, 3.205%, 03/25/25	6,249
6,500	Series K048, Class A2, VAR, 3.284%, 06/25/25	6,763

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
3,519		Series K049, Class A2, 3.010%, 07/25/25	3,589
6,716		Series K052, Class A2, 3.151%, 11/25/25	6,908

		Total Commercial Mortgage-Backed Securities (Cost $23,374)	23,509

Foreign Government Security — 0.5%
7,527		Israel Government AID Bond, (Israel), Zero Coupon, 09/15/19 (Cost $7,039)	7,145

Mortgage Pass-Through Securities — 9.0%
		Federal Home Loan Mortgage Corp.,
3		ARM, 1.934%, 07/01/30	3
4		ARM, 1.953%, 02/01/19	4
19		ARM, 2.092%, 08/01/18	19
4		ARM, 2.096%, 03/01/18	4
11		ARM, 2.375%, 06/01/18	10
1,069		ARM, 2.498%, 03/01/37	1,131
26		ARM, 2.523%, 01/01/21	26
101		ARM, 2.591%, 01/01/27	106
7		ARM, 2.672%, 11/01/18	7
14		ARM, 2.678%, 04/01/30	15
–	(h)	ARM, 3.126%, 01/01/20	—	(h)
4		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family, 5.000%, 12/01/16	4
217		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 4.500%, 05/01/24	234
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
989		4.500%, 10/01/40	1,068
276		5.500%, 11/01/33	308
76		6.000%, 02/01/32	87
333		6.500%, 01/01/24 - 06/01/29	379
729		7.000%, 08/01/25 - 09/01/29	827
37		7.500%, 09/01/24 - 08/01/25	41
21		8.000%, 11/01/24	23
83		8.500%, 05/01/24 - 07/01/28	95
1		9.000%, 01/01/21 - 11/01/21	1
		Federal National Mortgage Association,
1		ARM, 1.875%, 06/01/17	1
7		ARM, 1.924%, 06/01/20	8
23		ARM, 1.927%, 06/01/29	24
71		ARM, 1.953%, 11/01/27 - 11/01/40	74
2		ARM, 2.000%, 09/01/17	3
9		ARM, 2.532%, 07/01/17	9
11		ARM, 2.572%, 08/01/19	11
8		ARM, 2.875%, 01/01/29	8
3		ARM, 3.872%, 09/01/27	3
2		ARM, 6.000%, 12/01/18	2
6		ARM, 6.009%, 04/01/19	6
		Federal National Mortgage Association, 15 Year, Single Family,
2,418		4.000%, 04/01/19 - 09/01/25	2,546
517		4.500%, 03/01/19	532
107		5.500%, 03/01/18	108
315		Federal National Mortgage Association, 20 Year, Single Family, 5.000%, 11/01/23	345
		Federal National Mortgage Association, 30 Year, Single Family,
7,195		3.000%, 03/01/43 - 09/01/46	7,203
17,165		3.500%, 05/01/42 - 09/01/46	17,779
14,732		4.000%, 06/01/43 - 11/01/43	15,716
427		4.500%, 03/01/38	460
1,448		5.000%, 11/01/33	1,621
9,075		5.500%, 02/01/29 - 05/01/36	10,363
1,347		6.000%, 07/01/36	1,581
326		6.500%, 06/01/26 - 04/01/32	378
3,097		7.000%, 02/01/24 - 03/01/35	3,681
24		7.500%, 03/01/30	26
2		10.000%, 09/01/17 - 07/01/20	2
		Federal National Mortgage Association, Other,
4,886		1.321%, 12/01/25	4,882
6,500		2.810%, 04/01/25	6,520
6,486		2.973%, 05/01/26	6,547
5,949		2.974%, 06/01/27	5,858
6,500		3.100%, 01/01/26	6,643
7,333		3.117%, 01/01/22	7,627
8,896		3.259%, 01/01/22	9,293
3,000		3.300%, 11/01/26	3,087
4,335		3.765%, 12/01/25	4,625
54		6.000%, 09/01/28	61
		Government National Mortgage Association II, 30 Year, Single Family,
160		8.000%, 11/20/26 - 11/20/27	187
		Government National Mortgage Association, 30 Year, Single Family,
357		6.500%, 06/15/23 - 02/15/24	408
159		7.000%, 12/15/22 - 06/15/28	166

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
248	7.500%, 02/15/22 - 02/15/28	268
97	8.000%, 07/15/22 - 08/15/26	105
185	9.000%, 02/15/17 - 11/15/24	203
1	9.500%, 08/15/17 - 08/15/18	1

	Total Mortgage Pass-Through Securities (Cost $121,490)	123,363

U.S. Government Agency Securities — 19.1%
	Federal Farm Credit Banks,
10,000	5.750%, 05/11/26	12,502
12,824	5.750%, 12/07/28	16,578
	Federal National Mortgage Association,
30,000	Zero Coupon, 10/09/19	28,450
10,000	6.250%, 05/15/29	13,388
	Federal National Mortgage Association STRIPS,
8,000	2.375%, 10/08/27 (n)	5,767
10,000	4.448%, 05/15/30 (n)	6,396
9,200	13.794%, 05/29/26 (n)	6,929
	Residual Funding Corp. STRIPS,
18,300	1.974%, 10/15/20 (n)	17,002
57,000	2.135%, 07/15/20 (n)	53,313
5,000	2.281%, 01/15/21 (n)	4,604
60,673	3.453%, 10/15/19 (n)	58,053
15,700	4.808%, 01/15/30 (n)	10,263
5,000	14.995%, 04/15/30 (n)	3,253
15,000	Resolution Funding Corp. STRIPS, 15.520%, 04/15/28 (n)	10,494
14,740	Tennessee Valley Authority STRIPS, 5.230%, 12/15/17 (n)	14,549

	Total U.S. Government Agency Securities (Cost $241,444)	261,541

U.S. Treasury Obligations — 26.9%
	U.S. Treasury Bonds,
41,000	3.000%, 05/15/45	40,601
20,000	5.250%, 11/15/28	25,601
2,500	7.125%, 02/15/23	3,236
3,935	7.250%, 08/15/22	5,048
3,635	8.000%, 11/15/21	4,683
3,190	8.875%, 08/15/17	3,371
1,020	9.000%, 11/15/18	1,176
72,500	U.S. Treasury Coupon STRIPS, 2.086%, 05/15/20 (n)	68,607
27,500	U.S. Treasury Inflation Indexed Bonds, 1.375%, 02/15/44	31,421
	U.S. Treasury Notes,
25,000	0.625%, 05/31/17	24,997
35,000	1.625%, 02/15/26	32,787
15,000	1.625%, 05/15/26	14,020
35,000	1.875%, 09/30/17	35,302
20,000	2.000%, 08/15/25	19,422
30,000	2.625%, 11/15/20	31,055
25,000	4.250%, 11/15/17	25,795
1,020	4.750%, 08/15/17	1,048

	Total U.S. Treasury Obligations (Cost $366,167)	368,170

SHARES
Short-Term Investment — 5.7%
	Investment Company — 5.7%
77,340	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.280% (b) (l) (Cost $77,340)	77,340

	Total Investments — 100.0% (Cost $1,340,025)	1,367,652
	Other Assets in Excess of Liabilities — 0.0% (g)	147

	NET ASSETS — 100.0%	$1,367,799

Percentages indicated are based on net assets.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2016.
CMO	—	Collateralized Mortgage Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2016. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2016.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of November 30, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,118
Aggregate gross unrealized depreciation	(16,491)

Net unrealized appreciation/depreciation	$27,627

Federal income tax cost of investments	$1,340,025

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset value per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$77,340	$1,290,312	$—	$1,367,652

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended November 30, 2016.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.0% (g)
251	Countrywide Asset-Backed Certificates, Series 2004-13, Class MV8, VAR, 3.084%, 01/25/35	5
3	Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 3.092%, 09/25/34	2
1,720	Unipac IX LLC, 13.000%, 12/31/20	1,589

	Total Asset-Backed Securities (Cost $1,696)	1,596

Convertible Bonds — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
2,611	Liberty Interactive LLC, 3.750%, 02/15/30	1,563

	Specialty Retail — 0.0% (g)
2,601	Nebraska Book Holdings, Inc., 2.000% (PIK), 04/01/26 (e) (v)	407

	Total Consumer Discretionary	1,970

	Utilities — 0.0% (g)
	Independent Power & Renewable Electricity Producers — 0.0% (g)
3,500	NRG Yield, Inc., 3.250%, 06/01/20 (e)	3,369

	Total Convertible Bonds (Cost $5,096)	5,339

Corporate Bonds — 88.4%
	Consumer Discretionary — 17.1%
	Auto Components — 1.6%
	American Axle & Manufacturing, Inc.,
4,300	6.250%, 03/15/21	4,386
6,350	6.625%, 10/15/22	6,382
8,269	Cooper-Standard Automotive, Inc., 5.625%, 11/15/26 (e)	8,042
	Goodyear Tire & Rubber Co. (The),
30,860	5.000%, 05/31/26	30,629
19,210	5.125%, 11/15/23	19,618
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
3,920	4.875%, 03/15/19	3,949
11,537	5.875%, 02/01/22	11,148
4,725	6.000%, 08/01/20	4,690
	IHO Verwaltungs GmbH, (Germany),
6,420	4.125% (cash), 09/15/21 (e)	6,484
6,525	4.500% (cash), 09/15/23 (e)	6,362
5,495	4.750% (cash), 09/15/26 (e)	5,234
3,849	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	4,041
28,640	MPG Holdco I, Inc., 7.375%, 10/15/22	29,356
8,929	Tenneco, Inc., 5.375%, 12/15/24	9,197
	ZF North America Capital, Inc.,
13,519	4.000%, 04/29/20 (e)	13,992
19,699	4.500%, 04/29/22 (e)	20,339
16,441	4.750%, 04/29/25 (e)	16,482

		200,331

	Automobiles — 0.6%
	Fiat Chrysler Automobiles N.V., (Netherlands),
14,652	4.500%, 04/15/20	14,828
16,146	5.250%, 04/15/23	16,004
	Jaguar Land Rover Automotive plc, (United Kingdom),
15,269	4.125%, 12/15/18 (e)	15,574
17,753	4.250%, 11/15/19 (e)	18,197
12,400	5.625%, 02/01/23 (e)	12,788
	Motors Liquidation Co.,
50	0.684%, 06/01/49	—	(h)
973	5.250%, 03/06/32	—	(h)
47	5.250%, 10/01/51	—	(h)
34,959	6.250%, 07/15/33 (d)	—	(h)
10,255	6.750%, 05/01/28 (d)	—	(h)
246	7.250%, 04/15/41	—	(h)
284	7.250%, 07/15/41	—	(h)
548	7.250%, 02/15/52	—	(h)
404	7.375%, 05/15/48	—	(h)
6,000	7.375%, 05/23/48 (d)	—	(h)
9,300	7.400%, 09/01/25 (d)	—	(h)
25,800	7.700%, 04/15/16 (d)	—	(h)
3,415	7.750%, 03/15/36 (d)	—	(h)
12,550	8.100%, 06/15/24 (d)	—	(h)
20,000	8.250%, 07/15/23 (d)	—	(h)

		77,391

	Distributors — 0.3%
	Global Partners LP/GLP Finance Corp.,
7,245	6.250%, 07/15/22	6,847
6,000	7.000%, 06/15/23	5,730
8,798	LKQ Corp., 4.750%, 05/15/23	8,798
10,535	Performance Food Group, Inc., 5.500%, 06/01/24 (e)	10,561

		31,936

	Diversified Consumer Services — 0.2%
	Service Corp. International,
8,145	5.375%, 05/15/24	8,470
10,170	8.000%, 11/15/21	11,899

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Consumer Services — continued
10,544	ServiceMaster Co. LLC (The), 5.125%, 11/15/24 (e)	10,570

		30,939

	Hotels, Restaurants & Leisure — 3.5%
	1011778 B.C. ULC/New Red Finance, Inc., (Canada),
2,702	4.625%, 01/15/22 (e)	2,746
32,165	6.000%, 04/01/22 (e)	33,532
	Boyd Gaming Corp.,
2,035	6.375%, 04/01/26 (e)	2,122
12,393	6.875%, 05/15/23	13,245
3,355	CCM Merger, Inc., 9.125%, 05/01/19 (e)	3,481
20,268	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (d) (e)	8,310
11,222	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	11,446
5,505	Eldorado Resorts, Inc., 7.000%, 08/01/23	5,822
18,345	ESH Hospitality, Inc., 5.250%, 05/01/25 (e)	17,749
	GLP Capital LP/GLP Financing II, Inc.,
820	4.375%, 04/15/21	845
21,605	5.375%, 11/01/23	22,578
9,245	5.375%, 04/15/26	9,453
10,620	Golden Nugget, Inc., 8.500%, 12/01/21 (e)	11,124
14,030	Hilton Domestic Operating Co., Inc., 4.250%, 09/01/24 (e)	13,749
3,831	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.125%, 12/01/24 (e)	3,936
	International Game Technology plc, (United Kingdom),
3,000	6.250%, 02/15/22 (e)	3,187
26,575	6.500%, 02/15/25 (e)	28,236
12,370	Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.750%, 11/15/21 (e)	12,401
	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
11,010	5.000%, 06/01/24 (e)	11,120
10,010	5.250%, 06/01/26 (e)	10,060
10,397	Landry’s, Inc., 6.750%, 10/15/24 (e)	10,397
	MGM Resorts International,
13,083	4.625%, 09/01/26	12,462
24,665	6.000%, 03/15/23	26,515
24,080	6.625%, 12/15/21	26,307
4,635	6.750%, 10/01/20	5,075
9,615	7.750%, 03/15/22	10,985
8,908	Sabre GLBL, Inc., 5.375%, 04/15/23 (e)	9,037
	Scientific Games International, Inc.,
11,280	7.000%, 01/01/22 (e)	11,901
16,650	10.000%, 12/01/22	15,609
24,485	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	24,118
13,794	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	14,898
4,000	Six Flags Entertainment Corp., 4.875%, 07/31/24 (e)	3,880
3,000	Speedway Motorsports, Inc., 5.125%, 02/01/23	3,000
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
1,465	5.375%, 03/15/22	1,487
18,645	5.500%, 03/01/25 (e)	18,389

		419,202

	Household Durables — 1.0%
	CalAtlantic Group, Inc.,
4,195	5.375%, 10/01/22	4,279
19,655	5.875%, 11/15/24	20,196
5,659	Lennar Corp., 4.875%, 12/15/23	5,574
13,082	M/I Homes, Inc., 6.750%, 01/15/21	13,605
11,785	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	11,726
8,904	Meritage Homes Corp., 7.000%, 04/01/22	9,683
	PulteGroup, Inc.,
7,155	5.000%, 01/15/27	6,735
9,658	5.500%, 03/01/26	9,573
	Tempur Sealy International, Inc.,
1,798	5.500%, 06/15/26	1,789
14,420	5.625%, 10/15/23	14,709
	Toll Brothers Finance Corp.,
11,783	4.875%, 11/15/25	11,606
10,990	5.625%, 01/15/24	11,320

		120,795

	Internet & Direct Marketing Retail — 0.2%
	Netflix, Inc.,
7,816	4.375%, 11/15/26 (e)	7,611
1,309	5.375%, 02/01/21	1,400
12,800	5.500%, 02/15/22	13,696

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Internet & Direct Marketing Retail — continued
4,795	5.750%, 03/01/24	5,071

		27,778

	Media — 7.5%
	Altice Luxembourg S.A., (Luxembourg),
5,572	7.625%, 02/15/25 (e)	5,711
22,358	7.750%, 05/15/22 (e)	23,420
	Altice U.S. Finance I Corp.,
26,720	5.375%, 07/15/23 (e)	27,021
21,433	5.500%, 05/15/26 (e)	21,192
	AMC Entertainment Holdings, Inc.,
10,860	5.875%, 02/15/22	11,329
7,800	5.875%, 11/15/26 (e)	7,858
	AMC Networks, Inc.,
4,630	4.750%, 12/15/22	4,636
26,375	5.000%, 04/01/24	26,441
	Cablevision Systems Corp.,
28,410	8.000%, 04/15/20	30,541
3,068	8.625%, 09/15/17	3,190
13,761	Cinemark USA, Inc., 5.125%, 12/15/22	14,139
	Clear Channel Worldwide Holdings, Inc.,
12,665	Series A, 6.500%, 11/15/22	12,412
2,650	Series A, 7.625%, 03/15/20	2,478
16,950	Series B, 6.500%, 11/15/22	17,098
29,551	Series B, 7.625%, 03/15/20	29,144
	CSC Holdings LLC,
28,048	5.500%, 04/15/27 (e)	27,838
11,170	6.750%, 11/15/21	11,742
9,971	8.625%, 02/15/19	10,993
	DISH DBS Corp.,
5,625	5.875%, 07/15/22	5,822
90,646	6.750%, 06/01/21	97,445
12,852	7.750%, 07/01/26	14,185
12,947	EMI Music Publishing Group North America Holdings, Inc., 7.625%, 06/15/24 (e)	13,853
	Gray Television, Inc.,
12,865	5.125%, 10/15/24 (e)	12,029
7,730	5.875%, 07/15/26 (e)	7,380
	iHeartCommunications, Inc.,
10,817	9.000%, 12/15/19	8,518
1,365	9.000%, 03/01/21	1,007
	Lamar Media Corp.,
6,325	5.000%, 05/01/23	6,435
1,425	5.375%, 01/15/24	1,468
8,075	5.750%, 02/01/26	8,525
9,255	Liberty Interactive LLC, 8.250%, 02/01/30	9,810
12,704	LIN Television Corp., 5.875%, 11/15/22	12,895
	Live Nation Entertainment, Inc.,
17,970	4.875%, 11/01/24 (e)	17,880
7,075	5.375%, 06/15/22 (e)	7,323
13,533	Mediacom Broadband LLC/Mediacom Broadband Corp., 6.375%, 04/01/23	14,210
3,895	Nexstar Broadcasting, Inc., 6.125%, 02/15/22 (e)	3,973
8,845	Nexstar Escrow Corp., 5.625%, 08/01/24 (e)	8,757
33,585	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	34,257
	Outfront Media Capital LLC/Outfront Media Capital Corp.,
3,651	5.625%, 02/15/24	3,752
15,319	5.875%, 03/15/25	15,740
4,740	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	4,870
3,825	Quebecor, Inc., (Canada), 9.750%, 01/15/16 (d)	—	(h)
	Regal Entertainment Group,
17,300	5.750%, 03/15/22	18,165
4,975	5.750%, 02/01/25	5,000
	Sinclair Television Group, Inc.,
12,500	5.125%, 02/15/27 (e)	11,625
5,200	5.375%, 04/01/21	5,356
9,226	5.625%, 08/01/24 (e)	9,111
	Sirius XM Radio, Inc.,
12,999	4.625%, 05/15/23 (e)	12,771
18,665	5.375%, 04/15/25 (e)	18,723
10,390	5.375%, 07/15/26 (e)	10,312
4,103	5.750%, 08/01/21 (e)	4,293
	TEGNA, Inc.,
11,365	5.500%, 09/15/24 (e)	11,536
13,885	6.375%, 10/15/23	14,605
18,703	Unitymedia GmbH, (Germany), 6.125%, 01/15/25 (e)	19,030
20,335	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 5.500%, 01/15/23 (e)	20,887

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
	Univision Communications, Inc.,
23,025	5.125%, 05/15/23 (e)	22,191
22,190	5.125%, 02/15/25 (e)	21,025
18,822	6.750%, 09/15/22 (e)	19,504
20,789	Videotron Ltd., (Canada), 5.375%, 06/15/24 (e)	21,213
	WMG Acquisition Corp.,
2,505	4.875%, 11/01/24 (e)	2,480
2,160	5.000%, 08/01/23 (e)	2,160
12,129	5.625%, 04/15/22 (e)	12,493
19,439	6.750%, 04/15/22 (e)	20,362
4,625	Ziggo Bond Finance B.V., (Netherlands), 5.875%, 01/15/25 (e)	4,544
21,345	Ziggo Secured Finance B.V., (Netherlands), 5.500%, 01/15/27 (e)	20,491

		905,194

	Multiline Retail — 0.6%
34,000	Dollar Tree, Inc., 5.750%, 03/01/23	36,125
20,490	J.C. Penney Corp., Inc., 5.875%, 07/01/23 (e)	21,002
17,300	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	13,667

		70,794

	Specialty Retail — 1.4%
6,675	Caleres, Inc., 6.250%, 08/15/23	6,975
	Claire’s Stores, Inc.,
11,275	6.125%, 03/15/20 (e)	5,130
32,700	9.000%, 03/15/19 (e)	15,900
5,000	Group 1 Automotive, Inc., 5.250%, 12/15/23 (e)	4,888
11,080	Guitar Center, Inc., 6.500%, 04/15/19 (e)	9,778
4,156	Jo-Ann Stores LLC, 8.125%, 03/15/19 (e)	4,125
	L Brands, Inc.,
18,800	5.625%, 10/15/23	19,998
10,900	6.750%, 07/01/36	10,764
8,030	6.875%, 11/01/35	8,030
14,050	Party City Holdings, Inc., 6.125%, 08/15/23 (e)	14,577
16,972	Penske Automotive Group, Inc., 5.500%, 05/15/26	16,358
25,150	PetSmart, Inc., 7.125%, 03/15/23 (e)	25,747
5,060	Radio Systems Corp., 8.375%, 11/01/19 (e)	5,250
	Sally Holdings LLC/Sally Capital, Inc.,
9,950	5.500%, 11/01/23	10,348
11,150	5.625%, 12/01/25	11,568
1,700	5.750%, 06/01/22	1,762

		171,198

	Textiles, Apparel & Luxury Goods — 0.2%
	Hanesbrands, Inc.,
4,877	4.625%, 05/15/24 (e)	4,877
4,877	4.875%, 05/15/26 (e)	4,864
9,600	Levi Strauss & Co., 5.000%, 05/01/25	9,576

		19,317

	Total Consumer Discretionary	2,074,875

	Consumer Staples — 6.1%
	Beverages — 0.6%
	Constellation Brands, Inc.,
3,239	3.750%, 05/01/21	3,364
5,180	4.250%, 05/01/23	5,394
5,855	4.750%, 11/15/24	6,288
4,480	4.750%, 12/01/25	4,817
	Cott Beverages, Inc.,
22,855	5.375%, 07/01/22	22,941
14,981	6.750%, 01/01/20	15,505
12,898	DS Services of America, Inc., 10.000%, 09/01/21 (e)	14,188

		72,497

	Food & Staples Retailing — 1.8%
	Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
25,429	5.750%, 03/15/25 (e)	24,953
32,814	6.625%, 06/15/24 (e)	33,917
11,465	Ingles Markets, Inc., 5.750%, 06/15/23	11,727
	New Albertsons, Inc.,
3,978	6.625%, 06/01/28	3,570
11,882	7.450%, 08/01/29	11,258
1,500	7.750%, 06/15/26	1,492
6,116	8.000%, 05/01/31	5,933
7,899	8.700%, 05/01/30	7,899
	Rite Aid Corp.,
36,766	6.125%, 04/01/23 (e)	39,299
8,000	6.750%, 06/15/21	8,433
442	Safeway, Inc., 5.000%, 08/15/19	447
	SUPERVALU, Inc.,
12,520	6.750%, 06/01/21	12,395
49,915	7.750%, 11/15/22	49,416
5,675	Tops Holding LLC/Tops Markets II Corp., 8.000%, 06/15/22 (e)	4,895

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food & Staples Retailing — continued
8,315	U.S. Foods, Inc., 5.875%, 06/15/24 (e)	8,523

		224,157

	Food Products — 2.7%
7,217	B&G Foods, Inc., 4.625%, 06/01/21	7,361
16,703	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	16,494
15,370	Darling Ingredients, Inc., 5.375%, 01/15/22	16,004
23,679	Dean Foods Co., 6.500%, 03/15/23 (e)	24,626
2,075	FAGE International S.A./FAGE USA Dairy Industry, Inc., (Luxembourg), 5.625%, 08/15/26 (e)	2,075
	JBS USA LUX S.A./JBS USA Finance, Inc.,
5,670	5.750%, 06/15/25 (e)	5,557
29,785	5.875%, 07/15/24 (e)	29,595
52,129	7.250%, 06/01/21 (e)	53,367
17,849	8.250%, 02/01/20 (e)	18,295
	Lamb Weston Holdings, Inc.,
8,078	4.625%, 11/01/24 (e)	8,058
8,078	4.875%, 11/01/26 (e)	8,038
7,184	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	7,166
4,950	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 01/15/24	5,210
	Post Holdings, Inc.,
25,974	5.000%, 08/15/26 (e)	24,636
29,039	6.750%, 12/01/21 (e)	30,927
8,820	7.750%, 03/15/24 (e)	9,724
2,000	8.000%, 07/15/25 (e)	2,240
	Smithfield Foods, Inc.,
7,044	5.250%, 08/01/18 (e)	7,115
17,714	5.875%, 08/01/21 (e)	18,400
18,959	6.625%, 08/15/22	19,978
13,200	TreeHouse Foods, Inc., 6.000%, 02/15/24 (e)	13,728

		328,594

	Household Products — 0.4%
9,945	Central Garden & Pet Co., 6.125%, 11/15/23	10,368
	Spectrum Brands, Inc.,
20,311	5.750%, 07/15/25	21,073
9,304	6.125%, 12/15/24	9,862
8,192	6.625%, 11/15/22	8,683

		49,986

	Personal Products — 0.6%
30,644	Nature’s Bounty Co. (The), 7.625%, 05/15/21 (e)	30,222
	Prestige Brands, Inc.,
14,060	5.375%, 12/15/21 (e)	14,447
5,825	6.375%, 03/01/24 (e)	6,087
	Revlon Consumer Products Corp.,
8,363	5.750%, 02/15/21	8,311
9,189	6.250%, 08/01/24 (e)	9,074

		68,141

	Total Consumer Staples	743,375

	Energy — 10.5%
	Energy Equipment & Services — 1.9%
7,325	Archrock Partners LP/Archrock Partners Finance Corp., 6.000%, 10/01/22	6,922
8,400	CSI Compressco LP/CSI Compressco Finance, Inc., 7.250%, 08/15/22	7,728
	Ensco plc, (United Kingdom),
2,298	4.500%, 10/01/24	1,838
4,764	4.700%, 03/15/21	4,252
5,022	Parker Drilling Co., 6.750%, 07/15/22	4,055
	Precision Drilling Corp., (Canada),
9,422	5.250%, 11/15/24	8,386
5,145	6.500%, 12/15/21	5,093
16,769	Sea Trucks Group Ltd., (United Kingdom), Reg. S, 9.000%, 03/26/18 (d) (e)	5,198
3,000	SESI LLC, 7.125%, 12/15/21	2,933
	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
8,049	5.500%, 08/15/22	7,868
5,028	7.500%, 07/01/21	5,267
	Transocean, Inc., (Cayman Islands),
5,331	5.550%, 10/15/22	4,704
16,694	6.800%, 03/15/38	11,811
47,876	9.000%, 07/15/23 (e)	48,355
12,532	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	12,344
22,617	Unit Corp., 6.625%, 05/15/21	20,582
1,532	Weatherford International LLC, 6.800%, 06/15/37	1,210
	Weatherford International Ltd., (Bermuda),
5,131	4.500%, 04/15/22	4,464
5,260	5.950%, 04/15/42	3,906
11,246	6.500%, 08/01/36	8,659

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Energy Equipment & Services — continued
2,407	6.750%, 09/15/40	1,859
14,330	7.000%, 03/15/38	11,428
2,702	7.750%, 06/15/21	2,641
2,952	8.250%, 06/15/23	2,889
23,100	9.875%, 02/15/24 (e)	23,909
5,780	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23	6,214

		224,515

	Oil, Gas & Consumable Fuels — 8.6%
	Antero Resources Corp.,
36,364	5.125%, 12/01/22	36,909
19,226	5.375%, 11/01/21	19,827
10,831	6.000%, 12/01/20	11,170
	Baytex Energy Corp., (Canada),
1,254	5.125%, 06/01/21 (e)	1,082
4,694	5.625%, 06/01/24 (e)	3,931
6,025	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (e)	5,814
	Boardwalk Pipelines LP,
2,451	4.950%, 12/15/24	2,486
11,708	5.950%, 06/01/26	12,474
	California Resources Corp.,
223	5.500%, 09/15/21	144
116	6.000%, 11/15/24	71
40,922	8.000%, 12/15/22 (e)	32,942
7,491	Callon Petroleum Co., 6.125%, 10/01/24 (e)	7,678
	Cenovus Energy, Inc., (Canada),
4,785	4.450%, 09/15/42	3,936
6,664	6.750%, 11/15/39	6,999
14,050	Cheniere Corpus Christi Holdings LLC, 7.000%, 06/30/24 (e)	15,042
	Chesapeake Energy Corp.,
17,442	4.875%, 04/15/22	14,869
5,308	5.750%, 03/15/23	4,565
9,836	6.125%, 02/15/21	9,025
2,683	6.625%, 08/15/20	2,602
22,400	8.000%, 12/15/22 (e)	23,184
13,597	Citgo Holding, Inc., 10.750%, 02/15/20 (e)	14,192
14,327	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	14,542
1,150	Concho Resources, Inc., 5.500%, 10/01/22	1,192
8,470	CONSOL Energy, Inc., 5.875%, 04/15/22	8,131
	Continental Resources, Inc.,
1,724	3.800%, 06/01/24	1,595
7,623	4.500%, 04/15/23	7,413
31,337	5.000%, 09/15/22	31,259
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
1,175	6.000%, 12/15/20	1,196
9,092	6.125%, 03/01/22	9,183
8,085	6.250%, 04/01/23	8,206
	DCP Midstream Operating LP,
11,048	3.875%, 03/15/23	10,600
3,930	4.950%, 04/01/22	3,999
888	Encana Corp., (Canada), 3.900%, 11/15/21	878
	Energy Transfer Equity LP,
34,016	5.875%, 01/15/24	35,122
1,000	7.500%, 10/15/20	1,117
4,032	EnLink Midstream Partners LP, 4.850%, 07/15/26	3,960
8,048	EnLink Midstream Partners LP/EnLink Midstream Finance Corp, 7.125%, 06/01/22	8,460
	EP Energy LLC/Everest Acquisition Finance, Inc.,
4,887	6.375%, 06/15/23	3,421
10,802	7.750%, 09/01/22	7,561
9,410	8.000%, 11/29/24 (e)	9,692
36,105	9.375%, 05/01/20	30,249
	Genesis Energy LP/Genesis Energy Finance Corp.,
11,830	5.625%, 06/15/24	11,534
665	5.750%, 02/15/21	669
7,230	6.000%, 05/15/23	7,230
4,770	6.750%, 08/01/22	4,877
	Hilcorp Energy I LP/Hilcorp Finance Co.,
13,966	5.000%, 12/01/24 (e)	14,106
15,000	5.750%, 10/01/25 (e)	15,225
	Holly Energy Partners LP/Holly Energy Finance Corp.,
11,701	6.000%, 08/01/24 (e)	12,169
6,047	6.500%, 03/01/20	6,192
6,230	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	6,043

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	MEG Energy Corp., (Canada),
12,185	6.375%, 01/30/23 (e)	10,753
15,747	6.500%, 03/15/21 (e)	14,173
13,669	7.000%, 03/31/24 (e)	11,926
	Newfield Exploration Co.,
11,451	5.375%, 01/01/26	11,627
6,844	5.750%, 01/30/22	7,084
	NGL Energy Partners LP/NGL Energy Finance Corp.,
1,794	5.125%, 07/15/19	1,749
7,048	6.875%, 10/15/21	7,031
	NGPL PipeCo LLC,
11,370	7.119%, 12/15/17 (e)	11,796
11,700	9.625%, 06/01/19 (e)	12,227
	NuStar Logistics LP,
6,925	4.800%, 09/01/20	6,960
4,245	6.750%, 02/01/21	4,563
	Oasis Petroleum, Inc.,
4,804	6.500%, 11/01/21	4,852
11,746	6.875%, 03/15/22	12,098
1,025	6.875%, 01/15/23	1,051
	ONEOK, Inc.,
1,923	4.250%, 02/01/22	1,880
2,122	7.500%, 09/01/23	2,402
8,995	PBF Holding Co. LLC/PBF Finance Corp., 7.000%, 11/15/23 (e)	8,590
	Penn Virginia Corp.,
1,500	7.250%, 04/15/19 (d)	29
14,125	8.500%, 05/01/20 (d)	277
	QEP Resources, Inc.,
9,170	5.250%, 05/01/23	8,895
19,600	5.375%, 10/01/22	19,110
6,072	6.875%, 03/01/21	6,269
	Range Resources Corp.,
11,165	4.875%, 05/15/25	10,551
10,388	5.000%, 03/15/23 (e)	9,972
10,082	Rice Energy, Inc., 7.250%, 05/01/23	10,586
17,626	RSP Permian, Inc., 6.625%, 10/01/22	18,499
	SM Energy Co.,
23,700	5.000%, 01/15/24	22,337
11,750	5.625%, 06/01/25	11,280
2,862	6.500%, 11/15/21	2,898
1,599	6.500%, 01/01/23	1,607
5,708	Stone Energy Corp., 7.500%, 11/15/22	3,089
	Sunoco LP/Sunoco Finance Corp.,
800	5.500%, 08/01/20	804
15,678	6.250%, 04/15/21	15,845
13,285	6.375%, 04/01/23	13,318
11,965	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.500%, 09/15/24 (e)	11,845
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
7,804	4.250%, 11/15/23	7,355
16,030	5.125%, 02/01/25 (e)	15,820
10,000	5.250%, 05/01/23	10,025
5,550	5.375%, 02/01/27 (e)	5,481
4,513	Tesoro Corp., 5.125%, 04/01/24	4,671
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
11,120	5.250%, 01/15/25	11,273
12,805	5.875%, 10/01/20	13,220
6,685	6.125%, 10/15/21	6,994
8,000	6.250%, 10/15/22	8,560
7,660	6.375%, 05/01/24	8,254
2,691	Texas Gas Transmission LLC, 4.500%, 02/01/21 (e)	2,768
5,890	Ultra Petroleum Corp., (Canada), 6.125%, 10/01/24 (d)	5,654
7,920	W&T Offshore, Inc., 8.500%, 06/15/19	3,881
	Western Gas Partners LP,
10,185	4.650%, 07/01/26	10,304
6,860	5.375%, 06/01/21	7,320
5,254	Western Refining, Inc., 6.250%, 04/01/21	5,468
	Whiting Petroleum Corp.,
21,519	5.000%, 03/15/19	21,250
22,358	5.750%, 03/15/21	22,023
6,560	6.250%, 04/01/23	6,445
	Williams Cos., Inc. (The),
12,645	3.700%, 01/15/23	11,918
9,960	5.750%, 06/24/44	9,437
6,533	7.750%, 06/15/31	7,281
939	Series A, 7.500%, 01/15/31	1,035
	WPX Energy, Inc.,
9,865	5.250%, 09/15/24	9,606
24,551	6.000%, 01/15/22	25,157

		1,043,936

	Total Energy	1,268,451

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Financials — 4.3%
	Banks — 1.4%
	CIT Group, Inc.,
41,941	5.000%, 08/15/22	43,671
11,535	5.250%, 03/15/18	11,930
13,761	5.375%, 05/15/20	14,552
	Royal Bank of Scotland Group plc, (United Kingdom),
45,680	6.100%, 06/10/23	46,370
46,019	6.125%, 12/15/22	47,648

		164,171

	Capital Markets — 0.1%
9,292	MSCI, Inc., 5.250%, 11/15/24 (e)	9,606

	Consumer Finance — 1.3%
	Ally Financial, Inc.,
8,901	3.250%, 02/13/18	8,950
18,355	3.250%, 11/05/18	18,355
7,206	3.600%, 05/21/18	7,242
8,000	4.125%, 03/30/20	8,000
38,854	4.125%, 02/13/22	37,980
32,112	4.625%, 05/19/22	32,000
11,345	4.625%, 03/30/25	10,969
18,964	8.000%, 11/01/31	21,524
	Springleaf Finance Corp.,
5,917	7.750%, 10/01/21	5,924
10,793	8.250%, 12/15/20	11,238

		162,182

	Diversified Financial Services — 0.8%
23,188	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	17,391
20,251	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	16,150
7,730	Highland Ranch, 6.700%, 09/01/20	7,653
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
16,249	6.500%, 07/01/21	16,371
3,490	6.500%, 06/01/22	3,420
7,757	7.875%, 10/01/20	7,931
6,920	9.625%, 05/01/19	7,249
10,120	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	10,525
13,435	Speedy Cash Intermediate Holdings Corp., 10.750%, 05/15/18 (e)	12,663

		99,353

	Insurance — 0.4%
20,270	CNO Financial Group, Inc., 5.250%, 05/30/25	20,245
4,762	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	4,714
11,527	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	12,910
11,400	NFP Corp., 9.000%, 07/15/21 (e)	11,799

		49,668

	Thrifts & Mortgage Finance — 0.3%
26,329	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	25,276
11,172	Radian Group, Inc., 7.000%, 03/15/21	12,160

		37,436

	Total Financials	522,416

	Health Care — 9.1%
	Health Care Equipment & Supplies — 1.1%
	Alere, Inc.,
5,366	6.375%, 07/01/23 (e)	5,413
17,428	6.500%, 06/15/20	17,341
250	7.250%, 07/01/18	253
15,797	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	15,849
5,100	Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (e)	5,253
18,430	Hologic, Inc., 5.250%, 07/15/22 (e)	19,121
	Mallinckrodt International Finance S.A., (Luxembourg),
1,067	3.500%, 04/15/18	1,062
2,784	4.750%, 04/15/23	2,352
	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg),
10,040	4.875%, 04/15/20 (e)	9,839
9,330	5.500%, 04/15/25 (e)	7,931
24,661	5.625%, 10/15/23 (e)	22,318
10,414	5.750%, 08/01/22 (e)	9,776
8,564	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23 (e)	8,607
	Teleflex, Inc.,
5,000	4.875%, 06/01/26	4,950
9,785	5.250%, 06/15/24	9,920

		139,985

	Health Care Providers & Services — 5.9%
	Acadia Healthcare Co., Inc.,
17,455	5.625%, 02/15/23	17,193
8,830	6.500%, 03/01/24	8,786

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — continued
8,100	AMN Healthcare, Inc., 5.125%, 10/01/24 (e)	8,019
	Amsurg Corp.,
6,200	5.625%, 11/30/20	6,371
9,865	5.625%, 07/15/22	10,097
	Centene Corp.,
10,306	4.750%, 05/15/22	10,151
16,330	4.750%, 01/15/25	15,636
10,589	5.625%, 02/15/21	10,907
13,415	6.125%, 02/15/24	13,631
	CHS/Community Health Systems, Inc.,
2,061	5.125%, 08/15/18	2,010
15,665	5.125%, 08/01/21	14,167
16,409	6.875%, 02/01/22	10,953
13,871	7.125%, 07/15/20	9,779
19,750	8.000%, 11/15/19	15,553
	DaVita, Inc.,
18,915	5.000%, 05/01/25	18,442
28,138	5.125%, 07/15/24	27,786
8,500	5.750%, 08/15/22	8,819
10,150	Envision Healthcare Corp., 5.125%, 07/01/22 (e)	9,998
	Fresenius Medical Care U.S. Finance II, Inc.,
4,205	4.125%, 10/15/20 (e)	4,300
9,230	4.750%, 10/15/24 (e)	9,230
4,281	5.625%, 07/31/19 (e)	4,559
14,276	5.875%, 01/31/22 (e)	15,775
2,075	6.500%, 09/15/18 (e)	2,200
2,419	6.875%, 07/15/17	2,479
10,235	Fresenius Medical Care U.S. Finance, Inc., 5.750%, 02/15/21 (e)	11,054
11,585	HCA Holdings, Inc., 6.250%, 02/15/21	12,158
	HCA, Inc.,
11,028	3.750%, 03/15/19	11,298
9,680	4.250%, 10/15/19	9,970
12,385	4.500%, 02/15/27	11,673
11,871	5.000%, 03/15/24	11,901
16,185	5.250%, 04/15/25	16,306
12,340	5.250%, 06/15/26	12,353
41,340	5.375%, 02/01/25	40,462
10,440	5.875%, 03/15/22	11,210
19,145	5.875%, 02/15/26	19,073
11,356	6.500%, 02/15/20	12,364
21,198	7.500%, 02/15/22	23,583
25,155	Series 1, 5.875%, 05/01/23	25,847
38,711	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	33,872
1,827	inVentiv Health, Inc., 9.000%, 01/15/18 (e)	1,841
	LifePoint Health, Inc.,
3,735	5.375%, 05/01/24 (e)	3,604
9,029	5.500%, 12/01/21	9,232
39,314	MPH Acquisition Holdings LLC, 7.125%, 06/01/24 (e)	41,329
17,645	Team Health, Inc., 7.250%, 12/15/23 (e)	19,873
	Tenet Healthcare Corp.,
16,318	4.375%, 10/01/21	15,645
20,561	4.500%, 04/01/21	19,944
5,725	4.750%, 06/01/20	5,660
8,164	5.500%, 03/01/19	7,756
19,145	6.000%, 10/01/20	19,468
5,204	6.250%, 11/01/18	5,425
6,208	6.750%, 02/01/20	5,820
13,840	6.750%, 06/15/23	11,833
5,160	7.500%, 01/01/22 (e)	5,312
12,807	8.000%, 08/01/20	12,271
4,949	8.125%, 04/01/22	4,516

		709,494

	Health Care Technology — 0.5%
	Change Healthcare Holdings, Inc.,
20,170	6.000%, 02/15/21 (e)	21,029
11,853	11.000%, 12/31/19	12,268
	Quintiles IMS, Inc.,
14,095	4.875%, 05/15/23 (e)	14,370
13,185	5.000%, 10/15/26 (e)	12,987

		60,654

	Pharmaceuticals — 1.6%
14,025	Celtic Pharma Phinco B.V., (Bermuda), 17.000%, 06/15/12 (d)	1
	Concordia International Corp., (Canada),
38,285	7.000%, 04/15/23 (e)	14,548
4,916	9.000%, 04/01/22 (e)	4,523
9,500	9.500%, 10/21/22 (e)	4,133
11,763	Endo Finance LLC, 5.750%, 01/15/22 (e)	10,602
	Endo Finance LLC/Endo Finco, Inc.,
5,000	5.375%, 01/15/23 (e)	4,362
7,185	7.250%, 01/15/22 (e)	6,871

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Pharmaceuticals — continued
	Endo Ltd./Endo Finance LLC/Endo Finco, Inc., (Ireland),
17,105	6.000%, 07/15/23 (e)	15,223
8,650	6.500%, 02/01/25 (e)	7,385
	Valeant Pharmaceuticals International, Inc., (Canada),
24,825	5.375%, 03/15/20 (e)	20,791
4,383	5.500%, 03/01/23 (e)	3,222
3,910	5.625%, 12/01/21 (e)	3,011
44,612	5.875%, 05/15/23 (e)	32,985
18,058	6.375%, 10/15/20 (e)	15,259
13,985	6.750%, 08/15/21 (e)	11,677
15,985	7.000%, 10/01/20 (e)	13,827
18,223	7.250%, 07/15/22 (e)	14,943
11,237	7.500%, 07/15/21 (e)	9,495

		192,858

	Total Health Care	1,102,991

	Industrials — 9.5%
	Aerospace & Defense — 1.5%
	Arconic, Inc.,
18,585	5.125%, 10/01/24	18,957
4,866	5.400%, 04/15/21	5,140
6,943	5.870%, 02/23/22	7,368
9,851	5.900%, 02/01/27	9,999
7,034	5.950%, 02/01/37	6,724
5,495	6.150%, 08/15/20	5,922
15,659	6.750%, 01/15/28	16,659
	Bombardier, Inc., (Canada),
6,425	4.750%, 04/15/19 (e)	6,401
4,535	5.500%, 09/15/18 (e)	4,844
24,460	8.750%, 12/01/21 (e)	24,277
	Orbital ATK, Inc.,
3,485	5.250%, 10/01/21	3,594
7,230	5.500%, 10/01/23	7,465
	TransDigm, Inc.,
6,940	5.500%, 10/15/20	7,122
19,136	6.000%, 07/15/22	19,675
8,435	6.375%, 06/15/26 (e)	8,583
26,582	6.500%, 07/15/24	27,545

		180,275

	Air Freight & Logistics — 0.2%
	XPO Logistics, Inc.,
5,555	6.125%, 09/01/23 (e)	5,680
17,435	6.500%, 06/15/22 (e)	18,067

		23,747

	Airlines — 0.4%
12,300	American Airlines Group, Inc., 5.500%, 10/01/19 (e)	12,561
5,641	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	6,205
1,715	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	1,818
3,460	Delta Air Lines 2007-1 Class B Pass-Through Trust, 8.021%, 08/10/22	3,936
222	Delta Air Lines 2009-1 Series B Pass-Through Trust, 9.750%, 12/17/16	223
10,757	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	12,074
6,516	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	6,744
2,123	UAL 2007-1 Pass-Through Trust, 6.636%, 07/02/22	2,256
697	UAL 2009-2A Pass-Through Trust, 9.750%, 01/15/17	705

		46,522

	Building Products — 1.0%
11,405	Masonite International Corp., (Canada), 5.625%, 03/15/23 (e)	11,605
11,304	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	12,237
	Standard Industries, Inc.,
1,146	5.125%, 02/15/21 (e)	1,192
14,175	5.375%, 11/15/24 (e)	14,423
8,080	5.500%, 02/15/23 (e)	8,302
22,875	6.000%, 10/15/25 (e)	23,790
35,632	Summit Materials LLC/Summit Materials Finance Corp., 6.125%, 07/15/23	36,166
14,334	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	13,689

		121,404

	Commercial Services & Supplies — 2.3%
3,145	ACCO Brands Corp., 6.750%, 04/30/20	3,294
	ADT Corp. (The),
3,363	3.500%, 07/15/22	3,166
53,572	4.125%, 06/15/23	50,893
4,485	Aramark Services, Inc., 5.125%, 01/15/24	4,605
7,630	Covanta Holding Corp., 5.875%, 03/01/24	7,439
25,290	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	23,393
	Harland Clarke Holdings Corp.,
5,000	6.875%, 03/01/20 (e)	4,737

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Commercial Services & Supplies — continued
391	9.750%, 08/01/18 (e)	400
35,289	ILFC E-Capital Trust I, VAR, 4.000%, 12/21/65 (e)	30,701
32,786	ILFC E-Capital Trust II, VAR, 4.250%, 12/21/65 (e)	26,885
17,250	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.375%, 08/01/23 (e)	17,769
61,600	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.250%, 05/15/23 (e)	66,220
8,000	Quad/Graphics, Inc., 7.000%, 05/01/22	7,620
	Quebecor World Capital Corp., (Canada),
8,325	6.125%, 01/15/16 (d)	—	(h)
6,815	6.500%, 08/01/27 (d)	—	(h)
865	Quebecor World Capital ULC, (Canada), 6.125%, 01/15/16 (d)	—	(h)
	West Corp.,
11,172	4.750%, 07/15/21 (e)	11,396
19,253	5.375%, 07/15/22 (e)	18,555

		277,073

	Construction & Engineering — 0.8%
	AECOM,
14,635	5.750%, 10/15/22	15,330
44,500	5.875%, 10/15/24	46,614
28,597	MasTec, Inc., 4.875%, 03/15/23	27,953
11,857	Tutor Perini Corp., 7.625%, 11/01/18	11,857

		101,754

	Electrical Equipment — 0.8%
23,565	Cortes NP Acquisition Corp., 9.250%, 10/15/24 (e)	23,859
17,890	EnerSys, 5.000%, 04/30/23 (e)	17,935
	Novelis Corp.,
17,695	5.875%, 09/30/26 (e)	17,673
17,545	6.250%, 08/15/24 (e)	18,159
	Sensata Technologies B.V., (Netherlands),
11,128	4.875%, 10/15/23 (e)	11,434
3,520	5.000%, 10/01/25 (e)	3,467
2,101	5.625%, 11/01/24 (e)	2,190
5,780	Wise Metals Group LLC/Wise Alloys Finance Corp., 8.750%, 12/15/18 (e)	5,997

		100,714

	Machinery — 0.7%
12,887	ATS Automation Tooling Systems, Inc., (Canada), 6.500%, 06/15/23 (e)	13,338
19,636	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	18,851
	Bluewater Holding B.V., (Netherlands),
31,500	Reg. S, 10.000%, 12/10/19 (e)	18,900
8,875	Briggs & Stratton Corp., 6.875%, 12/15/20	9,740
16,745	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	17,038
	Oshkosh Corp.,
3,850	5.375%, 03/01/22	4,013
5,796	5.375%, 03/01/25	5,970

		87,850

	Marine — 0.1%
13,176	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	10,706
26,212	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21 (d)	5,242

		15,948

	Professional Services — 0.1%
5,163	IHS Markit Ltd., (Bermuda), 5.000%, 11/01/22 (e)	5,299

	Road & Rail — 0.2%
	Ashtead Capital, Inc.,
8,051	5.625%, 10/01/24 (e)	8,373
14,610	6.500%, 07/15/22 (e)	15,286

		23,659

	Trading Companies & Distributors — 1.4%
18,300	Ahern Rentals, Inc., 7.375%, 05/15/23 (e)	14,547
	Aircastle Ltd., (Bermuda),
8,902	5.125%, 03/15/21	9,369
9,225	5.500%, 02/15/22	9,686
10,719	7.625%, 04/15/20	12,046
11,184	H&E Equipment Services, Inc., 7.000%, 09/01/22	11,771
20,689	HD Supply, Inc., 5.750%, 04/15/24 (e)	21,154
	United Rentals North America, Inc.,
7,850	4.625%, 07/15/23	8,086
7,595	5.500%, 07/15/25	7,652
25,125	5.750%, 11/15/24	26,004
15,440	5.875%, 09/15/26	15,787
8,488	6.125%, 06/15/23	8,925
10,890	Univar USA, Inc., 6.750%, 07/15/23 (e)	11,081
13,240	WESCO Distribution, Inc., 5.375%, 06/15/24 (e)	13,240

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Trading Companies & Distributors — continued

		169,348

	Total Industrials	1,153,593

	Information Technology — 5.6%
	Communications Equipment — 0.8%
21,877	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	22,916
	Avaya, Inc.,
11,056	7.000%, 04/01/19 (e)	9,619
5,645	10.500%, 03/01/21 (e)	2,653
6,818	10.500%, 03/01/21	3,205
7,007	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	7,296
	CommScope, Inc.,
2,513	4.375%, 06/15/20 (e)	2,570
10,830	5.000%, 06/15/21 (e)	10,965
11,781	5.500%, 06/15/24 (e)	12,059
14,524	Goodman Networks, Inc., 12.125%, 07/01/18	5,955
	Nokia OYJ, (Finland),
6,517	5.375%, 05/15/19	6,826
6,936	6.625%, 05/15/39	7,179
7,150	Plantronics, Inc., 5.500%, 05/31/23 (e)	7,168

		98,411

	Electronic Equipment, Instruments & Components — 0.3%
10,130	Anixter, Inc., 5.500%, 03/01/23	10,459
	Belden, Inc.,
5,030	5.250%, 07/15/24 (e)	5,043
5,650	5.500%, 09/01/22 (e)	5,763
	CDW LLC/CDW Finance Corp.,
8,492	5.000%, 09/01/23	8,534
8,001	5.500%, 12/01/24	8,201
2,695	6.000%, 08/15/22	2,857

		40,857

	Internet Software & Services — 0.1%
4,800	Match Group, Inc., 6.375%, 06/01/24	5,076
2,933	VeriSign, Inc., 5.250%, 04/01/25	3,028

		8,104

	IT Services — 0.9%
	Alliance Data Systems Corp.,
9,550	5.375%, 08/01/22 (e)	9,120
5,475	5.875%, 11/01/21 (e)	5,489
	First Data Corp.,
24,574	5.000%, 01/15/24 (e)	24,789
7,131	5.375%, 08/15/23 (e)	7,380
24,775	5.750%, 01/15/24 (e)	25,085
5,370	6.750%, 11/01/20 (e)	5,571
31,908	7.000%, 12/01/23 (e)	33,404

		110,838

	Semiconductors & Semiconductor Equipment — 1.1%
9,095	Advanced Micro Devices, Inc., 7.000%, 07/01/24	9,186
2,499	Entegris, Inc., 6.000%, 04/01/22 (e)	2,599
	Micron Technology, Inc.,
15,555	5.250%, 08/01/23 (e)	15,360
4,815	5.250%, 01/15/24 (e)	4,707
4,936	5.500%, 02/01/25	4,850
5,558	5.625%, 01/15/26 (e)	5,419
5,448	5.875%, 02/15/22	5,639
5,206	7.500%, 09/15/23 (e)	5,727
5,700	Microsemi Corp., 9.125%, 04/15/23 (e)	6,598
	NXP B.V./NXP Funding LLC, (Netherlands),
10,909	4.125%, 06/15/20 (e)	11,346
20,027	4.125%, 06/01/21 (e)	20,878
11,426	4.625%, 06/15/22 (e)	12,083
2,430	5.750%, 02/15/21 (e)	2,521
1,795	5.750%, 03/15/23 (e)	1,898
9,520	Qorvo, Inc., 6.750%, 12/01/23	10,270
6,367	Sensata Technologies UK Financing Co. plc, (United Kingdom), 6.250%, 02/15/26 (e)	6,669
13,030	Versum Materials, Inc., 5.500%, 09/30/24 (e)	13,290

		139,040

	Software — 1.1%
23,474	Camelot Finance S.A., (Luxembourg), 7.875%, 10/15/24 (e)	24,017
13,495	Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden U.S. Ho, 10.000%, 11/30/24 (e)	14,136
4,481	Inception Merger Sub, Inc./Rackspace Hosting, Inc., 8.625%, 11/15/24 (e)	4,481
	Infor U.S., Inc.,
12,295	5.750%, 08/15/20 (e)	12,879
17,462	6.500%, 05/15/22	17,986
7,073	Informatica LLC, 7.125%, 07/15/23 (e)	6,649
10,577	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	10,815

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Software — continued
	Open Text Corp., (Canada),
7,385	5.625%, 01/15/23 (e)	7,514
7,211	5.875%, 06/01/26 (e)	7,500
15,995	Solera LLC/Solera Finance, Inc., 10.500%, 03/01/24 (e)	17,674
4,630	SS&C Technologies Holdings, Inc., 5.875%, 07/15/23	4,722

		128,373

	Technology Hardware, Storage & Peripherals — 1.3%
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
135	3.480%, 06/01/19 (e)	138
6,868	4.420%, 06/15/21 (e)	7,064
20,333	5.450%, 06/15/23 (e)	21,188
16,498	5.875%, 06/15/21 (e)	17,387
20,333	6.020%, 06/15/26 (e)	21,290
14,875	7.125%, 06/15/24 (e)	16,240
24,741	Diebold, Inc., 8.500%, 04/15/24	25,867
7,379	EMC Corp., 2.650%, 06/01/20	7,069
	NCR Corp.,
3,142	5.000%, 07/15/22	3,142
2,730	6.375%, 12/15/23	2,873
	Western Digital Corp.,
10,942	7.375%, 04/01/23 (e)	11,817
15,432	10.500%, 04/01/24 (e)	17,863

		151,938

	Total Information Technology	677,561

	Materials — 9.8%
	Chemicals — 2.5%
5,000	Ashland LLC, 6.875%, 05/15/43	5,125
9,950	Axalta Coating Systems LLC, 4.875%, 08/15/24 (e)	9,900
	Blue Cube Spinco, Inc.,
27,175	9.750%, 10/15/23	31,931
42,810	10.000%, 10/15/25	50,944
	CF Industries, Inc.,
4,502	3.400%, 12/01/21 (e)	4,460
5,473	4.500%, 12/01/26 (e)	5,366
4,345	4.950%, 06/01/43	3,443
15,125	5.150%, 03/15/34	12,705
5,655	5.375%, 03/15/44	4,510
43,185	CVR Partners LP/CVR Nitrogen Finance Corp., 9.250%, 06/15/23 (e)	42,753
15,349	GCP Applied Technologies, Inc., 9.500%, 02/01/23 (e)	17,383
58,075	Hexion, Inc., 6.625%, 04/15/20	49,944
9,310	Momentive Performance Materials, Inc., 8.875%, 10/15/20 (d)	—	(h)
10,435	NOVA Chemicals Corp., (Canada), 5.250%, 08/01/23 (e)	10,464
6,050	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	6,186
27,838	PolyOne Corp., 5.250%, 03/15/23	27,699
12,000	Scotts Miracle-Gro Co. (The), 6.000%, 10/15/23 (e)	12,690
5,690	Valvoline, Inc., 5.500%, 07/15/24 (e)	5,875

		301,378

	Construction Materials — 1.1%
	Cemex Finance LLC,
3,329	6.000%, 04/01/24 (e)	3,312
15,730	9.375%, 10/12/22 (e)	17,048
	Cemex S.A.B. de C.V., (Mexico),
24,380	5.700%, 01/11/25 (e)	23,588
35,504	6.125%, 05/05/25 (e)	34,971
37,003	7.750%, 04/16/26 (e)	39,454
11,896	U.S. Concrete, Inc., 6.375%, 06/01/24	12,402

		130,775

	Containers & Packaging — 1.5%
7,000	Ardagh Packaging Finance plc/Ardagh Holdings U.S.A., Inc., (Ireland), 4.625%, 05/15/23 (e)	6,912
	Ball Corp.,
4,991	4.000%, 11/15/23	4,888
5,000	5.000%, 03/15/22	5,262
11,740	5.250%, 07/01/25	12,217
	Berry Plastics Corp.,
20,950	5.125%, 07/15/23	21,133
7,000	5.500%, 05/15/22	7,280
	Cascades, Inc., (Canada),
4,740	5.500%, 07/15/22 (e)	4,805
7,655	5.750%, 07/15/23 (e)	7,722
3,085	Constar International, Inc., 11.000%, 12/31/17 (d)	324
9,985	Crown Americas LLC/Crown Americas Capital Corp. V, 4.250%, 09/30/26 (e)	9,536
	Graphic Packaging International, Inc.,
7,745	4.750%, 04/15/21	8,152
3,230	4.875%, 11/15/22	3,335
	Owens-Brockway Glass Container, Inc.,
5,890	5.000%, 01/15/22 (e)	6,008
10,403	5.375%, 01/15/25 (e)	10,442

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Containers & Packaging — continued
4,350	5.875%, 08/15/23 (e)	4,546
1,802	6.375%, 08/15/25 (e)	1,903
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
10,695	5.125%, 07/15/23 (e)	10,802
12,385	5.750%, 10/15/20	12,741
8,167	6.875%, 02/15/21	8,411
1,318	8.250%, 02/15/21	1,361
	Sealed Air Corp.,
27,767	5.125%, 12/01/24 (e)	28,184
10,344	5.250%, 04/01/23 (e)	10,706

		186,670

	Metals & Mining — 4.4%
16,255	AK Steel Corp., 7.500%, 07/15/23	17,677
11,567	Alcoa Nederland Holding B.V., (Netherlands), 6.750%, 09/30/24 (e)	12,406
	Aleris International, Inc.,
1,203	7.875%, 11/01/20	1,180
9,900	9.500%, 04/01/21 (e)	10,618
	Anglo American Capital plc, (United Kingdom),
16,100	4.125%, 04/15/21 (e)	16,140
10,922	4.125%, 09/27/22 (e)	10,949
1,968	4.450%, 09/27/20 (e)	2,012
25,315	4.875%, 05/14/25 (e)	25,695
	ArcelorMittal, (Luxembourg),
19,067	6.125%, 06/01/25	20,783
69,593	7.250%, 02/25/22	78,097
2,900	7.750%, 03/01/41	2,979
5,270	8.000%, 10/15/39	5,573
18,487	Coeur Mining, Inc., 7.875%, 02/01/21	19,180
17,188	Commercial Metals Co., 4.875%, 05/15/23	17,214
	Freeport-McMoRan, Inc.,
17,255	3.100%, 03/15/20	16,953
17,745	3.550%, 03/01/22	16,812
39,610	3.875%, 03/15/23	37,011
5,129	4.000%, 11/14/21	5,026
1,776	5.400%, 11/14/34	1,554
30,704	5.450%, 03/15/43	26,252
17,486	Hecla Mining Co., 6.875%, 05/01/21	17,814
12,142	HudBay Minerals, Inc., (Canada), 9.500%, 10/01/20	12,779
5,550	Kaiser Aluminum Corp., 5.875%, 05/15/24	5,730
	Lundin Mining Corp., (Canada),
10,080	7.500%, 11/01/20 (e)	10,745
11,280	7.875%, 11/01/22 (e)	12,183
	New Gold, Inc., (Canada),
7,191	6.250%, 11/15/22 (e)	7,227
4,261	7.000%, 04/15/20 (e)	4,378
7,244	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 05/01/22 (e)	7,298
	Steel Dynamics, Inc.,
6,100	5.000%, 12/15/26 (e)	6,130
5,850	5.125%, 10/01/21	6,099
7,600	5.250%, 04/15/23	7,885
12,330	5.500%, 10/01/24	13,039
8,892	6.375%, 08/15/22	9,359
	Teck Resources Ltd., (Canada),
8,250	3.000%, 03/01/19	8,188
9,070	4.750%, 01/15/22	9,184
8,060	5.400%, 02/01/43	7,294
14,925	6.000%, 08/15/40	14,477
8,704	6.125%, 10/01/35	8,706
1,920	8.000%, 06/01/21 (e)	2,107
7,421	8.500%, 06/01/24 (e)	8,664
10,885	United States Steel Corp., 8.375%, 07/01/21 (e)	12,110

		535,507

	Paper & Forest Products — 0.3%
	Clearwater Paper Corp.,
6,395	4.500%, 02/01/23	6,235
6,719	5.375%, 02/01/25 (e)	6,669
15,936	Hardwoods Acquisition, Inc., 7.500%, 08/01/21 (e)	12,470
6,530	NWH Escrow Corp., 7.500%, 08/01/21 (e)	5,077

		30,451

	Total Materials	1,184,781

	Real Estate — 0.8%
	Equity Real Estate Investment Trusts (REITs) — 0.8%
11,236	Communications Sales & Leasing, Inc./CSL Capital LLC, 6.000%, 04/15/23 (e)	11,657
11,555	DuPont Fabros Technology LP, 5.875%, 09/15/21	12,061
	Equinix, Inc.,
2,065	4.875%, 04/01/20	2,117

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Equity Real Estate Investment Trusts (REITs) — continued
7,608	5.375%, 01/01/22	7,931
18,333	5.375%, 04/01/23	18,814
4,294	5.750%, 01/01/25	4,428
4,601	5.875%, 01/15/26	4,774
	Iron Mountain, Inc.,
14,029	5.750%, 08/15/24	14,236
10,396	6.000%, 10/01/20 (e)	10,942
4,230	MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc., 5.625%, 05/01/24 (e)	4,431

	Total Real Estate	91,391

	Telecommunication Services — 11.5%
	Diversified Telecommunication Services — 7.7%
	Altice Financing S.A., (Luxembourg),
10,515	6.500%, 01/15/22 (e)	10,870
18,292	6.625%, 02/15/23 (e)	18,566
22,385	7.500%, 05/15/26 (e)	22,759
	CCO Holdings LLC/CCO Holdings Capital Corp.,
10,128	5.500%, 05/01/26 (e)	10,229
40,355	5.750%, 02/15/26 (e)	41,465
84,963	5.875%, 04/01/24 (e)	89,955
8,311	Cincinnati Bell, Inc., 7.000%, 07/15/24 (e)	8,706
10,134	Consolidated Communications, Inc., 6.500%, 10/01/22	9,830
132,712	Embarq Corp., 7.995%, 06/01/36	127,417
	Frontier Communications Corp.,
37,985	6.250%, 09/15/21	35,635
28,581	8.500%, 04/15/20	29,689
31,329	9.250%, 07/01/21	32,112
29,001	10.500%, 09/15/22	29,871
34,892	11.000%, 09/15/25	34,979
	Hughes Satellite Systems Corp.,
24,458	5.250%, 08/01/26	23,143
7,496	6.625%, 08/01/26	7,215
	Intelsat Jackson Holdings S.A., (Luxembourg),
19,831	5.500%, 08/01/23	12,940
10,020	7.250%, 04/01/19	7,866
15,080	7.250%, 10/15/20	10,989
22,225	8.000%, 02/15/24 (e)	22,392
12,018	Intelsat Luxembourg S.A., (Luxembourg), 7.750%, 06/01/21	4,161
	Level 3 Financing, Inc.,
8,658	5.125%, 05/01/23	8,647
13,044	5.250%, 03/15/26 (e)	12,816
9,055	5.375%, 01/15/24	9,100
17,282	5.375%, 05/01/25	17,196
15,676	5.625%, 02/01/23	15,911
	Qwest Capital Funding, Inc.,
7,892	6.875%, 07/15/28	7,142
20,558	7.750%, 02/15/31	19,479
5,575	Qwest Corp., 7.250%, 09/15/25	5,996
	SBA Communications Corp.,
13,205	4.875%, 07/15/22	13,216
3,580	4.875%, 09/01/24 (e)	3,464
	SFR Group S.A., (France),
50,605	6.000%, 05/15/22 (e)	50,985
11,702	6.250%, 05/15/24 (e)	11,570
14,242	7.375%, 05/01/26 (e)	14,206
	Sprint Capital Corp.,
5,540	6.875%, 11/15/28	5,329
9,285	6.900%, 05/01/19	9,679
29,561	8.750%, 03/15/32	31,039
11,965	UPCB Finance IV Ltd., (Cayman Islands), 5.375%, 01/15/25 (e)	11,793
	Virgin Media Finance plc, (United Kingdom),
9,250	5.250%, 02/15/22	8,186
18,422	6.375%, 04/15/23 (e)	18,825
	Virgin Media Secured Finance plc, (United Kingdom),
3,000	5.250%, 01/15/26 (e)	2,902
8,969	5.375%, 04/15/21 (e)	9,250
	Wind Acquisition Finance S.A., (Luxembourg),
2,741	4.750%, 07/15/20 (e)	2,741
7,010	7.375%, 04/23/21 (e)	7,150
	Windstream Services LLC,
4,903	7.500%, 06/01/22	4,632
6,606	7.500%, 04/01/23	6,143
1,250	7.750%, 10/01/21	1,244
	Zayo Group LLC/Zayo Capital, Inc.,
16,900	6.000%, 04/01/23	17,618
5,525	6.375%, 05/15/25	5,760

		922,808

	Wireless Telecommunication Services — 3.8%
22,219	SoftBank Group Corp., (Japan), 4.500%, 04/15/20 (e)	22,663

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Wireless Telecommunication Services — continued
	Sprint Communications, Inc.,
6,529	6.000%, 12/01/16	6,529
23,125	7.000%, 03/01/20 (e)	24,874
22,520	7.000%, 08/15/20	23,364
1,805	8.375%, 08/15/17	1,878
37,611	9.000%, 11/15/18 (e)	41,278
3,596	9.125%, 03/01/17	3,651
4,305	9.250%, 04/15/22	4,789
5,758	11.500%, 11/15/21	6,881
	Sprint Corp.,
31,076	7.125%, 06/15/24	30,843
17,249	7.250%, 09/15/21	17,680
47,130	7.625%, 02/15/25	47,896
23,004	7.875%, 09/15/23	23,752
15,446	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.360%, 09/20/21 (e)	15,484
	T-Mobile USA, Inc.,
2,836	5.250%, 09/01/18	2,881
7,620	6.000%, 03/01/23	7,982
18,525	6.000%, 04/15/24	19,451
14,660	6.125%, 01/15/22	15,352
12,564	6.250%, 04/01/21	13,098
16,845	6.375%, 03/01/25	18,003
5,562	6.500%, 01/15/24	5,943
11,207	6.500%, 01/15/26	12,104
8,204	6.625%, 11/15/20	8,389
15,587	6.625%, 04/01/23	16,517
15,458	6.633%, 04/28/21	16,134
35,521	6.731%, 04/28/22	37,114
17,390	6.836%, 04/28/23	18,455

		462,985

	Total Telecommunication Services	1,385,793

	Utilities — 4.1%
	Electric Utilities — 0.3%
23,018	Terraform Global Operating LLC, 9.750%, 08/15/22 (e)	24,571
	Texas Competitive Electric Holdings Co. LLC,
83,215	8.500%, 05/01/20 (d)	3,079
70,354	8.500%, 05/01/20 (d)	2,603
15,375	11.500%, 10/01/20 (d)	569

		30,822

	Gas Utilities — 1.4%
12,275	AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	12,889
	AmeriGas Partners LP/AmeriGas Finance Corp.,
5,357	5.625%, 05/20/24	5,290
5,356	5.875%, 08/20/26	5,328
6,514	Ferrellgas LP/Ferrellgas Finance Corp., 6.750%, 06/15/23	6,058
5,833	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 05/15/23	5,731
	Rose Rock Midstream LP/Rose Rock Finance Corp.,
6,565	5.625%, 07/15/22	6,302
6,417	5.625%, 11/15/23	6,096
	Sabine Pass Liquefaction LLC,
30,640	5.625%, 03/01/25	31,942
15,244	5.625%, 02/01/21	16,197
43,510	5.625%, 04/15/23	45,685
9,090	5.750%, 05/15/24	9,590
14,402	5.875%, 06/30/26 (e)	15,176
1,803	6.250%, 03/15/22	1,943

		168,227

	Independent Power & Renewable Electricity Producers — 2.4%
	AES Corp.,
3,000	4.875%, 05/15/23	2,910
20,000	5.500%, 03/15/24	19,700
10,165	5.500%, 04/15/25	9,885
4,000	6.000%, 05/15/26	3,930
	Calpine Corp.,
16,308	5.250%, 06/01/26 (e)	15,941
10,700	5.500%, 02/01/24	10,219
9,821	5.750%, 01/15/25	9,379
21,000	5.875%, 01/15/24 (e)	21,971
	Dynegy, Inc.,
29,544	5.875%, 06/01/23	25,777
6,000	7.375%, 11/01/22	5,700
11,750	7.625%, 11/01/24	10,810
9,770	8.000%, 01/15/25 (e)	8,989
32,044	GenOn Energy, Inc., 9.875%, 10/15/20	21,469
	NRG Energy, Inc.,
14,220	6.250%, 05/01/24	13,758
10,000	6.625%, 03/15/23	9,950
19,946	6.625%, 01/15/27 (e)	18,450

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Independent Power & Renewable Electricity Producers — continued
	NRG Yield Operating LLC,
16,850	5.000%, 09/15/26	15,966
21,760	5.375%, 08/15/24	21,651
	Talen Energy Supply LLC,
7,603	4.625%, 07/15/19 (e)	7,232
10,579	6.500%, 06/01/25	8,358
	TerraForm Power Operating LLC,
15,357	SUB, 6.375%, 02/01/23 (e)	15,707
12,640	SUB, 6.625%, 06/15/25 (e)	13,114

		290,866

	Total Utilities	489,915

	Total Corporate Bonds (Cost $10,719,257)	10,695,142

Preferred Securities — 0.8% (x)
	Financials — 0.8%
	Banks — 0.8%
21,548	Bank of America Corp., Series AA, VAR, 6.100%, 03/17/25	21,559
22,680	Barclays plc, (United Kingdom), VAR, 8.250%, 12/15/18	23,074
	Citigroup, Inc.,
13,720	Series R, VAR, 6.125%, 11/15/20	14,200
7,910	Series T, VAR, 6.250%, 08/15/26	8,128
10,770	Credit Agricole S.A., (France), VAR, 8.125%, 12/23/25 (e)	11,156
	Royal Bank of Scotland Group plc, (United Kingdom),
5,292	VAR, 7.500%, 08/10/20	4,776
4,790	VAR, 8.625%, 08/15/21	4,712
4,835	Societe Generale S.A., (France), VAR, 7.375%, 09/13/21 (e)	4,654

	Total Preferred Securities (Cost $91,970)	92,259

SHARES
Common Stocks — 0.4%
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
–(h)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a) (e)	903

	Specialty Retail — 0.0% (g)
116	Nebraska Book Holdings, Inc. (a)	4

	Total Consumer Discretionary	907

	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
214	Penn Virginia Corp. (a)	9,197

	Total Energy	9,197

	Financials — 0.0% (g)
	Diversified Financial Services — 0.0% (g)
9,055	Adelphia Recovery Trust (a)	—	(h)

	Insurance — 0.0% (g)
7,076	ACC Claims Holdings LLC (a)	71

	Total Financials	71

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
58	Constar International, Inc., Class A (a)	—	(h)

	Telecommunication Services — 0.0% (g)
	Wireless Telecommunication Services — 0.0% (g)
1,491	NII Holdings, Inc. (a)	2,534

	Utilities — 0.3%
	Electric Utilities — 0.3%
2,797	Vistra Energy Corp. (a)	39,016

	Independent Power & Renewable Electricity Producers — 0.0% (g)
100	Dynegy, Inc. (a)	865

	Total Utilities	39,881

	Total Common Stocks (Cost $78,309)	52,590

Preferred Stocks — 0.4%
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
1	Spanish Broadcasting System, Inc., Series B, 10.750%, 01/03/17 ($1,000 par value) @	542

	Financials — 0.4%
	Consumer Finance — 0.1%
260	GMAC Capital Trust I, Series 2, VAR, 6.691%, 02/15/40 ($25 par value)	6,539

	Insurance — 0.3%
308	Hartford Financial Services Group, Inc. (The), VAR, 7.875%, 04/15/42 ($25 par value)	8,853

34	XLIT Ltd., (Cayman Islands), Series D, VAR, 4.000%, 01/03/17 ($1,000 par value) @	26,323

		35,176

	Total Financials	41,715

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — continued
	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
6	Constar International, Inc., Class A	—	(h)

	Total Preferred Stocks (Cost $43,319)	42,257

PRINCIPAL AMOUNT($)
Loan Assignments — 5.9%
	Consumer Discretionary — 1.4%
	Automobiles — 0.1%
4,466	Chrysler Group LLC, Term Loan B, VAR, 3.500%, 05/24/17	4,470
6,351	Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18	6,359

		10,829

	Hotels, Restaurants & Leisure — 0.3%
13,235	Graton Economic Development Authority, Incremental Term B Loan, VAR, 4.750%, 09/01/22	13,276
10,942	Intrawest Operations Group LLC, Initial Term Loan, VAR, 4.500%, 12/09/20 ^	11,021
6,917	Landry’s, Inc., 1st Lien Term Loan, VAR, 4.000%, 09/22/23	6,953
5,895	Scientific Games Corp., Initial Term Loan, VAR, 6.000%, 10/18/20	5,955

		37,205

	Leisure Products — 0.3%
14,900	Delta 2 Sarl, 2nd Lien Facility, (Luxembourg), VAR, 7.750%, 07/29/22	14,962
17,670	Delta 2 Sarl, USD Facility B-3, VAR, 4.750%, 07/30/21	17,758
8,320	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	7,686

		40,406

	Media — 0.6%
2,789	Entravision Communications Corp., Tranche B Term Loan, VAR, 3.500%, 05/31/20	2,781
8,285	Gray Television, Inc., Initial Term Loan, VAR, 3.938%, 06/13/21	8,337
37,355	iHeartCommunications, Inc., Term Loan D, VAR, 7.356%, 01/30/19	28,915
20,104	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 8.106%, 07/30/19	15,545
10,867	Media General, Inc., Term B Loan, VAR, 4.000%, 07/31/20	10,866
3,149	MTL Publishing LLC, Term B-4 Loan, 3.282%, 08/22/22	3,154
5,940	Tribune Media Co., Term Loan B, VAR, 3.750%, 12/27/20	5,955

		75,553

	Specialty Retail — 0.1%
10,656	J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21	6,833

	Total Consumer Discretionary	170,826

	Consumer Staples — 0.5%
	Food & Staples Retailing — 0.3%
29,847	Albertson’s LLC, 2016-1 Term Loan B-5, VAR, 4.750%, 12/21/22	29,918
10,119	SUPERVALU, Inc., Term Loan B, VAR, 5.500%, 03/21/19	10,148

		40,066

	Food Products — 0.1%
3,804	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.610%, 11/01/18	3,812
3,628	Hearthside Group Holdings LLC, Term Loan, VAR, 4.500%, 06/02/21	3,637
3,796	Pinnacle Foods Finance LLC, Fourth Amendment Tranche I Term Loan, VAR, 3.334%, 01/13/23	3,827

		11,276

	Personal Products — 0.1%
8,238	Revlon Consumer Products Corp., Term Loan B, VAR, 4.250%, 09/07/23	8,245

	Total Consumer Staples	59,587

	Energy — 1.5%
	Energy Equipment & Services — 0.0% (g)
3,292	Floatel International Ltd., Initial Term Loan, (Bermuda), VAR, 6.000%, 06/27/20	2,532
	Oil, Gas & Consumable Fuels — 1.5%
2,716	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	2,703
20,272	California Resources Corp., 1st Lien Second Out Term Loan, VAR, 11.375%, 08/05/21 ^	22,046
26,978	Chesapeake Energy Corp., 1st Lien Last Out, VAR, 8.500%, 08/15/21 ^	28,816
28,866	EP Energy LLC/Everest Acquisition LLC., 2nd Lien Term Loan, VAR, 9.750%, 06/30/21 ^	29,209
9,160	Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20 (d)	5,106

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Oil, Gas & Consumable Fuels — continued
56,740	Gulf Finance LLC, 1st Lien Term Loan B, VAR, 6.250%, 07/27/23	55,794
8,895	MEG Energy Corp., Incremental Term Loan, (Canada), VAR, 3.750%, 03/31/20	8,358
6,381	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20 (d)	5,998
5,657	Sabine Oil & Gas Corp., Term Loan, VAR, 12.000%, 12/31/18 (d) ^	162
15,242	Western Refining, Inc., 1st Lien Term Loan B, VAR, 5.500%, 06/23/23	15,242

		173,434

	Total Energy	175,966

	Financials — 0.1%
	Consumer Finance — 0.1%
14,557	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	14,193

	Health Care — 0.1%
	Pharmaceuticals — 0.1%
19,333	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.250%, 10/21/21	16,182

	Industrials — 0.4%
	Air Freight & Logistics — 0.1%
7,685	XPO Logistics, Inc., Term loan, VAR, 4.250%, 10/31/21	7,757
	Electrical Equipment — 0.1%
11,131	Cortes NP Acquisition Corp., 1st LienTerm Loan B, VAR, 6.000%, 09/26/23 ^	11,013
	Industrial Conglomerates — 0.0% (g)
2,073	Autoparts Holdings Ltd., Term Loan, VAR, 7.000%, 07/29/17	2,049
	Machinery — 0.1%
17,063	Onex Wizard Acquisition Co. II S.C.A., Initial Dollar Term Loan, (Luxembourg), VAR, 4.000%, 03/11/22	17,120
	Marine — 0.1%
2,583	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21	1,845
7,135	Shelf Drilling Holdings Ltd., Term Loan, (Cayman Islands), VAR, 10.000%, 10/08/18 (d)	4,923

		6,768

	Total Industrials	44,707

	Information Technology — 0.9%
	Communications Equipment — 0.2%
4,075	Avaya, Inc., Term Loan B-3 Extending Tranche, VAR, 5.390%, 10/26/17	3,592
8,660	Avaya, Inc., Term Loan B-6, VAR, 6.500%, 03/31/18	7,560
18,440	Avaya, Inc., Term Loan B-7, VAR, 6.250%, 05/29/20	15,966

		27,118

	Internet Software & Services — 0.1%
5,045	Genesys Telecommunications Laboratories, Inc., Term Loan B, VAR, 6.250%, 11/17/23 ^	5,070
3,012	Solar Winds Holdings, Inc., 1st Lien Term loan, VAR, 5.500%, 02/03/23	3,032

		8,102

	IT Services — 0.3%
7,570	Dell Software Group, Term Loan, VAR, 7.000%, 09/15/22	7,566
4,138	First Data Corp., 2022 New Dollar Term Loan, VAR, 4.334%, 07/08/22	4,156
22,738	First Data Corp., Term Loan, VAR, 3.584%, 03/24/21	22,827

		34,549

	Semiconductors & Semiconductor Equipment — 0.3%
17,468	Avago Technologies, Term A-2 Loan, (Singapore), VAR, 3.538%, 02/01/23	17,628
11,031	Microsemi Corp., Closing Date Term B Loan, VAR, 3.750%, 01/15/23 ^	11,093
2,701	NXP B.V./NXP Funding LLC, Tranche F Loan, (Netherlands), VAR, 3.405%, 12/07/20	2,709
6,252	ON Semiconductor Corp., 1st Lien Term Loan B, VAR, 3.783%, 03/31/23	6,291

		37,721

	Software — 0.0% (g)
5,984	Infor U.S., Inc., Tranche B-5 Term Loan, VAR, 3.750%, 06/03/20	5,971

	Total Information Technology	113,461

	Materials — 0.2%
	Containers & Packaging — 0.1%
937	Ardagh Holdings USA, Inc., New Term Loan, VAR, 4.000%, 12/17/19	945
4,949	Berry Plastics Corp., Term Loan D, VAR, 3.500%, 02/08/20	4,962
2,536	NVLX Acquisition LLC, 1st Lien Term Loan, VAR, 6.000%, 12/05/21	2,539

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Containers & Packaging — continued
6,369	Viskase Companies, Inc., Initial Term Loan, VAR, 4.376%, 01/30/21	5,994

		14,440

	Metals & Mining — 0.1%
1,121	Atkore International, Inc., 1st Lien Initial Term Loan, VAR, 4.500%, 04/09/21	1,124
2,085	Atkore International, Inc., 2nd Lien Initial Term Loan, VAR, 7.750%, 10/09/21	2,085

		3,209

	Total Materials	17,649

	Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.3%
6,072	Cincinnati Bell, Inc., Term Loan, VAR, 4.000%, 09/10/20	6,089
20,233	UPC Financing Partnership, Senior Secured Term Loan AN, VAR, 4.080%, 08/31/24	20,312
5,835	Virgin Media Investments Holdings Ltd., F Facility, (United Kingdom), VAR, 3.500%, 06/30/23	5,866

		32,267

	Wireless Telecommunication Services — 0.0% (g)
4,993	Syniverse Holdings, Inc., Initial Term Loan, VAR, 4.000%, 04/23/19	4,500
3,411	Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.000%, 04/23/19	3,051

		7,551

	Total Telecommunication Services	39,818

	Utilities — 0.5%
	Electric Utilities — 0.3%
27,641	Texas Competitive Electric Holdings Co. LLC, Term Loan, VAR, 5.000%, 08/04/23 ^	27,894
6,304	Texas Competitive Electric Holdings Co. LLC, Term Loan C, VAR, 5.000%, 08/04/23	6,362

		34,256

	Independent Power & Renewable Electricity Producers — 0.2%
21,365	Dynegy, Inc., 1st Lien Term Loan C, VAR, 5.000%, 06/27/23	21,455

	Total Utilities	55,711

	Total Loan Assignments (Cost $730,526)	708,100

NUMBER OF WARRANTS
Warrants —0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
112	Nebraska Book Co., Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—	(h)
52	Nebraska Book Holdings, Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—	(h)

	Total Warrants (Cost $2)	—	(h)

PRINCIPAL AMOUNT(S)
Short-Term Investments — 3.5%
	U.S. Treasury Obligations — 0.1%
	U.S. Treasury Bills,
7,650	0.322%, 01/05/17 (n)	7,647
2,755	0.401%, 03/23/17 (n)	2,751

	Total U.S. Treasury Obligations (Cost $10,399)	10,398

SHARES
	Investment Company — 3.4%
411,824	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.280% (b) (l)	411,824

	Total Short-Term Investments (Cost $422,223)	422,222

	Total Investments — 99.4% (Cost $12,092,398)	12,019,505
	Other Assets in Excess of Liabilities — 0.6%	74,727

	NET ASSETS — 100.0%	$12,094,232

Percentages indicated are based on net assets.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

Centrally Cleared Credit Default Swap - Sell Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2016 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [4]
CDX.NA.HY.26-V1	5.000% quarterly	06/20/21	3.582%	200,000	13,625	(8,965)

[1]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GMAC	—	General Motors Acceptance Corp.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2016.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2016.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of November 30, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of November 30, 2016.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of November 30, 2016.
^	—	All or a portion of the security is unsettled as of November 30, 2016. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$319,606
Aggregate gross unrealized depreciation	(392,499)

Net unrealized appreciation/depreciation	$(72,893)

Federal income tax cost of investments	$12,092,398

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$907		$907
Energy	9,197	—	—		9,197
Financials	—	—	71		71
Materials	—	—	—	(a)	—	(a)
Telecommunication Services	2,534	—	—		2,534
Utilities	39,881	—	—		39,881

Total Common Stocks	51,612	—	978		52,590

Preferred Stocks
Consumer Discretionary	542	—	—		542
Financials	15,392	—	26,323		41,715
Materials	—	—	—	(a)	—	(a)

Total Preferred Stocks	15,934	—	26,323		42,257

Debt Securities
Asset-Backed Securities	—	—	1,596		1,596
Convertible Bonds
Consumer Discretionary	—	1,563	407		1,970
Utilities	—	3,369	—		3,369
Corporate Bonds
Consumer Discretionary	—	2,060,835	14,040		2,074,875
Consumer Staples	—	743,375	—		743,375
Energy	—	1,247,563	20,888		1,268,451
Financials	—	514,763	7,653		522,416
Health Care	—	1,102,990	1		1,102,991
Industrials	—	1,148,351	5,242		1,153,593
Information Technology	—	677,561	—		677,561
Materials	—	1,184,457	324		1,184,781
Real Estate	—	91,391	—		91,391
Telecommunication Services	—	1,365,580	20,213		1,385,793
Utilities	—	483,664	6,251		489,915

Total Corporate Bonds	—	10,620,530	74,612		10,695,142

Preferred Securities
Financials	—	92,259	—		92,259

Total Preferred Securities	—	92,259	—		92,259

Loan Assignments
Consumer Discretionary	—	170,826	—		170,826
Consumer Staples	—	59,587	—		59,587
Energy	—	175,966	—		175,966
Loan Assignments
Financials	$—	$14,193	$—		$14,193
Health Care	—	16,182	—		16,182
Industrials	—	44,707	—		44,707
Information Technology	—	113,461	—		113,461
Materials	—	17,649	—		17,649
Telecommunication Services	—	39,818	—		39,818
Utilities	—	55,711	—		55,711

Total Loan Assignments	—	708,100	—		708,100

Warrants
Consumer Discretionary	—	—	—	(a)	—	(a)

Total Warrants	—	—	—	(a)	—	(a)

Short-Term Investments
Investment Company	411,824	—	—		411,824
U.S. Treasury Obligations	—	10,398	—		10,398

Total Investments in Securities	$479,370	$11,436,219	$103,916		$12,019,505

Appreciation in Other Financial Instruments
Swaps	$—	$4,660	$—		$4,660

(a)	Amounts rounds to less than 500.

There were no transfers between levels 1 and 2 during the period ended November 30, 2016.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

High Yield Fund	Balance as of February 29, 2016		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2016
Investments in Securities:
Asset-Backed Securities	$2,424		—	$140	$(28)	$—	$(940)	$—	$—	$1,596
Common Stocks - Consumer Discretionary	1,355		—	(448)	—	—	—	—	—	907
Common Stocks - Financials	2,465		656	(878)	—	7,753	(9,925)	—	—	71
Common Stocks - Materials	—	(a)	—	—	—	—	—	—	—	—	(a)
Convertible Bonds - Consumer Discretionary	—	(a)	(1,654)	1,654	—	407	— (a)	—	—	407
Convertible Bonds - Utilities	7,656		3,694	(3,668)	—	—	(7,682)	—	—	—
Corporate Bonds - Consumer Discretionary	14,819		(2,328)	(1,888)	7	1	(12,733)	16,162	—	14,040
Corporate Bonds - Energy	9,600		(3,435)	13,515	20	195	(3,108)	13,701	(9,600)	20,888
Corporate Bonds - Financials	8,426		—	(14)	13	—	(772)	—	—	7,653
Corporate Bonds - Health Care	1		—	—	—	—	—	—	—	1
Corporate Bonds - Industrials	25,565		(46)	307	—	—	(4,487)	—	(16,097)	5,242
Corporate Bonds - Materials	6,962		(557)	1,602	(6)	—	(7,677)	—	—	324
Corporate Bonds - Telecommunication Services	5,626		(3,193)	2,938	167	4,368	(8,605)	18,912	—	20,213
Corporate Bonds - Utilities	—		—	5,682	—	569	—	—	—	6,251
Loan Assignments - Industrials	1,384		(205)	174	1	—	(1,354)	—	—	—
Loan Assignments - Materials	9,121		—	926	(2)	—	(10,045)	—	—	—
Preferred Stocks - Financials	—		—	(747)	—	—	—	27,070	—	26,323
Preferred Stocks - Materials	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants - Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants - Energy	—	(a)	— (a)	— (a)	—	—	— (a)	—	—	—

	$95,404		(7,068)	$19,295	$172	$13,293	$(67,328)	$75,845	$(25,697)	$103,916

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than 500.

Transfers into, and out of, level 3 are valued utilizing values as of the beginning of the period.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2016.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2016, which were valued using significant unobservable inputs (level 3) amounted to approximately $ 19,206,000.

High Yield Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2016		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$71		Terms of Exchange Offer	Expected Recovery	$0.01 ($0.01)
	—	(a)	Pending Distribution Amount	Discount for potential outcome (b)	100.00% (100.00%)

Common Stock	71
	26,323		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.97% (4.97%)
	—	(a)	Pending Distribution Amount	Discount for potential outcome (b)	100.00% (100.00%)

Preferred Stock	26,323
	46,525		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.89% - 40.45% (13.27%)
	325		Pending Distribution Amount	Discount for potential outcome (b)	15.00% - 99.99% (26.18%)

Corporate Bonds	46,850
	407		Market Comparable Companies	EBITDA Multiple (c)	1.0x (1.0x)

Convertible Bond	407
				Liquidity Discount	4.50% (4.50%)
	1,596		Discounted Cash Flow	Implied Spread to Index	4.00% (4.00%)
				Constant Prepayment Rate	3.00% - 7.00% (4.35%)
				Constant Default Rate	5.52% - 6.10% (5.90%)
				Yield (Discount Rate of Cash Flows)	8.69% - 12.00% (10.88%)

Asset-Backed Securities	1,596

Total	$75,247

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2016, the value of these investments was approximately $28,669,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Amount round to less than 500.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Derivatives — The Fund used derivative instruments including credit default swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) below describe the various derivatives used by the Fund.

(1). Swaps — The Fund engaged in various swap transactions, including credit default swaps, to manage credit risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 19.2%
1,408	Accredited Mortgage Loan Trust, Series 2003-3, Class A1, SUB, 5.210%, 01/25/34	1,377
1,000	Ally Auto Receivables Trust, Series 2015-SN1, Class A3, 1.210%, 12/20/17	1,000
2,564	American Express Credit Account Master Trust, Series 2014-2, Class A, 1.260%, 01/15/20	2,567
274	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-7, Class M1, VAR, 1.809%, 08/25/33	267
	Amortizing Residential Collateral Trust,
91	Series 2002-BC4, Class A, VAR, 1.172%, 07/25/32	86
563	Series 2002-BC6, Class M1, VAR, 1.717%, 08/25/32	522
2,491	Series 2002-BC9, Class M1, VAR, 2.242%, 12/25/32	2,341
	AMRESCO Residential Securities Corp. Mortgage Loan Trust,
415	Series 1998-1, Class M1A, VAR, 1.179%, 01/25/28	402
544	Series 1998-3, Class M1A, VAR, 1.222%, 09/25/28	521
3,409	ARLP Securitization Trust, Series 2015-1, Class A1, SUB, 3.967%, 05/25/55 (e)	3,415
327	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M2, VAR, 3.160%, 12/15/33	325
1,400	AXIS Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	1,402
	B2R Mortgage Trust,
1,058	Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	1,051
2,461	Series 2015-2, Class A, 3.336%, 11/15/48 (e)	2,489
7,000	BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	7,005
2,463	BCC Funding Corp. X, Series 2015-1, Class A2, 2.224%, 10/20/20 (e)	2,454
2,374	Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE1, Class M2, VAR, 1.779%, 01/25/35	2,217
887	Bear Stearns Asset-Backed Securities Trust, Series 2003-SD1, Class A, VAR, 1.492%, 12/25/33	845
2,615	BMW Vehicle Lease Trust, Series 2015-1, Class A3, 1.240%, 12/20/17	2,616
224	BNC Mortgage Loan Trust, Series 2007-2, Class A2, VAR, 0.692%, 05/25/37	220
4,034	Cabela’s Credit Card Master Note Trust, Series 2016-1, Class A1, 1.780%, 06/15/22	4,027
	California Republic Auto Receivables Trust,
252	Series 2013-1, Class A2, 1.410%, 09/17/18 (e)	252
5,978	Series 2015-2, Class A3, 1.310%, 08/15/19	5,981
5,000	Series 2015-3, Class A3, 1.620%, 11/15/19	5,010
255	CAM Mortgage LLC, Series 2015-1, Class A, SUB, 3.500%, 07/15/64 (e)	255
2,089	Capital Auto Receivables Asset Trust, Series 2015-1, Class A2, 1.420%, 06/20/18	2,089
1,528	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.780%, 10/15/21 (e)	1,161
	CarMax Auto Owner Trust,
3,512	Series 2015-2, Class A3, 1.370%, 03/16/20	3,513
5,000	Series 2015-4, Class A3, 1.560%, 11/16/20	5,012
318	Centex Home Equity Loan Trust, Series 2002-A, Class MV1, VAR, 1.442%, 01/25/32	256
3,000	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A3, 1.770%, 10/15/20 (e)	3,005
454	Citi Held For Asset Issuance, Series 2015-PM1, Class A, 1.850%, 12/15/21 (e)	453
3,831	Colony American Finance Ltd., (Cayman Islands), Series 2016-1, Class A, 2.544%, 06/15/48 (e)	3,768
136	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	136
	Countrywide Asset-Backed Certificates,
82	Series 2002-1, Class A, VAR, 1.152%, 08/25/32	71
125	Series 2002-BC1, Class A, VAR, 1.252%, 04/25/32	82
113	Series 2003-BC2, Class 2A1, VAR, 1.192%, 06/25/33	99
844	Series 2003-BC5, Class M1, VAR, 1.642%, 09/25/33	775

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
256	Series 2004-2, Class M4, VAR, 2.092%, 03/25/34	238
124	Series 2004-S1, Class M2, SUB, 5.584%, 02/25/35	124
242	Countrywide Home Equity Loan Trust, Series 2004-A, Class A, VAR, 0.758%, 04/15/30	234
	CPS Auto Receivables Trust,
78	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	78
969	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	969
1,124	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	1,124
1,473	Series 2016-B, Class B, 3.180%, 09/15/20 (e)	1,496
	CWHEQ Revolving Home Equity Loan Trust,
337	Series 2005-E, Class 2A, VAR, 0.758%, 11/15/35	298
1,473	Series 2005-M, Class A1, VAR, 0.778%, 02/15/36	1,290
10,280	Discover Card Execution Note Trust, Series 2014-A1, Class A1, VAR, 0.968%, 07/15/21	10,317
1,200	DT Auto Owner Trust, Series 2016-2A, Class B, 2.920%, 05/15/20 (e)	1,212
	Exeter Automobile Receivables Trust,
889	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	889
1,974	Series 2015-3A, Class A, 2.000%, 03/16/20 (e)	1,976
3,468	Series 2016-2A, Class A, 2.210%, 07/15/20 (e)	3,478
	First Franklin Mortgage Loan Trust,
98	Series 2002-FF1, Class M1, VAR, 1.642%, 04/25/32	83
578	Series 2002-FF4, Class M1, VAR, 2.167%, 02/25/33	342
313	Series 2003-FFH1, Class M2, VAR, 3.217%, 09/25/33	256
500	Series 2004-FF8, Class M4, VAR, 2.198%, 10/25/34	177
	First Investors Auto Owner Trust,
359	Series 2015-1A, Class A2, 1.210%, 04/15/19 (e)	358
1,232	Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	1,232
742	First NLC Trust, Series 2005-2, Class M1, VAR, 1.072%, 09/25/35	729
2,253	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	2,246
	Flagship Credit Auto Trust,
89	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	89
1,970	Series 2016-2, Class A1, 2.280%, 05/15/20 (e)	1,972
	Ford Credit Auto Owner Trust,
1,273	Series 2014-B, Class A3, 0.900%, 10/15/18	1,272
2,632	Series 2015-B, Class A3, 1.160%, 11/15/19	2,632
1,400	Series 2016-B, Class A3, 1.330%, 10/15/20	1,398
3,580	Fremont Home Loan Trust, Series 2005-C, Class M2, VAR, 1.082%, 07/25/35	3,231
545	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	537
6,244	GM Financial Automobile Leasing Trust, Series 2015-2, Class A3, 1.680%, 12/20/18	6,261
1,526	Green Tree Agency Advance Funding Trust I, Series 2016-T1, Class AT1, 2.380%, 10/15/48 (e)	1,517
128	GreenPoint Mortgage Funding Trust, Series 2005-HE3, Class A, VAR, 0.718%, 09/15/30	113
3,582	Harley-Davidson Motorcycle Trust, Series 2015-2, Class A3, 1.300%, 03/16/20	3,585
24	Home Equity Loan Trust, Series 2003-HS1, Class AII, VAR, 0.882%, 12/25/32	23
	Home Loan Trust,
15	Series 2001-HI2, Class AI7, SUB, 7.440%, 04/25/26	15
73	Series 2001-HI4, Class A7, SUB, 7.240%, 10/25/26	73
1,902	Hyundai Auto Receivables Trust, Series 2015-A, Class A3, 1.050%, 04/15/19	1,901
4,868	Invitation Homes Trust, Series 2014-SFR1, Class A, VAR, 1.550%, 06/17/31 (e)	4,850
100	Irwin Home Equity Loan Trust, Series 2004-1, Class 1A1, VAR, 1.232%, 12/25/24	92
5,417	Leaf Receivables Funding 10 LLC, Series 2015-1, Class A3, 1.490%, 03/15/18 (e)	5,412

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
11	Lehman Home Equity Loan Trust, Series 1998-1, Class A1, 7.000%, 05/25/28	2
182	Long Beach Mortgage Loan Trust, Series 2004-1, Class M3, VAR, 1.642%, 02/25/34	175
806	Mercedes Benz Auto Lease Trust, Series 2015-A, Class A3, 1.100%, 08/15/17	806
	Morgan Stanley ABS Capital I, Inc. Trust,
1,191	Series 2003-NC6, Class M1, VAR, 1.792%, 06/25/33	1,167
7,500	Series 2005-WMC4, Class M5, VAR, 1.567%, 04/25/35	7,075
272	New Century Home Equity Loan Trust, Series 2003-5, Class AII, VAR, 1.334%, 11/25/33	215
3,334	Nissan Auto Lease Trust, Series 2015-B, Class A3, 1.540%, 04/16/18	3,342
2,851	OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 2.040%, 01/15/21 (e)	2,857
	OneMain Financial Issuance Trust,
2,370	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	2,371
2,877	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	2,899
3,500	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	3,498
	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
650	Series 2004-WHQ2, Class M2, VAR, 1.537%, 02/25/35	651
911	Series 2005-WHQ3, Class M2, VAR, 1.267%, 06/25/35	910
211	PFS Tax Lien Trust, Series 2014-1, 1.440%, 05/15/29 (e)	210
347	Porsche Innovative Lease Owner Trust, Series 2014-1, Class A3, 1.030%, 11/20/17 (e)	347
	Progress Residential Trust,
3,261	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	3,249
5,507	Series 2015-SFR3, Class A, 3.067%, 11/12/32 (e)	5,554
224	RAMP Trust, Series 2003-RS2, Class AII, VAR, 1.272%, 03/25/33	202
523	RASC Trust, Series 2003-KS4, Class MI2, SUB, 5.510%, 06/25/33	404
	Sofi Consumer Loan Program LLC,
2,597	Series 2016-1, Class A, 3.260%, 08/25/25 (e)	2,608
2,018	Series 2016-3, Class A, 3.050%, 12/26/25 (e)	2,014
	SoFi Professional Loan Program LLC,
542	Series 2014-B, Class A1, VAR, 1.834%, 08/25/32 (e)	548
1,298	Series 2015-A, Class A1, VAR, 1.792%, 03/25/33 (e)	1,304
2,335	Series 2015-B, Class A1, VAR, 1.642%, 04/25/35 (e)	2,344
1,699	Series 2015-C, Class A1, VAR, 1.634%, 08/27/35 (e)	1,708
2,692	Series 2016-B, Class A1, VAR, 1.784%, 06/25/33 (e)	2,716
1,396	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.050%, 04/25/29 (e)	1,403
1,486	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	1,487
127	Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3, VAR, 1.292%, 04/25/33	123
	TCF Auto Receivables Owner Trust,
6,894	Series 2015-1A, Class A3, 1.490%, 12/16/19 (e)	6,898
1,393	Series 2015-2A, Class A2, 1.640%, 01/15/19 (e)	1,395
	Tricon American Homes Trust,
1,359	Series 2015-SFR1, Class A, VAR, 1.800%, 05/17/32 (e)	1,355
4,445	Series 2016-SFR1, Class A, 2.589%, 11/17/33 (e)	4,342
4,022	U.S. Residential Opportunity Fund III Trust, Series 2016-2III, Class A, SUB, 3.475%, 08/27/36 (e)	4,010
2,835	VOLT L LLC, Series 2016-NP10, Class A1, SUB, 3.500%, 09/25/46 (e)	2,838
317	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	317
426	VOLT XIX LLC, Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	428
2,306	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	2,324
2,021	VOLT XLVII LLC, Series 2016-NPL7, Class A1, SUB, 3.750%, 06/25/46 (e)	2,023

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
932		VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	933
1,174		VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	1,172
4,518		VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	4,512
3,680		VOLT XXVI LLC, Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	3,608
1,912		VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	1,913
1,286		VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	1,287
880		VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	883
2,738		VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	2,746
2,018		VOLT XXXV, Series 2016-NPL9, Class A1, SUB, 3.500%, 09/25/46 (e)	2,016
3,897		Westgate Resorts LLC, Series 2016-1A, Class A, 3.500%, 12/20/28 (e)	3,924

		Total Asset-Backed Securities (Cost $236,614)	234,299

Collateralized Mortgage Obligations — 55.7%
		Agency CMO — 50.3%
150		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 1, Class S, IF, IO, 8.377%, 10/25/22	16
		Federal Home Loan Mortgage Corp. REMIC,
2		Series 1071, Class F, VAR, 1.488%, 04/15/21	2
10		Series 1343, Class LA, 8.000%, 08/15/22	11
9		Series 1370, Class JA, VAR, 1.688%, 09/15/22	9
8		Series 1379, Class W, VAR, 1.540%, 10/15/22	8
2		Series 1508, Class KA, VAR, 1.201%, 05/15/23	2
132		Series 1689, Class M, PO, 03/15/24	124
66		Series 1771, Class PK, 8.000%, 02/15/25	73
115		Series 1974, Class ZA, 7.000%, 07/15/27	126
20		Series 1981, Class Z, 6.000%, 05/15/27	22
70		Series 2033, Class PR, PO, 03/15/24	66
10		Series 2261, Class ZY, 7.500%, 10/15/30	12
–	(h)	Series 2289, Class NA, VAR, 10.275%, 05/15/20	—	(h)
37		Series 2338, Class FN, VAR, 1.038%, 08/15/28	37
69		Series 2416, Class SA, IF, 14.557%, 02/15/32	96
65		Series 2416, Class SH, IF, 14.900%, 02/17/32	85
14		Series 2477, Class FZ, VAR, 1.088%, 06/15/31	14
390		Series 3085, Class VS, HB, IF, 26.567%, 12/15/35	656
496		Series 3300, Class FA, VAR, 0.838%, 08/15/35	493
1,440		Series 3737, Class DG, 5.000%, 10/15/30	1,566
2,132		Series 3832, Class PL, 5.000%, 08/15/39	2,236
1,342		Series 3841, Class JF, VAR, 0.938%, 10/15/38	1,348
5,714		Series 3860, Class FP, VAR, 0.938%, 06/15/40	5,733
1,903		Series 3952, Class MA, 3.000%, 11/15/21	1,940
8,136		Series 4074, Class FE, VAR, 0.938%, 07/15/42	8,104
8,096		Series 4111, Class FA, VAR, 0.888%, 08/15/39	8,100
4,585		Series 4120, Class KI, IO, 3.000%, 10/15/32	468
14,001		Series 4150, Class F, VAR, 0.908%, 01/15/43	13,987
16,086		Series 4150, Class GE, 2.000%, 01/15/33	15,852
10,102		Series 4161, Class YF, VAR, 0.908%, 02/15/43	10,099
5,363		Series 4206, Class DA, 2.000%, 05/15/33	5,286
10,990		Series 4281, Class FB, VAR, 1.088%, 12/15/43	10,957
16,103		Series 4350, Class AF, VAR, 0.877%, 12/15/37	15,951

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
13,125		Series 4350, Class FK, VAR, 0.877%, 06/15/38	13,076
2,004		Series 4350, Class KF, VAR, 0.877%, 01/15/39	1,982
13,038		Series 4363, Class FA, VAR, 0.897%, 09/15/41	12,966
10,485		Series 4413, Class WF, VAR, 0.877%, 10/15/41	10,421
14,198		Series 4448, Class TF, VAR, 0.847%, 05/15/40	14,112
37,273		Series 4457, Class KF, VAR, 0.877%, 10/15/40	37,208
14,529		Series 4480, Class FM, VAR, 0.877%, 06/15/40	14,547
10,375		Series 4515, Class FA, VAR, 0.897%, 08/15/38	10,285
7,746		Series 4559, Class AF, VAR, 1.027%, 03/15/42	7,740
5,118		Series 4594, Class GN, 2.500%, 02/15/45	5,153
14,274		Series 4606, Class FL, VAR, 1.038%, 12/15/44	14,264
21,927		Federal Home Loan Mortgage Corp. STRIPS, Series 328, Class S4, IF, IO, 2.077%, 02/15/38	1,496
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
69		Series T-51, Class 1APO, PO, 09/25/42	60
2,701		Series T-54, Class 4A, VAR, 3.269%, 02/25/43	2,775
		Federal National Mortgage Association Grantor Trust,
392		Series 2001-T8, Class A1, 7.500%, 07/25/41	450
1,230		Series 2002-T6, Class A4, VAR, 3.616%, 03/25/41	1,281
		Federal National Mortgage Association REMIC,
3		Series 1988-15, Class B, VAR, 1.134%, 06/25/18	3
1		Series 1989-77, Class J, 8.750%, 11/25/19	1
–	(h)	Series 1989-89, Class H, 9.000%, 11/25/19	—	(h)
19		Series 1990-64, Class Z, 10.000%, 06/25/20	21
36		Series 1990-145, Class A, VAR, 1.512%, 12/25/20	36
45		Series 1991-142, Class PL, 8.000%, 10/25/21	48
44		Series 1991-156, Class F, VAR, 1.884%, 11/25/21	45
–	(h)	Series 1992-91, Class SQ, HB, IF, 8,925.780%, 05/25/22	8
79		Series 1992-112, Class GB, 7.000%, 07/25/22	87
2		Series 1992-154, Class SA, IF, IO, 5.400%, 08/25/22	—	(h)
33		Series 1992-200, Class FK, VAR, 1.901%, 11/25/22	34
38		Series 1993-27, Class S, IF, 8.875%, 02/25/23	44
76		Series 1993-110, Class H, 6.500%, 05/25/23	84
8		Series 1993-119, Class H, 6.500%, 07/25/23	9
74		Series 1993-146, Class E, PO, 05/25/23	71
34		Series 1993-165, Class FH, VAR, 1.734%, 09/25/23	35
170		Series 1993-179, Class FM, VAR, 1.851%, 10/25/23	174
33		Series 1997-74, Class E, 7.500%, 10/20/27	38
314		Series 2001-9, Class F, VAR, 0.800%, 02/17/31	315
83		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	19
58		Series 2002-77, Class FY, VAR, 0.984%, 12/25/17	58
157		Series 2003-17, Class FN, VAR, 0.884%, 03/25/18	157
28		Series 2003-21, Class FK, VAR, 0.984%, 03/25/33	28
732		Series 2004-17, Class BF, VAR, 0.934%, 01/25/34	731
1,120		Series 2006-3, Class SB, IF, IO, 6.116%, 07/25/35	160
954		Series 2006-16, Class HZ, 5.500%, 03/25/36	1,024
2,365		Series 2006-124, Class FC, VAR, 0.934%, 01/25/37	2,357
216		Series 2010-42, Class PD, 4.500%, 07/25/39	217
3,543		Series 2012-38, Class PA, 2.000%, 09/25/41	3,477
5,987		Series 2012-93, Class ME, 2.500%, 01/25/42	6,048
3,962		Series 2012-114, Class VE, 3.500%, 10/25/25	4,118

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
13,375	Series 2012-119, Class FB, VAR, 0.934%, 11/25/42	13,257
2,701	Series 2013-6, Class FL, VAR, 0.984%, 02/25/43	2,686
5,090	Series 2013-15, Class DC, 2.000%, 03/25/33	4,992
5,329	Series 2013-23, Class KJ, 2.250%, 05/25/42	5,267
4,352	Series 2013-26, Class AV, 3.500%, 04/25/26	4,506
3,198	Series 2013-43, Class YH, 2.500%, 05/25/33	3,222
11,544	Series 2013-54, Class HF, VAR, 0.784%, 10/25/41	11,504
689	Series 2014-49, Class AF, VAR, 0.847%, 08/25/44	686
9,017	Series 2014-66, Class WF, VAR, 0.877%, 10/25/54	8,996
17,790	Series 2015-42, Class BF, VAR, 0.837%, 06/25/45	17,703
15,722	Series 2015-91, Class AF, VAR, 0.897%, 12/25/45	15,624
21,453	Series 2016-25, Class LA, 3.000%, 07/25/45	21,949
24,102	Series 2016-30, Class PA, 3.000%, 04/25/45	24,657
7,727	Series 2016-33, Class JA, 3.000%, 07/25/45	7,899
12,520	Series 2016-38, Class NA, 3.000%, 01/25/46	12,757
1	Series G92-44, Class ZQ, 8.000%, 07/25/22	1
479	Series G94-9, Class PJ, 6.500%, 08/17/24	545
	Federal National Mortgage Association REMIC Trust,
271	Series 2003-W1, Class 2A, VAR, 6.234%, 12/25/42	305
1,145	Series 2003-W4, Class 5A, VAR, 3.271%, 10/25/42	1,163
1,700	Series 2003-W15, Class 3A, VAR, 4.136%, 12/25/42	1,809
792	Series 2009-W1, Class A, 6.000%, 12/25/49	898
	Federal National Mortgage Association STRIPS,
170	Series 343, Class 23, IO, 4.000%, 10/25/18	4
248	Series 343, Class 27, IO, 4.500%, 01/25/19	7
494	Federal National Mortgage Association Trust, Series 2004-W2, Class 4A, VAR, 3.006%, 02/25/44	519
	Government National Mortgage Association,
10	Series 2000-35, Class F, VAR, 1.092%, 12/16/25	10
194	Series 2002-31, Class FC, VAR, 0.784%, 09/26/21	194
4,155	Series 2010-166, Class GP, 3.000%, 04/20/39	4,265
6,314	Series 2012-61, Class FM, VAR, 0.942%, 05/16/42	6,319
3,240	Series 2012-H21, Class FA, VAR, 1.031%, 07/20/62	3,223
17,159	Series 2013-H16, Class FA, VAR, 1.071%, 07/20/63	17,100
18,132	Series 2014-H07, Class FC, VAR, 1.131%, 05/20/64	18,083
5,848	Series 2014-H11, Class JA, VAR, 1.031%, 06/20/64	5,806
15,307	Series 2014-H17, Class FM, VAR, 1.011%, 08/20/64	15,177
8,668	Series 2015-H03, Class FD, VAR, 1.171%, 01/20/65	8,590
16,931	Series 2015-H04, Class FL, VAR, 1.001%, 02/20/65	16,790
9,304	Series 2015-H12, Class FA, VAR, 1.011%, 05/20/65	9,222
19,669	Series 2015-H12, Class FJ, VAR, 0.961%, 05/20/65	19,519
22,062	Series 2015-H14, Class FB, VAR, 0.961%, 05/20/65	21,885
16,655	Series 2015-H19, Class FN, VAR, 0.971%, 07/20/65	16,466
19,814	Series 2015-H23, Class TA, VAR, 1.001%, 09/20/65	19,618

		613,965

	Non-Agency CMO — 5.4%
	Alternative Loan Trust,
657	Series 2004-33, Class 3A3, VAR, 2.936%, 12/25/34	594
20	Series 2004-J4, Class 1A6, SUB, 5.400%, 06/25/34	20
308	Banc of America Alternative Loan Trust, Series 2004-8, Class 3A1, 5.500%, 09/25/19	302
	Banc of America Funding Trust,
307	Series 2005-E, Class 5A1, VAR, 3.187%, 05/20/35	304

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
556	Series 2006-1, Class 2A1, 5.500%, 01/25/36	530
	Banc of America Mortgage Trust,
678	Series 2004-D, Class 2A2, VAR, 3.257%, 05/25/34	678
530	Series 2005-A, Class 3A1, VAR, 2.906%, 02/25/35	519
455	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC6, Class M1, VAR, 1.597%, 11/25/34	126
	CHL Mortgage Pass-Through Trust,
278	Series 2003-21, Class A1, VAR, 3.265%, 05/25/33	280
137	Series 2004-HYB8, Class 1A1, VAR, 1.266%, 01/20/35	123
327	Series 2005-1, Class 1A2, VAR, 1.292%, 03/25/35	44
4	Collateralized Mortgage Obligation Trust, Series 50, Class B, PO, 10/01/18	4
	Credit Suisse First Boston Mortgage Securities Corp.,
1,000	Series 2003-AR24, Class 2A4, VAR, 3.059%, 10/25/33	994
858	Series 2004-5, Class 4A1, 6.000%, 09/25/34	873
124	Series 2005-5, Class 1A1, 5.000%, 07/25/20	123
362	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 5.864%, 02/25/20	365
	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes,
3,505	Series 2013-DN1, Class M1, VAR, 3.984%, 07/25/23	3,560
7,063	Series 2015-DNA3, Class M2, VAR, 3.442%, 04/25/28	7,233
	Federal National Mortgage Association, Connecticut Avenue Securities,
1,704	Series 2013-C01, Class M1, VAR, 2.584%, 10/25/23	1,720
1,774	Series 2014-C01, Class M1, VAR, 2.184%, 01/25/24	1,784
5,184	Series 2014-C02, Class 1M1, VAR, 1.534%, 05/25/24	5,196
1,500	Series 2014-C03, Class 1M1, VAR, 1.784%, 07/25/24	1,503
297	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA10, Class 2A1, 5.250%, 12/25/20	287
717	First Horizon Mortgage Pass-Through Trust, Series 2004-AR6, Class 2A1, VAR, 3.013%, 12/25/34	715
68	First Republic Bank Mortgage Pass-Through Certificates Trust, Series 2000-FRB1, Class B1, VAR, 1.092%, 06/25/30	54
366	First Republic Mortgage Loan Trust, Series 2000-FRB2, Class A1, VAR, 1.038%, 11/15/30	327
789	GSAA Trust, Series 2004-CW1, Class 1A1, 5.500%, 04/01/34	811
462	GSR Mortgage Loan Trust, Series 2004-10F, Class 7A1, 5.500%, 09/25/34	478
	Impac CMB Trust,
16	Series 2004-3, Class 3A, VAR, 1.232%, 03/25/34	16
270	Series 2004-6, Class 1A2, VAR, 1.372%, 10/25/34	255
1,313	Series 2005-5, Class A1, VAR, 1.232%, 08/25/35	1,151
982	Indymac INDA Mortgage Loan Trust, Series 2007-AR1, Class 1A1, VAR, 3.187%, 03/25/37	892
142	JP Morgan Mortgage Trust, Series 2003-A1, Class 1A1, VAR, 2.639%, 10/25/33	138
	MASTR Adjustable Rate Mortgages Trust,
218	Series 2003-5, Class 5A1, VAR, 2.750%, 10/25/33	218
375	Series 2004-13, Class 2A1, VAR, 3.052%, 04/21/34	384
1,229	Series 2004-13, Class 3A7B, VAR, 2.660%, 11/21/34	1,244
124	MASTR Seasoned Securitization Trust, Series 2003-1, Class 3A2, VAR, 0.992%, 02/25/33	113
	Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
384	Series 2001-TBC1, Class B1, VAR, 1.418%, 11/15/31	334
94	Series 2002-TBC1, Class B1, VAR, 1.538%, 09/15/30	80
47	Series 2002-TBC1, Class B2, VAR, 1.938%, 09/15/30	40
182	Series 2002-TBC2, Class B1, VAR, 1.388%, 08/15/32	150

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Merrill Lynch Mortgage Investors Trust,
417	Series 2004-1, Class 2A3, VAR, 2.759%, 12/25/34	386
607	Series 2004-D, Class A1, VAR, 1.252%, 09/25/29	601
8	ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	8
	Morgan Stanley Dean Witter Capital I, Inc. Trust,
281	Series 2003-HYB1, Class A4, VAR, 2.279%, 03/25/33	255
259	Series 2003-HYB1, Class B1, VAR, 2.279%, 03/25/33	191
	Morgan Stanley Mortgage Loan Trust,
2,507	Series 2004-3, Class 4A, VAR, 5.673%, 04/25/34	2,622
335	Series 2004-5AR, Class 3A3, VAR, 2.942%, 07/25/34	308
1,889	Series 2004-5AR, Class 3A5, VAR, 2.942%, 07/25/34	1,875
832	Series 2004-11AR, Class 1A2A, VAR, 0.902%, 01/25/35	776
1,291	NAAC Reperforming Loan REMIC Trust Certificates, Series 2004-R3, Class AF, VAR, 1.042%, 02/25/35 (e)	1,056
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
467	Series 2003-A3, Class A1, SUB, 5.500%, 08/25/33	477
30	Series 2004-AR1, Class 5A1, VAR, 1.352%, 08/25/34	28
760	Prime Mortgage Trust, Series 2005-2, Class 2A1, VAR, 6.595%, 10/25/32	788
143	RALI Trust, Series 2003-QS16, Class A1, 5.000%, 08/25/18	143
	RFMSI Trust,
2,947	Series 2005-SA2, Class 2A2, VAR, 3.383%, 06/25/35	2,748
771	Series 2006-SA4, Class 2A1, VAR, 4.327%, 11/25/36	672
	Sequoia Mortgage Trust,
62	Series 11, Class A, VAR, 1.462%, 12/20/32	59
162	Series 2003-3, Class A2, VAR, 1.625%, 07/20/33	153
1,581	Series 2004-11, Class A2, VAR, 1.915%, 12/20/34	1,507
1,484	Springleaf Mortgage Loan Trust, Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	1,478
130	Structured Asset Mortgage Investments II Trust, Series 2004-AR1, Class 1A1, VAR, 1.262%, 03/19/34	126
1,001	Structured Asset Mortgage Investments Trust, Series 2002-AR2, Class A3, VAR, 1.312%, 07/19/32	766
	Structured Asset Securities Corp., Mortgage Pass-Through Certificates,
2,354	Series 2003-24A, Class 2A, VAR, 3.111%, 07/25/33	2,239
1,574	Series 2003-29, Class 3A1, VAR, 4.887%, 09/25/33	1,563
2,865	Series 2003-32, Class 5A1, VAR, 5.805%, 11/25/33	2,941
803	Series 2003-40A, Class 4A, VAR, 3.028%, 01/25/34	777
3,999	Thornburg Mortgage Securities Trust, Series 2004-4, Class 5A, VAR, 2.780%, 12/25/44	3,792
	WaMu Mortgage Pass-Through Certificates Trust,
1,367	Series 2004-AR3, Class A1, VAR, 2.792%, 06/25/34	1,371
725	Series 2004-AR11, Class A, VAR, 2.839%, 10/25/34	729
	Wells Fargo Mortgage-Backed Securities Trust,
333	Series 2003-K, Class 1A2, VAR, 2.903%, 11/25/33	335
436	Series 2005-AR16, Class 3A2, VAR, 3.079%, 03/25/35	436
99	Series 2006-17, Class A1, 5.500%, 11/25/21	102
122	Series 2007-3, Class 3A1, 5.500%, 04/25/22	125

		65,995

	Total Collateralized Mortgage Obligations (Cost $684,035)	679,960

Commercial Mortgage-Backed Securities — 2.7%
	A10 Securitization LLC,
1,377	Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	1,371
2,371	Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	2,389

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
	A10 Term Asset Financing LLC,
154	Series 2014-1, Class A1, 1.720%, 04/15/33 (e)	154
5,281	Series 2016-1, Class A1, 2.420%, 03/15/35 (e)	5,263
2,900	BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class A, VAR, 1.588%, 09/15/26 (e)	2,900
	Bayview Commercial Asset Trust,
342	Series 2004-3, Class A2, VAR, 1.012%, 01/25/35 (e)	314
1,198	Series 2005-2A, Class A2, VAR, 0.942%, 08/25/35 (e)	1,047
239	Series 2005-2A, Class M1, VAR, 1.022%, 08/25/35 (e)	201
1,180	Series 2007-3, Class A2, VAR, 0.882%, 07/25/37 (e)	963
2,732	BBCMS Trust, Series 2015-VFM, Class A1, 2.466%, 03/10/36 (e)	2,674
6,000	BHMS Mortgage Trust, Series 2014-ATLS, Class BFL, VAR, 2.483%, 07/05/33 (e)	5,988
	COMM Mortgage Trust,
2,667	Series 2014-BBG, Class A, VAR, 1.339%, 03/15/29 (e)	2,654
1,319	Series 2014-PAT, Class A, VAR, 1.338%, 08/13/27 (e)	1,315
3,774	Series 2014-TWC, Class A, VAR, 1.389%, 02/13/32 (e)	3,774
390	GS Mortgage Securities Trust, Series 2013-GC16, Class A1, 1.264%, 11/10/46	390
514	RAIT Trust, Series 2014-FL3, Class A, VAR, 1.788%, 12/15/31 (e)	510
1,155	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	1,185

	Total Commercial Mortgage-Backed Securities (Cost $33,612)	33,092

Corporate Bonds — 9.3%
	Consumer Discretionary — 0.8%
	Automobiles — 0.5%
	Nissan Motor Acceptance Corp.,
3,000	VAR, 1.376%, 09/13/19 (e)	2,995
2,824	VAR, 1.492%, 03/03/17 (e)	2,827

		5,822

	Media — 0.3%
4,000	Walt Disney Co. (The), VAR, 1.245%, 05/30/19	4,000

	Total Consumer Discretionary	9,822

	Consumer Staples — 0.0% (g)
	Food & Staples Retailing — 0.0% (g)
607	Walgreens Boots Alliance, Inc., 1.750%, 11/17/17	609

	Energy — 1.7%
	Oil, Gas & Consumable Fuels — 1.7%
3,000	BP Capital Markets plc, (United Kingdom), VAR, 1.487%, 09/26/18	3,011
1,810	Buckeye Partners LP, 4.875%, 02/01/21	1,920
2,882	CNOOC Finance 2015 Australia Pty Ltd., (Australia), 2.625%, 05/05/20	2,868
4,963	ConocoPhillips Co., 1.500%, 05/15/18	4,941
1,525	ONEOK Partners LP, 3.200%, 09/15/18	1,558
1,628	Plains All American Pipeline LP/PAA Finance Corp., 2.600%, 12/15/19	1,629
684	Spectra Energy Partners LP, 2.950%, 09/25/18	694
3,000	Statoil ASA, (Norway), VAR, 1.343%, 11/08/18	3,007
822	TransCanada PipeLines Ltd., (Canada), 1.875%, 01/12/18	822

	Total Energy	20,450

	Financials — 5.0%
	Banks — 1.9%
	Bank of America Corp.,
1,346	1.700%, 08/25/17	1,348
2,000	Series L, 2.600%, 01/15/19	2,018
5,000	Bank of Montreal, (Canada), 1.350%, 08/28/18	4,967
3,169	Barclays plc, (United Kingdom), 2.875%, 06/08/20	3,131
3,000	BB&T Corp., VAR, 1.546%, 02/01/19	3,011
923	BNP Paribas S.A., (France), 2.700%, 08/20/18	936
964	Discover Bank, 2.600%, 11/13/18	973
3,000	Mitsubishi UFJ Financial Group, Inc., (Japan), VAR, 1.912%, 09/13/21	3,002
3,000	Mizuho Financial Group, Inc., (Japan), VAR, 1.992%, 09/13/21	3,006
967	SunTrust Banks, Inc., 2.350%, 11/01/18	976

		23,368

	Capital Markets — 0.7%
	Goldman Sachs Group, Inc. (The),
1,000	2.625%, 04/25/21	993
3,000	VAR, 2.006%, 11/15/18	3,030
	Morgan Stanley,
1,482	2.500%, 01/24/19	1,495

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
2,925	2.500%, 04/21/21	2,891

		8,409

	Consumer Finance — 1.6%
3,000	American Express Credit Corp., VAR, 1.407%, 03/18/19	3,007
3,000	American Honda Finance Corp., VAR, 1.444%, 09/09/21	3,010
4,000	Ford Motor Credit Co. LLC, Series 1, VAR, 1.675%, 03/12/19	4,006
4,000	HSBC USA, Inc., VAR, 1.737%, 09/24/18	4,014
5,000	Toyota Motor Credit Corp., VAR, 1.111%, 05/16/17	5,004

		19,041

	Diversified Financial Services — 0.3%
4,000	Shell International Finance B.V., (Netherlands), VAR, 1.352%, 05/11/20	4,005

	Insurance — 0.5%
880	Chubb INA Holdings, Inc., 2.300%, 11/03/20	878
1,982	Jackson National Life Global Funding, 1.875%, 10/15/18 (e)	1,987
	New York Life Global Funding,
2,485	1.125%, 03/01/17 (e)	2,486
1,234	2.000%, 04/13/21 (e)	1,213

		6,564

	Total Financials	61,387

	Health Care — 0.5%
	Health Care Equipment & Supplies — 0.5%
5,000	Abbott Laboratories, 2.350%, 11/22/19	5,003
857	Medtronic, Inc., 1.500%, 03/15/18	857

	Total Health Care	5,860

	Industrials — 0.2%
	Road & Rail — 0.2%
2,210	Ryder System, Inc., 2.500%, 05/11/20	2,207

	Information Technology — 0.6%
	Semiconductors & Semiconductor Equipment — 0.2%
2,753	Texas Instruments, Inc., 1.750%, 05/01/20	2,729

	Software — 0.3%
3,000	Oracle Corp., VAR, 1.460%, 01/15/19	3,026

	Technology Hardware, Storage & Peripherals — 0.1%
1,793	Apple, Inc., VAR, 1.131%, 05/03/18	1,797

	Total Information Technology	7,552

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
1,314	AT&T, Inc., 2.450%, 06/30/20	1,301

	Utilities — 0.4%
	Electric Utilities — 0.1%
1,081	Duke Energy Corp., VAR, 1.226%, 04/03/17	1,082
828	Southern California Edison Co., Series 14-B, 1.125%, 05/01/17	829

		1,911

	Gas Utilities — 0.2%
2,100	Korea Gas Corp., (South Korea), 2.250%, 07/25/17 (e)	2,107

	Independent Power & Renewable Electricity Producers — 0.1%
870	Exelon Generation Co. LLC, 2.950%, 01/15/20	881

	Total Utilities	4,899

	Total Corporate Bonds (Cost $113,879)	114,087

Mortgage Pass-Through Securities — 3.9%
	Federal Home Loan Mortgage Corp.,
10	ARM, 1.845%, 12/01/21	10
13	ARM, 2.500%, 07/01/19	14
43	ARM, 2.591%, 01/01/27	45
34	ARM, 2.597%, 12/01/26	35
10	ARM, 2.625%, 06/01/26	10
220	ARM, 2.672%, 01/01/23	232
31	ARM, 2.678%, 04/01/30	32
2	ARM, 2.683%, 05/01/18	2
37	ARM, 2.687%, 02/01/23	38
34	ARM, 2.712%, 07/01/28	35
100	ARM, 2.717%, 12/01/27	105
269	ARM, 2.743%, 04/01/32	279
151	ARM, 2.759%, 08/01/27	156
17	ARM, 2.761%, 10/01/29	17
205	ARM, 2.780%, 07/01/30	215
7	ARM, 2.791%, 06/01/22	7
9	ARM, 2.795%, 12/01/29	10
183	ARM, 2.812%, 12/01/26	189
21	ARM, 2.823%, 01/01/30	22
21	ARM, 2.905%, 11/01/27	21

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
72	ARM, 2.913%, 01/01/23	73
19	ARM, 3.046%, 04/01/24	19
9	ARM, 3.202%, 06/01/25	9
5,953	Federal Home Loan Mortgage Corp. Gold Pools, 3.000%, 08/01/28	6,148
2	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 8.000%, 06/01/17	2
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
8	7.500%, 05/01/28	10
18	8.500%, 07/01/28	21
10	9.000%, 02/01/25	11
	Federal National Mortgage Association,
1	ARM, 2.125%, 03/01/17	1
2	ARM, 2.181%, 06/01/18	2
38	ARM, 2.249%, 11/01/18 - 12/01/20	39
7	ARM, 2.266%, 04/01/21	7
9	ARM, 2.391%, 07/01/20	9
6	ARM, 2.450%, 05/01/18	6
5	ARM, 2.501%, 05/01/29	5
30	ARM, 2.525%, 05/01/30	30
8	ARM, 2.539%, 07/01/25	9
431	ARM, 2.557%, 05/01/33	459
18	ARM, 2.604%, 01/01/31	19
14	ARM, 2.623%, 04/01/24	14
30	ARM, 2.700%, 03/01/29	30
149	ARM, 2.736%, 09/01/33	159
4	ARM, 2.741%, 11/01/21	4
49	ARM, 2.768%, 12/01/28	51
311	ARM, 2.806%, 01/01/25	328
82	ARM, 2.837%, 08/01/26	85
12	ARM, 2.842%, 03/01/38	13
18	ARM, 2.846%, 06/01/26	19
139	ARM, 2.903%, 02/01/34	146
13	ARM, 3.000%, 11/01/23	13
17	ARM, 3.040%, 09/01/19	17
41	ARM, 3.083%, 11/01/30	42
13	ARM, 3.363%, 07/01/27	13
13	ARM, 6.000%, 01/01/20	13
2,808	Federal National Mortgage Association, 15 Year, Single Family, 4.000%, 02/01/25	2,970
	Federal National Mortgage Association, 20 Year, Single Family,
9,269	3.000%, 02/01/33 - 07/01/33	9,467
2,250	5.000%, 10/01/23	2,463
	Federal National Mortgage Association, 30 Year, FHA/VA,
17	7.000%, 03/01/27	17
12	8.000%, 11/01/27	13
15	8.500%, 10/01/24	15
	Federal National Mortgage Association, 30 Year, Single Family,
9,802	4.000%, 02/01/45	10,492
2,591	5.000%, 12/01/39	2,903
1,159	5.500%, 08/01/40	1,299
685	6.000%, 04/01/39	793
16	7.250%, 09/01/22	16
88	7.500%, 06/01/23 - 10/01/30	92
	Federal National Mortgage Association, Other,
5,596	ARM, 1.321%, 12/01/25	5,592
55	12.000%, 11/01/30	60
	Government National Mortgage Association II, 30 Year, Single Family,
18	7.250%, 08/20/22	18
30	7.400%, 02/20/22 - 03/20/22	30
7	7.500%, 10/20/23	8
13	7.850%, 12/20/21	13
40	8.000%, 07/20/25 - 08/20/26	47
1,642	Government National Mortgage Association, 15 Year, Single Family, 4.500%, 10/15/24	1,753
	Government National Mortgage Association, 30 Year, Single Family,
16	7.000%, 06/15/24	16
15	8.000%, 10/15/27	17
7	9.000%, 11/15/24	8
44	9.500%, 07/15/25	49

	Total Mortgage Pass-Through Securities (Cost $46,790)	47,451

Municipal Bond — 0.1% (t)
	California — 0.1%
870	University of California, Series Y-1, Rev., VAR, 1.033%, 07/01/41 (Cost $870)	870

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 9.4%
	Investment Company — 9.4%
115,257	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.690% (b) (l) (Cost $115,268)	115,291

	Total Investments — 100.3% (Cost $1,231,068)	1,225,050
	Liabilities in Excess of Other Assets — (0.3)%	(3,751)

	NET ASSETS — 100.0%	$1,221,299

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2016.
CMO	—	Collateralized Mortgage Obligation
FHA	—	Federal Housing Administration
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2016. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2016.
VA	—	Veterans Administration

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2016.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of November 30, 2016.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,234
Aggregate gross unrealized depreciation	(10,252)

Net unrealized appreciation/depreciation	$(6,018)

Federal income tax cost of investments	$1,231,068

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

A. Valuation of Investments—The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$178,799	$55,500	$234,299
Collateralized Mortgage Obligations
Agency CMO	—	613,965	—	613,965
Non-Agency CMO	—	52,965	13,030	65,995

Total Collateralized Mortgage Obligations	—	666,930	13,030	679,960

Commercial Mortgage-Backed Securities	—	26,903	6,189	33,092
Corporate Bonds
Consumer Discretionary	—	9,822	—	9,822
Consumer Staples	—	609	—	609
Energy	—	20,450	—	20,450
Financials	—	61,387	—	61,387
Health Care	—	5,860	—	5,860
Industrials	—	2,207	—	2,207
Information Technology	—	7,552	—	7,552
Telecommunication Services	—	1,301	—	1,301
Utilities	—	4,899	—	4,899

Total Corporate Bonds	—	114,087	—	114,087

Mortgage Pass-Through Securities	—	47,451	—	47,451
Municipal Bond	—	870	—	870
Short-Term Investment
Investment Company	115,291	—	—	115,291

Total Investments in Securities	$115,291	$1,035,040	$74,719	$1,225,050

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers between levels 1 and 2 during the period ended November 30, 2016.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 29, 2016	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2016
Investments in Securities:
Asset-Backed Securities	$41,425	$—	$1,145	$24	$4,444	$(19,401)	$30,477	$(2,614)	$55,500
Collateralized Mortgage Obligations — Non-Agency CMO	17,334	—	123	(5)	—	(6,935)	2,513	—	13,030
Commercial Mortgage-Backed Securities	6,074	—	154	—	—	(39)	—	—	6,189

	$64,833	$—	$1,422	$19	$4,444	$(26,375)	$32,990	$(2,614)	$74,719

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers from level 2 to level 3 or from level 3 to level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price for the period ended November 30, 2016.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2016, which were valued using significant unobservable inputs (level 3) amounted to approximately $1,364,000.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$52,087	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 20.00% (2.36%)
			Constant Default Rate	0.00% - 50.00% (13.12%)
			Yield (Discount Rate of Cash Flows)	1.45% - 15.00% (4.35%)

Asset-Backed Securities	52,087
	13,030	Discounted Cash Flow	PSA	320.00% (320.00%)
			Constant Prepayment Rate	0.50% - 14.62% (9.95%)
			Constant Default Rate	0.00% - 7.30% (0.09%)
			Yield (Discount Rate of Cash Flows)	1.37% - 7.27% (2.03%)
Collateralized Mortgage Obligations	13,030
	6,189	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 5.00% (0.16%)
			Constant Default Rate	0.00% - 3.00% (0.10%)
			Yield (Discount Rate of Cash Flows)	3.47% - 5.73% (3.55%)

Commercial Mortgage-Backed Securities	6,189

Total	$71,306

#The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2016, the value of these investments was approximately $3,413,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Certificates of Deposit — 41.2%
	ABN AMRO Bank N.V.,
8,000	1.040%, 01/05/17	7,992
3,000	1.150%, 03/03/17	2,991
	Banco Del Estado De Chile,
5,000	VAR, 1.078%, 12/14/16	5,000
10,000	VAR, 1.085%, 12/19/16	10,000
10,000	Bank of Montreal, 0.930%, 01/17/17	10,000
3,000	Bank of Tokyo-Mitsubishi UFJ Ltd., VAR, 1.212%, 12/27/16	3,000
15,000	Chiba Bank Ltd., 0.830%, 12/22/16	15,000
8,000	China Construction Bank Corp., 0.900%, 12/14/16	8,000
	Cooperatieve Rabobank,
2,500	0.920%, 02/02/17	2,496
10,000	VAR, 1.252%, 01/24/17	10,000
	Credit Agricole Corporate and Investment Bank,
5,000	VAR, 1.148%, 12/14/16	5,000
15,000	VAR, 1.160%, 12/19/16	15,000
18,000	Credit Industriel et Commercial, VAR, 1.072%, 12/19/16	18,000
5,000	Dexia Credit Local S.A., VAR, 1.044%, 12/08/16	5,000
	DZ Bank AG,
17,000	1.245%, 04/21/17	16,918
2,000	VAR, 0.986%, 12/29/16	2,000
4,000	Industrial & Commercial Bank of China Ltd., 1.050%, 01/06/17	4,000
	KBC Bank N.V.,
5,000	1.050%, 01/13/17	4,993
5,000	1.050%, 02/09/17	4,990
14,000	Macquarie Bank Ltd., 1.030%, 01/06/17	13,986
5,000	Mitsubishi UFJ Trust & Banking Corp., 1.300%, 04/28/17	4,973
	Mizuho Bank Ltd.,
5,000	VAR, 1.238%, 12/14/16	5,000
10,000	VAR, 1.250%, 12/19/16	10,000
	National Australia Bank Ltd.,
3,000	VAR, 1.206%, 02/06/17	3,000
3,000	VAR, 1.234%, 02/02/17	3,000
12,000	Natixis S.A., VAR, 1.144%, 12/02/16	12,000
10,000	Norinchukin Bank, 1.250%, 04/24/17	10,000
10,000	Standard Chartered Bank, 0.960%, 02/03/17	9,983
	Svenska Handelsbanken AB,
5,000	VAR, 1.066%, 12/22/16	5,000
15,000	VAR, 1.080%, 12/19/16	15,000
2,000	Toronto-Dominion Bank (The), VAR, 1.085%, 12/19/16	2,000
20,000	Wells Fargo Bank N.A., VAR, 1.261%, 01/23/17	20,000

	Total Certificates of Deposit (Cost $264,322)	264,322

Commercial Paper — 15.6% (n)
10,000	Bedford Row Funding Corp., VAR, 1.292%, 01/13/17 (e)	10,000
4,000	Canadian Imperial Bank of Commerce, VAR, 1.106%, 12/28/16 (e)	4,000
1,000	China Construction Bank Corp., 1.052%, 01/09/17 (e)	999
10,000	Commonwealth Bank of Australia, VAR, 1.155%, 12/19/16 (e)	10,000
15,000	Crown Point Capital Co. LLC, 1.334%, 04/24/17 (e)	15,000
5,000	DNB Bank ASA, VAR, 0.954%, 12/01/16 (e)	5,000
15,000	Erste Abwicklungsanstalt, VAR, 0.997%, 12/05/16 (e)	15,000
15,000	Kells Funding LLC, 1.054%, 02/22/17 (e)	14,964
	Starbird Funding Corp.,
15,000	VAR, 1.205%, 12/19/16 (e)	15,000
5,000	VAR, 1.210%, 12/05/16 (e)	5,000
5,000	Westpac Securities NZ Ltd., VAR, 0.973%, 12/01/16 (e)	5,000

	Total Commercial Paper (Cost $99,963)	99,963

Repurchase Agreements — 7.8%
25,000	HSBC Securities USA, Inc., 0.510%, dated 11/30/16, due 12/01/16, repurchase price $25,000, collateralized by Corporate Bonds, 1.200% - 4.800%, due 12/14/17 - 05/20/45, with a value of $26,251.	25,000
25,000	Societe Generale S.A., 0.510%, dated 11/30/16, due 12/01/16, repurchase price $25,000, collateralized by Corporate Bonds, 3.875% - 8.500%, due 06/15/19 - 02/15/43 and Corporate Notes, 0.000% - 6.875%, due 05/08/17 - 07/28/21, with a value of $26,251.	25,000

	Total Repurchase Agreements (Cost $50,000)	50,000

Time Deposits — 26.1%
15,000	ABN AMRO Bank N.V., 0.470%, 12/02/16	15,000
8,000	BNP Paribas, 0.310%, 12/01/16	8,000
18,000	China Construction Bank Corp., 0.500%, 12/02/16	18,000
10,000	Credit Agricole Corporate and Investment Bank, 0.320%, 12/01/16	10,000
24,000	Industrial & Commercial Bank of China Ltd., 0.450%, 12/01/16	24,000
	ING Bank N.V.,
13,000	0.440%, 12/01/16	13,000
15,000	0.470%, 12/05/16	15,000

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Time Deposits — continued
10,000	National Australia Bank Ltd., 0.300%, 12/01/16	10,000
17,000	Natixis S.A., 0.320%, 12/01/16	17,000
15,026	Skandinaviska Enskilda Banken AB, 0.310%, 12/01/16	15,026
10,000	Standard Chartered Bank, 0.440%, 12/02/16	10,000
12,000	Swedbank AB, 0.420%, 12/07/16	12,000

	Total Time Deposits (Cost $167,026)	167,026

Weekly Demand Notes — 7.2%
	Arizona — 0.7%
4,520	Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.540%, 12/07/16	4,520

	California — 3.1%
20,000	Regents of the University of California, Series AL-1, Rev., VRDO, 0.510%, 12/07/16	20,000

	New Jersey — 3.4%
16,855	Jets Stadium Development LLC, Series A-4A, VRDO, 0.720%, 12/07/16 (e)	16,855
4,985	Jets Stadium Finance Issuer 2015 LLC, VRDO, 0.720%, 12/07/16 (e)	4,985

		21,840

	Total Weekly Demand Notes (Cost $46,360)	46,360

	Total Investments — 97.9% (Cost $627,671)*	627,671
	Other Assets in Excess of Liabilities — 2.1%	13,503

	NET ASSETS — 100.0%	$641,174

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

LOC	—	Letter of Credit
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2016.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2016.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by certain money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2016, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$627,671	$—	$627,671

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2016.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 11.7%
	ABFC Trust,
853	Series 2005-AQ1, Class A4, SUB, 4.860%, 06/25/35	871
399	Series 2005-WF1, Class A2C, VAR, 1.212%, 12/25/34	399
105	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.714%, 04/25/36	104
3,564	Ajax Mortgage Loan Trust, Series 2016-2, Class A, SUB, 4.125%, 10/25/56 (e)	3,564
	American Homes 4 Rent Trust,
2,200	Series 2014-SFR1, Class D, VAR, 2.635%, 06/17/31 (e)	2,200
3,314	Series 2014-SFR2, Class A, 3.786%, 10/17/36 (e)	3,427
1,500	Series 2014-SFR2, Class E, 6.231%, 10/17/36 (e)	1,592
3,422	Series 2014-SFR3, Class A, 3.678%, 12/17/36 (e)	3,525
5,850	Series 2014-SFR3, Class B, 4.201%, 12/17/36 (e)	6,051
1,570	Series 2014-SFR3, Class C, 4.596%, 12/17/36 (e)	1,636
2,650	Series 2014-SFR3, Class D, 5.040%, 12/17/36 (e)	2,774
3,172	Series 2014-SFR3, Class E, 6.418%, 12/17/36 (e)	3,405
1,942	Series 2015-SFR1, Class A, 3.467%, 04/17/52 (e)	1,970
3,030	Series 2015-SFR1, Class E, 5.639%, 04/17/52 (e)	3,088
1,963	Series 2015-SFR2, Class A, 3.732%, 10/17/45 (e)	2,025
3,600	Series 2015-SFR2, Class E, 6.070%, 10/17/45 (e)	3,773
	AMSR Trust,
6,652	Series 2016-SFR1, Class D, VAR, 2.950%, 11/17/33 (e)	6,652
4,270	Series 2016-SFR1, Class E, VAR, 3.700%, 11/17/33 (e)	4,289
4,271	Series 2016-SFR1, Class F, VAR, 4.450%, 11/17/33 (e)	4,271
	Anchor Assets IX LLC,
5,750	Series 2016-1, Class A, 5.125%, 02/15/20 (e)	5,750
4,000	Series 2016-1, Class B, 6.250%, 02/15/20 (e)	4,000
3,969	ARLP Securitization Trust, Series 2015-1, Class A1, SUB, 3.967%, 05/25/55 (e)	3,977
	B2R Mortgage Trust,
5,475	Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	5,437
3,938	Series 2015-2, Class A, 3.336%, 11/15/48 (e)	3,983
2,984	Series 2016-1, Class A, 2.567%, 06/15/49 (e)	2,939
2,000	Series 2016-1, Class B, 3.870%, 06/15/49 (e)	2,010
2,752	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e)	2,707
113	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.962%, 04/25/36	110
889	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	883
127	CAM Mortgage LLC, Series 2015-1, Class A, SUB, 3.500%, 07/15/64 (e)	127
2,540	CAM Mortgage Trust, Series 2016-2, Class A1, SUB, 3.250%, 06/15/57 (e)	2,523
4,025	Camillo Issuer LLC, Series 2016-SFR, Class 1A1, 5.000%, 12/05/23	4,025
	Chase Funding Trust,
1,641	Series 2002-3, Class 1A5, SUB, 5.907%, 06/25/32	1,605
720	Series 2003-4, Class 1A5, SUB, 5.330%, 05/25/33	739
589	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	601
53	Citigroup Global Markets Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	53
	Citigroup Mortgage Loan Trust, Inc.,
78	Series 2003-HE3, Class A, VAR, 0.972%, 12/25/33	77
415	Series 2004-HE1, Class A, VAR, 0.922%, 09/25/33 (e)	406
	Colony American Finance Ltd., (Cayman Islands),
1,810	Series 2016-1, Class A, 2.544%, 06/15/48 (e)	1,780
2,169	Series 2016-2, Class A, 2.554%, 11/15/48 (e)	2,126
1,618	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 12/25/47 (d)	269
142	Federal National Mortgage Association REMIC Trust, Series 2001-W4, Class AF6, SUB, 5.610%, 01/25/32	153
	FirstKey Lending Trust,
5,628	Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	5,611
1,442	Series 2015-SFR1, Class B, 3.417%, 03/09/47 (e)	1,439
1,396	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	1,398
	Green Tree Agency Advance Funding Trust I,
4,460	Series 2015-T1, Class CT2, 4.178%, 10/15/48 (e)	4,434

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,554	Series 2016-T1, Class DT1, 4.058%, 10/15/48 (e)	1,545
	HERO Funding Trust,
3,874	Series 2016-2A, Class A, 3.750%, 09/20/41 (e)	3,912
2,446	Series 2016-3A, Class A1, 3.080%, 09/20/42 (e)	2,446
152	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.792%, 03/25/36	140
	HSBC Home Equity Loan Trust USA,
96	Series 2007-1, Class AS, VAR, 0.762%, 03/20/36	95
350	Series 2007-3, Class APT, VAR, 1.762%, 11/20/36	350
	KGS-Alpha SBA COOF Trust,
4,444	Series 2012-3, Class A, IO, VAR, 0.000%, 09/25/26 (e)	82
21,602	Series 2012-4, Class A, IO, VAR, 1.075%, 09/25/37 (e)	723
14,604	Series 2012-6, Class A, IO, VAR, 0.575%, 05/25/39 (e)	269
3,849	Series 2015-2, Class A, IO, VAR, 2.700%, 07/25/41 (e)	504
	Long Beach Mortgage Loan Trust,
1,463	Series 2004-1, Class M1, VAR, 1.342%, 02/25/34	1,411
171	Series 2006-WL2, Class 2A3, VAR, 0.792%, 01/25/36	168
	LV Tower 52 Issuer LLC,
2,119	Series 2013-1, Class A, 5.500%, 07/15/19 (e)	2,096
579	Series 2013-1, Class M, 7.500%, 07/15/19 (e)	565
102,849	Madison Avenue Manufactured Housing Contract, Series 2002-A, Class IO, IO, 0.300%, 03/25/32	1,032
2,228	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	2,324
	Mid-State Capital Trust,
1,042	Series 2010-1, Class A, 3.500%, 12/15/45 (e)	1,066
1,607	Series 2010-1, Class M, 5.250%, 12/15/45 (e)	1,699
	Nationstar HECM Loan Trust,
667	Series 2015-2A, Class A, 2.883%, 11/25/25 (e)	667
1,964	Series 2015-2A, Class M1, 4.115%, 11/25/25 (e)	1,950
841	Series 2016-1A, Class M1, 4.360%, 02/25/26 (e)	838
718	Series 2016-2A, Class A, 2.239%, 06/25/26 (e)	719
4,701	Series 2016-2A, Class M1, 3.598%, 06/25/26 (e)	4,714
1,895	Series 2016-3A, Class A, 2.013%, 08/25/26 (e)	1,897
498	Series 2016-3A, Class M1, 3.147%, 08/25/26 (e)	497
487	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.178%, 11/25/33	492
6,106	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class DT2, 4.005%, 10/15/49 (e)	6,054
	NRPL Trust,
1,479	Series 2015-1A, Class A1, SUB, 3.875%, 11/01/54 (e)	1,467
1,000	Series 2015-1A, Class A2, SUB, 3.875%, 11/01/54 (e)	995
3,609	Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	3,529
1,000	Series 2015-2A, Class A2, SUB, 3.750%, 10/25/57 (e)	956
	NRZ Advance Receivables Trust Advance Receivables Backed Notes,
5,000	Series 2015-T4, Class AT4, 3.196%, 11/15/47 (e)	5,018
2,600	Series 2015-T4, Class DT4, 4.671%, 11/15/47 (e)	2,602
2,095	Series 2016-T1, Class BT1, 3.294%, 06/15/49 (e)	2,058
	Oak Hill Advisors Residential Loan Trust,
914	Series 2015-NPL2, Class A1, SUB, 3.721%, 07/25/55 (e)	916
513	Series 2015-NPL2, Class A2, SUB, 4.000%, 07/25/55 (e)	502
	Ocwen Master Advance Receivables Trust,
3,668	Series 2015-T3, Class AT3, 3.211%, 11/15/47 (e)	3,669
609	Series 2015-T3, Class CT3, 4.196%, 11/15/47 (e)	610
1,250	Series 2015-T3, Class DT3, 4.687%, 11/15/47 (e)	1,259
3,600	Series 2016-T1, Class AT1, 2.521%, 08/17/48 (e)	3,588
1,522	Series 2016-T2, Class BT2, 3.265%, 08/16/49 (e)	1,518
3,025	Series 2016-T2, Class DT2, 4.446%, 08/16/49 (e)	3,017
	Progress Residential Trust,
7,232	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	7,205
1,761	Series 2015-SFR2, Class B, 3.138%, 06/12/32 (e)	1,753
3,745	Series 2015-SFR2, Class C, 3.436%, 06/12/32 (e)	3,735

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
6,000	Series 2015-SFR2, Class D, 3.684%, 06/12/32 (e)	5,954
2,070	Series 2015-SFR2, Class E, 4.427%, 06/12/32 (e)	2,038
5,867	Series 2015-SFR3, Class A, 3.067%, 11/12/32 (e)	5,917
2,000	Series 2015-SFR3, Class C, 4.327%, 11/12/32 (e)	2,054
1,593	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	1,633
4,350	Series 2015-SFR3, Class E, 5.660%, 11/12/32 (e)	4,456
1,488	Series 2016-SFR1, Class C, VAR, 3.050%, 09/17/33 (e)	1,505
4,098	Series 2016-SFR1, Class E, VAR, 4.400%, 09/17/33 (e)	4,133
	RAMP Trust,
10	Series 2004-RS8, Class AI6, SUB, 4.980%, 08/25/34	10
373	Series 2004-RS11, Class M1, VAR, 1.522%, 11/25/34	373
687	Series 2006-RZ1, Class A3, VAR, 0.892%, 03/25/36	682
486	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	227
6,290	Rice Park Financing Trust, Series 2016-A, Class A, 4.625%, 10/31/41 (e)	6,270
902	RMAT LLC, Series 2015-NPL1, Class A1, SUB, 3.750%, 05/25/55 (e)	896
247	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	249
94	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.397%, 01/25/36	70
175	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	175
3,159	SPS Servicer Advance Receivables Trust, Series 2016-T1, Class DT1, 3.880%, 11/16/48 (e)	3,156
2,138	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2015-T3, Class DT3, 4.430%, 07/15/47 (e)	2,140
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
343	Series 2002-AL1, Class A2, 3.450%, 02/25/32	341
830	Series 2002-AL1, Class A3, 3.450%, 02/25/32	824
903	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	903
1,247	Tricon American Homes Trust, Series 2016-SFR1, Class C, 3.487%, 11/17/33 (e)	1,224
	U.S. Residential Opportunity Fund III Trust,
1,482	Series 2016-1III, Class A, SUB, 3.475%, 07/27/36 (e)	1,479
8,508	Series 2016-2III, Class A, SUB, 3.475%, 08/27/36 (e)	8,481
1,062	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	1,060
222	VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/27/54 (e)	222
5,662	VOLT L LLC, Series 2016-NP10, Class A1, SUB, 3.500%, 09/25/46 (e)	5,668
5,899	VOLT LI LLC, Series 2016-NP11, Class A1, SUB, 3.500%, 10/25/46 (e)	5,891
214	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	214
	VOLT XIX LLC,
426	Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	428
400	Series 2014-NP11, Class A2, SUB, 5.000%, 04/25/55 (e)	393
1,181	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	1,190
1,214	VOLT XLV LLC, Series 2016-NPL5, Class A1, SUB, 4.000%, 05/25/46 (e)	1,223
5,325	VOLT XLVI LLC, Series 2016-NPL6, Class A1, SUB, 3.844%, 06/25/46 (e)	5,342
1,250	VOLT XLVII LLC, Series 2016-NPL7, Class A1, SUB, 3.750%, 06/25/46 (e)	1,252
3,066	VOLT XLVIII LLC, Series 2016-NPL8, Class A1, SUB, 3.500%, 07/25/46 (e)	3,059
	VOLT XXII LLC,
466	Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	466
582	Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	571
881	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	879
4,518	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	4,512
921	VOLT XXVI LLC, Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	903

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,434		VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	1,434
1,072		VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	1,072
880		VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	883
1,478		VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	1,483
		VOLT XXXV LLC,
970		Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	970
4,789		Series 2016-NPL9, Class A1, SUB, 3.500%, 09/25/46 (e)	4,785
2,208		VOLT XXXIX LLC, Series 2015-NP13, Class A1, SUB, 4.125%, 10/25/45 (e)	2,222
		Westgate Resorts LLC,
207		Series 2015-1A, Class A, 2.750%, 05/20/27 (e)	205
3,521		Series 2015-2A, Class A, 3.200%, 07/20/28 (e)	3,507
3,820		Series 2015-2A, Class B, 4.000%, 07/20/28 (e)	3,821
6,532		Series 2016-1A, Class B, 4.500%, 12/20/28 (e)	6,552

		Total Asset-Backed Securities (Cost $313,210)	312,827

Collateralized Mortgage Obligations — 37.1%
		Agency CMO — 30.9%
		Federal Home Loan Mortgage Corp. REMIC,
2		Series 22, Class C, 9.500%, 04/15/20	2
3		Series 23, Class F, 9.600%, 04/15/20	3
1		Series 30, Class D, 9.500%, 02/15/20	1
1		Series 47, Class F, 10.000%, 06/15/20	1
3		Series 77, Class H, 8.500%, 09/15/20	3
–	(h)	Series 81, Class A, 8.125%, 11/15/20	—	(h)
1		Series 84, Class F, 9.200%, 10/15/20	1
1		Series 99, Class Z, 9.500%, 01/15/21	1
–	(h)	Series 180, Class J, HB, 1,010.000%, 09/15/21	—	(h)
–	(h)	Series 186, Class I, HB, 1,009.500%, 08/15/21	—	(h)
–	(h)	Series 189, Class K, HB, 1,009.500%, 10/15/21	—	(h)
–	(h)	Series 204, Class E, HB, IF, 1,781.449%, 05/15/23	1
–	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
1		Series 1065, Class J, 9.000%, 04/15/21	1
2		Series 1079, Class S, HB, IF, 32.170%, 05/15/21	3
–	(h)	Series 1082, Class D, HB, 1,007.780%, 05/15/21	—	(h)
1		Series 1084, Class F, VAR, 1.488%, 05/15/21	1
1		Series 1084, Class S, HB, IF, 42.803%, 05/15/21	1
2		Series 1133, Class H, 7.000%, 09/15/21	2
7		Series 1144, Class KB, 8.500%, 09/15/21	8
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
–	(h)	Series 1196, Class B, HB, IF, 1,133.280%, 01/15/22	1
14		Series 1343, Class LA, 8.000%, 08/15/22	16
7		Series 1343, Class LB, 7.500%, 08/15/22	8
21		Series 1374, Class Z, 7.000%, 10/15/22	23
6		Series 1395, Class G, 6.000%, 10/15/22	7
54		Series 1401, Class J, 7.000%, 10/15/22	58
88		Series 1466, Class PZ, 7.500%, 02/15/23	97
2		Series 1470, Class F, VAR, 1.601%, 02/15/23	2
3		Series 1505, Class QB, IF, 19.511%, 05/15/23	3
24		Series 1518, Class G, IF, 8.474%, 05/15/23	28
15		Series 1526, Class L, 6.500%, 06/15/23	17
26		Series 1541, Class O, VAR, 1.120%, 07/15/23	26
253		Series 1552, Class IA, IF, 18.178%, 08/15/23	344
7		Series 1570, Class F, VAR, 2.101%, 08/15/23	7
17		Series 1570, Class SA, HB, IF, 24.293%, 08/15/23	25
69		Series 1578, Class K, 6.900%, 09/15/23	76
8		Series 1578, Class V, IO, 7.000%, 09/15/23	1
141		Series 1591, Class PV, 6.250%, 10/15/23	154
15		Series 1602, Class SA, HB, IF, 21.001%, 10/15/23	22

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
181	Series 1628, Class LZ, 6.500%, 12/15/23	196
179	Series 1638, Class H, 6.500%, 12/15/23	203
127	Series 1644, Class K, 6.750%, 12/15/23	138
223	Series 1658, Class GZ, 7.000%, 01/15/24	246
6	Series 1671, Class QC, IF, 10.000%, 02/15/24	8
102	Series 1677, Class Z, 7.500%, 07/15/23	113
5	Series 1686, Class SH, IF, 18.027%, 02/15/24	7
89	Series 1695, Class EB, 7.000%, 03/15/24	98
12	Series 1699, Class FC, VAR, 1.138%, 03/15/24	12
22	Series 1745, Class D, 7.500%, 08/15/24	24
321	Series 1760, Class ZD, VAR, 1.260%, 02/15/24	323
36	Series 1798, Class F, 5.000%, 05/15/23	39
2	Series 1807, Class G, 9.000%, 10/15/20	2
291	Series 1813, Class I, PO, 11/15/23	273
1,125	Series 1813, Class J, IF, IO, 5.500%, 11/15/23	115
59	Series 1829, Class ZB, 6.500%, 03/15/26	64
107	Series 1863, Class Z, 6.500%, 07/15/26	122
6	Series 1865, Class D, PO, 02/15/24	5
48	Series 1899, Class ZE, 8.000%, 09/15/26	54
41	Series 1963, Class Z, 7.500%, 01/15/27	47
15	Series 1985, Class PR, IO, 8.000%, 07/15/27	2
18	Series 1987, Class PE, 7.500%, 09/15/27	20
143	Series 2033, Class J, 5.600%, 06/15/23	151
7	Series 2033, Class SN, HB, IF, 28.731%, 03/15/24	3
10	Series 2038, Class PN, IO, 7.000%, 03/15/28	2
100	Series 2040, Class PE, 7.500%, 03/15/28	114
10	Series 2042, Class T, 7.000%, 03/15/28	11
35	Series 2060, Class Z, 6.500%, 05/15/28	40
80	Series 2061, Class DC, IO, 6.500%, 06/15/28	9
7,676	Series 2065, Class PX, IO, 0.750%, 08/17/27	167
216	Series 2075, Class PH, 6.500%, 08/15/28	237
36	Series 2086, Class GB, 6.000%, 09/15/28	41
17	Series 2089, Class PJ, IO, 7.000%, 10/15/28	2
145	Series 2110, Class PG, 6.000%, 01/15/29	167
200	Series 2111, Class SB, IF, IO, 6.962%, 01/15/29	34
53	Series 2125, Class JZ, 6.000%, 02/15/29	59
127	Series 2130, Class QS, 6.000%, 03/15/29	145
23	Series 2132, Class SB, HB, IF, 28.242%, 03/15/29	40
35	Series 2132, Class ZL, 6.500%, 03/15/29	39
5	Series 2141, Class IO, IO, 7.000%, 04/15/29	1
16	Series 2163, Class PC, IO, 7.500%, 06/15/29	2
32	Series 2178, Class PB, 7.000%, 08/15/29	36
51	Series 2201, Class C, 8.000%, 11/15/29	58
5	Series 2204, Class GB, VAR, 8.000%, 12/20/29	5
196	Series 2209, Class TC, 8.000%, 01/15/30	234
105	Series 2210, Class Z, 8.000%, 01/15/30	119
26	Series 2224, Class CB, 8.000%, 03/15/30	31
21	Series 2247, Class Z, 7.500%, 08/15/30	24
186	Series 2254, Class Z, 9.000%, 09/15/30	219
105	Series 2256, Class MC, 7.250%, 09/15/30	119
121	Series 2259, Class ZM, 7.000%, 10/15/30	136
164	Series 2271, Class PC, 7.250%, 12/15/30	186
60	Series 2283, Class K, 6.500%, 12/15/23	66
41	Series 2296, Class PD, 7.000%, 03/15/31	47
682	Series 2303, Class ZD, 7.000%, 04/15/31	795

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
308		Series 2303, Class ZN, 8.500%, 04/15/29	357
17		Series 2306, Class K, PO, 05/15/24	17
44		Series 2306, Class SE, IF, IO, 8.840%, 05/15/24	8
290		Series 2344, Class ZD, 6.500%, 08/15/31	335
30		Series 2344, Class ZJ, 6.500%, 08/15/31	34
20		Series 2345, Class NE, 6.500%, 08/15/31	23
28		Series 2347, Class VP, 6.500%, 03/15/20	29
107		Series 2359, Class ZB, 8.500%, 06/15/31	125
467		Series 2367, Class ZK, 6.000%, 10/15/31	527
10		Series 2368, Class AS, IF, 19.531%, 10/15/31	13
23		Series 2372, Class F, VAR, 1.038%, 10/15/31	23
23		Series 2383, Class FD, VAR, 1.038%, 11/15/31	23
37		Series 2388, Class UZ, 8.500%, 06/15/31	42
–	(h)	Series 2391, Class QR, 5.500%, 12/15/16	—	(h)
–	(h)	Series 2394, Class MC, 6.000%, 12/15/16	—	(h)
359		Series 2399, Class TH, 6.500%, 01/15/32	396
69		Series 2410, Class OE, 6.375%, 02/15/32	75
76		Series 2410, Class QS, IF, 18.101%, 02/15/32	116
54		Series 2410, Class QX, IF, IO, 8.112%, 02/15/32	15
88		Series 2423, Class MC, 7.000%, 03/15/32	99
105		Series 2423, Class MT, 7.000%, 03/15/32	120
3		Series 2425, Class OB, 6.000%, 03/15/17	3
1,157		Series 2431, Class F, VAR, 1.038%, 03/15/32	1,162
171		Series 2433, Class SA, IF, 19.531%, 02/15/32	260
118		Series 2434, Class TC, 7.000%, 04/15/32	135
184		Series 2436, Class MC, 7.000%, 04/15/32	204
65		Series 2444, Class ES, IF, IO, 7.412%, 03/15/32	17
77		Series 2450, Class GZ, 7.000%, 05/15/32	87
74		Series 2450, Class SW, IF, IO, 7.462%, 03/15/32	17
–	(h)	Series 2458, Class QE, 5.500%, 06/15/17	—	(h)
136		Series 2462, Class NB, 6.500%, 06/15/22	147
261		Series 2464, Class FE, VAR, 1.538%, 03/15/32	269
21		Series 2470, Class SL, IF, 9.000%, 01/15/27	22
799		Series 2494, Class SX, IF, IO, 6.462%, 02/15/32	145
253		Series 2513, Class ZC, 5.500%, 10/15/32	286
150		Series 2517, Class Z, 5.500%, 10/15/32	160
67		Series 2535, Class BK, 5.500%, 12/15/22	72
20		Series 2549, Class ZG, 5.000%, 01/15/18	20
1,423		Series 2552, Class FP, VAR, 1.538%, 01/15/33	1,456
916		Series 2557, Class HL, 5.300%, 01/15/33	1,002
43		Series 2571, Class SK, HB, IF, 32.179%, 09/15/23	71
267		Series 2586, Class WI, IO, 6.500%, 03/15/33	51
57		Series 2611, Class SQ, IF, 11.924%, 05/15/33	69
53		Series 2611, Class UH, 4.500%, 05/15/18	54
71		Series 2626, Class NS, IF, IO, 6.012%, 06/15/23	2
44		Series 2631, Class SA, IF, 13.863%, 06/15/33	59
76		Series 2637, Class SA, IF, IO, 5.562%, 06/15/18	2
197		Series 2641, Class WI, IO, 5.000%, 01/15/33	6
74		Series 2650, Class PO, PO, 12/15/32	73
221		Series 2650, Class SO, PO, 12/15/32	216
84		Series 2671, Class S, IF, 13.772%, 09/15/33	109
129		Series 2692, Class SC, IF, 12.210%, 07/15/33	143
49		Series 2694, Class BA, 4.000%, 06/15/31	51
325		Series 2720, Class PC, 5.000%, 12/15/23	350
1,786		Series 2722, Class PF, VAR, 1.138%, 12/15/33	1,797
270		Series 2725, Class SC, IF, 8.276%, 11/15/33	288

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
82	Series 2744, Class TU, 5.500%, 05/15/32	83
94	Series 2756, Class NA, 5.000%, 02/15/24	101
247	Series 2802, Class ZY, 6.000%, 05/15/34	270
97	Series 2835, Class QO, PO, 12/15/32	87
28	Series 2877, Class KO, PO, 03/15/19	28
419	Series 2934, Class EC, PO, 02/15/20	408
436	Series 2934, Class HI, IO, 5.000%, 02/15/20	25
239	Series 2934, Class KI, IO, 5.000%, 02/15/20	12
64	Series 2945, Class SA, IF, 11.325%, 03/15/20	68
9,644	Series 2949, Class YZ, 5.500%, 03/15/35	10,391
119	Series 2967, Class JI, IO, 5.000%, 04/15/20	7
67	Series 2967, Class S, HB, IF, 30.865%, 04/15/25	99
10	Series 2989, Class PO, PO, 06/15/23	10
134	Series 2990, Class SL, HB, IF, 22.520%, 06/15/34	180
13	Series 2990, Class WP, IF, 15.640%, 06/15/35	15
322	Series 2994, Class FC, VAR, 0.938%, 02/15/33	322
123	Series 3022, Class SX, IF, 15.530%, 08/15/25	152
1,423	Series 3035, Class Z, 5.850%, 09/15/35	1,509
205	Series 3068, Class QB, 4.500%, 06/15/20	209
326	Series 3077, Class TO, PO, 04/15/35	292
232	Series 3117, Class EO, PO, 02/15/36	205
375	Series 3117, Class OG, PO, 02/15/36	346
234	Series 3117, Class OK, PO, 02/15/36	198
63	Series 3122, Class OH, PO, 03/15/36	58
21	Series 3122, Class ZB, 6.000%, 03/15/36	24
39	Series 3134, Class PO, PO, 03/15/36	35
1,485	Series 3137, Class XP, 6.000%, 04/15/36	1,712
158	Series 3138, Class PO, PO, 04/15/36	138
469	Series 3143, Class BC, 5.500%, 02/15/36	517
61	Series 3149, Class SO, PO, 05/15/36	50
344	Series 3151, Class PO, PO, 05/15/36	321
427	Series 3152, Class MO, PO, 03/15/36	377
219	Series 3153, Class EO, PO, 05/15/36	190
267	Series 3171, Class MO, PO, 06/15/36	248
175	Series 3179, Class OA, PO, 07/15/36	157
107	Series 3194, Class SA, IF, IO, 6.562%, 07/15/36	11
291	Series 3200, Class PO, PO, 08/15/36	257
393	Series 3210, Class PO, PO, 05/15/36	376
233	Series 3219, Class DI, IO, 6.000%, 04/15/36	47
246	Series 3232, Class ST, IF, IO, 6.162%, 10/15/36	39
465	Series 3237, Class AO, PO, 11/15/36	416
103	Series 3253, Class PO, PO, 12/15/21	102
213	Series 3260, Class CS, IF, IO, 5.602%, 01/15/37	36
88	Series 3262, Class SG, IF, IO, 5.862%, 01/15/37	11
100	Series 3274, Class JO, PO, 02/15/37	91
142	Series 3274, Class MO, PO, 02/15/37	131
77	Series 3275, Class FL, VAR, 0.978%, 02/15/37	77
2,188	Series 3282, Class YD, 5.500%, 02/15/22	2,337
55	Series 3288, Class GS, IF, 0.920%, 03/15/37	55
525	Series 3290, Class SB, IF, IO, 5.912%, 03/15/37	77
135	Series 3305, Class MB, IF, 3.018%, 07/15/34	144
90	Series 3316, Class JO, PO, 05/15/37	83
2,811	Series 3318, Class BT, IF, 7.000%, 05/15/34	3,094
1,810	Series 3322, Class NS, IF, 7.000%, 05/15/37	1,983
92	Series 3371, Class FA, VAR, 1.138%, 09/15/37	92
287	Series 3373, Class TO, PO, 04/15/37	265
351	Series 3385, Class SN, IF, IO, 5.462%, 11/15/37	42
386	Series 3387, Class SA, IF, IO, 5.882%, 11/15/37	58
284	Series 3393, Class JO, PO, 09/15/32	255
552	Series 3404, Class SC, IF, IO, 5.462%, 01/15/38	72
2,337	Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	29
120	Series 3422, Class LI, IO, 5.000%, 02/15/23	4
201	Series 3451, Class SA, IF, IO, 5.512%, 05/15/38	26
260	Series 3461, Class LZ, 6.000%, 06/15/38	291
832	Series 3481, Class SJ, IF, IO, 5.312%, 08/15/38	73
163	Series 3511, Class IO, IO, 5.000%, 12/15/21	9

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
196		Series 3511, Class SA, IF, IO, 5.462%, 02/15/39	32
614		Series 3531, Class SA, IF, IO, 5.762%, 05/15/39	69
1,014		Series 3537, Class MI, IO, 5.000%, 06/15/38	157
144		Series 3546, Class A, VAR, 2.525%, 02/15/39	147
205		Series 3549, Class FA, VAR, 1.738%, 07/15/39	209
898		Series 3572, Class JS, IF, IO, 6.262%, 09/15/39	127
335		Series 3604, Class PO, PO, 05/15/36	308
348		Series 3607, Class AO, PO, 04/15/36	319
348		Series 3607, Class BO, PO, 04/15/36	319
793		Series 3607, Class PO, PO, 05/15/37	699
406		Series 3611, Class PO, PO, 07/15/34	374
1,700		Series 3614, Class QB, 4.000%, 12/15/24	1,833
405		Series 3621, Class BO, PO, 01/15/40	359
540		Series 3621, Class PO, PO, 01/15/40	481
551		Series 3623, Class LO, PO, 01/15/40	512
1,343		Series 3632, Class BS, IF, 15.706%, 02/15/40	1,789
5,900		Series 3659, Class VG, 5.000%, 09/15/34	6,462
295		Series 3688, Class CU, VAR, 6.754%, 11/15/21	307
1,810		Series 3688, Class NI, IO, 5.000%, 04/15/32	117
2,114		Series 3704, Class DT, 7.500%, 11/15/36	2,486
1,551		Series 3704, Class ET, 7.500%, 12/15/36	1,864
2,761		Series 3714, Class IP, IO, 5.000%, 08/15/40	439
466		Series 3739, Class LI, IO, 4.000%, 03/15/34	3
1,672		Series 3740, Class SC, IF, IO, 5.462%, 10/15/40	263
2,373		Series 3747, Class CY, 4.500%, 10/15/40	2,634
1,500		Series 3747, Class PY, 4.000%, 10/15/40	1,560
3,376		Series 3753, Class PO, PO, 11/15/40	2,841
1,386		Series 3759, Class HI, IO, 4.000%, 08/15/37	83
736		Series 3760, Class GI, IO, 4.000%, 10/15/37	35
1,500		Series 3770, Class PY, 5.000%, 12/15/40	1,713
379		Series 3789, Class EZ, 4.000%, 11/15/40	378
1,728		Series 3795, Class EI, IO, 5.000%, 10/15/39	276
282		Series 3852, Class QN, IF, 5.500%, 05/15/41	291
509		Series 3852, Class TP, IF, 5.500%, 05/15/41	530
2,632		Series 3860, Class PZ, 5.000%, 05/15/41	3,075
463		Series 3895, Class WA, VAR, 5.695%, 10/15/38	522
2,149		Series 3966, Class BF, VAR, 1.038%, 10/15/40	2,161
3,444		Series 3966, Class NA, 4.000%, 12/15/41	3,655
2,036		Series 3998, Class GF, VAR, 0.988%, 05/15/36	2,044
1,000		Series 4015, Class MY, 3.500%, 03/15/42	1,025
3,532		Series 4048, Class FJ, VAR, 0.927%, 07/15/37	3,476
497		Series 4126, Class JB, 2.500%, 11/15/42	460
1,000		Series 4177, Class MQ, 2.500%, 03/15/43	910
2,826		Series 4280, Class EO, PO, 12/15/43	2,427
2,931		Series 4281, Class OB, PO, 12/15/43	2,304
4,325		Series 4580, Class PT, VAR, 7.114%, 08/15/39	4,923
		Federal Home Loan Mortgage Corp. STRIPS,
–	(h)	Series 1, Class B, IO, 8.000%, 10/15/18	—	(h)
–	(h)	Series 16, Class B, IO, 10.000%, 06/01/20	—	(h)
3		Series 134, Class B, IO, 9.000%, 04/01/22	1
1,003		Series 191, Class IO, IO, 8.000%, 01/01/28	266
406		Series 197, Class PO, PO, 04/01/28	348
504		Series 233, Class 11, IO, 5.000%, 09/15/35	91
291		Series 233, Class 12, IO, 5.000%, 09/15/35	49
684		Series 233, Class 13, IO, 5.000%, 09/15/35	126
980		Series 239, Class S30, IF, IO, 7.162%, 08/15/36	194
152		Series 243, Class 16, IO, 4.500%, 11/15/20	6
266		Series 243, Class 17, IO, 4.500%, 12/15/20	12
24,542		Series 262, Class 35, 3.500%, 07/15/42	25,274
1,366		Series 299, Class 300, 3.000%, 01/15/43	1,370

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
2,928		Series 310, Class PO, PO, 09/15/43	2,366
		Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates,
262		Series T-41, Class 3A, VAR, 5.867%, 07/25/32	289
955		Series T-42, Class A5, 7.500%, 02/25/42	1,121
59		Series T-51, Class 1A, VAR, 6.500%, 09/25/43	68
70		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	83
1,588		Series T-54, Class 2A, 6.500%, 02/25/43	1,843
757		Series T-54, Class 3A, 7.000%, 02/25/43	877
1,420		Series T-56, Class A5, 5.231%, 05/25/43	1,546
128		Series T-58, Class APO, PO, 09/25/43	107
126		Series T-59, Class 1AP, PO, 10/25/43	102
1,783		Series T-62, Class 1A1, VAR, 1.723%, 10/25/44	1,826
3,783		Series T-76, Class 2A, VAR, 3.223%, 10/25/37	3,830
		Federal National Mortgage Association - ACES,
3,309		Series 2010-M1, Class A2, 4.450%, 09/25/19	3,523
4,440		Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	4,724
9,480		Series 2011-M2, Class A3, 3.764%, 04/25/21	10,050
5,000		Series 2011-M4, Class A2, 3.726%, 06/25/21	5,300
4,000		Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	3,977
2,500		Series 2014-M3, Class A2, VAR, 3.501%, 01/25/24	2,628
1,640		Series 2014-M9, Class A2, VAR, 3.103%, 07/25/24	1,675
2,000		Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	2,036
2,392		Series 2015-M2, Class A3, VAR, 3.150%, 12/25/24	2,438
3,000		Series 2015-M3, Class A2, 2.723%, 10/25/24	2,988
1,230		Series 2015-M7, Class A2, 2.590%, 12/25/24	1,217
7,777		Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	7,808
3,091		Series 2015-M13, Class A2, VAR, 2.801%, 06/25/25	3,069
5,000		Series 2016-M2, Class AV2, 2.152%, 01/25/23	4,926
4,500		Series 2016-M6, Class A2, 2.488%, 05/25/26	4,353
		Federal National Mortgage Association Grantor Trust,
590		Series 2001-T7, Class A1, 7.500%, 02/25/41	704
24		Series 2001-T10, Class PO, PO, 12/25/41	22
459		Series 2001-T12, Class A2, 7.500%, 08/25/41	552
249		Series 2002-T4, Class A2, 7.000%, 12/25/41	284
614		Series 2002-T4, Class A3, 7.500%, 12/25/41	711
201		Series 2002-T16, Class A2, 7.000%, 07/25/42	236
399		Series 2002-T19, Class A2, 7.000%, 07/25/42	475
488		Series 2004-T1, Class 1A1, 6.000%, 01/25/44	548
371		Series 2004-T3, Class PT1, VAR, 9.110%, 01/25/44	440
		Federal National Mortgage Association REMIC,
6		Series 1988-7, Class Z, 9.250%, 04/25/18	7
1		Series 1988-11, Class D, PO, 05/25/18	1
26		Series 1988-21, Class G, 9.500%, 08/25/18	26
–	(h)	Series 1989-21, Class G, 10.450%, 04/25/19	—	(h)
3		Series 1989-27, Class Y, 6.900%, 06/25/19	3
3		Series 1989-70, Class G, 8.000%, 10/25/19	3
2		Series 1989-78, Class H, 9.400%, 11/25/19	2
1		Series 1989-89, Class H, 9.000%, 11/25/19	1
1		Series 1990-60, Class K, 5.500%, 06/25/20	1
1		Series 1990-93, Class G, 5.500%, 08/25/20	1
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	—	(h)
12		Series 1990-102, Class J, 6.500%, 08/25/20	13
1		Series 1990-134, Class SC, HB, IF, 20.724%, 11/25/20	2
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
42		Series 1991-44, Class G, 8.500%, 05/25/21	45
–	(h)	Series 1991-60, Class PM, HB, 1,009.000%, 06/25/21	—	(h)
3		Series 1992-101, Class J, 7.500%, 06/25/22	4
73		Series 1993-25, Class J, 7.500%, 03/25/23	80
36		Series 1993-27, Class S, IF, 8.875%, 02/25/23	41
13		Series 1993-31, Class K, 7.500%, 03/25/23	15
148		Series 1993-54, Class Z, 7.000%, 04/25/23	162
8		Series 1993-62, Class SA, IF, 19.131%, 04/25/23	11
8		Series 1993-97, Class FA, VAR, 1.834%, 05/25/23	8
1		Series 1993-108, Class D, PO, 02/25/23	1
19		Series 1993-162, Class F, VAR, 1.534%, 08/25/23	19
3		Series 1993-165, Class SD, IF, 13.582%, 09/25/23	4
31		Series 1993-179, Class SB, HB, IF, 27.121%, 10/25/23	47
6		Series 1993-228, Class G, PO, 09/25/23	6
5		Series 1993-230, Class FA, VAR, 1.184%, 12/25/23	5
418		Series 1994-26, Class J, PO, 01/25/24	394
44		Series 1994-37, Class L, 6.500%, 03/25/24	48
15		Series 1995-2, Class Z, 8.500%, 01/25/25	17
98		Series 1996-14, Class SE, IF, IO, 8.990%, 08/25/23	19
4		Series 1996-59, Class J, 6.500%, 08/25/22	4
26		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	1
11		Series 1997-24, Class Z, 8.000%, 04/18/27	12
9		Series 1997-27, Class J, 7.500%, 04/18/27	10
240		Series 1997-46, Class Z, 7.500%, 06/17/27	270
8		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	1
559		Series 1998-30, Class ZA, 6.500%, 05/20/28	623
85		Series 1998-36, Class ZB, 6.000%, 07/18/28	97
60		Series 1998-43, Class SA, IF, IO, 18.707%, 04/25/23	20
32		Series 1999-57, Class Z, 7.500%, 12/25/19	34
62		Series 1999-62, Class PB, 7.500%, 12/18/29	72
188		Series 2000-18, Class EC, PO, 10/25/23	179
10		Series 2000-52, Class IO, IO, 8.500%, 01/25/31	2
478		Series 2001-4, Class ZA, 6.500%, 03/25/31	554
48		Series 2001-7, Class PF, 7.000%, 03/25/31	54
60		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	14
92		Series 2001-36, Class DE, 7.000%, 08/25/31	106
219		Series 2001-38, Class FB, VAR, 1.084%, 08/25/31	219
39		Series 2001-44, Class PD, 7.000%, 09/25/31	44
87		Series 2001-44, Class PU, 7.000%, 09/25/31	98
116		Series 2001-49, Class LZ, 8.500%, 07/25/31	134
439		Series 2001-53, Class FX, VAR, 0.934%, 10/25/31	438
229		Series 2001-61, Class Z, 7.000%, 11/25/31	255
28		Series 2001-72, Class SX, IF, 16.105%, 12/25/31	39
25		Series 2002-1, Class SA, HB, IF, 23.289%, 02/25/32	42
43		Series 2002-1, Class UD, HB, IF, 22.455%, 12/25/23	63
163		Series 2002-7, Class FD, VAR, 1.284%, 04/25/29	166
1		Series 2002-9, Class ST, IF, 17.918%, 03/25/17	1
328		Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	18
18		Series 2002-13, Class ST, IF, 10.000%, 03/25/32	23
1		Series 2002-19, Class PE, 6.000%, 04/25/17	1
415		Series 2002-30, Class Z, 6.000%, 05/25/32	475
26		Series 2002-37, Class Z, 6.500%, 06/25/32	30
892		Series 2002-50, Class ZA, 6.000%, 05/25/31	960
555		Series 2002-60, Class FA, VAR, 1.334%, 02/25/31	566

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
555	Series 2002-60, Class FB, VAR, 1.334%, 02/25/31	566
23	Series 2002-62, Class ZE, 5.500%, 11/25/17	23
15	Series 2002-63, Class KC, 5.000%, 10/25/17	15
9	Series 2002-63, Class LB, 5.500%, 10/25/17	9
65	Series 2002-77, Class S, IF, 13.412%, 12/25/32	80
1,077	Series 2003-2, Class F, VAR, 1.334%, 02/25/33	1,099
337	Series 2003-7, Class A1, 6.500%, 12/25/42	385
638	Series 2003-14, Class TI, IO, 5.000%, 03/25/33	96
786	Series 2003-22, Class UD, 4.000%, 04/25/33	828
216	Series 2003-26, Class XS, IF, IO, 6.466%, 03/25/23	10
932	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	237
43	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	11
1,166	Series 2003-44, Class IU, IO, 7.000%, 06/25/33	291
24	Series 2003-52, Class SX, HB, IF, 21.197%, 10/25/31	35
449	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	84
27	Series 2003-74, Class SH, IF, 9.118%, 08/25/33	33
66	Series 2003-80, Class SY, IF, IO, 7.066%, 06/25/23	1
415	Series 2003-86, Class ZA, 5.500%, 09/25/33	462
70	Series 2003-91, Class SD, IF, 11.526%, 09/25/33	84
2,523	Series 2003-105, Class AZ, 5.500%, 10/25/33	2,815
4	Series 2003-106, Class PO, PO, 08/25/17	4
501	Series 2003-116, Class SB, IF, IO, 7.016%, 11/25/33	105
2,651	Series 2003-122, Class ZJ, 6.000%, 12/25/33	3,098
49	Series 2003-130, Class SX, IF, 10.644%, 01/25/34	58
70	Series 2003-131, Class SK, IF, 15.032%, 01/25/34	86
61	Series 2003-132, Class OA, PO, 08/25/33	58
132	Series 2003-132, Class PI, IO, 5.500%, 08/25/33	15
437	Series 2004-4, Class QI, IF, IO, 6.516%, 06/25/33	40
109	Series 2004-4, Class QM, IF, 13.032%, 06/25/33	124
177	Series 2004-10, Class SC, HB, IF, 26.263%, 02/25/34	209
633	Series 2004-17, Class H, 5.500%, 04/25/34	696
250	Series 2004-25, Class SA, IF, 17.918%, 04/25/34	353
875	Series 2004-28, Class PF, VAR, 0.984%, 03/25/34	876
313	Series 2004-36, Class SA, IF, 17.918%, 05/25/34	440
53	Series 2004-36, Class SN, IF, 13.032%, 07/25/33	59
350	Series 2004-46, Class EP, PO, 03/25/34	322
150	Series 2004-46, Class QB, HB, IF, 21.663%, 05/25/34	230
106	Series 2004-46, Class SK, IF, 14.893%, 05/25/34	133
3,273	Series 2004-50, Class VZ, 5.500%, 07/25/34	3,589
42	Series 2004-51, Class SY, IF, 13.072%, 07/25/34	56
271	Series 2004-53, Class NC, 5.500%, 07/25/24	292
138	Series 2004-59, Class BG, PO, 12/25/32	125
2,319	Series 2004-61, Class FH, VAR, 1.384%, 11/25/32	2,376
93	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	109
375	Series 2004-87, Class F, VAR, 1.334%, 01/25/34	382
988	Series 2005-7, Class LO, PO, 02/25/35	887
183	Series 2005-13, Class FL, VAR, 0.984%, 03/25/35	183
142	Series 2005-15, Class MO, PO, 03/25/35	133
15,500	Series 2005-19, Class PB, 5.500%, 03/25/35	17,886
21	Series 2005-52, Class PA, 6.500%, 06/25/35	22
651	Series 2005-56, Class S, IF, IO, 6.126%, 07/25/35	118
199	Series 2005-66, Class SG, IF, 15.914%, 07/25/35	276
705	Series 2005-66, Class SV, IF, IO, 6.166%, 07/25/35	116
318	Series 2005-67, Class HG, 5.500%, 01/25/35	333

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
648	Series 2005-68, Class PG, 5.500%, 08/25/35	720
165	Series 2005-73, Class PS, IF, 15.239%, 08/25/35	220
558	Series 2005-74, Class SK, IF, 18.523%, 05/25/35	754
428	Series 2005-84, Class XM, 5.750%, 10/25/35	460
131	Series 2005-90, Class AO, PO, 10/25/35	123
653	Series 2005-90, Class ES, IF, 15.414%, 10/25/35	838
369	Series 2005-90, Class PO, PO, 09/25/35	349
463	Series 2005-103, Class SC, IF, 10.180%, 07/25/35	509
424	Series 2005-106, Class US, HB, IF, 22.425%, 11/25/35	613
3,138	Series 2006-8, Class WN, IF, IO, 6.116%, 03/25/36	631
856	Series 2006-8, Class WQ, PO, 03/25/36	742
56	Series 2006-15, Class OT, PO, 01/25/36	54
469	Series 2006-16, Class HZ, 5.500%, 03/25/36	503
182	Series 2006-23, Class KO, PO, 04/25/36	162
456	Series 2006-27, Class OH, PO, 04/25/36	420
381	Series 2006-44, Class GO, PO, 06/25/36	348
927	Series 2006-44, Class P, PO, 12/25/33	850
215	Series 2006-50, Class JO, PO, 06/25/36	198
313	Series 2006-50, Class PS, PO, 06/25/36	286
591	Series 2006-53, Class US, IF, IO, 5.996%, 06/25/36	92
1,064	Series 2006-56, Class FT, VAR, 1.334%, 07/25/36	1,168
131	Series 2006-58, Class AP, PO, 07/25/36	121
394	Series 2006-58, Class PO, PO, 07/25/36	363
158	Series 2006-59, Class QO, PO, 01/25/33	156
177	Series 2006-60, Class DO, PO, 04/25/35	172
530	Series 2006-63, Class ZH, 6.500%, 07/25/36	616
154	Series 2006-65, Class QO, PO, 07/25/36	136
273	Series 2006-72, Class GO, PO, 08/25/36	250
142	Series 2006-72, Class HO, PO, 08/25/26	134
179	Series 2006-72, Class TO, PO, 08/25/36	166
1,794	Series 2006-77, Class PC, 6.500%, 08/25/36	2,039
350	Series 2006-78, Class BZ, 6.500%, 08/25/36	391
254	Series 2006-79, Class DO, PO, 08/25/36	232
309	Series 2006-86, Class OB, PO, 09/25/36	286
315	Series 2006-90, Class AO, PO, 09/25/36	291
1,607	Series 2006-94, Class GI, IF, IO, 6.066%, 10/25/26	246
67	Series 2006-94, Class GK, HB, IF, 30.329%, 10/25/26	108
1,829	Series 2006-105, Class ME, 5.500%, 11/25/36	2,024
195	Series 2006-110, Class PO, PO, 11/25/36	180
104	Series 2006-111, Class EO, PO, 11/25/36	94
219	Series 2006-113, Class PO, PO, 07/25/36	212
376	Series 2006-115, Class OK, PO, 12/25/36	330
473	Series 2006-117, Class GS, IF, IO, 6.066%, 12/25/36	48
264	Series 2006-118, Class A2, VAR, 0.644%, 12/25/36	259
105	Series 2006-119, Class PO, PO, 12/25/36	96
663	Series 2006-120, Class IO, IO, 6.500%, 12/25/36	139
448	Series 2006-120, Class PF, VAR, 0.834%, 12/25/36	447
656	Series 2006-126, Class AO, PO, 01/25/37	607
637	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	106
33	Series 2007-1, Class SD, HB, IF, 35.495%, 02/25/37	78
254	Series 2007-7, Class SG, IF, IO, 5.916%, 08/25/36	74
1,013	Series 2007-14, Class ES, IF, IO, 5.856%, 03/25/37	186
234	Series 2007-14, Class OP, PO, 03/25/37	209
100	Series 2007-15, Class NO, PO, 03/25/22	97

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
200	Series 2007-16, Class FC, VAR, 1.334%, 03/25/37	202
1,175	Series 2007-18, Class MZ, 6.000%, 03/25/37	1,285
186	Series 2007-22, Class SC, IF, IO, 5.496%, 03/25/37	28
80	Series 2007-39, Class EF, VAR, 0.834%, 05/25/37	80
2,867	Series 2007-46, Class ZK, 5.500%, 05/25/37	2,975
360	Series 2007-54, Class FA, VAR, 0.984%, 06/25/37	360
1,110	Series 2007-54, Class WI, IF, IO, 5.516%, 06/25/37	183
688	Series 2007-60, Class AX, IF, IO, 6.566%, 07/25/37	143
367	Series 2007-64, Class FB, VAR, 0.954%, 07/25/37	367
647	Series 2007-65, Class KI, IF, IO, 6.036%, 07/25/37	88
2,005	Series 2007-72, Class EK, IF, IO, 5.816%, 07/25/37	339
1,216	Series 2007-76, Class ZG, 6.000%, 08/25/37	1,338
318	Series 2007-78, Class CB, 6.000%, 08/25/37	353
69	Series 2007-79, Class SB, HB, IF, 21.875%, 08/25/37	98
297	Series 2007-88, Class VI, IF, IO, 5.956%, 09/25/37	54
990	Series 2007-91, Class ES, IF, IO, 5.876%, 10/25/37	130
933	Series 2007-100, Class SM, IF, IO, 5.866%, 10/25/37	163
928	Series 2007-101, Class A2, VAR, 0.749%, 06/27/36	905
183	Series 2007-106, Class A7, VAR, 6.151%, 10/25/37	203
1,810	Series 2007-112, Class SA, IF, IO, 5.866%, 12/25/37	325
1,097	Series 2007-114, Class A6, VAR, 0.784%, 10/27/37	1,096
2,339	Series 2007-116, Class HI, IO, VAR, 1.714%, 01/25/38	164
760	Series 2008-1, Class BI, IF, IO, 5.326%, 02/25/38	119
271	Series 2008-10, Class XI, IF, IO, 5.646%, 03/25/38	35
1,245	Series 2008-12, Class CO, PO, 03/25/38	1,105
383	Series 2008-16, Class IS, IF, IO, 5.616%, 03/25/38	63
164	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	5
536	Series 2008-20, Class SA, IF, IO, 6.406%, 03/25/38	105
190	Series 2008-27, Class SN, IF, IO, 6.316%, 04/25/38	30
119	Series 2008-32, Class SA, IF, IO, 6.266%, 04/25/38	16
48	Series 2008-44, Class PO, PO, 05/25/38	45
410	Series 2008-47, Class SI, IF, IO, 5.916%, 06/25/23	34
282	Series 2008-53, Class CI, IF, IO, 6.616%, 07/25/38	48
142	Series 2008-76, Class GF, VAR, 1.242%, 09/25/23	142
77	Series 2008-80, Class GP, 6.250%, 09/25/38	86
561	Series 2008-80, Class SA, IF, IO, 5.266%, 09/25/38	76
281	Series 2008-81, Class SB, IF, IO, 5.266%, 09/25/38	39
108	Series 2009-4, Class BD, 4.500%, 02/25/39	113
268	Series 2009-6, Class GS, IF, IO, 5.966%, 02/25/39	55
436	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	27
231	Series 2009-12, Class IO, IO, 4.500%, 03/25/24	9
593	Series 2009-17, Class QS, IF, IO, 6.066%, 03/25/39	93
1,872	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	332
105	Series 2009-47, Class MT, 7.000%, 07/25/39	115
704	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	118
436	Series 2009-62, Class HJ, 6.000%, 05/25/39	481
79	Series 2009-63, Class P, 5.000%, 03/25/37	85
244	Series 2009-69, Class PO, PO, 09/25/39	224
75	Series 2009-79, Class UA, 7.000%, 03/25/38	85
366	Series 2009-84, Class WS, IF, IO, 5.316%, 10/25/39	47
456	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	79
1,042	Series 2009-86, Class OT, PO, 10/25/37	916
524	Series 2009-92, Class AD, 6.000%, 11/25/39	583
260	Series 2009-99, Class SC, IF, IO, 5.596%, 12/25/39	38

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
752		Series 2009-99, Class WA, VAR, 6.296%, 12/25/39	854
2,793		Series 2009-103, Class MB, VAR, 2.945%, 12/25/39	2,970
613		Series 2009-112, Class ST, IF, IO, 5.666%, 01/25/40	91
466		Series 2009-113, Class FB, VAR, 1.134%, 01/25/40	468
2,063		Series 2010-1, Class WA, VAR, 6.212%, 02/25/40	2,369
1,429		Series 2010-16, Class WA, VAR, 6.438%, 03/25/40	1,658
2,798		Series 2010-16, Class WB, VAR, 6.236%, 03/25/40	3,198
523		Series 2010-23, Class KS, IF, IO, 6.516%, 02/25/40	69
605		Series 2010-35, Class SB, IF, IO, 5.836%, 04/25/40	79
315		Series 2010-39, Class OT, PO, 10/25/35	288
589		Series 2010-40, Class FJ, VAR, 1.184%, 04/25/40	594
244		Series 2010-42, Class S, IF, IO, 5.816%, 05/25/40	33
926		Series 2010-43, Class FD, VAR, 1.184%, 05/25/40	934
851		Series 2010-49, Class SC, IF, 11.492%, 03/25/40	1,059
654		Series 2010-61, Class WA, VAR, 5.949%, 06/25/40	742
2,651		Series 2010-68, Class SA, IF, IO, 4.416%, 07/25/40	293
1,085		Series 2010-103, Class ME, 4.000%, 09/25/40	1,126
1,556		Series 2010-103, Class SB, IF, IO, 5.516%, 11/25/49	222
2,000		Series 2010-111, Class AM, 5.500%, 10/25/40	2,267
206		Series 2010-123, Class FL, VAR, 1.014%, 11/25/40	206
2,653		Series 2010-125, Class SA, IF, IO, 3.856%, 11/25/40	232
2,721		Series 2010-130, Class CY, 4.500%, 11/25/40	2,998
4,304		Series 2010-147, Class SA, IF, IO, 5.946%, 01/25/41	944
434		Series 2010-148, Class MA, 4.000%, 02/25/39	445
394		Series 2011-2, Class WA, VAR, 5.827%, 02/25/51	428
1,674		Series 2011-20, Class MW, 5.000%, 03/25/41	1,899
6,546		Series 2011-21, Class CV, 4.500%, 09/25/26	6,551
2,579		Series 2011-30, Class LS, IO, VAR, 1.869%, 04/25/41	188
2,533		Series 2011-39, Class ZA, 6.000%, 11/25/32	2,852
539		Series 2011-43, Class WA, VAR, 5.810%, 05/25/51	605
1,457		Series 2011-47, Class ZA, 5.500%, 07/25/38	1,588
1,126		Series 2011-56, Class VA, 5.000%, 09/25/40	1,136
1,363		Series 2011-58, Class WA, VAR, 5.450%, 07/25/51	1,503
386		Series 2011-75, Class FA, VAR, 1.134%, 08/25/41	391
2,165		Series 2011-118, Class LB, 7.000%, 11/25/41	2,543
3,823		Series 2011-118, Class MT, 7.000%, 11/25/41	4,488
3,758		Series 2011-118, Class NT, 7.000%, 11/25/41	4,433
1,523		Series 2012-21, Class WA, VAR, 5.634%, 03/25/52	1,694
1,887		Series 2012-58, Class FA, VAR, 1.084%, 03/25/39	1,893
2,563		Series 2012-99, Class BY, 2.500%, 09/25/42	2,260
682		Series 2013-2, Class LZ, 3.000%, 02/25/43	643
5,533		Series 2013-4, Class AJ, 3.500%, 02/25/43	5,634
3,159		Series 2013-92, Class PO, PO, 09/25/43	2,525
3,153		Series 2013-101, Class DO, PO, 10/25/43	2,499
5,901		Series 2013-135, Class PO, PO, 01/25/44	4,942
928		Series 2014-44, Class B, 2.500%, 08/25/34	880
1,773		Series 2015-85, Class HD, 3.000%, 11/25/45	1,708
4,621		Series 2015-91, Class AC, VAR, 7.500%, 12/25/36	5,304
14,322		Series 2016-33, Class JA, 3.000%, 07/25/45	14,642
7,127		Series 2016-38, Class NA, 3.000%, 01/25/46	7,262
24		Series G92-7, Class JQ, 8.500%, 01/25/22	26
2		Series G92-12, Class B, 7.700%, 02/25/22	3
4		Series G92-14, Class Z, 7.000%, 02/25/22	4
–	(h)	Series G92-27, Class SQ, HB, IF, 11,313.926%, 05/25/22	1

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
7		Series G92-42, Class Z, 7.000%, 07/25/22	7
8		Series G92-44, Class ZQ, 8.000%, 07/25/22	8
26		Series G92-54, Class ZQ, 7.500%, 09/25/22	28
61		Series G92-61, Class Z, 7.000%, 10/25/22	67
7		Series G92-62, Class B, PO, 10/25/22	6
43		Series G93-1, Class KA, 7.900%, 01/25/23	48
29		Series G93-17, Class SI, IF, 6.000%, 04/25/23	32
245		Series G94-7, Class PJ, 7.500%, 05/17/24	278
48		Series G97-2, Class ZA, 8.500%, 02/17/27	58
		Federal National Mortgage Association REMIC Trust,
788		Series 2001-W3, Class A, VAR, 6.492%, 09/25/41	868
3,582		Series 2002-W10, Class IO, IO, VAR, 0.934%, 08/25/42	125
311		Series 2003-W1, Class 1A1, VAR, 5.601%, 12/25/42	341
196		Series 2003-W1, Class 2A, VAR, 6.234%, 12/25/42	221
45		Series 2003-W4, Class 2A, VAR, 6.221%, 10/25/42	51
1,345		Series 2004-W4, Class A7, 5.500%, 06/25/34	1,457
725		Series 2004-W11, Class 1A1, 6.000%, 05/25/44	836
293		Series 2006-W3, Class 1AF1, VAR, 0.824%, 10/25/46	293
347		Series 2006-W3, Class 2A, 6.000%, 09/25/46	384
594		Series 2007-W2, Class 1A1, VAR, 0.904%, 03/25/37	594
299		Series 2007-W3, Class 1A3, 6.750%, 04/25/37	328
45		Series 2007-W7, Class 1A4, HB, IF, 35.675%, 07/25/37	67
2,161		Series 2009-W1, Class A, 6.000%, 12/25/49	2,449
		Federal National Mortgage Association STRIPS,
–	(h)	Series 23, Class 2, IO, 10.000%, 09/25/17	—	(h)
–	(h)	Series 59, Class 2, IO, 9.500%, 07/25/17	—	(h)
160		Series 213, Class 2, IO, 8.000%, 03/25/23	31
217		Series 218, Class 2, IO, 7.500%, 04/25/23	37
6		Series 265, Class 2, 9.000%, 03/25/24	7
11		Series 285, Class 1, PO, 02/25/27	10
416		Series 293, Class 1, PO, 12/25/24	366
219		Series 300, Class 1, PO, 09/25/24	191
271		Series 331, Class 13, IO, 7.000%, 11/25/32	59
130		Series 339, Class 18, IO, 4.500%, 07/25/18	3
129		Series 339, Class 21, IO, 4.500%, 08/25/18	3
99		Series 339, Class 28, IO, 5.500%, 08/25/18	2
137		Series 345, Class 6, IO, VAR, 5.000%, 12/25/33	27
278		Series 345, Class 24, IO, VAR, 5.000%, 08/25/22	8
302		Series 351, Class 7, IO, VAR, 5.000%, 04/25/34	62
381		Series 356, Class 3, IO, 5.000%, 01/25/35	69
440		Series 356, Class 39, IO, 5.000%, 01/25/20	22
516		Series 365, Class 8, IO, 5.500%, 05/25/36	111
50		Series 368, Class 3, IO, 4.500%, 11/25/20	2
3,027		Series 373, Class 1, PO, 07/25/36	2,674
181		Series 374, Class 5, IO, 5.500%, 08/25/36	41
451		Series 383, Class 32, IO, 6.000%, 01/25/38	93
84		Series 393, Class 6, IO, 5.500%, 04/25/37	16
2,436		Series 412, Class F2, VAR, 1.084%, 08/25/42	2,422
		Federal National Mortgage Association Trust,
340		Series 2003-W2, Class 1A1, 6.500%, 07/25/42	386
307		Series 2003-W8, Class 2A, 7.000%, 10/25/42	359
299		Series 2003-W8, Class 3F1, VAR, 0.984%, 05/25/42	296
446		Series 2004-W1, Class 2A2, 7.000%, 12/25/33	515
397		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	458
801		Series 2005-W3, Class 2AF, VAR, 0.804%, 03/25/45	780
304		Series 2005-W4, Class 1A1, 6.000%, 08/25/45	342

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,944	Series 2005-W4, Class 3A, VAR, 2.651%, 06/25/45	2,026
437	Series 2006-W2, Class 1AF1, VAR, 0.804%, 02/25/46	437
	Government National Mortgage Association,
456	Series 1994-7, Class PQ, 6.500%, 10/16/24	516
161	Series 1999-4, Class ZB, 6.000%, 02/20/29	180
83	Series 2000-9, Class Z, 8.000%, 06/20/30	97
381	Series 2000-9, Class ZJ, 8.500%, 02/16/30	446
339	Series 2000-21, Class Z, 9.000%, 03/16/30	408
26	Series 2000-36, Class HC, 7.330%, 11/20/30	30
9	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	1
560	Series 2001-21, Class PE, 6.500%, 05/16/31	637
100	Series 2001-31, Class SJ, HB, IF, 26.034%, 02/20/31	174
82	Series 2001-35, Class SA, IF, IO, 7.708%, 08/16/31	25
87	Series 2001-36, Class S, IF, IO, 7.508%, 08/16/31	27
341	Series 2002-4, Class TD, 7.000%, 01/20/32	404
298	Series 2002-24, Class AG, IF, IO, 7.408%, 04/16/32	60
81	Series 2002-24, Class SB, IF, 11.112%, 04/16/32	101
264	Series 2002-24, Class Z, 8.500%, 04/16/32	299
503	Series 2002-31, Class SE, IF, IO, 6.958%, 04/16/30	84
19	Series 2002-33, Class SY, IF, 9.000%, 02/26/23	23
178	Series 2002-40, Class UK, 6.500%, 06/20/32	205
58	Series 2002-41, Class LS, IF, 9.000%, 06/16/32	75
100	Series 2002-45, Class QE, 6.500%, 06/20/32	116
125	Series 2002-47, Class PG, 6.500%, 07/16/32	144
21	Series 2002-70, Class PS, IF, IO, 7.138%, 08/20/32	—	(h)
577	Series 2003-11, Class SK, IF, IO, 7.158%, 02/16/33	97
15	Series 2003-24, Class PO, PO, 03/16/33	13
492	Series 2003-41, Class ID, IO, 5.500%, 05/20/33	96
77	Series 2003-46, Class IH, IO, 5.500%, 12/20/32	1
38	Series 2003-90, Class PO, PO, 10/20/33	34
554	Series 2003-112, Class SA, IF, IO, 6.008%, 12/16/33	111
135	Series 2004-28, Class S, IF, 18.172%, 04/16/34	198
190	Series 2004-46, Class AO, PO, 06/20/34	174
50	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	55
97	Series 2004-73, Class AE, IF, 13.737%, 08/17/34	115
1,783	Series 2004-73, Class JL, IF, IO, 6.008%, 09/16/34	316
604	Series 2004-90, Class SI, IF, IO, 5.538%, 10/20/34	88
137	Series 2005-24, Class ST, IF, 7.500%, 01/17/34	146
359	Series 2005-26, Class VI, IO, 5.500%, 01/20/35	14
106	Series 2005-35, Class FL, VAR, 0.912%, 03/20/32	106
1,964	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	364
237	Series 2005-68, Class DP, IF, 15.128%, 06/17/35	299
1,192	Series 2005-68, Class KI, IF, IO, 5.738%, 09/20/35	205
1,478	Series 2005-72, Class AZ, 5.500%, 09/20/35	1,633
494	Series 2005-85, Class IO, IO, 5.500%, 11/16/35	117
214	Series 2006-16, Class OP, PO, 03/20/36	198
142	Series 2006-22, Class AO, PO, 05/20/36	131
125	Series 2006-34, Class PO, PO, 07/20/36	114
431	Series 2006-38, Class SW, IF, IO, 5.938%, 06/20/36	47
184	Series 2006-59, Class SD, IF, IO, 6.138%, 10/20/36	29
1,157	Series 2007-17, Class JI, IF, IO, 6.268%, 04/16/37	221
159	Series 2007-17, Class JO, PO, 04/16/37	135
104	Series 2007-25, Class FN, VAR, 0.842%, 05/16/37	104
596	Series 2007-26, Class SC, IF, IO, 5.638%, 05/20/37	117

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
15	Series 2007-27, Class MI, IO, 5.500%, 09/20/36	—	(h)
30	Series 2007-28, Class BO, PO, 05/20/37	25
581	Series 2007-31, Class AO, PO, 05/16/37	541
35	Series 2007-36, Class HO, PO, 06/16/37	32
703	Series 2007-36, Class SE, IF, IO, 5.928%, 06/16/37	128
856	Series 2007-36, Class SG, IF, IO, 5.908%, 06/20/37	175
606	Series 2007-40, Class SD, IF, IO, 6.188%, 07/20/37	102
603	Series 2007-42, Class SB, IF, IO, 6.188%, 07/20/37	117
242	Series 2007-45, Class QA, IF, IO, 6.078%, 07/20/37	44
413	Series 2007-50, Class AI, IF, IO, 6.213%, 08/20/37	61
83	Series 2007-53, Class SW, IF, 18.520%, 09/20/37	114
642	Series 2007-57, Class PO, PO, 03/20/37	582
243	Series 2007-71, Class SB, IF, IO, 6.138%, 07/20/36	10
1,424	Series 2007-74, Class SL, IF, IO, 5.998%, 11/16/37	220
466	Series 2007-76, Class SA, IF, IO, 5.968%, 11/20/37	81
686	Series 2007-79, Class SY, IF, IO, 5.988%, 12/20/37	121
90	Series 2008-1, Class PO, PO, 01/20/38	78
358	Series 2008-2, Class MS, IF, IO, 6.618%, 01/16/38	82
261	Series 2008-10, Class S, IF, IO, 5.268%, 02/20/38	44
1,106	Series 2008-13, Class PI, IO, 5.500%, 02/16/38	232
169	Series 2008-20, Class PO, PO, 09/20/37	157
173	Series 2008-29, Class PO, PO, 02/17/33	163
546	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	70
241	Series 2008-33, Class XS, IF, IO, 7.158%, 04/16/38	52
1,500	Series 2008-36, Class AY, 5.000%, 04/16/23	1,547
594	Series 2008-36, Class SH, IF, IO, 5.738%, 04/20/38	92
2,126	Series 2008-40, Class SA, IF, IO, 5.858%, 05/16/38	387
303	Series 2008-55, Class SA, IF, IO, 5.638%, 06/20/38	54
97	Series 2008-60, Class PO, PO, 01/20/38	95
1,765	Series 2008-62, Class SA, IF, IO, 5.588%, 07/20/38	292
118	Series 2008-71, Class SC, IF, IO, 5.438%, 08/20/38	16
453	Series 2008-93, Class AS, IF, IO, 5.138%, 12/20/38	63
1,192	Series 2008-95, Class DS, IF, IO, 6.738%, 12/20/38	231
340	Series 2008-96, Class SL, IF, IO, 5.438%, 12/20/38	48
383	Series 2009-6, Class SA, IF, IO, 5.558%, 02/16/39	66
692	Series 2009-10, Class SA, IF, IO, 5.388%, 02/20/39	93
360	Series 2009-10, Class SL, IF, IO, 5.958%, 03/16/34	12
2,148	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	504
418	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	99
483	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	122
255	Series 2009-24, Class DS, IF, IO, 5.738%, 03/20/39	19
292	Series 2009-25, Class SE, IF, IO, 7.038%, 09/20/38	57
167	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	31
374	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	76
870	Series 2009-42, Class SC, IF, IO, 5.518%, 06/20/39	132
443	Series 2009-43, Class SA, IF, IO, 5.388%, 06/20/39	74
2,647	Series 2009-54, Class JZ, 5.500%, 07/20/39	2,905
792	Series 2009-64, Class SN, IF, IO, 5.558%, 07/16/39	86
172	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	26
658	Series 2009-67, Class SA, IF, IO, 5.508%, 08/16/39	94
1,150	Series 2009-72, Class SM, IF, IO, 5.708%, 08/16/39	202
419	Series 2009-79, Class OK, PO, 11/16/37	385
1,126	Series 2009-102, Class SM, IF, IO, 5.858%, 06/16/39	85
1,019	Series 2009-104, Class AB, 7.000%, 08/16/39	1,131

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,328	Series 2009-106, Class AS, IF, IO, 5.858%, 11/16/39	211
1,573	Series 2009-106, Class ST, IF, IO, 5.438%, 02/20/38	269
1,356	Series 2009-121, Class VA, 5.500%, 11/20/20	1,409
140	Series 2010-14, Class AO, PO, 12/20/32	134
222	Series 2010-14, Class BO, PO, 11/20/35	194
1,493	Series 2010-14, Class CO, PO, 08/20/35	1,352
478	Series 2010-14, Class QP, 6.000%, 12/20/39	494
1,755	Series 2010-41, Class WA, VAR, 5.824%, 10/20/33	1,978
868	Series 2010-103, Class WA, VAR, 5.725%, 08/20/34	969
941	Series 2010-129, Class AW, VAR, 6.104%, 04/20/37	1,048
846	Series 2010-130, Class CP, 7.000%, 10/16/40	981
2,516	Series 2010-157, Class OP, PO, 12/20/40	2,103
31,755	Series 2010-H17, Class XQ, VAR, 5.239%, 07/20/60	33,300
2,300	Series 2011-22, Class WA, VAR, 5.942%, 02/20/37	2,549
2,822	Series 2011-97, Class WA, VAR, 6.110%, 11/20/38	3,167
3,729	Series 2011-137, Class WA, VAR, 5.542%, 07/20/40	4,161
2,766	Series 2011-163, Class WA, VAR, 5.859%, 12/20/38	3,126
4,906	Series 2012-24, Class WA, VAR, 5.580%, 07/20/41	5,549
5,472	Series 2012-52, Class WA, VAR, 6.147%, 04/20/38	6,274
1,291	Series 2012-59, Class WA, VAR, 5.574%, 08/20/38	1,465
7,368	Series 2012-138, Class PT, VAR, 3.958%, 11/16/42	7,487
7,500	Series 2012-141, Class WA, VAR, 4.524%, 11/16/41	8,149
7,531	Series 2012-141, Class WB, VAR, 3.958%, 09/16/42	7,791
4,694	Series 2012-141, Class WC, VAR, 3.723%, 01/20/42	4,882
18,739	Series 2012-H10, Class FA, VAR, 1.081%, 12/20/61	18,686
2,694	Series 2012-H15, Class FA, VAR, 0.981%, 05/20/62	2,694
12,476	Series 2012-H21, Class CF, VAR, 1.231%, 05/20/61	12,488
13,097	Series 2012-H21, Class DF, VAR, 1.181%, 05/20/61	13,102
6,509	Series 2012-H22, Class FD, VAR, 1.001%, 01/20/61	6,497
4,903	Series 2012-H24, Class FA, VAR, 0.981%, 03/20/60	4,901
6,855	Series 2012-H24, Class FD, VAR, 1.121%, 09/20/62	6,855
3,098	Series 2012-H24, Class FG, VAR, 0.961%, 04/20/60	3,092
5,972	Series 2012-H26, Class JA, VAR, 1.081%, 10/20/61	5,980
10,252	Series 2012-H26, Class MA, VAR, 1.081%, 07/20/62	10,223
5,249	Series 2012-H27, Class FB, VAR, 1.031%, 10/20/62	5,236
7,952	Series 2012-H28, Class FA, VAR, 1.111%, 09/20/62	7,947
1,398	Series 2012-H30, Class JA, VAR, 1.011%, 01/20/60	1,398
1,091	Series 2012-H30, Class PA, VAR, 0.981%, 11/20/59	1,091
8,080	Series 2012-H31, Class FD, VAR, 0.871%, 12/20/62	7,996
2,754	Series 2013-26, Class AK, VAR, 4.658%, 09/20/41	2,964
3,495	Series 2013-54, Class WA, VAR, 4.714%, 11/20/42	3,811
1,107	Series 2013-75, Class WA, VAR, 5.219%, 06/20/40	1,212
10,374	Series 2013-H01, Class FA, 1.650%, 01/20/63	10,362
4,692	Series 2013-H01, Class JA, VAR, 0.851%, 01/20/63	4,635
4,526	Series 2013-H01, Class TA, VAR, 1.031%, 01/20/63	4,530
404	Series 2013-H02, Class HF, VAR, 0.831%, 11/20/62	404
1,629	Series 2013-H03, Class FA, VAR, 0.831%, 08/20/60	1,628
13,986	Series 2013-H04, Class BA, 1.650%, 02/20/63	13,897
3,148	Series 2013-H04, Class SA, VAR, 0.951%, 02/20/63	3,114
1,313	Series 2013-H05, Class FB, VAR, 0.931%, 02/20/62	1,312
2,273	Series 2013-H07, Class GA, VAR, 1.001%, 03/20/63	2,259
5,856	Series 2013-H07, Class HA, VAR, 0.941%, 03/20/63	5,806
12,438	Series 2013-H07, Class JA, 1.750%, 03/20/63	12,419
3,663	Series 2013-H07, Class MA, VAR, 1.081%, 04/20/62	3,669

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,090	Series 2013-H08, Class BF, VAR, 0.931%, 03/20/63	2,071
4,387	Series 2013-H08, Class FC, VAR, 0.981%, 02/20/63	4,357
5,500	Series 2013-H09, Class HA, 1.650%, 04/20/63	5,447
2,824	Series 2014-188, Class W, VAR, 4.669%, 10/20/41	3,085
1,087	Series 2014-H17, Class FC, VAR, 1.031%, 07/20/64	1,079
1,952	Series 2015-91, Class W, VAR, 5.238%, 05/20/40	2,154
773	Series 2015-137, Class WA, VAR, 5.480%, 01/20/38	863
6,694	Series 2015-H23, Class FB, VAR, 1.051%, 09/20/65	6,648
6,002	Series 2015-H26, Class FG, VAR, 1.051%, 10/20/65	5,959
11,729	Series 2015-H29, Class FL, VAR, 1.131%, 11/20/65	11,695
4,769	Series 2015-H32, Class FH, VAR, 1.191%, 12/20/65	4,770
12,234	Series 2016-90, Class LI, IO, 4.000%, 07/20/46	2,851
5,320	Series 2016-H07, Class FA, VAR, 1.281%, 03/20/66	5,345
9,622	Series 2016-H07, Class FQ, VAR, 1.231%, 03/20/66	9,644
2,517	Series 2016-H11, Class FD, VAR, 1.630%, 05/20/66	2,520
9,432	Series 2016-H13, Class FD, VAR, 1.040%, 05/20/66	9,402
6,766	Series 2016-H13, Class FT, VAR, 1.142%, 05/20/66	6,756
8,939	Series 2016-H16, Class FC, VAR, 1.615%, 07/20/66	8,934
5,983	Series 2016-H17, Class FC, VAR, 1.361%, 08/20/66	5,983
	Vendee Mortgage Trust,
2,389	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	2,637
378	Series 1996-1, Class 1Z, 6.750%, 02/15/26	429
203	Series 1996-2, Class 1Z, 6.750%, 06/15/26	228
410	Series 1997-1, Class 2Z, 7.500%, 02/15/27	472
303	Series 1998-1, Class 2E, 7.000%, 03/15/28	354

		824,788

	Non-Agency CMO — 6.2%
2,406	Access PT Funding Trust, Series 2016-1, 6.250%, 02/16/21	2,403
909	Ajax Mortgage Loan Trust, Series 2015-B, Class A, SUB, 3.875%, 07/25/60 (e)	909
	Alternative Loan Trust,
413	Series 2002-11, Class M, 6.500%, 10/25/32	407
1,370	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,362
20	Series 2004-J3, Class 4A1, 4.750%, 04/25/19	20
782	Series 2005-1CB, Class 1A6, IF, IO, 6.508%, 03/25/35	158
4,029	Series 2005-20CB, Class 3A8, IF, IO, 4.158%, 07/25/35	477
2,949	Series 2005-22T1, Class A2, IF, IO, 4.478%, 06/25/35	447
125	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	93
5,584	Series 2005-37T1, Class A2, IF, IO, 4.458%, 09/25/35	875
860	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	798
5,128	Series 2005-54CB, Class 1A2, IF, IO, 4.258%, 11/25/35	637
25	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	25
555	Series 2005-57CB, Class 3A2, IF, IO, 4.508%, 12/25/35	78
428	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	395
492	Series 2005-86CB, Class A11, 5.500%, 02/25/36	423
960	Series 2005-J1, Class 1A4, IF, IO, 4.508%, 02/25/35	45
15,085	Series 2006-7CB, Class 1A2, IF, IO, 4.708%, 05/25/36	3,144
578	Series 2006-26CB, Class A9, 6.500%, 09/25/36	488
	American General Mortgage Loan Trust,
132	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	136
166	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	166
	Angel Oak Mortgage Trust LLC,
940	Series 2015-1, Class A, SUB, 4.500%, 11/25/45 (e)	946
1,333	Series 2015-1, Class M, SUB, 5.500%, 11/25/45 (e)	1,332
	ASG Resecuritization Trust,
92	Series 2009-1, Class A60, VAR, 2.565%, 06/26/37 (e)	91
865	Series 2009-3, Class A65, VAR, 2.450%, 03/26/37 (e)	861

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,051	Series 2010-2, Class A60, VAR, 2.064%, 01/28/37 (e)	1,043
485	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	405
914	Series 2011-1, Class 3A50, VAR, 3.295%, 11/28/35 (e)	903
	Banc of America Alternative Loan Trust,
291	Series 2003-11, Class 2A1, 6.000%, 01/25/34	299
169	Series 2003-11, Class PO, PO, 01/25/34	134
355	Series 2004-1, Class 1A1, 6.000%, 02/25/34	376
39	Series 2004-1, Class 5A1, 5.500%, 02/25/19	39
1,626	Series 2005-1, Class CBIO, IO, 5.500%, 02/25/35	339
1,371	Series 2005-12, Class CBIO, IO, 5.750%, 01/25/36	276
	Banc of America Funding Trust,
114	Series 2004-1, Class PO, PO, 03/25/34	90
391	Series 2004-3, Class 1A1, 5.500%, 10/25/34	400
389	Series 2004-C, Class 1A1, VAR, 3.194%, 12/20/34	381
414	Series 2005-1, Class 30IO, IO, 5.500%, 02/25/35	74
68	Series 2005-4, Class 30PO, PO, 08/25/35	57
312	Series 2005-6, Class 2A7, 5.500%, 10/25/35	298
36	Series 2005-7, Class 30PO, PO, 11/25/35	28
151	Series 2005-8, Class 30PO, PO, 01/25/36	111
866	Series 2005-E, Class 4A1, VAR, 3.047%, 03/20/35	869
371	Series 2010-R11A, Class 1A6, VAR, 4.992%, 08/26/35 (e)	371
	Banc of America Mortgage Trust,
508	Series 2003-A, Class 4A1, VAR, 2.899%, 02/25/33	503
156	Series 2003-C, Class 3A1, VAR, 3.181%, 04/25/33	157
751	Series 2003-E, Class 2A2, VAR, 3.276%, 06/25/33	748
580	Series 2003-J, Class 3A2, VAR, 3.248%, 11/25/33	578
219	Series 2004-3, Class 15IO, IO, VAR, 0.231%, 04/25/19	1
50	Series 2004-4, Class APO, PO, 05/25/34	42
2,514	Series 2004-5, Class 15IO, IO, VAR, 0.229%, 06/25/19	3
21	Series 2004-9, Class 3A1, 6.500%, 09/25/32	22
399	Series 2004-C, Class 2A2, VAR, 3.210%, 04/25/34	396
387	Series 2004-J, Class 3A1, VAR, 3.645%, 11/25/34	381
	BCAP LLC Trust,
346	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	355
89	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	89
605	Series 2009-RR14, Class 3A2, VAR, 2.902%, 08/26/35 (e)	606
174	Series 2010-RR5, Class 2A5, VAR, 5.402%, 04/26/37 (e)	174
86	Series 2010-RR7, Class 1A5, VAR, 3.046%, 04/26/35 (e)	85
2,865	Series 2010-RR7, Class 2A1, VAR, 2.625%, 07/26/45 (e)	2,844
533	Series 2010-RR8, Class 3A4, VAR, 3.086%, 05/26/35 (e)	527
141	Series 2010-RR12, Class 2A5, VAR, 2.931%, 01/26/36 (e)	141
87	Series 2010-RR12, Class 4A5, VAR, 3.231%, 10/26/36 (e)	86
160	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	160
677	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	681
172	Series 2011-RR5, Class 11A3, VAR, 0.684%, 05/28/36 (e)	171
597	Series 2011-RR10, Class 2A1, VAR, 1.399%, 09/26/37 (e)	579
370	Series 2012-RR1, Class 5A1, VAR, 8.104%, 07/26/37 (e)	384
705	Series 2012-RR3, Class 2A5, VAR, 2.445%, 05/26/37 (e)	703
291	Series 2012-RR4, Class 8A3, VAR, 0.756%, 06/26/47 (e)	286
2,136	Series 2012-RR10, Class 1A1, VAR, 0.764%, 02/26/37 (e)	2,078
291	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, VAR, 1.092%, 03/25/35	285
	Bear Stearns ARM Trust,
268	Series 2003-4, Class 3A1, VAR, 3.059%, 07/25/33	268
172	Series 2003-7, Class 3A, VAR, 2.930%, 10/25/33	169
432	Series 2004-1, Class 12A1, VAR, 3.140%, 04/25/34	427
183	Series 2004-2, Class 14A, VAR, 3.367%, 05/25/34	182

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
791	Series 2005-5, Class A1, VAR, 2.580%, 08/25/35	795
1,220	Series 2006-1, Class A1, VAR, 2.910%, 02/25/36	1,212
545	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A1, SUB, 5.750%, 10/25/33	560
66	Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates, Series 2003-9, Class 1P, PO, 11/25/33	59
	Chase Mortgage Finance Trust,
2,436	Series 2007-A1, Class 1A3, VAR, 3.129%, 02/25/37	2,406
214	Series 2007-A1, Class 2A1, VAR, 3.086%, 02/25/37	213
246	Series 2007-A1, Class 7A1, VAR, 3.052%, 02/25/37	245
662	Series 2007-A1, Class 9A1, VAR, 3.035%, 02/25/37	656
545	Series 2007-A2, Class 2A1, VAR, 3.113%, 07/25/37	542
	CHL Mortgage Pass-Through Trust,
228	Series 2002-36, Class A22, 6.000%, 01/25/33	231
289	Series 2004-3, Class A26, 5.500%, 04/25/34	290
53	Series 2004-3, Class PO, PO, 04/25/34	48
787	Series 2004-5, Class 1A4, 5.500%, 06/25/34	813
103	Series 2004-7, Class 2A1, VAR, 2.953%, 06/25/34	101
465	Series 2004-13, Class 1A4, 5.500%, 08/25/34	477
140	Series 2004-HYB1, Class 2A, VAR, 2.892%, 05/20/34	133
640	Series 2004-HYB3, Class 2A, VAR, 2.771%, 06/20/34	608
431	Series 2004-HYB6, Class A3, VAR, 3.092%, 11/20/34	412
54	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	54
221	Series 2005-16, Class A23, 5.500%, 09/25/35	208
1,142	Series 2005-22, Class 2A1, VAR, 3.159%, 11/25/35	937
3,115	Series 2007-4, Class 1A52, IF, IO, 4.808%, 05/25/37	558
59	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-6, Class APO, PO, 09/25/35	51
	Citigroup Global Markets Mortgage Securities VII, Inc.,
391	Series 2003-HYB1, Class A, VAR, 3.240%, 09/25/33	387
4	Series 2003-UP2, Class PO1, PO, 12/25/18	4
	Citigroup Mortgage Loan Trust,
754	Series 2008-AR4, Class 1A1A, VAR, 2.996%, 11/25/38 (e)	751
440	Series 2009-8, Class 4A1, 6.000%, 11/25/36 (e)	449
689	Series 2009-10, Class 1A1, VAR, 2.779%, 09/25/33 (e)	693
510	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	523
482	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	486
47	Series 2010-7, Class 10A1, VAR, 2.770%, 02/25/35 (e)	47
214	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	214
432	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	432
724	Series 2015-A, Class B2, VAR, 4.500%, 06/25/58 (e)	706
	Citigroup Mortgage Loan Trust, Inc.,
124	Series 2003-1, Class 2A5, 5.250%, 10/25/33	126
71	Series 2003-1, Class PO3, PO, 09/25/33	63
13	Series 2003-1, Class WA2, 6.500%, 06/25/31	13
9	Series 2003-1, Class WPO2, PO, 06/25/31	8
19	Series 2003-UP3, Class A3, 7.000%, 09/25/33	19
45	Series 2003-UST1, Class A1, 5.500%, 12/25/18	45
8	Series 2003-UST1, Class PO1, PO, 12/25/18	7
2	Series 2003-UST1, Class PO3, PO, 12/25/18	2
246	Series 2004-UST1, Class A3, VAR, 2.910%, 08/25/34	246
187	Series 2004-UST1, Class A6, VAR, 2.796%, 08/25/34	180
203	Series 2005-1, Class 2A1A, VAR, 2.863%, 02/25/35	150
508	Series 2005-2, Class 2A11, 5.500%, 05/25/35	519
599	Series 2005-5, Class 1A2, VAR, 3.775%, 08/25/35	404

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Credit Suisse First Boston Mortgage Securities Corp.,
775	Series 2003-1, Class DB1, VAR, 6.735%, 02/25/33	788
261	Series 2003-21, Class 1A4, 5.250%, 09/25/33	268
875	Series 2003-27, Class 5A3, 5.250%, 11/25/33	885
437	Series 2003-27, Class 5A4, 5.250%, 11/25/33	442
452	Series 2003-29, Class 1A1, 6.500%, 12/25/33	477
303	Series 2003-29, Class 5A1, 7.000%, 12/25/33	321
624	Series 2003-AR15, Class 3A1, VAR, 3.212%, 06/25/33	614
416	Series 2004-4, Class 2A4, 5.500%, 09/25/34	434
205	Series 2004-5, Class 3A1, 5.250%, 08/25/19	207
473	Series 2004-8, Class 1A4, 5.500%, 12/25/34	493
1,142	Series 2004-AR2, Class 2A1, VAR, 2.891%, 03/25/34	1,153
1,353	Series 2005-4, Class 2X, IO, VAR, 5.500%, 06/25/35	272
1,081	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	48
235	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	236
	CSMC,
5,267	Series 2010-11R, Class A6, VAR, 1.603%, 06/28/47 (e)	5,224
140	Series 2011-6R, Class 3A1, VAR, 3.237%, 07/28/36 (e)	140
604	Series 2011-16R, Class 7A3, VAR, 2.863%, 12/27/36 (e)	605
507	Series 2012-2R, Class 2A1, VAR, 2.663%, 03/27/47 (e)	505
363	Series 2012-3R, Class 1A1, VAR, 2.755%, 07/27/37 (e)	364
217	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 5.864%, 02/25/20	219
	First Horizon Alternative Mortgage Securities Trust,
728	Series 2004-AA4, Class A1, VAR, 2.839%, 10/25/34	713
396	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	338
5,766	Series 2007-FA4, Class 1A2, IF, IO, 5.058%, 08/25/37	1,188
	First Horizon Mortgage Pass-Through Trust,
173	Series 2004-AR2, Class 2A1, VAR, 3.072%, 05/25/34	170
289	Series 2004-AR7, Class 2A2, VAR, 2.709%, 02/25/35	288
454	Series 2005-AR1, Class 2A2, VAR, 2.935%, 04/25/35	453
	GMACM Mortgage Loan Trust,
321	Series 2003-AR1, Class A4, VAR, 3.624%, 10/19/33	317
1,064	Series 2003-AR2, Class 2A4, VAR, 3.593%, 12/19/33	1,050
41	Series 2003-J8, Class A, 5.250%, 12/25/33	42
401	Series 2004-J1, Class A20, 5.500%, 04/25/34	406
835	Series 2004-J5, Class A7, 6.500%, 01/25/35	862
160	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	163
1,740	Series 2005-AR3, Class 3A4, VAR, 3.425%, 06/19/35	1,713
	GSMPS Mortgage Loan Trust,
402	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	407
193	Series 2004-4, Class 1AF, VAR, 0.992%, 06/25/34 (e)	172
385	Series 2005-RP2, Class 1AF, VAR, 0.942%, 03/25/35 (e)	340
2,296	Series 2005-RP3, Class 1AF, VAR, 0.942%, 09/25/35 (e)	1,973
1,043	Series 2005-RP3, Class 1AS, IO, VAR, 4.173%, 09/25/35 (e)	119
2,264	Series 2006-RP2, Class 1AS2, IF, IO, 5.553%, 04/25/36 (e)	279
	GSR Mortgage Loan Trust,
109	Series 2003-13, Class 1A1, VAR, 2.870%, 10/25/33	110
39	Series 2003-6F, Class A2, VAR, 0.992%, 09/25/32	37
462	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	471
46	Series 2004-3F, Class 3A8, 13.500%, 02/25/34	54
660	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	679
828	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	846
398	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	408
114	Series 2005-5F, Class 8A3, VAR, 1.092%, 06/25/35	108
1,341	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	1,422

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
179	Series 2006-1F, Class 1AP, PO, 02/25/36	136
3,521	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	3,075
907	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	870
2,461	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e)	2,443
148	Impac CMB Trust, Series 2005-2, Class 2M1, VAR, 1.372%, 04/25/35	131
601	Impac Secured Assets CMN Owner Trust, Series 2001-8, Class A6, 6.440%, 01/25/32	603
591	Impac Secured Assets Trust, Series 2006-2, Class 2A1, VAR, 0.942%, 08/25/36	581
190	IndyMac INDX Mortgage Loan Trust, Series 2006-AR3, Class 2A1A, VAR, 3.007%, 03/25/36	152
	JP Morgan Mortgage Trust,
322	Series 2004-A3, Class 4A1, VAR, 3.211%, 07/25/34	330
185	Series 2004-A4, Class 1A1, VAR, 3.285%, 09/25/34	189
55	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	57
527	Series 2005-A1, Class 3A4, VAR, 3.148%, 02/25/35	537
813	Series 2006-A2, Class 4A1, VAR, 3.180%, 08/25/34	814
693	Series 2006-A2, Class 5A2, VAR, 3.144%, 11/25/33	702
1,253	Series 2006-A2, Class 5A3, VAR, 3.144%, 11/25/33	1,270
291	Series 2006-A3, Class 6A1, VAR, 3.163%, 08/25/34	291
340	Series 2007-A1, Class 5A2, VAR, 3.090%, 07/25/35	345
205	Series 2014-1, Class 1A11, VAR, 4.000%, 01/25/44 (e)	212
1	Kidder Peabody Mortgage Assets Trust, Series B, Class A1, PO, 04/22/18	1
	Lehman Mortgage Trust,
445	Series 2006-2, Class 1A1, VAR, 5.909%, 04/25/36	398
268	Series 2007-6, Class 1A8, 6.000%, 07/25/37	240
639	Series 2008-2, Class 1A6, 6.000%, 03/25/38	460
	MASTR Adjustable Rate Mortgages Trust,
140	Series 2004-3, Class 4A2, VAR, 2.705%, 04/25/34	130
31	Series 2004-4, Class 2A1, VAR, 2.692%, 05/25/34	27
226	Series 2004-13, Class 2A1, VAR, 3.052%, 04/21/34	231
1,145	Series 2004-13, Class 3A7, VAR, 3.049%, 11/21/34	1,168
248	Series 2004-15, Class 3A1, VAR, 3.799%, 12/25/34	233
	MASTR Alternative Loan Trust,
257	Series 2003-4, Class 2A1, 6.250%, 06/25/33	268
144	Series 2003-8, Class 3A1, 5.500%, 12/25/33	150
109	Series 2003-8, Class 5A1, 5.000%, 11/25/18	111
90	Series 2003-9, Class 8A1, 6.000%, 01/25/34	93
84	Series 2004-1, Class 30PO, PO, 02/25/34	71
337	Series 2004-3, Class 2A1, 6.250%, 04/25/34	352
170	Series 2004-3, Class 30PO, PO, 04/25/34	134
154	Series 2004-3, Class 30X1, IO, 6.000%, 04/25/34	34
231	Series 2004-5, Class 30PO, PO, 06/25/34	201
90	Series 2004-5, Class 30X1, IO, 6.000%, 06/25/34	16
103	Series 2004-6, Class 30X1, IO, 5.500%, 07/25/34	20
940	Series 2004-6, Class 7A1, 6.000%, 07/25/34	927
77	Series 2004-7, Class 30PO, PO, 08/25/34	61
311	Series 2004-7, Class AX1, IO, 5.500%, 08/25/34	64
93	Series 2004-10, Class 1A1, 4.500%, 09/25/19	93
1,706	Series 2005-3, Class AX2, IO, 6.000%, 04/25/35	416
	MASTR Asset Securitization Trust,
26	Series 2003-2, Class 1A1, 5.000%, 03/25/18	26
8	Series 2003-2, Class 2A1, 4.500%, 03/25/18	7
177	Series 2003-3, Class 3A18, 5.500%, 04/25/33	176
9	Series 2003-4, Class 3A2, 5.000%, 05/25/18	9
86	Series 2003-4, Class 5A1, 5.500%, 05/25/33	88
43	Series 2003-8, Class 1A1, 5.500%, 09/25/33	44

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
31		Series 2003-9, Class 15PO, PO, 10/25/18	29
3		Series 2003-10, Class 15PO, PO, 11/25/18	3
4		Series 2003-11, Class 15PO, PO, 12/25/18	4
125		Series 2003-12, Class 6A1, 5.000%, 12/25/33	126
26		Series 2004-1, Class 30PO, PO, 02/25/34	20
27		Series 2004-3, Class PO, PO, 03/25/34	24
23		Series 2004-4, Class 3A1, 4.500%, 04/25/19	23
18		Series 2004-8, Class 1A1, 4.750%, 08/25/19	19
20		Series 2004-8, Class PO, PO, 08/25/19	19
24		Series 2004-9, Class 5A1, 5.250%, 09/25/19	24
358		Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	371
2,073		MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.942%, 05/25/35 (e)	1,607
287		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	227
		Merrill Lynch Mortgage Investors Trust,
284		Series 2003-A, Class 2A2, VAR, 2.049%, 03/25/28	265
125		Series 2003-A4, Class 2A, VAR, 3.172%, 07/25/33	121
405		Series 2003-A5, Class 2A6, VAR, 2.931%, 08/25/33	407
973		Series 2003-E, Class A1, VAR, 1.212%, 10/25/28	927
1,605		Series 2003-F, Class A1, VAR, 1.232%, 10/25/28	1,567
530		Series 2004-1, Class 2A1, VAR, 2.759%, 12/25/34	530
564		Series 2004-A4, Class A2, VAR, 2.858%, 08/25/34	574
595		Series 2004-D, Class A2, VAR, 1.949%, 09/25/29	571
320		Series 2004-E, Class A2A, VAR, 1.948%, 11/25/29	308
53		Series 2005-A1, Class 3A, VAR, 3.274%, 12/25/34	52
2		ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	2
627		Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.673%, 04/25/34	655
–	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 14,730.830%, 04/20/21	—	(h)
		MortgageIT Trust,
375		Series 2005-1, Class 1A1, VAR, 1.232%, 02/25/35	361
167		Series 2005-5, Class A1, VAR, 0.852%, 12/25/35	152
424		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	424
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
85		Series 2003-A1, Class A1, 5.500%, 05/25/33	86
40		Series 2003-A1, Class A2, 6.000%, 05/25/33	41
23		Series 2003-A1, Class A5, 7.000%, 04/25/33	24
3		Series 2003-A1, Class A7, 5.000%, 04/25/18	3
		Prime Mortgage Trust,
21		Series 2004-1, Class 2A3, 5.250%, 08/25/34	22
518		Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	540
218		Series 2005-4, Class 2PO, PO, 10/25/35	81
353		Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.931%, 05/25/35	340
		RALI Trust,
–	(h)	Series 2001-QS19, Class A2, 6.000%, 12/25/16	—	(h)
4		Series 2002-QS16, Class A3, IF, 15.385%, 10/25/17	4
21		Series 2003-QS3, Class A2, IF, 15.198%, 02/25/18	22
58		Series 2003-QS9, Class A3, IF, IO, 6.958%, 05/25/18	1
77		Series 2003-QS12, Class A2A, IF, IO, 7.008%, 06/25/18	2
34		Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	1
3,406		Series 2003-QS13, Class A2, 4.000%, 07/25/33	3,255
480		Series 2003-QS13, Class A5, VAR, 1.242%, 07/25/33	439
2,851		Series 2003-QS13, Class A6, IF, IO, 0.600%, 07/25/33	57
142		Series 2003-QS14, Class A1, 5.000%, 07/25/18	143
98		Series 2003-QS18, Class A1, 5.000%, 09/25/18	99

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
615	Series 2004-QA4, Class NB3, VAR, 4.364%, 09/25/34	609
186	Series 2004-QA6, Class NB2, VAR, 3.424%, 12/26/34	154
1,016	Series 2004-QS7, Class A4, 5.500%, 05/25/34	1,031
1,153	Series 2005-QA6, Class A32, VAR, 4.074%, 05/25/35	932
173	Series 2005-QA10, Class A31, VAR, 4.026%, 09/25/35	146
321	Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	285
	RBSSP Resecuritization Trust,
693	Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	736
157	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	163
75	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	75
452	Series 2009-12, Class 1A1, VAR, 5.846%, 11/25/33 (e)	467
151	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	151
2,549	Series 2012-6, Class 2A1, VAR, 0.694%, 10/26/36 (e)	2,517
	Residential Asset Securitization Trust,
3	Series 2002-A13, Class A4, 5.250%, 12/25/17	3
210	Series 2003-A5, Class A1, 5.500%, 06/25/33	212
123	Series 2003-A13, Class A3, 5.500%, 01/25/34	125
14	Series 2003-A14, Class A1, 4.750%, 02/25/19	15
557	Series 2004-IP2, Class 1A1, VAR, 3.120%, 12/25/34	557
3,386	Series 2005-A2, Class A4, IF, IO, 4.458%, 03/25/35	418
1,532	Series 2005-A16, Class AX, IO, 5.750%, 02/25/36	342
515	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	475
331	Series 2006-A6, Class 2A13, 6.000%, 07/25/36	281
	RFMSI Trust,
19	Series 2003-S14, Class A4, PO, 07/25/18	19
52	Series 2003-S16, Class A3, 5.000%, 09/25/18	52
66	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	66
137	Series 2004-S6, Class 2A6, PO, 06/25/34	106
369	Series 2005-SA4, Class 1A1, VAR, 3.239%, 09/25/35	306
1	RFSC Trust, Series 2002-RM1, Class API, PO, 12/25/17	1
	Sequoia Mortgage Trust,
686	Series 2003-1, Class 1A, VAR, 1.322%, 04/20/33	644
1,028	Series 2004-8, Class A1, VAR, 1.262%, 09/20/34	975
992	Series 2004-8, Class A2, VAR, 1.950%, 09/20/34	954
2,459	Series 2004-9, Class A1, VAR, 1.242%, 10/20/34	2,327
833	Series 2004-10, Class A1A, VAR, 1.182%, 11/20/34	780
	Springleaf Mortgage Loan Trust,
1,187	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	1,183
1,493	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	1,498
7	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 2.863%, 06/25/34	7
	Structured Asset Mortgage Investments II Trust,
1,136	Series 2004-AR5, Class 1A1, VAR, 1.222%, 10/19/34	1,084
1,786	Series 2005-AR5, Class A3, VAR, 0.812%, 07/19/35	1,725
1,455	Structured Asset Securities Corp., Series 2003-37A, Class 2A, VAR, 2.908%, 12/25/33	1,445
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
144	Series 2003-32, Class 1A1, VAR, 5.222%, 11/25/33	144
462	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	471
194	Series 2003-33H, Class 1APO, PO, 10/25/33	181
468	Series 2003-34A, Class 3A3, VAR, 3.006%, 11/25/33	459
1,038	Series 2004-5H, Class A4, 5.540%, 12/25/33	1,064
120	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	121
	Thornburg Mortgage Securities Trust,
87	Series 2003-4, Class A1, VAR, 1.232%, 09/25/43	84
87	Series 2004-1, Class II2A, VAR, 1.929%, 03/25/44	84
	WaMu Mortgage Pass-Through Certificates Trust,
7	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	7

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
515	Series 2003-AR7, Class A7, VAR, 2.674%, 08/25/33	515
440	Series 2003-AR8, Class A, VAR, 2.693%, 08/25/33	445
1,494	Series 2003-AR9, Class 1A6, VAR, 2.779%, 09/25/33	1,504
345	Series 2003-AR9, Class 2A, VAR, 2.849%, 09/25/33	337
1,023	Series 2003-AR11, Class A6, VAR, 2.831%, 10/25/33	1,028
461	Series 2003-S1, Class A5, 5.500%, 04/25/33	472
123	Series 2003-S3, Class 1A4, 5.500%, 06/25/33	127
17	Series 2003-S7, Class A1, 4.500%, 08/25/18	17
60	Series 2003-S8, Class A6, 4.500%, 09/25/18	60
1,084	Series 2003-S9, Class A8, 5.250%, 10/25/33	1,127
34	Series 2003-S9, Class P, PO, 10/25/33	29
95	Series 2004-AR3, Class A1, VAR, 2.792%, 06/25/34	96
647	Series 2004-AR3, Class A2, VAR, 2.792%, 06/25/34	649
244	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	246
71	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	72
133	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	137
1,585	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	1,641
131	Series 2006-AR10, Class 2P, VAR, 2.888%, 09/25/36	112
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
129	Series 2005-1, Class 1A1, 5.500%, 03/25/35	127
5,622	Series 2005-2, Class 1A4, IF, IO, 4.458%, 04/25/35	649
721	Series 2005-4, Class CB7, 5.500%, 06/25/35	665
73	Series 2005-4, Class DP, PO, 06/25/20	68
624	Series 2005-6, Class 2A4, 5.500%, 08/25/35	573
7,422	Series 2005-11, Class A4, IF, IO, 4.358%, 01/25/36	1,087
	Washington Mutual MSC Mortgage Pass-Through Certificates,
387	Series 2004-RA2, Class 2A, 7.000%, 07/25/33	418
19	Series 2004-RA4, Class 1P, PO, 04/25/19	19
	Wells Fargo Mortgage-Backed Securities Trust,
984	Series 2003-G, Class A1, VAR, 2.894%, 06/25/33	986
172	Series 2003-K, Class 1A1, VAR, 2.903%, 11/25/33	172
47	Series 2003-K, Class 1A2, VAR, 2.903%, 11/25/33	47
106	Series 2004-B, Class A1, VAR, 2.787%, 02/25/34	105
568	Series 2004-EE, Class 2A1, VAR, 3.033%, 12/25/34	572
71	Series 2004-EE, Class 2A2, VAR, 3.033%, 12/25/34	72
364	Series 2004-EE, Class 3A1, VAR, 3.185%, 12/25/34	375
917	Series 2004-I, Class 1A1, VAR, 3.073%, 07/25/34	929
1,918	Series 2004-P, Class 2A1, VAR, 2.994%, 09/25/34	1,974
65	Series 2004-Q, Class 1A3, VAR, 3.003%, 09/25/34	65
1,766	Series 2004-S, Class A1, VAR, 3.038%, 09/25/34	1,795
1,547	Series 2004-U, Class A1, VAR, 3.115%, 10/25/34	1,538
380	Series 2004-V, Class 1A1, VAR, 3.060%, 10/25/34	382
80	Series 2005-9, Class 1APO, PO, 10/25/35	72
428	Series 2005-AR8, Class 2A1, VAR, 3.035%, 06/25/35	436
269	Series 2005-AR16, Class 2A1, VAR, 2.955%, 02/25/34	274
640	Series 2007-7, Class A7, 6.000%, 06/25/37	627
439	Series 2007-11, Class A14, 6.000%, 08/25/37	433

		166,340

	Total Collateralized Mortgage Obligations (Cost $971,653)	991,128

Commercial Mortgage-Backed Securities — 5.8%
	A10 Securitization LLC,
53	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	53
715	Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	713
431	Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	434
375	Series 2015-1, Class B, 4.120%, 04/15/34 (e)	374

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
283	A10 Term Asset Financing LLC, Series 2013-2, Class A, 2.620%, 11/15/27 (e)	281
227	ACRE Commercial Mortgage Trust, (Cayman Islands), Series 2014-FL2, Class D, VAR, 3.955%, 08/15/31 (e)	227
	BAMLL Commercial Mortgage Securities Trust,
1,120	Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	1,135
1,000	Series 2014-520M, Class A, VAR, 4.325%, 08/15/46 (e)	1,071
2,500	Series 2014-520M, Class C, VAR, 4.354%, 08/15/46 (e)	2,389
5,185	Series 2016-FR14, Class A, VAR, 3.139%, 02/27/48 (e)	4,737
6,365	BAMLL Re-REMIC Trust, Series 2016-FR13, Class A, VAR, 1.736%, 08/27/45 (e)	5,238
116	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	117
	BB-UBS Trust,
4,100	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	4,185
3,575	Series 2012-SHOW, Class E, VAR, 4.160%, 11/05/36 (e)	3,484
966	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	958
2,110	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AMFL, VAR, 1.228%, 06/11/50 (e)	2,084
1,744	Citigroup Commercial Mortgage Trust, Series 2013-SMP, Class A, 2.110%, 01/12/30 (e)	1,748
405	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class AM, 5.254%, 08/15/48	405
	COMM Mortgage Trust,
5,291	Series 2012-CR2, Class XA, IO, VAR, 1.892%, 08/15/45	392
1,500	Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	1,629
140,365	Series 2013-CR9, Class XB, IO, VAR, 0.250%, 07/10/45 (e)	1,869
1,247	Series 2013-SFS, Class A2, VAR, 3.086%, 04/12/35 (e)	1,251
1,500	Series 2014-CR19, Class A5, 3.796%, 08/10/47	1,572
2,500	Series 2014-TWC, Class A, VAR, 1.389%, 02/13/32 (e)	2,500
1,542	Series 2015-CR24, Class A5, 3.696%, 08/10/48	1,603
1,562	Series 2015-CR25, Class A4, 3.759%, 08/10/48	1,630
303	Commercial Mortgage Trust, Series 2006-GG7, Class AM, VAR, 5.951%, 07/10/38	303
1,784	DBWF Mortgage Trust, Series 2015-LCM, Class A1, 2.998%, 06/10/34 (e)	1,804
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
2,557	Series K029, Class A2, VAR, 3.320%, 02/25/23	2,692
4,000	Series K037, Class A2, 3.490%, 01/25/24	4,240
857	Series K038, Class A2, 3.389%, 03/25/24	903
4,314	Series KF12, Class A, VAR, 1.231%, 09/25/22	4,320
545	Series KJ02, Class A2, 2.597%, 09/25/20	558
4,358	Series KJ07, Class A2, 2.312%, 12/25/22	4,298
2,381	Series KJ08, Class A2, 2.356%, 08/25/22	2,376
2,069	Series KJ09, Class A2, 2.838%, 09/25/22	2,108
5,000	Series KPLB, Class A, 2.770%, 05/25/25	4,959
2,000	Series KS01, Class A2, 2.522%, 01/25/23	2,007
7,200	FORT CRE LLC, Series 2016-1A, Class D, VAR, 6.412%, 05/21/36 (e)	7,200
	FREMF Mortgage Trust,
1,143	Series 2013-K28, Class C, VAR, 3.614%, 06/25/46 (e)	1,085
3,099	Series 2014-K39, Class C, VAR, 4.282%, 08/25/47 (e)	2,941
6,000	Series 2015-K720, Class B, VAR, 3.506%, 07/25/22 (e)	5,867
1,902	Series 2016-K59, Class B, VAR, 3.575%, 11/25/49 (e)	1,709
3,250	Series 2016-K722, Class B, VAR, 3.835%, 07/25/49 (e)	3,141
	Government National Mortgage Association,
1,854	Series 2014-168, Class VA, VAR, 3.400%, 01/16/37	1,927
1,854	Series 2014-168, Class VB, VAR, 3.468%, 06/16/47	1,936
2,655	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	2,696
	GS Mortgage Securities Corp. Trust,
20,000	Series 2012-SHOP, Class XA, IO, VAR, 1.438%, 06/05/31 (e)	587
2,444	Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	2,456

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
4,219	GS Mortgage Securities Trust, Series 2006-GG8, Class X, IO, VAR, 0.932%, 11/10/39 (e)	—	(h)
	JP Morgan Chase Commercial Mortgage Securities Trust,
14,970	Series 2006-CB15, Class X1, IO, VAR, 0.479%, 06/12/43	23
600	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	592
746	Series 2007-C1, Class A4, 5.716%, 02/15/51	762
4,900	JPMCC Re-REMIC Trust, Series 2014-FRR1, Class A707, 4.347%, 01/27/47 (e)	4,801
2,686	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	2,741
	LB-UBS Commercial Mortgage Trust,
10,092	Series 2006-C1, Class XCL, IO, VAR, 0.338%, 02/15/41 (e)	1
1,925	Series 2007-C1, Class AM, 5.455%, 02/15/40	1,932
361	Series 2007-C2, Class A3, 5.430%, 02/15/40	362
786	ML-CFC Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 09/12/49	804
1,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	1,050
	Morgan Stanley Capital I Trust,
234	Series 2007-T27, Class A4, VAR, 5.823%, 06/11/42	238
1,106	Series 2011-C3, Class A3, 4.054%, 07/15/49	1,154
1,500	Series 2012-C4, Class A3, 2.991%, 03/15/45	1,543
	Morgan Stanley Re-REMIC Trust,
2,337	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	2,326
1,551	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	1,546
3,410	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	3,032
299	NorthStar, (Cayman Islands), Series 2013-1A, Class B, VAR, 5.534%, 08/25/29 (e)	299
	PFP Ltd., (Cayman Islands),
759	Series 2015-2, Class A, VAR, 2.000%, 07/14/34 (e)	758
704	Series 2015-2, Class C, VAR, 3.800%, 07/14/34 (e)	689
487	Series 2015-2, Class D, VAR, 4.550%, 07/14/34 (e)	473
	RAIT Trust,
257	Series 2014-FL3, Class A, VAR, 1.788%, 12/15/31 (e)	255
2,475	Series 2015-FL5, Class B, VAR, 4.438%, 01/15/31 (e)	2,482
2,123	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	2,119
981	Resource Capital Corp., Ltd., (Cayman Islands), Series 2015-CRE4, Class B, VAR, 3.535%, 08/15/32 (e)	923
282	RREF LLC, Series 2015-LT7, Class A, 3.000%, 12/25/32 (e)	282
6,586	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.274%, 05/10/45 (e)	597
3,015	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	3,094
	UBS-Barclays Commercial Mortgage Trust,
1,300	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,362
14,181	Series 2012-C2, Class XA, IO, VAR, 1.789%, 05/10/63 (e)	713
857	Series 2013-C6, Class A4, 3.244%, 04/10/46	878
	VNDO Mortgage Trust,
2,991	Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	3,037
2,500	Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	2,636
7,266	Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class XC, IO, VAR, 0.163%, 03/15/45 (e)	—	(h)
	Wells Fargo Commercial Mortgage Trust,
3,000	Series 2013-120B, Class A, VAR, 2.800%, 03/18/28 (e)	3,027
1,458	Series 2015-C30, Class A4, 3.664%, 09/15/58	1,509
	WFRBS Commercial Mortgage Trust,
1,250	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,349
1,200	Series 2012-C6, Class A4, 3.440%, 04/15/45	1,257
750	Series 2013-C11, Class D, VAR, 4.348%, 03/15/45 (e)	681

	Total Commercial Mortgage-Backed Securities (Cost $155,133)	155,519

Mortgage Pass-Through Securities — 39.8%
	Federal Home Loan Mortgage Corp.,
132	ARM, 2.600%, 05/01/37	137
120	ARM, 2.605%, 12/01/33	128

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
168	ARM, 2.626%, 01/01/35	177
244	ARM, 2.626%, 11/01/36	257
159	ARM, 2.637%, 08/01/36	166
47	ARM, 2.652%, 02/01/37	50
75	ARM, 2.655%, 03/01/35	78
152	ARM, 2.744%, 10/01/36	159
151	ARM, 2.778%, 02/01/37	160
373	ARM, 2.784%, 11/01/36	395
137	ARM, 2.816%, 05/01/36	144
13	ARM, 2.823%, 01/01/30	14
134	ARM, 2.829%, 03/01/36	142
189	ARM, 2.879%, 11/01/36	201
579	ARM, 2.882%, 03/01/37	605
147	ARM, 2.886%, 04/01/34	156
104	ARM, 2.921%, 12/01/36	111
68	ARM, 2.925%, 10/01/37	73
289	ARM, 2.938%, 10/01/36	302
154	ARM, 2.960%, 05/01/38	162
85	ARM, 3.006%, 02/01/37	90
154	ARM, 3.015%, 11/01/36	164
149	ARM, 3.019%, 12/01/35	158
162	ARM, 3.024%, 09/01/36	172
97	ARM, 3.050%, 09/01/37	102
338	ARM, 3.068%, 06/01/36	358
227	ARM, 3.104%, 04/01/38	241
90	ARM, 3.157%, 07/01/37	95
77	ARM, 3.258%, 02/01/37	82
515	ARM, 3.491%, 10/01/36	547
179	ARM, 3.557%, 03/01/36	189
4	ARM, 3.565%, 10/01/36	4
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
13	4.500%, 10/01/18	14
28	5.000%, 12/01/18	28
312	5.500%, 06/01/17 - 12/01/22	333
133	6.000%, 06/01/17 - 03/01/22	137
71	6.500%, 02/01/17 - 03/01/22	74
4	7.000%, 03/01/17 - 07/01/17	5
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
1,531	4.000%, 02/01/32	1,626
902	5.500%, 05/01/27 - 03/01/28	1,016
249	6.000%, 12/01/22 - 02/01/24	282
367	6.500%, 01/01/28	420
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
27,127	3.500%, 12/01/45 - 08/01/46	27,836
134	4.000%, 10/01/33	141
11,376	4.500%, 05/01/41 - 10/01/41	12,306
10,283	5.000%, 11/01/35 - 06/01/44	11,319
2,071	5.500%, 01/01/33 - 03/01/40	2,344
368	6.000%, 11/01/28 - 12/01/33	424
1,957	6.500%, 05/01/24 - 03/01/38	2,270
705	7.000%, 07/01/29 - 10/01/36	815
47	7.500%, 09/01/38	56
18	8.500%, 08/01/30	18
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
670	7.500%, 01/01/32 - 12/01/36	779
204	10.000%, 10/01/30	222
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
23,912	3.500%, 10/01/32 - 06/01/43	24,759
18,590	4.000%, 09/01/32 - 01/01/46	19,702
3,387	4.500%, 01/01/46	3,719
166	5.500%, 02/01/18 - 11/01/35	171
1,518	6.000%, 02/01/33 - 04/01/36	1,685
2,438	6.500%, 11/01/36 - 10/17/38	2,757
16	10.500%, 07/20/21	16
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
1	7.500%, 03/01/17 - 05/01/17	1
	Federal National Mortgage Association,
368	ARM, 2.176%, 08/01/34	379
2	ARM, 2.287%, 03/01/19	2
162	ARM, 2.297%, 01/01/33	168
179	ARM, 2.316%, 07/01/33	185
130	ARM, 2.471%, 02/01/35	136
1,521	ARM, 2.484%, 01/01/35	1,590
198	ARM, 2.494%, 02/01/35	207
8	ARM, 2.517%, 09/01/27	9
111	ARM, 2.532%, 01/01/36	116
349	ARM, 2.539%, 05/01/35	368
92	ARM, 2.547%, 01/01/34	97
125	ARM, 2.552%, 04/01/34	131
114	ARM, 2.560%, 06/01/35	120
137	ARM, 2.593%, 10/01/34	145
57	ARM, 2.652%, 11/01/33	60
174	ARM, 2.665%, 08/01/34	183
400	ARM, 2.690%, 12/01/37	424
366	ARM, 2.714%, 09/01/36	383
273	ARM, 2.729%, 07/01/33	289
48	ARM, 2.762%, 04/01/34	49
262	ARM, 2.767%, 04/01/35	276
30	ARM, 2.785%, 01/01/38	31
211	ARM, 2.787%, 11/01/37	221
545	ARM, 2.787%, 04/01/35	575
131	ARM, 2.816%, 09/01/34	138
137	ARM, 2.828%, 02/01/34	146
210	ARM, 2.829%, 10/01/34	222

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
207	ARM, 2.835%, 05/01/34	219
88	ARM, 2.845%, 05/01/35	93
119	ARM, 2.851%, 06/01/34	125
162	ARM, 2.852%, 12/01/36	171
53	ARM, 2.856%, 05/01/35	56
107	ARM, 2.866%, 09/01/35	112
284	ARM, 2.904%, 10/01/34	301
257	ARM, 2.930%, 10/01/34	269
208	ARM, 2.949%, 12/01/36	219
169	ARM, 2.968%, 10/01/34	176
379	ARM, 2.972%, 07/01/37	404
245	ARM, 2.989%, 11/01/33	259
233	ARM, 2.990%, 08/01/36	246
217	ARM, 3.020%, 07/01/36	230
98	ARM, 3.063%, 07/01/37	104
322	ARM, 3.074%, 06/01/36	343
157	ARM, 3.083%, 11/01/36	165
155	ARM, 3.100%, 09/01/33	165
274	ARM, 3.113%, 10/01/36	290
125	ARM, 3.363%, 10/01/36	133
2,313	ARM, 3.451%, 03/01/36	2,442
20	ARM, 3.863%, 03/01/29	21
	Federal National Mortgage Association, 15 Year, Single Family,
67	4.500%, 03/01/19	69
480	5.000%, 06/01/18 - 08/01/24	502
523	5.500%, 11/01/18 - 11/01/23	544
241	6.000%, 08/01/17 - 08/01/21	249
373	6.500%, 03/01/17 - 02/01/24	403
59	7.000%, 05/01/17 - 08/01/21	61
	Federal National Mortgage Association, 20 Year, Single Family,
6,321	3.500%, 12/01/30 - 08/01/32	6,562
3,253	4.000%, 01/01/35	3,492
225	6.000%, 09/01/29	256
591	6.500%, 05/01/22 - 12/01/27	669
11	7.500%, 09/01/21	12
	Federal National Mortgage Association, 30 Year, FHA/VA,
46	6.000%, 09/01/33	50
2,280	6.500%, 02/01/29 - 08/01/39	2,568
97	7.000%, 10/01/28 - 02/01/33	108
33	8.000%, 06/01/28	38
8	8.500%, 03/01/30 - 06/01/30	9
71	9.000%, 05/01/18 - 06/01/31	78
3	10.000%, 07/01/19	3
3	10.500%, 11/01/18	3
5	11.000%, 04/01/19	5
	Federal National Mortgage Association, 30 Year, Single Family,
12,250	3.000%, 07/01/43 - 08/01/43	12,267
25,977	3.500%, 03/01/43 - 09/01/46	26,757
24,070	4.000%, 08/01/33 - 04/01/46	25,514
732	4.500%, 05/01/29 - 09/01/34	792
829	5.000%, 06/01/33 - 09/01/35	923
2,423	5.500%, 11/01/32 - 05/01/40	2,774
2,630	6.000%, 12/01/28 - 11/01/38	3,039
2,174	6.500%, 11/01/29 - 09/01/38	2,477
5,947	7.000%, 04/01/20 - 02/01/39	6,998
1,989	7.500%, 08/01/36 - 04/01/39	2,464
524	8.000%, 03/01/27 - 10/01/36	625
75	8.500%, 12/01/27 - 02/01/30	82
4	9.500%, 07/01/28	4
3	10.000%, 02/01/24	3
	Federal National Mortgage Association, Other,
1,927	ARM, 0.911%, 03/01/25	1,913
1,936	ARM, 1.001%, 08/01/22	1,937
7,329	ARM, 1.321%, 12/01/25	7,323
3,627	ARM, 1.331%, 03/01/22	3,648
76	ARM, 3.000%, 08/01/34	80
460	1.660%, 11/01/17	460
2,000	1.690%, 12/01/19	1,991
1,874	1.750%, 06/01/20	1,863
2,830	2.000%, 12/01/20	2,830
20,000	2.010%, 06/01/20	20,067
4,029	2.150%, 01/01/23	3,989
1,630	2.240%, 12/01/22	1,622
7,941	2.340%, 12/01/22 - 01/01/23	7,942
11,906	2.370%, 11/01/22 - 12/01/22	11,911
1,863	2.380%, 11/01/22	1,869
699	2.395%, 01/01/22	705
6,000	2.400%, 12/01/22 - 02/01/23	5,993
5,573	2.410%, 11/01/22	5,593
3,246	2.420%, 12/01/22	3,258
5,764	2.460%, 02/01/23	5,765
2,881	2.470%, 09/01/22 - 11/01/22	2,895
4,836	2.510%, 10/01/22 - 06/01/23	4,876
7,537	2.520%, 10/01/22	7,609
11,238	2.530%, 10/01/22 - 12/01/22	11,342
2,500	2.590%, 11/01/21	2,545
4,999	2.600%, 06/01/22	5,070
2,600	2.630%, 09/01/21 - 11/01/21	2,652
1,894	2.640%, 04/01/23	1,914
10,320	2.650%, 08/01/22 - 03/01/23	10,452
2,000	2.660%, 12/01/22	2,055
8,501	2.670%, 07/01/22	8,634
5,660	2.690%, 07/01/22	5,760

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
5,000	2.700%, 04/01/25	4,986
6,389	2.750%, 03/01/22 - 07/01/22	6,524
7,000	2.760%, 06/01/22	7,150
11,445	2.790%, 06/01/22 - 06/01/27	11,679
1,730	2.810%, 05/01/27	1,715
9,250	2.830%, 07/01/22 - 05/01/27	9,339
1,670	2.840%, 01/01/25	1,682
7,855	2.860%, 05/01/22 - 08/01/22	8,061
1,300	2.870%, 09/01/27	1,268
1,510	2.890%, 01/01/25	1,523
9,491	2.900%, 05/01/22 - 12/01/24	9,735
3,000	2.920%, 05/01/30	2,874
3,685	2.940%, 05/01/22	3,794
6,500	2.950%, 12/01/24 - 11/01/25	6,582
2,017	2.960%, 06/01/30	1,998
4,165	2.970%, 12/01/24 - 06/01/30	4,138
4,929	2.980%, 03/01/22 - 06/01/22	5,085
8,640	2.990%, 02/01/22 - 05/01/31	8,712
8,421	3.000%, 05/01/22 - 08/01/43	8,489
6,111	3.020%, 05/01/22 - 06/01/25	6,296
21,175	3.030%, 12/01/21 - 06/01/31	21,505
2,000	3.040%, 12/01/24	2,043
4,790	3.080%, 05/01/22 - 06/01/27	4,910
7,226	3.090%, 01/01/22	7,489
4,334	3.100%, 05/01/22 - 09/01/25	4,461
4,000	3.110%, 12/01/24	4,106
11,511	3.120%, 01/01/22 - 06/01/35	11,770
8,829	3.130%, 01/01/22 - 06/01/30	8,887
11,183	3.140%, 02/01/22 - 12/01/26	11,579
5,214	3.200%, 02/01/22 - 06/01/30	5,382
2,468	3.230%, 11/01/20	2,570
2,124	3.235%, 10/01/26	2,184
4,833	3.240%, 01/01/22	5,039
1,904	3.270%, 11/01/20	1,989
9,993	3.280%, 10/01/20 - 11/01/30	10,225
6,897	3.290%, 10/01/20 - 08/01/26	7,139
1,005	3.300%, 07/01/30	1,023
2,466	3.320%, 08/01/30	2,494
3,630	3.360%, 10/01/20	3,799
5,016	3.370%, 11/01/20 - 09/01/30	5,235
857	3.377%, 10/01/20	896
1,500	3.380%, 12/01/23	1,571
4,150	3.390%, 12/01/29 - 09/01/30	4,261
7,808	3.430%, 09/01/20 - 11/01/21	8,192
2,299	3.460%, 04/01/27	2,397
2,467	3.480%, 12/01/20	2,591
6,396	3.490%, 09/01/23	6,734
49,183	3.500%, 02/01/33 - 06/01/46	50,809
2,500	3.540%, 10/01/20	2,629
4,105	3.543%, 12/01/20	4,313
2,000	3.550%, 02/01/30	2,094
1,529	3.570%, 11/01/34	1,576
3,719	3.590%, 12/01/20 - 08/01/23	3,935
2,723	3.600%, 09/01/20	2,873
2,421	3.610%, 11/01/34	2,488
12,415	3.620%, 09/01/20	13,104
1,948	3.630%, 10/01/29	2,052
6,100	3.670%, 07/01/23	6,489
2,346	3.740%, 07/01/20 - 07/01/23	2,487
5,000	3.765%, 12/01/25	5,335
26,634	3.770%, 01/01/21 - 09/01/21	28,310
6,200	3.830%, 12/01/21	6,633
1,793	3.840%, 09/01/20	1,899
2,291	3.860%, 07/01/21	2,445
2,965	3.870%, 01/01/21	3,154
4,987	3.890%, 09/01/21	5,327
3,419	3.930%, 07/01/20 - 01/01/21	3,636
4,000	3.940%, 07/01/21	4,282
19,985	3.950%, 07/01/20 - 07/01/21	21,345
2,815	3.960%, 08/01/20	2,994
5,563	3.970%, 06/01/21 - 07/01/21	5,962
2,185	3.990%, 07/01/21	2,343
27,826	4.000%, 11/01/33 - 09/01/42	29,485
3,000	4.020%, 06/01/21	3,217
1,600	4.040%, 10/01/20	1,710
3,154	4.050%, 08/01/21	3,384
7,963	4.060%, 07/01/21	8,565
7,473	4.066%, 07/01/20	7,967
2,196	4.070%, 10/01/21	2,362
10,562	4.080%, 11/01/26	11,502
1,821	4.120%, 04/01/20	1,938
8,127	4.160%, 03/01/21 - 07/01/21	8,756
4,291	4.240%, 06/01/21	4,639
2,000	4.250%, 04/01/21	2,164
22,127	4.281%, 01/01/20	23,347
753	4.283%, 01/01/21	807
3,928	4.290%, 06/01/20	4,206
1,429	4.295%, 06/01/21	1,551
1,426	4.300%, 04/01/21	1,542
7,360	4.310%, 06/01/21	7,976
2,322	4.320%, 06/01/21	2,517
2,623	4.330%, 02/01/21 - 07/01/21	2,842
9,000	4.340%, 06/01/21	9,772
5,675	4.350%, 04/01/20 - 02/01/21	6,094
2,664	4.381%, 04/01/20	2,848
6,624	4.399%, 02/01/20	7,097
5,800	4.400%, 02/01/20	6,205
5,846	4.480%, 02/01/21 - 06/01/21	6,365
137	4.500%, 08/01/33	141
3,202	4.552%, 08/01/26	3,549

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
4,646		4.640%, 01/01/21	5,059
2,775		4.762%, 08/01/26	3,113
3,618		4.970%, 02/01/31	4,095
1,180		5.000%, 04/01/22 - 01/01/36	1,308
948		5.500%, 03/01/17 - 04/01/38	1,031
1,063		6.000%, 02/01/36 - 11/01/39	1,173
215		6.500%, 10/01/35 - 06/01/36	232
1,279		7.000%, 12/01/36 - 10/01/46	1,415
1		10.095%, 06/15/21	1
1		11.000%, 08/20/20	1
3		Government National Mortgage Association II, 15 Year, Single Family, 6.000%, 04/20/17	3
		Government National Mortgage Association II, 30 Year, Single Family,
3,514		3.750%, 08/20/46	3,697
1,914		4.000%, 03/20/46	2,048
2,657		4.250%, 12/20/44	2,886
421		5.500%, 09/20/39	478
2,003		6.000%, 08/20/39	2,305
1,554		6.500%, 10/20/33 - 01/20/39	1,736
12		7.500%, 02/20/28 - 09/20/28	14
19		8.000%, 06/20/26 - 10/20/27	22
12		8.500%, 03/20/25 - 05/20/25	13
		Government National Mortgage Association II, Other,
1,761		3.750%, 12/20/32	1,848
2,870		4.460%, 05/20/63	3,063
2,035		4.465%, 05/20/63	2,170
3,021		4.498%, 04/20/63	3,223
97		6.000%, 11/20/38	104
		Government National Mortgage Association, 15 Year, Single Family,
39		6.000%, 06/15/18	40
3		7.500%, 11/15/17	3
		Government National Mortgage Association, 30 Year, Single Family,
3,982		4.000%, 08/15/46	4,251
53		6.375%, 08/15/26	60
1,310		6.500%, 10/15/27 - 04/15/33	1,496
1,343		7.000%, 09/15/31 - 03/15/37	1,557
50		7.500%, 11/15/22 - 01/15/33	53
–	(h)	8.000%, 09/15/22	—	(h)
6		9.000%, 01/15/31	6
128		9.500%, 10/15/24	138
–	(h)	11.000%, 01/15/21	—	(h)
		Government National Mortgage Association, Other, 20 Year, Single Family,
243		6.500%, 08/15/22 - 11/15/23	259
33		7.000%, 08/15/23	35

		Total Mortgage Pass-Through Securities (Cost $1,048,307)	1,063,349

U.S. Treasury Obligations — 1.0%
		U.S. Treasury Bonds,
200		4.375%, 02/15/38	249
200		4.500%, 05/15/38	254
		U.S. Treasury Coupon STRIPS,
2,300		1.881%, 05/15/20 (n)	2,177
140		1.970%, 08/15/23 (n)	121
2,350		2.278%, 02/15/24 (n)	1,991
6,000		2.384%, 05/15/21 (n)	5,523
1,500		2.392%, 05/15/22 (n)	1,341
500		2.641%, 05/15/23 (n)	433
1,000		2.645%, 11/15/22 (n)	881
2,360		2.673%, 02/15/23 (n)	2,064
750		3.062%, 02/15/33 (n)	471
500		3.330%, 08/15/30 (n)	342
800		3.356%, 02/15/30 (n)	555
800		3.420%, 08/15/31 (n)	529
650		6.046%, 11/15/30 (n)	440
500		6.167%, 02/15/29 (n)	360
200		6.375%, 08/15/28 (n)	146
		U.S. Treasury Notes,
700		1.750%, 10/31/20	702
4,300		1.750%, 05/15/23	4,193
2,500		2.000%, 10/31/21	2,511
1,000		2.125%, 12/31/21	1,010

		Total U.S. Treasury Obligations (Cost $25,740)	26,293

Loan Assignment — 0.2%
		Consumer Discretionary — 0.2%
		Hotels, Restaurants & Leisure — 0.2%
4,318		Lila Mexican Holdings LLC, Tranche B, VAR, 3.538%, 08/11/22 (Cost $4,191)	4,231

SHARES
Short-Term Investment — 4.2%
		Investment Company — 4.2%
110,196		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.690% (b) (l) (Cost $110,198)	110,229

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
	Total Investments — 99.8% (Cost $2,628,432)	2,663,576
	Other Assets in Excess of Liabilities — 0.2%	6,504

	NET ASSETS — 100.0%	$2,670,080

Percentages indicated are based on net assets.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2016.
CMBS	—	Commercial Mortgage-Backed Security
CMO	—	Collateralized Mortgage Obligation
CSMC	—	Credit Suisse Mortgage Trust
FHA	—	Federal Housing Administration
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2016. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2016.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2016.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of November 30, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$60,197
Aggregate gross unrealized depreciation	(25,053)

Net unrealized appreciation/depreciation	$35,144

Federal income tax cost of investments	$2,628,432

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$–	$173,704	$139,123	$312,827
Collateralized Mortgage Obligations
Agency CMO	–	824,783	5	824,788
Non-Agency CMO	–	141,581	24,759	166,340
Total Collateralized Mortgage Obligations	–	966,364	24,764	991,128

Commercial Mortgage-Backed Securities	–	134,320	21,199	155,519
Mortgage Pass-Through Securities	–	1,063,349	–	1,063,349
U.S. Treasury Obligations	–	26,293	–	26,293
Loan Assignment
Consumer Discretionary	–	4,231	–	4,231
Short-Term Investment
Investment Company	110,229	–	–	110,229

Total Investments in Securities	$110,229	$2,368,261	$185,086	$2,663,576

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no transfers between level 1 and level 2 during the period ended November 30, 2016.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 29, 2016	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2016
Investments in Securities
Asset-Backed Securities	$42,546	$17	$35	$(287)	$74,188	$(24,303)	$57,419	$(10,492)	$139,123
Collateralized Mortgage Obligations — Agency CMO	—	—	5	—	—	—	—	—	5
Collateralized Mortgage Obligations — Non-Agency CMO	33,778	—	(3,987)	(346)	3,150	(10,349)	3,540	(1,027)	24,759
Commercial Mortgage-Backed Securities	16,470	—	(271)	(549)	10,220	(1,718)	—	(2,953)	21,199
Loan Assignment — Financials	704	—	4	—	68	(776)	—	—	—

Total	$93,498	$17	$(4,214)	$(1,182)	$87,626	$(37,146)	$60,959	$(14,472)	$185,086

[1]	Purchase include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2016.

The change in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2016, which were valued using significant unobservable inputs (level 3) amounted to approximately $(4,159,000).

Mortgage-Backed Securities Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$83,904	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 18.00% (2.60%)
			Constant Default Rate	0.00% - 50.00% (8.39%)
			Yield (Discount Rate of Cash Flows)	1.49% - 20.0% (4.09%)

Asset-Backed Securities	83,904

	21,346	Discounted Cash Flow	PSA Prepayment Model	320.00% (320.00%)
			Constant Prepayment Rate	1.00% - 37.14% (9.80%)
			Constant Default Rate	0.00% - 14.25% (5.10%)
			Yield (Discount Rate of Cash Flows)	(12.87)% - 199.00% (7.76%)

Collateralized Mortgage Obligations	21,346

	12,594	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (13.63%)
			Yield (Discount Rate of Cash Flows)	1.04% - 7.07% (4.39%)

Commercial Mortgage-Backed Securities	12,594

Total	$117,844

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2016, the value of these investments was approximately $67,242,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 94.2% (t)
	Alabama — 0.7%
	Utility — 0.7%
2,000	The Lower Alabama Gas District, Gas Project, Series A, Rev., 5.000%, 09/01/31	2,179

	Alaska — 0.8%
	Housing — 0.4%
1,000	Alaska Housing Finance Corp., General Mortgage, Series A, Rev., 3.500%, 06/01/46	1,034

	Other Revenue — 0.4%
1,195	Northern Tobacco Securitization Corp., Series A, Rev., 4.625%, 06/01/23	1,212

	Total Alaska	2,246

	Arizona — 1.9%
	Water & Sewer — 1.9%
2,645	City of Scottsdale, Water & Sewer System, Rev., 5.250%, 07/01/22	3,099
2,150	City of Tucson, Water System, Rev., 5.000%, 07/01/24	2,514

	Total Arizona	5,613

	Arkansas — 0.0% (g)
	Housing — 0.0% (g)
15	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA/FHLMC, 5.500%, 01/01/37	15

	California — 2.7%
	General Obligation — 0.3%
1,000	Salinas Union High School District, GO, Zero Coupon, 08/01/20	928

	Housing — 0.1%
205	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 12/01/36	208

	Industrial Development Revenue/Pollution Control Revenue — 0.6%
1,750	California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series B-2, Rev., VAR, AMT, 3.125%, 11/03/25	1,715

	Other Revenue — 0.3%
750	State of California, Department of Veterans Affairs, Series B, Rev., 3.500%, 12/01/45	778

	Prerefunded — 1.1%
1,000	Alum Rock Union Elementary School District, Election of 2008, Series A, GO, AGC, 5.250%, 08/01/18 (p)	1,068
2,000	San Diego Public Facilities Financing Authority, Series A, Rev., 5.250%, 08/01/20 (p)	2,254

		3,322

	Transportation — 0.3%
1,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series C, Rev., VAR, 1.875%, 04/01/19	1,005

	Total California	7,956

	Colorado — 1.5%
	Certificate of Participation/Lease — 0.2%
625	Pueblo County Judicial Complex Project, COP, AGM, 5.000%, 09/15/21	693

	General Obligation — 0.4%
1,000	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, 5.250%, 12/15/20	1,135

	Hospital — 0.8%
2,415	Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project, Series B, Rev., 5.000%, 09/01/22	2,471

	Housing — 0.1%
	Denver City & County, Single Family Home Mortgage, Metropolitan Mayors Caucus Program,
70	Rev., GNMA COLL, 6.150%, 11/01/34	71
25	Series A, Rev., GNMA/FNMA/FHLMC, 7.300%, 11/01/31	25
115	El Paso County, Single Family Mortgage, Southern Front Range Region Program, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	117

		213

	Total Colorado	4,512

	Connecticut — 2.0%
	Education — 1.4%
	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program,
760	Series A, Rev., 4.000%, 11/15/19	788
1,560	Series A, Rev., 5.250%, 11/15/23	1,735
1,500	Series A, Rev., 5.250%, 11/15/24	1,666

		4,189

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — 0.6%
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
610	Subseries A-1, Rev., 4.000%, 11/15/45	642
1,000	Subseries E-1, Rev., 3.500%, 11/15/46	1,037

		1,679

	Total Connecticut	5,868

	Delaware — 0.2%
	Housing — 0.2%
	Delaware State Housing Authority, Senior Single Family Mortgage,
405	Series A-1, Rev., AMT, 4.900%, 07/01/29	431
225	Series D-1, Rev., AMT, GNMA/FNMA/FHLMC, 4.625%, 01/01/23	225

	Total Delaware	656

	District of Columbia — 1.1%
	Water & Sewer — 1.1%
3,000	District of Columbia Water & Sewer Authority Public Utility, Subordinate Lien, Green Bonds, Series A, Rev., 5.000%, 10/01/45	3,318

	Florida — 12.2%
	Certificate of Participation/Lease — 3.6%
4,000	Collier County School Board, Master Lease Program, Series A, COP, AGM, 5.250%, 02/15/21	4,500
2,250	South Florida Water Management District, COP, 5.000%, 10/01/32	2,492
3,000	The School Board of Miami-Dade County, Series D, COP, 5.000%, 02/01/27	3,440

		10,432

	Hospital — 0.4%
1,100	Palm Beach County Health Facilities Authority, Hospital, BRRH Corp. Obligated Group, Rev., 5.000%, 12/01/21	1,222

	Housing — 1.3%
345	Broward County Housing Finance Authority, Series B, Rev., AMT, GNMA/FNMA/FHLMC, 4.500%, 04/01/27	340
	Florida Housing Finance Corp., Homeowner Mortgage Special Program,
635	Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	659
705	Series B, Rev., GNMA COLL, 4.500%, 01/01/29	734
615	Series B, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29	645
425	Hillsborough County Housing Finance Authority, Single Family Mortgage, Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.400%, 10/01/27	425
470	Orange County Housing Finance Authority, Multi-County Program, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.125%, 09/01/38	481
435	Pinellas County Housing Finance Authority, Multi-County Program, Series A-2, Rev., AMT, GNMA/FNMA/FHLMC, 4.900%, 09/01/27	440

		3,724

	Industrial Development Revenue/Pollution Control Revenue — 1.7%
835	Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project, Series A, Rev., AMT, AGM, 5.000%, 04/01/24	928
500	County of Escambia, Pollution Control, Gulf Power Company Project, Rev., VAR, 2.100%, 04/11/19	504
1,600	County of Lee, Florida Solid Waste System, Rev., AMT, NATL-RE, 5.000%, 10/01/22	1,792
1,545	Palm Beach County, Solid Waste Authority, Rev., BHAC, 5.500%, 10/01/22	1,717

		4,941

	Other Revenue — 0.8%
2,000	Miami Beach Redevelopment Agency, Historic Convention Village, Series A, Rev., 5.000%, 02/01/27	2,246

	Prerefunded — 0.2%
455	Palm Beach County, Solid Waste Authority, Rev., BHAC, 5.500%, 10/01/19 (p)	505

	Transportation — 1.5%
2,635	City of Orlando, Greater Orlando Aviation Authority, Airport Facilities, Series B, Rev., AMT, 5.000%, 10/01/26	2,891
1,500	Tampa-Hillsborough County Expressway Authority, Series A, Rev., 5.000%, 07/01/27	1,677

		4,568

	Utility — 2.7%
5,000	City of Port St. Lucie, Utility Systems, Rev., NATL-RE, 5.250%, 09/01/24	5,830

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility –– continued
800	Florida Municipal Power Agency, All Requirements Power Supply Project, Series A, Rev., 5.000%, 10/01/30	903
1,000	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.000%, 10/01/20	1,105

		7,838

	Total Florida	35,476

	Georgia — 1.2%
	Housing — 0.2%
580	Atlanta Urban Residential Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series B, Rev., GNMA/FNMA/FHLMC, 5.500%, 03/01/41	601

	Industrial Development Revenue/Pollution Control Revenue — 1.0%
3,000	Monroe County Development Authority, Pollution Control, Oglethorpe Power Corp. Scherer Project, Series A, Rev., VAR, 2.400%, 04/01/20	3,020

	Total Georgia	3,621

	Hawaii — 0.6%
	Prerefunded — 0.6%
1,470	City & County of Honolulu, Series D, GO, 5.250%, 09/01/19 (p)	1,616

	Illinois — 1.5%
	General Obligation — 0.7%
2,000	Chicago Board of Education, Series C, GO, AGC-ICC, 5.250%, 12/01/26	2,086

	Housing — 0.6%
	City of Aurora, Single Family Mortgage,
198	Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.500%, 12/01/39	203
195	Series B, Rev., GNMA/FNMA/FHLMC, 5.450%, 12/01/39	200
25	City of Peoria, City of Moline & City of Freeport, Collateralized Single Family Mortgage, Series A, Rev., GNMA COLL, 7.600%, 04/01/27	25
1,335	Illinois Housing Development Authority, Homeowner Mortgage, Series C, Rev., 3.500%, 08/01/46	1,374

		1,802

	Prerefunded — 0.2%
555	City of Chicago, Single Family Mortgage, Series K, Rev., FHLMC COLL, 5.350%, 12/01/16 (p)	583

	Total Illinois	4,471

	Indiana — 2.5%
	Hospital — 0.7%
1,670	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-1, Rev., 5.000%, 11/15/34	1,860

	Housing — 0.2%
625	Indiana Housing & Community Development Authority, Home First Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/28	651

	Industrial Development Revenue/Pollution Control Revenue — 0.8%
2,000	City of Whiting, Environmental Facilities, BP Products North America, Inc. Project, Rev., VAR, AMT, 5.000%, 11/01/22	2,246

	Water & Sewer — 0.8%
1,250	Indiana State Finance Authority, First Lien Wastewater Utility, CWA Authority Project, Series A, Rev., 5.000%, 10/01/30	1,384
1,050	Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series F, Rev., NATL-RE, 5.000%, 07/01/19	1,053

		2,437

	Total Indiana	7,194

	Iowa — 0.9%
	Education — 0.6%
	Iowa Student Loan Liquidity Corp., Student Loan,
500	Series A, Rev., AMT, 5.000%, 12/01/18	533
1,000	Series A, Rev., AMT, 5.000%, 12/01/25	1,115

		1,648

	Housing — 0.3%
	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program,
185	Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	192
720	Series A, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/46	761

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — continued

		953

	Total Iowa	2,601

	Kentucky — 0.2%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
500	County of Carroll, Pollution Control, Kentucky Utilities Company Project, Series A, Rev., VAR, 1.050%, 09/01/19	488

	Louisiana — 0.2%
	Housing — 0.2%
163	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	167
350	Louisiana Housing Finance Agency, Single Family Mortgage, Home Ownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.500%, 06/01/40	358
155	Louisiana Housing Finance Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.600%, 12/01/28	160

	Total Louisiana	685

	Maine — 0.6%
	Housing — 0.6%
	Maine State Housing Authority,
1,010	Series A, Rev., 4.000%, 11/15/45	1,064
325	Series A-1, Rev., AMT, 4.500%, 11/15/28	340
265	Series B, Rev., 4.000%, 11/15/43	276

	Total Maine	1,680

	Massachusetts — 8.6%
	Education — 1.1%
1,000	Massachusetts Educational Financing Authority, Education Loan, Rev., AMT, 5.000%, 07/01/21	1,084
820	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series L, Rev., 5.250%, 07/01/33	1,024
1,060	Massachusetts Health & Educational Facilities Authority, Springfield College, Rev., 5.000%, 10/15/17 (p)	1,098

		3,206

	General Obligation — 1.0%
2,500	Commonwealth of Massachusetts, Series B, GO, AGM, 5.250%, 09/01/21	2,867

	Housing — 0.3%
	Massachusetts Housing Finance Agency, Single Family Housing,
405	Series 169, Rev., 4.000%, 12/01/44	419
500	Series 183, Rev., 3.500%, 12/01/46	518

		937

	Water & Sewer — 6.2%
5,000	Massachusetts Water Pollution Abatement Trust, Pool Program, Rev., 5.250%, 08/01/24	6,045
	Massachusetts Water Resources Authority,
7,925	Series B, Rev., AGM, 5.250%, 08/01/28	9,704
2,000	Series B, Rev., AGM, 5.250%, 08/01/29	2,458

		18,207

	Total Massachusetts	25,217

	Michigan — 1.2%
	Housing — 0.5%
1,330	Michigan State Housing Development Authority, Single-Family Mortgage, Series B, Rev., 3.500%, 06/01/47	1,366

	Industrial Development Revenue/Pollution Control Revenue — 0.7%
570	Michigan Strategic Fund, The Detroit Edison Company Pollution Control Bonds Project, Series CC, Rev., VAR, 1.450%, 09/01/21	545
1,395	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.000%, 12/01/20	1,508

		2,053

	Total Michigan	3,419

	Minnesota — 2.4%
	General Obligation — 0.0% (g)
35	State of Minnesota, Series A, GO, 5.000%, 10/01/21 (p)	40

	Housing — 2.4%
	Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program,
435	Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/35	457
454	Series A, Rev., GNMA/FNMA/FHLMC, 5.125%, 12/01/40	455
21	Series B, Rev., GNMA/FNMA/FHLMC, 5.150%, 12/01/38	22

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing –– continued
590	Minneapolis Community Development Agency, Multi-Family Housing, Riverside Homes Project, Rev., 6.100%, 09/01/19	591
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
183	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	183
540	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	564
	Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program,
575	Series A, Rev., GNMA/FNMA/FHLMC, 4.250%, 07/01/28	595
300	Series D, Rev., GNMA/FNMA/FHLMC, 4.500%, 07/01/34	312
	Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation,
1,015	Rev., 5.250%, 08/01/24	1,139
1,070	Rev., 5.250%, 08/01/25	1,198
825	Rev., 5.250%, 08/01/26	922
420	Minnesota Housing Finance Agency, Residential Housing Finance, Series D, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/40	434

		6,872

	Total Minnesota	6,912

	Mississippi — 0.6%
	Housing — 0.6%
630	Mississippi Home Corp., Home Ownership Mortgage, Series A, Rev., GNMA COLL, 4.500%, 12/01/31	657
1,165	Mississippi Home Corp., Single Family Mortgage, Series B-1, Rev., GNMA/FNMA/FHLMC, 5.375%, 12/01/38	1,203

	Total Mississippi	1,860

	Missouri — 1.5%
	Housing — 0.8%
1,875	Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program, Series B, Rev., GNMA/FNMA/FHLMC COLL, 3.500%, 05/01/41	1,942
310	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program, Series E-1, Rev., GNMA/FNMA/FHLMC, 5.000%, 11/01/27	325

		2,267

	Transportation — 0.7%
2,105	City of St. Louis, Lambert-St. Louis International Airport, Series B, Rev., AMT, AGM, 5.000%, 07/01/19	2,150

	Total Missouri	4,417

	Nevada — 0.0% (g)
	Housing — 0.0% (g)
73	Nevada Rural Housing Authority, Single Family Mortgage, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.200%, 11/01/40	73

	New Hampshire — 2.0%
	Education — 1.9%
	City of Manchester, School Facilities,
3,545	Rev., NATL-RE, 5.500%, 06/01/24	4,244
900	Rev., NATL-RE, 5.500%, 06/01/27	1,107

		5,351

	Housing — 0.1%
330	New Hampshire Housing Finance Authority, Single Family Mortgage, Series E, Rev., 6.625%, 07/01/38	348

	Total New Hampshire	5,699

	New Jersey — 3.1%
	Education — 0.9%
250	New Jersey Educational Facilities Authority, College of New Jersey Issue, Series A, Rev., 5.000%, 07/01/18	264
	New Jersey Higher Education Student Assistance Authority, Senior Student Loan,
500	Series 1A, Rev., AMT, 5.000%, 12/01/19	534
1,750	Series 1A, Rev., AMT, 5.000%, 12/01/24	1,906

		2,704

	General Obligation — 0.5%
1,215	Egg Harbor Township Board of Education, GO, AGM, 5.750%, 07/15/24	1,454

	Hospital — 0.7%
	New Jersey Health Care Facilities Financing Authority, University Hospital Issue,
1,000	Series A, Rev., AGM, 5.000%, 07/01/22	1,122

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital –– continued
820	Series A, Rev., AGM, 5.000%, 07/01/23	927

		2,049

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
500	Gloucester County Improvement Authority, Solid Waste Resource Recovery, Waste Management, Inc. Project, Series A, Rev., VAR, 2.125%, 12/01/17	504

	Transportation — 0.8%
2,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.500%, 12/15/21	2,185

	Total New Jersey	8,896

	New Mexico — 0.2%
	Housing — 0.2%
625	New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Series B-3, Class I, Rev., AMT, GNMA/FNMA/FHLMC, 4.200%, 07/01/28	625

	New York — 11.7%
	Housing — 1.4%
	New York Mortgage Agency, Homeowner Mortgage,
1,745	Series 195, Rev., 4.000%, 10/01/46	1,840
1,665	Series 197, Rev., 3.500%, 10/01/44	1,731
450	New York State Mortgage Agency, 39th Series, Rev., 5.000%, 04/01/28	468

		4,039

	Other Revenue — 2.4%
4,000	New York State Dormitory Authority, Sales Tax, Series B, Rev., 5.000%, 03/15/30	4,624
	Niagara Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Bonds,
400	Rev., 5.000%, 05/15/22	447
1,660	Rev., 5.000%, 05/15/23	1,874

		6,945

	Prerefunded — 0.4%
5	New York State Dormitory Authority, Series A, Rev., 5.250%, 02/15/19 (p)	6
1,000	New York State Dormitory Authority, Personal Education, Series C, Rev., 5.000%, 03/15/18 (p)	1,050

		1,056

	Special Tax — 2.3%
1,995	New York State Dormitory Authority, Series A, Rev., 5.250%, 02/15/24	2,159
4,000	New York State Urban Development Corp., State Personal Income Tax, Series A, Rev., 5.000%, 03/15/32	4,551

		6,710

	Transportation — 2.7%
3,000	Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Rev., 5.000%, 11/15/29	3,437
3,000	Port Authority of New York & New Jersey, Consolidated, 194th Series, Rev., 5.000%, 10/15/30	3,444
1,000	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series B, Rev., 5.000%, 11/15/29	1,141

		8,022

	Water & Sewer — 2.5%
1,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series FF, Rev., 5.000%, 06/15/31	1,140
	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, New York City Municipal Water Finance Authority Projects—Second Resolution,
2,500	Series A, Rev., 5.250%, 06/15/27	2,731
3,000	Series B, Rev., 5.000%, 06/15/28	3,388

		7,259

	Total New York	34,031

	North Carolina — 2.3%
	Housing — 0.2%
500	North Carolina Housing Finance Agency, Homeownership, Series A, Rev., 3.500%, 07/01/39	517

	Other Revenue — 0.4%
1,000	County of Randolph, Limited Obligation, Series B, Rev., 5.000%, 10/01/26	1,160

	Prerefunded — 0.5%
1,355	University of North Carolina, Series A, Rev., 5.250%, 10/01/19 (p)	1,498

	Water & Sewer — 1.2%
3,330	City of Charlotte, Water & Sewer System, Rev., 5.250%, 07/01/22	3,640

	Total North Carolina	6,815

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	North Dakota — 2.2%
	Housing — 1.5%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
465	Series B, Rev., 5.000%, 07/01/28	487
625	Series D, Rev., 3.500%, 07/01/46	645
1,980	Series D, Rev., 4.000%, 07/01/46	2,086
660	Series D, Rev., 4.500%, 01/01/29	681
505	Series F, Rev., AMT, 4.500%, 01/01/35	525

		4,424

	Utility — 0.7%
2,000	McLean County, Solid Waste Facilities, Great River Energy Project, Series A, Rev., 4.875%, 07/01/26	2,106

	Total North Dakota	6,530

	Ohio — 1.9%
	General Obligation — 0.6%
1,500	Lakota Local School District, Series A, GO, NATL-RE, 5.250%, 12/01/25	1,789

	Housing — 0.6%
1,600	Ohio Housing Finance Agency Residential Mortgage, Mortgage-Backed Securities Program, Series D, Rev., 4.000%, 03/01/47	1,692
30	Ohio Housing Finance Agency, Single Family Mortgage, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 11/01/28	32

		1,724

	Industrial Development Revenue/Pollution Control Revenue — 0.7%
1,615	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Series B, Rev., 5.000%, 12/01/29	1,888

	Utility — 0.0% (g)
75	American Municipal Power, Inc., Unrefunded Balance, Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21	78

	Total Ohio	5,479

	Oklahoma — 0.4%
	Housing — 0.4%
600	Oklahoma County Home Finance Authority, Single Family Mortgage-Backed Securities Program, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.400%, 10/01/38	618
510	Oklahoma Housing Finance Agency, Single Family Mortgage, Homeownership Loan Program, Series A, Rev., GNMA COLL, 4.375%, 09/01/27	526

		1,144

	Other Revenue — 0.0% (g)
41	IDK Partners III Trust, Mortgage Pass-Through Certificates, Class A, Rev., 5.100%, 08/01/23	41

	Total Oklahoma	1,185

	Oregon — 0.5%
	Housing — 0.5%
1,240	Oregon State Housing & Community Services Department, Single Family Mortgage Program, Series B, Rev., AMT, 5.000%, 07/01/30	1,309

	Pennsylvania — 3.8%
	Education — 0.8%
2,000	University of Pittsburgh of the Commonwealth System of Higher Education, University Capital Project, Series B, Rev., 5.250%, 09/15/26	2,200

	Housing — 1.3%
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
1,765	Series 118A, Rev., AMT, 3.500%, 04/01/40	1,817
2,000	Series 121, Rev., 3.500%, 10/01/46	2,062

		3,879

	Industrial Development Revenue/Pollution Control Revenue — 0.8%
1,250	Bucks County Industrial Development Authority, Waste Management, Inc., Project, Rev., VAR, AMT, 1.375%, 02/01/17	1,250
1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series A, Rev., 2.625%, 11/01/21	1,009

		2,259

	Other Revenue — 0.7%
2,000	Philadelphia Redevelopment Authority, Neighborhood Transformation Initiative, Rev., 5.000%, 04/15/19	2,146

	Transportation — 0.2%
600	Allegheny County Airport Authority, Pittsburgh International Airport, Series A-1, Rev., AMT, 5.000%, 01/01/26	647

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation –– continued
	Total Pennsylvania	11,131

	Rhode Island — 1.6%
	Education — 0.6%
	Rhode Island Student Loan Authority, Student Loan Program,
650	Series A, Rev., AMT, 5.000%, 12/01/18	688
1,000	Series A, Rev., AMT, 5.000%, 12/01/19	1,070

		1,758

	Transportation — 1.0%
2,600	Rhode Island Economic Development Corp., Series B, Rev., 5.000%, 07/01/22	2,858

	Total Rhode Island	4,616

	South Carolina — 1.0%
	Housing — 0.3%
	South Carolina State Housing Finance & Development Authority,
355	Series 1, Rev., GNMA COLL, 5.000%, 01/01/28	373
570	Series B-2, Rev., AMT, 4.000%, 07/01/43	595

		968

	Prerefunded — 0.7%
1,855	York County School District No. 1, Series A, GO, SCSDE, 5.250%, 03/01/19 (p)	2,014

	Total South Carolina	2,982

	South Dakota — 0.9%
	Housing — 0.9%
	South Dakota Housing Development Authority, Homeownership Mortgage,
2,415	Series D, Rev., 4.000%, 11/01/45	2,551
135	Series E, Rev., 6.000%, 11/01/38	136

	Total South Dakota	2,687

	Tennessee — 2.4%
	Housing — 0.4%
	Tennessee Housing Development Agency, Homeownership Program,
150	Series 1C, Rev., AMT, 3.750%, 01/01/25	151
20	Series 2007-1, Rev., AMT, 5.500%, 01/01/38	21
	Tennessee Housing Development Agency, Housing Finance Program,
590	Series A-1, Rev., 5.000%, 01/01/27	611
110	Series A-2, Rev., 4.200%, 07/01/25	113
340	Tennessee Housing Development Agency, Residential Finance Program, Series 2B, Rev., 4.000%, 07/01/43	353

		1,249

	Transportation — 0.4%
1,000	Memphis-Shelby County Airport Authority, Series B, Rev., AMT, 5.750%, 07/01/25	1,092

	Utility — 0.8%
2,000	Tennessee Energy Acquisition Corp., Gas Project, Series A, Rev., 5.250%, 09/01/21	2,257

	Water & Sewer — 0.8%
2,000	Nashville & Davidson County Metropolitan Government, Water & Sewer, Series A, Rev., AGM, 5.250%, 01/01/21	2,261

	Total Tennessee	6,859

	Texas — 4.6%
	General Obligation — 1.8%
2,000	Socorro Independent School District, Series A, GO, PSF-GTD, 5.000%, 08/15/24	2,352
450	State of Texas, Water Financial Assistance, Series D, GO, 5.000%, 05/15/33	510
2,000	Texas Transportation Commission, Mobility Fund, GO, 5.000%, 10/01/24	2,341

		5,203

	Housing — 0.7%
1,070	Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments, Series 8, Rev., VAR, 5.950%, 11/01/23	1,071
720	Texas Department of Housing & Community Affairs, Residential Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/29	762
208	West Central Regional Housing Finance Corp., Mortgage-Backed Securities Program, Single Family Mortgage, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.350%, 12/01/39	209

		2,042

	Industrial Development Revenue/Pollution Control Revenue — 1.0%
	Harris County Industrial Development Corp., Solid Waste Disposal, Deer Park Refining Limited Partnership Project,
900	Rev., 4.700%, 05/01/18	931
2,000	Rev., 5.000%, 02/01/23	2,161

		3,092

	Transportation — 1.1%
2,800	Dallas Area Rapid Transit, Senior Lien, Series A, Rev., 5.000%, 12/01/32	3,171

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation –– continued

	Total Texas	13,508

	Utah — 2.4%
	Housing — 2.0%
1,945	Utah Housing Corp., Single Family Mortgage, Series D, Rev., FHA, 4.000%, 01/01/45	2,042
3,245	Utah State Board of Regents, Student Fee & Housing System, Rev., NATL-RE, 5.250%, 04/01/23	3,776

		5,818

	Other Revenue — 0.4%
970	Utah Transit Authority, Sales Tax, Series C, Rev., AGM, 5.250%, 06/15/29	1,194

	Total Utah	7,012

	Vermont — 3.8%
	Education — 1.7%
	Vermont Student Assistance Corp., Education Loan,
1,000	Series A, Rev., AMT, 5.000%, 06/15/23	1,086
1,400	Series A, Rev., AMT, 5.000%, 06/15/24	1,518
2,150	Series A, Rev., AMT, 5.000%, 06/15/25	2,325

		4,929

	Housing — 2.1%
	Vermont Housing Finance Agency, Multiple Purpose,
1,800	Series A, Rev., AMT, 4.000%, 11/01/46	1,866
2,060	Series B, Rev., AMT, 3.750%, 11/01/45	2,124
365	Series B, Rev., AMT, 4.125%, 11/01/42	376
1,650	Series C, Rev., AMT, GNMA/FNMA/FHLMC COLL, 4.000%, 11/01/46	1,727

		6,093

	Total Vermont	11,022

	Virginia — 0.8%
	Education — 0.8%
2,000	Virginia Public School Authority, School Financing, Series B, Rev., 5.000%, 08/01/24	2,352

	Washington — 1.7%
	General Obligation — 0.8%
2,000	State of Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.000%, 07/01/22	2,298

	Housing — 0.2%
500	Washington Housing Finance Commission, Single-Family Program, Series 2A-R, Rev., 3.500%, 12/01/46	517

	Transportation — 0.5%
1,300	Port of Seattle, Series B, Rev., AMT, 5.000%, 09/01/25	1,434

	Utility — 0.2%
500	Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26	558

	Total Washington	4,807

	West Virginia — 1.0%
	Other Revenue — 1.0%
2,690	West Virginia Economic Development Authority, Lease, Correctional Juvenile & Public Safety Facilities, Series A, Rev., 5.000%, 06/01/29	2,990

	Wisconsin — 0.8%
	Other Revenue — 0.8%
2,000	State of Wisconsin, General Fund Annual Appropriation, Series A, Rev., 5.750%, 05/01/29	2,193

	Total Municipal Bonds (Cost $271,464)	274,821

SHARES
Investment Company — 1.8%
391	Nuveen Quality Municipal Income Fund, (Cost $5,430)	5,252

Short-Term Investment — 2.5%
	Investment Company — 2.5%
7,298	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.280% (b) (l) (Cost $7,298)	7,298

	Total Investments — 98.5% (Cost $284,192)	287,371
	Other Assets in Excess of Liabilities — 1.5%	4,417

	NET ASSETS — 100.0%	$291,788

Percentages indicated are based on net assets.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
COP	—	Certificate of Participation
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
ICC	—	Insured Custody Certificates
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2016.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%
(l)	—	The rate shown is the current yield as of November 30, 2016.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,942
Aggregate gross unrealized depreciation	(3,763)

Net unrealized appreciation/depreciation	$3,179

Federal income tax cost of investments	$284,192

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Utility	$—	$2,179	$—	$2,179
Alaska
Housing	—	1,034	—	1,034
Other Revenue	—	1,212	—	1,212

Total Alaska	—	2,246	—	2,246

Arizona
Water & Sewer	—	5,613	—	5,613
Arkansas
Housing	—	15	—	15
California
General Obligation	—	928	—	928
Housing	—	208	—	208
Industrial Development Revenue/Pollution Control Revenue	—	1,715	—	1,715
Other Revenue	—	778	—	778
Prerefunded	—	3,322	—	3,322
Transportation	—	1,005	—	1,005

Total California	—	7,956	—	7,956

Colorado
Certificate of Participation/Lease	—	693	—	693
General Obligation	—	1,135	—	1,135
Hospital	—	2,471	—	2,471
Housing	—	213	—	213

Total Colorado	—	4,512	—	4,512

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Connecticut
Education	$—	$4,189	$—	$4,189
Housing	—	1,679	—	1,679

Total Connecticut	—	5,868	—	5,868

Delaware
Housing	—	656	—	656
District of Columbia
Water & Sewer	—	3,318	—	3,318
Florida
Certificate of Participation/Lease	—	10,432	—	10,432
Hospital	—	1,222	—	1,222
Housing	—	3,724	—	3,724
Industrial Development Revenue/Pollution Control Revenue	—	4,941	—	4,941
Other Revenue	—	2,246	—	2,246
Prerefunded	—	505	—	505
Transportation	—	4,568	—	4,568
Utility	—	7,838	—	7,838

Total Florida	—	35,476	—	35,476

Georgia
Housing	—	601	—	601
Industrial Development Revenue/Pollution Control Revenue	—	3,020	—	3,020

Total Georgia	—	3,621	—	3,621

Hawaii
Prerefunded	—	1,616	—	1,616
Illinois
General Obligation	—	2,086	—	2,086
Housing	—	1,802	—	1,802
Prerefunded	—	583	—	583

Total Illinois	—	4,471	—	4,471

Indiana
Hospital	—	1,860	—	1,860
Housing	—	651	—	651
Industrial Development Revenue/Pollution Control Revenue	—	2,246	—	2,246
Water & Sewer	—	2,437	—	2,437

Total Indiana	—	7,194	—	7,194

Iowa
Education	—	1,648	—	1,648
Housing	—	953	—	953

Total Iowa	—	2,601	—	2,601

Kentucky
Industrial Development Revenue/Pollution Control Revenue	—	488	—	488
Louisiana
Housing	—	685	—	685
Maine
Housing	—	1,680	—	1,680

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Massachusetts
Education	$—	$3,206	$—	$3,206
General Obligation	—	2,867	—	2,867
Housing	—	937	—	937
Water & Sewer	—	18,207	—	18,207

Total Massachusetts	—	25,217	—	25,217

Michigan
Housing	—	1,366	—	1,366
Industrial Development Revenue/Pollution Control Revenue	—	2,053	—	2,053

Total Michigan	—	3,419	—	3,419

Minnesota
General Obligation	—	40	—	40
Housing	—	6,872	—	6,872

Total Minnesota	—	6,912	—	6,912

Mississippi
Housing	—	1,860	—	1,860
Missouri
Housing	—	2,267	—	2,267
Transportation	—	2,150	—	2,150

Total Missouri	—	4,417	—	4,417

Nevada
Housing	—	73	—	73
New Hampshire
Education	—	5,351	—	5,351
Housing	—	348	—	348

Total New Hampshire	—	5,699	—	5,699

New Jersey
Education	—	2,704	—	2,704
General Obligation	—	1,454	—	1,454
Hospital	—	2,049	—	2,049
Industrial Development Revenue/Pollution Control Revenue	—	504	—	504
Transportation	—	2,185	—	2,185

Total New Jersey	—	8,896	—	8,896

New Mexico
Housing	—	625	—	625
New York
Housing	—	4,039	—	4,039
Other Revenue	—	6,945	—	6,945
Prerefunded	—	1,056	—	1,056
Special Tax	—	6,710	—	6,710
Transportation	—	8,022	—	8,022
Water & Sewer	—	7,259	—	7,259

Total New York	—	34,031	—	34,031

North Carolina
Housing	—	517	—	517
Other Revenue	—	1,160	—	1,160
Prerefunded	—	1,498	—	1,498
Water & Sewer	—	3,640	—	3,640

Total North Carolina	—	6,815	—	6,815

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
North Dakota
Housing	$—	$4,424	$—	$4,424
Utility	—	2,106	—	2,106

Total North Dakota	—	6,530	—	6,530

Ohio
General Obligation	—	1,789	—	1,789
Housing	—	1,724	—	1,724
Industrial Development Revenue/Pollution Control Revenue	—	1,888	—	1,888
Utility	—	78	—	78

Total Ohio	—	5,479	—	5,479

Oklahoma
Housing	—	1,144	—	1,144
Other Revenue	—	—	41	41

Total Oklahoma	—	1,144	41	1,185

Oregon
Housing	—	1,309	—	1,309
Pennsylvania
Education	—	2,200	—	2,200
Housing	—	3,879	—	3,879
Industrial Development Revenue/Pollution Control Revenue	—	2,259	—	2,259
Other Revenue	—	2,146	—	2,146
Transportation	—	647	—	647

Total Pennsylvania	—	11,131	—	11,131

Rhode Island
Education	—	1,758	—	1,758
Transportation	—	2,858	—	2,858

Total Rhode Island	—	4,616	—	4,616

South Carolina
Housing	—	968	—	968
Prerefunded	—	2,014	—	2,014

Total South Carolina	—	2,982	—	2,982

South Dakota
Housing	—	2,687	—	2,687
Tennessee
Housing	—	1,249	—	1,249
Transportation	—	1,092	—	1,092
Utility	—	2,257	—	2,257
Water & Sewer	—	2,261	—	2,261

Total Tennessee	—	6,859	—	6,859

Texas
General Obligation	—	5,203	—	5,203
Housing	—	2,042	—	2,042
Industrial Development Revenue/Pollution Control Revenue	—	3,092	—	3,092
Transportation	—	3,171	—	3,171

Total Texas	—	13,508	—	13,508

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Utah
Housing	$—	$5,818	$—	$5,818
Other Revenue	—	1,194	—	1,194

Total Utah	—	7,012	—	7,012

Vermont
Education	—	4,929	—	4,929
Housing	—	6,093	—	6,093

Total Vermont	—	11,022	—	11,022

Virginia
Education	—	2,352	—	2,352
Washington
General Obligation	—	2,298	—	2,298
Housing	—	517	—	517
Transportation	—	1,434	—	1,434
Utility	—	558	—	558

Total Washington	—	4,807	—	4,807

West Virginia
Other Revenue	—	2,990	—	2,990
Wisconsin
Other Revenue	—	2,193	—	2,193

Total Municipal Bonds		274,780	41	274,821

Investment Company	5,252	—	—	5,252
Short-Term Investment
Investment Company	7,298	—	—	7,298

Total Investments in Securities	$12,550	$274,780	$41	$287,371

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no significant transfers between levels 1 and 2 during the period ended November 30, 2016.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Commercial Paper — 2.4% (n)
	Alabama — 2.4%
39,000	Huntsville Health Care Authority, 0.590%, 12/05/16 (Cost $39,000)	39,000

Daily Demand Notes — 19.2%
	California — 1.5%
25,000	California Pollution Control Financing Authority, Pacific Gas & Electric Co., Rev., VRDO, LOC: Mizuho Bank Ltd., 0.600%, 12/01/16	25,000

	Georgia — 0.2%
2,200	Glynn-Brunswick Memorial Hospital Authority, Series 2008B, Rev., VRDO, LOC: TD Bank N.A., 0.520%, 12/01/16	2,200

	Michigan — 0.4%
5,940	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VRDO, FHLB, LOC: FHLB, 0.610%, 12/01/16	5,940

	Nevada — 3.2%
53,200	City of Reno, Sales Tax Revenue, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project, Series 2008A, Rev., VRDO, LOC: Bank of New York Mellon, 0.630%, 12/01/16	53,200

	New Hampshire — 0.6%
10,760	Tender Option Bond Trust Receipts/CTFS Various State, Series 2015-XF0037, Rev., VRDO, FHA, LIQ: Toronto-Dominion Bank, 0.750%, 12/01/16 (e)	10,760

	New York — 10.1%
2,900	City of New York, Series H, Subseries H-3, GO, VRDO, AGM, 0.600%, 12/01/16	2,900
22,100	City of New York, Fiscal Year 2017, Series A, Subseries A-6, GO, VRDO, 0.620%, 12/01/16	22,100
20,000	New York City Industrial Development Agency, Liberty-123 Washington LLC Project, Series 2007, Rev., VRDO, LOC: Bank of China, 0.740%, 12/01/16	20,000
11,600	New York State Housing Finance Agency, 350 West 43rd Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.620%, 12/01/16	11,600
33,000	New York State Housing Finance Agency, 455 West 37th Street Housing, Series A, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thuringen, 0.620%, 12/01/16	33,000
35,000	New York State Housing Finance Agency, 605 West 42nd Street Housing, Series A, Rev., VRDO, LOC: Bank of China, 0.740%, 12/01/16	35,000
9,000	New York State Housing Finance Agency, Manhattan West Residential Housing, Series A, Rev., VRDO, LOC: Bank of China, 0.740%, 12/01/16	9,000
	New York State Mortgage Agency, Homeowner Mortgage,
7,270	Series 135, Rev., VRDO, AMT, 0.640%, 12/01/16	7,270
25,455	Series 142, Rev., VRDO, AMT, 0.590%, 12/01/16	25,455

		166,325

	Tennessee — 2.1%
5,500	Clarksville Public Building Authority, Rev., VRDO, LOC: Bank of America N.A., 0.640%, 12/01/16	5,500
10,000	Clarksville Public Building Authority, Pooled Financing, Rev., VRDO, LOC: Bank of America N.A., 0.640%, 12/01/16	10,000
8,800	Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Fund, Series 2004, Rev., VRDO, LOC: Bank of America N.A., 0.640%, 12/01/16	8,800
	Montgomery County Public Building Authority, Tennessee County Loan Pool,
4,000	Series 2004, Rev., VRDO, LOC: Bank of America N.A., 0.640%, 12/01/16	4,000
6,000	Series 2006, Rev., VRDO, LOC: Bank of America N.A., 0.640%, 12/01/16	6,000

		34,300

	Virginia — 1.1%
	County of King George, IDA, Birchwood Power Partners,
9,200	Series A, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.540%, 12/01/16	9,200
9,200	Series B, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.540%, 12/01/16	9,200

		18,400

	Total Daily Demand Notes (Cost $316,125)	316,125

Weekly Demand Notes — 70.5%
	California — 2.8%
8,842	California Housing Finance Agency, Series 2016-XF2308, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.780%, 12/07/16 (e)	8,842
2,110	California Statewide Communities Development Authority, Rady Children’s Hospital, Series C, Rev., VRDO, LOC: Northern Trust Co., 0.520%, 12/07/16	2,110

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	California — continued
200	Metropolitan Water District of Southern California, Series A-1, Rev., VRDO, 0.510%, 12/07/16	200
14,500	Modesto Irrigation District Financing Authority, Municipal Securities Trust Receipts, Class A, Rev., VRDO, NATL-RE, LOC: Societe Generale, 0.570%, 12/07/16	14,500
7,010	State of California Department of Veterans Affairs, Series 2016-XM0261, Rev., VRDO, LIQ: Citibank N.A., 0.700%, 12/07/16	7,010
13,750	Tender Option Bond Trust Receipts/CTFS Various State, Series 2016-XF0452, Rev., VRDO, LIQ: Toronto-Dominion Bank, 0.610%, 12/07/16 (e)	13,750

		46,412

	Colorado — 1.2%
390	Colorado Educational & Cultural Facilities Authority, Nature Conservancy Project, Series 2012, Rev., VRDO, 0.540%, 12/07/16	390
20,000	Tender Option Bond Trust Receipts/CTFS Various State, Series 2016-ZF0467, Rev., VRDO, LOC: Royal Bank of Canada, 0.640%, 12/07/16 (e)	20,000

		20,390

	Connecticut — 1.0%
16,200	Connecticut State Development Authority, Rev., VRDO, LOC: Bank of Monteral, 0.600%, 12/07/16	16,200

	Delaware — 1.3%
20,000	County of New Castle, FlightSafety International, Inc. Project, Rev., VRDO, 0.580%, 12/07/16	20,000
1,255	Delaware State Housing Authority, MERLOTS, Series C66, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.880%, 12/07/16 (e)	1,255

		21,255

	Florida — 3.3%
17,800	Collier County IDA, Allete, Inc. Project, Series 2006, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.600%, 12/07/16	17,800
11,000	County of Palm Beach, Special Purpose Facilities, FlightSafety Project, Rev., VRDO, 0.580%, 12/07/16	11,000
14,825	Florida Housing Finance Corp., Multi-Family Mortgage, Boynton Bay Apartments, Series I, Rev., VRDO, LOC: Citibank N.A., 0.600%, 12/07/16	14,825
11,270	Sumter County IDA, Solid Waste Disposal, American Cement Co., LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.670%, 12/07/16	11,270

		54,895

	Georgia — 0.7%
12,195	Fulton County Development Authority, Airport Facility, FlightSafety International, Inc. Project, Series B, Rev., VRDO, 0.580%, 12/07/16	12,195

	Idaho — 0.6%
10,000	Idaho Housing & Finance Association, Single Family Mortgage, Series A-3, Class I, Rev., VRDO, AMT, LIQ: Barclays Bank plc, 0.580%, 12/07/16	10,000

	Illinois — 7.4%
14,000	Chicago Midway Airport, Second Lien, Series C-2, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.580%, 12/07/16	14,000
15,280	Illinois Finance Authority, Museum of Science & Industry, Series 2009-D, Rev., VRDO, LOC: Northern Trust Co., 0.570%, 12/07/16	15,280
20,935	Illinois Finance Authority, University of Chicago, Series C, Rev., VRDO, 0.550%, 12/07/16	20,935
50,000	Illinois State Toll Highway Authority, Toll Highway, Series A-1B, Rev., VRDO, AGM, 0.560%, 12/07/16	50,000
4,100	Indiana Finance Authority, Solid Waste Disposal, Four-Leaf Clover Dairy LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.710%, 12/07/16	4,100
17,995	Puttable Floating Option Tax-Exempt Receipts, Series PT-4702, Rev., VRDO, LIQ: Bank of America N.A., 0.740%, 12/07/16 (e)	17,995

		122,310

	Indiana — 0.1%
2,500	Tender Option Bond Trust Receipts/CTFS Various State, Series 2016-ZF0280, Rev., VRDO, LIQ: TD Bank N.A., 0.590%, 12/07/16 (e)	2,500

	Iowa — 0.7%
10,910	Iowa Finance Authority, Multi-Family Housing, Series A, Rev., VRDO, AMT, 0.590%, 12/07/16	10,910

	Kansas — 1.3%
20,780	City of Wichita, Airport Facility, FlightSafety International, Inc., Series VIII, Rev., VRDO, 0.580%, 12/07/16	20,780

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Kentucky — 1.2%
13,300	Kenton County Airport Board, Special Facilities, FlightSafety International, Inc. Project, Series A, Rev., VRDO, 0.580%, 12/07/16	13,300
5,740	Maysville Industrial Bldg., Green Tokai Co., Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.630%, 12/07/16	5,740

		19,040

	Maine — 1.0%
17,185	Maine State Housing Mortgage Authority, Series G, Rev., VRDO, AMT, 0.620%, 12/07/16	17,185

	Maryland — 5.2%
	Maryland Community Development Administration, Department of Housing & Community Development, Residential,
24,700	Series G, Rev., VRDO, AMT, 0.620%, 12/07/16	24,700
40,000	Series J, Rev., VRDO, AMT, 0.590%, 12/07/16	40,000
13,900	Prince Georges County Housing Authority, Multi-Family, Allentowne Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.600%, 12/07/16	13,900
7,020	Tender Option Bond Trust Receipts/CTFS Various State, Series 2016-XG0006, Rev., VRDO, LIQ: Bank of America N.A., 0.670%, 12/07/16 (e)	7,020

		85,620

	Minnesota — 0.4%
7,000	Oakdale Multifamily, Housing Cottage Homesteads, Rev., VRDO, FHLMC, LOC: FHLMC, 0.620%, 12/07/16	7,000

	Nebraska — 1.8%
29,530	Tender Option Bond Trust Receipts/CTFS Various State, Series 2016-ZM0398, 0.840%, 12/07/16 (e)	29,530

	Nevada — 1.1%
17,850	Nevada Housing Division, Multi-Unit Housing, Reno Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.610%, 12/07/16	17,850

	New Jersey — 1.0%
17,200	New Jersey Housing & Mortgage Finance Agency, Single Family Housing, Series R, Rev., VRDO, 0.570%, 12/07/16	17,200

	New York — 9.0%
14,800	City of New York, Fiscal Year 2008, Series J, Subseries J-8, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.620%, 12/07/16	14,800
13,600	Erie County Industrial Development Agency, Series 2008, Rev., VRDO, 0.650%, 12/07/16	13,600
20,000	New York City Housing Development Corp., Multi-Family Mortgage, Related-Upper East, Series A, Rev., VRDO, AMT, LOC: Landesbank Baden-Wuerttemberg, 0.590%, 12/07/16	20,000
	New York City Industrial Development Agency, Korean Air Lines,
18,500	Series A, Rev., VRDO, LOC: Kookmin Bank, 0.830%, 12/07/16	18,500
9,200	Series B, Rev., VRDO, LOC: Kookmin Bank, 0.830%, 12/07/16	9,200
19,000	New York City Industrial Development Agency, Special Facility, Air Express International Corp. Project, Rev., VRDO, LOC: Citibank N.A., 0.630%, 12/07/16	19,000
10,000	New York Liberty Development Corp., Series 2015-XF2023, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.600%, 12/07/16 (e)	10,000
21,550	New York State Housing Finance Agency, 222 East 44th Street Housing, Series A, Rev., VRDO, LOC: Bank of China, 0.650%, 12/07/16	21,550
11,715	New York State Housing Finance Agency, Remeeder Houses Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.580%, 12/07/16	11,715
9,505	Port Authority of New York & New Jersey, Series ROCS-RR-II-R-11770, Rev., VRDO, LIQ: Citibank N.A., 0.610%, 12/07/16 (e)	9,505

		147,870

	North Carolina — 1.6%
5,840	Mecklenburg County Industrial Facilities & Pollution Control Financing Authority, Industrial Development, Ferguson Supply & Box Mfg. Co. & Fergie-Burgess, LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.720%, 12/07/16	5,840
5,000	North Carolina Capital Facilities Finance Agency, Educational Facilities, Series 2016-ZM0153, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.580%, 12/07/16 (e)	5,000
6,510	North Carolina Capital Facilities Finance Agency, Educational Facilities, Wake Forest University, Series B, Rev., VRDO, 0.550%, 12/07/16	6,510

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	North Carolina — continued
9,800	Person County Industrial Facilities & Pollution Control Financing Authority, Recovery Zone Facility, CertainTeed Gypsum NC, Inc., Series 2010, Rev., VRDO, LOC: Credit Industrial E.T., 0.550%, 12/07/16	9,800

		27,150

	North Dakota — 2.1%
	North Dakota Housing Finance Agency, Housing Finance Program, Home Mortgage,
7,155	Series A, Rev., VRDO, AMT, 0.600%, 12/07/16	7,155
27,055	Series B, Rev., VRDO, AMT, 0.580%, 12/07/16	27,055

		34,210

	Oregon — 2.5%
41,265	Port of Portland, Oregon Portland International Airport, Series 18B, Rev., VRDO, AMT, LOC: Industrial & Commercial Bank of China, 0.680%, 12/07/16	41,265

	Pennsylvania — 3.7%
3,900	County of Allegheny, Residential Finance Authority, Single Family Mortgage, Series PP, Rev., VRDO, AMT, GNMA COLL, 0.870%, 12/07/16	3,900
14,165	Delaware Valley Regional Financial Authority, Series SGC-63, Class A, Rev., VRDO, LIQ: Societe Generale, 0.570%, 12/07/16 (e)	14,165
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
100	Series 2004-83C, Rev., VRDO, AMT, 0.600%, 12/07/16	100
800	Series 2005-88C, Rev., VRDO, AMT, 0.590%, 12/07/16	800
18,760	Series 2006-93B, Rev., VRDO, AMT, 0.600%, 12/07/16	18,760
17,905	Series 2007-98C, Rev., VRDO, AMT, 0.600%, 12/07/16	17,905
5,270	Series 2007-99C, Rev., VRDO, AMT, 0.600%, 12/07/16	5,270

		60,900

	Rhode Island — 0.1%
2,100	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights Project, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.590%, 12/07/16	2,100

	South Carolina — 0.3%
5,000	Tender Option Bond Trust Receipts/CTFS Various State, Series 2015-XF2204, Rev., VRDO, LIQ: Citibank N.A., 0.590%, 12/07/16 (e)	5,000

	Tennessee — 2.1%
9,000	Jackson Industrial Development Board, Industrial Development, General Cable Corp. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.640%, 12/07/16	9,000
10,970	Metropolitan Government of Nashville & Davidson County, Health & Educational Facilities Board, Multi-Family Housing, The Retreat at Dry Creek Farms Apartments Project, Rev., VRDO, LOC: Citibank N.A., 0.550%, 12/07/16	10,970
14,000	Wilson County, Tennessee Sports Authority, Rev., VRDO, LOC: PNC Bank N.A., 0.560%, 12/07/16	14,000

		33,970

	Texas — 8.2%
13,695	County of Harris, Series SGC-31, Class A, Rev., VRDO, LIQ: Societe Generale, 0.570%, 12/07/16	13,695
7,985	Montgomery Country Housing Finance Corp., Multi-Family Housing, Park at Woodline Townhomes, Rev., VRDO, LOC: Citibank N.A., 0.610%, 12/07/16	7,985
10,950	North Texas Tollway Authority, Series 2016-XF2220, Rev., VRDO, LIQ: Citibank N.A., 0.590%, 12/07/16 (e)	10,950
4,500	San Jacinto Community College District, Series 2015-XF2010, GO, VRDO, LIQ: Morgan Stanley Bank, 0.580%, 12/07/16 (e)	4,500
21,995	State of Texas, Series C, GO, VRDO, 0.590%, 12/07/16	21,995
10,015	SunAmerica Taxable Trust, Series 2002-1, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.610%, 12/07/16	10,015
15,000	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Series 2012-B, Rev., VRDO, 0.570%, 12/07/16	15,000
36,455	Tender Option Bond Trust Receipts/CTFS Various State, Series 2016-ZF0465, Rev., VRDO, LOC: Royal Bank of Canada, 0.640%, 12/07/16 (e)	36,455
14,630	Texas Department of Housing & Community Affairs, Single Family Mortgage, Series D, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: Texas Comptroller of Public Accounts, 0.580%, 12/07/16	14,630

		135,225

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Utah — 4.3%
	Utah Housing Corp., Single Family Mortgage,
3,515	Series A-1, Class I, Rev., VRDO, 0.620%, 12/07/16	3,515
2,915	Series A-2, Rev., VRDO, 0.620%, 12/07/16	2,915
4,900	Series B, Class I, Rev., VRDO, 0.620%, 12/07/16	4,900
5,990	Series C-2, Class I, Rev., VRDO, FHA, 0.620%, 12/07/16	5,990
5,330	Series D-2, Class I, Rev., VRDO, 0.620%, 12/07/16	5,330
48,265	Wells Fargo Stage Trust, Various States, Series 33C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.600%, 12/07/16 (e)	48,265

		70,915

	Virginia — 3.7%
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
18,460	Series M015, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.580%, 12/07/16	18,460
21,140	Series M025, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.590%, 12/07/16	21,140
22,020	Series M026, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.590%, 12/07/16	22,020

		61,620

	Washington — 0.6%
10,000	Port Grays Harbor Industrial Development Corp., Murphy Co. Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.620%, 12/07/16	10,000

	Wisconsin — 0.2%
	Wisconsin Housing & EDA, Home Ownership,
1,000	Series E, Rev., VRDO, AMT, 0.550%, 12/07/16	1,000
1,945	Series ROCS-RR-II-R-11522, Rev., VRDO, LIQ: Citibank N.A., 0.610%, 12/07/16 (e)	1,945

		2,945

	Total Weekly Demand Notes (Cost $1,164,442)	1,164,442

SHARES
Variable Rate Demand Preferred Shares — 7.8%
	Nuveen AMT-Free Municipal Income Fund
25,000	Series 3, LIQ: Toronto-Dominion Bank, 0.640%, 12/07/16 # (e)	25,000
40,000	Series 4, LIQ: Barclays Bank plc, 0.670%, 12/07/16 # (e)	40,000
	Nuveen California Dividend Advantage Municipal Fund
10,000	Series 4, VRDO, LIQ: Royal Bank of Canada, 0.670%, 12/07/16 # (e)	10,000
5,000	Series 6, VRDO, LIQ: Citibank N.A., 0.700%, 12/07/16 # (e)	5,000
	Nuveen Quality Municipal Income Fund
40,000	Series 1, LIQ: Barclays Bank plc, 0.720%, 12/07/16 # (e)	40,000
9,700	Series 3, LIQ: Barclays Bank plc, 0.720%, 12/07/16 # (e)	9,700

	Total Variable Rate Demand Preferred Shares (Cost $129,700)	129,700

	Total Investments — 99.9% (Cost $1,649,267)*	1,649,267
	Other Assets in Excess of Liabilities — 0.1%	1,525

	NET ASSETS — 100.0%	$1,650,792

Percentages indicated are based on net assets.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
EDA	—	Economic Development Authority
FHA	—	Federal Housing Administration
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
ROCS	—	Reset Option Certificates
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2016.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of November 30, 2016.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by certain money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of November 30, 2016, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,649,267	$—	$1,649,267

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2016.

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 97.1% (t)
	California — 1.0%
	General Obligation — 1.0%
1,500	Napa & Sonoma Counties Valley Community College District, Election of 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/20 (p)	1,287

	Illinois — 1.2%
	Water & Sewer — 1.2%
1,500	City of Chicago, Water, Second Lien, Series A, Rev., AMBAC, 5.000%, 11/01/20	1,505

	Louisiana — 1.4%
	Housing — 1.4%
1,685	Jefferson Parish Finance Authority, Single Family Mortgage, Rev., FGIC, Zero Coupon, 05/01/17 (p)	1,678

	Ohio — 91.5%
	Certificate of Participation/Lease — 1.5%
1,800	Ohio State Department of Administrative Services, State Taxation Accounting & Revenue System Project, COP, 5.000%, 09/01/18	1,914

	Education — 9.7%
1,285	Cuyahoga Community College District, General Receipts, Series D, Rev., 5.000%, 08/01/27	1,453
	Ohio State University, General Receipts,
85	Series D, Rev., 5.000%, 12/01/26 (p)	104
85	Series D, Rev., 5.000%, 12/01/27 (p)	104
500	Ohio State University, General Receipts, Special Purpose, Series A, Rev., 5.000%, 06/01/28	565
	Ohio State University, General Receipts, Unrefunded Balance,
1,915	Series D, Rev., 5.000%, 12/01/26	2,298
1,915	Series D, Rev., 5.000%, 12/01/27	2,317
1,650	State of Ohio, Higher Educational Facility, Case Western Reserve University 2006 Project, Rev., NATL-RE, 5.250%, 12/01/19	1,822
2,000	State of Ohio, Higher Educational Facility, University of Dayton 2013 Project, Rev., 5.000%, 12/01/28	2,227
1,000	Wright State University, General Receipts, Series A, Rev., 5.000%, 05/01/26	1,099

		11,989

	General Obligation — 22.1%
	Central Ohio Solid Waste Authority, Solid Waste Facilities Improvement, Limited Tax,
1,170	GO, 5.000%, 12/01/26	1,323
1,610	GO, 5.000%, 12/01/29	1,807
1,240	City of Cleveland, Various Purpose, GO, 5.000%, 12/01/26	1,416
2,470	City of Columbus, Unlimited Tax, Various Purpose, Series B, GO, 5.000%, 12/01/32	2,817
2,500	County of Butler, Lakota Local School District, Series A, GO, NATL-RE, FGIC, 5.250%, 12/01/24	2,964
	County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction & Improvement,
1,000	GO, NATL-RE, FGIC, 5.250%, 12/01/20	1,129
3,000	GO, NATL-RE, FGIC, 5.250%, 12/01/24	3,559
1,800	GO, NATL-RE, 5.250%, 12/01/25	2,147
1,000	Franklin & Licking Counties, New Albany Plain Local School District, Various Purpose, GO, 5.000%, 12/01/25	1,111
2,450	Lakewood City School District, Capital Appreciation, GO, AGM, Zero Coupon, 12/01/17	2,420
1,500	State of Ohio, Common Schools, Series B, GO, 5.000%, 09/15/26	1,684
	State of Ohio, Higher Educational,
1,500	Series C, GO, 5.000%, 11/01/31	1,706
1,000	Series C, GO, 5.000%, 11/01/33	1,127
1,000	State of Ohio, Infrastructure Improvement, Series C, GO, 5.000%, 03/01/29	1,127
1,000	Toledo City School District, School Facilities Improvement, GO, 5.000%, 12/01/23	1,119

		27,456

	Hospital — 9.5%
	County of Franklin, Hospital Facilities, OhioHealth Corp.,
1,000	Rev., 5.000%, 05/15/27	1,137
500	Rev., 5.000%, 05/15/31	558
	State of Ohio, Hospital, Cleveland Clinic Health System Obligated Group,
2,000	Series A, Rev., 5.000%, 01/01/26	2,070
1,500	Series B, Rev., 5.000%, 01/01/25	1,596
	State of Ohio, University Hospital Health System, Inc.,
1,500	Series A, Rev., 5.000%, 01/15/20	1,636
550	Series A, Rev., 5.000%, 01/15/24	591
1,000	Series A, Rev., 5.000%, 01/15/28	1,105

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital –– continued
1,885	Series A, Rev., 5.000%, 01/15/32	2,059
1,000	Series A, Rev., 5.250%, 01/15/23	1,087

		11,839

	Housing — 3.2%
550	County of Cuyahoga, Multi-Family Housing, Allerton Apartments Project, Series A, Rev., FHA, GNMA COLL, 4.900%, 08/20/22	568
45	County of Trumbull, Multi-Family Housing, Royal Mall Apartments Project, Series A, Rev., FHA, GNMA COLL, 4.800%, 05/20/17	46
	Ohio Housing Finance Agency,
1,000	Series A, Rev., AGM, 5.000%, 04/01/22	1,013
500	Series A, Rev., AGM, 5.000%, 04/01/27	506
1,245	Ohio Housing Finance Agency, Multi-Family Housing, Hillwood II Project, Rev., AMT, GNMA COLL, 4.850%, 05/20/21	1,272
45	Ohio Housing Finance Agency, Multi-Family Housing, Warren Heights, Series C, Rev., AMT, FHA, GNMA COLL, 4.500%, 11/20/17	45
425	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities Program, Series J, Rev., GNMA/FNMA/FHLMC, 5.900%, 09/01/23	434
70	Summit County Port Authority, Multi-Family Housing, Callis Tower Apartments Project, Rev., FHA, GNMA COLL, 4.500%, 09/20/17	71

		3,955

	Other Revenue — 10.1%
	City of Cleveland, Parking Facilities,
440	Rev., AGM, 5.250%, 09/15/21 (p)	508
930	Rev., AGM, 5.250%, 09/15/21	1,033
1,310	County of Cuyahoga, Economic Development, Shaker Square Project, Series D, Rev., 5.000%, 12/01/25	1,426
1,250	County of Cuyahoga, Various Purpose, Rev., 5.000%, 12/01/29	1,431
115	Franklin County Convention Facilities Authority, Rev., 5.000%, 12/01/22	119
	Ohio State Building Authority, State Facilities, Administrative Building Fund Projects,
1,000	Series B, Rev., 5.000%, 10/01/23	1,094
1,220	Series B, Rev., 5.000%, 10/01/24	1,335
1,235	RiverSouth Authority, RiverSouth Area Redevelopment, Series A, Rev., 5.000%, 12/01/21	1,394
1,000	State of Ohio, Cultural & Sports Capital Appreciation Facilities, Series A, Rev., 5.250%, 10/01/20	1,119
1,235	State of Ohio, Parks & Recreation Capital Facilities, Series II-A, Rev., 5.000%, 12/01/20	1,380
1,500	State of Ohio, Parks & Recreation Improvement Fund Projects, Series C, Rev., 5.000%, 12/01/31	1,721

		12,560

	Prerefunded — 17.2%
1,000	American Municipal Power-Ohio, Inc., Prairie State Energy Campus Project, Series A, Rev., AGC, 5.000%, 02/15/19 (p)	1,079
1,530	Beavercreek City School District, Counties of Greene & Montgomery, School Improvement, GO, 5.000%, 06/01/19 (p)	1,665
115	Central Ohio Solid Waste Authority, Solid Waste Facilities Improvement, Limited Tax, GO, 5.000%, 06/01/22 (p)	133
2,000	City of Avon, Series B, GO, 5.000%, 12/01/18 (p)	2,149
1,500	City of Columbus, Limited Tax, Various Purpose, Series B, GO, 5.000%, 08/15/23 (p)	1,766
1,500	City of Columbus, Unlimited Tax, Various Purpose, Series A, GO, 5.000%, 07/01/21 (p)	1,707
1,000	City of Strongsville, Limited Tax, Various Purpose, GO, 5.000%, 12/01/18 (p)	1,074
1,000	County of Franklin, City of Columbus, School District, School Facilities Construction & Improvement, GO, 5.000%, 06/01/19 (p)	1,086
1,405	Delaware & Franklin Counties, Olentangy Local School District, School Facilities Construction & Improvement, GO, 5.000%, 06/01/18 (p)	1,486
1,000	Franklin, Delaware & Union Counties, Dublin City School District, School Facilities Construction & Improvement, GO, 5.000%, 12/01/18 (p)	1,075
1,835	Ohio State Building Authority, State Facilities, Administrative Building Fund Projects, Series A, Rev., 5.000%, 04/01/19 (p)	1,986

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded –– continued
1,745	Ohio State Building Authority, State Facilities, Adult Correctional Building Fund Projects, Series A, Rev., 5.000%, 04/01/19 (p)	1,888
2,185	State of Ohio, Higher Educational Facility, Otterbein College 2008 Project, Series A, Rev., 5.500%, 12/01/18 (p)	2,369
1,750	State of Ohio, Infrastructure Improvement, Series A, GO, 5.375%, 03/01/18 (p)	1,843

		21,306

	Transportation — 7.4%
2,000	City of Cleveland, Airport System, Series A, Rev., AGM-CR, AMBAC, 5.250%, 01/01/20	2,190
	Ohio State Turnpike Commission,
2,000	Series A, Rev., 5.000%, 02/15/22	2,124
1,185	Series A, Rev., 5.000%, 02/15/23	1,259
2,000	Series A, Rev., 5.250%, 02/15/27	2,409
1,000	State of Ohio, Capital Facilities Lease Appropriation, Series A, Rev., 5.000%, 04/01/30	1,135

		9,117

	Utility — 2.1%
	City of Hamilton, Electric System,
950	Series A, Rev., AGC, 5.000%, 10/01/20	1,027
1,000	Series A, Rev., AGC, 5.000%, 10/01/21	1,075
480	Cleveland Department of Public Utilities, Division of Public Power System, Unrefunded Balance, Series A-1, Rev., NATL-RE, 5.000%, 11/15/20	482

		2,584

	Water & Sewer — 8.7%
	City of Columbus, Sewerage System,
1,000	Rev., 5.000%, 06/01/28	1,162
1,950	Rev., 5.000%, 06/01/29	2,276
1,880	Rev., 5.000%, 06/01/30	2,175
1,000	City of Toledo, Water System, Series A, Rev., 5.000%, 11/15/25	1,113
	Ohio State Water Development Authority, Fresh Water,
2,000	Rev., 5.500%, 12/01/21	2,338
1,500	Series A, Rev., 5.000%, 12/01/30	1,749

		10,813

	Total Ohio	113,533

	Texas — 2.0%
	Housing — 2.0%
2,500	Southeast Texas Housing Finance Corp., Single Family Mortgage, Series A, Rev., NATL-RE, Zero Coupon, 09/01/17 (p)	2,480

	Total Municipal Bonds (Cost $116,409)	120,483

SHARES
Short-Term Investment — 1.5%
	Investment Company — 1.5%
1,800	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.280% (b) (l) (Cost $1,800)	1,800

	Total Investments — 98.6% (Cost $118,209)	122,283
	Other Assets in Excess of Liabilities — 1.4%	1,728

	NET ASSETS — 100.0%	$124,011

Percentages indicated are based on net assets.

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of November 30, 2016.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,043
Aggregate gross unrealized depreciation	(969)

Net unrealized appreciation/depreciation	$4,074

Federal income tax cost of investments	$118,209

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset value per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,800	$120,483	$—	$122,283

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2016.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 8.6%
2,886	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 1.384%, 12/27/22 (e)	2,890
858	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.714%, 04/25/36	856
1,660	Ally Auto Receivables Trust, Series 2016-1, Class A2A, 1.200%, 08/15/18	1,661
3,025	Ally Master Owner Trust, Series 2014-3, Class A, 1.330%, 03/15/19	3,026
	American Credit Acceptance Receivables Trust,
316	Series 2015-1, Class A, 1.430%, 08/12/19 (e)	316
656	Series 2015-2, Class A, 1.570%, 06/12/19 (e)	656
1,984	Series 2015-3, Class A, 1.950%, 09/12/19 (e)	1,987
3,024	Series 2016-3, Class A, 1.700%, 11/12/20 (e)	3,024
3,535	Series 2016-1A, Class A, 2.370%, 05/12/20 (e)	3,547
	American Express Credit Account Master Trust,
4,565	Series 2014-2, Class A, 1.260%, 01/15/20	4,570
3,602	Series 2014-3, Class A, 1.490%, 04/15/20	3,611
	AmeriCredit Automobile Receivables Trust,
98	Series 2014-1, Class A3, 0.900%, 02/08/19	98
1,623	Series 2014-2, Class A3, 0.940%, 02/08/19	1,622
6,086	Series 2015-1, Class A3, 1.260%, 11/08/19	6,085
3,446	Series 2015-4, Class A3, 1.700%, 07/08/20	3,457
1,917	Series 2016-1, Class A3, 1.810%, 10/08/20	1,923
39	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M1, VAR, 1.717%, 08/25/32	36
5,320	Axis Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	5,325
	Bear Stearns Asset-Backed Securities Trust,
299	Series 2003-SD2, Class 2A, VAR, 3.289%, 06/25/43	280
277	Series 2006-SD1, Class A, VAR, 0.962%, 04/25/36	269
7,535	BMW Vehicle Lease Trust, Series 2016-1, Class A3, 1.340%, 01/22/19	7,539
1,112	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	1,104
	Capital Auto Receivables Asset Trust,
215	Series 2014-2, Class A3, 1.260%, 05/21/18	216
1,786	Series 2014-3, Class A3, 1.480%, 11/20/18	1,787
4,500	Series 2015-3, Class A2, 1.720%, 01/22/19	4,513
13,930	Series 2015-3, Class A3, 1.940%, 01/21/20	13,997
5,128	Series 2015-4, Class A2, 1.620%, 03/20/19	5,138
3,483	Series 2016-1, Class A3, 1.730%, 04/20/20	3,488
2,000	Capital One Multi-Asset Execution Trust, Series 2015-A7, Class A7, 1.450%, 08/16/21	1,998
	CarFinance Capital Auto Trust,
1,541	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	1,548
4,865	Series 2014-2A, Class A, 1.440%, 11/16/20 (e)	4,865
2,668	Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	2,671
	CarMax Auto Owner Trust,
237	Series 2013-4, Class A3, 0.800%, 07/16/18	237
670	Series 2014-3, Class A3, 1.160%, 06/17/19	670
2,379	Series 2014-4, Class A3, 1.250%, 11/15/19	2,380
6,948	Series 2015-1, Class A3, 1.380%, 11/15/19	6,954
2,609	Series 2015-2, Class A3, 1.370%, 03/16/20	2,610
3,543	Series 2016-1, Class A3, 1.610%, 11/16/20	3,546
932	Carnow Auto Receivables Trust, Series 2015-1A, Class A, 1.690%, 01/15/20 (e)	932
2,061	Centex Home Equity Loan Trust, Series 2002-C, Class AF4, SUB, 4.980%, 06/25/31	2,078
	Chrysler Capital Auto Receivables Trust,
4,889	Series 2015-BA, Class A3, 1.910%, 03/16/20 (e)	4,911
17,654	Series 2016-AA, Class A3, 1.770%, 10/15/20 (e)	17,685
3,500	Series 2016-AA, Class A4, 1.960%, 01/18/22 (e)	3,503
1,224	CIT Equipment Collateral, Series 2014-VT1, Class A3, 1.500%, 10/21/19 (e)	1,225
726	Citi Held For Asset Issuance, Series 2015-PM1, Class A, 1.850%, 12/15/21 (e)	726

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
2,625	Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8, 5.650%, 09/20/19	2,717
	CNH Equipment Trust,
192	Series 2013-C, Class A3, 1.020%, 08/15/18	192
1,436	Series 2014-A, Class A3, 0.840%, 05/15/19	1,435
5,330	Series 2014-A, Class A4, 1.500%, 05/15/20	5,336
1,010	Series 2016-B, Class A3, 1.630%, 08/15/21	1,009
7,015	Colony American Finance Ltd., (Cayman Islands), Series 2016-1, Class A, 2.544%, 06/15/48 (e)	6,899
564	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	564
	CPS Auto Receivables Trust,
1,571	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	1,575
394	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	393
87	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	87
159	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	159
749	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	749
2,357	Series 2014-C, Class A, 1.310%, 02/15/19 (e)	2,356
2,133	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	2,134
2,243	Series 2015-C, Class A, 1.770%, 06/17/19 (e)	2,247
5,057	Series 2016-B, Class A, 2.070%, 11/15/19 (e)	5,076
	CPS Auto Trust,
576	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	576
863	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	863
	Credit Acceptance Auto Loan Trust,
20,249	Series 2015-1A, Class A, 2.000%, 07/15/22 (e)	20,300
6,890	Series 2015-2A, Class A, 2.400%, 02/15/23 (e)	6,929
76	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, SUB, 5.510%, 08/25/32	82
402	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class M1, VAR, 1.492%, 10/25/34	379
	Drive Auto Receivables Trust,
15,000	Series 2015-DA, Class B, 2.590%, 12/16/19 (e)	15,058
3,459	Series 2016-BA, Class A3, 1.670%, 07/15/19 (e)	3,462
	DT Auto Owner Trust,
1,091	Series 2015-3A, Class A, 1.660%, 03/15/19 (e)	1,091
6,563	Series 2016-1A, Class A, 2.000%, 09/16/19 (e)	6,572
4,274	Series 2016-2A, Class A, 1.730%, 08/15/19 (e)	4,278
5,193	Series 2016-3A, Class A, 1.750%, 11/15/19 (e)	5,199
	Exeter Automobile Receivables Trust,
261	Series 2014-3A, Class A, 1.320%, 01/15/19 (e)	260
6,521	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	6,520
2,914	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	2,915
4,455	Series 2016-1A, Class A, 2.350%, 07/15/20 (e)	4,472
5	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-20, Class A6, SUB, 7.218%, 09/25/29	6
	Fifth Third Auto Trust,
2,210	Series 2014-2, Class A4, 1.380%, 12/15/20	2,213
5,113	Series 2015-1, Class A3, 1.420%, 03/16/20	5,119
	First Investors Auto Owner Trust,
1,403	Series 2015-1A, Class A2, 1.210%, 04/15/19 (e)	1,403
2,464	Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	2,464
3,313	Series 2016-2A, Class A1, 1.530%, 11/16/20 (e)	3,310
5,793	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	5,775
	Flagship Credit Auto Trust,
249	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	249
355	Series 2014-1, Class A, 1.210%, 04/15/19 (e)	355
2,476	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	2,476
4,161	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	4,149
5,771	Series 2015-3, Class A, 2.380%, 10/15/20 (e)	5,801
5,570	Series 2016-2, Class A1, 2.280%, 05/15/20 (e)	5,576
	Ford Credit Auto Owner Trust,
1,555	Series 2015-A, Class A3, 1.280%, 09/15/19	1,556
6,799	Series 2015-B, Class A3, 1.160%, 11/15/19	6,798

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
2,596	Series 2015-C, Class A3, 1.410%, 02/15/20	2,601
2,004	Series 2016-B, Class A3, 1.330%, 10/15/20	2,001
6,421	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	6,429
	GLS Auto Receivables Trust,
3,486	Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	3,487
16,155	Series 2016-1A, Class A, 2.730%, 10/15/20 (e)	16,156
4,405	GM Financial Automobile Leasing Trust, Series 2015-1, Class A3, 1.530%, 09/20/18	4,412
1,390	GMAT Trust, Series 2013-1A, Class A, SUB, 6.967%, 11/25/43 (e)	1,393
	GO Financial Auto Securitization Trust,
200	Series 2015-1, Class A, 1.810%, 03/15/18 (e)	200
2,772	Series 2015-2, Class A, 3.270%, 11/15/18 (e)	2,775
2,232	Green Tree Agency Advance Funding Trust I, Series 2016-T1, Class AT1, 2.380%, 10/15/48 (e)	2,220
5,397	Honda Auto Receivables Owner Trust, Series 2016-1, Class A3, 1.220%, 12/18/19	5,389
1,666	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, VAR, 1.762%, 11/20/36	1,663
	Hyundai Auto Lease Securitization Trust,
4,102	Series 2015-B, Class A3, 1.400%, 11/15/18 (e)	4,107
4,000	Series 2016-A, Class A3, 1.600%, 07/15/19 (e)	4,011
	Hyundai Auto Receivables Trust,
173	Series 2014-A, Class A3, 0.790%, 07/16/18	173
1,559	Series 2015-B, Class A3, 1.120%, 11/15/19	1,558
3,416	Series 2015-B, Class A4, 1.480%, 06/15/21	3,413
	John Deere Owner Trust,
1,503	Series 2014-B, Class A3, 1.070%, 11/15/18	1,502
1,961	Series 2015-B, Class A3, 1.440%, 10/15/19	1,964
19,263	LV Tower 52 Issuer LLC, Series 2013-1, Class A, 5.500%, 07/15/19 (e)	19,059
3,138	Mercedes-Benz Auto Lease Trust, Series 2015-A, Class A4, 1.210%, 10/15/20	3,139
1,699	Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A3, 1.260%, 02/16/21	1,691
597	Mid-State Trust VI, Series 6, Class A1, 7.340%, 07/01/35	630
373	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-SD1, Class M1, VAR, 2.842%, 03/25/33	351
127	MSCC Heloc Trust, Series 2007-1, Class A, VAR, 0.625%, 12/25/31	127
7,013	Murray Hill Marketplace Trust, Series 2016-LC1, Class A, 4.190%, 11/25/22 (e)	7,048
1,172	Nationstar HECM Loan Trust, Series 2015-2A, Class A, 2.883%, 11/25/25 (e)	1,173
4,085	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 0.885%, 12/07/20	4,074
	Nissan Auto Receivables Owner Trust,
1,870	Series 2015-B, Class A3, 1.340%, 03/16/20	1,872
3,130	Series 2016-B, Class A3, 1.320%, 01/15/21	3,124
5,628	NRZ Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T1, Class AT1, 2.751%, 06/15/49 (e)	5,650
4,109	Oak Hill Advisors Residential Loan Trust, Series 2015-NPL2, Class A1, SUB, 3.721%, 07/25/55 (e)	4,120
5,501	Ocwen Master Advance Receivables Trust, Series 2015-T3, Class AT3, 3.211%, 11/15/47 (e)	5,503
4,039	OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 2.040%, 01/15/21 (e)	4,047
	OneMain Financial Issuance Trust,
2,495	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	2,496
7,852	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	7,857
11,832	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	11,924
16,951	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	16,940
19,336	Oportun Funding II LLC, Series 2016-A, Class A, 4.700%, 03/08/21 (e)	19,636
845	PFS Tax Lien Trust, Series 2014-1, 1.440%, 05/15/29 (e)	840
11,173	Progreso Receivables Funding III LLC, Series 2015-A, Class A, 3.625%, 02/08/20 (e)	11,208
10,568	Progress Residential Trust, Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	10,528
8,000	Purchasing Power Funding LLC, Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	8,000
10	RASC Trust, Series 2001-KS1, Class AI6, 6.349%, 03/25/32	10

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
2,471		RBSHD Trust, Series 2013-1A, Class A, SUB, 7.685%, 10/25/47 (e)	2,471
		Santander Drive Auto Receivables Trust,
3,506		Series 2016-1, Class A2A, 1.410%, 07/15/19	3,509
2,362		Series 2016-2, Class A3, 1.560%, 05/15/20	2,361
2,276		Sierra Auto Receivables Securitization Trust, Series 2016-1A, Class A, 2.850%, 01/18/22 (e)	2,293
1,968		Skopos Auto Receivables Trust, Series 2015-2A, Class A, 3.550%, 02/15/20 (e)	1,968
		Springleaf Funding Trust,
6,533		Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	6,537
15,120		Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	15,222
2,709		Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	2,709
871		Toyota Auto Receivables Owner Trust, Series 2016-B, Class A3, 1.300%, 04/15/20	870
5,462		Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.488%, 10/15/18 (e)	5,440
6,350		Tricon American Homes Trust, Series 2016-SFR1, Class A, 2.589%, 11/17/33 (e)	6,203
794		United Auto Credit Securitization Trust, Series 2016-1, Class A, 2.000%, 10/15/17 (e)	794
7,984		Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	7,974
1,236		Verizon Owner Trust, Series 2016-1A, Class A, 1.420%, 01/20/21 (e)	1,230
6,953		Volkswagen Auto Lease Trust, Series 2015-A, Class A3, 1.250%, 12/20/17	6,951
5,782		VOLT L LLC, Series 2016-NP10, Class A1, SUB, 3.500%, 09/25/46 (e)	5,788
792		VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	793
4,381		VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	4,416
2,227		VOLT XLV LLC, Series 2016-NPL5, Class A1, SUB, 4.000%, 05/25/46 (e)	2,242
6,422		VOLT XLVI LLC, Series 2016-NPL6, Class A1, SUB, 3.844%, 06/25/46 (e)	6,442
2,904		VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	2,907
5,870		VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	5,859
9,035		VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	9,025
8,601		VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	8,605
3,860		VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	3,861
3,256		VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	3,264
10,329		VOLT XXXIV LLC, Series 2015-NPL7, Class A1, SUB, 3.250%, 02/25/55 (e)	10,302
4,417		VOLT XXXIX LLC, Series 2015-NP13, Class A1, SUB, 4.125%, 10/25/45 (e)	4,445
7,668		VOLT XXXV, Series 2016-NPL9, Class A1, SUB, 3.500%, 09/25/46 (e)	7,662
3,878		VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	3,879
		Westlake Automobile Receivables Trust,
6,235		Series 2016-1A, Class A2A, 1.820%, 01/15/19 (e)	6,247
2,610		Series 2016-2A, Class A2, 1.570%, 06/17/19 (e)	2,613
3,600		World Financial Network Credit Card Master Trust, Series 2016-A, Class A, 2.030%, 04/15/25	3,530
3,527		World Omni Automobile Lease Securitization Trust, Series 2016-A, Class A3, 1.450%, 08/15/19	3,522

		Total Asset-Backed Securities (Cost $678,057)	679,129

Collateralized Mortgage Obligations — 5.1%
		Agency CMO — 4.7%
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
425		Series 31, Class Z, 8.000%, 04/25/24	484
83		Series 56, Class Z, 7.500%, 09/20/26	96
		Federal Home Loan Mortgage Corp. REMIC,
–	(h)	Series 2, Class Z, 9.300%, 03/15/19	—	(h)
1		Series 12, Class A, 9.250%, 11/15/19	1
–	(h)	Series 16, Class D, 10.000%, 10/15/19	—	(h)
4		Series 17, Class I, 9.900%, 10/15/19	4
7		Series 23, Class F, 9.600%, 04/15/20	8
4		Series 26, Class F, 9.500%, 02/15/20	4

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
1		Series 81, Class A, 8.125%, 11/15/20	1
5		Series 85, Class C, 8.600%, 01/15/21	5
3		Series 99, Class Z, 9.500%, 01/15/21	3
1		Series 159, Class H, 4.500%, 09/15/21	1
2		Series 189, Class D, 6.500%, 10/15/21	2
–	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
1		Series 1053, Class G, 7.000%, 03/15/21	1
3		Series 1056, Class KZ, 6.500%, 03/15/21	3
1		Series 1074, Class H, 8.500%, 05/15/21	1
4		Series 1082, Class C, 9.000%, 05/15/21	5
2		Series 1087, Class I, 8.500%, 06/15/21	3
10		Series 1125, Class Z, 8.250%, 08/15/21	11
8		Series 1142, Class IA, 7.000%, 10/15/21	9
1		Series 1169, Class G, 7.000%, 11/15/21	1
14		Series 1343, Class LA, 8.000%, 08/15/22	15
2		Series 1424, Class F, VAR, 1.151%, 11/15/22	2
69		Series 1480, Class LZ, 7.500%, 03/15/23	75
171		Series 1560, Class Z, 7.000%, 08/15/23	186
60		Series 1754, Class Z, 8.500%, 09/15/24	68
147		Series 1779, Class Z, 8.500%, 04/15/25	168
2		Series 1807, Class G, 9.000%, 10/15/20	2
266		Series 1888, Class Z, 7.000%, 08/15/26	292
–	(h)	Series 2390, Class CH, 5.500%, 12/15/16	—	(h)
313		Series 2418, Class MF, 6.000%, 02/15/22	347
3		Series 2425, Class JH, 6.000%, 03/15/17	3
27		Series 2453, Class BD, 6.000%, 05/15/17	27
8		Series 2458, Class OE, 6.000%, 06/15/17	8
13		Series 2496, Class BK, 5.500%, 09/15/17	13
16		Series 2503, Class TG, 5.500%, 09/15/17	16
22		Series 2508, Class AQ, 5.500%, 10/15/17	22
78		Series 2513, Class DB, 5.000%, 10/15/17	79
272		Series 2542, Class ES, 5.000%, 12/15/17	276
278		Series 2546, Class C, 5.000%, 12/15/17	282
1,048		Series 2638, Class JG, 5.000%, 02/15/33	1,091
3,452		Series 2682, Class JG, 4.500%, 10/15/23	3,678
984		Series 2707, Class PE, 5.000%, 11/15/18	1,004
4,986		Series 2750, Class DE, 4.500%, 02/15/19	5,129
590		Series 2761, Class CB, 4.000%, 03/15/19	603
2,808		Series 2843, Class BC, 5.000%, 08/15/19	2,882
1,052		Series 2864, Class NB, 5.500%, 07/15/33	1,083
888		Series 2976, Class HZ, 4.500%, 05/15/35	943
2,537		Series 2988, Class TY, 5.500%, 06/15/25	2,813
4,030		Series 2989, Class MU, IF, IO, 6.462%, 07/15/34	790
5,097		Series 2989, Class TG, 5.000%, 06/15/25	5,512
428		Series 2995, Class FT, VAR, 0.788%, 05/15/29	426
836		Series 3002, Class BN, 5.000%, 07/15/35	907
2,803		Series 3005, Class ED, 5.000%, 07/15/25	3,034
58		Series 3005, Class PV, IF, 11.883%, 10/15/33	68
1,175		Series 3305, Class IW, IF, IO, 5.912%, 04/15/37	156
20,677		Series 3420, Class EI, IO, SUB, 1.120%, 08/15/37	1,037
1,795		Series 3429, Class S, IF, IO, 6.282%, 03/15/38	265
2,050		Series 3546, Class A, VAR, 2.525%, 02/15/39	2,101
264		Series 3564, Class JA, 4.000%, 01/15/18	269
2,065		Series 3572, Class JS, IF, IO, 6.262%, 09/15/39	292
6,454		Series 3609, Class SA, IF, IO, 5.802%, 12/15/39	1,297
8,492		Series 3747, Class HI, IO, 4.500%, 07/15/37	416
2,871		Series 3784, Class S, IF, IO, 6.062%, 07/15/23	253

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
7,286		Series 3855, Class AM, 6.500%, 11/15/36	7,996
4,674		Series 3977, Class AB, 3.000%, 09/15/29	4,782
4,575		Series 4088, Class LE, 4.000%, 10/15/40	4,693
14,534		Series 4141, Class BI, IO, 2.500%, 12/15/27	1,243
22,343		Series 4229, Class MA, 3.500%, 05/15/41	23,342
13,833		Series 4305, Class A, 3.500%, 06/15/48	14,425
9,716		Series 4305, Class KA, 3.000%, 03/15/38	9,899
20,833		Series 4374, Class NC, SUB, 2.750%, 02/15/46	21,511
382		Federal National Mortgage Association - ACES, Series 2011-M2, Class A1, 2.019%, 04/25/21	382
		Federal National Mortgage Association REMIC,
1		Series 1988-7, Class Z, 9.250%, 04/25/18	1
1		Series 1988-13, Class C, 9.300%, 05/25/18	1
1		Series 1988-15, Class A, 9.000%, 06/25/18	1
1		Series 1988-16, Class B, 9.500%, 06/25/18	1
2		Series 1989-2, Class D, 8.800%, 01/25/19	2
6		Series 1989-27, Class Y, 6.900%, 06/25/19	6
1		Series 1989-54, Class E, 8.400%, 08/25/19	1
1		Series 1989-66, Class J, 7.000%, 09/25/19	1
1		Series 1989-70, Class G, 8.000%, 10/25/19	1
13		Series 1989-72, Class E, 9.350%, 10/25/19	14
2		Series 1989-89, Class H, 9.000%, 11/25/19	2
1		Series 1989-96, Class H, 9.000%, 12/25/19	1
2		Series 1990-7, Class B, 8.500%, 01/25/20	3
2		Series 1990-12, Class G, 4.500%, 02/25/20	2
6		Series 1990-19, Class G, 9.750%, 02/25/20	6
6		Series 1990-58, Class J, 7.000%, 05/25/20	7
9		Series 1990-61, Class H, 7.000%, 06/25/20	10
4		Series 1990-106, Class J, 8.500%, 09/25/20	5
2		Series 1990-109, Class J, 7.000%, 09/25/20	3
3		Series 1990-111, Class Z, 8.750%, 09/25/20	3
2		Series 1990-117, Class E, 8.950%, 10/25/20	2
2		Series 1990-123, Class G, 7.000%, 10/25/20	3
3		Series 1990-132, Class Z, 7.000%, 11/25/20	4
61		Series 1990-137, Class X, 9.000%, 12/25/20	66
1		Series 1991-53, Class J, 7.000%, 05/25/21	1
3		Series 1991-130, Class C, 9.000%, 09/25/21	3
–	(h)	Series 1992-96, Class B, PO, 05/25/22	—	(h)
595		Series 1992-131, Class KB, 8.000%, 08/25/22	659
517		Series 1992-185, Class L, 8.000%, 10/25/22	579
2		Series 1993-165, Class SN, IF, 11.471%, 09/25/23	2
15		Series 1993-235, Class G, PO, 09/25/23	14
1,075		Series 1994-15, Class ZK, 5.500%, 02/25/24	1,138
1,236		Series 1994-43, Class PK, 6.350%, 02/25/24	1,304
–	(h)	Series 1995-W3, Class A, 9.000%, 04/25/25	—	(h)
789		Series 1999-6, Class PB, 6.000%, 03/25/19	843
6,706		Series 2001-81, Class HE, 6.500%, 01/25/32	7,605
5		Series 2002-2, Class MG, 6.000%, 02/25/17	5
–	(h)	Series 2002-3, Class OG, 6.000%, 02/25/17	—	(h)
3		Series 2002-58, Class HC, 5.500%, 09/25/17	3
24		Series 2002-59, Class UC, 5.500%, 09/25/17	24
19		Series 2002-63, Class KC, 5.000%, 10/25/17	19
5,945		Series 2002-64, Class PG, 5.500%, 10/25/32	6,587
124		Series 2003-16, Class LJ, 5.000%, 03/25/18	126
1,180		Series 2003-24, Class PD, 5.000%, 04/25/18	1,198
537		Series 2003-42, Class CI, IO, 6.500%, 05/25/33	60

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
762	Series 2003-49, Class IO, IO, 6.500%, 06/25/33	149
348	Series 2003-57, Class IB, IO, 5.000%, 06/25/18	10
330	Series 2003-92, Class HP, 4.500%, 09/25/18	338
289	Series 2003-129, Class ME, 5.000%, 08/25/23	294
1,042	Series 2004-60, Class PA, 5.500%, 04/25/34	1,078
468	Series 2004-72, Class F, VAR, 1.084%, 09/25/34	468
66	Series 2004-101, Class AR, 5.500%, 01/25/35	73
2,906	Series 2005-19, Class PA, 5.500%, 07/25/34	3,072
1,328	Series 2005-38, Class FK, VAR, 0.884%, 05/25/35	1,323
89	Series 2005-84, Class MB, 5.750%, 10/25/35	98
3,796	Series 2006-4, Class PB, 6.000%, 09/25/35	4,131
355	Series 2006-58, Class ST, IF, IO, 6.566%, 07/25/36	70
123	Series 2007-16, Class FC, VAR, 1.334%, 03/25/37	124
241	Series 2007-22, Class SC, IF, IO, 5.496%, 03/25/37	37
4,179	Series 2007-33, Class MS, IF, IO, 6.006%, 04/25/37	526
600	Series 2007-54, Class FA, VAR, 0.984%, 06/25/37	599
2,801	Series 2007-85, Class SH, IF, IO, 5.916%, 09/25/37	374
767	Series 2007-106, Class A7, VAR, 6.151%, 10/25/37	852
415	Series 2008-18, Class SE, IF, IO, 5.686%, 03/25/38	66
274	Series 2008-72, Class IO, IO, 5.000%, 08/25/28	29
1,084	Series 2008-93, Class AM, 5.500%, 06/25/37	1,143
990	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	15
2,904	Series 2009-15, Class AC, 5.500%, 03/25/29	3,245
3,176	Series 2009-29, Class LA, VAR, 1.436%, 05/25/39	2,951
1,557	Series 2009-62, Class HJ, 6.000%, 05/25/39	1,715
3,272	Series 2009-70, Class IN, IO, 4.500%, 08/25/19	90
9,359	Series 2009-112, Class SW, IF, IO, 5.666%, 01/25/40	1,471
965	Series 2010-58, Class MA, 5.500%, 12/25/38	1,005
1,933	Series 2010-60, Class IO, IO, 4.000%, 06/25/20	99
4,365	Series 2010-64, Class DM, 5.000%, 06/25/40	4,762
2,535	Series 2010-111, Class AE, 5.500%, 04/25/38	2,592
10,158	Series 2010-126, Class LI, IO, 4.000%, 11/25/40	727
1,134	Series 2011-36, Class PA, 4.000%, 02/25/39	1,151
4,045	Series 2011-42, Class DE, 3.250%, 11/25/28	4,079
29,440	Series 2012-46, Class KI, IO, 3.500%, 05/25/27	3,537
6,236	Series 2013-1, Class BA, 3.000%, 02/25/40	6,343
10,308	Series 2013-9, Class CB, 5.500%, 04/25/42	11,507
3,715	Series 2013-55, Class BA, 3.000%, 06/25/37	3,826
16,031	Series 2013-83, Class CA, 3.500%, 10/25/37	16,619
10,987	Series 2013-90, Class DK, 3.500%, 12/25/31	11,451
12,317	Series 2013-92, Class A, 3.500%, 12/25/38	12,758
3,653	Series 2013-96, Class CA, 4.000%, 04/25/41	3,845
11,049	Series 2013-96, Class YA, 3.500%, 09/25/38	11,494
16,857	Series 2014-23, Class PA, 3.500%, 08/25/36	17,443
7,488	Series 2016-2, Class GA, 3.000%, 02/25/46	7,657
3	Series G-11, Class Z, 8.500%, 05/25/21	3
137	Series G92-19, Class M, 8.500%, 04/25/22	153
9	Series G92-35, Class E, 7.500%, 07/25/22	10
279	Series G92-35, Class EA, 8.000%, 07/25/22	301
3	Series G92-40, Class ZC, 7.000%, 07/25/22	4
2	Series G92-44, Class ZQ, 8.000%, 07/25/22	2
8	Series G92-54, Class ZQ, 7.500%, 09/25/22	8
1,501	Series G92-64, Class J, 8.000%, 11/25/22	1,667
666	Series G92-66, Class K, 8.000%, 12/25/22	735
552	Series G94-6, Class PJ, 8.000%, 05/17/24	629

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
		Federal National Mortgage Association STRIPS,
—	(h)	Series 268, Class 2, IO, 9.000%, 02/25/23	—	(h)
1,021		Series 334, Class 9, IO, 6.000%, 03/25/33	224
422		Series 334, Class 13, IO, VAR, 6.000%, 03/25/33	80
461		Series 334, Class 17, IO, VAR, 6.500%, 02/25/33	95
100		Series 334, Class 24, IO, VAR, 5.000%, 02/25/18	2
826		Series 343, Class 21, IO, 4.000%, 09/25/18	22
290		Series 345, Class 22, IO, VAR, 4.500%, 05/25/20	8
245		Series 351, Class 28, IO, VAR, 5.000%, 04/25/19	10
333		Series 356, Class 16, IO, VAR, 5.500%, 06/25/35	65
314		Series 359, Class 16, IO, VAR, 5.500%, 10/25/35	57
457		Series 369, Class 19, IO, VAR, 6.000%, 10/25/36	73
270		Series 369, Class 26, IO, VAR, 6.500%, 10/25/36	58
613		Series 386, Class 20, IO, VAR, 6.500%, 08/25/38	128
1,103		Series 394, Class C3, IO, 6.500%, 09/25/38	212
4,440		Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, VAR, 0.844%, 11/25/46	4,449
		Government National Mortgage Association,
604		Series 2004-39, Class IN, IO, 5.500%, 06/20/33	86
4,714		Series 2006-23, Class S, IF, IO, 5.938%, 01/20/36	303
12,415		Series 2006-26, Class S, IF, IO, 5.938%, 06/20/36	2,583
7,703		Series 2007-16, Class KU, IF, IO, 6.088%, 04/20/37	1,348
2,352		Series 2008-75, Class SP, IF, IO, 6.908%, 08/20/38	458
3,128		Series 2009-14, Class KS, IF, IO, 5.738%, 03/20/39	465
917		Series 2009-14, Class NI, IO, 6.500%, 03/20/39	232
7,545		Series 2009-14, Class SA, IF, IO, 5.518%, 03/20/39	1,067
1,169		Series 2009-61, Class PD, 5.000%, 03/16/38	1,182
8,143		Series 2009-106, Class XL, IF, IO, 6.188%, 06/20/37	958
351		Series 2010-14, Class QP, 6.000%, 12/20/39	363
3,772		Series 2011-48, Class QA, 5.000%, 08/16/39	3,984
5,569		Series 2012-84, Class AB, 5.000%, 07/16/33	5,773
9,433		Series 2012-96, Class WP, 6.500%, 08/16/42	10,742
2,477		Series 2013-88, Class WA, VAR, 5.006%, 06/20/30	2,654
19,690		Series 2013-H05, Class FB, VAR, 0.931%, 02/20/62	19,679
		NCUA Guaranteed Notes Trust,
10,257		Series 2010-R3, Class 1A, VAR, 1.092%, 12/08/20	10,271
3,199		Series 2010-R3, Class 3A, 2.400%, 12/08/20	3,206
2		Vendee Mortgage Trust, Series 1994-3C, Class 3, 9.784%, 03/15/21	2

			366,749

		Non-Agency CMO — 0.4%
46		Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.250%, 12/25/33	47
		Banc of America Mortgage Trust,
250		Series 2004-4, Class 4A1, 4.750%, 05/25/19	255
515		Series 2004-5, Class 4A1, 4.750%, 06/25/19	514
1,073		Series 2005-1, Class 2A1, 5.000%, 02/25/20	1,088
		BCAP LLC Trust,
262		Series 2009-RR13, Class 5A1, VAR, 5.750%, 01/26/36 (e)	262
5,197		Series 2013-RR4, Class A4A2, 2.000%, 02/13/51 (e)	5,173
151		Bear Stearns ARM Trust, Series 2003-7, Class 3A, VAR, 2.930%, 10/25/33	148
		CHL Mortgage Pass-Through Trust,
100		Series 2003-J15, Class 3A1, 5.000%, 01/25/19	100
96		Series 2004-8, Class 2A1, 4.500%, 06/25/19	98
240		Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.000%, 02/25/21	247
		Citigroup Mortgage Loan Trust,
1,724		Series 2008-AR4, Class 1A1A, VAR, 2.996%, 11/25/38 (e)	1,717
565		Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	565
		Citigroup Mortgage Loan Trust, Inc.,
90		Series 2003-UP3, Class A1, 7.000%, 09/25/33	90
1,291		Series 2004-UST1, Class A6, VAR, 2.796%, 08/25/34	1,240

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
		Credit Suisse First Boston Mortgage Securities Corp.,
50		Series 2003-17, Class 2A6, 3.500%, 07/25/18	49
195		Series 2003-23, Class 8A1, 5.000%, 09/25/18	197
411		Series 2004-8, Class 6A1, 4.500%, 12/25/19	411
611		CSMC Mortgage-Backed Trust, Series 2007-5, Class 5A5, VAR, 5.407%, 12/25/14	468
534		First Horizon Mortgage Pass-Through Trust, Series 2004-7, Class 2A1, 4.750%, 12/25/19	534
2,245		GMACM Mortgage Loan Trust, Series 2003-AR1, Class A4, VAR, 3.624%, 10/19/33	2,220
4,102		Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e)	4,072
317		Impac Secured Assets CMN Owner Trust, Series 2004-4, Class 2A2, VAR, 1.312%, 02/25/35	316
		JP Morgan Mortgage Trust,
1,748		Series 2004-S2, Class 5A1, 5.500%, 12/25/19	1,744
2,468		Series 2006-A2, Class 4A1, VAR, 3.180%, 08/25/34	2,474
—	(h)	Kidder Peabody Mortgage Assets Trust, Series A, Class A1, 6.500%, 02/22/17	—	(h)
		MASTR Alternative Loan Trust,
42		Series 2004-8, Class 6A1, 5.500%, 09/25/19	43
705		Series 2004-8, Class 7A1, 5.000%, 09/25/19	712
		MASTR Asset Securitization Trust,
62		Series 2002-7, Class 1A1, 5.500%, 11/25/17	62
157		Series 2003-2, Class 1A1, 5.000%, 03/25/18	157
105		Series 2003-11, Class 10A1, 5.000%, 12/25/18	105
441		Series 2004-6, Class 6A1, 4.500%, 07/25/19	440
—	(h)	ML Trust XLIV, Series 44, Class G, 9.000%, 08/20/20	—	(h)
31		Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A3, 5.000%, 11/25/18	31
1,802		Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR6, Class 4A1, VAR, 0.852%, 12/25/35	703
661		Prime Mortgage Trust, Series 2005-2, Class 1A1, 4.750%, 07/25/20	661
1,960		Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	1,959
679		WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S10, Class A4, 4.500%, 10/25/18	680
		Wells Fargo Mortgage-Backed Securities Trust,
811		Series 2003-K, Class 1A1, VAR, 2.903%, 11/25/33	812
13		Series 2003-K, Class 1A2, VAR, 2.903%, 11/25/33	13
2,152		Series 2003-M, Class A1, VAR, 2.992%, 12/25/33	2,155
692		Series 2004-EE, Class 2A2, VAR, 3.033%, 12/25/34	705
1,111		Series 2004-EE, Class 3A2, VAR, 3.185%, 12/25/34	1,145
907		Series 2004-O, Class A1, VAR, 3.176%, 08/25/34	920

			35,332

		Total Collateralized Mortgage Obligations (Cost $398,549)	402,081

Commercial Mortgage-Backed Securities — 1.2%
		A10 Securitization LLC,
60		Series 2013-1, Class A, 2.400%, 11/15/25 (e)	60
8,938		Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	8,902
		A10 Term Asset Financing LLC,
2,187		Series 2013-2, Class A, 2.620%, 11/15/27 (e)	2,175
92		Series 2014-1, Class A1, 1.720%, 04/15/33 (e)	92
226		Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	225
12,345		COMM Mortgage Trust, Series 2014-TWC, Class A, VAR, 1.389%, 02/13/32 (e)	12,345
446		DBRR Trust, Series 2013-EZ3, Class A, VAR, 1.636%, 12/18/49 (e)	446
3,280		GS Mortgage Securities Trust, Series 2006-GG8, Class AM, 5.591%, 11/10/39	3,278
		JP Morgan Chase Commercial Mortgage Securities Trust,
6,890		Series 2006-LDP9, Class AM, 5.372%, 05/15/47	6,888
3,000		Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	2,963
		LB-UBS Commercial Mortgage Trust,
5,093		Series 2007-C2, Class A3, 5.430%, 02/15/40	5,113

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
3,554	Series 2007-C7, Class A3, VAR, 5.866%, 09/15/45	3,652
14,031	ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AMA, VAR, 5.853%, 09/12/49	14,400
	Morgan Stanley Capital I Trust,
4,198	Series 2006-IQ12, Class AM, 5.370%, 12/15/43	4,197
3,731	Series 2006-IQ12, Class AMFX, 5.370%, 12/15/43	3,729
	Morgan Stanley Re-REMIC Trust,
5,754	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	5,726
1,999	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	1,992
10,778	PFP Ltd., (Cayman Islands), Series 2015-2, Class A, VAR, 2.000%, 07/14/34 (e)	10,765
4,370	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VAR, 5.483%, 08/15/39	4,421

	Total Commercial Mortgage-Backed Securities (Cost $95,542)	91,369

Corporate Bonds — 22.8%
	Consumer Discretionary — 0.9%
	Automobiles — 0.5%
	BMW U.S. Capital LLC,
3,000	1.450%, 09/13/19 (e)	2,964
2,199	1.500%, 04/11/19 (e)	2,179
	Daimler Finance North America LLC,
2,050	1.650%, 03/02/18 (e)	2,047
4,597	1.875%, 01/11/18 (e)	4,602
2,175	2.000%, 08/03/18 (e)	2,179
1,750	2.250%, 09/03/19 (e)	1,752
5,000	2.250%, 03/02/20 (e)	4,979
4,250	2.400%, 04/10/17 (e)	4,266
	Hyundai Capital America,
859	2.000%, 07/01/19 (e)	852
2,335	2.400%, 10/30/18 (e)	2,338
	Nissan Motor Acceptance Corp.,
1,363	1.550%, 09/13/19 (e)	1,342
3,883	1.800%, 03/15/18 (e)	3,884
5,280	2.350%, 03/04/19 (e)	5,309
2,050	Volkswagen Group of America Finance LLC, 1.250%, 05/23/17 (e)	2,046

		40,739

	Hotels, Restaurants & Leisure — 0.0% (g)
830	McDonald’s Corp., 3.500%, 07/15/20	863

	Internet & Direct Marketing Retail — 0.1%
5,009	Amazon.com, Inc., 2.600%, 12/05/19	5,108

	Media — 0.2%
3,080	21st Century Fox America, Inc., 7.250%, 05/18/18	3,319
1,865	CBS Corp., 5.750%, 04/15/20	2,053
3,770	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.579%, 07/23/20 (e)	3,846
5,157	Grupo Televisa S.A.B., (Mexico), 6.000%, 05/15/18	5,418
800	Historic TW, Inc., 6.875%, 06/15/18	859
556	Sky plc, (United Kingdom), 2.625%, 09/16/19 (e)	556
675	Time Warner Cable LLC, 6.750%, 07/01/18	723
2,540	Time Warner, Inc., 4.875%, 03/15/20	2,720
1,133	Viacom, Inc., 2.200%, 04/01/19	1,129

		20,623

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
1,576	3.450%, 01/15/21	1,611
3,930	7.450%, 07/15/17	4,074

		5,685

	Specialty Retail — 0.0% (g)
1,985	AutoZone, Inc., 1.625%, 04/21/19	1,968

	Textiles, Apparel & Luxury Goods — 0.0% (g)
955	VF Corp., 5.950%, 11/01/17	994

	Total Consumer Discretionary	75,980

	Consumer Staples — 1.2%
	Beverages — 0.4%
2,816	Anheuser-Busch Cos. LLC, 5.000%, 03/01/19	3,001
8,049	Anheuser-Busch InBev Finance, Inc., 1.900%, 02/01/19	8,047
8,042	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 01/15/20	8,776
3,400	Beam Suntory, Inc., 1.875%, 05/15/17	3,405
3,745	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	3,746
4,630	SABMiller Holdings, Inc., 2.200%, 08/01/18 (e)	4,660
2,080	SABMiller plc, (United Kingdom), 6.500%, 07/15/18 (e)	2,235

		33,870

	Food & Staples Retailing — 0.5%
2,100	Costco Wholesale Corp., 1.750%, 02/15/20	2,085
	CVS Health Corp.,
4,819	2.125%, 06/01/21	4,722
9,410	2.250%, 12/05/18	9,479
4,207	2.250%, 08/12/19	4,223

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food & Staples Retailing — continued
	Kroger Co. (The),
455	1.500%, 09/30/19	448
4,765	2.300%, 01/15/19	4,799
800	6.400%, 08/15/17	828
	Sysco Corp.,
1,383	2.600%, 10/01/20	1,389
2,350	5.250%, 02/12/18	2,447
2,974	Walgreen Co., 5.250%, 01/15/19	3,152
6,877	Walgreens Boots Alliance, Inc., 2.600%, 06/01/21	6,839
700	Wesfarmers Ltd., (Australia), 1.874%, 03/20/18 (e)	699

		41,110

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
1,180	3.200%, 06/15/17	1,191
774	3.500%, 11/24/20	787
685	8.500%, 06/15/19	788
	Cargill, Inc.,
275	6.000%, 11/27/17 (e)	288
2,000	7.350%, 03/06/19 (e)	2,233
1,800	Ingredion, Inc., 1.800%, 09/25/17	1,803
1,200	Kellogg Co., 3.250%, 05/21/18	1,226
	Mead Johnson Nutrition Co.,
847	3.000%, 11/15/20	856
2,665	4.900%, 11/01/19	2,862
7,265	Mondelez International, Inc., 2.250%, 02/01/19	7,265
4,089	Tyson Foods, Inc., 2.650%, 08/15/19	4,129

		23,428

	Total Consumer Staples	98,408

	Energy — 2.5%
	Energy Equipment & Services — 0.3%
	Halliburton Co.,
1,954	2.000%, 08/01/18	1,958
600	6.150%, 09/15/19	661
6,445	Nabors Industries, Inc., 6.150%, 02/15/18	6,638
8,008	Noble Holding International Ltd., (Cayman Islands), 2.500%, 03/15/17	7,978
3,380	Schlumberger Holdings Corp., 2.350%, 12/21/18 (e)	3,412
4,980	Transocean, Inc., (Cayman Islands), 4.250%, 10/15/17	4,977

		25,624

	Oil, Gas & Consumable Fuels — 2.2%
	Anadarko Petroleum Corp.,
438	6.375%, 09/15/17	455
1,195	6.950%, 06/15/19	1,318
1,600	8.700%, 03/15/19	1,815
	Boardwalk Pipelines LP,
9,050	5.200%, 06/01/18	9,288
2,160	5.500%, 02/01/17	2,173
1,000	BP Capital Markets America, Inc., 4.200%, 06/15/18	1,036
	BP Capital Markets plc, (United Kingdom),
4,002	1.375%, 11/06/17	4,002
470	4.500%, 10/01/20	504
1,820	4.742%, 03/11/21	1,976
	Buckeye Partners LP,
4,350	2.650%, 11/15/18	4,379
3,420	6.050%, 01/15/18	3,566
	Canadian Natural Resources Ltd., (Canada),
768	1.750%, 01/15/18	765
3,510	5.700%, 05/15/17	3,573
1,620	5.900%, 02/01/18	1,691
4,790	Cenovus Energy, Inc., (Canada), 5.700%, 10/15/19	5,094
2,580	Chevron Corp., 1.561%, 05/16/19	2,564
1,376	CNOOC Finance 2015 Australia Pty Ltd., (Australia), 2.625%, 05/05/20	1,369
6,264	CNOOC Nexen Finance 2014 ULC, (Canada), 1.625%, 04/30/17	6,260
1,065	ConocoPhillips, 6.650%, 07/15/18	1,145
5,771	ConocoPhillips Co., 4.200%, 03/15/21	6,120
4,830	Energy Transfer Partners LP, 6.700%, 07/01/18	5,147
4,375	EnLink Midstream Partners LP, 2.700%, 04/01/19	4,343
	Enterprise Products Operating LLC,
2,135	5.250%, 01/31/20	2,312
698	Series L, 6.300%, 09/15/17	721
9,632	Series N, 6.500%, 01/31/19	10,526
	EOG Resources, Inc.,
930	4.400%, 06/01/20	985
3,450	5.625%, 06/01/19	3,728
2,660	Husky Energy, Inc., (Canada), 7.250%, 12/15/19	3,027
1,000	Korea National Oil Corp., (South Korea), 3.125%, 04/03/17 (e)	1,004
1,775	Magellan Midstream Partners LP, 6.550%, 07/15/19	1,965
7,358	Marathon Oil Corp., 2.700%, 06/01/20	7,196
6,610	Noble Energy, Inc., 8.250%, 03/01/19	7,356
	ONEOK Partners LP,
8,666	3.200%, 09/15/18	8,855
446	8.625%, 03/01/19	503
2,560	Petroleos Mexicanos, (Mexico), 3.125%, 01/23/19	2,532

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
1,480	Pioneer Natural Resources Co., 6.875%, 05/01/18	1,575
	Plains All American Pipeline LP/PAA Finance Corp.,
1,896	2.600%, 12/15/19	1,897
6,917	6.125%, 01/15/17	6,955
5,605	6.500%, 05/01/18	5,939
2,180	8.750%, 05/01/19	2,485
2,617	Spectra Energy Capital LLC, 6.200%, 04/15/18	2,744
2,819	Spectra Energy Partners LP, 2.950%, 09/25/18	2,861
	Statoil ASA, (Norway),
1,423	1.950%, 11/08/18	1,429
2,480	2.250%, 11/08/19	2,498
460	5.250%, 04/15/19	495
1,165	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	1,234
3,350	Sunoco Logistics Partners Operations LP, 5.500%, 02/15/20	3,602
3,990	Texas Eastern Transmission LP, 6.000%, 09/15/17 (e)	4,113
	TransCanada PipeLines Ltd., (Canada),
1,905	1.625%, 11/09/17	1,906
351	1.875%, 01/12/18	351
4,454	3.125%, 01/15/19	4,548
715	3.800%, 10/01/20	746
1,040	6.500%, 08/15/18	1,118
2,695	Valero Energy Corp., 9.375%, 03/15/19	3,114
4,850	Western Gas Partners LP, 2.600%, 08/15/18	4,832

		173,735

	Total Energy	199,359

	Financials — 12.8%
	Banks — 6.2%
	ABN AMRO Bank N.V., (Netherlands),
2,060	2.450%, 06/04/20 (e)	2,054
6,346	2.500%, 10/30/18 (e)	6,406
3,515	ANZ New Zealand International Ltd., (New Zealand), 1.750%, 03/29/18 (e)	3,511
	Bank of America Corp.,
24,025	2.000%, 01/11/18	24,076
10,370	2.625%, 10/19/20	10,365
7,533	2.625%, 04/19/21	7,487
3,000	5.625%, 07/01/20	3,304
2,875	5.650%, 05/01/18	3,021
4,203	5.750%, 12/01/17	4,366
2,990	6.000%, 09/01/17	3,088
17,606	6.875%, 04/25/18	18,784
10,590	7.625%, 06/01/19	11,922
13,740	Series L, 2.250%, 04/21/20	13,613
13,295	Series L, 2.600%, 01/15/19	13,412
1,845	Series L, 2.650%, 04/01/19	1,864
5,250	Bank of America N.A., 2.050%, 12/07/18	5,276
705	Bank of Montreal, (Canada), 2.375%, 01/25/19	711
	Bank of Nova Scotia (The), (Canada),
6,293	2.050%, 06/05/19	6,301
3,814	2.450%, 03/22/21	3,798
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
5,840	1.700%, 03/05/18 (e)	5,823
400	2.150%, 09/14/18 (e)	401
1,800	2.300%, 03/10/19 (e)	1,802
1,000	2.700%, 09/09/18 (e)	1,011
	Banque Federative du Credit Mutuel S.A., (France),
2,935	1.700%, 01/20/17 (e)	2,937
2,031	2.500%, 10/29/18 (e)	2,050
5,670	Barclays plc, (United Kingdom), 2.750%, 11/08/19	5,649
	BB&T Corp.,
1,890	2.450%, 01/15/20	1,901
2,500	2.625%, 06/29/20	2,519
1,878	5.250%, 11/01/19	2,031
1,684	BNZ International Funding Ltd., (New Zealand), 2.350%, 03/04/19 (e)	1,691
	Branch Banking & Trust Co.,
3,000	1.450%, 05/10/19	2,967
300	2.850%, 04/01/21	305
	Capital One Bank USA N.A.,
3,000	2.150%, 11/21/18	3,005
2,000	2.250%, 02/13/19	2,008
	Capital One N.A.,
7,462	1.650%, 02/05/18	7,448
4,472	2.350%, 08/17/18	4,500
2,500	2.400%, 09/05/19	2,509
	Citigroup, Inc.,
10,745	1.700%, 04/27/18	10,720
11,873	1.750%, 05/01/18	11,854
4,170	2.050%, 12/07/18	4,171
16,290	2.400%, 02/18/20	16,246
7,545	2.500%, 09/26/18	7,619
2,500	2.700%, 03/30/21	2,497
2,279	Comerica Bank, 2.500%, 06/02/20	2,274
	Commonwealth Bank of Australia, (Australia),
4,050	1.375%, 09/06/18 (e)	4,021
1,450	2.250%, 03/13/19	1,456
2,050	2.300%, 03/12/20	2,039

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
5,073	Cooperatieve Rabobank UA, (Netherlands), 2.250%, 01/14/19	5,102
	Credit Suisse Group Funding Guernsey Ltd., (United Kingdom),
774	2.750%, 03/26/20	764
5,211	3.450%, 04/16/21	5,208
4,400	Danske Bank A/S, (Denmark), 1.650%, 09/06/19 (e)	4,338
3,800	Discover Bank, 3.100%, 06/04/20	3,841
7,788	Fifth Third Bancorp, 2.875%, 07/27/20	7,866
2,890	Fifth Third Bank, 2.375%, 04/25/19	2,915
	HSBC Bank plc, (United Kingdom),
5,524	1.500%, 05/15/18 (e)	5,494
4,200	4.750%, 01/19/21 (e)	4,503
4,520	HSBC Bank USA N.A., 4.875%, 08/24/20	4,803
	HSBC Holdings plc, (United Kingdom),
7,370	2.950%, 05/25/21	7,323
1,600	3.400%, 03/08/21	1,619
	Huntington Bancshares, Inc.,
3,390	2.600%, 08/02/18	3,422
803	3.150%, 03/14/21	813
1,815	7.000%, 12/15/20	2,077
	Huntington National Bank (The),
5,106	2.000%, 06/30/18	5,116
2,899	2.200%, 11/06/18	2,908
3,218	Industrial & Commercial Bank of China Ltd., (China), 2.351%, 11/13/17	3,225
	KeyCorp,
1,570	2.300%, 12/13/18	1,583
7,369	2.900%, 09/15/20	7,454
	Manufacturers & Traders Trust Co.,
1,000	2.250%, 07/25/19	1,007
1,648	2.300%, 01/30/19	1,660
2,066	6.625%, 12/04/17	2,167
	Mizuho Bank Ltd., (Japan),
1,631	1.800%, 03/26/18 (e)	1,628
1,189	2.650%, 09/25/19 (e)	1,200
687	MUFG Americas Holdings Corp., 1.625%, 02/09/18	685
	National Australia Bank Ltd., (Australia),
2,862	2.000%, 01/14/19	2,864
1,900	2.250%, 07/01/19 (e)	1,906
4,425	National City Corp., 6.875%, 05/15/19	4,866
	PNC Bank N.A.,
2,000	2.300%, 06/01/20	1,999
4,300	2.400%, 10/18/19	4,347
1,000	2.600%, 07/21/20	1,010
7,278	PNC Financial Services Group, Inc. (The), 5.125%, 02/08/20	7,881
	Royal Bank of Canada, (Canada),
5,960	1.625%, 04/15/19	5,909
3,250	1.875%, 02/05/20	3,231
1,635	2.000%, 12/10/18	1,641
12,815	2.200%, 07/27/18	12,916
500	2.350%, 10/30/20	499
1,469	Santander UK Group Holdings plc, (United Kingdom), 3.125%, 01/08/21	1,459
5,718	Santander UK plc, (United Kingdom), 2.500%, 03/14/19	5,747
884	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	883
	Sumitomo Mitsui Banking Corp., (Japan),
3,250	1.500%, 01/18/18	3,238
775	2.500%, 07/19/18	782
	SunTrust Banks, Inc.,
5,000	2.500%, 05/01/19	5,044
2,425	2.900%, 03/03/21	2,456
1,000	7.250%, 03/15/18	1,066
500	Svenska Handelsbanken AB, (Sweden), 1.625%, 03/21/18	499
	Toronto-Dominion Bank (The), (Canada),
1,087	1.800%, 07/13/21	1,056
1,096	2.125%, 04/07/21	1,082
4,000	U.S. Bank N.A., 1.400%, 04/26/19	3,956
10,367	Wachovia Corp., 5.750%, 02/01/18	10,838
	Wells Fargo & Co.,
12,550	2.550%, 12/07/20	12,567
12,332	2.600%, 07/22/20	12,387
25,648	Series N, 2.150%, 01/30/20	25,471
	Westpac Banking Corp., (Australia),
1,202	2.250%, 01/17/19	1,208
4,000	2.600%, 11/23/20	4,014
3,106	4.875%, 11/19/19	3,338

		491,694

	Capital Markets — 3.3%
1,200	Ameritech Capital Funding Corp., 6.450%, 01/15/18	1,259
	Bank of New York Mellon Corp. (The),
3,450	2.050%, 05/03/21	3,387
5,040	2.500%, 04/15/21	5,037
1,100	4.600%, 01/15/20	1,172
	Credit Suisse AG, (Switzerland),
7,500	1.700%, 04/27/18	7,477
2,383	1.750%, 01/29/18	2,380
1,250	2.300%, 05/28/19	1,252
16,339	Deutsche Bank AG, (Germany), 1.875%, 02/13/18	16,129

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
	Goldman Sachs Group, Inc. (The),
7,740	2.600%, 04/23/20	7,747
6,812	2.625%, 01/31/19	6,883
5,810	2.625%, 04/25/21	5,773
3,785	2.750%, 09/15/20	3,801
4,295	2.875%, 02/25/21	4,308
27,314	5.375%, 03/15/20	29,669
18,799	7.500%, 02/15/19	20,930
2,375	Series D, 6.000%, 06/15/20	2,643
	ING Bank N.V., (Netherlands),
1,676	2.300%, 03/22/19 (e)	1,681
3,772	2.450%, 03/16/20 (e)	3,773
2,210	Jefferies Group LLC, 5.125%, 04/13/18	2,285
	Macquarie Bank Ltd., (Australia),
3,000	1.600%, 10/27/17 (e)	3,000
7,574	2.600%, 06/24/19 (e)	7,640
	Macquarie Group Ltd., (Australia),
3,080	3.000%, 12/03/18 (e)	3,125
3,817	4.875%, 08/10/17 (e)	3,900
446	7.625%, 08/13/19 (e)	501
	Morgan Stanley,
2,528	1.875%, 01/05/18	2,531
990	2.450%, 02/01/19	998
30,319	2.650%, 01/27/20	30,490
10,706	2.800%, 06/16/20	10,793
5,400	5.500%, 01/26/20	5,870
4,115	5.500%, 07/24/20	4,508
2,836	5.750%, 01/25/21	3,153
10,310	5.950%, 12/28/17	10,771
5,026	6.625%, 04/01/18	5,333
4,861	7.300%, 05/13/19	5,431
2,070	Northern Trust Co. (The), 6.500%, 08/15/18	2,234
1,991	State Street Corp., 1.950%, 05/19/21	1,951
500	TD Ameritrade Holding Corp., 5.600%, 12/01/19	551
	UBS AG, (Switzerland),
1,400	1.375%, 08/14/17	1,400
8,864	1.800%, 03/26/18	8,866
1,500	2.350%, 03/26/20	1,494
12,664	2.375%, 08/14/19	12,732
600	5.875%, 12/20/17	626

		255,484

	Consumer Finance — 2.0%
	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland),
1,662	4.500%, 05/15/21	1,714
1,105	4.625%, 10/30/20	1,155
	American Express Co.,
1,610	6.150%, 08/28/17	1,664
5,015	7.000%, 03/19/18	5,346
1,395	8.125%, 05/20/19	1,595
	American Express Credit Corp.,
3,570	2.250%, 08/15/19	3,587
5,279	2.250%, 05/05/21	5,221
2,001	Series F, 2.600%, 09/14/20	2,017
	American Honda Finance Corp.,
1,188	1.700%, 09/09/21	1,147
1,419	2.450%, 09/24/20	1,426
2,250	7.625%, 10/01/18 (e)	2,486
4,100	Series A, 2.150%, 03/13/20	4,106
	Capital One Financial Corp.,
613	2.450%, 04/24/19	617
4,340	4.750%, 07/15/21	4,709
	Caterpillar Financial Services Corp.,
1,952	1.931%, 10/01/21 (e)	1,888
2,165	2.100%, 06/09/19	2,172
2,130	2.250%, 12/01/19	2,143
760	7.150%, 02/15/19	846
	Ford Motor Credit Co. LLC,
1,573	1.684%, 09/08/17	1,573
3,515	1.724%, 12/06/17	3,511
10,211	2.375%, 01/16/18	10,256
6,146	2.375%, 03/12/19	6,132
2,338	2.459%, 03/27/20	2,305
1,322	2.551%, 10/05/18	1,330
2,575	2.875%, 10/01/18	2,603
1,818	3.336%, 03/18/21	1,824
10,200	4.250%, 02/03/17	10,248
500	5.000%, 05/15/18	520
650	8.000%, 12/15/16	651
2,170	8.125%, 01/15/20	2,505
	General Motors Financial Co., Inc.,
7,066	2.400%, 05/09/19	6,999
2,294	3.100%, 01/15/19	2,314
3,504	3.200%, 07/13/20	3,500
2,804	3.200%, 07/06/21	2,770
600	3.250%, 05/15/18	606
11,821	4.200%, 03/01/21	12,142
3,515	6.750%, 06/01/18	3,744
	HSBC USA, Inc.,
2,845	1.700%, 03/05/18	2,840
4,525	2.350%, 03/05/20	4,481
5,990	2.750%, 08/07/20	5,984
	John Deere Capital Corp.,
1,260	1.700%, 01/15/20	1,243
2,600	1.950%, 03/04/19	2,611
	Toyota Motor Credit Corp.,
3,394	1.900%, 04/08/21	3,337

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
8,753	2.100%, 01/17/19	8,799
6,700	2.125%, 07/18/19	6,733
2,363	Volkswagen International Finance N.V., (Netherlands), 2.375%, 03/22/17 (e)	2,370

		157,770

	Diversified Financial Services — 0.3%
8,919	GE Capital International Funding Co., Unlimited Co., (Ireland), 2.342%, 11/15/20	8,912
1,115	National Rural Utilities Cooperative Finance Corp., 2.350%, 06/15/20	1,116
1,269	Nationwide Building Society, (United Kingdom), 2.450%, 07/27/21 (e)	1,257
2,344	Protective Life Global Funding, 1.555%, 09/13/19 (e)	2,311
	Shell International Finance B.V., (Netherlands),
7,785	1.375%, 05/10/19	7,690
1,682	2.125%, 05/11/20	1,676
	UBS Group Funding Jersey Ltd., (Jersey),
2,530	2.950%, 09/24/20 (e)	2,535
1,371	3.000%, 04/15/21 (e)	1,372

		26,869

	Insurance — 0.9%
5,078	American International Group, Inc., 3.300%, 03/01/21	5,207
2,045	Aon Corp., 5.000%, 09/30/20	2,207
4,670	Chubb Corp. (The), 5.750%, 05/15/18	4,945
783	Chubb INA Holdings, Inc., 2.300%, 11/03/20	782
	CNA Financial Corp.,
2,000	5.875%, 08/15/20	2,212
1,255	6.950%, 01/15/18	1,321
1,790	7.350%, 11/15/19	2,038
	Jackson National Life Global Funding,
1,695	1.875%, 10/15/18 (e)	1,699
2,910	2.250%, 04/29/21 (e)	2,871
4,500	2.300%, 04/16/19 (e)	4,530
	Lincoln National Corp.,
470	6.250%, 02/15/20	518
4,000	8.750%, 07/01/19	4,622
6,571	Marsh & McLennan Cos., Inc., 2.350%, 09/10/19	6,599
2,272	MassMutual Global Funding II, 2.000%, 04/15/21 (e)	2,224
6,781	Metropolitan Life Global Funding I, 2.300%, 04/10/19 (e)	6,813
7,291	New York Life Global Funding, 2.150%, 06/18/19 (e)	7,335
	Pricoa Global Funding I,
704	1.450%, 09/13/19 (e)	695
4,417	2.550%, 11/24/20 (e)	4,425
	Principal Life Global Funding II,
2,040	1.500%, 04/18/19 (e)	2,014
3,984	2.250%, 10/15/18 (e)	4,023
1,388	Reliance Standard Life Global Funding II, 3.050%, 01/20/21 (e)	1,402

		68,482

	Thrifts & Mortgage Finance — 0.1%
6,030	BPCE S.A., (France), 1.625%, 01/26/18	6,017

	Total Financials	1,006,316

	Health Care — 1.5%
	Biotechnology — 0.5%
	AbbVie, Inc.,
200	1.800%, 05/14/18	200
3,617	2.000%, 11/06/18	3,624
927	2.300%, 05/14/21	908
14,065	2.500%, 05/14/20	14,026
6,948	Amgen, Inc., 2.200%, 05/22/19	6,988
870	Baxalta, Inc., 2.875%, 06/23/20	870
	Biogen, Inc.,
1,672	2.900%, 09/15/20	1,693
1,640	6.875%, 03/01/18	1,742
4,170	Celgene Corp., 2.875%, 08/15/20	4,215
	Gilead Sciences, Inc.,
2,073	2.050%, 04/01/19	2,080
1,490	2.550%, 09/01/20	1,500

		37,846

	Health Care Equipment & Supplies — 0.2%
	Becton, Dickinson & Co.,
1,380	2.675%, 12/15/19	1,404
3,257	4.900%, 04/15/18	3,397
1,335	6.375%, 08/01/19	1,482
520	Covidien International Finance S.A., (Luxembourg), 4.200%, 06/15/20	554
3,100	Edwards Lifesciences Corp., 2.875%, 10/15/18	3,153
2,915	Medtronic, Inc., 2.500%, 03/15/20	2,946
3,500	Stryker Corp., 2.000%, 03/08/19	3,505

		16,441

	Health Care Providers & Services — 0.4%
2,640	Aetna, Inc., 2.200%, 03/15/19	2,653
	Cardinal Health, Inc.,
808	1.950%, 06/15/18	810
4,779	2.400%, 11/15/19	4,813
	Laboratory Corp. of America Holdings,
3,782	2.200%, 08/23/17	3,797
2,618	2.500%, 11/01/18	2,644
3,250	2.625%, 02/01/20	3,251
	McKesson Corp.,
1,790	1.400%, 03/15/18	1,782

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — continued
2,688	2.284%, 03/15/19	2,702
3,014	Medco Health Solutions, Inc., 4.125%, 09/15/20	3,168
	UnitedHealth Group, Inc.,
509	1.700%, 02/15/19	508
2,258	2.700%, 07/15/20	2,289
2,670	WellPoint, Inc., 2.250%, 08/15/19	2,664

		31,081

	Life Sciences Tools & Services — 0.1%
	Thermo Fisher Scientific, Inc.,
2,250	2.400%, 02/01/19	2,269
2,930	4.700%, 05/01/20	3,127

		5,396

	Pharmaceuticals — 0.3%
	Actavis Funding SCS, (Luxembourg),
680	2.450%, 06/15/19	684
3,798	3.000%, 03/12/20	3,854
	Actavis, Inc.,
3,695	1.875%, 10/01/17	3,702
1,650	6.125%, 08/15/19	1,810
3,482	Allergan, Inc., 3.375%, 09/15/20	3,554
2,600	Bayer U.S. Finance LLC, 2.375%, 10/08/19 (e)	2,609
4,155	Forest Laboratories LLC, 4.375%, 02/01/19 (e)	4,321
2,400	Mylan N.V., (Netherlands), 3.150%, 06/15/21 (e)	2,360
531	Zoetis, Inc., 3.450%, 11/13/20	543

		23,437

	Total Health Care	114,201

	Industrials — 0.9%
	Aerospace & Defense — 0.2%
2,903	BAE Systems Holdings, Inc., 6.375%, 06/01/19 (e)	3,175
1,415	Lockheed Martin Corp., 2.500%, 11/23/20	1,424
5,665	Precision Castparts Corp., 2.250%, 06/15/20	5,686
655	Textron, Inc., 5.600%, 12/01/17	680
3,625	United Technologies Corp., 6.125%, 02/01/19	3,964

		14,929

	Air Freight & Logistics — 0.0% (g)
1,570	FedEx Corp., 2.300%, 02/01/20	1,570

	Building Products — 0.0% (g)
1,015	Johnson Controls, Inc., 5.000%, 03/30/20	1,092

	Commercial Services & Supplies — 0.1%
5,940	Republic Services, Inc., 3.800%, 05/15/18	6,113
2,605	Waste Management, Inc., 4.750%, 06/30/20	2,816

		8,929

	Industrial Conglomerates — 0.2%
	General Electric Co.,
2,559	5.300%, 02/11/21	2,841
2,716	5.500%, 01/08/20	2,998
2,172	5.550%, 05/04/20	2,408
4,001	5.625%, 05/01/18	4,235
544	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 2.000%, 11/08/17 (e)	545
644	Koninklijke Philips N.V., (Netherlands), 5.750%, 03/11/18	675
830	Roper Technologies, Inc., 3.000%, 12/15/20	839

		14,541

	Machinery — 0.0% (g)
2,494	Illinois Tool Works, Inc., 1.950%, 03/01/19	2,516

	Professional Services — 0.0% (g)
1,507	Equifax, Inc., 2.300%, 06/01/21	1,478

	Road & Rail — 0.3%
465	Burlington Northern Santa Fe LLC, 8.125%, 04/15/20	545
	Canadian Pacific Railway Co., (Canada),
2,900	6.500%, 05/15/18	3,089
1,720	7.250%, 05/15/19	1,929
2,819	ERAC USA Finance LLC, 6.375%, 10/15/17 (e)	2,934
1,500	Norfolk Southern Corp., 5.900%, 06/15/19	1,640
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
927	2.500%, 06/15/19 (e)	930
3,594	3.375%, 03/15/18 (e)	3,661
	Ryder System, Inc.,
1,865	2.450%, 09/03/19	1,876
1,320	2.500%, 05/11/20	1,318
885	2.550%, 06/01/19	894
2,248	Union Pacific Corp., 5.750%, 11/15/17	2,340

		21,156

	Trading Companies & Distributors — 0.1%
	Air Lease Corp.,
3,303	2.125%, 01/15/18	3,310
2,038	2.125%, 01/15/20	2,005

		5,315

	Total Industrials	71,526

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Information Technology — 0.1%
	Electronic Equipment, Instruments & Components — 0.0% (g)
	Arrow Electronics, Inc.,
1,382	3.000%, 03/01/18	1,397
464	6.875%, 06/01/18	495

		1,892

	IT Services — 0.1%
	Total System Services, Inc.,
1,350	2.375%, 06/01/18	1,357
2,080	3.800%, 04/01/21	2,148

		3,505

	Semiconductors & Semiconductor Equipment — 0.0% (g)
1,318	Intel Corp., 3.300%, 10/01/21	1,371

	Software — 0.0% (g)
3,250	Oracle Corp., 1.900%, 09/15/21	3,173

	Total Information Technology	9,941

	Materials — 0.3%
	Chemicals — 0.3%
1,540	Agrium, Inc., (Canada), 6.750%, 01/15/19	1,674
3,648	Air Liquide Finance S.A., (France), 1.375%, 09/27/19 (e)	3,595
4,340	CF Industries, Inc., 6.875%, 05/01/18	4,568
805	Dow Chemical Co. (The), 8.550%, 05/15/19	925
2,254	Ecolab, Inc., 1.450%, 12/08/17	2,253
	PPG Industries, Inc.,
5,482	2.300%, 11/15/19	5,482
1,470	3.600%, 11/15/20	1,521
146	6.650%, 03/15/18	155
502	Rohm & Haas Co., 6.000%, 09/15/17	520

		20,693

	Metals & Mining — 0.0% (g)
	Nucor Corp.,
1,500	5.750%, 12/01/17	1,558
1,260	5.850%, 06/01/18	1,335

		2,893

	Total Materials	23,586

	Real Estate — 0.4%
	Equity Real Estate Investment Trusts (REITs) — 0.4%
4,267	Boston Properties LP, 4.125%, 05/15/21	4,504
6,091	Crown Castle International Corp., 2.250%, 09/01/21	5,876
1,618	ERP Operating LP, 2.375%, 07/01/19	1,631
	HCP, Inc.,
5,410	2.625%, 02/01/20	5,411
400	5.375%, 02/01/21	438
1,500	Prologis LP, 4.000%, 01/15/18	1,529
3,739	Simon Property Group LP, 2.200%, 02/01/19	3,768
1,569	Ventas Realty LP/Ventas Capital Corp., 2.000%, 02/15/18	1,572
	Welltower, Inc.,
735	2.250%, 03/15/18	739
1,870	6.125%, 04/15/20	2,077

	Total Real Estate	27,545

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.2%
	AT&T, Inc.,
4,000	1.750%, 01/15/18	3,998
17,375	2.450%, 06/30/20	17,199
4,754	2.800%, 02/17/21	4,720
1,900	5.000%, 03/01/21	2,048
13,484	5.500%, 02/01/18	14,036
1,134	5.800%, 02/15/19	1,219
1,992	British Telecommunications plc, (United Kingdom), 2.350%, 02/14/19	2,005
	Deutsche Telekom International Finance B.V., (Netherlands),
2,865	2.250%, 03/06/17 (e)	2,872
3,580	6.750%, 08/20/18	3,875
1,391	Orange S.A., (France), 2.750%, 02/06/19	1,411
	Telefonica Emisiones S.A.U., (Spain),
3,516	3.192%, 04/27/18	3,570
740	5.462%, 02/16/21	805
849	6.221%, 07/03/17	871
	Verizon Communications, Inc.,
18,482	2.625%, 02/21/20	18,606
2,915	3.450%, 03/15/21	3,004
2,915	4.500%, 09/15/20	3,112
6,440	6.100%, 04/15/18	6,812

		90,163

	Wireless Telecommunication Services — 0.0% (g)
2,000	America Movil S.A.B. de C.V., (Mexico), 5.000%, 03/30/20	2,146

	Total Telecommunication Services	92,309

	Utilities — 1.0%
	Electric Utilities — 0.6%
	Arizona Public Service Co.,
1,938	2.200%, 01/15/20	1,940
400	8.750%, 03/01/19	458
500	Atlantic City Electric Co., 7.750%, 11/15/18	557
4,610	Cleveland Electric Illuminating Co. (The), 8.875%, 11/15/18	5,209

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
	Commonwealth Edison Co.,
880	4.000%, 08/01/20	929
1,000	6.150%, 09/15/17	1,037
708	Duke Energy Indiana LLC, 3.750%, 07/15/20	743
965	Entergy Gulf States Louisiana LLC, 6.000%, 05/01/18	1,022
735	Entergy Louisiana LLC, 6.500%, 09/01/18	793
445	Kentucky Power Co., 6.000%, 09/15/17 (e)	460
530	Kentucky Utilities Co., 3.250%, 11/01/20	547
	NextEra Energy Capital Holdings, Inc.,
224	2.700%, 09/15/19	227
250	6.000%, 03/01/19	271
631	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	675
985	Ohio Power Co., 6.050%, 05/01/18	1,041
1,579	Pacific Gas & Electric Co., 8.250%, 10/15/18	1,761
455	PPL Capital Funding, Inc., 1.900%, 06/01/18	455
	Progress Energy, Inc.,
5,000	4.400%, 01/15/21	5,315
5,969	4.875%, 12/01/19	6,418
1,246	Public Service Co. of New Mexico, 7.950%, 05/15/18	1,350
510	Public Service Co. of Oklahoma, 5.150%, 12/01/19	550
1,306	Southern California Edison Co., 1.845%, 02/01/22	1,284
2,610	Southern Co. (The), 2.750%, 06/15/20	2,633
	Southwestern Electric Power Co.,
765	6.450%, 01/15/19	833
1,045	Series F, 5.875%, 03/01/18	1,099
577	State Grid Overseas Investment 2013 Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	575
	Virginia Electric & Power Co.,
1,387	1.200%, 01/15/18	1,381
1,268	5.000%, 06/30/19	1,361
2,620	Xcel Energy, Inc., 2.400%, 03/15/21	2,609

		43,533

	Gas Utilities — 0.1%
	Atmos Energy Corp.,
400	6.350%, 06/15/17	411
314	8.500%, 03/15/19	359
1,492	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	1,564
	Dominion Gas Holdings LLC,
210	2.500%, 12/15/19	213
7,023	2.800%, 11/15/20	7,092

		9,639

	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
1,798	2.950%, 01/15/20	1,821
260	5.200%, 10/01/19	279
	Southern Power Co.,
2,684	1.850%, 12/01/17	2,693
495	Series 15A, 1.500%, 06/01/18	493

		5,286

	Multi-Utilities — 0.2%
1,015	Berkshire Hathaway Energy Co., 2.400%, 02/01/20	1,020
1,207	CenterPoint Energy, Inc., 5.950%, 02/01/17	1,215
	CMS Energy Corp.,
2,455	5.050%, 02/15/18	2,549
675	6.250%, 02/01/20	750
330	8.750%, 06/15/19	382
455	Consumers Energy Co., 6.125%, 03/15/19	498
1,100	Dominion Resources, Inc., 6.400%, 06/15/18	1,173
	NiSource Finance Corp.,
1,057	6.400%, 03/15/18	1,116
4,750	6.800%, 01/15/19	5,204
	Sempra Energy,
820	6.150%, 06/15/18	871
1,300	9.800%, 02/15/19	1,513
	TECO Finance, Inc.,
475	5.150%, 03/15/20	510
1,660	6.572%, 11/01/17	1,732

		18,533

	Total Utilities	76,991

	Total Corporate Bonds (Cost $1,800,792)	1,796,162

	Mortgage Pass-Through Securities — 3.4%
	Federal Home Loan Mortgage Corp.,
334	ARM, 1.960%, 08/01/37	353
1,715	ARM, 2.522%, 03/01/37	1,789
1,097	ARM, 2.534%, 12/01/36	1,158
40	ARM, 2.591%, 01/01/27	42
1,644	ARM, 2.600%, 05/01/37	1,706
745	ARM, 2.626%, 11/01/36	783
337	ARM, 2.650%, 12/01/36	355
165	ARM, 2.652%, 02/01/37	175
126	ARM, 2.655%, 03/01/35	132
667	ARM, 2.662%, 03/01/37	699
1,014	ARM, 2.675%, 04/01/37	1,069
53	ARM, 2.717%, 12/01/27	55

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
1,843		ARM, 2.727%, 01/01/37	1,943
293		ARM, 2.762%, 06/01/36	309
—	(h)	ARM, 2.768%, 12/01/17	—	(h)
973		ARM, 2.792%, 08/01/36	1,018
2,347		ARM, 2.847%, 10/01/36	2,480
1,090		ARM, 2.855%, 08/01/36	1,158
191		ARM, 2.998%, 04/01/37	203
668		ARM, 3.057%, 10/01/37	711
140		ARM, 3.075%, 07/01/36	149
2,476		ARM, 3.104%, 11/01/37 - 04/01/38	2,634
830		ARM, 3.105%, 12/01/36	876
1,235		ARM, 3.138%, 03/01/36	1,309
1,137		ARM, 3.145%, 08/01/37	1,213
1,693		ARM, 3.197%, 01/01/38	1,806
3,344		ARM, 3.218%, 03/01/35	3,550
873		ARM, 3.222%, 03/01/37	931
4,813		ARM, 3.227%, 06/01/37	5,113
2,500		ARM, 3.230%, 06/01/37	2,662
678		ARM, 3.258%, 02/01/37	726
2,040		ARM, 3.299%, 10/01/35	2,164
261		ARM, 3.535%, 08/01/37	271
2,089		ARM, 3.557%, 03/01/36	2,206
2		ARM, 5.751%, 01/01/27	2
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
17,258		4.000%, 07/01/18 - 06/01/26	18,266
116		4.500%, 10/01/18	120
2,704		5.000%, 03/01/18 - 01/01/21	2,774
9,871		5.500%, 08/01/19 - 01/01/24	10,544
1,718		6.000%, 08/01/17 - 12/01/23	1,785
297		6.500%, 04/01/17 - 08/01/21	300
19		7.000%, 03/01/17	19
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
545		6.000%, 01/01/19 - 10/01/24	618
13		6.500%, 08/01/18 - 05/01/21	14
8		7.500%, 07/01/17 - 07/01/18	8
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
16,281		5.500%, 03/01/34 - 07/01/37	18,385
223		6.000%, 07/01/32	256
319		7.000%, 08/01/38	366
		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
7,239		7.500%, 12/01/36	8,403
1,210		10.000%, 10/01/30	1,316
4		Federal Home Loan Mortgage Corp. Gold Pools, Other, 6.000%, 09/01/17	4
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
1		8.000%, 04/01/17 - 05/01/19	1
1		8.250%, 08/01/17	1
		Federal National Mortgage Association,
44		ARM, 1.877%, 08/01/37	45
6		ARM, 1.943%, 01/01/19	6
2,020		ARM, 1.999%, 08/01/37	2,080
7		ARM, 2.180%, 07/01/27	8
1,799		ARM, 2.286%, 07/01/37	1,866
4		ARM, 2.287%, 03/01/19	4
1,728		ARM, 2.375%, 01/01/37	1,800
846		ARM, 2.388%, 04/01/37	873
1,143		ARM, 2.394%, 02/01/37	1,191
254		ARM, 2.451%, 01/01/37	267
—	(h)	ARM, 2.480%, 08/01/17	—	(h)
129		ARM, 2.484%, 01/01/35	134
257		ARM, 2.498%, 10/01/36	271
59		ARM, 2.587%, 04/01/36	61
831		ARM, 2.610%, 12/01/37	879
307		ARM, 2.611%, 07/01/37	323
2,353		ARM, 2.617%, 12/01/36	2,473
1,655		ARM, 2.623%, 11/01/37	1,748
888		ARM, 2.627%, 08/01/36	941
89		ARM, 2.629%, 12/01/36	93
38		ARM, 2.651%, 07/01/37	40
16		ARM, 2.694%, 06/01/27	17
366		ARM, 2.702%, 05/01/36	383
1,375		ARM, 2.708%, 11/01/37	1,447
9		ARM, 2.728%, 05/01/25	9
183		ARM, 2.758%, 12/01/36	194
417		ARM, 2.818%, 07/01/36	438
479		ARM, 2.819%, 04/01/37	505
4		ARM, 2.821%, 08/01/36	5
2,252		ARM, 2.846%, 03/01/37	2,392
487		ARM, 2.872%, 09/01/34 - 06/01/36	508
1		ARM, 2.875%, 08/01/19	1
713		ARM, 2.905%, 10/01/36	751
664		ARM, 2.979%, 12/01/35	698
181		ARM, 2.989%, 08/01/36	193
1,056		ARM, 2.990%, 08/01/36	1,115
424		ARM, 2.991%, 12/01/36	450
276		ARM, 3.080%, 03/01/47	285
7		ARM, 3.097%, 10/01/25	7
707		ARM, 3.165%, 08/01/36	744
1,351		ARM, 3.166%, 11/01/37	1,434
492		ARM, 3.270%, 04/01/38	499
2,085		ARM, 3.285%, 03/01/36	2,218
2,576		ARM, 3.521%, 03/01/36	2,743
2,977		ARM, 3.570%, 03/01/36	3,164
2,147		ARM, 3.633%, 10/01/35	2,291
		Federal National Mortgage Association, 15 Year, Single Family,
253		4.000%, 08/01/18 - 01/01/19	259
803		4.500%, 05/01/18 - 05/01/19	827

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
1,136	5.000%, 12/01/17 - 07/01/20	1,164
18,355	5.500%, 01/01/18 - 07/01/25	19,628
6,439	6.000%, 11/01/17 - 07/01/24	6,898
1,506	6.500%, 03/01/17 - 03/01/23	1,592
18	7.000%, 02/01/17 - 01/01/18	18
	Federal National Mortgage Association, 20 Year, Single Family,
612	5.500%, 05/01/27	682
12	6.000%, 03/01/18 - 07/01/19	14
1,496	6.500%, 03/01/17 - 03/01/25	1,694
324	7.000%, 08/01/20 - 08/01/21	339
	Federal National Mortgage Association, 30 Year, FHA/VA,
131	5.500%, 08/01/34	145
11	8.500%, 03/01/27	11
	Federal National Mortgage Association, 30 Year, Single Family,
16,043	5.000%, 10/01/39	17,860
21,793	5.500%, 12/01/32 - 04/01/37	24,651
13,668	6.000%, 04/01/35 - 01/01/38	15,724
8,404	6.500%, 03/01/26 - 10/01/38	9,535
3,609	7.000%, 04/01/37 - 08/01/37	4,305
62	8.000%, 12/01/30	69
3	8.500%, 09/01/21	3
23	9.000%, 02/01/31	23
15	9.500%, 07/01/28	16
4	10.000%, 02/01/24	4
	Federal National Mortgage Association, Other,
17	4.000%, 07/01/17	17
67	4.500%, 12/01/19	69
56	5.500%, 09/01/17	57
34	6.000%, 09/01/17	34
	Government National Mortgage Association II,
96	ARM, 2.000%, 03/20/22 - 01/20/28	99
44	ARM, 2.125%, 05/20/17 - 09/20/22	45
5	ARM, 2.500%, 12/20/17 - 05/20/21	5
7	ARM, 3.000%, 04/20/18 - 05/20/20	6
1	ARM, 3.500%, 10/20/17 - 12/20/17	1
2	ARM, 4.000%, 08/20/18	2
	Government National Mortgage Association II, 30 Year, Single Family,
3,034	6.000%, 09/20/38	3,440
7,168	7.000%, 08/20/38 - 09/20/38	8,255
11	7.500%, 09/20/28	13
23	8.000%, 09/20/26 - 12/20/27	27
27	8.500%, 03/20/25 - 04/20/25	30
881	Government National Mortgage Association, 15 Year, Single Family, 6.500%, 10/15/23	946
	Government National Mortgage Association, 30 Year, Single Family,
3,669	6.500%, 09/15/38	4,393
8	8.500%, 04/15/25	9
7	9.000%, 09/15/24 - 10/15/26	8
115	9.500%, 07/15/20 - 12/15/25	126

	Total Mortgage Pass-Through Securities (Cost $259,502)	265,567

U.S. Government Agency Securities — 6.3%
8,500	Federal Farm Credit Banks, 1.000%, 09/25/17	8,510
	Federal Home Loan Banks,
7,500	0.875%, 06/29/18	7,475
28,365	0.875%, 08/05/19	27,975
23,950	1.000%, 09/26/19	23,652
30,855	1.250%, 06/08/18	30,883
12,925	2.000%, 09/14/18	13,117
39,150	4.750%, 12/16/16	39,223
20,000	5.000%, 11/17/17	20,784
	Federal Home Loan Mortgage Corp.,
21,940	0.750%, 07/14/17	21,939
25,650	0.750%, 04/09/18	25,547
19,310	0.875%, 10/12/18	19,211
10,000	0.875%, 07/19/19	9,866
32,050	1.000%, 03/08/17	32,091
20,000	4.875%, 06/13/18	21,145
	Federal National Mortgage Association,
48,325	1.125%, 04/27/17	48,409
19,105	1.125%, 07/20/18	19,121
12,500	1.250%, 08/17/21	12,122
33,500	1.375%, 10/07/21	32,559
10,355	1.522%, 10/09/19 (n)	9,820
5,000	5.000%, 02/13/17	5,044
21,155	5.375%, 06/12/17	21,666
50,000	Residual Funding Corp. STRIPS, 1.458%, 10/15/19 (n)	47,841

	Total U.S. Government Agency Securities (Cost $500,488)	498,000

U.S. Treasury Obligations — 50.1%
	U.S. Treasury Notes,
120,000	0.625%, 08/31/17	119,859
100,000	0.625%, 09/30/17	99,836
170,745	0.625%, 11/30/17	170,285
132,000	0.625%, 04/30/18	131,263
261,000	0.750%, 10/31/17	260,766
331,000	0.750%, 12/31/17	330,392
70,000	0.875%, 07/15/18	69,803
70,000	0.875%, 10/15/18	69,705
70,000	0.875%, 07/31/19	69,180

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
200,000	1.000%, 05/31/18	199,914
25,000	1.000%, 08/15/18	24,964
40,000	1.000%, 09/15/18	39,925
130,000	1.125%, 06/15/18	130,152
170,000	1.250%, 10/31/18	170,425
60,550	1.250%, 11/30/18	60,694
40,000	1.250%, 12/15/18	40,083
145,000	1.250%, 01/31/19	145,238
30,000	1.250%, 01/31/20	29,795
20,000	1.375%, 06/30/18	20,102
50,920	1.375%, 07/31/18	51,175
90,400	1.375%, 09/30/18	90,817
116,000	1.375%, 02/28/19	116,458
20,270	1.375%, 02/29/20	20,184
25,165	1.375%, 04/30/20	25,017
35,000	1.375%, 08/31/20	34,639
35,000	1.375%, 09/30/20	34,608
30,530	1.500%, 08/31/18	30,741
95,495	1.500%, 12/31/18	96,189
80,690	1.500%, 01/31/19	81,264
75,440	1.500%, 02/28/19	75,950
277,010	1.500%, 05/31/19	278,568
20,000	1.500%, 11/30/19	20,044
100,490	1.625%, 03/31/19	101,436
105,650	1.625%, 04/30/19	106,595
55,000	1.625%, 06/30/19	55,458
120,000	1.625%, 07/31/19	120,937
80,270	1.875%, 09/30/17	80,963
30,000	2.000%, 07/31/20	30,395
55,210	2.000%, 11/30/20	55,805
25,000	2.125%, 08/31/20	25,422
30,000	2.250%, 07/31/18	30,589
20,000	2.375%, 05/31/18	20,398
60,200	2.625%, 01/31/18	61,355
40,000	2.750%, 02/28/18	40,870
75,000	2.875%, 03/31/18	76,854

	Total U.S. Treasury Obligations (Cost $3,952,739)	3,945,112

SHARES
Short-Term Investment — 0.5%
	Investment Company — 0.5%
35,767	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.280% (b) (l) (Cost $35,767)	35,767

	Total Investments — 98.0% (Cost $7,721,436)	7,713,187
	Other Assets in Excess of Liabilities — 2.0%	161,013

	NET ASSETS — 100.0%	$7,874,200

Percentages indicated are based on net assets.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2016.
CMO	—	Collateralized Mortgage Obligation
CSMC	—	Credit Suisse Mortgage Trust
FHA	—	Federal Housing Administration
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2016. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2016.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2016.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of November 30, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,959
Aggregate gross unrealized depreciation	(31,208)

Net unrealized appreciation/depreciation	$(8,249)

Federal income tax cost of investments	$7,721,436

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$563,798	$115,331	$679,129
Collateralized Mortgage Obligations
Agency CMO	—	366,749	—	366,749
Non-Agency CMO	—	31,260	4,072	35,332

Total Collateralized Mortgage Obligations	—	398,009	4,072	402,081

Commercial Mortgage-Backed Securities	—	90,923	446	91,369
Corporate Bonds
Consumer Discretionary	—	75,980	—	75,980
Consumer Staples	—	98,408	—	98,408
Energy	—	199,359	—	199,359
Financials	—	1,006,316	—	1,006,316
Health Care	—	114,201	—	114,201
Industrials	—	71,526	—	71,526
Information Technology	—	9,941	—	9,941
Materials	—	23,586	—	23,586
Real Estate	—	27,545	—	27,545
Telecommunication Services	—	92,309	—	92,309
Utilities	—	76,991	—	76,991

Total Corporate Bonds	—	1,796,162	—	1,796,162

Mortgage Pass-Through Securities	—	265,567	—	265,567
U.S. Government Agency Securities	—	498,000	—	498,000
U.S. Treasury Obligations	—	3,945,112	—	3,945,112
Short-Term Investment
Investment Company	35,767	—	—	35,767

Total Investments in Securities	$35,767	$7,557,571	$119,849	$7,713,187

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no significant transfers between levels 1 and 2 during the period ended November 30, 2016.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

JPMorgan Short Duration Bond Fund	Balance as of February 29, 2016		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2016
Investments in Securities
Asset-Backed Securities	$25,508		$—	$1,393	$11		$16,560	$(48,065)	$125,210	$(5,286)	$115,331
Collateralized Mortgage Obligations — Non-Agency CMO	—	(a)	—	57	1		—	(1,040)	5,054	—	4,072
Commercial Mortgage-Backed Securities	7,890		—	(9)	—	(a)	—	(7,435)	—	—	446
Loan Assignment — Financials	2,638		—	13	—	(a)	255	(2,906)	—	—	—

Total	$36,036		$—	$1,454	$12		$16,815	$(59,446)	$130,264	$(5,286)	$119,849

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2016.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2016, which were valued using significant unobservable inputs (level 3) amounted to approximately $1,454,000.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2016		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$93,564		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 18.00% (2.19%)
				Constant Default Rate	0.00% - 33.00% (20.25%)
				Yield (Discount Rate of Cash Flows)	1.49% - 7.80% (3.64%)

Asset-Backed Securities	93,564
	—	(a)	Discounted Cash Flow	PSA Prepayment Model	320.00% (320.00%)
				Yield (Discount Rate of Cash Flows)	2.87% (2.87%)

Collateralized Mortgage Obligations	—	(a)

Total	$93,564

(a)	Amount rounds to less than 500.

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2016, the value of these investments was approximately $26,285,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligation — 0.0% (g)
	Agency CMO — 0.0% (g)
331	Federal National Mortgage Association REMIC, Series 2002-36, Class FS, VAR, 1.084%, 06/25/32 (Cost $331)	335

Daily Demand Notes — 2.2%
	Indiana — 0.2%
	Utility — 0.2%
5,300	Indiana Municipal Power Agency, Power Supply System, Series B, Rev., VRDO, 0.460%, 12/01/16	5,300

	Michigan — 0.3%
	Education — 0.3%
6,160	Regents of the University of Michigan, Series B, Rev., VRDO, 0.400%, 12/01/16	6,160

	New York — 1.4%
	General Obligation — 0.4%
8,000	City of New York, Fiscal Year 2012, Series G, Subseries G-6, GO, VRDO, 0.510%, 12/01/16	8,000

	Other Revenue — 0.9%
19,765	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003, Subseries A-4, Rev., VRDO, 0.460%, 12/01/16	19,765

	Water & Sewer — 0.1%
2,665	New York Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014, Series AA, Subseries AA1, Rev., VRDO, 0.460%, 12/01/16	2,665

	Total New York	30,430

	Ohio — 0.3%
	Hospital — 0.3%
	State of Ohio, University Hospitals Health System, Inc.,
5,000	Series A, Rev., VRDO, 0.760%, 12/01/16	5,000
2,500	Series B, Rev., VRDO, 0.760%, 12/01/16	2,500

	Total Ohio	7,500

	Total Daily Demand Notes (Cost $49,390)	49,390

Monthly Demand Notes — 3.3%
	Connecticut — 1.5%
	Education — 1.5%
15,000	State of Connecticut, Health & Educational Facilities Authority, Hartford Healthcare Issue, Series G, Rev., VAR, 1.369%, 01/03/17	14,926
18,775	State of Connecticut, Health & Educational Facility Authority, Series B, Rev., VAR, 0.963%, 01/03/17	18,671

	Total Connecticut	33,597

	Kansas — 0.1%
	Transportation — 0.1%
2,000	State of Kansas, Department of Transportation, Highway, Series B-3, Rev., VAR, 0.653%, 01/03/17	1,996

	Louisiana — 0.6%
	Other Revenue — 0.4%
9,500	State of Louisiana, Gasoline & Fuels Tax, Second Lien Revenue, Libor Index, Series A, Rev., VAR, 0.902%, 01/03/17	9,460

	Water & Sewer — 0.2%
4,795	East Baton Rouge Sewerage Commission, Series A, Rev., VAR, 0.932%, 01/03/17	4,773

	Total Louisiana	14,233

	New Jersey — 0.2%
	Transportation — 0.2%
4,000	New Jersey Turnpike Authority, Series B-3, Rev., VAR, 0.983%, 01/03/17	3,992

	New York — 0.9%
	Transportation — 0.7%
15,000	Triborough Bridge & Tunnel Authority, Subseries B-C, Rev., VAR, 0.813%, 01/03/17	14,858

	Utility — 0.2%
5,000	Long Island Power Authority, Electric System, Series C, Rev., VAR, 1.082%, 01/03/17	5,001

	Total New York	19,859

	Total Monthly Demand Notes (Cost $74,067)	73,677

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 84.5% (t)
	Alabama — 0.6%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
3,480	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co., Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	3,487

	Other Revenue — 0.0% (g)
500	Montgomery County Public Building Authority, Revenue Refunding Warrants, Facilities Project, Rev., 5.000%, 03/01/23	572

	Utility — 0.4%
7,675	The Black Belt Energy Gas District Gas Supply, Series A, Rev., VAR, 4.000%, 06/01/21	8,147

	Total Alabama	12,206

	Alaska — 0.7%
	General Obligation — 0.6%
2,895	North Slope Borough, General Purpose, Series B, GO, 5.000%, 06/30/20	3,200
	State of Alaska,
8,230	Series A, GO, 5.000%, 08/01/17	8,455
2,000	Series B, GO, 5.000%, 08/01/18	2,124

		13,779

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
765	Alaska Industrial Development & Export Authority Power, Snettisham Hydroelectric Project, Rev., AMT, 5.000%, 01/01/17	767

	Utility — 0.0% (g)
500	City of Anchorage, Electric Utilities, Senior Lien, Series A, Rev., 5.000%, 12/01/23	577

	Total Alaska	15,123

	Arizona — 0.9%
	Certificate of Participation/Lease — 0.0% (g)
500	Arizona School Facilities Board, Series A-1, COP, 5.000%, 09/01/19	544

	General Obligation — 0.2%
2,550	City of Scottsdale, GO, 5.000%, 07/01/22	2,954
1,550	Maricopa County, Saddle Mountain Unified School District No. 90, Arizona School Improvement, Series A, GO, 3.000%, 07/01/17	1,565

		4,519

	Hospital — 0.4%
	Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals,
250	Series A, Rev., 5.000%, 12/01/21	284
1,500	Series A, Rev., 5.000%, 12/01/24	1,757
3,540	Series A, Rev., 5.000%, 12/01/25	4,108
3,000	Series A, Rev., 5.000%, 12/01/26	3,458

		9,607

	Transportation — 0.2%
	Maricopa County, Regional Public Transportation Authority, Excise Tax Revenue, Public Transportation Fund,
1,000	Rev., 5.250%, 07/01/18	1,063
3,100	Rev., 5.250%, 07/01/19	3,390

		4,453

	Water & Sewer — 0.1%
1,000	Pima County, Sewer System, Rev., 5.000%, 07/01/18	1,060

	Total Arizona	20,183

	Arkansas — 0.4%
	Education — 0.2%
300	Board of Trustees of the University of Arkansas, Student Fee, Ualr Campus, Rev., 3.000%, 10/01/26	297
	University of Arkansas, Uams Campus,
535	Rev., 5.000%, 03/01/20	588
500	Rev., 5.000%, 03/01/25	586
1,000	Rev., 5.000%, 03/01/26	1,162
1,000	Rev., 5.000%, 03/01/27	1,155

		3,788

	Hospital — 0.1%
1,410	County of Pulaski, Arkansas Children’s Hospital, Rev., 5.000%, 03/01/28	1,620

	Other Revenue — 0.0% (g)
580	City of Little Rock, Hotel & Restaurant, Rev., 5.000%, 07/01/20	641

	Water & Sewer — 0.1%
1,095	City of Fort Smith, Water & Sewer Refunding & Construction, Rev., 5.000%, 10/01/28	1,240
555	City of Little Rock, Sewer, Rev., 5.000%, 10/01/25	639

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued
		1,879

	Total Arkansas	7,928

	California — 19.3%
	Certificate of Participation/Lease — 0.1%
	City of Chula Vista, Police Facility Project,
360	COP, 5.000%, 10/01/21	404
465	COP, 5.000%, 10/01/22	530
1,000	COP, 5.000%, 10/01/23	1,153
	Goleta Water District,
175	Series A, COP, AGM, 4.000%, 12/01/16	175
140	Series A, COP, AGM, 5.000%, 12/01/20	157

		2,419

	Education — 1.0%
325	California Education Facilities Authority, Santa Clara University, Rev., 5.000%, 04/01/27	376
	California Educational Facilities Authority, Claremont Mckenna College,
1,575	Series A, Rev., 4.000%, 01/01/23	1,737
1,675	Series A, Rev., 4.000%, 01/01/24	1,848
750	Series A, Rev., 5.000%, 01/01/26	891
11,505	Regents of the University of California, Series AK, Rev., VAR, 5.000%, 05/15/23	13,419
4,750	Regents of the University of California, Limited Project, Series I, Rev., 5.000%, 05/15/17	4,841

		23,112

	General Obligation — 7.5%
	Albany Unified School District,
230	GO, 5.000%, 08/01/25	270
760	GO, 5.000%, 08/01/27	895
1,050	Allan Hancock Joint Community College District, GO, 5.000%, 08/01/22	1,209
	City & County of San Francisco,
5,310	Series A, GO, 5.000%, 06/15/25	6,070
10,000	Series R-1, GO, 5.000%, 06/15/24	11,637
5,845	City of Los Angeles, Series B, GO, 5.000%, 09/01/18	6,233
415	Contra Costa Community College District, Election of 2014, Series A, GO, 4.000%, 08/01/25	451
	County of Los Angeles, Community College District,
5,000	Series A, GO, 5.000%, 08/01/29	5,766
5,000	Series C, GO, 5.000%, 06/01/26	5,968
	County of Sacramento, Center Joint Unified School District,
2,500	GO, Zero Coupon, 08/01/28	1,628
1,000	GO, Zero Coupon, 08/01/30	588
1,000	GO, Zero Coupon, 08/01/31	558
	County of Sacramento, San Juan Unified School District, Election of 2002,
525	GO, 5.000%, 08/01/17	539
395	GO, 5.000%, 08/01/18	420
860	GO, 5.000%, 08/01/19	940
775	GO, 5.000%, 08/01/20	865
1,000	County of Santa Clara, Moreland School District, GO, 5.000%, 08/01/21	1,134
6,055	County of Santa Clara, San Jose Evergreen Community College District, Series B, GO, 5.000%, 09/01/18	6,457
845	Folsom Cordova Unified School District, School Facilities Improvement District No. 2, GO, 5.000%, 10/01/17	874
1,500	Foothill-De Anza Community College District, GO, 5.000%, 08/01/28	1,752
	Grossmont Healthcare District,
1,225	Series D, GO, 5.000%, 07/15/26	1,431
1,285	Series D, GO, 5.000%, 07/15/27	1,486
1,000	Grossmont Healthcare District, Election of 2006, Series C, GO, 5.000%, 07/15/26	1,168
1,170	Hanford Joint Union High School District, GO, AGM, 5.000%, 08/01/27	1,343
11,535	Los Angeles Unified School District, Series C, GO, 5.000%, 07/01/21	13,077
	Moulton-Niguel Water District Consolidated,
335	GO, 4.000%, 09/01/17	343
300	GO, 5.000%, 09/01/18	320
	Novato Unified School District,
535	GO, 4.000%, 02/01/22	585
685	GO, 5.000%, 02/01/23	794

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
870	GO, 5.000%, 02/01/24	1,017
1,500	GO, 5.000%, 08/01/25	1,743
1,800	GO, 5.000%, 08/01/26	2,093
1,200	Oak Grove School District, GO, 5.000%, 08/01/23	1,403
1,770	Placentia-Yorba Linda Unified School District, GO, 5.000%, 08/01/25	2,081
2,000	Salinas Union High School District, GO, Zero Coupon, 08/01/20	1,856
1,400	San Diego Community College District, GO, 5.000%, 08/01/18	1,489
	San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax,
3,825	Series R-3, GO, 5.000%, 07/01/17	3,917
6,310	Series R-3, GO, 5.000%, 07/01/19	6,880
	San Diego Unified School District, Election of 2012,
700	Series F, GO, 5.000%, 07/01/28	811
550	Series F, GO, 5.000%, 07/01/29	631
500	Series F, GO, 5.000%, 07/01/30	571
	San Francisco Bay Area Rapid Transit District, Election of 2004,
2,735	Series D, GO, 3.000%, 08/01/22	2,869
1,500	Series D, GO, 5.000%, 08/01/27	1,775
1,685	Series D, GO, 5.000%, 08/01/28	1,981
8,580	San Francisco Unified School District, GO, 5.000%, 06/15/18	9,087
5,190	San Francisco Unified School District, Proposition A, Election of 2011, Series B, GO, 5.000%, 06/15/24	5,947
	San Mateo County Community College District,
700	GO, 5.000%, 09/01/25	827
1,095	GO, 5.000%, 09/01/26	1,292
	State of California, Various Purpose,
1,855	GO, 5.000%, 03/01/17	1,875
3,560	GO, 5.000%, 11/01/23	4,156
13,210	GO, 5.000%, 03/01/26	15,414
2,000	GO, 5.000%, 09/01/27	2,263
2,500	GO, 5.000%, 09/01/28	2,826
2,810	Series B, GO, 5.000%, 09/01/23	3,273
	Walnut Valley, Unified School District,
100	GO, 5.000%, 08/01/24	117
150	GO, 5.000%, 08/01/25	176
135	GO, 5.000%, 08/01/26	160
245	GO, 5.000%, 08/01/27	289
10,495	Whittier Union School District, GO, 5.000%, 08/01/23	12,270

		165,890

	Hospital — 2.2%
	California Health Facilities Financing Authority, Adventist Health System/West,
2,750	Series A, Rev., 4.000%, 03/01/29	2,858
2,000	Series A, Rev., 4.000%, 03/01/32	2,002
	California Health Facilities Financing Authority, Cedars-Sinal Medical Center,
1,850	Rev., 5.000%, 11/15/25	2,167
6,000	Rev., 5.000%, 11/15/26	6,972
	California Health Facilities Financing Authority, Providence Health & Services,
750	Series A, Rev., 5.000%, 10/01/21	856
1,500	Series A, Rev., 5.000%, 10/01/22	1,742
10,000	California Health Facilities Financing Authority, St. Joseph Health System, Series C, Rev., VAR, 5.000%, 10/18/22	11,407
	California Health Facilities Financing Authority, St. Joseph Health System Obligated Group,
5,000	Series C, Rev., VAR, 5.000%, 10/15/19	5,450
12,870	Series D, Rev., VAR, 5.000%, 10/15/20	14,308
350	California Statewide Communities Development Authority, Series B, Rev., 5.000%, 08/15/26	410

		48,172

	Other Revenue — 2.7%
	Alameda County Transport Authority, Sales Tax,
5,000	Rev., 3.000%, 03/01/17	5,027
3,095	Rev., 3.000%, 03/01/18	3,167
5,000	Rev., 4.000%, 03/01/19	5,294
5,000	Rev., 4.000%, 03/01/22	5,509
1,240	Rev., 5.000%, 03/01/20	1,373
3,000	Anaheim Housing & Public Improvements Authority, Electric Utility Distribution Systems Refunding & Improvements, Series A, Rev., 5.000%, 10/01/32	3,304

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
1,000	Anaheim Public Financing Authority, Anaheim Convention Center Expansion Project, Series A, Rev., 5.000%, 05/01/17	1,016
700	California Municipal Finance Authority, NorthBay Healthcare Group, Series A, Rev., 2.000%, 11/01/17	704
4,500	California State Public Works Board, Department of General Services, Series F, Rev., 5.000%, 05/01/21	5,045
	Contra Costa County Transportation Authority, Sales Tax,
3,420	Series A, Rev., 4.000%, 03/01/23	3,765
3,830	Series A, Rev., 4.000%, 03/01/25	4,228
2,420	Series A, Rev., 5.000%, 03/01/23	2,815
2,000	Series A, Rev., 5.000%, 03/01/24	2,357
1,250	Series A, Rev., 5.000%, 03/01/25	1,479
1,000	Series B, Rev., 4.000%, 03/01/18	1,036
1,600	Series B, Rev., 5.000%, 03/01/18	1,679
1,750	Series B, Rev., 5.000%, 03/01/19	1,891
500	Glendale Redevelopment Agency, Successor Agency, Rev., AGM, 4.000%, 12/01/16	500
1,000	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A, Rev., 5.000%, 06/01/21	1,116
	Riverside Community Properties Development, Inc., Riverside County Law Building Project,
640	Rev., 5.000%, 10/15/18	682
780	Rev., 5.000%, 10/15/19	850
	San Diego County Regional Transportation Commission, Sales Tax,
250	Series A, Rev., 5.000%, 04/01/21	284
100	Series A, Rev., 5.000%, 04/01/22	115
	San Francisco Bay Area Rapid Transit District, Sales Tax,
525	Series A, Rev., 5.000%, 07/01/24	623
905	Series A, Rev., 5.000%, 07/01/25	1,078
1,700	San Francisco State Building Authority & Oakland State Building Authority, Elihu M. Harris State Office Building, Series A, Rev., 5.000%, 12/01/22	1,943
1,225	Santa Clara County Financing Authority, Capital Projects, Series A, Rev., 5.000%, 02/01/19	1,319
1,000	Santa Clara Valley Transportation Authority, Sales Tax, Series A, Rev., 5.000%, 04/01/26	1,177
1,000	Sonoma County Transportation Authority, Sales Tax, Rev., 5.000%, 12/01/24	1,184

		60,560

	Prerefunded — 0.0% (g)
1,160	California State Public Works Board, California State University, Series E, Rev., 5.000%, 04/01/19 (p)	1,255

	Transportation — 2.2%
7,550	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series C, Rev., VAR, 1.875%, 04/01/19	7,589
10,000	City of Long Beach Harbor, Series C, Rev., 5.000%, 11/15/18	10,734
	City of Los Angeles Department of Airports,
1,590	Series A, Rev., AMT, 5.000%, 05/15/21	1,777
315	Series B, Rev., 4.000%, 05/15/23	346
365	Series B, Rev., 4.000%, 05/15/24	401
1,015	Series C, Rev., 4.000%, 05/15/18	1,055
1,000	Series C, Rev., 5.000%, 05/15/19	1,083
750	Series C, Rev., 5.000%, 05/15/22	858
700	Series C, Rev., 5.000%, 05/15/24	814
3,380	Series D, Rev., AMT, 5.000%, 05/15/22	3,828
2,700	Series D, Rev., AMT, 5.000%, 05/15/27	3,084
1,950	Series D, Rev., AMT, 5.000%, 05/15/28	2,209
2,550	Series D, Rev., AMT, 5.000%, 05/15/29	2,861
9,665	Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.000%, 07/01/19	10,533
1,000	Los Angeles County Metropolitan Transportation Authority, Union Station Gateway Project, Rev., 5.000%, 07/01/27	1,167
255	San Bernardino County Transportation Authority, Series A, Rev., 3.000%, 03/01/17	256

		48,595

	Utility — 0.8%
	City of Los Angeles Department of Water & Power, Power System,
5,000	Series A, Rev., 4.000%, 07/01/17	5,092
10,000	Series B, Rev., 5.000%, 12/01/18	10,712

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — continued
1,000	Southern California, Public Power Authority Canyon Power Project, Series A, Rev., 5.000%, 07/01/26	1,128
400	Walnut Energy Center Authority, Series A, Rev., 5.000%, 01/01/23	460

		17,392

	Water & Sewer — 2.8%
	Burlingame Financing Authority Water & Wastewater,
250	Rev., 4.000%, 04/01/20	269
200	Rev., 4.000%, 04/01/21	218
480	Rev., 5.000%, 04/01/24	564
545	Rev., 5.000%, 04/01/25	645
	California State Department of Water Resources, Central Valley Project Water System,
130	Series AI, Rev., 5.000%, 12/01/17 (p)	135
4,870	Series AI, Rev., 5.000%, 12/01/17	5,068
15,000	California State Department of Water Resources, Power Supply, Series L, Rev., 5.000%, 05/01/19	16,256
	City of Los Angeles Wastewater System Subordinate,
1,500	Series A, Rev., 5.000%, 06/01/18	1,586
1,250	Series A, Rev., 5.000%, 06/01/19	1,360
2,750	Series A, Rev., 5.000%, 06/01/22	3,165
	County of San Mateo, Silicon Valley Clean Water,
400	Rev., 4.000%, 02/01/19	422
300	Rev., 5.000%, 02/01/17	302
320	Rev., 5.000%, 02/01/18	335
400	Rev., 5.000%, 08/01/28	468
390	Rev., 5.000%, 08/01/29	452
	East Bay Municipal Utility District, Wastewater System,
3,000	Series A, Rev., 5.000%, 06/01/20	3,336
2,330	Series B, Rev., 5.000%, 06/01/19	2,535
	Metropolitan Water District of Southern California,
4,000	Series A, Rev., 5.000%, 07/01/18	4,242
8,000	Series A, Rev., 5.000%, 07/01/19	8,727
5,000	Series C, Rev., 5.000%, 07/01/18	5,302
6,105	Series C-1, Rev., VAR, 3.000%, 10/01/19	6,331

		61,718

	Total California	429,113

	Colorado — 1.0%
	Certificate of Participation/Lease — 0.3%
	City of Longmont,
100	Series A, COP, 5.000%, 12/01/21	113
100	Series A, COP, 5.000%, 12/01/22	114
100	Series A, COP, 5.000%, 12/01/24	114
340	City of Westminster, COP, 5.000%, 12/01/25	396
	County of Boulder, Flood Reconstruction Projects,
720	COP, 5.000%, 12/01/22	805
500	COP, 5.000%, 12/01/23	558
500	COP, 5.000%, 12/01/25	557
	County of Eagle,
500	COP, 3.000%, 12/01/18	514
200	COP, 5.000%, 12/01/22	229
	Regional Transportation District,
2,000	Series A, COP, 5.000%, 06/01/23	2,207
1,700	Series A, COP, 5.000%, 06/01/25	1,861

		7,468

	Education — 0.3%
	University of Colorado, University Enterprise,
3,150	Series A, Rev., 5.000%, 06/01/22	3,617
2,300	Series B-1, Rev., 5.000%, 06/01/23	2,672

		6,289

	General Obligation — 0.1%
	Counties of Gunnison, Watershed School District No. 1,
300	GO, 4.000%, 12/01/22	330
500	GO, 5.000%, 12/01/26	579
1,000	Routt County, Colorado School District Re-2 Steamboat Springs Refunding, Series A, GO, 4.000%, 12/01/18	1,052

		1,961

	Other Revenue — 0.2%
1,000	County of Boulder, Rev., 5.000%, 12/15/16	1,002
	Denver Convention Center Hotel Authority,
375	Rev., 4.000%, 12/01/19	394

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue –– continued
500	Rev., 4.000%, 12/01/20	527
500	Rev., 4.000%, 12/01/21	526
	Denver Urban Renewal Authority,
1,850	Series A-1, Rev., 5.000%, 12/01/16	1,850
840	Series B-1, Rev., 5.000%, 12/01/25	977

		5,276

	Water & Sewer — 0.1%
1,000	Board of Water Works of Pueblo, Water, Rev., 2.000%, 11/01/18	1,011

	Total Colorado	22,005

	Connecticut — 1.8%
	General Obligation — 0.8%
1,125	City of Shelton, GO, 4.000%, 08/01/17	1,148
	State of Connecticut,
6,500	Series B, GO, 5.000%, 05/15/21	7,237
8,000	Series C, GO, 5.000%, 06/15/20	8,809

		17,194

	Special Tax — 1.0%
	State of Connecticut, Transportation Infrastructure, Special Tax,
4,265	Series A, Rev., 5.000%, 12/01/17	4,434
10,000	Series A, Rev., 5.000%, 09/01/28	11,450
5,750	Series B, Rev., 5.000%, 12/01/17	5,978

		21,862

	Total Connecticut	39,056

	Delaware — 0.0% (g)
	General Obligation — 0.0% (g)
120	State of Delaware, GO, 5.000%, 07/01/19	131

	District of Columbia — 0.6%
	Hospital — 0.5%
	District of Columbia Children’s Hospital,
1,100	Rev., 5.000%, 07/15/20	1,221
500	Rev., 5.000%, 07/15/21	564
850	Rev., 5.000%, 07/15/22	977
2,725	Rev., 5.000%, 07/15/23	3,172
1,100	Rev., 5.000%, 07/15/25	1,299
1,000	Rev., 5.000%, 07/15/26	1,174
2,500	Rev., 5.000%, 07/15/29	2,869

		11,276

	Transportation — 0.1%
1,475	Metropolitan Washington Airports Authority, Airport System, Series C, Rev., 5.000%, 10/01/21	1,669

	Total District of Columbia	12,945

	Florida — 2.4%
	Certificate of Participation/Lease — 1.2%
5,600	Miami-Dade County School Board, Series A, COP, 5.000%, 05/01/26	6,386
	School Board of Duval County,
1,035	Series B, COP, 5.000%, 07/01/19	1,121
750	Series B, COP, 5.000%, 07/01/21	842
	Seminole County School Board,
295	Series A, COP, 4.000%, 07/01/18	307
200	Series A, COP, 5.000%, 07/01/19	217
210	Series A, COP, 5.000%, 07/01/20	232
	St. Johns County School Board, Master Lease Program,
7,645	COP, 5.000%, 07/01/17	7,822
3,000	COP, 5.000%, 07/01/18	3,172
1,500	COP, 5.000%, 07/01/19	1,624
2,000	COP, 5.000%, 07/01/20	2,207
1,750	COP, 5.000%, 07/01/21	1,960
750	St. Lucie County School Board, Master Lease Program, Series A, COP, 5.000%, 07/01/19	811

		26,701

	Education — 0.2%
1,660	Board of Governors of the University of Florida, Student Activity, Rev., 5.000%, 07/01/20	1,841
	Florida Higher Educational Facilities Authority,
1,250	Rev., 5.000%, 04/01/28	1,381
1,250	Rev., 5.000%, 04/01/29	1,367

		4,589

	General Obligation — 0.1%
450	City of Port St. Lucie, GO, 4.000%, 07/01/17	458
1,000	Reedy Creek Improvement District, Series B, GO, 4.000%, 06/01/19	1,059

		1,517

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — 0.1%
150	Miami Beach Health Facilities Authority, Mt Sinai Medical Centre, Rev., 4.000%, 11/15/17	154
1,000	Palm Beach County Health Facilities Authority, Hospital, BRRH Corp., Obligated Group, Rev., 3.000%, 12/01/16	1,000

		1,154

	Other Revenue — 0.3%
1,000	Lee County, Rev., 5.000%, 10/01/17	1,032
	Orlando, Citry of Florida, Capital Improvement Refunding,
1,000	Series B, Rev., 5.000%, 10/01/25	1,170
1,200	Series B, Rev., 5.000%, 10/01/26	1,409
	St. Johns County School Sales Tax,
1,000	Rev., 5.000%, 10/01/19	1,093
1,000	Rev., 5.000%, 10/01/25	1,172
	The School Board of Escambia County, Sales Tax,
685	Rev., 5.000%, 09/01/23	792
275	Rev., 5.000%, 09/01/24	320
120	Rev., 5.000%, 09/01/25	140

		7,128

	Prerefunded — 0.2%
230	Florida State Municipal Power Agency, Series A, Rev., 5.000%, 10/01/18 (p)	246
4,500	Hillsborough County Industrial Development Authority, Health Facilities Projects, University Community Hospital, Series A, Rev., 5.625%, 08/15/18 (p)	4,835

		5,081

	Transportation — 0.3%
1,350	Central Florida Expressway Authority, Senior Lien, Series B, Rev., 5.000%, 07/01/27	1,554
550	City of Jacksonville, Series B, Rev., 5.000%, 10/01/17	568
	Miami-Dade County Expressway Authority, Toll System,
1,550	Series A, Rev., 5.000%, 07/01/20	1,714
625	Series A, Rev., 5.000%, 07/01/22	712
815	Series A, Rev., 5.000%, 07/01/28	932
1,090	Series A, Rev., 5.000%, 07/01/29	1,238
850	Series B, Rev., 5.000%, 07/01/25	971

		7,689

	Total Florida	53,859

	Georgia — 2.5%
	General Obligation — 1.5%
1,065	Bryan County, School District, Sales Tax, GO, 4.000%, 08/01/17	1,087
1,000	City of Atlanta, Series A, GO, 4.000%, 12/01/19	1,071
1,400	County of Sumter, Sales Tax, GO, 4.000%, 12/01/18	1,472
	State of Georgia,
14,800	Series I, GO, 5.000%, 07/01/18	15,695
1,250	Series I, GO, 5.000%, 07/01/19	1,363
8,165	Series I, GO, 5.000%, 07/01/21	9,283
4,270	Series J-2, GO, 4.000%, 11/01/17	4,390

		34,361

	Hospital — 0.2%
5,550	Richmond County Hospital Authority, University Health Services, Inc. Project, Rev., 3.000%, 01/01/32	4,990

	Housing — 0.1%
	Georgia Housing & Finance Authority, Single Family,
750	Series A-4, Rev., 0.800%, 06/01/17	750
700	Series A-4, Rev., 0.900%, 12/01/17	699

		1,449

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
4,000	Monroe County Development Authority, Pollution Control, Gulf Power Company Plant, Scherer Project, Rev., VAR, 2.000%, 06/21/18	4,029

	Other Revenue — 0.4%
	Atlanta Development Authority, New Downtown Atlanta Stadium Project, Senior Lien,
1,000	Series A-1, Rev., 5.000%, 07/01/27	1,147
1,000	Series A-1, Rev., 5.000%, 07/01/28	1,139
750	Series A-1, Rev., 5.000%, 07/01/29	846
5,000	Fulton County Development Authority, Technology Athletic Association Project, Series A, Rev., 5.000%, 10/01/22	5,679

		8,811

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — 0.1%
1,685	Camden County Public Service Authority, St. Mary’s Project, Rev., 5.000%, 12/01/16	1,685

	Total Georgia	55,325

	Guam — 0.0% (g)
	Other Revenue — 0.0% (g)
750	Government of Guam, Limited Obligation Section 30, Series A, Rev., 5.000%, 12/01/18	796

	Hawaii — 1.2%
	General Obligation — 1.2%
	City & County of Honolulu,
1,500	Series A, GO, 5.000%, 10/01/18	1,601
3,700	Series B, GO, 5.000%, 10/01/18	3,951
	State of Hawaii,
10,160	Series DY, GO, 5.000%, 02/01/20	11,187
7,640	Series EF, GO, 5.000%, 11/01/21	8,699

	Total Hawaii	25,438

	Idaho — 0.0% (g)
	Education — 0.0% (g)
565	University of Idaho, Series A, Rev., 5.000%, 04/01/22	645

	Illinois — 3.8%
	Education — 0.3%
5,000	Illinois Educational Facilities Authority, University of Chicago, Series B-2, Rev., VAR, 1.550%, 02/13/20	4,962
	Illinois Finance Authority, Depaul University,
200	Rev., 5.000%, 10/01/23	229
340	Rev., 5.000%, 10/01/24	392
300	Rev., 5.000%, 10/01/25	346
500	Rev., 5.000%, 10/01/26	578
500	Rev., 5.000%, 10/01/27	574
250	Rev., 5.000%, 10/01/28	284

		7,365

	General Obligation — 2.0%
5,000	City of Chicago, Series C, GO, 5.000%, 01/01/22	4,985
25	City of Elgin, Series A, GO, 4.000%, 12/15/16	25
4,740	City of Peoria, Tazewell County, Community College District No. 514, Series A, GO, 5.000%, 12/01/19	5,196
	Cook County Township High School District No. 225,
5,945	Series A, GO, 5.000%, 12/01/23	6,909
5,305	Series A, GO, 5.000%, 12/01/24	6,203
	County of Dupage, Courthouse Project,
335	GO, 5.000%, 01/01/24	390
525	GO, 5.000%, 01/01/27	610
250	GO, 5.000%, 01/01/28	289
3,460	County of Winnebago, Series A, GO, 4.000%, 12/30/19	3,660
3,000	DuPage County Community Unit School District No. 200, Wheaton Warrenville, GO, 4.000%, 11/01/21	3,237
2,800	DuPage County Forest Preserve District, GO, 5.000%, 01/01/21	3,129
355	Forest Preserve District of Will County, Limited tax, Series A, GO, 5.000%, 12/15/24	409
	Kendall Kane & Will Counties Community Unit School District,
1,000	GO, 5.000%, 02/01/25	1,135
1,135	GO, 5.000%, 02/01/26	1,286
	McHenry County, Woodstock Community Unit School District No. 200,
1,000	GO, 2.000%, 01/15/17	1,001
300	GO, 5.000%, 01/15/21	334
2,500	State of Illinois, GO, 4.000%, 02/01/18	2,542
2,250	Village of Wilmette, GO, 4.125%, 12/01/16	2,250

		43,590

	Hospital — 0.6%
6,000	Illinois Finance Authority, Advocate Health Care, Series A-1, Rev., VAR, 5.000%, 01/15/20	6,566
2,000	Illinois Finance Authority, Northwest Community Hospital, Series A, Rev., 5.000%, 07/01/31	2,212
2,715	Illinois Finance Authority, Rush University Medical Center Obligated Group, Series A, Rev., 5.000%, 11/15/25	3,145
	Illinois Finance Authority, Silver Cross Hospital & Medical Centers,
150	Series C, Rev., 5.000%, 08/15/21	164
500	Series C, Rev., 5.000%, 08/15/22	554

		12,641

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — 0.4%
	City of Chicago, Chicago Midway Airport Second Lien Revenue Refunding,
1,460	Series A, Rev., AMT, 5.000%, 01/01/20	1,584
2,580	Series A, Rev., AMT, 5.000%, 01/01/21	2,841
500	Series B, Rev., 5.000%, 01/01/20	548
5,000	Illinois State Toll Highway Authority, Senior Priority, Series B, Rev., 5.000%, 12/01/17	5,190

		10,163

	Utility — 0.5%
4,000	Citiy of Springfield, Senior Lien Electric, Rev., 5.000%, 03/01/26	4,564
4,500	Illinois Municipal Electric Agency, Power Supply System, Series A, Rev., 5.000%, 02/01/19	4,812
2,200	Northern Illinois Municipal Power Agency, Prairie Project, Series A, Rev., 4.000%, 12/01/32	2,179

		11,555

	Total Illinois	85,314

	Indiana — 0.9%
	Education — 0.2%
	County of Elkhart, GCS School Building Corp. One, First Mortgage Refunding & Improvement,
300	Rev., 4.000%, 07/15/17	306
265	Rev., 5.000%, 07/15/18	280
1,170	Indiana Finance Authority, Educational Facilities, Indianapolis Museum of Art, Inc. Project, Series B, Rev., 5.000%, 02/01/19	1,248
	New Albany Floyd County School Building Corp.,
700	Rev., 5.000%, 07/15/21	787
835	Rev., 5.000%, 07/15/22	949

		3,570

	Other Revenue — 0.5%
1,000	Fort Wayne Redevelopment Authority Lease Rent, Harrison Square Project, Rev., 5.000%, 08/01/23	1,149
	Indiana State Finance Authority State Revolving Fund Program Refunding,
3,080	Series B, Rev., 5.000%, 02/01/18	3,219
5,500	Series B, Rev., 5.000%, 02/01/19	5,920
750	Indiana State Office Building Commission, Indiana State Museum Facility, Series C, Rev., NATL-RE, 5.250%, 07/01/19 (p)	822

		11,110

	Transportation — 0.1%
1,700	The Indianapolis Local Public Improvement Bond Bank, Airport Authority project, Series A, Rev., AMT, 5.000%, 01/01/19	1,812

	Utility — 0.1%
	Indiana Municipal Power Agency, Power Supply System,
1,085	Series A, Rev., 5.000%, 01/01/17	1,089
1,000	Series A, Rev., 5.000%, 01/01/18	1,039
1,250	Series A, Rev., 5.000%, 01/01/19	1,337

		3,465

	Water & Sewer — 0.0% (g)
620	Evansville Local Public Improvement Bond Bank, Sewage Works Project, Series A, Rev., 5.000%, 07/01/19	670

	Total Indiana	20,627

	Kansas — 0.5%
	General Obligation — 0.1%
200	Butler County, Unified School District No. 375, GO, 4.000%, 09/01/24	214
1,695	Johnson & Miami County, Unified School District No. 230, Series B, GO, 4.000%, 09/01/32	1,738

		1,952

	Other Revenue — 0.0% (g)
1,000	Wyandotte County-Kansas City Unified Government, Sales Tax, Redevelopment Project Area B, Sub Lien, Rev., 5.000%, 12/01/16	1,000

	Prerefunded — 0.1%
1,795	Kansas Development Finance Authority, Public Water Supply, Series DW-1, Rev., 3.250%, 04/01/17 (p)	1,810

	Transportation — 0.2%
3,400	Kansas State Department Transportation Highway, Series C, Rev., 5.000%, 09/01/17	3,504

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — 0.1%
2,200	City of Wichita, Water & Sewer Utility, Series A, Rev., 5.000%, 10/01/22	2,530

	Total Kansas	10,796

	Kentucky — 1.1%
	Education — 0.4%
6,980	University of Kentucky, Series D, Rev., 5.000%, 10/01/21	7,939

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
3,000	County of Carroll, Pollution Control, Kentucky Utilities Company Project, Series A, Rev., VAR, 1.050%, 09/01/19	2,931
7,000	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Co. Project, Series A, Rev., VAR, 1.650%, 04/03/17	7,009

		9,940

	Prerefunded — 0.1%
2,500	Louisville/Jefferson County Metro Government, Health Facilities, Jewish Hospital & St. Mary’s HealthCare, Inc. Project, Rev., 6.125%, 02/01/18 (p)	2,646

	Transportation — 0.2%
1,750	Kentucky Asset/Liability Commission, Project Notes, Federal Highway Trust Fund, Series A, Rev., 5.000%, 09/01/25	2,016
	Louisville Regional Airport Authority, Airport System,
1,500	Series A, Rev., AMT, 3.000%, 07/01/17	1,516
345	Series B, Rev., 4.000%, 07/01/18	359

		3,891

	Water & Sewer — 0.0% (g)
1,000	Kentucky Infrastructure Authority, Wastewater & Drinking Water Revolving Fund, Series A, Rev., 4.000%, 02/01/17	1,005

	Total Kentucky	25,421

	Louisiana — 0.6%
	General Obligation — 0.4%
1,445	City of New Orleans, GO, 3.000%, 12/01/32	1,267
	State of Louisiana,
360	Series A, GO, 5.000%, 08/01/19 (p)	393
7,000	Series B, GO, 5.000%, 11/15/18	7,493

		9,153

	Hospital — 0.0% (g)
	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project,
160	Rev., 3.000%, 05/15/17	162
300	Rev., 3.000%, 05/15/18	306

		468

	Other Revenue — 0.1%
2,250	Tobacco Settlement Financing Corp., Asset-Backed, Series A, Rev., 5.000%, 05/15/17	2,286

	Water & Sewer — 0.1%
1,100	City of New Orleans, Rev., 5.000%, 12/01/18	1,174

	Total Louisiana	13,081

	Maine — 0.5%
	General Obligation — 0.5%
750	City of Westbrook, GO, 5.000%, 10/15/24	880
	State of Maine,
4,740	Series B, GO, 4.000%, 06/01/17	4,814
6,000	Series B, GO, 5.000%, 06/01/18	6,346

	Total Maine	12,040

	Maryland — 2.6%
	Education — 0.4%
750	State of Maryland, Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Rev., 5.000%, 07/01/22	860
	University of Maryland, Auxiliary Facilities & Tuition System,
1,000	Series A, Rev., 5.000%, 04/01/17	1,014
5,540	Series A, Rev., 5.000%, 04/01/20	6,134

		8,008

	General Obligation — 1.9%
2,000	County of Montgomery, Public Improvement, Series A, GO, 5.000%, 08/01/19	2,187
	State of Maryland, State & Local Facilities Loan,
12,795	Series A, GO, 5.000%, 08/01/20	14,311
17,780	Series B, GO, 5.000%, 03/15/18	18,669
6,900	Series C, GO, 5.000%, 08/01/20	7,718

		42,885

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.2%
4,335	State of Maryland, State & Local Facilities Loan, Series C, GO, 5.000%, 03/01/19 (p)	4,680

	Transportation — 0.1%
2,070	Maryland State Transportation Authority, Rev., GRAN, 5.000%, 03/01/17	2,092

	Total Maryland	57,665

	Massachusetts — 2.4%
	Education — 0.2%
1,000	Massachusetts Development Finance Agency, Boston College, Series S, Rev., 5.000%, 07/01/17	1,024
3,295	Massachusetts School Building Authority, Series A, Rev., 5.000%, 11/15/24	3,885

		4,909

	General Obligation — 0.9%
	City of Boston,
6,820	Series A, GO, 5.000%, 03/01/22	7,861
7,360	Series A, GO, 5.000%, 03/01/23	8,623
4,310	Massachusetts State Consolidate Loan of 2014, Series 2, GO, 4.000%, 04/01/18	4,472

		20,956

	Hospital — 0.1%
450	Massachusetts Development Finance Agency, Umass Memorial Health Care Obligated Group, Series I, Rev., 5.000%, 07/01/18	474
500	Massachusetts State Development Finance Agency, Lahey Health System, Series F, Rev., 5.000%, 08/15/26	547

		1,021

	Other Revenue — 0.8%
3,250	Massachusetts Development Finance Agency, Caregroup, Series H-1, Rev., 5.000%, 07/01/19	3,522
13,385	Massachusetts Development Finance Agency, Harvard University, Series A, Rev., 4.000%, 07/15/29	14,599

		18,121

	Prerefunded — 0.4%
7,515	Massachusetts Health & Educational Facilities Authority, Institute of Technology, Series O, Rev., 6.000%, 07/01/18 (p)	8,080

	Transportation — 0.0% (g)
100	Commonwealth of Massachusetts, Rail Enhancement Program, Series A, Rev., 5.000%, 06/01/20	111
750	Massachusetts Port Authority, Series C, Rev., 5.000%, 07/01/23	873

		984

	Total Massachusetts	54,071

	Michigan — 1.0%
	General Obligation — 0.3%
1,000	Kalamazoo Public Schools, GO, 5.000%, 05/01/22	1,139
	Troy School District, School Building & Site,
1,425	GO, Q-SBLF, 3.000%, 05/01/17	1,437
875	GO, Q-SBLF, 4.000%, 05/01/18	908
650	GO, Q-SBLF, 5.000%, 05/01/19	702
500	GO, Q-SBLF, 5.000%, 05/01/20	552
550	GO, Q-SBLF, 5.000%, 05/01/21	615
500	GO, Q-SBLF, 5.000%, 05/01/22	568

		5,921

	Hospital — 0.1%
2,250	Michigan State Hospital Finance Authority, Ascension Health Credit Group, Series B-4, Rev., 5.000%, 11/15/27	2,600

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
2,600	Michigan Strategic Fund, The Detroit Edison Company Pollution Control Bonds Project, Series CC, Rev., VAR, 1.450%, 09/01/21	2,486

	Other Revenue — 0.2%
2,250	Michigan Finance Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/21	2,562
	Michigan Finance Authority, Local Government Loan Program,
1,290	Series B, Rev., 4.000%, 11/01/18	1,352
675	Series B, Rev., 4.000%, 11/01/19	718
455	Series B, Rev., 4.000%, 11/01/20	488

		5,120

	Prerefunded — 0.2%
5,055	Michigan Municipal Bond Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/17 (p)	5,227

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — 0.1%
350	City of Grand Rapids, Sanitary Sewer System Improvement, Rev., 5.000%, 01/01/22	398
	City of Wyoming, Water Supply System,
175	Rev., 5.000%, 06/01/24	201
610	Rev., 5.000%, 06/01/27	697

		1,296

	Total Michigan	22,650

	Minnesota — 1.5%
	Education — 0.1%
	Minnesota Higher Education Facilities Authority,
350	Series L, Rev., 4.000%, 04/01/20	374
400	Series L, Rev., 5.000%, 04/01/23	458
750	Series L, Rev., 5.000%, 04/01/26	868

		1,700

	General Obligation — 0.7%
11,885	State of Minnesota, Series A, GO, 5.000%, 08/01/18	12,635
3,500	State of Minnesota, Various Purpose, Series A, GO, 5.000%, 06/01/17	3,573

		16,208

	Hospital — 0.3%
5,000	City of Rochester, Health Care Facilities, Mayo Clinic, Series B, Rev., 5.000%, 11/15/29	5,952
1,300	City of St. Cloud Minnesota, Centracare Health System, Series A, Rev., 5.000%, 05/01/28	1,492

		7,444

	Transportation — 0.1%
	Minneapolis-St Paul Metropolitan Airports Commission, Subordinate Airport,
750	Series A, Rev., 5.000%, 01/01/18	780
220	Series A, Rev., 5.000%, 01/01/20	241
1,000	Series A, Rev., 5.000%, 01/01/22	1,131

		2,152

	Utility — 0.3%
	Western Minnesota Municipal Power Agency, Power Supply,
2,400	Series A, Rev., 3.000%, 01/01/18	2,448
1,500	Series A, Rev., 5.000%, 01/01/23	1,723
1,000	Series A, Rev., 5.000%, 01/01/24	1,163

		5,334

	Total Minnesota	32,838

	Mississippi — 0.8%
	Education — 0.1%
1,745	Mississippi State University Educational Building Corp., New Facilities & Refinancing Project, Series A, Rev., 4.000%, 08/01/18	1,825

	General Obligation — 0.5%
	State of Mississippi,
6,735	Series C, GO, 5.000%, 10/01/25	7,946
2,500	Series F, GO, 5.250%, 10/01/23	2,960

		10,906

	Other Revenue — 0.2%
5,030	Mississippi Development Bank, Mississippi Department of Corrections East Mississippi Correctional Facility Project, Series C, Rev., 5.000%, 08/01/26	5,777

	Total Mississippi	18,508

	Missouri — 1.6%
	Certificate of Participation/Lease — 0.2%
1,000	City of Chesterfield, COP, 5.000%, 12/01/21	1,135
750	Cole County Missouri Refunding, Jail Project, COP, 4.000%, 12/01/16	750
1,000	St. Charles County Public Water Supply District No. 2, Series B, COP, 5.000%, 12/01/23	1,138

		3,023

	Education — 0.2%
	Health & Educational Facilities Authority,
450	Rev., 4.000%, 10/01/18	473
625	Rev., 4.000%, 10/01/19	668
300	Rev., 4.000%, 10/01/20	325
300	Rev., 4.000%, 10/01/21	328
	Missouri State Health & Educational Facilities Authority, Health Facilities, BJC Health System,
1,000	Rev., 5.000%, 01/01/17	1,004
950	Rev., 5.000%, 01/01/18	990
855	Rev., 5.000%, 01/01/19	918
225	Rev., 5.000%, 01/01/21	253

		4,959

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — 0.0% (g)
350	County of Clay, North Kansas City School District 74, Refunding & Improvement, Missouri Direct Deposit Program, GO, 5.000%, 03/01/22	402
325	School District of the City of Ladue, GO, 4.000%, 03/01/21	352

		754

	Hospital — 0.1%
	Missouri State Health & Educational Facilities Authority, Health Facilities, The Children’s Mercy Hospital,
1,000	Rev., 4.000%, 05/15/33	994
750	Rev., 5.000%, 05/15/30	829
1,000	Rev., 5.000%, 05/15/31	1,101

		2,924

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
2,895	Kansas City Industrial Development Authority, Series A, Rev., AMBAC, 5.000%, 12/01/20	3,001
550	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Series B, Rev., 5.000%, 07/01/23	615
2,045	State of Missouri, Environmental Improvement & Energy Residual Authority, Water Pollution Control & Drinking Water, Series A, Rev., 5.000%, 01/01/24	2,324

		5,940

	Other Revenue — 0.3%
2,100	Bi-State Development Agency, Metropolitan District, Sales Tax Appropriation, Combined Lien, Series A, Rev., 5.000%, 10/01/17	2,168
350	City of Springfield, Series A, Rev., 4.000%, 09/01/18	365
2,000	County of Jackson, Harry S. Truman Sports Complex Project, Rev., 5.000%, 12/01/22	2,289
2,010	County of St. Louis, Regional Convention & Sports Complex Authority, Convention & Sports Facility, Series B, Rev., 5.000%, 08/15/19	2,181

		7,003

	Prerefunded — 0.1%
2,205	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Series B, Rev., 5.000%, 01/01/21 (p)	2,484

	Transportation — 0.4%
	Kansas City, Missouri Airport Refunding, General Improvement,
2,500	Series B, Rev., 5.000%, 09/01/17	2,572
1,250	Series B, Rev., 5.000%, 09/01/18	1,325
	Missouri Airport Refunding, Lambert St. Louis International Airport,
1,575	Rev., 5.000%, 07/01/21	1,752
1,000	Rev., 5.000%, 07/01/22	1,127
1,080	Rev., 5.000%, 07/01/23	1,228

		8,004

	Total Missouri	35,091

	Montana — 0.1%
	General Obligation — 0.1%
	State of Montana, Long-Range Building Program,
690	GO, 5.000%, 08/01/21	786
1,000	GO, 5.000%, 08/01/22	1,161
650	Yellowstone County, School District No. 2 Billings, School Building, GO, 5.000%, 06/15/20	723

	Total Montana	2,670

	Nebraska — 0.3%
	Hospital — 0.1%
2,350	Douglas County Hospital Authority No. 2, Nebraska Health Facilities & Medicine, Rev., 4.000%, 05/15/32	2,378

	Utility — 0.2%
2,000	Central Plains Energy Project, Gas Project No. 3, Rev., 5.000%, 09/01/17	2,047
1,750	Municipal Energy Agency of Nebraska, Series A, Rev., 5.000%, 04/01/17	1,773

		3,820

	Water & Sewer — 0.0% (g)
425	City of Omaha, Sanitary Sewerage System, Rev., 4.000%, 04/01/29	448

	Total Nebraska	6,646

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Nevada — 0.1%
	Other Revenue — 0.1%
1,250	County of Clark, Series A, Rev., 4.000%, 07/01/18	1,302

	New Hampshire — 0.5%
	Education — 0.3%
	New Hampshire Health & Educational Facilities Authority, Southern New Hampshire Medical Center,
620	Rev., 3.000%, 10/01/19	638
1,000	Rev., 3.000%, 10/01/20	1,027
2,715	Rev., 4.000%, 10/01/26	2,827
2,815	Rev., 4.000%, 10/01/27	2,904

		7,396

	General Obligation — 0.2%
2,880	State of New Hampshire, Series A, GO, 5.000%, 03/01/26	3,397

	Total New Hampshire	10,793

	New Jersey — 1.4%
	Education — 0.0% (g)
1,040	New Jersey Economic Development Authority, School Facilities Construction, Series A, Rev., 5.250%, 12/15/20	1,091

	General Obligation — 0.9%
	City of Bayonne, State of New Jersey Qualified General Improvement,
245	GO, 5.000%, 07/01/23	278
680	GO, 5.000%, 07/01/25	778
1,425	GO, 5.000%, 07/01/26	1,633
780	GO, 5.000%, 07/01/28	881
	County of Passaic,
3,030	GO, 5.000%, 02/01/19	3,255
1,685	GO, 5.000%, 02/01/20	1,853
90	GO, 5.000%, 02/01/21	101
	State of New Jersey,
525	GO, AGM, 4.000%, 02/15/20	558
10,075	Series Q, GO, 5.000%, 08/15/20	11,018
425	Township of South Brunswick, GO, 5.000%, 09/01/22	486

		20,841

	Other Revenue — 0.3%
2,225	New Jersey Environmental Infrastructure Trust, Series A, Rev., 5.000%, 09/01/18	2,372
4,000	Tobacco Settlement Financing Corp., Asset-Backed, Series 1A, Rev., 5.000%, 06/01/18	4,074

		6,446

	Prerefunded — 0.1%
1,680	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 6.000%, 12/15/18 (p)	1,842

	Transportation — 0.1%
1,500	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, Rev., NATL-RE, 5.500%, 12/15/16	1,503

	Total New Jersey	31,723

	New Mexico — 0.0% (g)
	Other Revenue — 0.0% (g)
800	New Mexico Finance Authority, Senior Lien Public Project, Series B, Rev., 5.000%, 06/01/21	902

	New York — 14.5%
	Education — 0.5%
	New York State Dormitory Authority, Columbia University,
585	Series B, Rev., 5.000%, 10/01/21	670
2,500	Series B, Rev., 5.000%, 10/01/23	2,956
	New York State Dormitory Authority, Fordham University,
400	Series A, Rev., 5.000%, 07/01/28	458
500	Series B, Rev., 5.000%, 10/01/24	597
5,000	New York State Dormitory Authority, New York University, Series A, Rev., 5.000%, 07/01/24	5,881
1,100	New York State Dormitory Authority, The New School, Series A, Rev., 5.000%, 07/01/24	1,265

		11,827

	General Obligation — 2.5%
2,410	Bedford Central School District, GO, 5.000%, 11/15/22	2,814
4,230	City of New York, Fiscal Year 2003, Series C, Subseries C-A, GO, 5.000%, 08/01/17	4,344
3,860	City of New York, Fiscal Year 2012, Subseries G-1, GO, 5.000%, 04/01/20	4,258
3,695	City of New York, Fiscal Year 2013, Series B, GO, 4.000%, 08/01/19	3,927

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
6,250	City of New York, Fiscal Year 2014, Series K, GO, 5.000%, 08/01/19	6,805
	Counties of Rockland & Orange, Ramapo Central School District,
1,800	GO, 4.000%, 10/15/17	1,849
2,030	GO, 4.000%, 10/15/19	2,171
285	County of Allegany, Public Improvement, GO, 4.000%, 09/15/19	304
6,750	County of Westchester, Series B, GO, 5.000%, 11/15/25	8,111
2,025	Hampton Bays Union Free School District, GO, 5.000%, 09/15/22	2,348
1,300	South Orangetown New York Central School District, GO, 5.000%, 12/01/23	1,547
	Town of Brookhaven,
3,000	GO, 4.000%, 03/15/25	3,319
5,250	GO, 4.000%, 03/15/27	5,726
5,465	GO, 4.000%, 03/15/28	5,931
	Town of East Hampton,
1,000	GO, 5.000%, 05/15/21	1,131
1,000	GO, 5.000%, 05/15/23	1,171

		55,756

	Hospital — 0.1%
	Build Resource Corp., The New York Methodist Hospital Project,
1,000	Rev., 5.000%, 07/01/18	1,055
550	Rev., 5.000%, 07/01/21	613
800	Nassau County Local Economic Assistance Corp., Catholic Health Services, Long Island Obligated Group Project, Series B, Rev., 5.000%, 07/01/23	914

		2,582

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
3,000	New York State Energy Research & Development Authority, Pollution Control, Electric & Gas Corp., Project, Series C, Rev., VAR, 2.000%, 05/01/20	2,948

	Other Revenue — 4.8%
	Battery Park City Authority,
3,450	Series A, Rev., 3.000%, 11/01/18	3,579
2,500	Series A, Rev., 4.000%, 11/01/19	2,690
	Brooklyn Arena Local Development Corp., Pilot Refunding, Barclays Center,
500	Series A, Rev., 5.000%, 07/15/20	546
1,125	Series A, Rev., 5.000%, 07/15/28	1,259
500	City of Troy Capital Resources Corp., Rensselaer Polytechnic Institute Project, Rev., 5.000%, 08/01/20	551
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003,
2,750	Series B, Rev., 5.000%, 02/01/20	3,030
2,120	Subseries A-1, Rev., 5.000%, 11/01/17	2,199
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014,
1,490	Series A, Subseries A-1, Rev., 5.000%, 11/01/17 (p)	1,545
3,700	Series A, Subseries A-1, Rev., 5.000%, 11/01/20	4,149
	New York City, The Trust for Cultural Resources Museum Modern Art,
6,510	Series 1-E, Rev., 4.000%, 02/01/23	7,194
3,500	Series 1-E, Rev., 4.000%, 04/01/28	3,745
3,000	Series 1-E, Rev., 4.000%, 04/01/29	3,185
1,750	Series 1-E, Rev., 4.000%, 04/01/30	1,840
1,750	Series 1-E, Rev., 4.000%, 04/01/31	1,831
5,000	New York Convention Center Development Corp. Hotel Unit Fee Secured, Rev., 5.000%, 11/15/26	5,827
1,210	New York Local Government Assistance Corp., Senior Lien, Series A, Rev., 5.000%, 04/01/17	1,227
	New York Local Government Assistance Corp., Subordinated Lien,
2,845	Series A-5/6, Rev., 5.000%, 04/01/18	2,992
1,500	Series A-5/6, Rev., 5.500%, 04/01/19	1,640
	New York State Dormitory Authority, State Sales Tax,
2,000	Series A, Rev., 5.000%, 03/15/17	2,024
3,000	Series A, Rev., 5.000%, 03/15/18	3,150
2,000	Series A, Rev., 5.000%, 03/15/21	2,255
10,180	New York State Environmental Facilities Corp., Green Bonds, Series D, Rev., 5.000%, 09/15/21	11,632

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue –– continued
	Sales Tax Asset Receivable Corp., Fiscal Year 2015,
8,525	Series A, Rev., 5.000%, 10/15/19	9,375
15,405	Series A, Rev., 5.000%, 10/15/20	17,320
4,800	Series A, Rev., 5.000%, 10/15/22	5,596
4,500	Series A, Rev., 5.000%, 10/15/25	5,329

		105,710

	Prerefunded — 0.8%
4,305	Brooklyn Arena Local Development Corp., Pilot Refunding, Barclays Center, Rev., 6.375%, 01/15/20 (p)	4,923
12,055	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., 6.950%, 07/15/17 (p)	12,633

		17,556

	Special Tax — 0.9%
1,110	New York State Dormitory Authority, Personal Income Tax, Series G, Rev., 5.000%, 08/15/21	1,259
1,000	New York State Urban Development Corp., Economic Development & Housing, Series A-1, Rev., 5.000%, 12/15/16	1,002
17,140	New York State Urban Development Corp., General Purpose, Series C, Rev., 5.000%, 03/15/18	17,986

		20,247

	Transportation — 3.9%
	Buffalo & Fort Erie Public Bridge Authority, Toll Bridge System,
465	Rev., 5.000%, 01/01/20	509
815	Rev., 5.000%, 01/01/21	907
	Metropolitan Transportation Authority,
11,000	Series C, Rev., VAR, 4.000%, 11/15/20	11,839
2,770	Series D, Rev., 5.000%, 11/15/18	2,963
1,435	Subseries A-1, Rev., 5.000%, 11/15/20	1,597
2,000	Subseries C-1, Rev., 5.000%, 11/15/19	2,188
3,000	Subseries C-1, Rev., 5.000%, 11/15/24	3,455
14,600	MTA Hudson Rail Yards Trust Obligations, Series A, Rev., 5.000%, 11/15/46	15,503
	New York State Thruway Authority,
32,125	Series A, Rev., 5.000%, 05/01/19	34,635
4,200	Series J, Rev., 5.000%, 01/01/18	4,370
2,500	Port Authority of New York & New Jersey, Consolidated 185, Rev., AMT, 5.000%, 09/01/17	2,570
5,000	Triborough Bridge & Tunnel Authority, Series B, Rev., 5.000%, 11/15/17	5,192

		85,728

	Water & Sewer — 0.9%
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution,
4,000	Series CC-2, Rev., 5.000%, 06/15/18	4,007
5,000	Series EE, Rev., 5.000%, 06/15/19	5,444
9,385	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution, Series A, Rev., 5.000%, 06/15/17	9,599

		19,050

	Total New York	321,404

	North Carolina — 0.7%
	General Obligation — 0.6%
2,230	City of Durham, Series C, GO, 5.000%, 07/01/18	2,365
9,670	State of North Carolina, Series D, GO, 4.000%, 06/01/20	10,445

		12,810

	Prerefunded — 0.1%
1,510	County of Union, North Carolina, Series D, GO, NATL-RE, 5.000%, 03/01/17 (p)	1,526

	Total North Carolina	14,336

	Ohio — 0.7%
	Education — 0.2%
535	Ohio Higher Educational Facility Commission, Case Western Reserve University Project, Series A, Rev., 4.000%, 12/01/19	571
	Ohio State Higher Educational Facility Commission, Oberlin College,
600	Rev., 4.000%, 10/01/18	628
675	Rev., 4.000%, 10/01/19	719
1,000	Rev., 5.000%, 10/01/20	1,114

		3,032

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — 0.1%
1,200	City of Columbus, Series A, GO, 2.000%, 07/01/17	1,208
	City of Dublin, Various Purpose,
500	GO, 4.000%, 12/01/27	553
300	GO, 4.000%, 12/01/28	329

		2,090

	Hospital — 0.2%
	County Of Lake, Hospital Facilities, Lake Hospital System, Inc.,
1,445	Rev., 5.000%, 08/15/23	1,639
1,655	Rev., 5.000%, 08/15/24	1,888
1,500	State of Ohio, Capital Facilities Lease-Appropriation, Mental Health Facilities Improvement, Funds Project, Series A, Rev., 4.000%, 02/01/17	1,508

		5,035

	Other Revenue — 0.1%
1,165	County of Cuyahoga, Rev., 5.000%, 12/01/22	1,351
200	RiverSouth Authority, Riversouth Area Redevelopment Refunding, Series A, Rev., 5.000%, 06/01/22	227
1,000	State of Ohio, Capital Facilities Lease-Appropriation, Series A, Rev., 5.000%, 10/01/18	1,068

		2,646

	Water & Sewer — 0.1%
	Hamilton County, Sewer System, Metropolitan Sewer District of Greater Cincinnati,
500	Series A, Rev., 5.000%, 12/01/18	537
640	Series A, Rev., 5.000%, 12/01/19	704
1,375	Series A, Rev., 5.000%, 12/01/21	1,567

		2,808

	Total Ohio	15,611

	Oklahoma — 0.9%
	Education — 0.6%
	Blaine County Educational Facilities Authority, Educational Facilities, Watonga Public Schools Project,
555	Rev., 5.000%, 12/01/18	591
850	Rev., 5.000%, 12/01/19	924
1,000	Cleveland County Educational Facilities Authority, Educational Facilities Lease, Moore Public Schools Project, Rev., 5.000%, 06/01/17	1,020
6,195	Cleveland County Educational Facilities Authority, Educational Facilities Lease, Norman Public Schools Project, Rev., 5.000%, 07/01/19	6,703
450	Oklahoma County Finance Authority, Educational Facilities, Lease Western Harrah Public Schools Project, Rev., 2.000%, 09/01/18	453
	Oklahoma County Finance Authority, Educational Facilities, Lease Western Heights Public School Project,
250	Rev., 4.000%, 09/01/18	261
325	Rev., 5.000%, 09/01/19	352
2,000	Tulsa County Industrial Authority Educational Facilities Lease, Jenks Public Schools Project, Rev., 5.000%, 09/01/21	2,240

		12,544

	Other Revenue — 0.3%
	Cleveland County Justice Authority, Sales Tax, Detention Facility Project,
1,205	Rev., 3.000%, 03/01/17	1,211
1,000	Rev., 3.000%, 03/01/18	1,019
500	Rev., 4.000%, 03/01/20	522
700	Oklahoma Capitol Improvement Authority, Agency Facilities, Series C, Rev., 5.000%, 07/01/19	759
3,225	Oklahoma Capitol Improvement Authority, State Facilities, Series A, Rev., 5.000%, 01/01/24	3,743

		7,254

	Total Oklahoma	19,798

	Oregon — 1.0%
	General Obligation — 0.6%
2,050	Mount Community College District, Hood River & Multnomah Counties, GO, 5.000%, 06/01/28	2,385
2,000	State of Oregon, Article XI-Q State Projects, Series H, GO, 5.000%, 05/01/21	2,261
7,005	State of Oregon, Tax-Exempt Refunding, Series L, GO, 5.000%, 11/01/19	7,702

		12,348

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — 0.0% (g)
500	Deschutes County Facilities Authority, Oregon Hospital, St. Charles Health System, Inc., Series A, Rev., 4.000%, 01/01/33	497

	Prerefunded — 0.3%
6,210	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 5.250%, 04/01/19 (p)	6,749

	Transportation — 0.1%
	Port of Portland, International Airport,
1,000	Series 23, Rev., 5.000%, 07/01/23	1,160
1,595	Series 23, Rev., 5.000%, 07/01/24	1,863

		3,023

	Utility — 0.0% (g)
325	City of Eugene, Electric Utility System, Series A, Rev., 4.000%, 08/01/31	339

	Water & Sewer — 0.0% (g)
40	City of Portland, Sewer System, First Lien, Series A, Rev., 5.000%, 10/01/23	47

	Total Oregon	23,003

	Pennsylvania — 3.8%
	Education — 0.7%
5,055	Pennsylvania State Higher Educational Facilities Authority, Trustees of the University, Series B, Rev., 5.000%, 10/01/22	5,843
	State Public School Building Authority, Community College of Philadelphia Project,
2,760	Rev., 5.000%, 06/15/21	3,039
2,625	Rev., 5.000%, 06/15/24	2,945
2,860	State Public School Building Authority, Montgomery County Community College, Rev., 5.000%, 05/01/19	3,074
1,525	State Public School Building Authority, The School District of Philadelphia Project, Series A, Rev., 5.000%, 06/01/17	1,552

		16,453

	General Obligation — 0.3%
2,200	Commonwealth of Pennsylvania, First Series, GO, 5.000%, 07/01/18	2,325
310	County of Bucks, GO, 5.000%, 05/01/26	370
350	Schuylkill Valley School District, GO, 5.000%, 04/01/22	399
1,045	Souderton Area School District, Series A, GO, 4.000%, 11/15/18	1,095
	Unionville Chadds Ford School District,
1,430	GO, 4.000%, 06/01/27	1,543
1,500	GO, 4.000%, 06/01/28	1,607

		7,339

	Hospital — 0.2%
1,225	Lancaster County Hospital Authority, Health System, General Hospital Project, Series B, Rev., 4.000%, 07/01/17 (p)	1,247
1,400	Southcentral General Authority, Hanover Hospital, Inc., Rev., 5.000%, 12/01/26	1,541
380	Southcentral General Authority, Wellspan Health Obligation Group, Series A, Rev., 5.000%, 06/01/24	440

		3,228

	Other Revenue — 0.9%
14,950	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series B, Rev., 5.000%, 07/01/21	15,553
5,000	Philadelphia City Municipal Authority, Series A, Rev., 5.000%, 11/15/17	5,177

		20,730

	Prerefunded — 0.3%
5,675	Commonwealth of Pennsylvania, Second Series, GO, 5.000%, 03/01/17 (p)	5,735

	Transportation — 0.2%
	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior,
1,000	Series A, Rev., 5.000%, 12/01/22	1,150
2,000	Series A, Rev., 5.000%, 12/01/23	2,319

		3,469

	Water & Sewer — 1.2%
	Allegheny County Sanitary Authority, Sewer,
3,500	Rev., 5.000%, 12/01/21	3,947
3,000	Rev., 5.000%, 12/01/22	3,425
4,000	Rev., 5.000%, 12/01/23	4,605
	City of Philadelphia, Water & Wastewater,
8,530	Series A, Rev., 5.000%, 01/01/20	9,338
1,510	Series A, Rev., 5.000%, 07/01/22	1,720
2,595	Series A, Rev., 5.000%, 07/01/24	2,979

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer –– continued
750	Pittsburgh Water & Sewer Authority, First Lien, Series B, Rev., AGM, 4.000%, 09/01/17	766

		26,780

	Total Pennsylvania	83,734

	Rhode Island — 0.2%
	General Obligation — 0.2%
	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan,
1,000	Series A, GO, 5.000%, 10/15/18	1,067
1,475	Series A, GO, 5.000%, 10/15/19 (p)	1,622
1,000	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan of 2014, Series A, GO, 5.000%, 11/01/19	1,094

		3,783

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
590	Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund, Green Bonds, Series A, Rev., 5.000%, 10/01/26	697

	Total Rhode Island	4,480

	South Carolina — 0.4%
	Education — 0.2%
3,840	SCAGO Educational Facilities Corp., School District of Pickens County Project, Rev., 5.000%, 12/01/20	4,282

	General Obligation — 0.1%
	State of South Carolina,
1,310	Series B, GO, 5.000%, 04/01/18	1,378
1,110	Series D, GO, 5.000%, 04/01/18	1,167

		2,545

	Other Revenue — 0.1%
	County of Charleston,
645	Rev., 5.000%, 12/01/18	692
1,000	Rev., 5.000%, 12/01/19	1,098

		1,790

	Water & Sewer — 0.0% (g)
500	City of Florence, Combined Waterworks & Sewerage System, Rev., 4.000%, 09/01/24	547

	Total South Carolina	9,164

	South Dakota — 0.1%
	Education — 0.1%
	South Dakota Health & Educational Facilities Authority,
625	Series B, Rev., 4.000%, 11/01/20	673
500	Series B, Rev., 4.000%, 11/01/21	540
375	Series B, Rev., 5.000%, 11/01/22	430

		1,643

	Other Revenue — 0.0% (g)
	South Dakota State Building Authority,
500	Series B, Rev., 5.000%, 06/01/19	542
485	Series B, Rev., 5.000%, 06/01/21	545

		1,087

	Total South Dakota	2,730

	Tennessee — 0.2%
	General Obligation — 0.2%
2,330	County of Maury, GO, 4.000%, 04/01/17	2,354
1,000	Williamson County District School, Series A, GO, 5.000%, 04/01/18	1,052

		3,406

	Other Revenue — 0.0% (g)
5	Metropolitan Government of Nashville & Davidson, County Sports Authority, Public Improvement, Rev., 5.000%, 07/01/20	5

	Utility — 0.0% (g)
800	City of Chattanooga, Electric System, Series A, Rev., 5.000%, 09/01/22	924

	Water & Sewer — 0.0% (g)
835	Clarksville Tennessee Water Sewer & Gas Refunding-Sub Lien, Rev., 4.000%, 02/01/17	839

	Total Tennessee	5,174

	Texas — 5.2%
	Education — 0.2%
790	Austin Community College District, Combined Fee, Series A, Rev., 5.000%, 02/01/21	878
2,300	Newark Higher Education Finance Corp., Abilene Christian University Project, Series A, Rev., 4.000%, 04/01/33	2,297
790	Stephen F. Austin State University, Board of Regents, Revenue Financing System, Rev., 4.000%, 10/15/18	827

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education –– continued
		4,002

	General Obligation — 2.2%
400	Allen Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/15/26	475
840	Argyle Independent School District, School Building, GO, PSF-GTD, 3.000%, 08/15/19	871
	City of Abilene, Taylor & Jones Counties,
500	GO, 4.000%, 02/15/27	533
475	GO, 5.000%, 02/15/21	532
	City of Colony,
620	GO, 5.000%, 08/15/19	675
610	GO, 5.000%, 08/15/20	678
1,045	City of Denton, GO, 5.000%, 02/15/23	1,204
	City of El Paso, Refunding & Improvement,
530	GO, 5.000%, 08/15/21	599
4,035	GO, 5.000%, 08/15/25	4,703
	City of Fort Worth, Certificates of Obligation,
445	Series A, GO, 3.000%, 03/01/17	447
500	Series A, GO, 4.000%, 03/01/18	517
785	Series A, GO, 4.000%, 03/01/19	828
	City of Fort Worth, Refunding & Improvement, General Purpose,
870	GO, 3.000%, 03/01/17	875
1,000	GO, 4.000%, 03/01/18	1,034
1,060	GO, 4.000%, 03/01/19	1,118
1,640	City of Grand Prairie, GO, 5.000%, 02/15/25	1,915
185	City of Mesquite, County of Dallas, GO, 4.000%, 02/15/18	191
355	City of Mesquite, County of Dallas, Certificates of Obligation, GO, 3.000%, 02/15/18	362
2,000	City of San Antonio, General Improvement, GO, 5.000%, 02/01/23	2,301
	City of Waxahachie,
1,675	Series A, GO, 4.000%, 08/01/27	1,792
775	Series A, GO, 4.000%, 08/01/29	814
1,715	Series B, GO, 4.000%, 08/01/27	1,835
1,100	Series B, GO, 4.000%, 08/01/29	1,156
1,350	City of Wylie, GO, 5.000%, 02/15/27	1,566
5,150	County of Travis, Austin Independent School District, Unlimited Tax Refunding, GO, NATL-RE, 5.000%, 08/01/17	5,292
	Judson Independent School District,
420	GO, PSF-GTD, 4.000%, 02/01/18	433
595	Series A, GO, 5.000%, 02/01/19	639
750	Mabank Independent School District, School Building, GO, PSF-GTD, 5.000%, 08/15/25	884
	Northside Independent School District,
5,215	Series A, GO, PSF-GTD, 4.000%, 08/15/24	5,744
710	Series A, GO, PSF-GTD, 4.000%, 08/15/29	752
1,880	Northside Independent School District, School Building, GO, PSF-GTD, 5.000%, 08/15/25	2,215
	Santa Fe Independent School District,
1,000	GO, PSF-GTD, 4.000%, 02/15/29	1,058
850	GO, PSF-GTD, 4.000%, 02/15/30	891
1,000	GO, PSF-GTD, 4.000%, 02/15/31	1,041
3,000	State of Texas, Transportation Commission Mobility, GO, 5.000%, 10/01/19	3,290

		49,260

	Other Revenue — 0.8%
10,755	Harris County, Houston Sports Authority Senior Lien, Series A, Rev., AGM, 5.000%, 11/15/26	12,227
4,700	Lower Colorado River Authority, Series B, Rev., 5.000%, 05/15/23	5,375
505	Midtown Redevelopment Authority, Tax Allocation, Rev., 4.000%, 01/01/17	506

		18,108

	Prerefunded — 0.6%
5,605	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series B, Rev., 7.250%, 12/01/18 (p)	6,271
60	Lower Colorado River Authority, Series B, Rev., 5.000%, 05/15/22 (p)	69
7,000	North East Independent School District, School Building, Series A, GO, PSF-GTD, 5.000%, 08/01/17 (p)	7,191

		13,531

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — 0.5%
500	Love Field Airport Modernization Corp., Rev., AMT, 5.000%, 11/01/18	531
10,125	Texas Transportation Commission Central, Turnpike System, Second Tier, Series A, Rev., VAR, 5.000%, 04/01/20	11,114

		11,645

	Utility — 0.4%
	City of Cedar Park, Utility System,
820	Rev., 5.000%, 08/15/21	926
560	Rev., 5.000%, 08/15/22	641
5,000	City of Houston, Utility System Revenue Refunding, Series C, Rev., 5.000%, 05/15/20	5,541
	City of Victoria, Utility System,
160	Rev., 2.000%, 12/01/18	162
150	Rev., 2.500%, 12/01/19	153

		7,423

	Water & Sewer — 0.5%
3,520	City of Dallas, Waterworks & Sewer System, Series A, Rev., 5.000%, 10/01/19	3,857
	City of Galveston, Waterworks & Sewer System,
180	Rev., 4.000%, 05/01/18	187
205	Rev., 5.000%, 05/01/19	221
245	Rev., 5.000%, 05/01/20	270
265	Rev., 5.000%, 05/01/21	296
380	Rev., 5.000%, 05/01/24	439
850	Rev., 5.000%, 05/01/26	961
1,000	City of San Antonio, Water System, Junior Lien, Series E, Rev., 5.000%, 05/15/19	1,082
1,035	North Harris County, Regional Water Authority, Senior Lien, Rev., 5.000%, 12/15/19	1,135
	Trinity River Authority Central Regional Wastewater System,
1,500	Rev., 5.000%, 08/01/18	1,593
1,250	Rev., 5.000%, 08/01/19	1,361

		11,402

	Total Texas	115,371

	Utah — 0.9%
	General Obligation — 0.5%
	State of Utah,
4,925	GO, 5.000%, 07/01/21	5,602
4,855	Series C, GO, 5.000%, 07/01/18	5,149

		10,751

	Other Revenue — 0.4%
10,000	Utah Transit Authority Subordinated Sales Tax, Rev., 3.000%, 12/15/27	9,513

	Total Utah	20,264

	Vermont — 0.2%
	Education — 0.1%
	University of Vermont & State Agricultural College,
750	Rev., 5.000%, 10/01/21	849
855	Rev., 5.000%, 10/01/22	983

		1,832

	General Obligation — 0.1%
1,025	City of Burlington, Vermont, Series A, GO, 3.000%, 11/01/18	1,054

	Other Revenue — 0.0% (g)
	Vermont Municipal Bond Bank,
545	Series 2, Rev., 5.000%, 12/01/17	567
400	Series 3, Rev., 5.000%, 12/01/21	456

		1,023

	Total Vermont	3,909

	Virginia — 1.9%
	Education — 0.1%
2,900	Virginia Public School Authority, Special Obligation, Rev., 5.000%, 07/15/19	3,166

	General Obligation — 0.5%
3,940	City of Alexandria, Series A, GO, 4.250%, 06/15/18	4,127
5,390	County of Arlington, Series B, GO, 5.000%, 08/15/22	6,263

		10,390

	Other Revenue — 0.3%
2,150	Fairfax County Economic Development Authority, County Facilities Projects, Series A, Rev., 4.000%, 10/01/18	2,258
1,300	Virginia Resources Authority, Infrastructure & State Moral Obligation, Series B, Rev., 5.000%, 11/01/18	1,393
2,250	Virginia Resources Authority, Infrastructure Pooled Financing Program, Series C, Rev., 5.000%, 11/01/20	2,530

		6,181

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.3%
1,450	City of Norfolk, Capital Improvement, Series C, GO, 5.000%, 04/01/17 (p)	1,470
4,725	Virginia Resources Authority, Clean Water State Revolving Fund, Rev., 4.750%, 10/01/17 (p)	4,877

		6,347

	Water & Sewer — 0.7%
	City of Norfolk, Water Revenue,
4,435	Rev., 5.000%, 11/01/17	4,599
1,340	Rev., 5.000%, 11/01/18	1,435
3,190	County of Fairfax, Sewer Revenue, Rev., 5.000%, 07/15/19	3,484
5,615	Fairfax County Water Authority, Series B, Rev., 5.250%, 04/01/24	6,768

		16,286

	Total Virginia	42,370

	Washington — 1.4%
	Certificate of Participation/Lease — 0.3%
	State of Washington, State & Local Agency Real & Personal Property,
2,555	Series D, COP, 5.000%, 07/01/18	2,701
3,125	Series D, COP, 5.000%, 07/01/19	3,389

		6,090

	Education — 0.0% (g)
125	University of Washington, Rev., 1.750%, 04/01/19	126

	General Obligation — 0.7%
2,000	County of King, Shoreline School District No. 412, GO, 4.000%, 12/01/16	2,000
	King County Public Hospital District No. 2, Evergreenhealth,
1,370	GO, 5.000%, 12/01/18	1,471
870	GO, 5.000%, 12/01/19	957
1,400	Snohomish County School District No. 002, Everett Refunding, GO, 4.000%, 12/01/17	1,442
7,300	State of Washington, Various Purpose, Series R-2011B, GO, 5.000%, 07/01/17	7,477
1,660	Thurston County, Tumwater School District No. 33, GO, 4.000%, 12/01/29	1,741

		15,088

	Other Revenue — 0.2%
3,205	Central Puget Sound Regional Transit Authority, Sales Tax, Green Bonds, Series S-1, Rev., 5.000%, 11/01/29	3,689

	Transportation — 0.2%
4,000	Port of Seattle, Intermediate Lien, Series B, Rev., 5.000%, 03/01/19	4,296

	Utility — 0.0% (g)
500	County of Snohomish, Public Utility District No. 1, Electric System, Rev., 5.000%, 12/01/25	590

	Total Washington	29,879

	West Virginia — 0.2%
	General Obligation — 0.0% (g)
30	Preston County, Board of Education, Public School, GO, 3.000%, 05/01/17	30

	Hospital — 0.2%
	Monongalia County Building Commission, Health System,
1,545	Rev., 5.000%, 07/01/18	1,629
1,565	Rev., 5.000%, 07/01/22	1,770

		3,399

	Total West Virginia	3,429

	Wisconsin — 1.1%
	Certificate of Participation/Lease — 0.1%
	State of Wisconsin, Master Lease,
800	Series A, COP, 5.000%, 09/01/17	823
1,125	Series A, COP, 5.000%, 09/01/18	1,193

		2,016

	Education — 0.4%
5,815	Wisconsin Health & Educational Facilities Authority, Ascension Health Alliance Senior Credit Group, Series B-2, Rev., VAR, 4.000%, 05/30/19	6,153
1,250	Wisconsin Health & Educational Facilities Authority, Thedacare, Inc., Rev., 5.000%, 12/15/20	1,395

		7,548

	General Obligation — 0.1%
	Pierce County, Ellsworth Community School District,
335	GO, 4.000%, 04/01/27	353
280	GO, 4.000%, 04/01/28	292

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
1,990	State of Wisconsin, Series A, GO, 5.000%, 05/01/18	2,096

		2,741

	Prerefunded — 0.4%
8,440	State of Wisconsin, Series A, GO, 5.000%, 05/01/21 (p)	9,577

	Transportation — 0.1%
	County of Milwaukee, Airport,
1,400	Series A, Rev., AMT, 5.000%, 12/01/18	1,488
1,000	Series A, Rev., AMT, 5.000%, 12/01/28	1,111

		2,599

	Total Wisconsin	24,481

	Total Municipal Bonds (Cost $1,897,813)	1,876,028

Weekly Demand Notes — 7.4%
	California — 1.4%
	Other Revenue — 1.0%
	California Infrastructure & Economic Development Bank, The J. Paul Getty Trust,
10,800	Series A-1, Rev., VAR, 0.840%, 12/01/16	10,800
5,000	Series A-3, Rev., VAR, 0.840%, 12/01/16	4,999
5,000	Series A-4, Rev., VAR, 0.840%, 12/01/16	4,999
1,500	California Statewide Communities Development Authority, Kaiser Permanente, Series B, Rev., VAR, 1.510%, 12/01/16	1,502

		22,300

	Transportation — 0.4%
9,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series G, Rev., VAR, 1.160%, 12/01/16	8,964

	Total California	31,264

	Connecticut — 0.1%
	General Obligation — 0.1%
1,500	State of Connecticut, SIFMA Index, Series B, GO, VAR, 1.050%, 12/01/16	1,500

	Delaware — 0.0% (g)
	Utility — 0.0% (g)
1,000	Delaware Economic Development Authority, Series A, Rev., VRDO, 0.600%, 12/01/16	1,000

	Georgia — 0.4%
	Other Revenue — 0.2%
5,000	Metropolitan Atlanta Rapid Transit Authority, Sales Tax, Rev., VAR, 0.840%, 12/01/16	4,992

	Water & Sewer — 0.2%
3,000	City of Atlanta, Water & Wastewater, Revenue Refunding, Series A-1, Rev., VAR, 1.918%, 12/01/16	3,030

	Total Georgia	8,022

	Massachusetts — 0.5%
	General Obligation — 0.5%
10,000	Commonwealth of Massachusetts, Subseries D-2, GO, VAR, 0.860%, 12/01/16	9,975

	Michigan — 0.2%
	Education — 0.2%
5,000	Regents of the University of Michigan, Series E, Rev., VAR, 0.990%, 12/01/16	4,979

	New York — 0.6%
	General Obligation — 0.5%
10,000	City of New York, Subseries J-9, GO, VAR, 0.960%, 12/01/16	9,996

	Transportation — 0.1%
2,500	Metropolitan Transportation Authority, Series D-2, Rev., VAR, 0.920%, 12/01/16	2,498

	Total New York	12,494

	Ohio — 0.5%
	Hospital — 0.5%
10,800	County of Allen, Mercy Health, Series B, Rev., VAR, 1.310%, 12/01/16	10,713

	Oklahoma — 0.1%
	Utility — 0.1%
1,800	Oklahoma Municipal Power Authority, SIFMA Index, Series A, Rev., VAR, 1.360%, 12/01/16 (w)	1,798

	Oregon — 0.2%
	Hospital — 0.2%
5,000	Oregon State Facilities Authority, Providence Health & Services, Series C, Rev., VAR, 1.440%, 12/01/16	5,000

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Pennsylvania — 0.4%
	Transportation — 0.4%
	Pennsylvania Turnpike Commission,
5,000	Series A, Rev., VAR, 1.240%, 12/01/16	4,994
1,525	Series A-2, Rev., VAR, 1.060%, 12/01/16	1,522
2,500	Subseries A-2, Rev., VAR, 1.360%, 12/01/16	2,500

	Total Pennsylvania	9,016

	Texas — 2.4%
	Education — 0.3%
7,500	County of Harris, Cultural Education Facilities Finance Corp., Children’s Hospital, Series 3, Rev., VAR, 1.281%, 12/01/16	7,474

	General Obligation — 0.8%
17,500	State of Texas, Transportation Commission Mobility, Series B, GO, VAR, 0.940%, 12/01/16	17,465

	Transportation — 1.0%
	Harris County, Toll Road, Senior Lien,
3,200	Series A, Rev., VAR, 1.190%, 12/01/16	3,200
2,500	Series A, Rev., VAR, 1.340%, 12/01/16	2,502
6,000	North Texas Tollway Authority System, First Tier, Series C, Rev., VAR, 1.230%, 12/01/16	6,017
10,000	Texas Transportation Commission State Highway Fund, First Tier, SIFMA Index, Series B, Rev., VAR, 0.910%, 12/01/16	9,997

		21,716

	Utility — 0.3%
7,500	City of San Antonio, Electric & Gas Systems, Junior Lien, Series B, Rev., VAR, 0.940%, 12/01/16	7,480

	Total Texas	54,135

	Washington — 0.6%
	Other Revenue — 0.2%
5,000	Central Puget Sound Regional Transit Authority, Sales Tax, Series S-2A, Rev., VAR, 1.260%, 12/01/16	5,004

	Utility — 0.4%
7,500	City of Seattle, Municipal Light & Power, Series B-1, Rev., VAR, 1.240%, 12/01/16	7,500
1,000	Grant County Public Utility District No. 2, Electric System, Series K, Rev., VAR, 0.880%, 12/01/16	997

		8,497

	Total Washington	13,501

	Total Weekly Demand Notes (Cost $163,526)	163,397

SHARES

Short-Term Investment — 3.0%
	Investment Company — 3.0%
65,967	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.280% (b) (l) (Cost $65,967)	65,967

	Total Investments — 100.4% (Cost $2,251,094)	2,228,794
	Liabilities in Excess of Other Assets — (0.4)%	(8,139)

	NET ASSETS — 100.0%	$2,220,655

Percentages indicated are based on net assets.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BRRH	—	Boca Raton Regional Hospital
CMO	—	Collateralized Mortgage Obligation
COP	—	Certificate of Participation
GO	—	General Obligation
GRAN	—	Grant Revenue Anticipation Note
GTD	—	Guaranteed
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SIFMA	—	Securities Industry and Financial Markets Association
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2016.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2016.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of November 30, 2016.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,117
Aggregate gross unrealized depreciation	(28,417)

Net unrealized appreciation/depreciation	$(22,300)

Federal income tax cost of investments	$2,251,094

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments. The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$65,967	$2,162,827	$—	$2,228,794

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended November 30, 2016.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 89.1% (t)
	Alabama — 1.5%
	Industrial Development Revenue/Pollution Control Revenue — 0.3%
1,000	Alabama Capital Region Solid Waste Disposal Authority, Tax-Exempt Solid Waste Disposal, IREP-Montgomery MRF, LLC Project, Series A, Rev., AMT, 4.500%, 06/15/34	1,015

	Other Revenue — 1.2%
1,000	Montgomery County Public Building Authority, Facilities Project, Rev., 5.000%, 03/01/29	1,129
3,000	Uab Medicine Financing Authority, Series B, Rev., 4.000%, 09/01/37	2,901

		4,030

	Total Alabama	5,045

	Alaska — 4.1%
	Prerefunded — 1.7%
	Alaska Municipal Bond Bank Authority,
2,430	Rev., 5.750%, 09/01/18 (p)	2,622
70	Rev., 5.750%, 09/01/18 (p)	75
1,745	Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Rev., AGC, 6.000%, 09/01/19 (p)	1,956
1,005	Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Unrefunded Balance, Rev., AGC, 6.000%, 09/01/19 (p)	1,127

		5,780

	Utility — 2.4%
	Alaska Energy Authority, Power, Bradley Lake Hydroelectric Project, Fourth Series,
3,485	Rev., AGM, 6.000%, 07/01/17	3,584
3,915	Rev., AGM, 6.000%, 07/01/19	4,336

		7,920

	Total Alaska	13,700

	Arkansas — 0.2%
	Education — 0.1%
185	Board of Trustees of the University of Arkansas, Various Facility, Fayetteville Campus, Series A, Rev., 5.000%, 11/01/37	208

	Hospital — 0.1%
	City of Springdale, Public Facilities Board Hospital,
415	Rev., 4.000%, 03/01/33	427
100	Rev., 4.000%, 03/01/36	101

		528

	Total Arkansas	736

	California — 19.7%
	Certificate of Participation/Lease — 0.5%
1,500	Riverside Public Financing Authority, Riverside Pavement Rehabilitation Project, COP, AGM, 5.000%, 06/01/33	1,632

	Education — 1.2%
500	California Educational Facilities Authority, Claremont McKenna College, Series A, Rev., 4.000%, 01/01/39	497
1,000	California Educational Facilities Authority, Stanford University, Series U-3, Rev., 5.000%, 06/01/43	1,220
	California State University, Systemwide,
1,945	Series A, Rev., 3.125%, 11/01/36	1,715
500	Series A, Rev., 4.000%, 11/01/45	490

		3,922

	General Obligation — 6.5%
330	County of Santa Clara, Campbell Union High School District, GO, 3.000%, 08/01/31	308
	Los Angeles Unified School District,
1,500	Series A, GO, 5.000%, 07/01/30	1,674
5,000	Series D, GO, 5.000%, 01/01/34	5,391
7,150	Mount San Antonio Community College District, Election of 2008, Series A, GO, Zero Coupon, 08/01/43	5,103
	Pittsburg Unified School District,
1,025	GO, 4.000%, 08/01/32	1,049
1,640	GO, 4.000%, 08/01/36	1,652
50	Pomona Unified School District, Series A, GO, NATL-RE, 6.100%, 02/01/20	56
2,790	Santa Maria Joint Union High School District, Santa Barbara & San Luis Obispo, GO, Zero Coupon, 08/01/37	1,012
100	Santa Monica-Malibu Unified School District, GO, 4.000%, 08/01/21	109
5,000	State of California, Various Purpose, GO, 6.500%, 04/01/33	5,536

		21,890

	Hospital — 2.7%
2,215	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Rev., 5.000%, 11/15/28	2,531

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital –– continued
5,000	California Health Facilities Financing Authority, Providence St. Joseph Health, Series A, Rev., 4.000%, 10/01/47	4,761
1,500	California Health Facilities Financing Authority, Sutter Health, Series A, Rev., 5.000%, 11/15/41	1,626

		8,918

	Other Revenue — 0.5%
1,780	San Francisco Bay Area Rapid Transit District, Sales Tax, Series A, Rev., 4.000%, 07/01/33	1,837

	Prerefunded — 3.1%
40	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.500%, 10/01/18 (p)	44
1,960	California Health Facilities Financing Authority, Unrefunded Balance, Providence Health & Services, Series C, Rev., 6.500%, 10/01/18 (p)	2,149
7,500	San Diego Public Facilities Financing Authority, Senior Sewer, Series A, Rev., 5.250%, 05/15/19 (p)	8,199

		10,392

	Transportation — 1.0%
1,250	City of Los Angeles, Department of Airports, Series A, Rev., AMT, 5.000%, 05/15/38	1,360
1,000	Los Angeles County Metropolitan Transportation Authority, Union Station Gateway Project, Rev., 5.000%, 07/01/27	1,167
805	Los Angeles Harbor Department, Rev., 7.600%, 10/01/18 (p)	868

		3,395

	Utility — 3.1%
375	City of Los Angeles Department of Water & Power, Power System, Series B, Rev., 5.000%, 07/01/36	423
610	City of Los Angeles, Department of Water & Power, Power System, Series D, Rev., 5.000%, 07/01/33	684
2,450	East Bay Municipal Utility District, Wastewater System, Series A, Rev., 5.000%, 06/01/36	2,774
2,000	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/21	2,188
2,500	Los Angeles Department of Water & Power, Power System, Subseries A-1, Rev., 5.250%, 07/01/38	2,632
595	Northern California Transmission Agency, Transmission Project, Series A, Rev., 5.000%, 05/01/31	679
1,000	Southern California, Public Power Authority Canyon Power Project, Series A, Rev., 5.000%, 07/01/27	1,126

		10,506

	Water & Sewer — 1.1%
515	East Bay Municipal Utility District Water System, Green Bonds, Series B, Rev., 5.000%, 06/01/33	586
3,000	Metropolitan Water District of Southern California, Series A, Rev., 5.000%, 07/01/32	3,063

		3,649

	Total California	66,141

	Colorado — 4.2%
	Certificate of Participation/Lease — 2.1%
4,655	Adams County, Colorado Refunding & Improvement, COP, 4.000%, 12/01/40	4,683
2,000	State of Colorado, Building Excellent Schools Today, Series G, COP, 5.000%, 03/15/32	2,195

		6,878

	Education — 0.1%
150	Board of Governors of the University of Colorado, Enterprise System, Series E-1, Rev., 5.000%, 03/01/35	167

	Hospital — 0.9%
2,130	Colorado Health Facilities Authority, Vail Valley Medical Centre Project, Rev., 4.000%, 01/15/45	2,050
1,000	Denver Health & Hospital Authority, Series A, Rev., 5.250%, 12/01/45	1,052

		3,102

	Prerefunded — 1.1%
	Colorado Water Resources & Power Development Authority, Water & Wastewater Utility Enterprise Project,
1,000	Series A, Rev., AGC, 5.125%, 12/01/18 (p)	1,077
1,000	Series A, Rev., AGC, 5.250%, 12/01/18 (p)	1,079
1,500	University of Colorado, University Enterprise, Series A, Rev., 5.375%, 06/01/19 (p)	1,644

		3,800

	Total Colorado	13,947

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Delaware — 0.6%
	Education — 0.3%
	The Delaware Economic Development Authority, Newark Charter School Inc. Project,
500	Series A, Rev., 5.000%, 09/01/36	525
500	Series A, Rev., 5.000%, 09/01/46	518

		1,043

	Hospital — 0.3%
1,080	Delaware State Economic Development Authority, Osteopathic Hospital Association, Series A, Rev., 6.900%, 01/01/18 (p)	1,113

	Total Delaware	2,156

	District of Columbia — 1.6%
	Education — 0.3%
	District of Columbia,
500	Series A, Rev., 6.000%, 07/01/43	571
500	Series A, Rev., 6.000%, 07/01/48	570

		1,141

	General Obligation — 1.3%
3,965	District of Columbia, Series B, GO, NATL-RE, 6.000%, 06/01/19	4,393

	Total District of Columbia	5,534

	Florida — 4.0%
	General Obligation — 0.9%
2,415	Hillsborough County, Parks & Recreation Program, GO, NATL-RE, 5.250%, 07/01/25	2,928

	Hospital — 0.1%
215	Orange County Health Facilities Authority, Series B, Rev., 4.000%, 10/01/45	203

	Other Revenue — 1.2%
2,240	County of Palm Beach, Rev., 5.000%, 05/01/38	2,508
	Palm Beach County, Public Improvement,
1,115	Rev., 5.000%, 05/01/24	1,301
135	Rev., 5.000%, 05/01/27	158

		3,967

	Transportation — 1.0%
3,205	Hillsborough County Aviation Authority, Tampa International Airport, Series B, Rev., NATL-RE, 6.000%, 10/01/18	3,449

	Utility — 0.8%
2,820	Tohopekaliga Water Authority, Utility System Revenue, Series A, Rev., 4.000%, 10/01/41	2,845

	Total Florida	13,392

	Georgia — 1.3%
	Hospital — 1.3%
3,845	Dalton Development Authority, Hamilton Health Care System, Rev., NATL-RE, 5.500%, 08/15/26	4,391

	Illinois — 3.0%
	Education — 0.6%
1,750	Chicago Public Building Commission, Board of Education, Series A, Rev., NATL-RE, 7.000%, 01/01/20 (p)	1,977

	General Obligation — 1.0%
355	Cook County Forest Preserve District, Limited Tax Project, Series B, GO, 5.000%, 12/15/37	373
3,000	State of Illinois, GO, 5.500%, 07/01/38	3,085

		3,458

	Transportation — 1.4%
1,500	Chicago O’Hare International Airport, General Airport, Third Lien, Series A, Rev., NATL-RE, 5.750%, 01/01/39	1,676
2,580	Regional Transportation Authority, Series D, Rev., NATL-RE, 7.750%, 06/01/19	2,815

		4,491

	Total Illinois	9,926

	Indiana — 2.0%
	Other Revenue — 2.0%
2,250	Indiana Finance Authority, Community Foundation of Northwest Indiana Obligated Group, Rev., 5.000%, 09/01/36	2,410
4,000	Indiana Finance Authority, State Revolving Fund Program, Series A, Rev., 5.000%, 02/01/30	4,427

	Total Indiana	6,837

	Kentucky — 1.3%
	Education — 1.3%
	Oldham County, Kentucky School District Finance Corp., School Building,
1,760	Rev., 5.000%, 06/01/26	2,029
2,000	Rev., 5.000%, 06/01/27	2,318

	Total Kentucky	4,347

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Louisiana — 0.7%
	Hospital — 0.4%
1,150	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Rev., 5.000%, 05/15/47	1,218

	Other Revenue — 0.3%
1,000	Tobacco Settlement Financing Corp., Asset-Backed, Series A, Rev., 5.250%, 05/15/35	1,075

	Total Louisiana	2,293

	Maine — 1.9%
	Prerefunded — 1.9%
5,675	Maine Turnpike Authority, Rev., 6.000%, 07/01/19 (p)	6,328

	Maryland — 0.5%
	General Obligation — 0.5%
1,420	Baltimore County, Consolidated Public Improvement, GO, 5.000%, 08/01/26	1,689

	Massachusetts — 0.6%
	General Obligation — 0.5%
1,500	Commonwealth of Massachusetts, Series A, GO, 5.000%, 03/01/32	1,689

	Water & Sewer — 0.1%
185	Massachusetts Water Pollution Abatement Trust, Pool Program, Rev., 5.250%, 08/01/28	229

	Total Massachusetts	1,918

	Michigan — 0.5%
	Transportation — 0.5%
1,500	Michigan State Trunk Line, Rev., 5.000%, 11/15/36	1,658

	Minnesota — 0.3%
	General Obligation — 0.3%
765	Independent School District No. 720, Shakopee Public Schools, Series A, GO, 5.000%, 02/01/25	894

	Mississippi — 0.4%
	Water & Sewer — 0.4%
1,000	Mississippi Development Bank, Water & Sewer System Project, Special Obligation, Rev., AGM, 6.875%, 12/01/40	1,256

	Montana — 0.1%
	Prerefunded — 0.1%
400	City of Helena, COP, 5.000%, 01/01/19 (p)	430

	Nebraska — 0.1%
	Utility — 0.1%
	Public Power Generation Agency, Whelan Energy Center Unit 2,
185	Series A, Rev., 5.000%, 01/01/34	202
280	Series A, Rev., 5.000%, 01/01/41	303

	Total Nebraska	505

	New Jersey — 2.2%
	Housing — 0.2%
505	New Jersey Housing & Mortgage Finance Agency, Single Family Housing, Series AA, Rev., 6.375%, 10/01/28	520

	Transportation — 2.0%
10,360	New Jersey Transportation Trust Fund Authority, Capital Appreciation, Transportation Systems, Series A, Rev., Zero Coupon, 12/15/36	3,519
3,000	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement, Series A-1, Rev., 5.000%, 06/15/27	3,191

		6,710

	Total New Jersey	7,230

	New York — 14.5%
	Education — 1.5%
3,000	New York State Dormitory Authority, Columbia University, Subseries A-2, Rev., 5.000%, 10/01/46	3,676
1,025	State Dormitory Authority, New York University, Series A, Rev., 5.000%, 07/01/28	1,205

		4,881

	General Obligation — 0.5%
	Gorham-Middlesex Central School District,
795	GO, 3.000%, 06/15/20	827
820	GO, 3.000%, 06/15/21	853

		1,680

	Other Revenue — 3.7%
	Brooklyn Arena Local Development Corp., Pilot Refunding, Barclays Center,
625	Series A, Rev., 5.000%, 07/15/26	704
565	Series A, Rev., 5.000%, 07/15/28	632
1,475	New York City Municipal Water Finance Authority, Building Aid, Series S-1, Rev., 5.000%, 07/15/33	1,653
	New York Convention Center Development Corp., Subordinated Lien Hotel Unit fee,
2,000	Series B, Rev., Zero Coupon, 11/15/36	866

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue –– continued
10,000	Series B, Rev., Zero Coupon, 11/15/55	1,604
7,500	Series B, Rev., Zero Coupon, 11/15/56	1,149
	New York Counties Tobacco Trust VI Tobacco Settlement Pass-Through Bonds,
300	Series B, Rev., 5.000%, 06/01/25	345
150	Series B, Rev., 5.000%, 06/01/28	168
155	Series B, Rev., 5.000%, 06/01/29	172
4,450	New York State Dormitory Authority, Sales Tax, Series A, Rev., 5.000%, 03/15/26	5,262

		12,555

	Prerefunded — 0.4%
1,150	New York City Municipal Water Finance Authority, Water & Sewer System, Series A, Rev., 5.750%, 06/15/18 (p)	1,231

	Transportation — 5.5%
	Metropolitan Transportation Authority,
250	Series D, Rev., 5.000%, 11/15/29	284
400	Series D, Rev., 5.000%, 11/15/30	452
400	Series D, Rev., 5.000%, 11/15/31	450
2,750	MTA Hudson Rail Yards Trust Obligations, Series A, Rev., 5.000%, 11/15/46	2,920
11,955	Port Authority of New York & New Jersey, Consolidated, 93rd Series, Rev., 6.125%, 06/01/94	14,422

		18,528

	Utility — 1.4%
4,250	Utility Debt Securitization Authority, Series TE, Rev., 5.000%, 12/15/41	4,786

	Water & Sewer — 1.5%
	New York City Municipal Water Finance Authority, Water & Sewer System,
360	Series A, Rev., 4.500%, 06/15/32	395
3,850	Series A, Rev., 5.750%, 06/15/40	4,083
	Water Authority of Great Neck North, New York water system,
200	Series A, Rev., 4.000%, 01/01/29	218
35	Series A, Rev., 4.000%, 01/01/30	38
425	Series A, Rev., 4.000%, 01/01/33	453

		5,187

	Total New York	48,848

	North Carolina — 0.3%
	Other Revenue — 0.3%
1,000	Onslow County Public Facilities Company, Limited Obligation, Rev., 4.000%, 10/01/31	1,033

	North Dakota — 0.0% (g)
	General Obligation — 0.0% (g)
105	West Fargo Public School District No. 6, Series A, GO, 3.000%, 05/01/25	107

	Ohio — 1.5%
	General Obligation — 0.7%
	Greenville City School District, School Improvement,
1,000	GO, 5.250%, 01/01/38	1,100
1,000	GO, 5.250%, 01/01/41	1,099

		2,199

	Hospital — 0.3%
1,000	County of Warren, Otterbein Homes Obligated Group, Healthcare Facilities, Series A, Rev., 5.500%, 07/01/39	1,091

	Prerefunded — 0.5%
	County of Richland, Correctional Facilities Improvement,
500	GO, AGC, 5.875%, 12/01/18 (p)	546
400	GO, AGC, 6.000%, 12/01/18 (p)	438
650	GO, AGC, 6.125%, 12/01/18 (p)	713

		1,697

	Total Ohio	4,987

	Oklahoma — 1.4%
	Other Revenue — 0.7%
2,400	The Edmond Public Works Authority, Sales Tax And Utility System, Rev., 4.000%, 07/01/41	2,378

	Prerefunded — 0.7%
2,000	Oklahoma City Water Utilities Trust, Water & Sewer System, Series A, Rev., 5.000%, 07/01/19 (p)	2,180

	Total Oklahoma	4,558

	Oregon — 0.3%
	Water & Sewer — 0.3%
825	City of Portland, Sewer System, First Lien, Series A, Rev., 5.000%, 06/01/26	966

	Pennsylvania — 0.1%
	General Obligation — 0.1%
250	County of Allegheny Pennsylvania, Series C, GO, 5.000%, 11/01/23	290

	South Carolina — 6.9%
	General Obligation — 0.2%
630	Anderson County South Carolina School District No. 5, GO, SCSDE, 5.000%, 03/01/27	740

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 3.1%
9,515	Laurens County School District No. 056, GO, AGC, SCSDE, 6.125%, 03/01/19 (p)	10,510

	Utility — 2.9%
3,900	Piedmont Municipal Power Agency, Electric, Rev., FGIC, 6.750%, 01/01/20 (p)	4,493
4,615	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, 6.750%, 01/01/20	5,255

		9,748

	Water & Sewer — 0.7%
	City of Anderson, South Carolina Water & Sewer System,
320	Rev., 5.000%, 07/01/29	368
680	Rev., 5.000%, 07/01/30	775
535	Rev., 5.000%, 07/01/31	607
500	Rev., 5.000%, 07/01/32	565

		2,315

	Total South Carolina	23,313

	South Dakota — 0.3%
	Other Revenue — 0.1%
300	South Dakota State Building Authority, Series A, Rev., 5.000%, 06/01/22	343

	Utility — 0.2%
555	Heartland Consumers Power District, Unrefunded Balance, Rev., AGM, 6.000%, 01/01/17 (p)	557

	Total South Dakota	900

	Tennessee — 0.1%
	General Obligation — 0.1%
175	Franklin Special School District, Limited Tax School Refunding & Improvement, GO, 5.000%, 06/01/31	201

	Texas — 8.3%
	Education — 1.9%
	Clifton Higher Education Finance Corp., Idea Public Schools,
1,250	Rev., 6.000%, 08/15/33	1,430
500	Series B, Rev., 4.000%, 08/15/23	528
345	Series B, Rev., 5.000%, 08/15/24	386
460	Series B, Rev., 5.000%, 08/15/25	517
	Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center, Hospital,
1,000	Rev., 5.125%, 09/01/33	1,085
2,300	Rev., 5.500%, 09/01/43	2,511

		6,457

	General Obligation — 0.2%
535	City of Carrollton, GO, 5.000%, 08/15/26	581

	Hospital — 0.5%
1,375	Harris County Health Facilities Development Corp., Texas Children’s Hospital Project, Rev., 5.500%, 10/01/19 (p)	1,474

	Prerefunded — 3.2%
4,435	Canyon Regional Water Authority, Wells Ranch Project, Rev., AMBAC, 5.125%, 08/01/17 (p)	4,561
2,200	City of Forney, Independent School District, Series A, GO, PSF-GTD, 5.750%, 08/15/18 (p)	2,370
3,500	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series B, Rev., 7.250%, 12/01/18 (p)	3,915

		10,846

	Transportation — 1.3%
1,965	Dallas-Fort Worth International Airport, Joint Improvement, Series A, Rev., 5.000%, 11/01/42	2,142
2,000	North Texas Tollway Authority, Special Projects System, Series A, Rev., 6.000%, 09/01/41	2,324

		4,466

	Utility — 0.2%
	City of San Antonio, Electric & Gas Systems,
480	Rev., 5.000%, 02/01/17 (p)	483
85	Rev., 5.000%, 02/01/32	97

		580

	Water & Sewer — 1.0%
2,500	City of Houston, Water & Sewer System, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	3,327

	Total Texas	27,731

	Utah — 0.5%
	Other Revenue — 0.5%
1,270	Municipal Building Authority Of West Valley City, Rev., 5.000%, 02/01/27	1,448
110	Utah Infrastructure Agency Telecommunications And Franchise Tax, Rev., 4.000%, 10/15/40	111

	Total Utah	1,559

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Virginia — 0.4%
	Transportation — 0.4%
	Capital Region Airport Commission (Richmond International Airport),
350	Series A, Rev., 4.000%, 07/01/35	360
350	Series A, Rev., 4.000%, 07/01/36	359
750	Series A, Rev., 4.000%, 07/01/38	768

	Total Virginia	1,487

	Washington — 3.7%
	Education — 1.8%
5,430	Western Washington University, Housing & Dining System, Junior Lien, Series A, Rev., AMBAC, 5.500%, 10/01/22	6,155

	General Obligation — 0.3%
1,000	State of Washington, Various Purpose, Series C, GO, 5.000%, 02/01/34	1,124

	Prerefunded — 1.6%
5,000	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.000%, 08/15/18 (p)	5,319

	Total Washington	12,598

	Total Municipal Bonds (Cost $288,197)	298,931

SHARES
Short-Term Investment — 10.9%
	Investment Company — 10.9%
36,616	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.280% (b) (l) (Cost $36,616)	36,616

	Total Investments — 100.0% (Cost $324,813)	335,547
	Other Assets in Excess of Liabilities — 0.0% (g)	116

	NET ASSETS — 100.0%	$335,663

Percentages indicated are based on net assets.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT NOVEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(65)	10 Year U.S. Treasury Note	03/22/17	USD	$(8,094)	$1

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COP	—	Certificate of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
GO	—	General Obligation
GTD	—	Guaranteed
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
(b)		Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)		Amount rounds to less than 0.05%
(l)		The rate shown is the current yield as of November 30, 2016.
(p)		Security is prerefunded or escrowed to maturity.
(t)		The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,088
Aggregate gross unrealized depreciation	(8,354)

Net unrealized appreciation/depreciation	$10,734

Federal income tax cost of investments	$324,813

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$36,616	$298,931	$—	$335,547

Appreciation in Other Financial Instruments
Futures Contracts	$1	$—	$—	$1

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended November 30, 2016.

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 12.8%
4,000	Financing Corp. STRIPS, 1.410%, 11/30/17 (n)	3,958
5,663	New Valley Generation I, 7.299%, 03/15/19	5,999
2,236	New Valley Generation II, 5.572%, 05/01/20	2,425

	Total U.S. Government Agency Securities (Cost $12,314)	12,382

U.S. Treasury Obligations — 87.7%
	U.S. Treasury Notes,
8,500	0.625%, 04/30/18	8,453
10,000	0.750%, 10/31/17	9,991
5,000	0.875%, 04/30/17	5,007
675	0.875%, 07/31/19	667
1,325	1.000%, 06/30/19	1,315
2,000	1.000%, 08/31/19	1,981
3,000	1.125%, 03/31/20	2,962
9,000	1.250%, 10/31/18	9,022
4,000	1.250%, 02/29/20	3,970
3,000	1.375%, 08/31/20	2,969
8,000	1.500%, 10/31/19	8,023
8,000	1.750%, 10/31/18	8,096
4,500	2.000%, 02/28/21	4,542
5,000	2.125%, 08/31/20	5,084
2,000	2.125%, 01/31/21	2,030
7,000	2.625%, 11/15/20	7,246
2,405	3.125%, 01/31/17	2,416
1,000	3.125%, 05/15/21	1,056

	Total U.S. Treasury Obligations (Cost $85,138)	84,830

SHARES
Short-Term Investment — 0.6%
	Investment Company — 0.6%
613	JPMorgan Federal Money Market Fund, Institutional Class Shares, 0.280% (b) (l) (Cost $613)	613

	Total Investments — 101.1% (Cost $98,065)	97,825
	Liabilities in Excess of Other Assets — (1.1)%	(1,041)

	NET ASSETS — 100.0%	$96,784

Percentages indicated are based on net assets.

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of November 30, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$234
Aggregate gross unrealized depreciation	(474)

Net unrealized appreciation/depreciation	$(240)

Federal income tax cost of investments	$98,065

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset value per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$613	$97,212	$—	$97,825

(a)	Portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended November 30, 2016.

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 38.7%
	Federal Farm Credit Bank — 2.1%
15,000	DN, 0.411%, 12/09/16 (n)	14,999
25,000	DN, 0.502%, 01/17/17 (n)	24,984
100,000	DN, 0.502%, 01/25/17 (n)	99,924
75,000	DN, 0.532%, 04/03/17 (n)	74,864
25,000	DN, 0.552%, 05/03/17 (n)	24,942
100,000	DN, 0.623%, 07/13/17 (n)	99,614
100,000	DN, 0.643%, 08/03/17 (n)	99,564
165,000	VAR, 0.413%, 12/14/16	164,993
80,000	VAR, 0.523%, 12/01/16	79,995
203,000	VAR, 0.547%, 12/21/16	202,968
120,000	VAR, 0.562%, 12/19/16	119,998
50,000	VAR, 0.578%, 12/13/16	50,003
119,100	VAR, 0.588%, 12/13/16	119,128
153,000	VAR, 0.592%, 12/27/16	152,975
250,000	VAR, 0.612%, 12/16/16	249,943
500,000	VAR, 0.624%, 12/02/16	499,942
275,000	VAR, 0.643%, 12/05/16	274,992
375,000	VAR, 0.652%, 12/19/16	375,000
350,000	VAR, 0.666%, 12/29/16	350,000
300,000	VAR, 0.670%, 12/01/16	300,000

		3,378,828

	Federal Home Loan Bank — 30.4%
200,000	0.875%, 05/24/17	200,286
415,000	DN, 0.300%, 12/01/16 (n)	415,000
350,000	DN, 0.305%, 12/23/16 (n)	349,935
867,780	DN, 0.306%, 12/07/16 (n)	867,736
600,000	DN, 0.310%, 12/13/16 (n)	599,938
500,000	DN, 0.310%, 12/20/16 (n)	499,918
250,000	DN, 0.310%, 12/22/16 (n)	249,955
450,000	DN, 0.314%, 12/06/16 (n)	449,980
1,523,250	DN, 0.315%, 12/15/16 (n)	1,523,064
375,000	DN, 0.316%, 12/08/16 (n)	374,977
635,000	DN, 0.330%, 01/05/17 (n)	634,796
746,998	DN, 0.331%, 12/02/16 (n)	746,991
600,000	DN, 0.344%, 12/19/16 (n)	599,897
995,000	DN, 0.360%, 12/09/16 (n)	994,920
477,000	DN, 0.393%, 12/14/16 (n)	476,932
1,389,500	DN, 0.397%, 12/12/16 (n)	1,389,332
750,000	DN, 0.401%, 12/05/16 (n)	749,967
150,000	DN, 0.401%, 12/21/16 (n)	149,967
1,250,000	DN, 0.403%, 12/16/16 (n)	1,249,790
493,850	DN, 0.467%, 01/18/17 (n)	493,543
250,000	DN, 0.477%, 01/20/17 (n)	249,835
1,019,000	DN, 0.481%, 01/27/17 (n)	1,018,226
207,000	DN, 0.484%, 02/24/17 (n)	206,764
557,800	DN, 0.486%, 01/25/17 (n)	557,387
200,000	DN, 0.501%, 02/10/17 (n)	199,803
21,000	DN, 0.501%, 03/15/17 (n)	20,970
35,000	DN, 0.502%, 01/10/17 (n)	34,980
500,000	DN, 0.522%, 01/17/17 (n)	499,660
500,000	VAR, 0.422%, 01/11/17	500,000
1,000,000	VAR, 0.422%, 01/11/17	1,000,000
250,000	VAR, 0.434%, 01/06/17	250,000
250,000	VAR, 0.438%, 01/07/17	250,000
225,000	VAR, 0.444%, 01/04/17	225,000
750,000	VAR, 0.458%, 01/07/17	750,000
500,000	VAR, 0.461%, 01/20/17	500,000
250,000	VAR, 0.462%, 01/18/17	249,986
500,000	VAR, 0.462%, 01/25/17	500,000
500,000	VAR, 0.462%, 01/25/17	500,000
250,000	VAR, 0.462%, 01/25/17	250,000
500,000	VAR, 0.462%, 01/25/17	500,000
978,000	VAR, 0.479%, 02/02/17	978,000
750,000	VAR, 0.491%, 02/07/17	750,000
500,000	VAR, 0.500%, 12/17/16	500,000
475,000	VAR, 0.500%, 12/17/16	475,000
500,000	VAR, 0.507%, 12/21/16	500,000
500,000	VAR, 0.525%, 12/18/16	500,000
500,000	VAR, 0.527%, 12/26/16	500,000
215,000	VAR, 0.527%, 12/26/16	215,000
500,000	VAR, 0.533%, 12/05/16	500,000
475,000	VAR, 0.536%, 12/22/16	475,000
250,000	VAR, 0.541%, 12/21/16	250,000
500,000	VAR, 0.550%, 12/05/16	500,000
75,000	VAR, 0.552%, 12/05/16	75,000
250,000	VAR, 0.553%, 12/06/16	250,000
500,000	VAR, 0.556%, 12/14/16	500,000
175,000	VAR, 0.557%, 12/21/16	174,994
609,000	VAR, 0.560%, 12/05/16	608,978
425,000	VAR, 0.565%, 12/05/16	425,000
100,000	VAR, 0.584%, 12/27/16	99,985
60,580	VAR, 0.603%, 12/05/16	60,580
250,000	VAR, 0.608%, 12/15/16	250,002
1,700,000	VAR, 0.610%, 02/23/17	1,700,000
500,000	VAR, 0.612%, 12/27/16	500,000
525,000	VAR, 0.612%, 12/28/16	525,000
528,000	VAR, 0.625%, 02/27/17	528,000
80,000	VAR, 0.627%, 02/09/17	80,064
500,000	VAR, 0.630%, 02/27/17	500,000
500,000	VAR, 0.650%, 12/19/16	500,000
625,000	VAR, 0.666%, 12/06/16	624,954
250,000	VAR, 0.672%, 12/01/16	249,987
500,000	VAR, 0.680%, 12/01/16	499,985
230,000	VAR, 0.682%, 12/27/16	230,000
400,000	VAR, 0.690%, 01/17/17	400,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — continued
	Federal Home Loan Bank — continued
200,000	VAR, 0.692%, 01/18/17	200,000
325,000	VAR, 0.724%, 12/09/16	325,000
250,000	VAR, 0.730%, 02/27/17	250,000
450,000	VAR, 0.737%, 02/13/17	450,000
150,000	VAR, 0.746%, 12/14/16	150,000
1,000,000	VAR, 0.747%, 12/19/16	1,000,000
750,000	VAR, 0.752%, 12/19/16	750,000
525,000	VAR, 0.752%, 02/15/17	525,000
300,000	VAR, 0.755%, 02/23/17	300,038
225,000	VAR, 0.761%, 02/16/17	224,998
975,000	VAR, 0.761%, 02/16/17	975,000
385,700	VAR, 0.770%, 02/23/17	385,729
227,900	VAR, 0.770%, 02/27/17	227,900
950,000	VAR, 0.770%, 02/27/17	950,000
300,000	VAR, 0.784%, 01/26/17	300,007
175,000	VAR, 0.784%, 02/02/17	175,000
250,000	VAR, 0.785%, 12/07/16	250,000
500,000	VAR, 0.789%, 01/04/17	499,950
100,000	VAR, 0.792%, 02/10/17	100,000
177,000	VAR, 0.793%, 02/07/17	177,026
250,000	VAR, 0.794%, 02/02/17	249,977
250,000	VAR, 0.795%, 12/07/16	250,000
150,000	VAR, 0.795%, 12/07/16	150,000
500,000	VAR, 0.795%, 12/19/16	500,000
250,000	VAR, 0.797%, 02/09/17	250,000
150,000	VAR, 0.797%, 02/13/17	150,000
235,000	VAR, 0.799%, 01/26/17	235,028
300,000	VAR, 0.812%, 01/25/17	300,000
250,000	VAR, 0.816%, 12/05/16	250,166
140,000	VAR, 0.816%, 12/21/16	140,000
150,000	VAR, 0.818%, 01/19/17	150,000
700,000	VAR, 0.820%, 12/12/16	699,973
210,000	VAR, 0.825%, 12/12/16	210,011
500,000	VAR, 0.826%, 02/21/17	500,000
400,000	VAR, 0.826%, 02/21/17	400,000
175,000	VAR, 0.827%, 02/10/17	174,998
448,000	VAR, 0.834%, 12/29/16	448,215
250,000	VAR, 0.856%, 02/16/17	250,000
500,000	VAR, 0.895%, 02/23/17	499,978
76,220	VAR, 0.905%, 02/27/17	76,242

		50,305,300

	Federal Home Loan Mortgage Corp. — 4.8%
600,000	DN, 0.401%, 12/21/16 (n)	599,867
83,334	DN, 0.459%, 02/07/17 (n)	83,262
925,000	DN, 0.501%, 03/20/17 (n)	923,600
238,696	DN, 0.501%, 03/21/17 (n)	238,331
500,000	DN, 0.501%, 04/05/17 (n)	499,132
410,000	DN, 0.521%, 05/04/17 (n)	409,088
500,000	DN, 0.521%, 05/10/17 (n)	498,844
761,905	DN, 0.523%, 05/05/17 (n)	760,194
950,000	VAR, 0.430%, 01/28/17	950,000
250,000	VAR, 0.502%, 01/24/17	250,000
358,000	VAR, 0.567%, 12/20/16	358,222
465,000	VAR, 0.632%, 01/24/17	465,000
1,175,000	VAR, 0.842%, 01/09/17	1,175,000
83,500	VAR, 0.844%, 01/12/17	83,500
675,000	VAR, 0.861%, 12/08/16	675,000

		7,969,040

	Federal National Mortgage Association — 1.4%
5,118	4.875%, 12/15/16	5,127
200,000	DN, 0.401%, 01/09/17 (n)	199,913
450,000	DN, 0.501%, 03/01/17(n)	449,437
250,000	VAR, 0.543%, 12/05/16	249,968
400,000	VAR, 0.545%, 12/08/16	399,969
280,000	VAR, 0.552%, 12/16/16	279,980
275,000	VAR, 0.618%, 12/27/16	274,996
500,000	VAR, 0.811%, 12/21/16	500,202

		2,359,592

	Total U.S. Government Agency Securities (Cost $64,012,760)	64,012,760

U.S. Treasury Obligations — 12.1%
	U.S. Treasury Bills — 4.2% (n)
1,290,000	0.151%, 12/01/16	1,290,000
1,750,000	0.272%, 12/29/16	1,749,569
1,465,000	0.537%, 05/11/17	1,461,490
500,000	0.561%, 04/27/17	498,857
1,000,000	0.614%, 06/01/17	996,857
975,000	0.634%, 05/18/17	972,247

		6,969,020

	U.S. Treasury Notes — 7.9%
303,000	0.500%, 07/31/17	302,762
528,000	0.625%, 12/31/16	528,090
1,165,000	0.625%, 05/31/17	1,165,121
1,225,000	0.625%, 07/31/17	1,225,151
350,000	0.625%, 08/31/17	349,914
1,295,000	0.750%, 03/15/17	1,295,825
90,000	0.750%, 10/31/17	89,934
526,000	0.875%, 12/31/16	526,212
955,000	0.875%, 04/15/17	956,249
1,540,000	0.875%, 04/30/17	1,542,066
325,000	0.875%, 05/15/17	325,518
400,000	0.875%, 06/15/17	400,466
541,000	0.875%, 07/15/17	541,880
170,000	0.875%, 08/15/17	170,291
190,000	1.000%, 03/31/17	190,309
1,250,000	1.875%, 08/31/17	1,260,906

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
	U.S. Treasury Notes — continued
100,000	1.875%, 10/31/17	100,949
660,000	2.375%, 07/31/17	667,703
569,640	2.750%, 05/31/17	575,829
150,000	3.125%, 04/30/17	151,623
200,000	3.250%, 03/31/17	201,756
170,000	4.250%, 11/15/17	175,463
316,000	4.500%, 05/15/17	321,615

		13,065,632

	Total U.S. Treasury Obligations (Cost $20,034,652)	20,034,652

Repurchase Agreements — 48.0%
5,950,000	Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 0.283%, dated 11/30/16, due 12/01/16, repurchase price $5,950,047. [1]	5,950,000
623,924	Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 0.280%, dated 11/30/16, due 12/01/16, repurchase price $623,929. [2]	623,924
250,000	Bank of America N.A., 0.280%, dated 11/30/16, due 12/01/16, repurchase price $250,002, collateralized by Federal Home Loan Mortgage Corporation, 3.000% - 3.500%, due 04/01/45 - 07/01/45, with a value of $255,000.	250,000
500,000	Bank of Nova Scotia (The), 0.280%, dated 11/30/16, due 12/07/16, repurchase price $500,027, collateralized by Federal Home Loan Mortgage Corporation, 3.000% - 6.000%, due 09/01/26 - 05/01/46, Federal National Mortgage Association, 0.875% - 7.000%, due 10/26/17 - 09/01/46, and Government National Mortgage Association, 3.000% - 4.500%, due 05/15/40 - 07/20/46, with a value of $510,000.	500,000
100,000	Bank of Nova Scotia (The), 0.280%, dated 11/30/16, due 12/01/16, repurchase price $100,001, collateralized by Federal Home Loan Mortgage Corporation, 0.900% - 5.000%, due 04/25/17 - 05/01/46, Federal National Mortgage Association, 2.201% - 7.000%, due 11/24/17 - 07/01/46, and Government National Mortgage Association, 3.000% - 4.000%, due 03/20/42 - 06/20/46, with a value of $102,000.	100,000
750,000	Barclays Capital, Inc., 0.270%, dated 11/30/16, due 12/02/16, repurchase price $750,011, collateralized by U.S. Treasury Securities, 0.000% - 8.750%, due 04/30/17 - 05/15/46, with a value of $765,000.	750,000
1,500,000	Barclays Capital, Inc., 0.270%, dated 11/30/16, due 12/05/16, repurchase price $1,500,056, collateralized by U.S. Treasury Securities, 0.000% - 4.250%, due 02/15/17 - 08/15/46, with a value of $1,530,000.	1,500,000
1,500,000	Barclays Capital, Inc., 0.270%, dated 11/30/16, due 12/06/16, repurchase price $1,500,068, collateralized by U.S. Treasury Securities, 0.000% - 2.375%, due 01/15/17 - 11/15/46, with a value of $1,530,000.	1,500,000
250,000	BNP Paribas, 0.250%, dated 11/30/16, due 12/06/16, repurchase price $250,010, collateralized by U.S. Treasury Securities, 0.000% - 2.500%, due 12/15/17 - 05/15/46, with a value of $255,012.	250,000
870,300	BNP Paribas, 0.270%, dated 11/30/16, due 12/01/16, repurchase price $870,307, collateralized by U.S. Treasury Securities, 0.000% - 2.500%, due 02/09/17 - 05/15/45, with a value of $887,713.	870,300
1,500,000	BNP Paribas, 0.340%, dated 11/30/16, due 12/07/16, repurchase price $1,500,099, collateralized by U.S. Treasury Securities, 0.000% - 8.125%, due 04/13/17 - 05/15/44, with a value of $1,530,838.	1,500,000
2,500,000	BNP Paribas, 0.350%, dated 11/30/16, due 12/07/16, repurchase price $2,500,170, collateralized by U.S. Treasury Securities, 0.000% - 8.750%, due 12/08/16 - 08/15/45, with a value of $2,551,537.	2,500,000
1,000,000	BNP Paribas, 0.370%, dated 11/30/16, due 12/07/16, repurchase price $1,000,072, collateralized by U.S. Treasury Securities, 0.000% - 6.125%, due 01/15/17 - 08/15/44, with a value of $1,020,650.	1,000,000
1,500,000	BNP Paribas, 0.390%, dated 11/30/16, due 12/07/16, repurchase price $1,500,114, collateralized by Federal Home Loan Mortgage Corporation, 1.000% - 8.000%, due 07/28/17 - 04/15/54, Federal National Mortgage Association, 1.500% - 7.000%, due 01/01/18 - 01/01/49, Government National Mortgage Association, 1.062% - 7.000%, due 09/20/18 - 10/20/46 and U.S. Treasury Securities, 0.000% - 8.125%, due 02/02/17 - 05/15/44, with a value of $1,531,064.	1,500,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
2,000,000	BNP Paribas, 0.400%, dated 11/30/16, due 12/27/16, repurchase price $2,000,600, collateralized by U.S. Treasury Securities, 0.000% - 6.875%, due 02/02/17 - 02/15/46, with a value of $2,041,405.	2,000,000
1,000,000	BNP Paribas, 0.500%, dated 11/30/16, due 12/07/17, repurchase price $1,000,097, collateralized by U.S. Treasury Securities, 0.000% - 8.125%, due 12/08/16 - 05/15/46, with a value of $1,021,247.	1,000,000
500,000	Credit Agricole Corporate and Investment Bank, 0.260%, dated 11/30/16, due 12/01/16, repurchase price $500,004, collateralized by U.S. Treasury Securities, 0.125% - 3.000%, due 04/15/21 - 05/15/45, with a value of $510,000.	500,000
1,500,000	Credit Agricole Corporate and Investment Bank, 0.270%, dated 11/30/16, due 12/06/16, repurchase price $1,500,068, collateralized by U.S. Treasury Securities, 0.000% - 9.125%, due 12/01/16 - 08/15/46, with a value of $1,530,000.	1,500,000
250,000	Credit Agricole Corporate and Investment Bank, 0.280%, dated 11/30/16, due 12/07/16, repurchase price $250,014, collateralized by U.S. Treasury Securities, 0.625% - 1.625%, due 07/15/21 - 02/15/26, with a value of $255,000.	250,000
750,000	Credit Agricole Corporate and Investment Bank, 0.290%, dated 11/30/16, due 12/07/16, repurchase price $750,042, collateralized by Federal Home Loan Mortgage Corporation, 0.000% - 2.500%, due 03/01/17 - 11/01/36, Federal National Mortgage Association, 3.000% - 4.000%, due 10/01/42 - 07/01/46, Government National Mortgage Association, 3.000% - 4.500%, due 09/15/42 - 06/20/46 and U.S. Treasury Securities, 0.000% - 2.250%, due 03/02/17 - 08/31/22, with a value of $765,000.	750,000
1,000,000	Credit Suisse, 0.270%, dated 11/30/16, due 12/01/16, repurchase price $1,000,008, collateralized by Government National Mortgage Association, 2.500% - 6.500%, due 04/15/18 - 08/15/57, with a value of $1,020,004.	1,000,000
500,000	Deutsche Bank Securities, Inc., 0.290%, dated 11/30/16, due 12/05/16, repurchase price $500,020, collateralized by U.S. Treasury Securities, 0.000% - 7.125%, due 07/31/17 - 05/15/27, with a value of $510,000.	500,000
3,500,000	Deutsche Bank Securities, Inc., 0.300%, dated 11/30/16, due 12/06/16, repurchase price $3,500,175, collateralized by Federal Home Loan Mortgage Corporation, 3.000%, due 04/01/30 - 12/01/46, Federal National Mortgage Association, 3.000% - 4.500%, due 02/01/45 - 11/01/46, Government National Mortgage Association, 2.500% - 6.224%, due 08/16/40 - 01/16/54 and U.S. Treasury Securities, 0.000% - 6.125%, due 12/31/16 - 02/15/44, with a value of $3,572,728.	3,500,000
2,500,000	Deutsche Bank Securities, Inc., 0.300%, dated 11/30/16, due 12/06/16, repurchase price $2,500,125, collateralized by U.S. Treasury Securities, 0.000% - 9.125%, due 12/01/16 - 11/15/46, with a value of $2,550,000.	2,500,000
1,000,000	Deutsche Bank Securities, Inc., 0.300%, dated 11/30/16, due 12/05/16, repurchase price $1,000,042, collateralized by Federal Home Loan Mortgage Corporation, 2.000% - 6.500%, due 12/15/16 - 11/01/46, and Federal National Mortgage Association, 2.000% - 6.500%, due 12/25/16 - 11/01/46, with a value of $1,020,000.	1,000,000
2,000,000	Deutsche Bank Securities, Inc., 0.310%, dated 11/30/16, due 12/06/16, repurchase price $2,000,103, collateralized by Federal Farm Credit Bank, 0.600% - 4.875%, due 01/17/17 - 04/06/45, Federal Home Loan Bank, 0.424% - 0.905%, due 04/06/17 - 09/01/17, Federal Home Loan Mortgage Corporation, 0.000% - 6.750%, due 12/01/16 - 05/04/37, Federal National Mortgage Association, 0.000% - 7.250%, due 05/11/17 - 11/15/30, Tennessee Valley Authority, 4.250% - 5.880%, due 04/01/36 - 09/15/65 and U.S. Treasury Securities, 0.125% - 2.000%, due 04/15/19 - 11/15/26, with a value of $2,040,000.	2,000,000
2,000,000	Deutsche Bank Securities, Inc., 0.310%, dated 11/30/16, due 12/07/16, repurchase price $2,000,121, collateralized by Federal Home Loan Mortgage Corporation, 5.000%, due 07/15/33, Federal National Mortgage Association, 5.385%, due 06/25/19, Government National Mortgage Association, 5.750%, due 11/15/32 and U.S. Treasury Securities, 0.000% - 8.750%, due 04/30/17 - 02/15/46, with a value of $2,040,101.	2,000,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
6,600,000	Federal Reserve Bank of New York, 0.250%, dated 11/30/16, due 12/01/16, repurchase price $6,600,046, collateralized by U.S. Treasury Securities, 1.250% - 7.625%, due 10/31/19 - 08/15/43, with a value of $6,600,046.	6,600,000
9,000,000	Federal Reserve Bank of New York, 0.250%, dated 11/30/16, due 12/01/16, repurchase price $9,000,063, collateralized by U.S. Treasury Securities, 1.250% - 7.625%, due 10/31/19 - 08/15/43, with a value of $9,000,063.	9,000,000
500,000	Goldman Sachs International, 0.280%, dated 11/30/16, due 12/07/16, repurchase price $500,027, collateralized by Government National Mortgage Association, 1.092% - 6.000%, due 06/15/30 - 11/20/46, with a value of $513,265.	500,000
3,000,000	Nomura Securities International, Inc., 0.280%, dated 11/30/16, due 12/01/16, repurchase price $3,000,023, collateralized by U.S. Treasury Securities, 0.000% - 9.000%, due 12/15/16 - 05/15/46, with a value of $3,060,024.	3,000,000
1,500,000	Nomura Securities International, Inc., 0.300%, dated 11/30/16, due 12/01/16, repurchase price $1,500,013, collateralized by Federal Home Loan Mortgage Corporation, 2.500% - 4.500%, due 12/01/30 - 11/01/46, and Federal National Mortgage Association, 2.000% - 7.500%, due 08/01/18 - 07/01/48, with a value of $1,530,013.	1,500,000
9,000,000	Nomura Securities International, Inc., 0.300%, dated 11/30/16, due 12/01/16, repurchase price $9,000,075, collateralized by Federal Home Loan Mortgage Corporation, 0.000% - 8.000%, due 01/01/17 - 12/01/46, Federal National Mortgage Association, 0.000% - 8.500%, due 12/25/16 - 07/01/48, Government National Mortgage Association, 1.769% - 9.000%, due 02/15/17 - 09/20/66, Tennessee Valley Authority, 5.375%, due 04/01/56 and U.S. Treasury Securities, 0.000% - 2.625%, due 05/04/17 - 08/15/46, with a value of $9,180,077.	9,000,000
500,000	Norinchukin Bank, 0.600%, dated 11/30/16, due 12/21/16, repurchase price $500,175, collateralized by U.S. Treasury Securities, 3.375% - 3.625%, due 04/15/28 - 04/15/32, with a value of $510,005.	500,000
400,000	Norinchukin Bank, 0.610%, dated 11/30/16, due 12/12/16, repurchase price $400,081, collateralized by U.S. Treasury Securities, 0.125% - 3.625%, due 04/15/19 - 04/15/28, with a value of $408,004.	400,000
250,000	Norinchukin Bank, 0.610%, dated 11/30/16, due 12/09/16, repurchase price $250,038, collateralized by U.S. Treasury Securities, 1.125%, due 01/15/21, with a value of $255,005.	250,000
300,000	Norinchukin Bank, 0.610%, dated 11/30/16, due 12/06/16, repurchase price $300,031, collateralized by U.S. Treasury Securities, 0.125%, due 04/15/20 - 01/15/21, with a value of $306,003.	300,000
400,000	Norinchukin Bank, 0.620%, dated 11/30/16, due 12/14/16, repurchase price $400,096, collateralized by U.S. Treasury Securities, 0.125% , due 04/15/18 - 04/15/20, with a value of $408,002.	400,000
200,000	Norinchukin Bank, 0.640%, dated 11/30/16, due 01/13/17, repurchase price $200,156, collateralized by U.S. Treasury Securities, 1.875% - 2.125%, due 06/30/20 - 08/31/20, with a value of $204,004.	200,000
250,000	Norinchukin Bank, 0.710%, dated 11/30/16, due 01/18/17, repurchase price $250,242, collateralized by U.S. Treasury Securities, 1.125% - 8.875%, due 02/15/19 - 01/15/21, with a value of $255,004.	250,000
250,000	Norinchukin Bank, 0.710%, dated 11/30/16, due 01/19/17, repurchase price $250,247, collateralized by U.S. Treasury Securities, 1.250% - 8.875%, due 02/15/19 - 10/31/19, with a value of $255,004.	250,000
250,000	Norinchukin Bank, 0.750%, dated 11/30/16, due 02/17/17, repurchase price $250,411, collateralized by U.S. Treasury Securities, 1.250% - 1.875%, due 10/31/19 - 06/30/20, with a value of $255,004.	250,000
500,000	RBC Capital Markets LLC, 0.350%, dated 11/30/16, due 12/07/16, repurchase price $500,034, collateralized by Federal Home Loan Mortgage Corporation, 2.500% - 3.000%, due 12/01/31 - 12/01/46, and Federal National Mortgage Association, 2.500% - 3.000%, due 11/01/31 - 11/01/36, with a value of $510,005.	500,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
1,000,000	RBC Capital Markets LLC, 0.400%, dated 11/30/16, due 12/07/16, repurchase price $1,000,078, collateralized by Federal Home Loan Mortgage Corporation, 3.000% - 3.500%, due 09/01/29 - 12/01/46, Federal National Mortgage Association, 2.500% - 3.500%, due 11/01/36 - 12/01/46, and Government National Mortgage Association, 3.000%, due 10/20/46, with a value of $1,020,000.	1,000,000
500,000	RBC Capital Markets LLC, 0.460%, dated 11/30/16, due 12/07/17, repurchase price $500,045, collateralized by Federal Home Loan Mortgage Corporation, 2.500% - 4.000%, due 04/01/26 - 12/01/46, and Federal National Mortgage Association, 2.257% - 3.500%, due 02/01/30 - 11/01/46, with a value of $510,034.	500,000
800,000	Societe Generale S.A., 0.270%, dated 11/30/16, due 12/06/16, repurchase price $800,036, collateralized by Federal Home Loan Mortgage Corporation, 2.656%, due 11/01/33, Federal National Mortgage Association, 1.284% - 4.500%, due 05/25/23 - 06/01/41, Government National Mortgage Association, 0.662% - 5.500%, due 05/16/30 - 07/20/46 and U.S. Treasury Securities, 0.000% - 8.875%, due 04/15/17 - 02/15/42, with a value of $816,113.	800,000
1,100,000	Societe Generale S.A., 0.280%, dated 11/30/16, due 12/07/16, repurchase price $1,100,060, collateralized by Government National Mortgage Association, 2.000% - 8.500%, due 01/20/26 - 07/20/66, with a value of $1,122,000.	1,100,000
500,000	Societe Generale S.A., 0.430%, dated 11/30/16, due 12/14/16, repurchase price $500,084, collateralized by U.S. Treasury Securities, 0.000% - 2.750%, due 03/02/17 - 05/15/25, with a value of $510,000.	500,000
250,000	Societe Generale S.A., 0.440%, dated 11/30/16, due 12/20/16, repurchase price $250,061, collateralized by Government National Mortgage Association, 2.000% - 8.500%, due 02/15/17 - 03/20/66, with a value of $255,000.	250,000
1,000,000	Sumitomo Mitsui Banking Corp., 0.290%, dated 11/30/16, due 12/01/16, repurchase price $1,000,008, collateralized by Government National Mortgage Association, 3.000% - 3.500%, due 10/20/42 - 04/20/46, with a value of $1,020,001.	1,000,000
3,000,000	Sumitomo Mitsui Banking Corp., 0.290%, dated 11/30/16, due 12/01/16, repurchase price $3,000,024, collateralized by Government National Mortgage Association, 3.000% - 3.500%, due 10/20/42 - 02/20/46, with a value of $3,060,001.	3,000,000
86,522	Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 0.268%, dated 11/30/16, due 12/01/16, repurchase price $86,523. [3]	86,522
500,000	Wells Fargo Bank N.A., 0.520%, dated 11/30/16, due 01/09/17, repurchase price $500,289, collateralized by Federal Home Loan Mortgage Corporation, 2.500% - 3.500%, due 04/01/30 - 11/01/45, with a value of $510,442.	500,000
250,000	Wells Fargo Securities LLC, 0.410%, dated 11/30/16, due 12/01/16, repurchase price $250,003, collateralized by U.S. Treasury Securities, 0.125% - 4.000%, due 04/15/17 - 01/15/24, with a value of $255,250.	250,000
400,000	Wells Fargo Securities LLC, 0.420%, dated 11/30/16, due 12/01/16, repurchase price $400,005, collateralized by Federal Home Loan Mortgage Corporation, 2.916% - 3.500%, due 10/01/41 - 06/01/46, and Federal National Mortgage Association, 2.366% - 4.500%, due 04/01/31 - 12/01/46, with a value of $408,409.	400,000

	Total Repurchase Agreements (Cost $79,580,746)	79,580,746

	Total Investments — 98.8% (Cost $163,628,158)*	163,628,158
	Other Assets in Excess ofLiabilities — 1.2%	2,025,915

	NET ASSETS — 100.0%	$165,654,073

Percentages indicated are based on net assets.

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

Additional Investment Information:

[1]	Agency Joint Trading Account I — At November 30, 2016, certain Funds had undivided interests in the Agency Joint Trading Account I with a maturity date of December 01, 2016, as follows:

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Government Money Market Fund	$5,950,000	$5,950,047	$6,069,398

Repurchase Agreements — At November 30, 2016, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account I were as follows:

Counterparty	Interest Rate	U.S. Government Money Market Fund
BNP Paribas	0.290%	$1,500,000
Credit Agricole Corporate and Investment Bank	0.280%	500,000
Mitsubishi UFJ Trust & Banking Corp.	0.270%	500,000
TD Securities USA LLC	0.290%	600,000
Wells Fargo Bank N.A.	0.280%	700,000
Wells Fargo Securities, LLC	0.280%	2,150,000

Total		$5,950,000

At November 30, 2016, the Agency Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corporation	1.060% to 9.000%	06/22/18 to 05/15/54
Federal National Mortgage Association	1.500% to 7.500%	03/01/17 to 07/25/54
Government National Mortgage Association	1.500% to 8.500%	02/15/17 to 11/20/66
U.S. Treasury Securities	0.000% to 8.750%	12/01/16 to 05/15/46

[2]	Agency Joint Trading Account II — At November 30, 2016, certain Funds had undivided interests in the Agency Joint Trading Account II with a maturity date of December 01, 2016, as follows:

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Government Money Market Fund	$623,924	$623,929	$636,403

Repurchase Agreements — At November 30, 2016, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account II were as follows:

Counterparty	Interest Rate	U.S. Government Money Market Fund
Citibank N.A.	0.280%	$148,553
Citigroup Global Markets, Inc.	0.280%	148,553
Merrill Lynch PFS, Inc.	0.280%	326,818

Total		$623,924

At November 30, 2016, the Agency Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corporation	0.875% to 5.000%	03/10/17 to 11/01/46
Federal National Mortgage Association	0.875% to 5.500%	08/28/17 to 12/01/46
Government National Mortgage Association	2.000% to 8.000%	09/20/24 to 11/20/66
U.S. Treasury Securities	0.494% to 8.125%	04/30/17 to 02/15/42

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

[3]	Treasury Joint Trading Account I — At November 30, 2016, certain Funds had undivided interests in the Treasury Joint Trading Account I with a maturity date of December 01, 2016, as follows:

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Government Money Market Fund	$86,522	$86,523	$88,253

Repurchase Agreements — At November 30, 2016, the Principal Amounts of certain Funds’ interests in the Treasury Joint Trading Account I were as follows:

Counterparty	Interest Rate	U.S. Treasury Plus Money Market Fund
Bank of Nova Scotia	0.270%	$13,414
Citibank N.A.	0.260%	13,414
Wells Fargo Bank N.A.	0.270%	32,865
Wells Fargo Securities, LLC	0.270%	26,829

Total		$86,522

At November 30, 2016, the Treasury Joint Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.125% to 8.875%	05/15/17 to 08/15/46

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by certain money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of November 30, 2016, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$163,628,158	$—	$163,628,158

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2016.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 41.7%
	U.S. Treasury Bills (n) — 7.4%
250,000	0.401%, 12/22/16	249,942
30,000	0.426%, 02/02/17	29,978
250,000	0.432%, 12/08/16	249,979
150,000	0.472%, 03/09/17	149,808
150,000	0.508%, 03/02/17	149,807
350,000	0.539%, 03/16/17	349,452
250,000	0.605%, 05/18/17	249,296
250,000	0.617%, 05/25/17	249,253
200,000	0.623%, 06/01/17	199,372

		1,876,887

	U.S. Treasury Notes — 34.3%
325,515	0.625%, 12/15/16	325,534
350,000	0.625%, 12/31/16	350,034
597,000	0.625%, 05/31/17	597,083
63,000	0.625%, 06/30/17	62,983
150,000	0.625%, 07/31/17	150,018
140,000	0.625%, 08/31/17	139,975
300,000	0.661%, 12/01/16	299,932
150,000	0.750%, 03/15/17	150,104
60,000	0.750%, 06/30/17	60,028
110,000	0.750%, 10/31/17	109,919
200,000	0.875%, 12/31/16	200,069
100,000	0.875%, 02/28/17	100,088
450,000	0.875%, 04/30/17	450,629
200,000	0.875%, 07/15/17	200,325
195,000	0.875%, 08/15/17	195,304
525,000	1.875%, 08/31/17	529,531
100,000	2.375%, 07/31/17	101,121
325,000	2.500%, 06/30/17	328,472
200,000	3.000%, 02/28/17	201,227
319,000	3.125%, 01/31/17	320,403
250,000	3.125%, 04/30/17	252,677
50,000	3.250%, 03/31/17	50,439
50,000	4.500%, 05/15/17	50,881
200,000	4.750%, 08/15/17	205,629
650,000	VAR, 0.565%, 12/01/16	649,855
563,000	VAR, 0.568%, 12/01/16	562,899
550,000	VAR, 0.659%, 12/01/16	550,033
400,000	VAR, 0.665%, 12/01/16	400,148
750,000	VAR, 0.681%, 12/01/16	750,095
387,000	VAR, 0.763%, 12/01/16	387,197

		8,732,632

	Total U.S. Treasury Obligations (Cost$10,609,519)	10,609,519

	Repurchase Agreements — 57.9%
250,000	Credit Agricole Corporate and Investment Bank, 0.280%, dated 11/30/16, due 12/07/16, repurchase price $250,014, collateralized by U.S. Treasury Securities, 1.375% - 1.625%, due 08/31/20 - 05/31/23, with a value of $255,000.	250,000
747,524	Deutsche Bank Securities, Inc., 0.280%, dated 11/30/16, due 12/01/16, repurchase price $747,530, collateralized by U.S. Treasury Securities, 0.000% - 8.000%, due 01/05/17 - 08/15/24, with a value of $762,475.	747,524
500,000	Deutsche Bank Securities, Inc., 0.300%, dated 11/30/16, due 12/07/16, repurchase price $500,029, collateralized by U.S. Treasury Securities, 1.000% - 2.250%, due 12/15/17 - 04/30/21, with a value of $510,000.	500,000
6,000,000	Federal Reserve Bank of New York, 0.250%, dated 11/30/16, due 12/01/16, repurchase price $6,000,042, collateralized by U.S. Treasury Securities, 1.250% - 3.125%, due 10/31/19 - 05/15/21, with a value of $6,000,042.	6,000,000
100,000	HSBC Securities USA, Inc., 0.260%, dated 11/30/16, due 12/01/16, repurchase price $100,001, collateralized by U.S. Treasury Securities, 2.125%, due 12/31/22, with a value of $102,003.	100,000
250,000	JPMorgan Securities LLC, 0.270%, dated 11/30/16, due 12/01/16, repurchase price $250,002, collateralized by U.S. Treasury Securities, 0.750% - 8.125%, due 02/15/19 - 08/15/42, with a value of $255,003.	250,000
100,000	Mizuho Securities USA, Inc., 0.270%, dated 11/30/16, due 12/01/16, repurchase price $100,001, collateralized by U.S. Treasury Securities, 1.375% - 3.125%, due 02/28/17 - 05/15/42, with a value of $102,000.	100,000
2,200,000	Nomura Securities International, Inc., 0.280%, dated 11/30/16, due 12/01/16, repurchase price $2,200,017, collateralized by U.S. Treasury Securities, 0.000% - 8.875%, due 12/08/16 - 02/15/46, with a value of $2,244,017.	2,200,000
150,000	Norinchukin Bank, 0.610%, dated 11/30/16, due 12/09/16, repurchase price $150,023, collateralized by U.S. Treasury Securities, 2.125%, due 08/31/20, with a value of $153,005.	150,000

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Repurchase Agreements — continued
100,000	Norinchukin Bank, 0.640%, dated 11/30/16, due 01/13/17, repurchase price $100,078, collateralized by U.S. Treasury Securities, 2.125%, due 08/31/20, with a value of $102,005.	100,000
250,000	Norinchukin Bank, 0.750%, dated 11/30/16, due 02/17/17, repurchase price $250,411, collateralized by U.S. Treasury Securities, 1.875%, due 06/30/20, with a value of $255,000.	250,000
200,000	RBS Securities, Inc., 0.270%, dated 11/30/16, due 12/01/16, repurchase price $200,002, collateralized by U.S. Treasury Securities, 0.625% - 2.375%, due 11/30/17 - 08/15/25, with a value of $204,005.	200,000
1,000,000	Royal Bank of Scotland Group plc, 0.270%, dated 11/30/16, due 12/01/16, repurchase price $1,000,008, collateralized by U.S. Treasury Securities, 0.875% - 3.625%, due 05/15/17 - 05/15/20, with a value of $1,020,000.	1,000,000
700,000	TD Securities USA LLC, 0.270%, dated 11/30/16, due 12/01/16, repurchase price $700,005, collateralized by U.S. Treasury Securities, 0.125% - 3.875%, due 04/15/18 - 04/15/29, with a value of $714,005.	700,000
1,457,724	Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 0.268%, dated 11/30/16, due 12/01/16, repurchase price $1,457,735. [1]	1,457,724
300,000	Wells Fargo Securities LLC, 0.270%, dated 11/30/16, due 12/01/16, repurchase price $300,002, collateralized by U.S. Treasury Securities, 0.494% - 7.625%, due 01/31/17 - 02/15/41, with a value of $306,002.	300,000
400,000	Wells Fargo Securities LLC, 0.410%, dated 11/30/16, due 12/16/16, repurchase price $400,073, collateralized by U.S. Treasury Securities, 0.125%, due 04/15/17, with a value of $408,139.	400,000

	Total Repurchase Agreements (Cost$14,705,248)	14,705,248

	Total Investments — 99.6% (Cost $25,314,767)*	25,314,767
	Other Assets in Excess of Liabilities — 0.4%	109,226

	NET ASSETS — 100.0%	$25,423,993

Percentages indicated are based on net assets.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

Additional Investment Information:

[1]	Treasury Joint Trading Account I — At November 30, 2016, certain Funds had undivided interests in the Treasury Joint Trading Account I with a maturity date of December 01, 2016, as follows:

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Treasury Plus Money Market Fund	$1,457,724	$1,457,735	$1,486,886

Repurchase Agreements — At November 30, 2016, the Principal Amounts of certain Funds’ interests in the Treasury Joint Trading Account I were as follows:

Counterparty	Interest Rate	U.S. Treasury Plus Money Market Fund
Bank of Nova Scotia	0.270%	$226,004
Citibank N.A.	0.260%	226,004
Wells Fargo Bank N.A.	0.270%	553,709
Wells Fargo Securities, LLC	0.270%	452,007

Total		$1,457,724

At November 30, 2016, the Treasury Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.125% to 8.875%	05/15/17 to 08/15/46

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by certain money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of the inputs used as of November 30, 2016, in valuing the Portfolio’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$25,314,767	$—	$25,314,767

All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2016.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
January 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
January 25, 2017

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
January 25, 2017